UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:

February 28

Date of reporting period:

February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Destinations Large Cap Equity Fund
Class I – DLCFX

Destinations Large Cap Equity Fund
Class Z - DLCZX

Destinations Small-Mid Cap Equity Fund
Class I - DSMFX

Destinations Small-Mid Cap Equity Fund
Class Z - DSMZX

Destinations International Equity Fund
Class I - DIEFX

Destinations International Equity Fund
Class Z - DIEZX

Destinations Equity Income Fund
Class I - DGEFX

Destinations Equity Income Fund
Class Z - DGEZX

Destinations Core Fixed Income Fund
Class I - DCFFX

Destinations Core Fixed Income Fund
Class Z - DCFZX

Destinations Low Duration Fixed Income Fund
Class I - DLDFX

Destinations Low Duration Fixed Income Fund
Class Z - DLDZX

Destinations Global Fixed Income Opportunities Fund
Class I - DGFFX

Destinations Global Fixed Income Opportunities Fund
Class Z - DGFZX

Destinations Municipal Fixed Income Fund
Class I - DMFFX

Destinations Municipal Fixed Income Fund
Class Z - DMFZX

Destinations Multi Strategy Alternatives Fund
Class I - DMSFX

Destinations Multi Strategy Alternatives Fund
Class Z - DMSZX

Destinations Shelter Fund
Class I - DSHFX

Destinations Shelter Fund
Class Z - DSHZX

Destinations Real Assets Fund
Class I - DRAFX

Destinations Real Assets Fund
Class Z - DRAZX

Destinations Large Cap Equity Fund

Class I

DLCFX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Large Cap Equity Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$90	0.85%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 12.49% compared to a return of 16.73% for the Russell 1000 Index. Stock selection within materials, consumer staples, and utilities were the primary positive contributors to relative performance. From a sector allocation perspective, the underweight to the consumer discretionary, consumer staples, and real estate sectors also contributed positively to relative performance. Detracting from the Fund’s relative performance was stock selection within the information technology and consumer discretionary sectors. An overweight to health care and an underweight to communication services also detracted from relative performance.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund Class I from inception (March 20, 2017) to February 28, 2026 as compared with the Russell 1000 Index.

Class I
Russell 1000 Index
$34,000
$32,000
$30,000
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$33,001
$28,403
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class I	Russell 1000 Index
Mar-17	$10,000	$10,000
Aug-17	$10,680	$10,504
Feb-18	$11,789	$11,619
Aug-18	$12,554	$12,585
Feb-19	$12,111	$12,199
Aug-19	$12,497	$12,899
Feb-20	$12,628	$13,153
Aug-20	$15,116	$15,801
Feb-21	$17,167	$17,663
Aug-21	$20,114	$20,897
Feb-22	$18,451	$20,086
Aug-22	$16,432	$18,188
Feb-23	$17,120	$18,438
Aug-23	$19,157	$20,989
Feb-24	$21,945	$23,935
Aug-24	$23,994	$26,572
Feb-25	$25,250	$28,270
Aug-25	$27,334	$30,886
Feb-26	$28,403	$33,001

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	12.49%	10.60%	12.33%
Russell 1000 Index	16.73%	13.32%	14.19%

Key Fund Statistics

Table Summary
Total Net Assets	$3,493,556,947
Number of Portfolio Holdings	315
Portfolio Turnover Rate	98%
Advisory Fees Paid	$21,668,318

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	93.0%
Exchange Traded Funds (ETFs)	5.9%
Preferred Stocks	0.0%Footnote Reference*
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Technology	25.3%
Financial	16.8%
Communications	13.6%
Consumer Non-cyclical	12.5%
Industrial	9.4%
Exchange Traded Funds (ETFs)	5.9%
Others	15.4%
Short-Term Investments	1.1%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Large Cap Equity Fund

Class I

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC01-I

Destinations Large Cap Equity Fund

Class Z

DLCZX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Large Cap Equity Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$74	0.70%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 12.73% compared to a return of 16.73% for the Russell 1000 Index. Stock selection within materials, consumer staples, and utilities were the primary positive contributors to relative performance. From a sector allocation perspective, the underweight to the consumer discretionary, consumer staples, and real estate sectors also contributed positively to relative performance. Detracting from the Fund’s relative performance was stock selection within the information technology and consumer discretionary sectors. An overweight to health care and an underweight to communication services also detracted from relative performance.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund Class Z from inception (July 16, 2018) to February 28, 2026 as compared with the Russell 1000 Index.

Class Z
Russell 1000 Index
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$27,262
$23,494
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class Z	Russell 1000 Index
Jul-18	$10,000	$10,000
Aug-18	$10,270	$10,397
Feb-19	$9,906	$10,077
Aug-19	$10,231	$10,656
Feb-20	$10,347	$10,866
Aug-20	$12,385	$13,053
Feb-21	$14,088	$14,591
Aug-21	$16,508	$17,263
Feb-22	$15,167	$16,593
Aug-22	$13,512	$15,025
Feb-23	$14,080	$15,231
Aug-23	$15,773	$17,339
Feb-24	$18,093	$19,772
Aug-24	$19,788	$21,951
Feb-25	$20,841	$23,354
Aug-25	$22,581	$25,515
Feb-26	$23,494	$27,262

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	12.73%	10.77%	11.81%
Russell 1000 Index	16.73%	13.32%	13.98%

Key Fund Statistics

Table Summary
Total Net Assets	$3,493,556,947
Number of Portfolio Holdings	315
Portfolio Turnover Rate	98%
Advisory Fees Paid	$21,668,318

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	93.0%
Exchange Traded Funds (ETFs)	5.9%
Preferred Stocks	0.0%Footnote Reference*
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Technology	25.3%
Financial	16.8%
Communications	13.6%
Consumer Non-cyclical	12.5%
Industrial	9.4%
Exchange Traded Funds (ETFs)	5.9%
Others	15.4%
Short-Term Investments	1.1%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Large Cap Equity Fund

Class Z

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC01-Z

Destinations Small-Mid Cap Equity Fund

Class I

DSMFX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Small-Mid Cap Equity Fund seeks to provide long-term capital appreciation and invests primarily in small- and mid-capitalization equity securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$127	1.11%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 28.81% compared to a return of 21.97% for the Russell 2500 Index. Stock selection within the information technology and industrials sectors as well as underweight exposures to the financials and real estate sectors contributed positively to relative performance for the period. Detracting from the Fund’s relative performance over the period was stock selection within the consumer staples and utilities sectors. An underweight to the materials sector also detracted from relative performance.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund Class I from inception (March 20, 2017) to February 28, 2026 as compared with the Russell 2500 Index.

Class I
Russell 2500 Index
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$27,587
$23,621
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class I	Russell 2500 Index
Mar-17	$10,000	$10,000
Aug-17	$10,310	$10,190
Feb-18	$11,083	$11,077
Aug-18	$12,869	$12,568
Feb-19	$12,082	$11,782
Aug-19	$12,263	$11,670
Feb-20	$12,144	$11,570
Aug-20	$13,245	$12,463
Feb-21	$18,660	$16,881
Aug-21	$20,284	$18,179
Feb-22	$18,971	$16,948
Aug-22	$17,391	$15,353
Feb-23	$17,860	$16,029
Aug-23	$18,193	$16,372
Feb-24	$20,003	$17,992
Aug-24	$21,401	$19,217
Feb-25	$21,417	$19,366
Aug-25	$23,397	$21,146
Feb-26	$27,587	$23,621

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$747,103,820
Number of Portfolio Holdings	2,722
Portfolio Turnover Rate	124%
Advisory Fees Paid	$5,534,142
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	28.81%Footnote Reference*	8.13%	11.96%
Russell 2500 Index	21.97%	6.95%	10.04%
Footnote	Description
Footnote*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap Index or the Russell 2000 Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	93.0%
Exchange Traded Funds (ETFs)	4.4%
Limited Partnership	0.0%Footnote Reference*
Closed-End Fund	0.0%Footnote Reference*
Warrant	0.0%Footnote Reference*
Short-Term Investments	1.8%
Money Market Fund	0.8%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Industrial	22.0%
Consumer Non-cyclical	18.5%
Financial	14.8%
Consumer Cyclical	11.2%
Exchange Traded Funds (ETFs)	4.4%
Others	26.5%
Short-Term Investments	1.8%
Money Market Fund	0.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Small-Mid Cap Equity Fund

Class I

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC02-I

Destinations Small-Mid Cap Equity Fund

Class Z

DSMZX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Small-Mid Cap Equity Fund seeks to provide long-term capital appreciation and invests primarily in small- and mid-capitalization equity securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$110	0.96%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 29.04% compared to a return of 21.97% for the Russell 2500 Index. Stock selection within the information technology and industrials sectors as well as underweight exposures to the financials and real estate sectors contributed positively to relative performance for the period. Detracting from the Fund’s relative performance over the period was stock selection within the consumer staples and utilities sectors. An underweight to the materials sector also detracted from relative performance.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund Class Z from inception (July 16, 2018) to February 28, 2026 as compared with the Russell 2500 Index.

Class Z
Russell 2500 Index
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$22,787
$19,460
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class Z	Russell 2500 Index
Jul-18	$10,000	$10,000
Aug-18	$10,520	$10,354
Feb-19	$9,876	$9,707
Aug-19	$10,038	$9,614
Feb-20	$9,945	$9,532
Aug-20	$10,849	$10,267
Feb-21	$15,300	$13,907
Aug-21	$16,648	$14,976
Feb-22	$15,585	$13,962
Aug-22	$14,297	$12,648
Feb-23	$14,684	$13,205
Aug-23	$14,971	$13,488
Feb-24	$16,483	$14,823
Aug-24	$17,637	$15,832
Feb-25	$17,659	$15,954
Aug-25	$19,298	$17,421
Feb-26	$22,787	$19,460

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$747,103,820
Number of Portfolio Holdings	2,722
Portfolio Turnover Rate	124%
Advisory Fees Paid	$5,534,142
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	29.04%Footnote Reference*	8.29%	11.36%
Russell 2500 Index	21.97%	6.95%	9.09%
Footnote	Description
Footnote*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap Index or the Russell 2000 Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	93.0%
Exchange Traded Funds (ETFs)	4.4%
Limited Partnership	0.0%Footnote Reference*
Closed-End Fund	0.0%Footnote Reference*
Warrant	0.0%Footnote Reference*
Short-Term Investments	1.8%
Money Market Fund	0.8%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Industrial	22.0%
Consumer Non-cyclical	18.5%
Financial	14.8%
Consumer Cyclical	11.2%
Exchange Traded Funds (ETFs)	4.4%
Others	26.5%
Short-Term Investments	1.8%
Money Market Fund	0.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Small-Mid Cap Equity Fund

Class Z

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC02-Z

Destinations International Equity Fund

Class I

DIEFX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations International Equity Fund seeks long-term capital appreciation and invests in equity securities of foreign markets, including emerging and frontier markets, across market capitalizations.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$127	1.07%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 38.30% compared to a return of 40.02% for the FTSE All-World ex US Index. From a sector perspective, stock selection within the industrials and energy sectors as well as underweight exposures to consumer discretionary and communication services were the largest positive contributors to relative performance. An underweight to information technology and stock selection within the health care and consumer staples sectors detracted from relative performance. From a geographical perspective, stock selection within Canada and Denmark contributed positively to relative performance. Contributing negatively to relative performance were an underweight to Taiwan and stock selection within the UK and Japan.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund Class I from inception (March 20, 2017) to February 28, 2026 as compared with the FTSE All-World ex US Index.

Class I
FTSE All-World ex US Index
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$22,255
$21,457
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class I	FTSE All-World ex US Index
Mar-17	$10,000	$10,000
Aug-17	$11,050	$10,942
Feb-18	$11,770	$11,795
Aug-18	$11,509	$11,306
Feb-19	$11,098	$11,009
Aug-19	$11,415	$10,926
Feb-20	$11,644	$10,948
Aug-20	$13,662	$11,866
Feb-21	$15,561	$13,880
Aug-21	$16,468	$14,900
Feb-22	$14,261	$13,899
Aug-22	$12,128	$12,049
Feb-23	$12,967	$12,901
Aug-23	$13,631	$13,473
Feb-24	$14,373	$14,539
Aug-24	$15,771	$15,903
Feb-25	$15,515	$15,894
Aug-25	$17,852	$18,378
Feb-26	$21,457	$22,255

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$2,183,733,254
Number of Portfolio Holdings	1,728
Portfolio Turnover Rate	54%
Advisory Fees Paid	$15,365,689
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	38.30%Footnote Reference*	6.64%	8.87%
FTSE All-World ex US Index	40.02%	9.90%	9.33%
Footnote	Description
Footnote*	Includes the impact of payment from Sub-adviser, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Table Summary
Financial	20.8%
Industrial	19.7%
Consumer Non-cyclical	12.0%
Technology	10.3%
Exchange Traded Funds (ETFs)	6.9%
Others	28.3%
Short-Term Investments	1.3%
Money Market Fund	0.7%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
Japan	14.5%
United Kingdom	9.3%
United States	8.0%
Canada	6.6%
France	6.2%
Others	53.4%
Short-Term Investments	1.3%
Money Market Fund	0.7%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	90.8%
Exchange Traded Funds (ETFs)	6.9%
Preferred Stocks	0.3%
Warrants	0.0%Footnote Reference*
Short-Term Investments	1.3%
Money Market Fund	0.7%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations International Equity Fund

Class I

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC04-I

Destinations International Equity Fund

Class Z

DIEZX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations International Equity Fund seeks long-term capital appreciation and invests in equity securities of foreign markets, including emerging and frontier markets, across market capitalizations.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$109	0.91%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 38.52% compared to a return of 40.02% for the FTSE All-World ex US Index. From a sector perspective, stock selection within the industrials and energy sectors as well as underweight exposures to consumer discretionary and communication services were the largest positive contributors to relative performance. An underweight to information technology and stock selection within the health care and consumer staples sectors detracted from relative performance. From a geographical perspective, stock selection within Canada and Denmark contributed positively to relative performance. Contributing negatively to relative performance were an underweight to Taiwan and stock selection within the UK and Japan.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund Class Z from inception (July 16, 2018) to February 28, 2026 as compared with the FTSE All-World ex US Index.

Class Z
FTSE All-World ex US Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,621
$18,881
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class Z	FTSE All-World ex US Index
Jul-18	$10,000	$10,000
Aug-18	$10,000	$9,968
Feb-19	$9,657	$9,706
Aug-19	$9,942	$9,633
Feb-20	$10,145	$9,652
Aug-20	$11,925	$10,462
Feb-21	$13,585	$12,237
Aug-21	$14,389	$13,136
Feb-22	$12,476	$12,254
Aug-22	$10,607	$10,623
Feb-23	$11,356	$11,374
Aug-23	$11,951	$11,879
Feb-24	$12,612	$12,818
Aug-24	$13,842	$14,021
Feb-25	$13,630	$14,013
Aug-25	$15,696	$16,202
Feb-26	$18,881	$19,621

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$2,183,733,254
Number of Portfolio Holdings	1,728
Portfolio Turnover Rate	54%
Advisory Fees Paid	$15,365,689
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	38.52%Footnote Reference*	6.81%	8.66%
FTSE All-World ex US Index	40.02%	9.90%	9.19%
Footnote	Description
Footnote*	Includes the impact of payment from Sub-adviser, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Table Summary
Financial	20.8%
Industrial	19.7%
Consumer Non-cyclical	12.0%
Technology	10.3%
Exchange Traded Funds (ETFs)	6.9%
Others	28.3%
Short-Term Investments	1.3%
Money Market Fund	0.7%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
Japan	14.5%
United Kingdom	9.3%
United States	8.0%
Canada	6.6%
France	6.2%
Others	53.4%
Short-Term Investments	1.3%
Money Market Fund	0.7%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	90.8%
Exchange Traded Funds (ETFs)	6.9%
Preferred Stocks	0.3%
Warrants	0.0%Footnote Reference*
Short-Term Investments	1.3%
Money Market Fund	0.7%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations International Equity Fund

Class Z

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC04-Z

Destinations Equity Income Fund

Class I

DGEFX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Equity Income Fund seeks to provide a high level of current income with long-term capital appreciation, investing primarily in dividend-paying equity securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$109	0.97%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 23.72% compared to a return of 23.61% for the FTSE All World Developed Index and 32.27% for the FTSE All-World High Dividend Yield Index. An underweight to the consumer discretionary sector and overweight exposure to utilities as well as an underweight to Denmark contributed positively to relative performance for the period. Stock selection within the financials, information technology, and health care sectors also contributed positively. Detracting from relative performance were underweight exposures to the information technology sector and to South Korea and Japan as well as stock selection within the utilities sector.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund Class I from inception (March 20, 2017) to February 28, 2026 as compared with the FTSE All World Developed Index and the FTSE All-World High Dividend Yield Index.

Class I
FTSE All World Developed Index
FTSE All-World High Dividend Yield Index
$30,000
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$28,336
$22,858
$22,771
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class I	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,146	$10,660	$10,546
Feb-18	$10,435	$11,625	$11,184
Aug-18	$10,934	$12,023	$10,962
Feb-19	$11,220	$11,607	$10,866
Aug-19	$11,380	$11,986	$10,762
Feb-20	$11,132	$12,115	$10,546
Aug-20	$11,073	$14,014	$10,691
Feb-21	$12,286	$15,716	$12,419
Aug-21	$14,014	$18,165	$13,762
Feb-22	$14,705	$17,275	$13,990
Aug-22	$13,927	$15,360	$12,683
Feb-23	$14,583	$15,988	$13,569
Aug-23	$14,618	$17,742	$14,016
Feb-24	$15,458	$19,925	$15,119
Aug-24	$17,460	$22,025	$16,796
Feb-25	$18,405	$22,924	$17,281
Aug-25	$19,783	$25,490	$19,226
Feb-26	$22,771	$28,336	$22,858

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$517,446,475
Number of Portfolio Holdings	166
Portfolio Turnover Rate	62%
Advisory Fees Paid	$3,301,491
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	23.72%Footnote Reference*	13.13%	9.60%
FTSE All World Developed Index	23.61%	12.51%	12.28%
FTSE All-World High Dividend Yield Index	32.27%	12.98%	9.64%
Footnote	Description
Footnote*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	82.5%
Exchange Traded Funds (ETFs)	13.2%
Limited Partnership	0.5%
Convertible Preferred Stock	0.4%
Short-Term Investments	3.4%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Financial	19.8%
Consumer Non-cyclical	17.1%
Utilities	10.3%
Energy	9.9%
Exchange Traded Funds (ETFs)	13.2%
Others	26.3%
Short-Term Investments	3.4%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Equity Income Fund

Class I

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC03-I

Destinations Equity Income Fund

Class Z

DGEZX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Equity Income Fund seeks to provide a high level of current income with long-term capital appreciation, investing primarily in dividend-paying equity securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$92	0.82%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 23.91% compared to a return of 23.61% for the FTSE All World Developed Index and 32.27% for the FTSE All-World High Dividend Yield Index. An underweight to the consumer discretionary sector and overweight exposure to utilities as well as an underweight to Denmark contributed positively to relative performance for the period. Stock selection within the financials, information technology, and health care sectors also contributed positively. Detracting from relative performance were underweight exposures to the information technology sector and to South Korea and Japan as well as stock selection within the utilities sector.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund Class Z from inception (July 16, 2018) to February 28, 2026 as compared with the FTSE All World Developed Index and the FTSE All-World High Dividend Yield Index.

Class Z
FTSE All World Developed Index
FTSE All-World High Dividend Yield Index
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$24,078
$21,456
$21,070
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class Z	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,190	$10,217	$10,104
Feb-19	$10,451	$9,863	$10,016
Aug-19	$10,621	$10,185	$9,920
Feb-20	$10,390	$10,295	$9,720
Aug-20	$10,338	$11,908	$9,854
Feb-21	$11,495	$13,355	$11,447
Aug-21	$13,112	$15,436	$12,686
Feb-22	$13,772	$14,679	$12,895
Aug-22	$13,050	$13,052	$11,690
Feb-23	$13,671	$13,586	$12,508
Aug-23	$13,725	$15,076	$12,919
Feb-24	$14,514	$16,931	$13,936
Aug-24	$16,420	$18,716	$15,482
Feb-25	$17,316	$19,479	$15,929
Aug-25	$18,630	$21,660	$17,721
Feb-26	$21,456	$24,078	$21,070

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$517,446,475
Number of Portfolio Holdings	166
Portfolio Turnover Rate	62%
Advisory Fees Paid	$3,301,491
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	23.91%Footnote Reference*	13.29%	10.57%
FTSE All World Developed Index	23.61%	12.51%	12.15%
FTSE All-World High Dividend Yield Index	32.27%	12.98%	10.21%
Footnote	Description
Footnote*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	82.5%
Exchange Traded Funds (ETFs)	13.2%
Limited Partnership	0.5%
Convertible Preferred Stock	0.4%
Short-Term Investments	3.4%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Financial	19.8%
Consumer Non-cyclical	17.1%
Utilities	10.3%
Energy	9.9%
Exchange Traded Funds (ETFs)	13.2%
Others	26.3%
Short-Term Investments	3.4%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Equity Income Fund

Class Z

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC03-Z

Destinations Core Fixed Income Fund

Class I

DCFFX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Core Fixed Income Fund seeks to maximize current income and total return, investing primarily in investment grade multi-sector fixed income securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$89	0.87%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 5.62% compared to a return of 6.23% for the ICE BofA US Broad Market Index. The Fund’s overweight exposure to ABS and CMBS as well as underweight exposure to Treasuries contributed positively to relative performance for the period. Security selection within corporate credit also benefited performance. Detracting from relative performance was an underweight to investment grade corporates as well as an overweight to the long end of the Treasury curve.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund Class I from inception (March 20, 2017) to February 28, 2026 as compared with the ICE BofA US Broad Market Index.

Class I
ICE BofA US Broad Market Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,067
$11,406
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,221	$10,334
Feb-18	$10,034	$10,107
Aug-18	$10,124	$10,225
Feb-19	$10,312	$10,431
Aug-19	$10,931	$11,298
Feb-20	$11,238	$11,680
Aug-20	$11,350	$12,025
Feb-21	$11,244	$11,783
Aug-21	$11,388	$12,008
Feb-22	$10,938	$11,506
Aug-22	$10,044	$10,624
Feb-23	$9,824	$10,381
Aug-23	$9,898	$10,482
Feb-24	$10,159	$10,732
Aug-24	$10,666	$11,253
Feb-25	$10,799	$11,359
Aug-25	$10,969	$11,607
Feb-26	$11,406	$12,067

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	5.62%	0.29%	1.48%
ICE BofA US Broad Market Index	6.23%	0.47%	2.13%

Key Fund Statistics

Table Summary
Total Net Assets	$1,511,160,055
Number of Portfolio Holdings	1,942
Portfolio Turnover Rate	167%
Advisory Fees Paid	$9,679,492

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
U.S. Government Agencies & Obligations	27.7%
Mortgage-Backed Securities	21.6%
Collateralized Mortgage Obligations	17.7%
Corporate Bonds & Notes	17.0%
Asset-Backed Securities	9.3%
Others	4.3%
Short-Term Investments	2.4%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Core Fixed Income Fund

Class I

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC06-I

Destinations Core Fixed Income Fund

Class Z

DCFZX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Core Fixed Income Fund seeks to maximize current income and total return, investing primarily in investment grade multi-sector fixed income securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$74	0.72%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 5.84% compared to a return of 6.23% for the ICE BofA US Broad Market Index. The Fund’s overweight exposure to ABS and CMBS as well as underweight exposure to Treasuries contributed positively to relative performance for the period. Security selection within corporate credit also benefited performance. Detracting from relative performance was an underweight to investment grade corporates as well as an overweight to the long end of the Treasury curve.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund Class Z from inception (July 16, 2018) to February 28, 2026 as compared with the ICE BofA US Broad Market Index.

Class Z
ICE BofA US Broad Market Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,845
$11,430
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,030	$10,037
Feb-19	$10,229	$10,239
Aug-19	$10,846	$11,090
Feb-20	$11,161	$11,465
Aug-20	$11,278	$11,803
Feb-21	$11,180	$11,566
Aug-21	$11,339	$11,787
Feb-22	$10,901	$11,294
Aug-22	$10,008	$10,429
Feb-23	$9,790	$10,190
Aug-23	$9,879	$10,289
Feb-24	$10,140	$10,535
Aug-24	$10,663	$11,046
Feb-25	$10,800	$11,150
Aug-25	$10,985	$11,393
Feb-26	$11,430	$11,845

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	5.84%	0.44%	1.76%
ICE BofA US Broad Market Index	6.23%	0.47%	2.22%

Key Fund Statistics

Table Summary
Total Net Assets	$1,511,160,055
Number of Portfolio Holdings	1,942
Portfolio Turnover Rate	167%
Advisory Fees Paid	$9,679,492

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
U.S. Government Agencies & Obligations	27.7%
Mortgage-Backed Securities	21.6%
Collateralized Mortgage Obligations	17.7%
Corporate Bonds & Notes	17.0%
Asset-Backed Securities	9.3%
Others	4.3%
Short-Term Investments	2.4%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Core Fixed Income Fund

Class Z

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC06-Z

Destinations Low Duration Fixed Income Fund

Class I

DLDFX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Low Duration Fixed Income Fund seeks current income and invests in multi-sector fixed income, investment-grade corporate credit, high yield corporate credit and low duration securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$102	0.99%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 6.46% compared to a return of 6.23% for the ICE BofA US Broad Market Index and 4.91% for the ICE BofA US Corporate & Government (1-3 Yr) Index. A significant tilt toward corporate credit and the resulting underweight to Treasury securities were positive contributors to relative performance. Additionally, security selection within floating rate notes contributed positively to Fund performance for the period. Detracting from relative performance was security selection within corporate credit and curve positioning within the Treasury allocation.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund Class I from inception (March 20, 2017) to February 28, 2026 as compared with the ICE BofA US Broad Market Index and the ICE BofA US Corporate & Government (1-3 Yr) Index.

Class I
ICE BofA US Broad Market Index
ICE BofA US Corporate & Government (1-3 Yr) Index
$14,000
$13,000
$12,000
$11,000
$10,000
$13,931
$12,217
$12,067
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class I	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,080	$10,334	$10,089
Feb-18	$10,152	$10,107	$10,025
Aug-18	$10,304	$10,225	$10,111
Feb-19	$10,434	$10,431	$10,280
Aug-19	$10,623	$11,298	$10,580
Feb-20	$10,705	$11,680	$10,781
Aug-20	$10,616	$12,025	$10,968
Feb-21	$11,073	$11,783	$10,991
Aug-21	$11,394	$12,008	$11,018
Feb-22	$11,449	$11,506	$10,822
Aug-22	$11,225	$10,624	$10,573
Feb-23	$11,492	$10,381	$10,542
Aug-23	$11,786	$10,482	$10,741
Feb-24	$12,360	$10,732	$11,031
Aug-24	$12,798	$11,253	$11,416
Feb-25	$13,086	$11,359	$11,645
Aug-25	$13,412	$11,607	$11,948
Feb-26	$13,931	$12,067	$12,217

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	6.46%	4.70%	3.78%
ICE BofA US Broad Market Index	6.23%	0.47%	2.13%
ICE BofA US Corporate & Government (1-3 Yr) Index	4.91%	2.14%	2.26%

Key Fund Statistics

Table Summary
Total Net Assets	$274,556,899
Number of Portfolio Holdings	498
Portfolio Turnover Rate	76%
Advisory Fees Paid	$1,892,981

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	33.3%
Exchange Traded Fund (ETF)	12.5%
Collateralized Mortgage Obligations	11.5%
U.S. Government Agencies & Obligations	10.0%
Common Stocks	6.0%
Others	14.3%
Short-Term Investments	11.0%
Money Market Fund	1.4%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Mortgage Securities	14.7%
Government	10.0%
Consumer Non-cyclical	9.4%
Asset Backed Securities	7.3%
Exchange Traded Fund (ETF)	12.5%
Others	33.7%
Short-Term Investments	11.0%
Money Market Fund	1.4%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Low Duration Fixed Income Fund

Class I

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC07-I

Destinations Low Duration Fixed Income Fund

Class Z

DLDZX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Low Duration Fixed Income Fund seeks current income and invests in multi-sector fixed income, investment-grade corporate credit, high yield corporate credit and low duration securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$87	0.84%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 6.63% compared to a return of 6.23% for the ICE BofA US Broad Market Index and 4.91% for the ICE BofA US Corporate & Government (1-3 Yr) Index. A significant tilt toward corporate credit and the resulting underweight to Treasury securities were positive contributors to relative performance. Additionally, security selection within floating rate notes contributed positively to Fund performance for the period. Detracting from relative performance was security selection within corporate credit and curve positioning within the Treasury allocation.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund Class Z from inception (July 16, 2018) to February 28, 2026 as compared with the ICE BofA US Broad Market Index and the ICE BofA US Corporate & Government (1-3 Yr) Index.

Class Z
ICE BofA US Broad Market Index
ICE BofA US Corporate & Government (1-3 Yr) Index
$14,000
$13,000
$12,000
$11,000
$10,000
$13,746
$12,130
$11,845
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class Z	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,060	$10,037	$10,039
Feb-19	$10,192	$10,239	$10,207
Aug-19	$10,380	$11,090	$10,504
Feb-20	$10,466	$11,465	$10,703
Aug-20	$10,388	$11,803	$10,889
Feb-21	$10,843	$11,566	$10,912
Aug-21	$11,171	$11,787	$10,939
Feb-22	$11,230	$11,294	$10,744
Aug-22	$11,022	$10,429	$10,497
Feb-23	$11,284	$10,190	$10,467
Aug-23	$11,587	$10,289	$10,665
Feb-24	$12,158	$10,535	$10,952
Aug-24	$12,609	$11,046	$11,335
Feb-25	$12,891	$11,150	$11,562
Aug-25	$13,227	$11,393	$11,862
Feb-26	$13,746	$11,845	$12,130

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	6.63%	4.86%	4.26%
ICE BofA US Broad Market Index	6.23%	0.47%	2.22%
ICE BofA US Corporate & Government (1-3 Yr) Index	4.91%	2.14%	2.55%

Key Fund Statistics

Table Summary
Total Net Assets	$274,556,899
Number of Portfolio Holdings	498
Portfolio Turnover Rate	76%
Advisory Fees Paid	$1,892,981

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	33.3%
Exchange Traded Fund (ETF)	12.5%
Collateralized Mortgage Obligations	11.5%
U.S. Government Agencies & Obligations	10.0%
Common Stocks	6.0%
Others	14.3%
Short-Term Investments	11.0%
Money Market Fund	1.4%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Mortgage Securities	14.7%
Government	10.0%
Consumer Non-cyclical	9.4%
Asset Backed Securities	7.3%
Exchange Traded Fund (ETF)	12.5%
Others	33.7%
Short-Term Investments	11.0%
Money Market Fund	1.4%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Low Duration Fixed Income Fund

Class Z

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC07-Z

Destinations Global Fixed Income Opportunities Fund

Class I

DGFFX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Global Fixed Income Opportunities Fund seeks to maximize total return and invests in global investment grade credit, global high yield credit, global sovereign debt, bank loans, preferred securities and convertible securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$112	1.08%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 7.01% compared to a return of 5.09% for the ICE BofA Global Broad Market Index (USD Hedged) and 6.48% for the ICE BofA Global Corporate & High Yield Index (USD Hedged). A tightening of high yield credit spreads over the period contributed positively to relative performance. The Fund also benefited from security selection within health care, consumer discretionary, and information technology sectors as well as its overweight to BB and B rated bonds. The Fund’s shorter duration positioning than the benchmark detracted from relative performance.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund Class I from inception (March 20, 2017) to February 28, 2026 as compared with the ICE BofA Global Broad Market (USD Hedged) and the ICE BofA Global Corporate & High Yield (USD Hedged).

Class I
ICE BofA Global Broad Market (USD Hedged)
ICE BofA Global Corporate & High Yield (USD Hedged)
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$14,635
$13,658
$12,113
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class I	ICE BofA Global Broad Market (USD Hedged)	ICE BofA Global Corporate & High Yield (USD Hedged)
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,301	$10,294	$10,419
Feb-18	$10,345	$10,219	$10,384
Aug-18	$10,441	$10,358	$10,474
Feb-19	$10,562	$10,619	$10,719
Aug-19	$10,877	$11,488	$11,666
Feb-20	$11,003	$11,730	$12,026
Aug-20	$11,007	$11,892	$12,307
Feb-21	$11,694	$11,746	$12,449
Aug-21	$11,897	$11,956	$12,789
Feb-22	$11,870	$11,476	$12,084
Aug-22	$11,495	$10,655	$11,085
Feb-23	$11,623	$10,423	$11,079
Aug-23	$11,921	$10,603	$11,369
Feb-24	$12,666	$10,920	$11,903
Aug-24	$13,233	$11,367	$12,509
Feb-25	$13,677	$11,527	$12,826
Aug-25	$14,153	$11,704	$13,188
Feb-26	$14,635	$12,113	$13,658

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	7.01%	4.59%	4.35%
ICE BofA Global Broad Market (USD Hedged)	5.09%	0.62%	2.16%
ICE BofA Global Corporate & High Yield (USD Hedged)	6.48%	1.87%	3.53%

Key Fund Statistics

Table Summary
Total Net Assets	$703,867,538
Number of Portfolio Holdings	544
Portfolio Turnover Rate	104%
Advisory Fees Paid	$5,418,109

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	77.3%
Senior Loans	4.8%
Common Stocks	4.5%
Exchange Traded Fund (ETF)	2.2%
Sovereign Bonds	1.5%
Others	2.2%
Short-Term Investments	5.5%
Money Market Fund	2.0%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
United States	46.0%
United Kingdom	5.3%
Luxembourg	3.9%
Mexico	3.8%
Sweden	3.2%
Others	30.3%
Short-Term Investments	5.5%
Money Market Fund	2.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Global Fixed Income Opportunities Fund

Class I

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC08-I

Destinations Global Fixed Income Opportunities Fund

Class Z

DGFZX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Global Fixed Income Opportunities Fund seeks to maximize total return and invests in global investment grade credit, global high yield credit, global sovereign debt, bank loans, preferred securities and convertible securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$96	0.93%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 7.21% compared to a return of 5.09% for the ICE BofA Global Broad Market Index (USD Hedged) and 6.48% for the ICE BofA Global Corporate & High Yield Index (USD Hedged). A tightening of high yield credit spreads over the period contributed positively to relative performance. The Fund also benefited from security selection within health care, consumer discretionary, and information technology sectors as well as its overweight to BB and B rated bonds. The Fund’s shorter duration positioning than the benchmark detracted from relative performance.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund Class Z from inception (July 16, 2018) to February 28, 2026 as compared with the ICE BofA Global Broad Market (USD Hedged) and the ICE BofA Global Corporate & High Yield (USD Hedged).

Class Z
ICE BofA Global Broad Market (USD Hedged)
ICE BofA Global Corporate & High Yield (USD Hedged)
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,731
$14,256
$11,691
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class Z	ICE BofA Global Broad Market (USD Hedged)	ICE BofA Global Corporate & High Yield (USD Hedged)
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,050	$9,997	$10,086
Feb-19	$10,182	$10,249	$10,286
Aug-19	$10,488	$11,088	$10,749
Feb-20	$10,616	$11,321	$10,893
Aug-20	$10,628	$11,478	$11,148
Feb-21	$11,299	$11,337	$11,833
Aug-21	$11,500	$11,539	$12,292
Feb-22	$11,492	$11,077	$11,928
Aug-22	$11,144	$10,284	$11,010
Feb-23	$11,272	$10,060	$11,270
Aug-23	$11,563	$10,233	$11,782
Feb-24	$12,293	$10,539	$12,506
Aug-24	$12,855	$10,971	$13,252
Feb-25	$13,298	$11,125	$13,765
Aug-25	$13,760	$11,296	$14,332
Feb-26	$14,256	$11,691	$14,731

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	7.21%	4.76%	4.76%
ICE BofA Global Broad Market (USD Hedged)	5.09%	0.62%	2.06%
ICE BofA Global Corporate & High Yield (USD Hedged)	6.48%	1.87%	3.59%

Key Fund Statistics

Table Summary
Total Net Assets	$703,867,538
Number of Portfolio Holdings	544
Portfolio Turnover Rate	104%
Advisory Fees Paid	$5,418,109

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	77.3%
Senior Loans	4.8%
Common Stocks	4.5%
Exchange Traded Fund (ETF)	2.2%
Sovereign Bonds	1.5%
Others	2.2%
Short-Term Investments	5.5%
Money Market Fund	2.0%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
United States	46.0%
United Kingdom	5.3%
Luxembourg	3.9%
Mexico	3.8%
Sweden	3.2%
Others	30.3%
Short-Term Investments	5.5%
Money Market Fund	2.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Global Fixed Income Opportunities Fund

Class Z

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC08-Z

Destinations Municipal Fixed Income Fund

Class I

DMFFX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Municipal Fixed Income Fund seeks current income that is exempt from federal income taxation and invests in municipal fixed income of primarily investment grade.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$86	0.84%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 4.06% compared to a return of 5.69% for the ICE BofA US Municipal Securities 2-12 Year Index. The Fund’s security selection in transportation and education bonds as well as its exposure to BB-rated bonds contributed positively to relative performance for the period. Detracting from relative performance was the Fund’s yield curve positioning, with barbelled exposure and an underweight allocation to bonds with maturities from 5-10 years.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund Class I from inception (March 20, 2017) to February 28, 2026 as compared with the ICE BofA US Municipal Securities 2-12 Year Index.

Class I
ICE BofA US Municipal Securities 2-12 Year Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,478
$11,815
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class I	ICE BofA US Municipal Securities 2-12 Year Index
Mar-17	$10,000	$10,000
Aug-17	$10,126	$10,355
Feb-18	$9,986	$10,167
Aug-18	$10,089	$10,308
Feb-19	$10,316	$10,583
Aug-19	$10,838	$11,070
Feb-20	$11,077	$11,305
Aug-20	$11,089	$11,421
Feb-21	$11,066	$11,463
Aug-21	$11,241	$11,667
Feb-22	$10,907	$11,297
Aug-22	$10,474	$10,929
Feb-23	$10,540	$11,006
Aug-23	$10,640	$11,095
Feb-24	$11,006	$11,478
Aug-24	$11,208	$11,653
Feb-25	$11,354	$11,806
Aug-25	$11,263	$11,977
Feb-26	$11,815	$12,478

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	4.06%	1.32%	1.87%
ICE BofA US Municipal Securities 2-12 Year Index	5.69%	1.70%	2.50%

Key Fund Statistics

Table Summary
Total Net Assets	$637,865,978
Number of Portfolio Holdings	448
Portfolio Turnover Rate	48%
Advisory Fees Paid	$3,897,541

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Municipal Bonds	88.3%
Exchange Traded Fund (ETF)	2.0%
Warrant	0.0%Footnote Reference*
Short-Term Investments	7.7%
Money Market Fund	2.0%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Industry Weightings

(% of Total Investments)

Table Summary
General Obligation	35.3%
Education	14.5%
Water and Sewer	6.6%
Health Care Providers & Services	6.4%
Exchange Traded Fund (ETF)	2.0%
Others	25.5%
Short-Term Investments	7.7%
Money Market Fund	2.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Municipal Fixed Income Fund

Class I

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC10-I

Destinations Municipal Fixed Income Fund

Class Z

DMFZX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Municipal Fixed Income Fund seeks current income that is exempt from federal income taxation and invests in municipal fixed income of primarily investment grade.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$70	0.69%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 4.20% compared to a return of 5.69% for the ICE BofA US Municipal Securities 2-12 Year Index. The Fund’s security selection in transportation and education bonds as well as its exposure to BB-rated bonds contributed positively to relative performance for the period. Detracting from relative performance was the Fund’s yield curve positioning, with barbelled exposure and an underweight allocation to bonds with maturities from 5-10 years.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund Class Z from inception (July 16, 2018) to February 28, 2026 as compared with the ICE BofA US Municipal Securities 2-12 Year Index.

Class Z
ICE BofA US Municipal Securities 2-12 Year Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,112
$11,850
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class Z	ICE BofA US Municipal Securities 2-12 Year Index
Jul-18	$10,000	$10,000
Aug-18	$10,010	$10,006
Feb-19	$10,242	$10,273
Aug-19	$10,766	$10,745
Feb-20	$11,011	$10,973
Aug-20	$11,021	$11,086
Feb-21	$11,017	$11,126
Aug-21	$11,198	$11,325
Feb-22	$10,875	$10,966
Aug-22	$10,452	$10,608
Feb-23	$10,525	$10,683
Aug-23	$10,633	$10,769
Feb-24	$11,006	$11,142
Aug-24	$11,220	$11,311
Feb-25	$11,373	$11,460
Aug-25	$11,291	$11,626
Feb-26	$11,850	$12,112

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	4.20%	1.47%	2.24%
ICE BofA US Municipal Securities 2-12 Year Index	5.69%	1.70%	2.54%

Key Fund Statistics

Table Summary
Total Net Assets	$637,865,978
Number of Portfolio Holdings	448
Portfolio Turnover Rate	48%
Advisory Fees Paid	$3,897,541

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Municipal Bonds	88.3%
Exchange Traded Fund (ETF)	2.0%
Warrant	0.0%Footnote Reference*
Short-Term Investments	7.7%
Money Market Fund	2.0%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Industry Weightings

(% of Total Investments)

Table Summary
General Obligation	35.3%
Education	14.5%
Water and Sewer	6.6%
Health Care Providers & Services	6.4%
Exchange Traded Fund (ETF)	2.0%
Others	25.5%
Short-Term Investments	7.7%
Money Market Fund	2.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Municipal Fixed Income Fund

Class Z

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC10-Z

Destinations Multi Strategy Alternatives Fund

Class I

DMSFX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Multi Strategy Alternatives Fund seeks long-term growth of capital with reduced correlation to equity and fixed income markets and may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event driven and closed-end funds.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$129	1.26%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 5.00% compared to a return of 6.23% for the ICE BofA US Broad Market Index. The Fund’s exposure to mortgage credit risk transfer securities and collateralized loan obligations through the relative value credit strategy contributed positively to performance for the period. Additionally, stock selection within the health care sector benefited performance. Detracting from performance for the period was an overweight to ultrashort duration fixed income and stock selection within the consumer discretionary and industrials sectors.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund Class I from inception (March 20, 2017) to February 28, 2026 as compared with the ICE BofA US Broad Market Index.

Class I
ICE BofA US Broad Market Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$15,178
$12,067
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,095	$10,334
Feb-18	$10,394	$10,107
Aug-18	$10,601	$10,225
Feb-19	$10,509	$10,431
Aug-19	$10,471	$11,298
Feb-20	$10,903	$11,680
Aug-20	$11,102	$12,025
Feb-21	$12,112	$11,783
Aug-21	$12,335	$12,008
Feb-22	$12,263	$11,506
Aug-22	$11,919	$10,624
Feb-23	$12,493	$10,381
Aug-23	$12,974	$10,482
Feb-24	$13,805	$10,732
Aug-24	$14,246	$11,253
Feb-25	$14,455	$11,359
Aug-25	$14,844	$11,607
Feb-26	$15,178	$12,067

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$531,630,724
Number of Portfolio Holdings	123
Portfolio Turnover Rate	55%
Advisory Fees Paid	$5,451,042
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	5.00%Footnote Reference*	4.62%	4.76%
ICE BofA US Broad Market Index	6.23%	0.47%	2.13%
Footnote	Description
Footnote*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Collateralized Mortgage Obligations	23.0%
Common Stocks	17.3%
Open-End Fund	14.7%
Asset-Backed Securities	11.8%
Exchange Traded Fund (ETF)	4.6%
Collateralized Loan Obligations	1.1%
Others	0.3%
Short-Term Investments	27.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Multi Strategy Alternatives Fund

Class I

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC09-I

Destinations Multi Strategy Alternatives Fund

Class Z

DMSZX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Multi Strategy Alternatives Fund seeks long-term growth of capital with reduced correlation to equity and fixed income markets and may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event driven and closed-end funds.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$114	1.11%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 5.18% compared to a return of 6.23% for the ICE BofA US Broad Market Index. The Fund’s exposure to mortgage credit risk transfer securities and collateralized loan obligations through the relative value credit strategy contributed positively to performance for the period. Additionally, stock selection within the health care sector benefited performance. Detracting from performance for the period was an overweight to ultrashort duration fixed income and stock selection within the consumer discretionary and industrials sectors.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund Class Z from inception (July 16, 2018) to February 28, 2026 as compared with the ICE BofA US Broad Market Index.

Class Z
ICE BofA US Broad Market Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,555
$11,845
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,060	$10,037
Feb-19	$9,979	$10,239
Aug-19	$9,948	$11,090
Feb-20	$10,355	$11,465
Aug-20	$10,564	$11,803
Feb-21	$11,524	$11,566
Aug-21	$11,748	$11,787
Feb-22	$11,687	$11,294
Aug-22	$11,368	$10,429
Feb-23	$11,927	$10,190
Aug-23	$12,393	$10,289
Feb-24	$13,193	$10,535
Aug-24	$13,634	$11,046
Feb-25	$13,837	$11,150
Aug-25	$14,228	$11,393
Feb-26	$14,555	$11,845

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$531,630,724
Number of Portfolio Holdings	123
Portfolio Turnover Rate	55%
Advisory Fees Paid	$5,451,042
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	5.18%Footnote Reference*	4.78%	5.03%
ICE BofA US Broad Market Index	6.23%	0.47%	2.22%
Footnote	Description
Footnote*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Collateralized Mortgage Obligations	23.0%
Common Stocks	17.3%
Open-End Fund	14.7%
Asset-Backed Securities	11.8%
Exchange Traded Fund (ETF)	4.6%
Collateralized Loan Obligations	1.1%
Others	0.3%
Short-Term Investments	27.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Multi Strategy Alternatives Fund

Class Z

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC09-Z

Destinations Shelter Fund

Class I

DSHFX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Shelter Fund seeks capital appreciation with lower volatility than broad equity markets. The Fund will use derivative investments, including options on equity indexes, to seek to mitigate significant equity market downside risk.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$125	1.19%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 9.28% compared to a return of 16.73% for the Russell 1000 Index. The Fund’s index replication portion of the portfolio outperformed the benchmark and contributed positively to performance for the period. Stock selection within the information technology and communication services sectors benefited performance while stock selection in the industrials sector detracted from performance for the period. Also detracting from performance was the Fund’s risk mitigation hedging strategy that was not rewarded during this period of robust US equity market returns.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Shelter Fund Class I from inception (October 26, 2021) to February 28, 2026 as compared with the Russell 1000 Index.

Class I
Russell 1000 Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$15,566
$13,258
Oct-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class I	Russell 1000 Index
Oct-21	$10,000	$10,000
Feb-22	$9,567	$9,474
Aug-22	$8,894	$8,579
Feb-23	$8,748	$8,697
Aug-23	$9,748	$9,900
Feb-24	$10,577	$11,289
Aug-24	$11,607	$12,533
Feb-25	$12,131	$13,334
Aug-25	$12,699	$14,568
Feb-26	$13,258	$15,566

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (October 26, 2021). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception (10/26/2021)
Class I	9.28%	6.71%
Russell 1000 Index	16.73%	10.70%

Key Fund Statistics

Table Summary
Total Net Assets	$91,813,403
Number of Portfolio Holdings	208
Portfolio Turnover Rate	12%
Advisory Fees Paid	$756,086

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to provide capital appreciation through broad exposure to equity markets with a lower volatility profile than long-only equity strategies through the implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market. The Fund will use derivative investments primarily for hedging purposes. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	97.0%
Short-Term Investments	1.8%
Purchased Options	1.2%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Technology	28.8%
Communications	16.8%
Financial	14.7%
Consumer Non-cyclical	12.0%
Industrial	8.8%
Consumer Cyclical	8.1%
Others	9.0%
Short-Term Investments	1.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Shelter Fund

Class I

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC11-I

Destinations Shelter Fund

Class Z

DSHZX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Shelter Fund seeks capital appreciation with lower volatility than broad equity markets. The Fund will use derivative investments, including options on equity indexes, to seek to mitigate significant equity market downside risk.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$109	1.04%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 9.54% compared to a return of 16.73% for the Russell 1000 Index. The Fund’s index replication portion of the portfolio outperformed the benchmark and contributed positively to performance for the period. Stock selection within the information technology and communication services sectors benefited performance while stock selection in the industrials sector detracted from performance for the period. Also detracting from performance was the Fund’s risk mitigation hedging strategy that was not rewarded during this period of robust US equity market returns.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Shelter Fund Class Z from inception (November 3, 2021) to February 28, 2026 as compared with the Russell 1000 Index.

Class Z
Russell 1000 Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$15,286
$13,179
Nov-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class Z	Russell 1000 Index
Nov-21	$10,000	$10,000
Feb-22	$9,449	$9,304
Aug-22	$8,791	$8,425
Feb-23	$8,662	$8,540
Aug-23	$9,648	$9,722
Feb-24	$10,477	$11,087
Aug-24	$11,506	$12,308
Feb-25	$12,031	$13,095
Aug-25	$12,608	$14,307
Feb-26	$13,179	$15,286

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (November 03, 2021). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception (11/03/2021)
Class Z	9.54%	6.60%
Russell 1000 Index	16.73%	10.44%

Key Fund Statistics

Table Summary
Total Net Assets	$91,813,403
Number of Portfolio Holdings	208
Portfolio Turnover Rate	12%
Advisory Fees Paid	$756,086

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to provide capital appreciation through broad exposure to equity markets with a lower volatility profile than long-only equity strategies through the implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market. The Fund will use derivative investments primarily for hedging purposes. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	97.0%
Short-Term Investments	1.8%
Purchased Options	1.2%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Technology	28.8%
Communications	16.8%
Financial	14.7%
Consumer Non-cyclical	12.0%
Industrial	8.8%
Consumer Cyclical	8.1%
Others	9.0%
Short-Term Investments	1.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Shelter Fund

Class Z

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC11-Z

Destinations Real Assets Fund

Class I

DRAFX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Real Assets Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$133	1.14%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 33.29% compared to a return of 23.61% for the FTSE All World Developed Index. Stock selection in the materials and real estate sectors contributed to relative performance. From a sector exposure perspective, the overweight to materials and utilities as well as dedicated gold exposure also benefited performance. Detracting from the Fund’s relative performance was an overweight to real estate and an underweight to information technology as well as stock selection within the energy sector.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Real Assets Fund Class I from inception (March 20, 2017) to February 28, 2026 as compared with the FTSE All World Developed Index.

Class I
FTSE All World Developed Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$28,336
$5,091
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class I	FTSE All World Developed Index
Mar-17	$10,000	$10,000
Aug-17	$10,060	$10,660
Feb-18	$9,205	$11,625
Aug-18	$9,483	$12,023
Feb-19	$6,632	$11,607
Aug-19	$4,198	$11,986
Feb-20	$3,695	$12,115
Aug-20	$3,353	$14,014
Feb-21	$3,879	$15,716
Aug-21	$3,879	$18,165
Feb-22	$3,879	$17,275
Aug-22	$3,879	$15,360
Feb-23	$3,879	$15,988
Aug-23	$3,879	$17,742
Feb-24	$3,879	$19,925
Aug-24	$3,879	$22,025
Feb-25	$3,820	$22,924
Aug-25	$4,184	$25,490
Feb-26	$5,091	$28,336

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$404,016,928
Number of Portfolio Holdings	310
Portfolio Turnover Rate	92%
Advisory Fees Paid	$2,474,323
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	33.29%	5.59%	-7.26%
FTSE All World Developed Index	23.61%	12.51%	12.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Table Summary
Financial	29.4%
Utilities	18.2%
Energy	15.3%
Basic Materials	10.7%
Industrial	10.2%
Exchange Traded Funds (ETFs)	10.7%
Others	3.8%
Short-Term Investments	1.6%
Money Market Fund	0.1%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
United States	59.9%
Canada	8.6%
United Kingdom	6.4%
Spain	3.7%
Australia	3.7%
Japan	2.9%
Others	13.1%
Short-Term Investments	1.6%
Money Market Fund	0.1%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	87.4%
Exchange Traded Funds (ETFs)	10.7%
Limited Partnership	0.1%
Closed-End Fund	0.1%
Short-Term Investments	1.6%
Money Market Fund	0.1%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Real Assets Fund

Class I

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC12-I

Destinations Real Assets Fund

Class Z

DRAZX

Annual Shareholder Report - February 28, 2026

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Real Assets Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$116	0.99%

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 33.66% compared to a return of 23.61% for the FTSE All World Developed Index. Stock selection in the materials and real estate sectors contributed to relative performance. From a sector exposure perspective, the overweight to materials and utilities as well as dedicated gold exposure also benefited performance. Detracting from the Fund’s relative performance was an overweight to real estate and an underweight to information technology as well as stock selection within the energy sector.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Real Assets Fund Class Z from inception (July 16, 2018) to February 28, 2026 as compared with the FTSE All World Developed Index.

Class Z
FTSE All World Developed Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,078
$5,247
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25
Aug-25
Feb-26

Table Summary
	Class Z	FTSE All World Developed Index
Jul-18	$10,000	$10,000
Aug-18	$9,320	$10,217
Feb-19	$6,521	$9,863
Aug-19	$4,133	$10,185
Feb-20	$3,806	$10,295
Aug-20	$3,444	$11,908
Feb-21	$3,994	$13,355
Aug-21	$3,994	$15,436
Feb-22	$3,994	$14,679
Aug-22	$3,994	$13,052
Feb-23	$3,994	$13,586
Aug-23	$3,994	$15,076
Feb-24	$3,994	$16,931
Aug-24	$3,994	$18,716
Feb-25	$3,926	$19,479
Aug-25	$4,308	$21,660
Feb-26	$5,247	$24,078

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$404,016,928
Number of Portfolio Holdings	310
Portfolio Turnover Rate	92%
Advisory Fees Paid	$2,474,323
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	33.66%	5.61%	-8.09%
FTSE All World Developed Index	23.61%	12.51%	12.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Table Summary
Financial	29.4%
Utilities	18.2%
Energy	15.3%
Basic Materials	10.7%
Industrial	10.2%
Exchange Traded Funds (ETFs)	10.7%
Others	3.8%
Short-Term Investments	1.6%
Money Market Fund	0.1%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
United States	59.9%
Canada	8.6%
United Kingdom	6.4%
Spain	3.7%
Australia	3.7%
Japan	2.9%
Others	13.1%
Short-Term Investments	1.6%
Money Market Fund	0.1%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	87.4%
Exchange Traded Funds (ETFs)	10.7%
Limited Partnership	0.1%
Closed-End Fund	0.1%
Short-Term Investments	1.6%
Money Market Fund	0.1%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Real Assets Fund

Class Z

Annual Shareholder Report - February 28, 2026

DSA-TSR-BC12-Z

Item 2. Code of Ethics.

As of the period ended February 28, 2026 (“Reporting Period”), the Registrant has adopted a code of ethics (“Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has not amended any provision in its Code that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. A copy of this Code is filed as an Exhibit to this Form N-CSR pursuant to Item 13(a)(1). The Registrant has not granted any waiver, including any implicit waiver, from a provision of its Code to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Nicholas Marsini Jr. possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Marsini as the Registrant’s audit committee financial expert. Mr. Marsini is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

AUDIT FEES –

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $470,500 for 2026 and $420,500 for 2025.

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2026 and $0 for 2025.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $102,550 for 2026 and $73,000 for 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2026 and $0 for 2025.

(e)(1)	The Charter for the Audit Committee (“Committee”) of the Brinker Capital Destinations Trust provides that the Committee may pre-approve all audit and permitted non-audit services the independent auditor provides to a Fund, and all services that the independent auditor provides to the Fund’s investment adviser(s) and advisory affiliates (whether or not directly related to the Fund’s operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services, shall not require pre-approval.
(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2026 and 0% for 2025; Tax Fees were 0% for 2026 and 0% for 2025; and Other Fees were 0% for 2026 and 0% for 2025.
(f)	Not applicable.
(g)	The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $0 for 2026 and $0 for 2025.
(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)

A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not Applicable.

(j)

A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Report
February 28, 2026
Destinations Large Cap Equity Fund Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Core Fixed Income Fund Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund Class / Ticker : I / DMSFX, Z / DMSZX
Destinations Shelter Fund Class / Ticker : I / DSHFX, Z / DSHZX
Destinations Real Assets Fund Class / Ticker : I / DRAFX, Z / DRAZX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Funds’ website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial advisor.
You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.

www.destinationsfunds.com // 877.771.7979

Schedules of Investments
February 28, 2026
Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 92.8%
BASIC MATERIALS – 1.5%
Chemicals – 0.7%
3,567	Air Products & Chemicals Inc.	$983,315
83,788	Celanese Corp., Class A Shares	4,184,373
4,016	Ecolab Inc.	1,238,334
32,556	Linde PLC	16,541,052
3,728	Sherwin-Williams Co.	1,351,736
2,573	Solstice Advanced Materials Inc.	202,006
	Total Chemicals	24,500,816
Forest Products & Paper – 0.2%
152,264	International Paper Co.	6,631,097
Mining – 0.6%
121,799	Freeport-McMoRan Inc.	8,292,076
106,845	Newmont Corp.	13,889,850
1,304	Southern Copper Corp.	284,663
	Total Mining	22,466,589
	TOTAL BASIC MATERIALS	53,598,502
COMMUNICATIONS – 13.6%
Advertising – 0.6%
189,633	Omnicom Group Inc.	16,173,798
178,285	Trade Desk Inc., Class A Shares*	4,246,749
	Total Advertising	20,420,547
Internet – 10.0%
19,699	Airbnb Inc., Class A Shares*	2,661,532
380,444	Alphabet Inc., Class A Shares	118,607,221
76,127	Alphabet Inc., Class C Shares	23,708,232
428,035	Amazon.com Inc.*	89,887,350
7,449	AppLovin Corp., Class A Shares*	3,238,602
1,706	Booking Holdings Inc.	7,232,331
5,780	DoorDash Inc., Class A Shares*	1,019,997
34,432	eBay Inc.	3,128,491
46,207	Maplebear Inc.*	1,733,225
114,147	Meta Platforms Inc., Class A Shares	73,987,802
93,461	Netflix Inc.*	8,994,687
18,706	Palo Alto Networks Inc.*	2,785,697
45,493	Pinterest Inc., Class A Shares*	779,295
9,710	Reddit Inc., Class A Shares*	1,415,815
2,460	Spotify Technology SA*	1,266,752
28,869	TripAdvisor Inc.*	291,866
114,373	Uber Technologies Inc.*	8,626,012
4,303	Wayfair Inc., Class A Shares*	328,448
	Total Internet	349,693,355

See Notes to Financial Statements.
1

Schedules of Investments
February 28, 2026
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Media – 1.2%
58,093	Comcast Corp., Class A Shares	$1,798,559
2,323	Versant Media Group Inc.*	77,402
369,760	Walt Disney Co.	39,209,351
	Total Media	41,085,312
Telecommunications – 1.8%
39,916	Arista Networks Inc.*	5,328,786
438,499	AT&T Inc.	12,282,357
371,325	Cisco Systems Inc.	29,505,485
2,692	Motorola Solutions Inc.	1,298,244
7,726	T-Mobile US Inc.	1,677,237
255,714	Verizon Communications Inc.	12,821,500
	Total Telecommunications	62,913,609
	TOTAL COMMUNICATIONS	474,112,823
CONSUMER CYCLICAL – 9.2%
Airlines – 0.6%
297,738	Delta Air Lines Inc.	19,561,386
6,100	Southwest Airlines Co.	300,486
	Total Airlines	19,861,872
Apparel – 0.6%
11,748	Deckers Outdoor Corp.*	1,377,688
150,190	LVMH Moet Hennessy Louis Vuitton SE, ADR(a)	19,179,263
18,627	NIKE Inc., Class B Shares	1,158,227
	Total Apparel	21,715,178
Auto Manufacturers – 1.2%
265,878	Ford Motor Co.	3,746,221
61,854	General Motors Co.	4,868,528
8,300	PACCAR Inc.	1,046,547
76,507	Tesla Inc.*	30,794,833
	Total Auto Manufacturers	40,456,129
Distribution/Wholesale – 0.3%
234,142	Copart Inc.*	8,918,469
Entertainment – 0.7%
2,306,478	Universal Music Group NV, ADR(a)	25,924,813
Home Builders – 0.3%
100,898	Lennar Corp., Class A Shares	11,538,695
Home Furnishings – 0.2%
91,470	Dolby Laboratories Inc., Class A Shares	6,089,158
Leisure Time – 0.3%
115,553	Viking Holdings Ltd.*	9,015,445

See Notes to Financial Statements.
2

Schedules of Investments
February 28, 2026
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 0.1%
73,069	Las Vegas Sands Corp.	$4,144,474
3,592	Marriott International Inc., Class A Shares	1,227,494
	Total Lodging	5,371,968
Retail – 4.9%
265	AutoZone Inc.*	995,229
412,553	BJ’s Wholesale Club Holdings Inc.*	40,756,111
5,981	Casey’s General Stores Inc.	4,100,514
71,052	Cava Group Inc.*	5,859,658
194,082	Chipotle Mexican Grill Inc., Class A Shares*	7,223,732
26,736	Costco Wholesale Corp.	27,024,481
749	Domino’s Pizza Inc.	301,480
21,080	Ferguson Enterprises Inc.	5,496,821
32,138	Five Below Inc.*	7,183,807
16,011	Home Depot Inc.	6,095,708
67,265	Lithia Motors Inc., Class A Shares	18,805,949
46,830	Lowe’s Cos., Inc.	12,389,813
21,469	Lululemon Athletica Inc.*	3,975,415
11,506	McDonald’s Corp.	3,924,236
107,592	O’Reilly Automotive Inc.*	10,100,737
18,321	Starbucks Corp.	1,795,824
7,273	Target Corp.	827,595
24,257	TJX Cos., Inc.	3,921,387
3,923	Ulta Beauty Inc.*	2,686,431
75,070	Walmart Inc.	9,605,206
	Total Retail	173,070,134
	TOTAL CONSUMER CYCLICAL	321,961,861
CONSUMER NON-CYCLICAL – 12.5%
Agriculture – 0.2%
27,100	Altria Group Inc.	1,870,984
25,085	Philip Morris International Inc.	4,686,631
	Total Agriculture	6,557,615
Beverages – 0.7%
62,587	Coca-Cola Co.	5,104,596
20,800	Keurig Dr Pepper Inc.	629,824
154,103	Monster Beverage Corp.*	13,144,986
22,091	PepsiCo Inc.	3,749,726
	Total Beverages	22,629,132
Biotechnology – 0.9%
2,011	Alnylam Pharmaceuticals Inc.*	669,502
13,242	Amgen Inc.	5,140,015
68,530	Gilead Sciences Inc.	10,207,543
19,428	Illumina Inc.*	2,612,289

See Notes to Financial Statements.
3

Schedules of Investments
February 28, 2026
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
22,822	Incyte Corp.*	$2,311,184
7,724	Regeneron Pharmaceuticals Inc.	6,037,619
14,327	Sarepta Therapeutics Inc.*	240,121
7,464	Vertex Pharmaceuticals Inc.*	3,708,339
	Total Biotechnology	30,926,612
Commercial Services – 0.6%
6,576	Automatic Data Processing Inc.	1,409,632
5,500	Cintas Corp.	1,106,215
2,514	Moody’s Corp.	1,200,661
15,089	PayPal Holdings Inc.	697,263
4,872	S&P Global Inc.	2,152,839
131,570	StoneCo Ltd., Class A Shares*	2,210,376
87,657	TransUnion	6,885,457
23,450	Verisk Analytics Inc., Class A Shares	4,867,517
	Total Commercial Services	20,529,960
Cosmetics/Personal Care – 0.9%
170,023	Colgate-Palmolive Co.	16,856,080
82,717	Estee Lauder Cos., Inc., Class A Shares	9,055,030
37,785	Procter & Gamble Co.	6,317,652
	Total Cosmetics/Personal Care	32,228,762
Food – 0.6%
282,977	Kroger Co.	19,310,350
20,869	Mondelez International Inc., Class A Shares	1,285,113
	Total Food	20,595,463
Healthcare-Products – 2.6%
27,875	Abbott Laboratories	3,243,256
88,451	Agilent Technologies Inc.	10,736,182
67,004	Alcon AG	5,841,409
23,720	Boston Scientific Corp.*	1,822,882
26,591	Danaher Corp.	5,601,128
91,819	Edwards Lifesciences Corp.*	7,939,589
145,816	GE HealthCare Technologies Inc.	12,287,914
17,002	IDEXX Laboratories Inc.*	11,165,724
6,341	Intuitive Surgical Inc.*	3,192,757
117,738	Medtronic PLC	11,498,293
5,530	Stryker Corp.	2,142,654
27,562	Thermo Fisher Scientific Inc.	14,362,834
	Total Healthcare-Products	89,834,622
Healthcare-Services – 2.1%
4,288	Cigna Group	1,242,748
37,759	Elevance Health Inc.	12,082,880
2,606	HCA Healthcare Inc.	1,380,398

See Notes to Financial Statements.
4

Schedules of Investments
February 28, 2026
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
99,847	Labcorp Holdings Inc.	$28,867,765
104,942	UnitedHealth Group Inc.	30,776,340
	Total Healthcare-Services	74,350,131
Household Products/Wares – 0.0%
5,373	Kimberly-Clark Corp.	598,767
Pharmaceuticals – 3.9%
84,636	AbbVie Inc.	19,642,323
84,458	Becton Dickinson & Co.	14,905,148
172,822	Bristol-Myers Squibb Co.	10,778,908
14,377	Cardinal Health Inc.	3,295,640
13,834	Cencora Inc.	5,148,185
20,200	CVS Health Corp.	1,613,980
2,850	DexCom Inc.*	209,275
22,995	Eli Lilly & Co.	24,190,510
25,811	Jazz Pharmaceuticals PLC*	4,904,606
133,800	Johnson & Johnson	33,239,934
2,003	McKesson Corp.	1,977,702
40,577	Merck & Co., Inc.	5,024,244
392,883	Pfizer Inc.	10,863,215
7,215	Zoetis Inc., Class A Shares	945,887
	Total Pharmaceuticals	136,739,557
	TOTAL CONSUMER NON-CYCLICAL	434,990,621
ENERGY – 3.6%
Oil & Gas – 3.2%
30,158	Chevron Corp.	5,632,308
20,226	ConocoPhillips	2,294,842
46,830	Diamondback Energy Inc.	8,152,166
130,232	EOG Resources Inc.	16,159,187
86,220	EQT Corp.	5,295,632
44,540	Expand Energy Corp.	4,806,757
229,337	Exxon Mobil Corp.	34,973,893
54,692	Marathon Petroleum Corp.	10,840,501
427,855	Permian Resources Corp., Class A Shares	7,825,468
37,739	Phillips 66	5,824,260
36,375	Valero Energy Corp.	7,443,780
16,178	Weatherford International PLC	1,706,132
	Total Oil & Gas	110,954,926
Oil & Gas Services – 0.3%
223,432	SLB Ltd.	11,470,999
Pipelines – 0.1%
19,600	Williams Cos., Inc.	1,464,512
	TOTAL ENERGY	123,890,437

See Notes to Financial Statements.
5

Schedules of Investments
February 28, 2026
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – 16.8%
Banks – 4.6%
306,446	Bank of America Corp.	$15,270,204
31,687	Bank of New York Mellon Corp.	3,773,922
138,500	Citigroup Inc.	15,261,315
263,679	Fifth Third Bancorp	13,044,200
11,362	First Citizens BancShares Inc., Class A Shares	21,566,780
344,401	First Horizon Corp.	8,193,300
16,794	Goldman Sachs Group Inc.	14,435,618
126,712	JPMorgan Chase & Co.	38,051,614
98,596	Morgan Stanley	16,417,220
53,700	NU Holdings Ltd., Class A Shares*	804,426
6,338	PNC Financial Services Group Inc.	1,345,874
173,648	Truist Financial Corp.	8,562,583
25,163	US Bancorp	1,375,410
50,630	Wells Fargo & Co.	4,123,813
	Total Banks	162,226,279
Diversified Financial Services – 3.6%
69,396	American Express Co.	21,436,424
1,116	Ameriprise Financial Inc.	524,654
6,600	Apollo Global Management Inc.	690,360
74,880	Ares Management Corp., Class A Shares	8,387,309
2,457	Blackrock Inc.	2,612,356
6,200	Brookfield Asset Management Ltd., Class A Shares	289,850
39,239	Capital One Financial Corp.	7,676,718
154,294	Charles Schwab Corp.	14,688,789
27,692	CME Group Inc., Class A Shares	8,847,594
6,900	Interactive Brokers Group Inc., Class A Shares	491,211
9,195	Intercontinental Exchange Inc.	1,509,175
73,279	Mastercard Inc., Class A Shares	37,900,632
32,984	Visa Inc., Class A Shares	10,559,498
107,045	Voya Financial Inc.	7,159,170
111,129	Western Union Co.	1,070,172
	Total Diversified Financial Services	123,843,912
Equity Real Estate Investment Trusts (REITs) – 1.1%
7,511	American Tower Corp.	1,441,060
1,558	Equinix Inc.	1,517,897
161,204	Mid-America Apartment Communities Inc.	21,578,767
14,963	Prologis Inc.	2,133,275
2,558	Public Storage	785,460
11,100	Welltower Inc.	2,299,032
406,849	Weyerhaeuser Co.	9,980,006
	Total Equity Real Estate Investment Trusts (REITs)	39,735,497

See Notes to Financial Statements.
6

Schedules of Investments
February 28, 2026
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – 6.9%
7,700	Aflac Inc.	$869,561
128,059	American International Group Inc.	10,307,469
47,848	Aon PLC, Class A Shares	16,051,569
3,570	Arch Capital Group Ltd.*	357,535
4,100	Arthur J Gallagher & Co.	935,620
95,344	Assurant Inc.	21,890,029
190,618	Berkshire Hathaway Inc., Class B Shares*	96,252,559
32,666	Chubb Ltd.	11,134,533
10,728	Fairfax Financial Holdings Ltd.(a)	18,462,728
50,013	Hartford Insurance Group Inc.	7,043,331
7,927	Marsh & McLennan Cos., Inc.	1,480,288
9,029	MetLife Inc.	650,720
86,669	Progressive Corp.	18,517,699
3,593	Travelers Cos., Inc.	1,108,943
115,738	Willis Towers Watson PLC	35,319,765
	Total Insurance	240,382,349
Private Equity – 0.6%
11,900	Blackstone Inc.	1,349,103
193,272	Brookfield Corp.	8,473,045
173,792	Carlyle Group Inc.	9,035,446
10,900	KKR & Co., Inc.	955,712
	Total Private Equity	19,813,306
	TOTAL FINANCIAL	586,001,343
INDUSTRIAL – 9.3%
Aerospace/Defense – 1.5%
11,987	Boeing Co.*	2,727,402
4,048	General Dynamics Corp.	1,445,338
31,964	General Electric Co.	10,939,999
16,188	Howmet Aerospace Inc.	4,249,836
38,194	L3Harris Technologies Inc.	13,923,241
18,455	Lockheed Martin Corp.	12,144,866
2,200	Northrop Grumman Corp.	1,593,636
21,534	RTX Corp.	4,363,219
886	TransDigm Group Inc.	1,154,272
	Total Aerospace/Defense	52,541,809
Building Materials – 2.1%
310,562	Amrize Ltd.*	20,183,424
41,484	Carlisle Cos., Inc.	16,376,639
12,600	Carrier Global Corp.	811,440
181,471	CRH PLC	21,772,890

See Notes to Financial Statements.
7

Schedules of Investments
February 28, 2026
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – (continued)
10,635	Johnson Controls International PLC	$1,534,630
11,780	Martin Marietta Materials Inc.	7,969,995
8,562	Trane Technologies PLC	3,958,384
	Total Building Materials	72,607,402
Electrical Components & Equipment – 0.3%
5,238	Acuity Inc.	1,579,728
6,300	Eaton Corp. PLC	2,368,296
53,541	Emerson Electric Co.	8,071,306
	Total Electrical Components & Equipment	12,019,330
Electronics – 1.1%
73,654	Amphenol Corp., Class A Shares	10,757,903
59,356	Honeywell International Inc.	14,458,528
15,250	Hubbell Inc., Class B Shares	7,802,358
18,161	TE Connectivity PLC	4,179,754
	Total Electronics	37,198,543
Environmental Control – 0.4%
3,300	Republic Services Inc., Class A Shares	755,700
129,494	Veralto Corp.	12,616,600
5,921	Waste Management Inc.	1,426,014
	Total Environmental Control	14,798,314
Machinery-Construction & Mining – 0.9%
18,285	Caterpillar Inc.	13,582,647
18,533	GE Vernova Inc.	16,190,429
2,043	Vertiv Holdings Co., Class A Shares	520,740
	Total Machinery-Construction & Mining	30,293,816
Machinery-Diversified – 0.6%
21,221	Deere & Co.	13,363,076
29,517	Dover Corp.	6,656,083
	Total Machinery-Diversified	20,019,159
Metal Fabricate/Hardware – 0.1%
25,536	Mueller Industries Inc.	3,012,226
Miscellaneous Manufacturers – 0.1%
8,600	3M Co.	1,421,752
4,654	Illinois Tool Works Inc.	1,352,592
2,020	Parker-Hannifin Corp.	2,038,544
	Total Miscellaneous Manufacturers	4,812,888
Packaging & Containers – 0.2%
35,413	Packaging Corp. of America	8,220,774
Transportation – 2.0%
51,324	CH Robinson Worldwide Inc.	9,507,771
366,524	CSX Corp.	15,646,910
24,703	FedEx Corp.	9,560,061

See Notes to Financial Statements.
8

Schedules of Investments
February 28, 2026
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – (continued)
3,649	Norfolk Southern Corp.	$1,148,486
126,503	Union Pacific Corp.	33,520,765
11,779	United Parcel Service Inc., Class B Shares	1,365,893
	Total Transportation	70,749,886
	TOTAL INDUSTRIAL	326,274,147
TECHNOLOGY – 25.2%
Computers – 6.2%
10,114	Accenture PLC, Class A Shares	2,110,994
687,067	Apple Inc.	181,509,360
11,831	CACI International Inc., Class A Shares*	7,218,921
8,936	Crowdstrike Holdings Inc., Class A Shares*	3,324,013
22,896	Dell Technologies Inc., Class C Shares	3,390,440
9,034	EPAM Systems Inc.*	1,273,794
19,527	Fortinet Inc.*	1,543,219
19,539	Gartner Inc.*	3,071,531
38,581	International Business Machines Corp.	9,267,542
15,110	NetApp Inc.	1,496,343
22,092	Pure Storage Inc., Class A Shares*	1,418,748
6,258	Zscaler Inc.*	919,864
	Total Computers	216,544,769
Semiconductors – 11.4%
93,886	Advanced Micro Devices Inc.*	18,796,916
8,014	Analog Devices Inc.	2,851,301
59,510	Applied Materials Inc.	22,155,573
257,505	Broadcom Inc.	82,285,723
189,749	Intel Corp.*	8,654,452
3,369	KLA Corp.	5,136,209
20,210	Lam Research Corp.	4,726,917
13,900	Marvell Technology Inc.	1,135,491
18,027	Micron Technology Inc.	7,433,794
1,191,280	NVIDIA Corp.	211,082,903
18,546	QUALCOMM Inc.	2,640,208
22,638	Teradyne Inc.	7,244,839
116,018	Texas Instruments Inc.	24,608,578
	Total Semiconductors	398,752,904
Software – 7.6%
34,650	Adobe Inc.*	9,092,507
86,042	Akamai Technologies Inc.*	8,465,672
16,444	Atlassian Corp., Class A Shares*	1,235,438
5,733	Autodesk Inc.*	1,409,573
4,985	Cadence Design Systems Inc.*	1,502,479
3,072	DocuSign Inc., Class A Shares*	138,455

See Notes to Financial Statements.
9

Schedules of Investments
February 28, 2026
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
5,692	Duolingo Inc., Class A Shares*	$574,892
237,028	Fiserv Inc.*	14,764,474
41,405	Intuit Inc.	16,935,887
835	Magic Leap Inc., Series D, Private Placement*@(a)(b)	2,772
354,725	Microsoft Corp.	139,314,697
5,599	MongoDB Inc., Class A Shares*	1,839,104
1,714	MSCI Inc., Class A Shares	980,117
34,173	Oracle Corp.	4,968,754
99,983	Palantir Technologies Inc., Class A Shares*	13,716,668
21,207	Paycom Software Inc.	2,668,477
1,717	Roper Technologies Inc.	600,486
43,271	Salesforce Inc.	8,428,758
120,449	ServiceNow Inc.*	13,009,696
59,151	Snowflake Inc., Class A Shares*	9,961,620
4,320	Strategy Inc., Class A Shares*	559,440
2,967	Synopsys Inc.*	1,228,338
11,141	Tyler Technologies Inc.*	3,951,601
39,397	Veeva Systems Inc., Class A Shares*	7,170,648
22,461	Workday Inc., Class A Shares*	3,004,383
67,314	ZoomInfo Technologies Inc., Class A Shares*	418,020
	Total Software	265,942,956
	TOTAL TECHNOLOGY	881,240,629
UTILITIES – 1.1%
Electric – 1.1%
8,565	American Electric Power Co., Inc.	1,146,168
85,773	Constellation Energy Corp.	28,294,797
13,705	Dominion Energy Inc.	865,334
12,542	Duke Energy Corp.	1,641,121
33,546	NextEra Energy Inc.	3,145,608
10,506	Sempra	1,011,413
17,777	Southern Co.	1,731,124
	Total Electric	37,835,565
	TOTAL UTILITIES	37,835,565
	TOTAL COMMON STOCKS (Cost – $2,507,869,121)	3,239,905,928
EXCHANGE TRADED FUNDS (ETFs) – 5.8%
1,039,527	State Street SPDR Portfolio S&P 500	83,952,201
309,439	Vanguard Mega Capital Growth	119,737,421
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $191,571,447)	203,689,622

See Notes to Financial Statements.
10

Schedules of Investments
February 28, 2026
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
PREFERRED STOCKS – 0.0%
INDUSTRIAL – 0.0%
Machinery – 0.0%
108,389	Nuro Inc., Series C, Private Placement*@(a)(b)	$590,720
26,242	Nuro Inc., Series D*@(a)(b)	176,609
	Total Machinery	767,329
	TOTAL INDUSTRIAL	767,329
	TOTAL PREFERRED STOCKS (Cost – $1,962,009)	767,329
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,701,402,577)	3,444,362,879

Face Amount†
SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
	Citibank - London:
95,430EUR	0.880% due 3/2/26	112,760
4GBP	2.680% due 3/2/26	6
22,459,629	Citibank - New York, 2.980% due 3/2/26	22,459,629
61,722	JPMorgan Chase & Co. - New York, 2.980% due 3/2/26	61,722
	Skandinaviska Enskilda Banken AB - Stockholm:
2,421CHF	(0.430)% due 3/2/26	3,149
9,589,278	2.980% due 3/2/26	9,589,278
5,068,937	Sumitomo Mitsui Banking Corp. - Tokyo, 2.980% due 3/2/26	5,068,937
	TOTAL TIME DEPOSITS (Cost – $37,295,481)	37,295,481
	TOTAL INVESTMENTS – 99.7% (Cost – $2,738,698,058)	3,481,658,360
	Other Assets in Excess of Liabilities – 0.3%	11,898,587
	TOTAL NET ASSETS – 100.0%	$3,493,556,947

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Illiquid security. The aggregate value of illiquid holdings at February 28, 2026, amounts to $64,336,905 and represents 1.84% of net assets.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.
See Notes to Financial Statements.
11

Schedules of Investments
February 28, 2026
Destinations Large Cap Equity Fund(concluded)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Magic Leap Inc., Series D, Private Placement	10/12/2017	$406,053	$2,772	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	590,720	0.02%
Nuro Inc., Series D	10/29/2021	547,033	176,609	0.00%*
			$770,101	0.02%

*	Position represents less than 0.005%.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company
SPDR	— Standard & Poor’s Depository Receipts
Summary of Investments by Security Sector^

Technology	25.3%
Financial	16.8
Communications	13.6
Consumer Non-cyclical	12.5
Industrial	9.4
Consumer Cyclical	9.2
Energy	3.6
Basic Materials	1.5
Utilities	1.1
Exchange Traded Funds (ETFs)	5.9
Short-Term Investments	1.1
100.0%

^	As a percentage of total investments.
At February 28, 2026, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized (depreciation) on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index March Futures	12	3/26	$4,169,104	$4,133,400	$(35,704)

At February 28, 2026, Destinations Large Cap Equity Fund had deposited cash of $336,458 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
CHF
— Swiss Franc
EUR
— Euro
GBP
— British Pound
See Notes to Financial Statements.
12

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 93.8%
BASIC MATERIALS – 5.7%
Chemicals – 1.9%
641	AdvanSix Inc.	$11,429
4,277	Albemarle Corp.	764,172
1,025	American Vanguard Corp.*	4,725
292	Ashland Inc.	18,209
53,300	Axalta Coating Systems Ltd.*	1,780,753
774	Balchem Corp.	140,427
26,528	Cabot Corp.	2,019,842
1,677	Calumet Inc.*	45,212
561	Celanese Corp., Class A Shares	28,016
851	CF Industries Holdings Inc.	84,708
3,583	Chemours Co.	65,354
1,788	Codexis Inc.*	1,806
3,838	Dow Inc.	117,942
2,220	DuPont de Nemours Inc.	111,089
643	Eastman Chemical Co.	48,553
2,936	Ecovyst Inc.*	33,089
1,332	Element Solutions Inc.	46,740
619	FMC Corp.	9,124
469	Hawkins Inc.	69,928
1,318	HB Fuller Co.	86,619
946	Huntsman Corp.	11,967
19,974	Ingevity Corp.*	1,438,727
8,624	Innospec Inc.	660,426
1,390	International Flavors & Fragrances Inc.	114,300
325	Intrepid Potash Inc.*	12,015
477	Koppers Holdings Inc.	18,031
907	Kronos Worldwide Inc.	5,270
1,317	LyondellBasell Industries NV, Class A Shares	75,754
1,369	Mativ Holdings Inc.	14,840
768	Minerals Technologies Inc.	54,236
1,614	Mosaic Co.	44,934
29	NewMarket Corp.	18,154
225	Oil-Dri Corp. of America	15,264
691	Olin Corp.	17,531
1,426	Orion SA	8,114
19,697	Perimeter Solutions Inc.*	462,485
1,215	PPG Industries Inc.	149,773
10,406	Qnity Electronics Inc.	1,319,065
324	Quaker Chemical Corp.	47,638
1,554	Rayonier Advanced Materials Inc.*	14,716
16,210	Rogers Corp.*	1,747,924
653	RPM International Inc.	74,520

See Notes to Financial Statements.
13

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
1,051	Sensient Technologies Corp.	$106,708
559	Stepan Co.	28,447
1,243	Trinseo PLC	286
3,099	Tronox Holdings PLC	23,180
103	Valhi Inc.	1,439
23,297	Westlake Corp.	2,455,038
	Total Chemicals	14,428,519
Forest Products & Paper – 0.0%
2,794	International Paper Co.	121,679
1,008	Magnera Corp.*	13,053
817	Sylvamo Corp.	37,827
	Total Forest Products & Paper	172,559
Iron/Steel – 1.0%
15,834	Carpenter Technology Corp.	6,303,040
3,024	Cleveland-Cliffs Inc.*	32,236
2,626	Commercial Metals Co.	192,486
240	Friedman Industries Inc.	4,466
1,283	Nucor Corp.	226,937
292	Reliance Inc.	92,167
757	Steel Dynamics Inc.	146,200
	Total Iron/Steel	6,997,532
Mining – 2.8%
1,441	Alcoa Corp.	89,457
48,952	Almonty Industries Inc.*	900,227
2,694	American Battery Technology Co.*	9,941
2,800	Anglogold Ashanti PLC	357,756
361	Caledonia Mining Corp. PLC	11,458
24,068	Cameco Corp.	2,849,651
2,944	Centrus Energy Corp., Class A Shares*(a)	596,425
1,348	Century Aluminum Co.*	69,503
95,728	Coeur Mining Inc.*	2,599,015
1,024	Compass Minerals International Inc.*	25,805
3,390	Constellium SE, Class A Shares*	84,377
353	Contango ORE Inc.*	10,615
784	Critical Metals Corp.*(a)	7,958
2,447	Dakota Gold Corp.*	17,031
4,551	Encore Energy Corp.*(b)	12,288
46,408	Energy Fuels Inc.*	989,419
3,607	Ferroglobe PLC	18,432
14,989	Hecla Mining Co.	373,376
105,641	IAMGOLD Corp.*	2,595,599
442	Idaho Strategic Resources Inc.*	19,037

See Notes to Financial Statements.
14

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
BASIC MATERIALS – (continued)
Mining – (continued)
60,090	Ivanhoe Electric Inc.*(b)	$1,032,947
413	Kaiser Aluminum Corp.	53,748
1,514	Lifezone Metals Ltd.*	7,040
23,391	MP Materials Corp.*	1,377,028
237,282	NexGen Energy Ltd.*	3,032,464
1,805	NioCorp Developments Ltd.*	9,566
7,369	Novagold Resources Inc.*	98,155
28,009	Perpetua Resources Corp.*	1,032,412
442	Royal Gold Inc.	132,507
4,801	SSR Mining Inc.*	154,544
65,200	United States Antimony Corp.*	582,888
272	United States Lime & Minerals Inc.	31,052
75,161	Uranium Energy Corp.*	1,152,218
372	US Gold Corp.*	8,072
21,680	USA Rare Earth Inc.*(a)	409,752
1,378	Vox Royalty Corp.(b)	8,861
	Total Mining	20,760,624
	TOTAL BASIC MATERIALS	42,359,234
COMMUNICATIONS – 3.6%
Advertising – 0.0%
3,342	Advantage Solutions Inc.*	1,746
554	Boston Omaha Corp., Class A Shares*	6,842
1,720	National CineMedia Inc.	6,123
1,156	Nexxen International Ltd., ADR*	7,445
1,789	Omnicom Group Inc.	152,584
2,762	Stagwell Inc., Class A Shares*	13,313
650	TechTarget Inc.*	2,281
2,364	Trade Desk Inc., Class A Shares*	56,310
	Total Advertising	246,644
Internet – 0.6%
1,097	1-800-Flowers.com Inc., Class A Shares*	3,818
989	Angi Inc., Class A Shares*	7,694
346	AudioEye Inc.*	2,360
1,452	Backblaze Inc., Class A Shares*	5,460
2,614	BARK Inc.*	2,042
1,568	Bed Bath & Beyond Inc.*	8,357
1,595	Bumble Inc., Class A Shares*	4,849
1,976	Cargurus Inc., Class A Shares*	60,663
1,694	Cars.com Inc.*	14,467
706	CDW Corp.	86,584
1,062	Chewy Inc., Class A Shares*	29,120
1,175	Cogent Communications Holdings Inc.	22,043

See Notes to Financial Statements.
15

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
7,272	Coupang Inc., Class A Shares*	$138,750
355	Crexendo Inc.*	2,073
2,499	eBay Inc.	227,059
1,100	Entravision Communications Corp., Class A Shares	3,410
622	ePlus Inc.	50,171
515	Etsy Inc.*	28,263
2,928	Eventbrite Inc., Class A Shares*	12,942
609	EverQuote Inc., Class A Shares*	9,622
647	Expedia Group Inc.	139,551
322	F5 Inc.*	87,378
57,874	Figs Inc., Class A Shares*	894,153
7,826	fuboTV Inc., Class A Shares*	9,156
625	Gambling.com Group Ltd.*	2,725
2,827	Gen Digital Inc.	63,805
2,372	Getty Images Holdings Inc.*(a)	1,845
746	GoDaddy Inc., Class A Shares*	65,021
961	Grindr Inc.*	10,936
696	Groupon Inc., Class A Shares*	8,784
611	HealthStream Inc.	12,972
4,712	Hims & Hers Health Inc.*	68,418
430	IAC Inc.*	16,478
362	Lands’ End Inc.*	5,817
841	LifeMD Inc.*	2,245
515	Liquidity Services Inc.*	16,279
2,123	Lyft Inc., Class A Shares*	29,382
3,372	Magnite Inc.*	45,927
922	Maplebear Inc.*	34,584
1,238	Match Group Inc.	39,121
725	MediaAlpha Inc., Class A Shares*	7,206
1,111	Nerdy Inc.*	1,072
1,120	Newsmax Inc., Class B Shares*	6,664
5,858	Nextdoor Holdings Inc.*	10,252
2,424	Open Lending Corp.*	3,224
581	OptimizeRx Corp.*	4,404
3,050	Pinterest Inc., Class A Shares*	52,247
1,467	Q2 Holdings Inc.*	70,592
1,358	QuinStreet Inc.*	15,916
84,513	RealReal Inc.*	1,036,129
690	Reddit Inc., Class A Shares*	100,609
1,036	Revolve Group Inc., Class A Shares*	26,066
4,113	Robinhood Markets Inc., Class A Shares*	311,971
699	Roku Inc., Class A Shares*	68,789

See Notes to Financial Statements.
16

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
2,282	Rumble Inc.*(a)	$12,346
1,396	Serve Robotics Inc.*(a)	13,946
632	Shutterstock Inc.	10,618
2,548	Sprinklr Inc., Class A Shares*	14,829
2,392	Stitch Fix Inc., Class A Shares*	7,965
2,755	TripAdvisor Inc.*	27,853
864	Trump Media & Technology Group Corp.*	9,253
182	Tucows Inc., Class A Shares*(b)	3,305
2,992	Upwork Inc.*	40,153
445	VeriSign Inc.	101,433
124	Vivid Seats Inc., Class A Shares*	739
547	Wayfair Inc., Class A Shares*	41,753
1,476	Yelp Inc., Class A Shares*	32,900
1,001	Ziff Davis Inc.*	27,107
288	Zillow Group Inc., Class A Shares*	12,902
832	Zillow Group Inc., Class C Shares*	37,124
1,692	ZipRecruiter Inc., Class A Shares*	3,063
	Total Internet	4,386,754
Media – 0.2%
1,186	AMC Networks Inc., Class A Shares*	9,690
149	Cable One Inc.*	14,296
482	Charter Communications Inc., Class A Shares*	113,092
1,107	CuriosityStream Inc.	3,742
1,114	EW Scripps Co., Class A Shares*	4,623
196	FactSet Research Systems Inc.	42,495
1,104	Fox Corp., Class A Shares	62,199
790	Fox Corp., Class B Shares	40,867
2,846	Gray Media Inc.	14,771
1,923	iHeartMedia Inc., Class A Shares*	6,288
83	Liberty Broadband Corp., Class A Shares*	4,530
572	Liberty Broadband Corp., Class C Shares*	31,237
954	Liberty Global Ltd., Class A Shares*	12,154
921	Liberty Global Ltd., Class C Shares*	11,328
626	Liberty Latin America Ltd., Class A Shares*	4,908
3,363	Liberty Latin America Ltd., Class C Shares*	26,702
126	Liberty Media Corp. Liberty Formula One, Class A Shares*	10,631
1,149	Liberty Media Corp. Liberty Formula One, Class C Shares*	105,237
816	New York Times Co., Class A Shares	65,109
1,935	News Corp., Class A Shares	47,001
654	News Corp., Class B Shares	17,514
140	Nexstar Media Group Inc., Class A Shares	35,143
7,696	Optimum Communications Inc., Class A Shares*	11,082

See Notes to Financial Statements.
17

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
544	Scholastic Corp.	$18,915
1,034	Sinclair Inc.	16,896
938	Sirius XM Holdings Inc.	20,598
685	Sphere Entertainment Co.*	81,522
3,860	TEGNA Inc.	80,867
1,126	Thryv Holdings Inc.*	2,612
3,430	USA TODAY Co., Inc.*	20,408
12,945	Warner Bros Discovery Inc.*	364,661
	Total Media	1,301,118
Telecommunications – 2.8%
1,822	A10 Networks Inc.	35,092
2,127	ADTRAN Holdings Inc.*	21,695
233	Anterix Inc.*	8,600
23,889	Applied Digital Corp.*	651,453
15,490	AST SpaceMobile Inc., Class A Shares*(a)	1,226,653
418	ATN International Inc.	12,047
435	Aviat Networks Inc.*	10,892
92	BK Technologies Corp.*	8,012
805	BlackSky Technology Inc., Class A Shares*	15,174
1,418	Calix Inc.*	73,410
786	Ciena Corp.*	274,078
287	Clearfield Inc.*	9,023
17,839	Corning Inc.	2,682,629
3,635	Credo Technology Group Holding Ltd.*	408,101
3,197	EchoStar Corp., Class A Shares*	369,349
3,334	Extreme Networks Inc.*	46,609
12,054	Frequency Electronics Inc.*	605,231
16	GCI Liberty Inc., Class A Shares*	636
165	GCI Liberty Inc., Class C Shares*	6,493
1,182	Globalstar Inc.*	73,603
1,939	Gogo Inc.*	8,202
193,565	Harmonic Inc.*	2,057,596
387	IDT Corp., Class B Shares	19,718
453	Inseego Corp.*	5,595
7,901	InterDigital Inc.	2,895,954
454	Iridium Communications Inc.	10,873
61,336	LightPath Technologies Inc., Class A Shares*	639,734
22,491	Lumen Technologies Inc.*	159,911
629	Millicom International Cellular SA	45,848
700	NETGEAR Inc.*	14,434
352,400	Nokia OYJ, ADR	2,720,528
563	Ooma Inc.*	6,959

See Notes to Financial Statements.
18

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
2,552	Powerfleet Inc. NJ*	$9,111
54	Preformed Line Products Co.	13,697
2,118	Ribbon Communications Inc.*	4,723
2,250	Satellogic Inc., Class A Shares*	6,750
1,155	Shenandoah Telecommunications Co.	15,743
397	Spok Holdings Inc.	4,820
2,366	Telephone & Data Systems Inc.	105,878
24	Ubiquiti Inc.	18,408
3,734	Uniti Group Inc.*	27,333
2,853	Viasat Inc.*	130,610
165,881	Viavi Solutions Inc.*	4,928,325
34,952	Vistance Networks Inc.*	614,107
	Total Telecommunications	21,003,637
	TOTAL COMMUNICATIONS	26,938,153
CONSUMER CYCLICAL – 11.3%
Airlines – 0.6%
614	Alaska Air Group Inc.*	31,682
4,298	Allegiant Travel Co.*	439,041
3,296	American Airlines Group Inc.*	43,079
16,260	Controladora Vuela Compania de Aviacion SAB de CV, ADR*	140,161
40,753	Delta Air Lines Inc.	2,677,472
2,391	Frontier Group Holdings Inc.*	10,616
8,209	JetBlue Airways Corp.*	45,478
1,014	SkyWest Inc.*	105,537
20,917	Southwest Airlines Co.	1,030,371
1,498	Sun Country Airlines Holdings Inc.*	29,481
1,809	United Airlines Holdings Inc.*	192,297
	Total Airlines	4,745,215
Apparel – 0.8%
298	Birkenstock Holding PLC*	12,412
2,777	Capri Holdings Ltd.*	56,956
831	Carter’s Inc.	27,880
188	Columbia Sportswear Co.	11,645
272	Crocs Inc.*	24,673
777	Deckers Outdoor Corp.*	91,119
1,820	Ermenegildo Zegna NV	20,511
31,300	Gildan Activewear Inc., Class A Shares	2,131,217
1,369	Kontoor Brands Inc.	89,272
317	Lakeland Industries Inc.	2,907
1,126	On Holding AG, Class A Shares*	52,336
382	Oxford Industries Inc.	15,123
256	PVH Corp.	17,562

See Notes to Financial Statements.
19

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – (continued)
200	Ralph Lauren Corp., Class A Shares	$72,520
153	Rocky Brands Inc.	6,916
29,725	Steven Madden Ltd.	1,073,072
552	Superior Group of Cos., Inc.	5,481
14,770	Tapestry Inc.	2,296,292
683	Torrid Holdings Inc.*	697
950	Under Armour Inc., Class A Shares*	7,049
948	Under Armour Inc., Class C Shares*	6,854
2,095	VF Corp.	40,685
202	Weyco Group Inc.	6,317
1,960	Wolverine World Wide Inc.	34,633
	Total Apparel	6,104,129
Auto Manufacturers – 0.5%
837	Blue Bird Corp.*	48,772
5,465	Cummins Inc.	3,190,850
2,865	Faraday Future Intelligent Electric Inc.*	1,402
21,698	Ford Motor Co.	305,725
5,001	Hyliion Holdings Corp.*	10,252
654	Lucid Group Inc., Class A Shares*(a)	6,540
4,204	Rivian Automotive Inc., Class A Shares*	64,447
1,100	Wabash National Corp.	11,165
	Total Auto Manufacturers	3,639,153
Auto Parts & Equipment – 0.8%
1,999	Adient PLC*	48,616
873	Aeva Technologies Inc.*	11,576
12,985	Allison Transmission Holdings Inc.	1,627,021
1,178	Aptiv PLC*	86,630
5,928	Aurora Innovation Inc., Class A Shares*	27,743
1,205	BorgWarner Inc.	69,372
14,741	Cooper-Standard Holdings Inc.*	566,644
2,776	Dana Inc.	95,050
5,424	Dauch Corp.*	35,798
13,731	Dorman Products Inc.*	1,618,336
544	Douglas Dynamics Inc.	24,980
1,105	Fox Factory Holding Corp.*	18,608
3,746	Garrett Motion Inc.	76,269
50,045	Gentex Corp.	1,171,053
817	Gentherm Inc.*	26,773
6,271	Goodyear Tire & Rubber Co.*	51,736
958	Holley Inc.*	3,909
5,337	indie Semiconductor Inc., Class A Shares*	19,533
266	Lear Corp.	34,913

See Notes to Financial Statements.
20

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
1,230	Methode Electronics Inc.	$10,406
5,712	Microvast Holdings Inc.*	12,795
270	Miller Industries Inc.	11,348
323	Motorcar Parts of America Inc.*	3,340
937	Phinia Inc.	68,054
2,174	QuantumScape Corp., Class A Shares*	15,044
2,971	Solid Power Inc.*	10,517
522	Standard Motor Products Inc.	20,713
128	Strattec Security Corp.*	11,264
1,165	Titan International Inc.*	11,335
659	Visteon Corp.	63,047
633	XPEL Inc.*	26,978
	Total Auto Parts & Equipment	5,879,401
Distribution/Wholesale – 0.4%
971	Core & Main Inc., Class A Shares*	52,589
117	EVI Industries Inc.	2,273
6,380	Fastenal Co.	293,735
1,048	G-III Apparel Group Ltd.	32,058
349	Global Industrial Co.	11,510
555	Gold.com Inc.	31,896
799	Hudson Technologies Inc.*	5,681
1,451	LKQ Corp.	48,043
18,648	OPENLANE Inc.*	531,654
183	Pool Corp.	41,574
995	RB Global Inc.(b)	100,455
3,045	Resideo Technologies Inc.*	117,841
1,508	Rush Enterprises Inc., Class A Shares	107,023
207	Rush Enterprises Inc., Class B Shares	13,383
503	ScanSource Inc.*	18,500
221	SiteOne Landscape Supply Inc.*	31,579
2,162	ThredUp Inc., Class A Shares*	10,551
475	Titan Machinery Inc.*	9,258
5,766	VSE Corp.	1,309,286
179	Watsco Inc.	74,702
267	WESCO International Inc.	77,296
241	WW Grainger Inc.	275,880
	Total Distribution/Wholesale	3,196,767
Entertainment – 0.9%
1,269	Accel Entertainment Inc., Class A Shares*	14,416
11,090	AMC Entertainment Holdings Inc., Class A Shares*	12,864
238	Atlanta Braves Holdings Inc., Class A Shares*	11,522
1,102	Atlanta Braves Holdings Inc., Class C Shares*	48,168

See Notes to Financial Statements.
21

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
2,659	Brightstar Lottery PLC	$36,056
1,035	Caesars Entertainment Inc.*	25,927
327	Churchill Downs Inc.	30,061
2,565	Cinemark Holdings Inc.	72,436
2,571	DraftKings Inc., Class A Shares*	61,293
878	Flutter Entertainment PLC*	93,191
533	Golden Entertainment Inc.	15,404
24,943	IMAX Corp.*	1,068,309
394	Inspired Entertainment Inc.*	3,215
107	Liberty Live Holdings Inc., Class A Shares*	10,383
263	Liberty Live Holdings Inc., Class C Shares*	26,208
4,471	Lionsgate Studios Corp.*	40,239
845	Live Nation Entertainment Inc.*	137,008
1,025	Madison Square Garden Entertainment Corp., Class A Shares*	64,719
78	Madison Square Garden Sports Corp.*	25,869
678	Marriott Vacations Worldwide Corp.	44,077
329	Monarch Casino & Resort Inc.	31,617
859	Penn Entertainment Inc.*	13,435
515	Pursuit Attractions & Hospitality Inc.*	17,901
291	RCI Hospitality Holdings Inc.	6,440
1,171	Red Rock Resorts Inc., Class A Shares	70,904
492	Reservoir Media Inc.*	4,413
20,703	Rush Street Interactive Inc.*	408,884
2,308	Six Flags Entertainment Corp.*	39,305
317	Starz Entertainment Corp.*	3,487
4,047	Super Group SGHC Ltd.	43,303
19,084	TKO Group Holdings Inc., Class A Shares	4,272,335
638	United Parks & Resorts Inc.*	22,196
179	Vail Resorts Inc.	24,310
436	Webtoon Entertainment Inc.*	4,905
	Total Entertainment	6,804,800
Food Service – 0.0%
1,349	Aramark	56,456
Home Builders – 0.8%
756	Beazer Homes USA Inc.*	19,338
190	Cavco Industries Inc.*	109,679
635	Century Communities Inc.	42,691
1,394	Champion Homes Inc.*	130,311
1,454	DR Horton Inc.	233,207
683	Dream Finders Homes Inc., Class A Shares*	12,342
440	Forestar Group Inc.*	12,637
822	Green Brick Partners Inc.*	60,549

See Notes to Financial Statements.
22

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
127	Hovnanian Enterprises Inc., Class A Shares*	$15,954
10,125	Installed Building Products Inc.	3,318,570
1,489	KB Home	94,671
4,030	LCI Industries	536,796
1,192	Lennar Corp., Class A Shares	136,317
38	Lennar Corp., Class B Shares	4,056
551	LGI Homes Inc.*	28,597
635	M/I Homes Inc.*	90,272
1,642	Meritage Homes Corp.	123,840
15	NVR Inc.*	112,767
1,067	PulteGroup Inc.	146,392
2,362	Taylor Morrison Home Corp., Class A Shares*	155,632
301	Thor Industries Inc.	28,935
506	Toll Brothers Inc.	79,563
2,150	Tri Pointe Homes Inc.*	99,545
741	Winnebago Industries Inc.	29,558
	Total Home Builders	5,622,219
Home Furnishings – 1.0%
48,605	Alliance Laundry Holdings Inc.*	1,090,210
1,228	Arhaus Inc., Class A Shares*	10,131
939	Daktronics Inc.*	24,207
342	Dolby Laboratories Inc., Class A Shares	22,767
554	Ethan Allen Interiors Inc.	12,620
93	Flexsteel Industries Inc.	4,787
224	Hamilton Beach Brands Holding Co., Class A Shares	4,265
3,131	Leggett & Platt Inc.	36,570
309	Lovesac Co.*	3,949
1,825	MillerKnoll Inc.	36,756
12,882	SharkNinja Inc.*	1,582,811
471	Sleep Number Corp.*	2,906
50,047	Somnigroup International Inc.	4,479,707
2,861	Sonos Inc.*	44,059
2,027	Traeger Inc.*	1,743
313	Whirlpool Corp.(a)	21,419
1,443	Xperi Inc.*	8,846
	Total Home Furnishings	7,387,753
Housewares – 0.0%
216	Central Garden & Pet Co.*	8,465
1,364	Central Garden & Pet Co., Class A Shares*	47,113
2,321	Newell Brands Inc.	10,561
246	Scotts Miracle-Gro Co.	17,249
	Total Housewares	83,388

See Notes to Financial Statements.
23

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – 0.7%
672	Acushnet Holdings Corp.	$68,766
746	Amer Sports Inc.*	28,333
423	American Outdoor Brands Inc.*	3,849
400	Brunswick Corp.	31,848
3,112	Callaway Golf Co.*	43,755
6,007	Carnival Corp.	189,521
535	Clarus Corp.	1,691
175	Escalade Inc.	2,520
3,078	Global Business Travel Group I*	16,837
704	Harley-Davidson Inc.	12,672
98	Johnson Outdoors Inc., Class A Shares	4,752
41,168	Life Time Group Holdings Inc.*	1,111,536
31,511	Lindblad Expeditions Holdings Inc.*	621,082
1,183	Livewire Group Inc.*	1,987
517	Malibu Boats Inc., Class A Shares*	15,024
442	Marine Products Corp.	3,355
354	MasterCraft Boat Holdings Inc.*	7,684
2,437	Norwegian Cruise Line Holdings Ltd.*	60,413
2,259	OneSpaWorld Holdings Ltd.	48,636
782	Patrick Industries Inc.	96,804
9,545	Peloton Interactive Inc., Class A Shares*	38,371
470	Planet Fitness Inc., Class A Shares*	38,610
1,276	Polaris Inc.	77,504
1,408	Royal Caribbean Cruises Ltd.	437,832
9,739	Sabre Corp.*	11,492
17,928	Viking Holdings Ltd.*	1,398,742
554	Xponential Fitness Inc., Class A Shares*	2,360
17,840	YETI Holdings Inc.*	779,786
	Total Leisure Time	5,155,762
Lodging – 0.5%
288	Boyd Gaming Corp.	23,970
157	Choice Hotels International Inc.	16,540
1,469	Hilton Grand Vacations Inc.*	66,046
1,276	Hilton Worldwide Holdings Inc.	397,831
16,001	Hyatt Hotels Corp., Class A Shares	2,584,161
1,646	Las Vegas Sands Corp.	93,361
630	Marcus Corp.	10,603
1,036	MGM Resorts International*	38,187
385	Travel + Leisure Co.	28,375
381	Wyndham Hotels & Resorts Inc.	31,166
424	Wynn Resorts Ltd.	45,873
	Total Lodging	3,336,113

See Notes to Financial Statements.
24

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Office Furnishings – 0.0%
1,501	HNI Corp.	$67,485
1,472	Interface Inc., Class A Shares	46,353
491	Virco Mfg. Corp.	3,118
	Total Office Furnishings	116,956
Retail – 4.2%
1,098	Abercrombie & Fitch Co., Class A Shares*	107,384
30,096	Academy Sports & Outdoors Inc.	1,809,673
1,443	Advance Auto Parts Inc.	76,724
3,761	American Eagle Outfitters Inc.	92,408
226	America’s Car-Mart Inc.*	4,511
1,938	Arko Corp.	12,461
476	Asbury Automotive Group Inc.*	101,759
148	AutoNation Inc.*	28,884
519	Barnes & Noble Education Inc.*	4,489
280	Bassett Furniture Industries Inc.	4,192
1,073	Bath & Body Works Inc.	24,421
992	Best Buy Co., Inc.	61,474
18	Biglari Holdings Inc., Class B Shares*	6,980
609	BJ’s Restaurants Inc.*	23,136
671	BJ’s Wholesale Club Holdings Inc.*	66,288
386	Black Rock Coffee Bar Inc., Class A Shares*	5,149
2,052	Bloomin ‘Brands Inc.	12,558
212	BlueLinx Holdings Inc.*	13,975
5,251	Boot Barn Holdings Inc.*	993,594
1,044	Brinker International Inc.*	154,721
803	Buckle Inc.	43,001
337	Build-A-Bear Workshop Inc.	16,398
345	Burlington Stores Inc.*	105,870
878	Caleres Inc.	10,439
1,520	Camping World Holdings Inc., Class A Shares	12,646
778	CarMax Inc.*	33,586
751	Carvana Co., Class A Shares*	250,954
3,110	Casey’s General Stores Inc.	2,132,185
7,211	Cava Group Inc.*	594,691
13,317	Cheesecake Factory Inc.	862,675
113	Citi Trends Inc.*	5,354
4,002	Clean Energy Fuels Corp.*	9,045
569	Cracker Barrel Old Country Store Inc.(a)	18,618
625	Darden Restaurants Inc.	133,656
624	Dave & Buster’s Entertainment Inc.*	9,185
788	Designer Brands Inc., Class A Shares	5,611
339	Dick’s Sporting Goods Inc.	69,031

See Notes to Financial Statements.
25

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
16	Dillard’s Inc., Class A Shares	$9,645
347	Dine Brands Global Inc.	10,743
1,225	Dollar General Corp.	191,394
7,944	Dollar Tree Inc.*	1,004,757
163	Domino’s Pizza Inc.	65,609
648	Dutch Bros Inc., Class A Shares*	34,739
562	El Pollo Loco Holdings Inc.*	6,216
3,770	EVgo Inc., Class A Shares*	10,330
10,544	Ferguson Enterprises Inc.	2,749,453
1,133	First Watch Restaurant Group Inc.*	14,117
934	FirstCash Holdings Inc.	180,066
7,953	Five Below Inc.*	1,777,734
540	Floor & Decor Holdings Inc., Class A Shares*	37,309
277	Freshpet Inc.*	23,393
2,196	GameStop Corp., Class A Shares*	52,770
1,173	Gap Inc.	32,891
285	Genesco Inc.*	7,763
17,236	Genuine Parts Co.	2,055,565
4,513	Group 1 Automotive Inc.	1,470,065
271	Haverty Furniture Cos., Inc.	6,453
80	J Jill Inc.	1,382
503	Jack in the Box Inc.	8,511
2,653	Kohl’s Corp.	43,430
2,191	Krispy Kreme Inc.	8,216
139	Kura Sushi USA Inc., Class A Shares*	9,790
1,108	La-Z-Boy Inc.	39,578
130	Lithia Motors Inc., Class A Shares	36,345
571	Lululemon Athletica Inc.*	105,732
77,901	Macy’s Inc.	1,540,882
518	MarineMax Inc.*	15,799
583	Movado Group Inc.	14,546
266	MSC Industrial Direct Co., Inc., Class A Shares	24,961
3,626	Murphy USA Inc.	1,416,823
34,701	National Vision Holdings Inc.*	935,886
1,123	Nu Skin Enterprises Inc., Class A Shares	9,523
310	Ollie’s Bargain Outlet Holdings Inc.*	33,201
494	OneWater Marine Inc., Class A Shares*	5,624
873	Papa John’s International Inc.	27,369
291	PC Connection Inc.	17,736
105	Penske Automotive Group Inc.	16,540
1,883	Petco Health & Wellness Co., Inc., Class A Shares*	4,802
1,650	Portillo’s Inc., Class A Shares*	8,811

See Notes to Financial Statements.
26

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
616	PriceSmart Inc.	$95,246
52,447	QXO Inc.*	1,256,106
1,744	Restaurant Brands International Inc.	125,062
88	RH*	14,582
9,676	Ross Stores Inc.	1,989,773
2,681	Sally Beauty Holdings Inc.*	43,084
934	Savers Value Village Inc.*	8,808
942	Shake Shack Inc., Class A Shares*	90,441
442	Shoe Carnival Inc.	8,924
1,007	Signet Jewelers Ltd.	96,863
369	Sonic Automotive Inc., Class A Shares	23,144
2,445	Sweetgreen Inc., Class A Shares*	13,570
339	Texas Roadhouse Inc., Class A Shares	61,993
2,955	Tractor Supply Co.	153,187
2,259	Ulta Beauty Inc.*	1,546,941
13,777	Urban Outfitters Inc.*	912,037
1,700	Victoria’s Secret & Co.*	106,590
2,345	Warby Parker Inc., Class A Shares*	58,648
992	Wendy’s Co.(a)	7,599
633	Williams-Sonoma Inc.	130,176
141	Wingstop Inc.	36,591
75	Winmark Corp.	34,218
13,457	Yum! Brands Inc.	2,262,929
348	Zumiez Inc.*	9,125
	Total Retail	31,069,862
Textiles – 0.0%
362	UniFirst Corp.	85,005
Toys/Games/Hobbies – 0.1%
720	Funko Inc., Class A Shares*	3,600
9,239	Hasbro Inc.	920,112
154	JAKKS Pacific Inc.	3,367
1,615	Mattel Inc.*	27,374
	Total Toys/Games/Hobbies	954,453
	TOTAL CONSUMER CYCLICAL	84,237,432
CONSUMER NON-CYCLICAL – 18.7%
Agriculture – 0.1%
131	Alico Inc.	5,408
853	Andersons Inc.	55,692
2,657	Archer-Daniels-Midland Co.	183,439
743	Bunge Global SA	89,643
784	Darling Ingredients Inc.*	41,678
1,957	Dole PLC	31,390

See Notes to Financial Statements.
27

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Agriculture – (continued)
871	Fresh Del Monte Produce Inc.	$37,392
391	Ispire Technology Inc.*	919
392	Limoneira Co.	5,523
464	Tejon Ranch Co.*	8,171
4,606	Turning Point Brands Inc.	630,976
623	Universal Corp.	33,474
931	Vital Farms Inc.*	19,635
	Total Agriculture	1,143,340
Beverages – 0.6%
50	Boston Beer Co., Inc., Class A Shares*	11,339
2,109	BRC Inc., Class A Shares*	1,328
240	Brown-Forman Corp., Class A Shares	7,046
726	Brown-Forman Corp., Class B Shares	20,952
12,689	Celsius Holdings Inc.*	680,257
315	Coca-Cola Consolidated Inc.	63,756
15,577	Constellation Brands Inc., Class A Shares	2,458,985
8,219	MGP Ingredients Inc.	156,161
953	Molson Coors Beverage Co., Class B Shares	46,688
605	National Beverage Corp.*	21,992
1,298	Primo Brands Corp., Class A Shares	29,439
20,651	Vita Coco Co., Inc.*	1,198,997
1,130	Westrock Coffee Co.*	4,995
774	Zevia PBC, Class A Shares*	1,037
	Total Beverages	4,702,972
Biotechnology – 6.9%
976	4D Molecular Therapeutics Inc.*	9,428
44,214	AbCellera Biologics Inc.*	159,613
1,404	Abeona Therapeutics Inc.*	7,188
3,065	Absci Corp.*	8,398
2,984	ACADIA Pharmaceuticals Inc.*	73,287
3,124	ADC Therapeutics SA*	12,808
5,598	ADMA Biologics Inc.*	87,161
1,685	Akero Therapeutics Inc.*(b)(c)	1,095
6,296	Aktis Oncology Inc.*	126,738
1,104	Aldeyra Therapeutics Inc.*	6,028
2,403	Alector Inc.*	5,839
3,487	Allogene Therapeutics Inc.*	9,694
4,173	Alnylam Pharmaceuticals Inc.*	1,389,275
1,655	Altimmune Inc.*	7,133
1,811	Alumis Inc.*	53,769
7,044	Amicus Therapeutics Inc.*	101,222
421	AnaptysBio Inc.*	23,176

See Notes to Financial Statements.
28

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
2,026	Anavex Life Sciences Corp.*(a)	$8,975
5,376	ANI Pharmaceuticals Inc.*	397,286
3,027	Annexon Inc.*	16,951
585	Apellis Pharmaceuticals Inc.*	12,262
34,876	Apogee Therapeutics Inc.*	2,441,320
3,443	Arbutus Biopharma Corp.*	16,044
876	Arcellx Inc.*	99,680
525	Arcturus Therapeutics Holdings Inc.*	4,321
2,015	Arcus Biosciences Inc.*	41,046
31,555	Arcutis Biotherapeutics Inc.*	851,038
6,049	Ardelyx Inc.*	39,621
969	Argenx SE, ADR*	743,145
714	ArriVent Biopharma Inc.*	16,401
31,192	Arrowhead Pharmaceuticals Inc.*	1,973,518
1,557	ARS Pharmaceuticals Inc.*	14,449
1,524	Atea Pharmaceuticals Inc.*	7,132
1,446	Aura Biosciences Inc.*	8,517
2,711	Aurinia Pharmaceuticals Inc.*	38,415
2,728	Avidity Biosciences Inc.*(c)	196,416
967	Axsome Therapeutics Inc.*	158,482
2,416	Beam Therapeutics Inc.*	68,759
493	Benitec Biopharma Inc.*	5,374
982	Bicara Therapeutics Inc.*	16,478
883	BioAge Labs Inc.*	19,664
5,530	BioCryst Pharmaceuticals Inc.*	48,387
785	Biogen Inc.*	150,579
2,320	Biohaven Ltd.*	26,726
1,057	BioMarin Pharmaceutical Inc.*	65,249
115	Bio-Rad Laboratories Inc., Class A Shares*	32,021
21,249	Bridgebio Pharma Inc.*	1,412,634
7,610	Bright Minds Biosciences Inc.*(b)	637,870
797	Capricor Therapeutics Inc.*	22,260
1,935	Cardiff Oncology Inc.*(a)	3,754
326	Cartesian Therapeutics Inc.*	2,474
7,559	Celcuity Inc.*	844,416
1,694	Celldex Therapeutics Inc.*	50,972
921	Certara Inc.*	6,521
1,359	CG oncology Inc.*	79,909
3,391	Cogent Biosciences Inc.*	131,740
3,209	Compass Therapeutics Inc.*	18,131
1,073	Contra Alimera Science*(b)(c)	43
3,802	Corteva Inc.	304,616

See Notes to Financial Statements.
29

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
111,648	Crinetics Pharmaceuticals Inc.*	$4,588,733
2,067	CRISPR Therapeutics AG*	124,309
1,309	Cullinan Therapeutics Inc.*	20,289
3,278	Cytek Biosciences Inc.*	14,685
2,753	Cytokinetics Inc.*	171,292
2,151	Day One Biopharmaceuticals Inc.*	22,801
57,256	Definium Therapeutics Inc.*	999,117
3,311	Denali Therapeutics Inc.*	70,127
581	Design Therapeutics Inc.*	6,066
648	DiaMedica Therapeutics Inc.*	5,152
577	Dianthus Therapeutics Inc.*	31,845
626	Disc Medicine Inc., Class A Shares*	41,704
3,035	Dyne Therapeutics Inc.*	47,407
34,762	Edgewise Therapeutics Inc.*	1,058,155
2,959	Editas Medicine Inc.*	6,510
2,075	Eledon Pharmaceuticals Inc.*	5,436
1,657	Emergent BioSolutions Inc.*	13,505
543	Entrada Therapeutics Inc.*	6,478
4,782	Erasca Inc.*	65,322
4,211	Esperion Therapeutics Inc.*	14,107
1,358	Evolus Inc.*	5,839
20,884	Exelixis Inc.*	920,149
1,427	EyePoint Inc.*	25,058
3,093	Fate Therapeutics Inc.*	4,578
15,412	Geron Corp.*	25,892
6,117	Gossamer Bio Inc.*	2,599
331	Greenwich Lifesciences Inc.*	9,175
616	Halozyme Therapeutics Inc.*	42,830
3,124	Humacyte Inc.*(a)	3,483
1,989	Ideaya Biosciences Inc.*	64,046
867	Illumina Inc.*	116,577
6,978	ImmunityBio Inc.*(a)	68,245
51,154	Immunome Inc.*	1,118,226
1,592	Immunovant Inc.*	44,146
8,297	Incyte Corp.*	840,237
220	Inhibrx Biosciences Inc.*	16,309
650	Inmune Bio Inc.*	838
1,476	Innoviva Inc.*	33,889
7,272	Insmed Inc.*	1,085,928
2,508	Intellia Therapeutics Inc.*	34,560
142,837	Invivyd Inc.*	241,395
859	Ionis Pharmaceuticals Inc.*	69,708

See Notes to Financial Statements.
30

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
7,637	Iovance Biotherapeutics Inc.*	$29,479
1,003	Jade Biosciences Inc.	14,874
917	Janux Therapeutics Inc.*	12,480
827	Keros Therapeutics Inc.*	11,735
17,323	Kiniksa Pharmaceuticals International PLC, Class A Shares*	770,700
801	Kodiak Sciences Inc.*	21,467
140	Korro Bio Inc.*	1,698
597	Krystal Biotech Inc.*	164,557
1,878	Kura Oncology Inc.*	16,395
11,260	Kymera Therapeutics Inc.*	1,028,601
49,031	Larimar Therapeutics Inc.*	260,355
454	LB Pharmaceuticals Inc.*	10,901
446	LENZ Therapeutics Inc.*	6,017
1,487	Lexeo Therapeutics Inc.*	10,677
3,831	Ligand Pharmaceuticals Inc.*	759,726
1,561	Liquidia Corp.*	48,422
398	MapLight Therapeutics Inc.*	6,873
2,798	Maravai LifeSciences Holdings Inc., Class A Shares*	9,961
479	Maze Therapeutics Inc.*	21,838
25,346	MBX Biosciences Inc.*	825,012
1,494	MeiraGTx Holdings PLC*	11,295
1,007	Mineralys Therapeutics Inc.*	29,465
199	Mirati Therapeutics Inc.*(b)(c)	139
1,998	Moderna Inc.*	107,033
135	Monopar Therapeutics Inc.*	7,399
950	Monte Rosa Therapeutics Inc.*	16,862
2,357	Myriad Genetics Inc.*	10,866
55,636	NeoGenomics Inc.*	546,902
1,498	Niagen Bioscience Inc.*	7,565
2,164	Nkarta Inc.*	5,843
3,470	Novavax Inc.*	35,186
2,362	Nurix Therapeutics Inc.*	37,721
9,917	Nuvalent Inc., Class A Shares*	1,011,038
5,681	Nuvation Bio Inc.*	33,575
1,571	Olema Pharmaceuticals Inc.*	38,018
1,323	Omeros Corp.*	15,942
2,438	Organogenesis Holdings Inc., Class A Shares*	7,826
850	Oruka Therapeutics Inc.*	29,249
222	Palvella Therapeutics Inc.*	29,974
1,850	Perspective Therapeutics Inc.*	9,990
1,253	Phathom Pharmaceuticals Inc.*	15,738
18,590	Praxis Precision Medicines Inc.*	6,260,183

See Notes to Financial Statements.
31

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
127,231	Precigen Inc.*	$482,205
2,350	Prime Medicine Inc.*	10,857
2,547	Protalix BioTherapeutics Inc.*	7,335
792	Protara Therapeutics Inc.*	5,037
1,032	Prothena Corp. PLC*	8,947
23,415	PTC Therapeutics Inc.*	1,596,669
2,018	Puma Biotechnology Inc.*	11,503
671	Rapport Therapeutics Inc.*	19,479
8,949	Recursion Pharmaceuticals Inc., Class A Shares*(a)	32,843
3,600	Regeneron Pharmaceuticals Inc.	2,814,012
1,455	REGENXBIO Inc.*	13,153
3,206	Relay Therapeutics Inc.*	32,894
1,856	Replimune Group Inc.*	14,198
956	Revolution Medicines Inc.*	97,531
2,118	Rezolute Inc.*	6,799
515	Rigel Pharmaceuticals Inc.*	17,891
1,696	Rocket Pharmaceuticals Inc.*	8,497
2,174	Roivant Sciences Ltd.*	62,916
2,169	Royalty Pharma PLC, Class A Shares	100,229
3,020	Sana Biotechnology Inc.*	12,714
549	Sarepta Therapeutics Inc.*	9,201
3,419	Savara Inc.*	20,582
19,599	Scholar Rock Holding Corp.*	867,648
28,883	Septerna Inc.*	838,185
423	Sionna Therapeutics Inc.*	15,456
967	Soleno Therapeutics Inc.*	37,781
1,875	Solid Biosciences Inc.*	11,644
1,118	Stoke Therapeutics Inc.*	40,706
27,579	Structure Therapeutics Inc., ADR*	1,736,925
736	Summit Therapeutics Inc.*	12,210
2,149	Syndax Pharmaceuticals Inc.*	46,655
2,506	Tango Therapeutics Inc.*	27,917
9,939	Tarsus Pharmaceuticals Inc.*	750,593
5,210	Taysha Gene Therapies Inc.*	23,601
363	Tectonic Therapeutic Inc.*	8,512
2,021	Terns Pharmaceuticals Inc.*	85,125
3,423	TG Therapeutics Inc.*	102,998
810	Theravance Biopharma Inc.*	14,783
840	Third Harmonic Bio Inc.*(b)	25
1,944	Travere Therapeutics Inc.*	57,912
115	Tvardi Therapeutics Inc.*	459
429	Tyra Biosciences Inc.*	14,290

See Notes to Financial Statements.
32

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
529	Ultragenyx Pharmaceutical Inc.*	$12,373
245	United Therapeutics Corp.*	123,456
773	Upstream Bio Inc.*	5,937
907	UroGen Pharma Ltd.*	19,682
1,203	Vera Therapeutics Inc., Class A Shares*	49,070
1,870	Veracyte Inc.*	68,423
1,463	Verastem Inc.*	8,368
1,270	Vericel Corp.*	45,314
631	Viking Therapeutics Inc.*	21,353
2,217	Vir Biotechnology Inc.*	20,153
1,883	Viridian Therapeutics Inc.*	55,323
93,972	WaVe Life Sciences Ltd.*	1,309,030
1,886	Xencor Inc.*	24,084
57,160	Xenon Pharmaceuticals Inc.*	2,471,027
186	XOMA Royalty Corp.*	4,749
422	Zenas Biopharma Inc.*	11,120
1,220	Zevra Therapeutics Inc.*	10,895
1,409	Zymeworks Inc.*	32,816
	Total Biotechnology	51,873,862
Commercial Services – 3.2%
1,488	ABM Industries Inc.	66,216
668	Acacia Research Corp.*	2,799
2,747	ADT Inc.	22,031
1,532	Affirm Holdings Inc., Class A Shares*	71,973
727	AirSculpt Technologies Inc.*	1,149
1,143	Alarm.com Holdings Inc.*	54,693
10,331	Alight Inc., Class A Shares	9,088
309	Alta Equipment Group Inc.	2,132
13,034	American Public Education Inc.*	597,218
989	AMN Healthcare Services Inc.*	19,266
15,880	Andersen Group Inc., Class A Shares*	367,622
1,999	API Group Corp.*	88,876
2,358	Arlo Technologies Inc.*	36,997
89	Avis Budget Group Inc.*(a)	8,669
654	Barrett Business Services Inc.	18,162
2,982	Block Inc., Class A Shares*	189,953
641	Booz Allen Hamilton Holding Corp., Class A Shares	50,530
286	Bright Horizons Family Solutions Inc.*	21,313
1,488	BrightView Holdings Inc.*	20,520
1,024	Brink’s Co.	119,572
988	Cadiz Inc.*	5,138
326	Carriage Services Inc., Class A Shares	15,019

See Notes to Financial Statements.
33

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
325	Cass Information Systems Inc.	$14,423
1,265	CBIZ Inc.*	36,230
1,084	Chaince Digital Holdings Inc., ADR*	6,363
365	Cimpress PLC*	26,663
2,196	Clarivate PLC*	5,051
2,491	CoreCivic Inc.*	44,041
372	Corpay Inc.*	120,937
3,716	Coursera Inc.*	23,820
863	Covista Inc.*	84,574
237	CPI Card Group Inc.*	2,907
171	CRA International Inc.	29,525
876	Cross Country Healthcare Inc.*	7,621
1,729	Custom Truck One Source Inc.*	12,380
1,122	Deluxe Corp.	31,135
195	Distribution Solutions Group Inc.*	5,831
1,526	Driven Brands Holdings Inc.*	16,786
422	Emerald Holding Inc.	1,760
603	Ennis Inc.	12,729
659	Equifax Inc.	137,705
27,558	EquipmentShare.com Inc., Class A Shares*	799,733
262	Euronet Worldwide Inc.*	18,222
1,262	European Wax Center Inc., Class A Shares*	7,219
1,540	EVERTEC Inc.	43,597
1,863	First Advantage Corp.*	21,443
3,188	Flywire Corp.*	39,244
219	Forrester Research Inc.*	1,310
253	Franklin Covey Co.*	3,294
2,422	FTAI Infrastructure Inc.	14,060
167	FTI Consulting Inc.*	27,458
3,293	GEO Group Inc.*	49,527
1,316	Global Payments Inc.	100,621
1,280	GPGI Inc., Class A Shares	28,736
81	Graham Holdings Co., Class B Shares	85,310
139	Grand Canyon Education Inc.*	22,111
1,197	Green Dot Corp., Class A Shares*	13,837
670	H&R Block Inc.	20,515
683	Hackett Group Inc.	9,330
1,863	Healthcare Services Group Inc.*	40,558
790	Herc Holdings Inc.	110,434
2,710	Hertz Global Holdings Inc.*(a)	12,303
320	HireQuest Inc.	3,731
17,264	Huron Consulting Group Inc.*	2,441,130

See Notes to Financial Statements.
34

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
435	ICF International Inc.	$36,162
616	Information Services Group Inc.	2,963
862	Insperity Inc.	19,145
978	John Wiley & Sons Inc., Class A Shares	30,338
716	Kelly Services Inc., Class A Shares	6,952
481	Kforce Inc.	12,997
753	KinderCare Learning Cos., Inc.*	2,636
24,515	Korn Ferry	1,536,355
3,095	Laureate Education Inc., Class A Shares*	100,092
2,570	Legalzoom.com Inc.*	18,067
873	Legence Corp., Class A Shares*	50,678
756	Lifecore Biomedical Inc.*	5,443
19,932	Lincoln Educational Services Corp.*	722,336
269	ManpowerGroup Inc.	7,524
2,471	MarketAxess Holdings Inc.	474,432
9,191	Marqeta Inc., Class A Shares*	35,293
743	Matthews International Corp., Class A Shares	19,637
410	Medifast Inc.*	4,317
2,345	Mister Car Wash Inc.*	16,696
757	Monro Inc.	16,298
119	Morningstar Inc.	21,794
528	National Research Corp.	7,080
256	NIQ Global Intelligence PLC*	3,412
2,005	NPK International Inc.*	28,932
228	Paylocity Holding Corp.*	24,280
6,993	Payoneer Global Inc.*	30,210
805	Paysafe Ltd.*	5,039
1,466	Perdoceo Education Corp.	48,891
744	Priority Technology Holdings Inc.*	4,129
956	PROG Holdings Inc.	33,661
1,890	Progyny Inc.*	33,434
1,041	Quad/Graphics Inc.	7,193
11,262	Quanta Services Inc.	6,341,407
170	RCM Technologies Inc.*	3,215
4,072	Remitly Global Inc.*	68,002
2,093	Repay Holdings Corp., Class A Shares*	5,819
1,227	Resources Connection Inc.	4,614
605	Robert Half Inc.	14,774
35,141	Rollins Inc.	2,139,735
712	Service Corp. International	59,936
354	Sezzle Inc.*	25,824
363	Shift4 Payments Inc., Class A Shares*(a)	15,997

See Notes to Financial Statements.
35

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
176	SoundThinking Inc.*	$1,285
781	Spire Global Inc.*	6,912
6,026	StoneCo Ltd., Class A Shares*	101,237
575	Strategic Education Inc.	47,311
1,067	Stride Inc.*	90,033
1,220	Target Hospitality Corp.*	9,504
4,721	TIC Solutions Inc.*	44,708
2,574	Toast Inc., Class A Shares*	70,296
259	Transcat Inc.*	20,194
1,057	TransUnion	83,027
715	TriNet Group Inc.	27,227
1,175	TrueBlue Inc.*	4,970
2,259	Udemy Inc.*	11,363
47	U-Haul Holding Co.*	2,381
599	U-Haul Holding Co. (Non-Voting), Class B Shares	28,249
15,176	UL Solutions Inc., Class A Shares	1,274,329
348	United Rentals Inc.	292,320
21,918	Universal Technical Institute Inc.*	793,432
1,404	Upbound Group Inc.	30,116
262	USCB Financial Holdings Inc.	4,960
37,825	Valvoline Inc.*	1,429,785
778	Verisk Analytics Inc., Class A Shares	161,489
3,858	Verra Mobility Corp., Class A Shares*	64,467
3,335	Vestis Corp.*	26,246
169	WEX Inc.*	25,213
8,486	Willdan Group Inc.*	756,442
885	WillScot Holdings Corp.	19,125
	Total Commercial Services	23,795,500
Cosmetics/Personal Care – 0.5%
3,178	Beauty Health Co.*	3,305
2,077	Coty Inc., Class A Shares*	5,213
1,291	Edgewell Personal Care Co.	29,357
276	elf Beauty Inc.*	25,406
1,322	Estee Lauder Cos., Inc., Class A Shares	144,719
2,231	Honest Co., Inc.*	6,247
439	Interparfums Inc.	44,243
10,308	Kenvue Inc.	197,089
5,994	Olaplex Holdings Inc.*	9,650
782	Perrigo Co. PLC	10,338
44,460	Prestige Consumer Healthcare Inc.*	3,081,078
671	Waldencast PLC, Class A Shares*	1,134
	Total Cosmetics/Personal Care	3,557,779

See Notes to Financial Statements.
36

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – 1.0%
2,105	Albertsons Cos., Inc., Class A Shares	$37,679
2,550	B&G Foods Inc.	13,541
9,035	Beyond Meat Inc.*(a)	8,544
392	Calavo Growers Inc.	10,521
1,043	Cal-Maine Foods Inc.	90,856
973	Campbell’s Co.	26,222
872	Chefs’ Warehouse Inc.*	62,252
2,667	Conagra Brands Inc.	51,340
1,095	Flowers Foods Inc.	10,819
2,888	General Mills Inc.	130,624
2,220	Grocery Outlet Holding Corp.*	21,934
2,265	Hain Celestial Group Inc.*	1,811
810	Hershey Co.	191,387
745	HF Foods Group Inc.*	1,557
1,470	Hormel Foods Corp.	37,632
370	Ingles Markets Inc., Class A Shares	31,487
10,344	Ingredion Inc.	1,215,006
404	J & J Snack Foods Corp.	35,172
578	JM Smucker Co.	67,019
225	John B Sanfilippo & Son Inc.	18,587
4,566	Kraft Heinz Co.	112,369
3,302	Kroger Co.	225,328
687	Lamb Weston Holdings Inc.	33,107
233	Lifeway Foods Inc.*	5,163
23,785	Mama’s Creations Inc.*	407,675
6,672	Marzetti Co.	1,096,476
1,370	McCormick & Co., Inc.	97,325
1,336	Mission Produce Inc.*	18,958
96	Nathan’s Famous Inc.	9,656
380	Natural Grocers by Vitamin Cottage Inc.	10,271
20,294	Performance Food Group Co.*	1,969,736
226	Pilgrim’s Pride Corp.	9,754
292	Post Holdings Inc.*	31,040
1	Seaboard Corp.	5,133
106	Seneca Foods Corp., Class A Shares*	14,732
2,256	Simply Good Foods Co.*	38,487
152	Smithfield Foods Inc.	3,782
503	Sprouts Farmers Market Inc.*	37,157
2,265	SunOpta Inc.*(b)	14,677
2,632	Sysco Corp.	239,933
515	Tootsie Roll Industries Inc.	21,748
1,518	Tyson Foods Inc., Class A Shares	98,655

See Notes to Financial Statements.
37

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
1,411	United Natural Foods Inc.*	$53,914
9,893	US Foods Holding Corp.*	955,763
1,678	Utz Brands Inc.	15,589
309	Village Super Market Inc., Class A Shares	12,097
323	Weis Markets Inc.	21,886
	Total Food	7,624,401
Healthcare-Products – 3.3%
2,478	10X Genomics Inc., Class A Shares*	57,118
1,695	Accuray Inc.*	979
70,116	Adaptive Biotechnologies Corp.*	1,123,258
22,684	Agilent Technologies Inc.	2,753,384
5,118	Align Technology Inc.*	972,932
2,980	Alphatec Holdings Inc.*	40,588
1,353	AngioDynamics Inc.*	15,478
826	Anteris Technologies Global Corp.*	5,377
1,021	Artivion Inc.*	39,308
1,239	AtriCure Inc.*	38,731
1,153	Avanos Medical Inc.*	16,257
3,360	Avantor Inc.*	30,408
954	Avita Medical Inc.*(a)	4,799
7,519	Axogen Inc.*	238,578
958	Azenta Inc.*	25,847
2,635	Baxter International Inc.	53,675
932	Beta Bionics Inc.*	11,771
915	BioLife Solutions Inc.*	22,143
795	Bio-Techne Corp.	46,905
1,140	Bioventus Inc., Class A Shares*	10,009
509	Bruker Corp.	20,416
5,866	Butterfly Network Inc., Class A Shares*	22,232
1,305	CareDx Inc.*	24,482
659	Castle Biosciences Inc.*	19,487
742	Ceribell Inc.*	13,853
6,901	Cerus Corp.*	17,666
818	ClearPoint Neuro Inc.*	10,282
815	CONMED Corp.	37,490
1,081	Cooper Cos., Inc.*	90,447
460	CVRx Inc.*	3,754
909	Delcath Systems Inc.*	8,090
1,188	DENTSPLY SIRONA Inc.	17,440
248	Electromed Inc.*	5,878
1,468	Embecta Corp.	15,062
1,360	Enovis Corp.*	34,639

See Notes to Financial Statements.
38

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
35,197	Envista Holdings Corp.*	$1,028,104
1,020	Exact Sciences Corp.*	105,448
2,483	GE HealthCare Technologies Inc.	209,242
8,488	Glaukos Corp.*	1,021,955
29,559	Globus Medical Inc., Class A Shares*	2,821,702
829	GRAIL Inc.*	44,128
30,188	Guardant Health Inc.*	2,834,653
1,136	Haemonetics Corp.*	71,931
1,225	Hologic Inc.*	92,316
582	ICU Medical Inc.*	87,638
445	IDEXX Laboratories Inc.*	292,245
483	Inogen Inc.*	2,946
174	Inspire Medical Systems Inc.*	11,225
375	Insulet Corp.*	92,479
833	Integer Holdings Corp.*	72,204
42,710	Integra LifeSciences Holdings Corp.*	486,040
187	iRadimed Corp.	19,360
752	IRhythm Holdings Inc.*	100,580
13,106	Kestra Medical Technologies Ltd.*	305,108
1,398	KORU Medical Systems Inc.*	6,668
1,635	Lantheus Holdings Inc.*	122,478
533	LeMaitre Vascular Inc.	57,660
329	LENSAR Inc.*	3,938
1,306	LivaNova PLC*	92,204
255	Masimo Corp.*	44,714
3,354	MaxCyte Inc.*	2,721
1,379	Merit Medical Systems Inc.*	106,431
3,002	MiMedx Group Inc.*	14,680
11,190	Natera Inc.*	2,327,968
5,809	Neogen Corp.*	65,235
32,176	NeuroPace Inc.*	469,126
2,414	Novocure Ltd.*	32,999
3,430	OmniAb Inc.*	5,900
1,206	Omnicell Inc.*	49,567
2,423	OraSure Technologies Inc.*	7,632
826	Orthofix Medical Inc.*	11,176
380	OrthoPediatrics Corp.*	7,285
547	Outset Medical Inc.*	1,909
8,898	Pacific Biosciences of California Inc.*	14,949
209	Penumbra Inc.*	71,977
1,262	PROCEPT BioRobotics Corp.*	28,635
842	Pulmonx Corp.*	1,330

See Notes to Financial Statements.
39

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
411	Pulse Biosciences Inc.*(a)	$7,698
1,032	QIAGEN NV	51,394
1,247	Quanterix Corp.*	8,168
3,978	Quantum-Si Inc.*	3,805
23,081	QuidelOrtho Corp.*	524,862
265	Repligen Corp.*	34,113
792	ResMed Inc.	202,958
615	Revvity Inc.	60,461
944	RxSight Inc.*	7,061
91	Sanara Medtech Inc.*	1,860
230	SANUWAVE Health Inc.*	5,595
1,008	SI-BONE Inc.*	15,644
779	Solventum Corp.*	57,802
1,291	STAAR Surgical Co.*	25,691
2,874	Stereotaxis Inc.*	6,208
526	STERIS PLC	132,736
21,558	Tactile Systems Technology Inc.*	631,434
46,934	Tandem Diabetes Care Inc.*	1,187,430
223	Teleflex Inc.	27,219
495	Tempus AI Inc., Class A Shares*(a)	26,359
13,090	TransMedics Group Inc.*	1,901,453
1,652	Treace Medical Concepts Inc.*	3,073
1,412	Twist Bioscience Corp.*	66,251
191	UFP Technologies Inc.*	40,221
120	Utah Medical Products Inc.	7,993
912	Varex Imaging Corp.*	12,011
549	Waters Corp.*	175,340
386	West Pharmaceutical Services Inc.	98,175
1,051	Zimmer Biomet Holdings Inc.	103,460
	Total Healthcare-Products	24,521,724
Healthcare-Services – 1.2%
529	Acadia Healthcare Co., Inc.*	12,400
14,025	Addus HomeCare Corp.*	1,452,008
8,464	agilon health Inc.*	4,988
749	Ardent Health Inc.*	7,033
1,140	Astrana Health Inc.*	23,176
1,149	Aveanna Healthcare Holdings Inc.*	8,457
778	Biote Corp., Class A Shares*	1,649
2,612	BrightSpring Health Services Inc.*	108,215
5,430	Brookdale Senior Living Inc.*	83,079
2,732	Centene Corp.*	122,612
247	Charles River Laboratories International Inc.*	44,087

See Notes to Financial Statements.
40

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
72	Chemed Corp.	$29,521
9,414	Clover Health Investments Corp., Class A Shares*	19,675
3,046	Community Health Systems Inc.*	10,539
2,797	Concentra Group Holdings Parent Inc.	67,016
700	CorVel Corp.*	36,106
191	DaVita Inc.*	29,853
3,054	DocGo Inc.*	2,193
24,925	Encompass Health Corp.	2,688,909
1,193	Enhabit Inc.*	16,237
1,324	Ensign Group Inc.	283,561
2,221	Fortrea Holdings Inc.*	23,809
458	Fulgent Genetics Inc.*	7,021
445	GeneDx Holdings Corp., Class A Shares*	35,471
1,193	Ginkgo Bioworks Holdings Inc.*	8,053
2,012	HealthEquity Inc.*	153,898
655	Humana Inc.	124,804
485	Innovage Holding Corp.*	4,346
939	IQVIA Holdings Inc.*	167,903
339	Joint Corp.*	2,983
448	Labcorp Holdings Inc.	129,526
3,564	LifeStance Health Group Inc.*	25,803
115	Medpace Holdings Inc.*	51,952
276	Molina Healthcare Inc.*	42,518
1,585	Nano-X Imaging Ltd.*(a)	3,756
326	National HealthCare Corp.	53,301
1,266	Neuronetics Inc.*	1,696
1,959	Oncology Institute Inc.*	5,661
7,757	OPKO Health Inc.*	9,308
58,343	Option Care Health Inc.*	1,893,814
4,731	Oscar Health Inc., Class A Shares*	64,531
1,036	PACS Group Inc.*	37,824
1,999	Pediatrix Medical Group Inc.*	39,680
884	Pennant Group Inc.*	29,800
1,577	Personalis Inc.*	14,288
2,757	Privia Health Group Inc.*	65,479
610	Quest Diagnostics Inc.	129,265
1,610	RadNet Inc.*	112,394
2,887	Select Medical Holdings Corp.	43,218
180	Sonida Senior Living Inc.*	6,460
1,103	Sotera Health Co.*	17,924
1,045	Strata Critical Medical Inc.*	4,473
2,030	Surgery Partners Inc.*	31,465

See Notes to Financial Statements.
41

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
4,451	Teladoc Health Inc.*	$23,412
471	Tenet Healthcare Corp.*	112,753
281	Universal Health Services Inc., Class B Shares	57,914
387	US Physical Therapy Inc.	32,106
1,334	Viemed Healthcare Inc.*	11,606
	Total Healthcare-Services	8,631,529
Household Products/Wares – 0.1%
3,111	ACCO Brands Corp.	12,662
111	Acme United Corp.	4,996
399	Avery Dennison Corp.	78,344
1,321	Church & Dwight Co., Inc.	138,520
633	Clorox Co.	80,492
595	Helen of Troy Ltd.*	10,496
1,150	Quanex Building Products Corp.	23,610
274	Reynolds Consumer Products Inc.	6,798
603	Spectrum Brands Holdings Inc.	47,263
327	WD-40 Co.	77,891
	Total Household Products/Wares	481,072
Pharmaceuticals – 1.8%
1,930	Accendra Health Inc.*	4,671
3,121	Aclaris Therapeutics Inc.*	8,957
2,618	AdaptHealth Corp., Class A Shares*	23,955
1,498	Agios Pharmaceuticals Inc.*	45,285
6,520	Akebia Therapeutics Inc.*	8,541
3,924	Alkermes PLC*	118,112
3,546	Amneal Pharmaceuticals Inc.*	48,970
1,014	Amphastar Pharmaceuticals Inc.*	20,513
43,820	Amylyx Pharmaceuticals Inc.*	664,749
266	Anika Therapeutics Inc.*	3,820
2,165	Aquestive Therapeutics Inc.*	8,660
1,686	Arvinas Inc.*	22,373
9,029	Ascendis Pharma AS, ADR*	2,108,271
272	Atrium Therapeutics Inc.*(b)	4,012
2,610	aTyr Pharma Inc.*	2,505
641	BellRing Brands Inc.*	11,788
1,217	Candel Therapeutics Inc.*	6,389
11,426	Cardinal Health Inc.	2,619,182
2,771	Catalyst Pharmaceuticals Inc.*	63,955
1,018	Cencora Inc.	378,839
1,851	Coherus Oncology Inc.*	3,091
840	Collegium Pharmaceutical Inc.*	35,003
473	Corcept Therapeutics Inc.*	16,886

See Notes to Financial Statements.
42

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
1,791	CorMedix Inc.*	$12,770
1,741	Corvus Pharmaceuticals Inc.*	31,791
2,179	DexCom Inc.*	160,004
22,722	Elanco Animal Health Inc.*	599,861
796	Enanta Pharmaceuticals Inc.*	11,383
865	Enliven Therapeutics Inc.*	25,682
792	Eton Pharmaceuticals Inc.*	13,456
411	Fennec Pharmaceuticals Inc.*(b)	3,489
484	Foghorn Therapeutics Inc.*	2,749
1,233	Fulcrum Therapeutics Inc.*	10,333
14,339	Guardian Pharmacy Services Inc., Class A Shares*	480,500
370	Gyre Therapeutics Inc.*	3,049
1,030	Harmony Biosciences Holdings Inc.*	29,396
795	Harrow Inc.*	43,073
555	Henry Schein Inc.*	45,726
2,517	Herbalife Ltd.*	49,132
4,679	Heron Therapeutics Inc.*	5,568
27,433	Indivior Pharmaceuticals Inc.*	897,608
2,165	Inhibikase Therapeutics Inc.*	4,438
4,866	Ironwood Pharmaceuticals Inc., Class A Shares*	16,642
298	Jazz Pharmaceuticals PLC*	56,626
298	Journey Medical Corp.*	2,435
1,162	KalVista Pharmaceuticals Inc.*	18,917
353	Lifevantage Corp.(a)	1,641
438	Madrigal Pharmaceuticals Inc.*	189,216
7,361	MannKind Corp.*	24,144
397	MediWound Ltd.*	6,868
981	Mirum Pharmaceuticals Inc.*	90,536
241	Nature’s Sunshine Products Inc.*	6,671
525	Neurocrine Biosciences Inc.*	69,431
316	Neurogene Inc.*	7,423
316	Nuvectis Pharma Inc.*	2,800
4,235	Ocular Therapeutix Inc.*	37,861
1,515	Organon & Co.	11,044
1,414	ORIC Pharmaceuticals Inc.*	19,018
1,155	Pacira BioSciences Inc.*	25,306
476	Phibro Animal Health Corp., Class A Shares	25,985
6,537	Protagonist Therapeutics Inc.*	601,927
13,995	Rhythm Pharmaceuticals Inc.*	1,297,756
3,306	SELLAS Life Sciences Group Inc.*(a)	16,299
810	SIGA Technologies Inc.	5,241
25,687	Spyre Therapeutics Inc.*	1,104,798

See Notes to Financial Statements.
43

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
1,280	Supernus Pharmaceuticals Inc.*	$70,054
244	Tonix Pharmaceuticals Holding Corp.*	3,409
2,045	Trevi Therapeutics Inc.*	24,376
256	USANA Health Sciences Inc.*	5,509
1,092	Vanda Pharmaceuticals Inc.*	9,730
2,949	Vaxcyte Inc.*	182,071
6,057	Viatris Inc.	90,431
1,516	Voyager Therapeutics Inc.*	6,216
75,822	Xeris Biopharma Holdings Inc.*	464,031
	Total Pharmaceuticals	13,152,947
	TOTAL CONSUMER NON-CYCLICAL	139,485,126
ENERGY – 5.0%
Coal – 0.1%
291	Alpha Metallurgical Resources Inc.*	47,331
67,879	American Resources Corp., Class A Shares*	203,637
1,201	Core Natural Resources Inc.	98,578
749	Hallador Energy Co.*	13,617
74	NACCO Industries Inc., Class A Shares	4,246
2,898	Peabody Energy Corp.	91,403
856	Ramaco Resources Inc., Class A Shares*	12,960
2,130	SunCoke Energy Inc.	12,141
1,247	Warrior Met Coal Inc.	103,800
	Total Coal	587,713
Energy-Alternate Sources – 0.6%
3,917	Array Technologies Inc.*	29,691
1,865	ASP Isotopes Inc.*	9,959
634	Enphase Energy Inc.*	26,799
307,247	Eos Energy Enterprises Inc.*(a)	1,749,772
544	First Solar Inc.*	107,277
1,504	Fluence Energy Inc., Class A Shares*	23,372
480	FutureFuel Corp.	2,074
7,315	Gevo Inc.*(a)	13,313
2,042	Green Plains Inc.*	28,037
1,406	Montauk Renewables Inc.*	2,165
20,254	Nextpower Inc., Class A Shares*	2,128,695
26,555	Plug Power Inc.*	47,534
770	REX American Resources Corp.*	27,381
4,381	Shoals Technologies Group Inc., Class A Shares*	25,979
2,107	SunPower Inc.*	2,739
5,275	Sunrun Inc.*	69,894
26,239	T1 Energy Inc.*	161,632
	Total Energy-Alternate Sources	4,456,313

See Notes to Financial Statements.
44

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – 2.4%
1,480	Antero Resources Corp.*	$54,479
1,786	APA Corp.	54,241
389	BKV Corp.*	12,187
6,078	Borr Drilling Ltd.*	37,258
59,800	BP PLC, ADR	2,323,828
1,731	California Resources Corp.	101,852
296	Chord Energy Corp.	32,078
3,076	CNX Resources Corp.*	128,515
1,762	Comstock Resources Inc.*	34,553
4,134	Coterra Energy Inc.	126,459
5,800	Crescent Energy Co., Class A Shares	67,628
833	CVR Energy Inc.	20,125
1,452	Delek US Holdings Inc.	55,336
3,337	Devon Energy Corp.	145,260
1,034	Diamondback Energy Inc.	179,999
1,574	Diversified Energy Co.	21,658
322	Empire Petroleum Corp.*	1,063
644	Epsilon Energy Ltd.	3,297
53,565	EQT Corp.	3,289,962
568	Evolution Petroleum Corp.	2,539
1,264	Expand Energy Corp.	136,411
1,159	Granite Ridge Resources Inc.	5,865
396	Gulfport Energy Corp.*	82,629
2,279	Helmerich & Payne Inc.	80,266
804	HF Sinclair Corp.	40,208
638	HighPeak Energy Inc.(a)	3,324
349	Infinity Natural Resources Inc., Class A Shares*	5,793
1,147	Kolibri Global Energy Inc.*(b)	4,382
12,290	Kosmos Energy Ltd.*	28,636
4,268	Magnolia Oil & Gas Corp., Class A Shares	118,736
1,667	Marathon Petroleum Corp.	330,416
584	Matador Resources Co.	30,018
3,254	Murphy Oil Corp.	107,870
431	Nabors Industries Ltd.*	33,670
3,044	Noble Corp. PLC	138,289
2,217	Northern Oil & Gas Inc.	61,167
3,940	Occidental Petroleum Corp.	209,135
1,607	Ovintiv Inc.	81,298
1,232	Par Pacific Holdings Inc.*	52,569
8,434	Patterson-UTI Energy Inc.	71,773
1,994	PBF Energy Inc., Class A Shares	70,986
164,907	Permian Resources Corp., Class A Shares	3,016,149

See Notes to Financial Statements.
45

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
2,247	Phillips 66	$346,780
11	PrimeEnergy Resources Corp.*	2,188
1,201	Range Resources Corp.	49,577
258	Riley Exploration Permian Inc.	7,441
1,614	Sable Offshore Corp.*	13,316
733	SandRidge Energy Inc.	12,850
1,490	Seadrill Ltd.*	65,381
57,052	SM Energy Co.	1,319,613
2,797	Talos Energy Inc.*	34,263
318	Texas Pacific Land Corp.	166,724
22,019	Transocean Ltd.*	142,683
3,503	VAALCO Energy Inc.	18,040
1,530	Valaris Ltd.*	146,651
12,782	Valero Energy Corp.	2,615,708
1,030	Viper Energy Inc., Class A Shares	47,936
780	Vitesse Energy Inc.	15,062
4,198	W&T Offshore Inc.	11,125
18,205	Weatherford International PLC	1,919,899
	Total Oil & Gas	18,337,144
Oil & Gas Services – 1.7%
3,995	Archrock Inc.	141,143
2,114	Atlas Energy Solutions Inc., Class A Shares	20,358
5,531	Baker Hughes Co., Class A Shares	360,953
809	Bristow Group Inc.*	38,589
1,196	Core Laboratories Inc.	21,038
756	DMC Global Inc.*	4,453
4,490	DNOW Inc.*	52,892
119,289	Expro Group Holdings NV*	2,130,501
27,926	Flotek Industries Inc.*	428,664
539	Flowco Holdings Inc., Class A Shares	12,160
241	Forum Energy Technologies Inc.*	13,985
4,622	Halliburton Co.	166,392
3,748	Helix Energy Solutions Group Inc.*	34,444
19,008	Innovex International Inc.*	500,861
2,093	Kodiak Gas Services Inc.	114,215
28,411	Liberty Energy Inc., Class A Shares	798,065
1,322	Mammoth Energy Services Inc.*	3,054
590	Matrix Service Co.*	6,484
25,078	National Energy Services Reunited Corp.*	628,204
230	Natural Gas Services Group Inc.	8,800
1,854	NOV Inc.	37,562
2,240	Oceaneering International Inc.*	79,520

See Notes to Financial Statements.
46

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas Services – (continued)
15,984	Oil States International Inc.*	$209,231
471	ProFrac Holding Corp., Class A Shares*	2,331
2,138	ProPetro Holding Corp.*	25,934
530	Ranger Energy Services Inc., Class A Shares	9,233
2,004	RPC Inc.	11,643
939	SEACOR Marine Holdings Inc.*	7,193
2,336	Select Water Solutions Inc., Class A Shares	31,933
18,845	Solaris Energy Infrastructure Inc., Class A Shares	935,277
63,715	TechnipFMC PLC	4,224,942
104,730	TETRA Technologies Inc.*	906,962
7,773	Tidewater Inc.*	617,332
	Total Oil & Gas Services	12,584,348
Pipelines – 0.2%
1,677	Antero Midstream Corp.	37,699
1,190	Cheniere Energy Inc.	280,519
518	DT Midstream Inc.	71,919
668	Excelerate Energy Inc., Class A Shares	26,887
2,413	Golar LNG Ltd.	107,282
10,809	Kinder Morgan Inc.	359,615
1,055	Kinetik Holdings Inc., Class A Shares(a)	47,992
5,155	New Fortress Energy Inc., Class A Shares*(a)	5,619
3,125	NextDecade Corp.*	16,844
3,473	ONEOK Inc.	287,460
322	Summit Midstream Corp.*	9,502
1,165	Targa Resources Corp.	274,707
	Total Pipelines	1,526,045
	TOTAL ENERGY	37,491,563
FINANCIAL – 14.9%
Banks – 6.0%
473	1st Source Corp.	31,696
281	ACNB Corp.	14,162
687	Alerus Financial Corp.	16,378
676	Amalgamated Financial Corp.	26,019
948	Amerant Bancorp Inc., Class A Shares	20,240
1,560	Ameris Bancorp	121,150
151	Ames National Corp.	4,078
385	Arrow Financial Corp.	12,824
87,172	Associated Banc-Corp.	2,302,213
3,362	Atlantic Union Bankshares Corp.	124,596
501	BancFirst Corp.	55,110
998	Bancorp Inc.*	52,385
250	Bank First Corp.	33,667

See Notes to Financial Statements.
47

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
945	Bank of Hawaii Corp.	$71,603
360	Bank of Marin Bancorp	8,960
3,890	Bank of New York Mellon Corp.	463,299
1,037	Bank of NT Butterfield & Son Ltd.	52,628
625	Bank OZK	29,100
101	Bank7 Corp.	4,109
18,854	BankUnited Inc.	880,482
135	Bankwell Financial Group Inc.	6,304
815	Banner Corp.	47,963
351	Bar Harbor Bankshares	11,323
358	BayCom Corp.	10,525
279	BCB Bancorp Inc.	2,232
433	Blue Foundry Bancorp*	5,707
2,146	Blue Ridge Bankshares Inc.	8,713
125	BOK Financial Corp.	15,715
715	Bridgewater Bancshares Inc.*	13,070
344	Burke & Herbert Financial Services Corp.	22,167
824	Business First Bancshares Inc.	22,495
790	Byline Bancorp Inc.	24,648
105	C&F Financial Corp.	7,646
472	California BanCorp	8,642
492	Camden National Corp.	22,711
285	Capital Bancorp Inc.	8,382
324	Capital City Bank Group Inc.	13,882
540	Carter Bankshares Inc.*	11,254
1,621	Cathay General Bancorp	80,580
158	CB Financial Services Inc.	5,500
669	Central Pacific Financial Corp.	21,308
62	Chemung Financial Corp.	3,442
298	ChoiceOne Financial Services Inc.	8,529
325	Citizens & Northern Corp.	7,299
35,334	Citizens Financial Group Inc.	2,126,753
161	Citizens Financial Services Inc.	9,670
8,622	City Holding Co.	1,034,381
319	Civista Bancshares Inc.	7,595
618	CNB Financial Corp.	17,310
303	Coastal Financial Corp.*	22,480
353	Colony Bankcorp Inc.	7,000
102,775	Columbia Banking System Inc.	2,923,949
655	Commerce Bancshares Inc.	33,398
1,274	Community Financial System Inc.	77,141
388	Community Trust Bancorp Inc.	23,296

See Notes to Financial Statements.
48

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
533	Community West Bancshares	$12,382
1,315	ConnectOne Bancorp Inc.	34,887
301	Cullen/Frost Bankers Inc.	41,604
771	Customers Bancorp Inc.*	51,996
3,173	CVB Financial Corp.	61,017
930	Dime Community Bancshares Inc.	30,085
745	Eagle Bancorp Inc.	18,960
152	Eagle Financial Services Inc.	5,276
741	East West Bancorp Inc.	81,102
5,378	Eastern Bankshares Inc.	105,194
269	ECB Bancorp Inc.*	4,624
875	Enterprise Financial Services Corp.	49,962
343	Equity Bancshares Inc., Class A Shares	15,394
169	Esquire Financial Holdings Inc.	17,066
280	Farmers & Merchants Bancorp Inc.	7,241
862	Farmers National Banc Corp.	11,146
603	FB Bancorp Inc.*	7,941
42,345	FB Financial Corp.	2,315,848
90	Fidelity D&D Bancorp Inc.	3,946
5,053	Fifth Third Bancorp	249,972
578	Financial Institutions Inc.	18,138
304	Finwise Bancorp*	5,119
3,896	First BanCorp (Puerto Rico)	82,322
1,050	First Bancorp (Southern Pines NC)	59,629
227	First Bancorp Inc.	6,277
461	First Bank	7,339
2,042	First Busey Corp.	51,785
181	First Business Financial Services Inc.	9,892
51	First Citizens BancShares Inc., Class A Shares	96,806
2,652	First Commonwealth Financial Corp.	46,490
424	First Community Bankshares Inc.	16,591
257	First Community Corp.	7,407
2,465	First Financial Bancorp	69,193
3,172	First Financial Bankshares Inc.	98,110
274	First Financial Corp.	17,361
1,977	First Foundation Inc.*	11,605
730	First Hawaiian Inc.	18,075
44,482	First Horizon Corp.	1,058,227
168	First Internet Bancorp	3,407
74,662	First Interstate BancSystem Inc., Class A Shares	2,584,052
1,479	First Merchants Corp.	57,799
582	First Mid Bancshares Inc.	23,868

See Notes to Financial Statements.
49

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
253	First National Corp.	$6,717
209	First United Corp.	7,413
380	Firstsun Capital Bancorp*	13,859
404	Five Star Bancorp	15,728
7,318	Flagstar Bank N.A.	92,865
2,101	FNB Corp.	35,696
138	Franklin Financial Services Corp.	7,104
4,398	Fulton Financial Corp.	89,939
295	FVCBankcorp Inc.	4,555
282	GBank Financial Holdings Inc.*	8,519
855	German American Bancorp Inc.	35,346
3,144	Glacier Bancorp Inc.	143,021
204	Great Southern Bancorp Inc.	12,552
1,998	Hancock Whitney Corp.	131,488
752	Hanmi Financial Corp.	19,635
172	Hanover Bancorp Inc.	3,557
207	Hawthorn Bancshares Inc.	6,829
282	HBT Financial Inc.	7,603
1,439	Heritage Commerce Corp.	17,887
866	Heritage Financial Corp.	22,871
1,025	Hilltop Holdings Inc.	38,366
4,442	Home BancShares Inc.	121,977
2,747	Hope Bancorp Inc.	30,931
1,084	Horizon Bancorp Inc.	18,255
155,395	Huntington Bancshares Inc.	2,610,636
31,797	Independent Bank Corp. (Massachusetts)	2,482,392
496	Independent Bank Corp. (Michigan)	17,236
1,316	International Bancshares Corp.	88,317
168	Investar Holding Corp.	4,743
444	John Marshall Bancorp Inc.	8,525
1,238	Kearny Financial Corp.	9,471
5,117	KeyCorp	106,127
652	Lakeland Financial Corp.	37,875
164	Landmark Bancorp Inc.	4,549
242	LCNB Corp.	4,112
358	LINKBANCORP Inc.	3,097
903	Live Oak Bancshares Inc.	32,752
842	M&T Bank Corp.	182,697
235	MainStreet Bancshares Inc.	5,217
1,143	Mechanics Bancorp, Class A Shares	16,299
394	Mercantile Bank Corp.	20,354
741	Merchants Bancorp	31,329

See Notes to Financial Statements.
50

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
315	Meridian Corp.	$6,124
440	Metrocity Bankshares Inc.	12,364
259	Metropolitan Bank Holding Corp.	21,795
603	Mid Penn Bancorp Inc.	19,398
144	Middlefield Banc Corp.	4,848
691	Midland States Bancorp Inc.	15,292
408	MVB Financial Corp.	11,016
60,602	National Bank Holdings Corp., Class A Shares	2,423,474
102	National Bankshares Inc.	3,830
1,048	NB Bancorp Inc.	22,364
1,223	NBT Bancorp Inc.	52,247
919	NewtekOne Inc.	11,285
442	Nicolet Bankshares Inc.	67,520
202	Northeast Bank	22,398
264	Northeast Community Bancorp Inc.	6,389
1,033	Northern Trust Corp.	147,812
346	Northpointe Bancshares Inc.	6,249
492	Northrim BanCorp Inc.	11,557
272	Norwood Financial Corp.	7,904
124	Oak Valley Bancorp	3,968
1,080	OFG Bancorp	43,286
131	Ohio Valley Banc Corp.	5,585
112,556	Old National Bancorp	2,600,044
1,093	Old Second Bancorp Inc.	21,456
380	OP Bancorp	5,077
214	Orange County Bancorp Inc.	7,107
749	Origin Bancorp Inc.	31,158
458	Orrstown Financial Services Inc.	16,461
382	Park National Corp.	62,850
193	Parke Bancorp Inc.	5,377
559	Pathward Financial Inc.	50,752
202	PCB Bancorp	4,517
408	Peapack-Gladstone Financial Corp.	13,664
890	Peoples Bancorp Inc.	28,720
221	Peoples Bancorp of North Carolina Inc.	8,444
214	Peoples Financial Services Corp.	11,470
830	Pinnacle Financial Partners Inc.	75,331
309	Pioneer Bancorp Inc.*	4,360
188	Plumas Bancorp	9,456
612	Ponce Financial Group Inc.*	9,945
342	Popular Inc.	46,293
319	Preferred Bank	27,983

See Notes to Financial Statements.
51

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
719	Primis Financial Corp.	$9,498
116	Princeton Bancorp Inc.	3,941
460	Prosperity Bancshares Inc.	32,370
426	QCR Holdings Inc.	36,849
348	RBB Bancorp	7,482
168	Red River Bancshares Inc.	14,902
4,803	Regions Financial Corp.	133,667
2,273	Renasant Corp.	85,578
203	Republic Bancorp Inc., Class A Shares	14,007
315	Richmond Mutual BanCorp Inc.	4,252
994	S&T Bancorp Inc.	41,559
213	SB Financial Group Inc.	4,422
2,036	Seacoast Banking Corp. of Florida	63,360
1,247	ServisFirst Bancshares Inc.	101,019
717	Shore Bancshares Inc.	13,322
296	Sierra Bancorp	10,650
94,415	Simmons First National Corp., Class A Shares	1,879,803
387	SmartFinancial Inc.	15,174
269	South Plains Financial Inc.	11,018
274	Southern First Bancshares Inc.*	15,300
734	Southside Bancshares Inc.	22,989
24,911	Southstate Bank Corp.	2,457,968
288	SR Bancorp Inc.	4,766
1,528	State Street Corp.	196,531
1,278	Stellar Bancorp Inc.	48,129
534	Sterling Bancorp Inc.*(b)(c)	–
671	Stock Yards Bancorp Inc.	43,038
1,098	Texas Capital Bancshares Inc.*	104,639
260	Third Coast Bancshares Inc.*	10,299
316	Tompkins Financial Corp.	24,240
1,862	Towne Bank	63,792
833	TriCo Bancshares	39,801
582	Triumph Financial Inc.*	32,511
459	TrustCo Bank Corp. NY	19,907
1,356	Trustmark Corp.	57,752
1,714	UMB Financial Corp.	198,618
135	Union Bankshares Inc.	3,139
3,298	United Bankshares Inc.	136,207
2,907	United Community Banks Inc.	93,518
478	United Security Bancshares	4,966
157	Unity Bancorp Inc.	8,351
38,499	Univest Financial Corp.	1,291,641

See Notes to Financial Statements.
52

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
224,913	Valley National Bancorp	$2,836,153
106	Virginia National Bankshares Corp.	4,104
857	Walker & Dunlop Inc.	39,431
575	Washington Trust Bancorp Inc.	19,372
852	Webster Financial Corp.	61,455
2,278	WesBanco Inc.	79,434
363	West BanCorp Inc.	8,839
16,567	Westamerica BanCorp	839,119
548	Western Alliance Bancorp	44,015
647	Western New England Bancorp Inc.	8,314
17,574	Wintrust Financial Corp.	2,531,710
734	Zions Bancorp N.A.	42,044
	Total Banks	44,873,420
Diversified Financial Services – 2.2%
694	Acadian Asset Management Inc.	37,379
140	Affiliated Managers Group Inc.	42,865
522	Air Lease Corp., Class A Shares	33,846
1,410	Ally Financial Inc.	55,610
1,542	AlTi Global Inc.*	6,831
516	Ameriprise Financial Inc.	242,582
1,046	Ares Management Corp., Class A Shares	117,162
1,504	Artisan Partners Asset Management Inc., Class A Shares	60,581
189	Atlanticus Holdings Corp.*	9,887
270	Bakkt Inc.*	2,581
126	Better Home & Finance Holding Co.*	4,145
8,648	BGC Group Inc., Class A Shares	82,329
3,540	Blue Owl Capital Inc., Class A Shares(a)	37,347
1,120	Bread Financial Holdings Inc.	79,363
643	Brookfield Business Corp., Class A Shares(b)	22,151
4,597	Burford Capital Ltd.	38,799
584	Cboe Global Markets Inc.	175,036
254	Circle Internet Group Inc., Class A Shares*	21,194
730	Cohen & Steers Inc.	48,815
1,239	Coinbase Global Inc., Class A Shares*	217,878
629	Columbia Financial Inc.*	11,259
487	Consumer Portfolio Services Inc.*	3,945
24	Credit Acceptance Corp.*	11,356
1,988	Dave Inc.*	384,221
60	Diamond Hill Investment Group Inc.	10,312
4,071	DigitalBridge Group Inc.	62,897
750	Enact Holdings Inc.	31,380
603	Encore Capital Group Inc.*	41,179

See Notes to Financial Statements.
53

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
587	Enova International Inc.*	$81,622
12,501	Evercore Inc., Class A Shares	3,860,809
240	Federal Agricultural Mortgage Corp., Class C Shares	37,838
163	Finance Of America Cos., Inc., Class A Shares*	3,154
141	First Western Financial Inc.*	3,566
275	Forge Global Holdings Inc.*	12,375
1,553	Franklin Resources Inc.	41,217
111	Freedom Holding Corp.*	13,339
1,025	GCM Grosvenor Inc., Class A Shares	11,870
200	Hamilton Lane Inc., Class A Shares	20,988
276	Houlihan Lokey Inc., Class A Shares	45,201
856	International Money Express Inc.*	13,508
1,823	Invesco Ltd.	47,872
624	Janus Henderson Group PLC	32,510
777	Jefferies Financial Group Inc.	34,499
282	Jefferson Capital Inc.	5,818
495	Lazard Inc., Class A Shares	25,047
30,236	LendingClub Corp.*	450,819
311	LendingTree Inc.*	11,622
3,009	loanDepot Inc., Class A Shares*	6,229
444	LPL Financial Holdings Inc.	133,369
1,309	Marex Group PLC	56,889
344	Medallion Financial Corp.	3,471
11,798	Miami International Holdings Inc.*	502,595
1,752	Moelis & Co., Class A Shares	103,999
24,617	Nasdaq Inc.	2,155,957
1,639	Navient Corp.	14,407
264	Nelnet Inc., Class A Shares	34,177
1,244	NerdWallet Inc., Class A Shares*	13,497
669	OneMain Holdings Inc., Class A Shares	36,808
207	Onity Group Inc.*	8,675
1,101	Oportun Financial Corp.*	5,703
748	OppFi Inc.	6,867
4,206	Pagseguro Digital Ltd., Class A Shares	44,626
888	Paysign Inc.*	3,152
703	PennyMac Financial Services Inc.	64,627
1,427	Perella Weinberg Partners, Class A Shares	26,414
412	Piper Sandler Cos	121,767
555	PJT Partners Inc., Class A Shares	81,962
979	PRA Group Inc.*	15,419
3,298	Radian Group Inc.	113,847
974	Raymond James Financial Inc.	149,100

See Notes to Financial Statements.
54

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
287	Regional Management Corp.	$9,132
112	Resolute Holdings Management Inc.*	18,878
72,213	Rocket Cos., Inc., Class A Shares	1,313,554
509	Security National Financial Corp., Class A Shares*	4,612
529	SEI Investments Co.	43,018
167	Silvercrest Asset Management Group Inc., Class A Shares	2,539
1,055	SLM Corp.	19,771
6,739	SoFi Technologies Inc.*	119,685
1,697	StepStone Group Inc., Class A Shares	73,209
765	Stifel Financial Corp.	56,648
11,368	StoneX Group Inc.*	1,449,420
223	Strive Inc., Class B Shares*	1,771
222	SWK Holdings Corp.	3,645
2,028	Synchrony Financial	140,155
1,170	T Rowe Price Group Inc.	110,717
652	TPG Inc., Class A Shares	28,310
600	Tradeweb Markets Inc., Class A Shares	73,953
2,092	Upstart Holdings Inc.*(a)	56,965
534	UWM Holdings Corp.	2,355
211	Velocity Financial Inc.*	3,923
1,063	Victory Capital Holdings Inc., Class A Shares	73,538
426	Virtu Financial Inc., Class A Shares	17,641
176	Virtus Investment Partners Inc.	24,351
33,025	Voya Financial Inc.	2,208,712
6,436	Webull Corp.*	37,393
1,928	Western Union Co.	18,567
266	Westwood Holdings Group Inc.	4,458
37,017	WisdomTree Inc.	633,361
63	World Acceptance Corp.*	8,497
2,053	XP Inc., Class A Shares	44,201
	Total Diversified Financial Services	16,953,140
Equity Real Estate Investment Trusts (REITs) – 3.8%
3,161	Acadia Realty Trust	66,128
222	ACRES Commercial Realty Corp.*	4,109
2,177	Adamas Trust Inc.	17,939
5,953	AGNC Investment Corp.	66,733
29,740	Agree Realty Corp.	2,393,475
1,894	Alexander & Baldwin Inc.	39,376
50	Alexander’s Inc.	11,731
879	Alexandria Real Estate Equities Inc.	47,501
238	Alpine Income Property Trust Inc.	4,693
1,245	American Assets Trust Inc.	24,302

See Notes to Financial Statements.
55

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
3,974	American Healthcare REIT Inc.	$207,602
1,896	American Homes 4 Rent, Class A Shares	56,880
1,702	Americold Realty Trust Inc.	22,790
290	Angel Oak Mortgage REIT Inc.	2,488
3,799	Annaly Capital Management Inc.	88,289
3,700	Apollo Commercial Real Estate Finance Inc.	39,220
5,373	Apple Hospitality REIT Inc.	65,873
4,891	Arbor Realty Trust Inc.	38,786
1,981	Ares Commercial Real Estate Corp.	9,945
2,285	Armada Hoffler Properties Inc.	14,281
2,500	ARMOUR Residential REIT Inc.	44,875
795	AvalonBay Communities Inc.	140,898
3,915	Blackstone Mortgage Trust Inc., Class A Shares	75,207
1,207	Braemar Hotels & Resorts Inc.	3,512
4,307	Brandywine Realty Trust	13,739
3,263	BrightSpire Capital Inc., Class A Shares	18,958
1,542	Brixmor Property Group Inc.	46,676
4,564	Broadstone Net Lease Inc., Class A Shares	88,496
219	BRT Apartments Corp.	3,213
878	BXP Inc.	50,555
550	Camden Property Trust	59,587
5,168	CareTrust REIT Inc.	209,924
590	CBL & Associates Properties Inc.	22,290
474	Centerspace	29,815
1,602	Chatham Lodging Trust	12,351
367	Chicago Atlantic Real Estate Finance Inc.	4,459
128,163	Chimera Investment Corp.	1,744,298
287	Chiron Real Estate Inc.	9,939
3,235	Claros Mortgage Trust Inc.*	7,732
642	Community Healthcare Trust Inc.	10,972
67,623	COPT Defense Properties	2,149,059
1,001	Cousins Properties Inc.	23,183
2,417	Crown Castle Inc.	216,418
41,870	CTO Realty Growth Inc.	815,628
1,153	CubeSmart	47,434
2,509	Curbline Properties Corp.	69,775
4,861	DiamondRock Hospitality Co.	48,805
1,912	Digital Realty Trust Inc.	338,806
5,365	Diversified Healthcare Trust	36,267
3,882	Douglas Emmett Inc.	38,393
3,163	Dynex Capital Inc.	44,377
1,009	Easterly Government Properties Inc., Class A Shares	23,490

See Notes to Financial Statements.
56

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
12,891	EastGroup Properties Inc.	$2,530,632
2,514	Ellington Financial Inc.	31,224
3,495	Empire State Realty Trust Inc., Class A Shares	20,551
431	EPR Properties	25,606
2,700	Equinix Inc.	2,630,502
1,040	Equity LifeStyle Properties Inc.	69,846
2,030	Equity Residential	128,316
4,685	Essential Properties Realty Trust Inc.	159,009
345	Essex Property Trust Inc.	88,013
1,171	Extra Space Storage Inc.	176,856
1,048	Farmland Partners Inc.	13,666
469	Federal Realty Investment Trust	51,013
642	First Industrial Realty Trust Inc.	40,536
2,395	Four Corners Property Trust Inc.	61,120
2,113	Franklin BSP Realty Trust Inc.	19,292
1,845	Franklin Street Properties Corp.	1,518
475	FrontView REIT Inc.	7,871
1,461	Gaming & Leisure Properties Inc.	71,458
1,294	Getty Realty Corp.	42,469
1,339	Gladstone Commercial Corp.	16,724
760	Gladstone Land Corp.	9,333
5,254	Global Net Lease Inc.	49,493
1,930	Healthcare Realty Trust Inc., Class A Shares	35,609
3,550	Healthpeak Properties Inc.	62,764
602	Highwoods Properties Inc.	13,539
3,502	Host Hotels & Resorts Inc.	68,604
1,205	Hudson Pacific Properties Inc.*	8,724
5,618	Independence Realty Trust Inc.	93,090
1,352	Industrial Logistics Properties Trust	7,923
657	Innovative Industrial Properties Inc., Class A Shares	34,795
1,863	InvenTrust Properties Corp.	58,126
1,624	Invesco Mortgage Capital Inc.	13,690
3,311	Invitation Homes Inc.	87,212
1,636	Iron Mountain Inc.	177,228
1,518	JBG SMITH Properties	23,089
687	Kilroy Realty Corp.	20,486
3,733	Kimco Realty Corp.	87,912
5,129	Kite Realty Group Trust	133,611
1,468	KKR Real Estate Finance Trust Inc.	10,203
2,949	Ladder Capital Corp., Class A Shares	30,581
487	Lamar Advertising Co., Class A Shares	67,079
362	Lineage Inc.	14,668

See Notes to Financial Statements.
57

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
1,227	LTC Properties Inc.	$48,687
1,707	Lument Finance Trust Inc.	2,356
1,396	LXP Industrial Trust	69,186
5,989	Macerich Co.	122,595
3,362	Medical Properties Trust Inc.(a)	19,365
2,656	MFA Financial Inc.	26,852
648	Mid-America Apartment Communities Inc.	86,741
830	Millrose Properties Inc.	26,029
318	Modiv Industrial Inc., Class C Shares	4,932
1,113	National Health Investors Inc.	93,570
45,554	National Storage Affiliates Trust	1,595,301
354	NET Lease Office Properties	4,829
2,307	NETSTREIT Corp.	47,916
196	NexPoint Real Estate Finance Inc.	2,844
580	NexPoint Residential Trust Inc.	16,350
948	NNN REIT Inc.	42,963
1,640	Omega Healthcare Investors Inc.	79,163
364	One Liberty Properties Inc.	8,550
3,123	Orchid Island Capital Inc.	23,235
3,332	Outfront Media Inc.	95,995
1,181	Park Hotels & Resorts Inc.	13,357
828	Peakstone Realty Trust	17,272
3,115	Pebblebrook Hotel Trust	39,966
2,247	PennyMac Mortgage Investment Trust	27,548
3,054	Phillips Edison & Co., Inc.	119,961
3,200	Piedmont Realty Trust Inc., Class A Shares*	24,288
814	Postal Realty Trust Inc., Class A Shares	16,874
1,613	Rayonier Inc.	34,663
4,168	Ready Capital Corp.	7,711
5,089	Realty Income Corp.	340,963
3,370	Redwood Trust Inc.	20,389
926	Regency Centers Corp.	73,154
1,301	Rexford Industrial Realty Inc.	48,749
3,036	Rithm Capital Corp.	30,512
250	Rithm Property Trust Inc.	3,640
3,966	RLJ Lodging Trust	31,807
1,516	Ryman Hospitality Properties Inc.	149,705
5,910	Sabra Health Care REIT Inc.	121,451
1,335	Safehold Inc.	21,547
315	Saul Centers Inc.	10,735
588	SBA Communications Corp., Class A Shares	118,282
3,830	Service Properties Trust	8,809

See Notes to Financial Statements.
58

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
885	Seven Hills Realty Trust	$7,576
1,307	Sila Realty Trust Inc.	33,629
1,801	Simon Property Group Inc.	367,134
1,157	SITE Centers Corp.	7,127
1,738	SL Green Realty Corp.	64,045
800	Smartstop Self Storage REIT Inc.	26,680
51,500	STAG Industrial Inc.	2,019,830
84,822	Starwood Property Trust Inc.	1,510,680
354	Strawberry Fields REIT Inc.	4,531
2,608	Summit Hotel Properties Inc.	11,762
685	Sun Communities Inc.	93,475
400	Sunrise Realty Trust Inc.	3,748
4,571	Sunstone Hotel Investors Inc.	42,419
2,694	Tanger Inc.	99,840
2,412	Terreno Realty Corp.	159,337
569	TPG Mortgage Investment Trust Inc.	4,603
1,453	TPG RE Finance Trust Inc.	12,292
2,688	Two Harbors Investment Corp.	27,767
1,695	UDR Inc.	63,563
2,039	UMH Properties Inc.	30,748
307	Universal Health Realty Income Trust	13,391
3,045	Urban Edge Properties	64,706
31,102	Ventas Inc.	2,679,748
2,039	Veris Residential Inc.	38,435
5,937	VICI Properties Inc., Class A Shares	179,357
888	Vornado Realty Trust	24,491
3,932	Weyerhaeuser Co.	96,452
1,220	Whitestone REIT, Class B Shares	18,532
1,209	WP Carey Inc.	90,252
2,240	Xenia Hotels & Resorts Inc.	34,227
	Total Equity Real Estate Investment Trusts (REITs)	28,494,472
Insurance – 1.7%
981	Abacus Global Management Inc.	8,957
1,467	Allstate Corp.	314,701
525	American Coastal Insurance Corp.	5,980
335	American Financial Group Inc.	44,548
489	AMERISAFE Inc.	15,907
1,935	Arch Capital Group Ltd.*	193,790
258	Assurant Inc.	59,234
229	Assured Guaranty Ltd.	19,742
384	Axis Capital Holdings Ltd.	40,596
1,689	Baldwin Insurance Group Inc., Class A Shares*	39,235

See Notes to Financial Statements.
59

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
435	Bowhead Specialty Holdings Inc.*	$11,019
352	Brighthouse Financial Inc.*	21,113
1,605	Brown & Brown Inc.	115,271
824	Cincinnati Financial Corp.	135,119
1,628	Citizens Inc., Class A Shares*	8,824
113	CNA Financial Corp.	5,426
2,394	CNO Financial Group Inc.	100,093
1,465	Corebridge Financial Inc.	37,856
327	Crawford & Co., Class A Shares	3,518
483	Donegal Group Inc., Class A Shares	8,510
1,016	eHealth Inc.*	1,321
640	Employers Holdings Inc.	26,464
1,575	Equitable Holdings Inc.	63,346
2,234	Essent Group Ltd.	135,917
216	Everest Group Ltd.	72,466
15,009	Exzeo Group Inc.*	251,551
875	F&G Annuities & Life Inc.	19,819
1,416	Fidelis Insurance Holdings Ltd.	26,989
1,336	Fidelity National Financial Inc.	70,648
22,078	First American Financial Corp.	1,547,889
9,916	Genworth Financial Inc., Class A Shares*	83,691
462	Globe Life Inc.	67,110
298	GoHealth Inc., Class A Shares*	408
571	Goosehead Insurance Inc., Class A Shares*	30,948
622	Greenlight Capital Re Ltd., Class A Shares*	8,826
1,209	Hamilton Insurance Group Ltd., Class B Shares*	38,192
10,772	Hanover Insurance Group Inc.	1,945,746
1,561	Hartford Insurance Group Inc.	219,836
251	HCI Group Inc.	44,281
553	Heritage Insurance Holdings Inc.*	15,412
470	Hippo Holdings Inc.*	13,517
1,075	Horace Mann Educators Corp.	46,773
31	Investors Title Co.	7,158
1,633	Jackson Financial Inc., Class A Shares	178,781
1,462	James River Group Holdings Inc.	10,234
352	Kemper Corp.	11,377
79	Kestrel Group Ltd.*	1,216
388	Kingstone Cos., Inc.	6,394
301	Kingsway Financial Services Inc.*	3,684
113	Kinsale Capital Group Inc.	44,033
1,427	Lemonade Inc.*	73,833
853	Lincoln National Corp.	29,258

See Notes to Financial Statements.
60

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
937	Loews Corp.	$103,089
69	Markel Group Inc.*	143,000
900	MBIA Inc.*	5,895
634	Mercury General Corp.	57,428
63,608	MGIC Investment Corp.	1,687,520
211	NI Holdings Inc.*	2,802
29,335	NMI Holdings Inc., Class A Shares*	1,153,159
1,080	Octave Specialty Group Inc.*	5,778
1,291	Old Republic International Corp.	55,345
637	Palomar Holdings Inc.*	78,803
185	Primerica Inc.	46,927
1,218	Principal Financial Group Inc.	116,222
1,283	ProAssurance Corp.*	31,498
1,924	Prudential Financial Inc.	189,283
338	Reinsurance Group of America Inc.	72,917
244	RenaissanceRe Holdings Ltd.	73,800
410	RLI Corp.	25,551
250	Root Inc., Class A Shares*	12,970
45,930	Ryan Specialty Holdings Inc., Class A Shares	1,807,345
379	Safety Insurance Group Inc.	29,422
1,502	Selective Insurance Group Inc.	126,228
3,276	Selectquote Inc.*	2,818
2,562	SiriusPoint Ltd.*	54,161
852	Skyward Specialty Insurance Group Inc.*	39,592
650	Slide Insurance Holdings Inc.*	12,350
712	Stewart Information Services Corp.	50,545
592	Tiptree Inc.	10,082
884	Trupanion Inc.*	23,461
567	United Fire Group Inc.	22,034
674	Universal Insurance Holdings Inc.	23,705
888	Unum Group	63,696
15	White Mountains Insurance Group Ltd.	33,308
528	Willis Towers Watson PLC	161,130
1,611	WR Berkley Corp.	115,509
	Total Insurance	12,723,930
Investment Companies – 0.6%
7,736	Bit Digital Inc.*	12,919
2,183	Bitdeer Technologies Group, Class A Shares*	16,809
1,453	Cannae Holdings Inc.	17,727
31,241	Cipher Digital Inc.*	487,360
6,675	Cleanspark Inc.*	66,416
6,934	Core Scientific Inc.*	117,670

See Notes to Financial Statements.
61

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Investment Companies – (continued)
2,947	HA Sustainable Infrastructure Capital Inc., REIT	$107,624
8,342	Hut 8 Corp.*	444,045
22,964	Innventure Inc.*	65,218
9,041	MARA Holdings Inc.*	80,827
8,505	Riot Platforms Inc.*	138,546
168,374	Terawulf Inc.*	2,731,026
	Total Investment Companies	4,286,187
Private Equity – 0.0%
1,419	Carlyle Group Inc.	73,774
1,705	Patria Investments Ltd., Class A Shares	22,370
1,605	Ridgepost Capital Inc., Class A Shares	12,952
	Total Private Equity	109,096
Real Estate – 0.5%
1,658	CBRE Group Inc., Class A Shares*	244,820
15,299	Compass Inc., Class A Shares*	149,165
2,321	CoStar Group Inc.*	103,586
5,823	Cushman & Wakefield Ltd.*	78,086
2,537	Douglas Elliman Inc.*	5,784
2,112	eXp World Holdings Inc.	14,721
306	FRP Holdings Inc.*	7,326
173	Howard Hughes Holdings Inc.*	12,520
256	Jones Lang LaSalle Inc.*	80,781
2,946	Kennedy-Wilson Holdings Inc.	32,052
241	Legacy Housing Corp.*	5,283
598	Marcus & Millichap Inc.	15,793
190	Maui Land & Pineapple Co., Inc.*	3,126
590	McGrath RentCorp	65,461
188,836	Newmark Group Inc., Class A Shares	2,741,899
638	RE/MAX Holdings Inc., Class A Shares*	4,013
2,345	Real Brokerage Inc.*	6,214
595	RMR Group Inc., Class A Shares	9,746
242	Seaport Entertainment Group Inc.*	5,653
593	Sky Harbour Group Corp., Class A Shares*	5,207
949	St Joe Co.	68,489
128	Stratus Properties Inc.*	3,907
	Total Real Estate	3,663,632
Savings & Loans – 0.1%
1,306	Axos Financial Inc.*	113,387
3,122	Banc of California Inc.	57,663
2,060	Beacon Financial Corp.	61,264
294	BV Financial Inc.*	5,492
3,137	Capitol Federal Financial Inc.	22,524

See Notes to Financial Statements.
62

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Savings & Loans – (continued)
94	CF Bankshares Inc.	$2,841
323	Citizens Community Bancorp Inc.	5,624
255	Eagle Bancorp Montana Inc.	5,534
84	Finward Bancorp	3,138
109	First Capital Inc.	5,537
987	Flushing Financial Corp.	15,229
236	FS Bancorp Inc.	9,324
248	Greene County Bancorp Inc.	5,473
36	Hingham Institution For Savings The	10,048
156	Home Bancorp Inc.	9,220
350	HomeTrust Bancshares Inc.	14,749
882	Northfield Bancorp Inc.	11,766
3,592	Northwest Bancshares Inc.	44,720
1,479	OceanFirst Financial Corp.	26,711
3,333	Provident Financial Services Inc.	70,126
725	Riverview Bancorp Inc.	3,879
80	Sound Financial Bancorp Inc.	3,398
233	Southern Missouri Bancorp Inc.	14,425
210	TFS Financial Corp.	2,944
153	Timberland Bancorp Inc.	5,826
1,927	WaFd Inc.	60,045
338	Waterstone Financial Inc.	6,020
1,397	WSFS Financial Corp.	88,724
	Total Savings & Loans	685,631
	TOTAL FINANCIAL	111,789,508
GOVERNMENT – 0.0%
Multi-National – 0.0%
696	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	34,821
INDUSTRIAL – 22.2%
Aerospace/Defense – 3.0%
904	AAR Corp.*	105,922
3,046	AeroVironment Inc.*	768,353
782	AerSale Corp.*	6,100
67,893	Amprius Technologies Inc.*	728,492
15,162	Archer Aviation Inc., Class A Shares*	107,953
13,227	Astronics Corp.*	1,066,361
13,088	ATI Inc.*	2,141,066
4,725	Curtiss-Wright Corp.	3,309,059
343	Ducommun Inc.*	42,391
1,635	Eve Holding Inc.*	4,905
507	Firefly Aerospace Inc.*(a)	9,770
13,509	FTAI Aviation Ltd.	4,131,052

See Notes to Financial Statements.
63

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Aerospace/Defense – (continued)
237	HEICO Corp.	$75,712
411	HEICO Corp., Class A Shares	98,685
23,816	Hexcel Corp.	2,207,505
2,229	Howmet Aerospace Inc.	585,179
9,866	Innovative Solutions & Support Inc.*	255,924
2,558	Intuitive Machines Inc., Class A Shares*(a)	42,156
12,240	Joby Aviation Inc.*	123,134
15,260	Karman Holdings Inc.*	1,344,559
12,998	Kratos Defense & Security Solutions Inc.*	1,120,168
1,038	L3Harris Technologies Inc.	378,393
467	Leonardo DRS Inc.	20,263
252	Loar Holdings Inc.*	17,839
9,630	Mercury Systems Inc.*	857,359
663	Moog Inc., Class A Shares	223,716
122	National Presto Industries Inc.	16,097
2,210	Red Cat Holdings Inc.*	25,747
1,731	Redwire Corp.*	15,700
25,707	Rocket Lab Corp.*	1,776,354
1,073	StandardAero Inc.*	33,048
8,863	TAT Technologies Ltd.*	490,744
334	Voyager Technologies Inc., Class A Shares*	8,914
	Total Aerospace/Defense	22,138,620
Building Materials – 1.3%
18,034	AAON Inc.	1,825,041
762	AirJoule Technologies Corp., Class A Shares*	2,461
406	American Woodmark Corp.*	20,341
30,100	Amrize Ltd.*	1,956,199
573	Apogee Enterprises Inc.	22,817
6,058	Armstrong World Industries Inc.	1,051,063
1,498	Aspen Aerogels Inc.*	4,674
919	Boise Cascade Co.	76,038
573	Builders FirstSource Inc.*	59,758
221	Carlisle Cos., Inc.	87,244
166	Eagle Materials Inc.	37,151
608	Fortune Brands Innovations Inc.	33,039
709	Gibraltar Industries Inc.*	32,245
943	Griffon Corp.	80,381
1,241	Hayward Holdings Inc.*	19,856
885	James Hardie Industries PLC*	21,550
2,225	JELD-WEN Holding Inc.*	4,361
1,432	Knife River Corp.*	127,419
169	Lennox International Inc.	96,320

See Notes to Financial Statements.
64

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – (continued)
21,315	Louisiana-Pacific Corp.	$1,806,233
7,657	LSI Industries Inc.	165,544
335	Martin Marietta Materials Inc.	226,651
1,083	Masco Corp.	77,565
3,352	Masterbrand Inc.*	33,922
5,013	Modine Manufacturing Co.*	1,139,204
256	Mohawk Industries Inc.*	32,069
226	NWPX Infrastructure Inc.*	17,538
435	Owens Corning	53,101
211	Simpson Manufacturing Co., Inc.	40,843
30	Smith-Midland Corp.*	1,152
1,137	SPX Technologies Inc.*	258,031
579	Tecnoglass Inc.	26,379
762	Titan America SA*(a)	13,807
535	Trex Co., Inc.*	22,160
1,371	UFP Industries Inc.	141,090
739	Vulcan Materials Co.	229,090
	Total Building Materials	9,842,337
Electrical Components & Equipment – 0.9%
157	Acuity Inc.	47,350
1,063	American Superconductor Corp.*	34,632
1,285	AMETEK Inc.	307,398
722	AZZ Inc.	98,178
16,343	Belden Inc.	2,341,952
1,561	Energizer Holdings Inc.	33,702
880	EnerSys	146,212
296	Generac Holdings Inc.*	66,709
9,993	Graham Corp.*	811,631
446	Insteel Industries Inc.	16,627
145	Littelfuse Inc.	51,107
25,263	nLight Inc.*	1,419,528
874	Novanta Inc.*	117,492
1,651	Powell Industries Inc.	864,464
221	Universal Display Corp.	23,578
	Total Electrical Components & Equipment	6,380,560
Electronics – 2.3%
889	Advanced Energy Industries Inc.	298,322
480	Allegion PLC	77,352
10,914	Allient Inc.	718,578
27,064	Applied Optoelectronics Inc.*	2,279,601
260	Arrow Electronics Inc.*	39,562
825	Atkore Inc.	53,386

See Notes to Financial Statements.
65

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electronics – (continued)
2,009	Atmus Filtration Technologies Inc.	$129,641
425	Avnet Inc.	27,982
700	Badger Meter Inc.	106,701
39	Bel Fuse Inc., Class A Shares	8,266
261	Bel Fuse Inc., Class B Shares	59,954
934	Benchmark Electronics Inc.	53,995
2,921	Celestica Inc.*	810,957
13,939	Coherent Corp.*	3,609,225
786	CTS Corp.	41,391
3,905	Enovix Corp.*	20,579
613	ESCO Technologies Inc.	169,979
3,272	Evolv Technologies Holdings Inc.*	17,342
2,046	Flex Ltd.*	128,939
1,863	Fortive Corp.	110,290
906	Garmin Ltd.	229,064
298	Hubbell Inc., Class B Shares	152,466
171	Ingram Micro Holding Corp.	3,538
1,134	Itron Inc.*	106,539
8,666	Jabil Inc.	2,296,403
956	Keysight Technologies Inc.*	293,808
569	Kimball Electronics Inc.*	14,219
2,273	Knowles Corp.*	61,757
4,883	Kopin Corp.*	10,792
1,149	KULR Technology Group Inc.*	3,229
126	Mesa Laboratories Inc.	12,168
112	Mettler-Toledo International Inc.*	153,069
6,353	MicroVision Inc.*(a)	4,962
5,720	Mirion Technologies Inc., Class A Shares*	123,609
60	M-Tron Industries Inc.*	3,797
916	Napco Security Technologies Inc.	42,695
344	Neonode Inc.*	626
107	NVE Corp.	7,366
894	nVent Electric PLC	105,814
387	OSI Systems Inc.*	110,372
648	Plexus Corp.*	125,796
655	Ralliant Corp.	30,058
1,232	Sanmina Corp.*	191,280
883	Sensata Technologies Holding PLC	32,971
7,257	Standard BioTools Inc.*	8,200
402	TD SYNNEX Corp.	63,038
1,307	Trimble Inc.*	87,399
2,414	TTM Technologies Inc.*	251,635

See Notes to Financial Statements.
66

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electronics – (continued)
358	Turtle Beach Corp.*	$4,489
586	Vicor Corp.*	118,020
2,885	Vishay Intertechnology Inc.	54,007
739	Vontier Corp.	30,240
10,321	Woodward Inc.	3,991,750
	Total Electronics	17,487,218
Engineering & Construction – 2.3%
502	908 Devices Inc.*	3,464
680	AECOM	66,626
1,145	Arcosa Inc.	123,065
318	Argan Inc.	143,498
408	Bowman Consulting Group Ltd.*	13,684
18,722	Cardinal Infrastructure Group Inc., Class A Shares*	603,223
1,788	Centuri Holdings Inc.*	55,428
2,493	Comfort Systems USA Inc.	3,563,419
473	Concrete Pumping Holdings Inc.*	3,188
13,501	Construction Partners Inc., Class A Shares*	1,814,129
661	Dycom Industries Inc.*	277,633
2,940	EMCOR Group Inc.	2,130,383
14,354	Energy Services of America Corp.	224,210
10,177	Everus Construction Group Inc.*	1,230,094
1,227	Exponent Inc.	89,301
3,797	Fluor Corp.*	198,621
1,730	Frontdoor Inc.*	118,626
1,032	Granite Construction Inc.	138,763
1,661	Great Lakes Dredge & Dock Corp.*	28,154
217	IES Holdings Inc.*	107,491
625	Jacobs Solutions Inc.	86,163
1,034	Latham Group Inc.*	6,938
258	Limbach Holdings Inc.*	23,586
6,361	MasTec Inc.*	1,895,705
400	Mistras Group Inc.*	6,112
3,164	MYR Group Inc.*	854,153
1,271	Orion Group Holdings Inc.*	17,451
1,276	Primoris Services Corp.	192,319
3,919	Sterling Infrastructure Inc.*	1,677,842
2,874	TopBuild Corp.*	1,288,414
542	TSS Inc.*	5,599
1,117	Tutor Perini Corp.	84,188
	Total Engineering & Construction	17,071,470

See Notes to Financial Statements.
67

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Environmental Control – 1.1%
1,171	Arq Inc.*	$4,110
1,482	Casella Waste Systems Inc., Class A Shares*	138,063
18,868	CECO Environmental Corp.*	1,140,571
9,082	Clean Harbors Inc.*	2,662,842
1,458	Energy Recovery Inc.*	15,207
86,726	Enviri Corp.*	1,641,723
807	Montrose Environmental Group Inc.*	23,581
898	Pentair PLC	89,073
624	Perma-Fix Environmental Services Inc.*	8,511
711	Pure Cycle Corp.*	7,515
3,229	PureCycle Technologies Inc.*(a)	20,375
1,360	Tetra Tech Inc.	48,742
1,274	Veralto Corp.	124,126
10,600	Waste Management Inc.	2,552,904
	Total Environmental Control	8,477,343
Hand/Machine Tools – 0.9%
664	Cadre Holdings Inc.	29,475
28,176	Enerpac Tool Group Corp., Class A Shares	1,149,581
963	Franklin Electric Co., Inc.	95,934
1,838	Kennametal Inc.	74,035
18,010	Lincoln Electric Holdings Inc.	5,169,771
606	Luxfer Holdings PLC, ADR	7,799
186	MSA Safety Inc.	36,346
281	Snap-on Inc.	108,247
860	Stanley Black & Decker Inc.	74,381
	Total Hand/Machine Tools	6,745,569
Machinery-Construction & Mining – 1.4%
572	Astec Industries Inc.	35,515
76,050	Babcock & Wilcox Enterprises Inc.*	673,803
23,368	Bloom Energy Corp., Class A Shares*	3,637,697
8,524	BWX Technologies Inc.	1,755,774
25,684	Forgent Power Solutions Inc., Class A Shares*	883,273
288	Hyster-Yale Inc.	10,607
604	Lightbridge Corp.*	7,810
779	Manitowoc Co., Inc.*	11,490
944	NANO Nuclear Energy Inc.*(a)	25,101
920	Net Power Inc.*	1,776
3,152	NuScale Power Corp.*	40,503
323	Oshkosh Corp.	54,916
2,725	Terex Corp.	187,453
11,615	Vertiv Holdings Co., Class A Shares	2,960,547
	Total Machinery-Construction & Mining	10,286,265

See Notes to Financial Statements.
68

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Diversified – 3.4%
795	Aebi Schmidt Holding AG	$11,464
312	AGCO Corp.	42,588
269	Alamo Group Inc.	57,440
721	Albany International Corp., Class A Shares	41,566
3,759	Applied Industrial Technologies Inc.	1,062,218
33,016	Cactus Inc., Class A Shares	1,782,864
1,067	Chart Industries Inc.*	221,189
4,490	CNH Industrial NV	55,227
837	Cognex Corp.	45,533
724	Columbus McKinnon Corp.	13,742
21,347	Crane Co.	4,280,714
394	CSW Industrials Inc.	115,966
11,556	Dover Corp.	2,605,878
3,767	DXP Enterprises Inc.*	521,616
1,396	Eastman Kodak Co.*	10,219
287	ESAB Corp.	36,211
22,887	Flowserve Corp.	2,025,957
126,340	Gates Industrial Corp. PLC*	3,483,194
241	Gencor Industries Inc.*	3,764
517	Gorman-Rupp Co.	33,207
928	Graco Inc.	87,158
843	Ichor Holdings Ltd.*	40,085
422	IDEX Corp.	88,396
2,217	Ingersoll Rand Inc.	208,708
284	Kadant Inc.	96,324
281	Lindsay Corp.	37,851
255	Middleby Corp.*	43,059
3,765	Mueller Water Products Inc., Class A Shares	112,686
276	Nordson Corp.	80,989
2,154	Otis Worldwide Corp.	199,374
853	Palladyne AI Corp.*(a)	5,997
6,470	Power Solutions International Inc.*	540,245
79	Pro-Dex Inc.*	3,500
13,175	Regal Rexnord Corp.	2,911,412
2,354	Richtech Robotics Inc., Class B Shares*	5,861
6,432	Rockwell Automation Inc.	2,620,718
497	Tennant Co.	30,332
849	Thermon Group Holdings Inc.*	43,112
561	Toro Co.	55,460
648	Watts Water Technologies Inc., Class A Shares	213,024
947	Westinghouse Air Brake Technologies Corp.	249,961

See Notes to Financial Statements.
69

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Diversified – (continued)
1,352	Xylem Inc.	$175,165
20,366	Zurn Elkay Water Solutions Corp.	1,038,259
	Total Machinery-Diversified	25,338,233
Metal Fabricate/Hardware – 1.9%
12,583	Advanced Drainage Systems Inc.	2,155,971
296	Ascent Industries Co.*	5,079
254	Eastern Co.	4,717
6,480	Helios Technologies Inc.	462,153
5,188	Hillman Solutions Corp.*	42,542
3,648	Janus International Group Inc.*	25,390
187	L B Foster Co., Class A Shares*	5,746
436	Mayville Engineering Co., Inc.*	9,156
1,040	Metallus Inc.*	17,680
605	Mueller Industries Inc.	71,366
59	Omega Flex Inc.	2,120
305	Park-Ohio Holdings Corp.	7,851
11,101	Proto Labs Inc.*	689,150
4,103	RBC Bearings Inc.*	2,363,000
1,036	Ryerson Holding Corp.	27,102
13,238	Standex International Corp.	3,468,356
310	Timken Co.	33,598
890	Tredegar Corp.*	8,170
6,172	Valmont Industries Inc.	2,838,688
750	Worthington Enterprises Inc.	42,007
844	Worthington Steel Inc.	35,077
44,319	Xometry Inc., Class A Shares*	1,817,744
	Total Metal Fabricate/Hardware	14,132,663
Miscellaneous Manufacturers – 2.3%
585	AO Smith Corp.	45,630
2,211	Avient Corp.	90,806
2,297	Axon Enterprise Inc.*	1,245,893
467	Byrna Technologies Inc.*	5,968
141	Core Molding Technologies Inc.*	2,573
18,404	Donaldson Co., Inc.	1,707,155
12,907	Enpro Inc.	3,338,396
18,236	Entegris Inc.	2,415,358
5,422	Fabrinet*	2,958,406
1,416	Federal Signal Corp.	164,865
11,293	ITT Inc.	2,285,816
1,232	JBT Marel Corp.	189,728
1,221	LSB Industries Inc.*	14,188
503	Materion Corp.	82,019

See Notes to Financial Statements.
70

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Miscellaneous Manufacturers – (continued)
844	Myers Industries Inc.	$18,880
501	NL Industries Inc.	3,096
1,659	Outdoor Holding Co.*	3,534
381	Park Aerospace Corp.	10,066
1,044	Sight Sciences Inc.*	5,387
1,056	Smith & Wesson Brands Inc.	12,566
408	Sturm Ruger & Co., Inc.	15,275
3,286	Teledyne Technologies Inc.*	2,238,095
924	Textron Inc.	91,153
1,957	Trinity Industries Inc.	66,890
	Total Miscellaneous Manufacturers	17,011,743
Packaging & Containers – 0.4%
2,485	Amcor PLC	120,349
334	AptarGroup Inc.	47,999
3,524	Ardagh Metal Packaging SA	17,091
1,453	Ball Corp.	97,540
377	Clearwater Paper Corp.*	5,651
592	Crown Holdings Inc.	67,843
1,498	Graphic Packaging Holding Co.	18,321
652	Greif Inc., Class A Shares	47,381
104	Greif Inc., Class B Shares	9,087
140	Karat Packaging Inc.	3,451
64,905	O-I Glass Inc.*	869,727
485	Packaging Corp. of America	112,588
933	Ranpak Holdings Corp., Class A Shares*	4,777
860	Sealed Air Corp.	36,017
31,693	Silgan Holdings Inc.	1,522,849
2,794	Smurfit Westrock PLC	131,346
579	Sonoco Products Co.	32,696
769	TriMas Corp.	30,052
	Total Packaging & Containers	3,174,765
Shipbuilding – 0.0%
217	Huntington Ingalls Industries Inc.	96,461
Transportation – 1.0%
6,509	ArcBest Corp.	668,214
953	Ardmore Shipping Corp.	15,610
4,571	CH Robinson Worldwide Inc.	846,778
199	Costamare Bulkers Holdings Ltd.*	3,797
999	Costamare Inc.	17,552
372	Covenant Logistics Group Inc., Class A Shares	10,952
1,557	CryoPort Inc.*	13,110
3,001	DHT Holdings Inc.	58,490

See Notes to Financial Statements.
71

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – (continued)
935	Dorian LPG Ltd.	$34,586
751	Expeditors International of Washington Inc.	108,918
768	FLEX LNG Ltd.(a)	20,982
638	Forward Air Corp.*	16,135
4,195	Genco Shipping & Trading Ltd.	100,890
574	GXO Logistics Inc.*	36,064
1,098	Heartland Express Inc.	12,111
643	Himalaya Shipping Ltd.*	9,459
1,426	Hub Group Inc., Class A Shares	61,418
1,061	International Seaways Inc.	80,137
408	JB Hunt Transport Services Inc.	95,231
285	Kirby Corp.*	36,993
33,095	Knight-Swift Transportation Holdings Inc., Class A Shares	2,082,337
172	Landstar System Inc.	28,027
1,480	Marten Transport Ltd.	20,113
784	Matson Inc.	130,246
973	Navigator Holdings Ltd.	20,452
5,082	Nordic American Tankers Ltd.	29,120
1,038	Old Dominion Freight Line Inc.	210,766
309	PAMT Corp.*	3,102
665	Pangaea Logistics Solutions Ltd.	6,218
539	Proficient Auto Logistics Inc.*	4,080
1,217	Radiant Logistics Inc.*	9,030
3,901	RXO Inc.*	62,260
203	Ryder System Inc.	44,977
1,214	Safe Bulkers Inc.	7,964
4,741	Saia Inc.*	1,921,954
242	Schneider National Inc., Class B Shares	6,868
1,033	Scorpio Tankers Inc.	81,690
2,817	SFL Corp., Ltd, Class B Shares	31,015
1,378	Teekay Corp., Ltd	17,845
620	Teekay Tankers Ltd., Class A Shares	48,527
268	Universal Logistics Holdings Inc.	4,457
1,424	Werner Enterprises Inc.	49,968
1,308	World Kinect Corp.	32,635
622	XPO Inc.*	130,912
	Total Transportation	7,231,990
Trucking & Leasing – 0.0%
847	GATX Corp.	155,992
807	Greenbrier Cos., Inc.	45,531
97	Willis Lease Finance Corp.	19,760
	Total Trucking & Leasing	221,283
	TOTAL INDUSTRIAL	165,636,520

See Notes to Financial Statements.
72

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – 9.1%
Computers – 2.1%
3,019	3D Systems Corp.*	$5,827
619	Amdocs Ltd.	43,206
949	Amentum Holdings Inc.*	28,347
1,023	ASGN Inc.*	43,887
7,063	CACI International Inc., Class A Shares*	4,309,631
1,577	Cantaloupe Inc.*	16,464
2,678	Cognizant Technology Solutions Corp., Class A Shares	172,544
4,943	Conduent Inc.*	7,217
1,390	Corsair Gaming Inc.*	7,631
274	Crane NXT Co.	13,231
1,004	Cricut Inc., Class A Shares	4,317
654	Diebold Nixdorf Inc.*	52,320
7,893	D-Wave Quantum Inc.*	148,231
1,034	DXC Technology Co.*	13,018
305	EPAM Systems Inc.*	43,005
33,429	ExlService Holdings Inc.*	1,044,656
193	Figure Technology Solutions Inc., Class A Shares*(a)	4,879
388	Gartner Inc.*	60,994
813	Genpact Ltd.	32,292
253	Globant SA*	12,589
1,774	Grid Dynamics Holdings Inc.*	11,975
7,288	Hewlett Packard Enterprise Co.	156,473
5,041	HP Inc.	95,729
670	Insight Enterprises Inc.*	55,985
645	KBR Inc.	27,238
1,266	Kyndryl Holdings Inc.*	15,610
682	Leidos Holdings Inc.	119,418
9,562	Lumentum Holdings Inc.*	6,702,101
1,335	MAXIMUS Inc.	100,939
1,466	Mitek Systems Inc.*	21,374
1,727	NCR Atleos Corp.*	76,472
3,300	NCR Voyix Corp.*	25,212
1,089	NetApp Inc.	107,844
1,806	NetScout Systems Inc.*	52,753
2,195	NextNav Inc.*	35,318
930	Okta Inc., Class A Shares*	67,425
808	OneSpan Inc.	8,920
962	PAR Technology Corp.*	15,767
270	Parsons Corp.*	17,820
4,376	Pitney Bowes Inc.	46,955
1,665	Pure Storage Inc., Class A Shares*	106,926
862	Qualys Inc.*	79,709

See Notes to Financial Statements.
73

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
1,641	Rapid7 Inc.*	$10,207
7,772	Rigetti Computing Inc.*	135,388
1,184	Rimini Street Inc.*	4,404
743	Rubrik Inc., Class A Shares*	38,606
405	SailPoint Inc.*	5,711
787	Sandisk Corp.*	500,028
235	Science Applications International Corp.	21,681
2,726	Super Micro Computer Inc.*	88,295
1,309	Telos Corp.*	5,262
2,885	Tenable Holdings Inc.*	55,479
354	TTEC Holdings Inc.*	885
1,437	Unisys Corp.*	3,492
547	V2X Inc.*	38,153
2,757	Varonis Systems Inc., Class B Shares*	63,687
2,219	Vuzix Corp.*(a)	6,413
1,878	Western Digital Corp.	525,277
555	Zscaler Inc.*	81,579
	Total Computers	15,596,796
Office/Business Equipment – 0.0%
2,975	Xerox Holdings Corp.	5,355
261	Zebra Technologies Corp., Class A Shares*	58,454
	Total Office/Business Equipment	63,809
Semiconductors – 5.2%
1,188	ACM Research Inc., Class A Shares*	66,148
607	Aehr Test Systems*	22,720
339	Aeluma Inc.*	5,244
696	Allegro MicroSystems Inc.*	25,383
594	Alpha & Omega Semiconductor Ltd.*	12,480
977	Ambarella Inc.*	58,952
10,790	Ambiq Micro Inc.*	331,253
52,041	Amkor Technology Inc.	2,488,601
593	Arteris Inc.*	10,075
4,800	Astera Labs Inc.*	570,384
972	Atomera Inc.*	4,899
771	Axcelis Technologies Inc.*	63,692
29,832	AXT Inc.*	1,130,633
1,780	Blaize Holdings Inc.*	2,100
630	CEVA Inc.*	13,142
265	Cirrus Logic Inc.*	37,397
84,382	Cohu Inc.*	2,548,336
1,100	Diodes Inc.*	75,053
1,870	FormFactor Inc.*	184,906

See Notes to Financial Statements.
74

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
566	GLOBALFOUNDRIES Inc.*	$26,913
9,503	Impinj Inc.*	1,165,638
153	IPG Photonics Corp.*	20,130
1,241	Kulicke & Soffa Industries Inc.	86,522
6,292	Lattice Semiconductor Corp.*	601,641
7,388	MACOM Technology Solutions Holdings Inc.*	1,833,111
2,051	MaxLinear Inc., Class A Shares*	35,749
37,449	Microchip Technology Inc.	2,795,193
10,264	MKS Inc.	2,509,137
258	Monolithic Power Systems Inc.	294,827
3,782	Navitas Semiconductor Corp., Class A Shares*	34,038
2,249	ON Semiconductor Corp.*	149,514
7,517	Onto Innovation Inc.*	1,622,845
1,377	Ouster Inc.*	26,094
1,309	Penguin Solutions Inc.*	27,201
1,345	Photronics Inc.*	50,343
1,365	Power Integrations Inc.	65,411
472	Qorvo Inc.*	39,129
11,772	Rambus Inc.*	1,173,198
211	Richardson Electronics Ltd.	2,591
20,521	Semtech Corp.*	1,851,405
14,918	Silicon Laboratories Inc.*	3,051,179
10,009	Silicon Motion Technology Corp., ADR	1,293,463
8,818	SiTime Corp.*	3,508,506
573	SkyWater Technology Inc.*	16,881
784	Skyworks Solutions Inc.	46,711
935	Synaptics Inc.*	76,165
20,530	Teradyne Inc.	6,570,216
9,757	Tower Semiconductor Ltd.*	1,218,357
16,686	Ultra Clean Holdings Inc.*	1,012,506
1,456	Veeco Instruments Inc.*	44,495
260	Vishay Precision Group Inc.*	11,978
	Total Semiconductors	38,912,485
Software – 1.8%
2,844	8x8 Inc.*	6,086
2,440	ACI Worldwide Inc.*	96,819
4,031	ACV Auctions Inc., Class A Shares*	19,591
2,831	Adeia Inc.	58,573
622	Agilysys Inc.*	44,890
710	Airship AI Holdings Inc.*	1,938
734	Akamai Technologies Inc.*	72,218
3,998	Alignment Healthcare Inc.*	76,842

See Notes to Financial Statements.
75

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
1,626	Alkami Technology Inc.*	$26,902
2,029	Amplitude Inc., Class A Shares*	14,812
109	Appfolio Inc., Class A Shares*	19,376
1,051	Appian Corp., Class A Shares*	28,030
2,191	Asana Inc., Class A Shares*	15,556
516	Asure Software Inc.*	4,716
3,452	AvePoint Inc.*	37,213
577	Bandwidth Inc., Class A Shares*	8,551
837	Bentley Systems Inc., Class B Shares	30,592
10,224	BigBear.ai Holdings Inc.*(a)	40,487
454	BILL Holdings Inc.*	20,208
917	Blackbaud Inc.*	44,511
1,267	BlackLine Inc.*	44,662
5,891	Blend Labs Inc., Class A Shares*	9,897
3,400	Box Inc., Class A Shares*	80,070
1,822	Braze Inc., Class A Shares*	34,600
621	Broadridge Financial Solutions Inc.	115,425
184	Bullish*	5,776
2,910	C3.ai Inc., Class A Shares*	23,134
2,891	CCC Intelligent Solutions Holdings Inc.*	16,855
973	Cerence Inc.*	7,696
240	Claritev Corp., Class A Shares*	3,233
2,002	Clear Secure Inc., Class A Shares	97,377
6,579	Clearwater Analytics Holdings Inc., Class A Shares*	153,883
127	Climb Global Solutions Inc.	12,024
1,742	Cloudflare Inc., Class A Shares*	299,955
2,263	Commerce.com Inc.*	6,291
1,099	CommVault Systems Inc.*	93,503
241	Concentrix Corp.	7,905
1,477	Confluent Inc., Class A Shares*	45,300
421	Consensus Cloud Solutions Inc.*	12,664
1,030	CS Disco Inc.*	3,348
661	CSG Systems International Inc.	52,814
28	Daily Journal Corp.*	14,266
1,735	Datadog Inc., Class A Shares*	194,251
1,830	Definitive Healthcare Corp., Class A Shares*	2,342
918	Digi International Inc.*	44,817
349	Digimarc Corp.*(a)	1,537
2,199	Digital Turbine Inc.*	8,928
1,669	DigitalOcean Holdings Inc.*	93,564
1,033	DocuSign Inc., Class A Shares*	46,557
753	Domo Inc., Class B Shares*	2,703

See Notes to Financial Statements.
76

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
631	Donnelley Financial Solutions Inc.*	$31,399
818	DoubleVerify Holdings Inc.*	8,622
693	Doximity Inc., Class A Shares*	16,999
1,011	Dropbox Inc., Class A Shares*	25,265
193	Duolingo Inc., Class A Shares*	19,493
1,510	Dynatrace Inc.*	54,239
483	eGain Corp.*	4,511
483	Elastic NV*	25,150
1,398	Electronic Arts Inc.	280,397
425	EverCommerce Inc.*(a)	4,879
3,065	Evolent Health Inc., Class A Shares*	9,961
2,152	Expensify Inc., Class A Shares*	2,045
130	Fair Isaac Corp.*	183,217
41,441	Fastly Inc., Class A Shares*	792,352
2,856	Fidelity National Information Services Inc.	145,542
1,822	Five9 Inc.*	31,776
4,906	Freshworks Inc., Class A Shares*	38,365
5,292	Genius Sports Ltd.*	32,863
573	GigaCloud Technology Inc., Class A Shares*	25,407
764	Gitlab Inc., Class A Shares*	20,093
450	Guidewire Software Inc.*	65,394
2,097	Health Catalyst Inc.*	3,397
458	HeartFlow Inc.*	10,607
270	HubSpot Inc.*	71,418
558	I3 Verticals Inc., Class A Shares*	12,488
202	IBEX Holdings Ltd.*	5,838
422	Ibotta Inc., Class A Shares*	10,537
644	Immersion Corp.	3,935
6,417	Innodata Inc.*	283,439
1,331	Intapp Inc.*	29,854
7,979	IonQ Inc.*(a)	306,154
14,972	Jack Henry & Associates Inc.	2,432,351
1,888	Kaltura Inc.*	2,624
485	Life360 Inc.*	25,535
1,543	LiveRamp Holdings Inc.*	41,923
307	Manhattan Associates Inc.*	41,577
571	McGraw Hill Inc.*	7,994
439	MongoDB Inc., Class A Shares*	144,198
409	MSCI Inc., Class A Shares	233,878
1,818	N-able Inc.*	7,999
881	Navan Inc., Class A Shares*	8,581
603	nCino Inc.*	9,732

See Notes to Financial Statements.
77

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
1,444	Nutanix Inc., Class A Shares*	$55,276
104	Nutex Health Inc.*	11,488
224	Omada Health Inc.*	2,751
597	ON24 Inc.*	4,782
1,204	Pagaya Technologies Ltd., Class A Shares*	13,473
1,983	PagerDuty Inc.*	14,000
1,758	Paychex Inc.	164,637
263	Paycom Software Inc.	33,093
792	PDF Solutions Inc.*	26,754
516	Pegasystems Inc.	22,565
1,338	Phreesia Inc.*	16,498
139,066	Planet Labs PBC*	3,357,053
1,550	Playstudios Inc.*	791
1,639	Playtika Holding Corp.	5,065
23,519	Porch Group Inc.*	193,091
629	Procore Technologies Inc.*	34,620
1,025	Progress Software Corp.*	42,927
637	PTC Inc.*	99,748
1,007	PubMatic Inc., Class A Shares*	8,157
4,752	Quantum Computing Inc.*(a)	39,964
1,609	Rackspace Technology Inc.*(a)	3,138
255	Red Violet Inc.*	11,044
239	ReposiTrak Inc.	2,079
2,926	Rezolve AI PLC*(a)	6,818
468	RingCentral Inc., Class A Shares*	17,059
3,447	ROBLOX Corp., Class A Shares*	236,671
1,735	Samsara Inc., Class A Shares*	50,142
1,424	Schrodinger Inc.*	17,173
1,253	SEMrush Holdings Inc., Class A Shares*	14,810
1,645	SentinelOne Inc., Class A Shares*	21,582
375	Simulations Plus Inc.*	4,586
9,198	SoundHound AI Inc., Class A Shares*(a)	79,103
1,284	Sprout Social Inc., Class A Shares*	8,282
923	SPS Commerce Inc.*	52,159
1,160	SS&C Technologies Holdings Inc.	87,336
1,013	Take-Two Interactive Software Inc.*	214,229
2,774	Talkspace Inc.*	13,371
752	Teads Holding Co.*	643
556	Teradata Corp.*	17,508
329	TruBridge Inc.*	6,346
776	Twilio Inc., Class A Shares*	93,865
236	Tyler Technologies Inc.*	83,707

See Notes to Financial Statements.
78

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
2,175	UiPath Inc., Class A Shares*	$23,338
1,769	Unity Software Inc.*	32,249
804	Veeva Systems Inc., Class A Shares*	146,336
1,555	Vertex Inc., Class A Shares*	22,516
243	Via Transportation Inc., Class A Shares*	4,175
516	Viant Technology Inc., Class A Shares*	5,227
1,766	VTEX, Class A Shares*	6,057
2,660	Waystar Holding Corp.*	68,229
1,739	Weave Communications Inc.*	8,765
4,846	WM Technology Inc.*	3,240
1,211	Workiva Inc., Class A Shares*	74,573
2,641	Yext Inc.*(a)	15,001
4,520	Zeta Global Holdings Corp., Class A Shares*	76,614
1,489	Zoom Communications Inc., Class A Shares*	110,097
1,693	ZoomInfo Technologies Inc., Class A Shares*	10,514
	Total Software	13,510,631
	TOTAL TECHNOLOGY	68,083,721
UTILITIES – 3.3%
Electric – 2.3%
3,591	AES Corp.	62,053
1,409	Alliant Energy Corp.	101,927
1,505	Ameren Corp.	170,486
9,358	Ameresco Inc., Class A Shares*	285,045
2,067	Avista Corp.	83,962
17,607	Black Hills Corp.	1,296,932
789	Brookfield Renewable Corp.	33,714
59,640	CenterPoint Energy Inc.	2,594,340
190	Clearway Energy Inc., Class A Shares	6,844
456	Clearway Energy Inc., Class C Shares	17,469
1,604	CMS Energy Corp.	125,224
2,014	Consolidated Edison Inc.	226,615
1,156	DTE Energy Co.	171,365
2,047	Edison International	152,993
26,482	Entergy Corp.	2,836,487
1,263	Evergy Inc.	105,663
2,071	Eversource Energy	157,831
5,618	Exelon Corp.	277,922
3,066	FirstEnergy Corp.	156,857
460	Genie Energy Ltd., Class B Shares	6,684
4,153	Hawaiian Electric Industries Inc.*	64,330
18,992	IDACORP Inc.	2,734,278
889	MGE Energy Inc.	72,916

See Notes to Financial Statements.
79

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
1,485	Northwestern Energy Group Inc.	$103,891
1,023	NRG Energy Inc.	183,076
1,021	OGE Energy Corp.	50,172
2,644	Oklo Inc., Class A Shares*	166,440
13,657	Ormat Technologies Inc.	1,416,231
927	Otter Tail Corp.	78,888
12,186	PG&E Corp.	231,534
608	Pinnacle West Capital Corp.	60,982
29,497	Portland General Electric Co.	1,591,658
4,127	PPL Corp.	160,870
2,719	Public Service Enterprise Group Inc.	234,024
244	Talen Energy Corp.*	90,517
2,322	TXNM Energy Inc.	137,044
408	Unitil Corp.	21,342
1,880	Vistra Corp.	326,913
1,810	WEC Energy Group Inc.	211,698
3,289	Xcel Energy Inc.	274,171
	Total Electric	17,081,388
Gas – 0.6%
890	Atmos Energy Corp.	166,243
2,841	Brookfield Infrastructure Corp., Class A Shares	141,709
589	Chesapeake Utilities Corp.	80,086
1,167	MDU Resources Group Inc.	24,133
453	National Fuel Gas Co.	41,237
2,382	New Jersey Resources Corp.	129,200
53,137	NiSource Inc.	2,513,380
959	Northwest Natural Holding Co.	50,865
1,489	ONE Gas Inc.	130,198
141	RGC Resources Inc.	3,110
1,527	Southwest Gas Holdings Inc.	134,636
17,252	Spire Inc.	1,580,456
1,192	UGI Corp.	44,593
	Total Gas	5,039,846
Water – 0.4%
930	American States Water Co.	69,313
19,388	American Water Works Co., Inc.	2,637,350
1,436	California Water Service Group	64,735
345	Consolidated Water Co., Ltd.	13,058
1,521	Essential Utilities Inc.	60,794
200	Global Water Resources Inc.	1,832
755	H2O America	40,611

See Notes to Financial Statements.
80

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Water – (continued)
455	Middlesex Water Co.	$24,570
335	York Water Co.	11,015
	Total Water	2,923,278
	TOTAL UTILITIES	25,044,512
	TOTAL COMMON STOCKS (Cost – $523,450,919)	701,100,590
EXCHANGE TRADED FUNDS (ETFs) – 4.4%
3,971	iShares Russell 2000 Value	784,471
325,923	State Street SPDR S&P 600 Small Capital Value	32,021,935
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $31,303,685)	32,806,406
LIMITED PARTNERSHIP – 0.0%
FINANCIAL – 0.0%
Investment Companies – 0.0%
1,739	Compass Diversified Holdings (Cost – $35,398)	13,025
CLOSED-END FUND – 0.0%
680	NexPoint Diversified Real Estate Trust, Class Common Shares (Cost – $4,981)	3,026
WARRANT – 0.0%
CONSUMER NON-CYCLICAL – 0.0%
Healthcare-Products – 0.0%
30	Pulse Biosciences Inc.* (Cost – $0)	232
RIGHT – 0.0%
322	Empire Petroleum Corp.*(b) (Cost – $0)	5
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $554,794,983)	$733,923,284

See Notes to Financial Statements.
81

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 1.8%
TIME DEPOSITS – 1.8%
$4,759,946	Citibank - New York, 2.980% due 3/2/26	$4,759,946
7,105,192	JPMorgan Chase & Co. - New York, 2.980% due 3/2/26	7,105,192
1,833,650	Royal Bank of Canada - Toronto, 2.980% due 3/2/26	1,833,650
	TOTAL TIME DEPOSITS (Cost – $13,698,788)	13,698,788

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.8%
MONEY MARKET FUND – 0.8%
5,692,844	Federated Government Obligations Fund, Premier Class, 3.593%(d) (Cost – $5,692,844)	5,692,844
	TOTAL INVESTMENTS – 100.8% (Cost – $574,186,615)	753,314,916
	Liabilities in Excess of Other Assets – (0.8)%	(6,211,096)
	TOTAL NET ASSETS – 100.0%	$747,103,820

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 5).
(b)	Illiquid security. The aggregate value of illiquid holdings at February 28, 2026, amounts to $1,845,744 and represents 0.25% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
MFA	— Mortgage Finance Authority
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depository Receipts
See Notes to Financial Statements.
82

Schedules of Investments
February 28, 2026
Destinations Small-Mid Cap Equity Fund(concluded)
Summary of Investments by Security Sector^

Industrial	22.0%
Consumer Non-cyclical	18.5
Financial	14.8
Consumer Cyclical	11.2
Technology	9.0
Basic Materials	5.6
Energy	5.0
Communications	3.6
Utilities	3.3
Government	0.0*
Exchange Traded Funds (ETFs)	4.4
Closed-End Fund	0.0*
Right	0.0*
Short-Term Investments	1.8
Money Market Fund	0.8
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
At February 28, 2026, Destinations Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index March Futures	8	3/26	$1,045,460	$1,053,880	$8,420
S&P MidCap 400 Index March Futures	2	3/26	679,953	715,580	35,627
					$44,047

At February 28, 2026, Destinations Small-Mid Cap Equity Fund had deposited cash of $76,103 with a broker or brokers as margin collateral on open exchange traded futures contracts.
See Notes to Financial Statements.
83

Schedules of Investments
February 28, 2026
Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 91.2%
Australia – 2.6%
148,779	AGL Energy Ltd.	$1,048,517
8,566	ALS Ltd.	155,854
33,522	AMP Ltd.	30,904
4,019	Ampol Ltd.	80,644
1,960	Ansell Ltd.	45,340
458,802	ANZ Group Holdings Ltd.	13,074,817
19,985	APA Group	130,626
9,162	Aristocrat Leisure Ltd.	316,221
3,351	ASX Ltd.	126,308
17,818	Atlas Arteria Ltd.	60,862
31,108	Aurizon Holdings Ltd.	91,918
9,383	Bank of Queensland Ltd.	46,714
16,624	Beach Energy Ltd.	12,928
9,063	Bendigo & Adelaide Bank Ltd.	68,963
79,688	BHP Group Ltd.	3,249,380
6,697	BlueScope Steel Ltd.	133,016
22,708	Brambles Ltd.	405,099
6,293	CAR Group Ltd.	118,493
7,593	Challenger Ltd.	48,200
8,219	Charter Hall Group	128,921
43,174	Charter Hall Retail REIT*	124,427
36,818	Cleanaway Waste Management Ltd.	66,779
1,027	Cochlear Ltd.	145,231
22,544	Coles Group Ltd.	329,705
27,262	Commonwealth Bank of Australia	3,392,724
8,504	Computershare Ltd.	187,383
7,859	CSL Ltd.	820,721
6,567	Deterra Royalties Ltd.	20,166
19,148	Dexus	91,554
1,601	Domino’s Pizza Enterprises Ltd.	23,249
9,664	Downer EDI Ltd.	58,991
33,245	Dyno Nobel Ltd.	78,446
2,674	EBOS Group Ltd.	38,496
22,901	Endeavour Group Ltd.	63,704
34,072	Evolution Mining Ltd.	400,592
3,188	Flight Centre Travel Group Ltd.	29,509
26,676	Fortescue Ltd.	400,868
32,829	Goodman Group	674,679
29,829	GPT Group	107,387
9,902	Harvey Norman Holdings Ltd.	40,540
983	HUB24 Ltd.	68,271
12,879	IGO Ltd.*	79,000
5,462	Iluka Resources Ltd.	26,170
4,882	Insignia Financial Ltd.*	16,218

See Notes to Financial Statements.
84

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Australia – (continued)
37,548	Insurance Australia Group Ltd.	$177,947
1,654	JB Hi-Fi Ltd.	97,243
14,290	Lendlease Corp., Ltd.	42,644
34,638	Lottery Corp., Ltd	135,696
16,571	Lynas Rare Earths Ltd.*	219,402
5,541	Macquarie Group Ltd.	840,051
3,449	Magellan Financial Group Ltd.	20,624
45,011	Medibank Pvt Ltd.	140,117
21,111	Metcash Ltd.	49,454
2,507	Mineral Resources Ltd.*	109,045
71,491	Mirvac Group	104,336
67,200	MMG Ltd.*	93,690
49,847	National Australia Bank Ltd.	1,737,502
1,941	Netwealth Group Ltd.	35,524
5,455	New Hope Corp., Ltd	18,177
11,013	NEXTDC Ltd.*	107,601
487,279	Northern Star Resources Ltd.	10,484,842
74,199	NRW Holdings Ltd.	345,312
8,723	Orica Ltd.	151,887
27,745	Origin Energy Ltd.	239,788
20,515	Orora Ltd.	31,347
546,438	Perenti Ltd.	918,265
1,441	Perpetual Ltd.	18,981
44,102	PLS Group Ltd.*	162,477
869	Pro Medicus Ltd.	80,219
11,642	Qantas Airways Ltd.	82,354
24,628	QBE Insurance Group Ltd.	384,441
25,075	Qube Holdings Ltd.	89,296
2,908	Ramsay Health Care Ltd.	89,374
783	REA Group Ltd.	92,451
4,543	Reece Ltd.	50,539
18,711	Region Group	30,756
601,542	Regis Resources Ltd.	4,032,035
6,065	Rio Tinto Ltd.	720,396
52,629	Santos Ltd.	253,911
83,204	Scentre Group	226,388
6,293	SEEK Ltd.	74,139
3,031	SGH Ltd.	100,587
65,607	Sigma Healthcare Ltd.	132,490
2,325	Sims Ltd.	36,398
7,194	Sonic Healthcare Ltd.	122,337
68,973	South32 Ltd.	227,296
18,415	Steadfast Group Ltd.	57,646

See Notes to Financial Statements.
85

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Australia – (continued)
38,074	Stockland	$138,386
17,801	Suncorp Group Ltd.	185,227
5,243	Technology One Ltd.	95,774
4,144	Telix Pharmaceuticals Ltd.*	29,578
67,116	Telstra Group Ltd.	247,465
5,739	TPG Telecom Ltd.	16,085
51,864	Transurban Group	528,958
11,246	Treasury Wine Estates Ltd.	36,295
118,925	Vault Minerals Ltd.*	496,333
69,356	Vicinity Ltd.	120,857
4,069	Washington H Soul Pattinson & Co., Ltd.	110,609
18,344	Wesfarmers Ltd.	1,037,803
55,816	Westpac Banking Corp.	1,688,463
14,521	Whitehaven Coal Ltd.	80,568
3,064	WiseTech Global Ltd.	103,345
31,509	Woodside Energy Group Ltd.	641,947
19,649	Woolworths Group Ltd.	502,874
8,374	Worley Ltd.	67,488
5,571	Yancoal Australia Ltd.	23,209
	Total Australia	55,974,804
Austria – 0.1%
980	ANDRITZ AG	85,220
1,278	BAWAG Group AG*(a)	199,492
4,668	Erste Group Bank AG	555,772
2,255	OMV AG	146,091
2,035	Raiffeisen Bank International AG	101,553
217	Strabag SE	24,420
783	Telekom Austria AG, Class A Shares	8,825
1,154	Verbund AG	82,297
	Total Austria	1,203,670
Belgium – 0.2%
392	Ackermans & van Haaren NV	135,097
3,199	Aedifica SA	297,292
2,834	Ageas SA	210,559
15,353	Anheuser-Busch InBev SA	1,245,868
363	D’ieteren Group	78,500
798	Elia Group SA, Class B Shares	127,144
1,170	Groupe Bruxelles Lambert NV	117,630
3,717	KBC Group NV	501,707
7	Lotus Bakeries NV	86,571
77,468	Proximus SADP	640,125
251	Sofina SA	74,724
1,276	Syensqo SA	73,055

See Notes to Financial Statements.
86

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Belgium – (continued)
1,973	UCB SA	$587,891
3,154	Warehouses De Pauw CVA	96,989
	Total Belgium	4,273,152
Bermuda – 0.1%
35,959	Conduit Holdings Ltd.*	210,559
103,641	Hiscox Ltd.	2,155,999
	Total Bermuda	2,366,558
Brazil – 0.9%
42,620	Afya Ltd., Class A Shares	579,632
532,494	Banco Bradesco SA, ADR	2,177,901
224,247	Banco BTG Pactual SA	2,679,339
171,600	Banco do Estado do Rio Grande do Sul SA, Class B Shares	621,852
544,631	GPS Participacoes e Empreendimentos SA(a)	1,955,601
58,364	Inter & Co., Inc.	504,167
304,589	Localiza Rent a Car SA	3,011,340
237,829	Metalurgica Gerdau SA	433,247
133,231	NU Holdings Ltd., Class A Shares*	1,995,800
251,000	Odontoprev SA	716,702
104,581	Petroleo Brasileiro SA - Petrobras, Class A Shares, ADR	1,610,547
147,227	XP Inc., Class A Shares	3,169,797
	Total Brazil	19,455,925
Canada – 6.6%
257,208	AGF Management Ltd., Class B Shares	3,868,583
41,111	Agnico Eagle Mines Ltd.	10,324,607
59,200	Air Canada*	895,181
6,504	Alamos Gold Inc., Class A Shares	352,445
12,673	Alimentation Couche-Tard Inc.	768,945
4,800	AltaGas Ltd.	163,108
8,500	ARC Resources Ltd.	157,627
2,600	AtkinsRealis Group Inc.	180,188
11,912	Bank of Montreal	1,714,025
129,723	Bank of Nova Scotia	9,839,285
148,110	Barrick Mining Corp.	7,513,518
5,385	BCE Inc.	141,503
9,500	Boardwalk Real Estate Investment Trust	455,398
1,400	Bombardier Inc., Class B Shares*	289,266
34,951	Brookfield Corp.	1,532,485
4,800	CAE Inc.*	142,315
7,167	Cameco Corp.	847,768
28,400	Canadian Apartment Properties REIT	785,616
15,505	Canadian Imperial Bank of Commerce	1,565,956
53,995	Canadian National Railway Co.	6,057,761
34,194	Canadian Natural Resources Ltd.	1,495,533

See Notes to Financial Statements.
87

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
14,732	Canadian Pacific Kansas City Ltd.	$1,289,738
600	Canadian Tire Corp., Ltd, Class A Shares	84,144
3,879	Celestica Inc.*	1,076,954
20,862	Cenovus Energy Inc.	464,704
160,200	Centerra Gold Inc.	3,366,513
3,333	CGI Inc., Class A Shares	243,715
13,100	Cogeco Communications Inc.	694,800
327	Constellation Software Inc.	604,160
37,239	Definity Financial Corp.	1,863,724
25,783	Descartes Systems Group Inc.*	1,707,979
4,409	Dollarama Inc.	648,989
124,676	Element Fleet Management Corp.	2,969,085
4,900	Emera Inc.	254,895
36,009	Enbridge Inc.	1,912,755
37,400	Extendicare Inc.	728,646
363	Fairfax Financial Holdings Ltd.(b)	624,667
57,849	Finning International Inc.	3,899,285
10,800	First Quantum Minerals Ltd.*	323,296
500	FirstService Corp.	78,773
8,319	Fortis Inc.	478,481
159,100	Fortuna Mining Corp.*	2,173,733
57,499	Franco-Nevada Corp.	16,067,521
2,601	George Weston Ltd.	190,876
4,000	GFL Environmental Inc.	176,735
3,000	Gildan Activewear Inc., Class A Shares	204,435
4,315	Great-West Lifeco Inc.	208,428
5,102	Hydro One Ltd.(a)	219,218
1,500	iA Financial Corp. Inc.	170,560
2,500	Imperial Oil Ltd.	292,366
2,984	Intact Financial Corp.	576,000
11,200	Ivanhoe Mines Ltd., Class A Shares*	128,066
2,800	Keyera Corp.	106,845
45,400	Killam Apartment Real Estate Investment Trust	562,384
19,800	Kinross Gold Corp.	731,742
13,800	Linamar Corp.	950,918
9,504	Loblaw Cos., Ltd.	440,404
1,600	Lundin Gold Inc.	150,782
10,100	Lundin Mining Corp.	321,737
4,625	Magna International Inc.	291,575
28,624	Manulife Financial Corp.	1,019,034
3,165	Metro Inc.	225,468
6,506	National Bank of Canada	907,826
8,158	Nutrien Ltd.	613,450

See Notes to Financial Statements.
88

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
96,700	OceanaGold Corp.	$4,111,681
3,500	Open Text Corp.	86,686
6,600	Pan American Silver Corp.	452,707
9,627	Pembina Pipeline Corp.	423,029
8,787	Power Corp. of Canada	441,314
34,400	RioCan Real Estate Investment Trust	497,480
23,358	Royal Bank of Canada	3,904,756
32,424	Russel Metals Inc.	1,141,720
4,000	Saputo Inc.	127,655
41,984	Shopify Inc., Class A Shares*	5,068,122
1,700	Stantec Inc.	157,377
9,476	Sun Life Financial Inc.	620,944
190,311	Suncor Energy Inc.(c)	10,749,113
17,157	TC Energy Corp.	1,102,258
22,622	Teck Resources Ltd., Class B Shares	1,328,336
8,581	TELUS Corp.	117,617
1,100	TFI International Inc.	131,399
2,254	Thomson Reuters Corp.	216,974
34,159	TMX Group Ltd.	1,151,987
27,780	Toronto-Dominion Bank	2,705,715
5,839	Tourmaline Oil Corp.	274,082
4,256	Waste Connections Inc.	732,252
60,782	Wheaton Precious Metals Corp.	9,902,525
15,900	Whitecap Resources Inc.	158,732
2,100	WSP Global Inc.	355,675
	Total Canada	145,096,655
Chile – 0.1%
5,858	Antofagasta PLC	338,783
28,924	Sociedad Quimica y Minera de Chile SA, ADR*	2,206,901
	Total Chile	2,545,684
China – 2.7%
13,500	AAC Technologies Holdings Inc.	64,224
223,948	BYD Co., Ltd., Class H Shares(d)	2,702,358
1,008,079	China Mengniu Dairy Co., Ltd.	2,090,706
45,225	Contemporary Amperex Technology Co., Ltd., Class A Shares	2,252,518
255,982	FinVolution Group, ADR	1,438,619
750,000	Fufeng Group Ltd.	779,229
245,186	Full Truck Alliance Co., Ltd., ADR	2,299,845
196,589	Fuyao Glass Industry Group Co., Ltd., Class A Shares	1,730,131
66,406	GDS Holdings Ltd., ADR*(c)	2,743,232
270,160	Hongfa Technology Co., Ltd., Class A Shares	1,227,036
135,618	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	2,228,568
82,878	KE Holdings Inc., ADR	1,363,343

See Notes to Financial Statements.
89

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – (continued)
1,358,448	Kingdee International Software Group Co., Ltd.*	$1,756,247
289,272	Kuaishou Technology, Class B Shares(a)	2,315,293
122,000	Lenovo Group Ltd.	152,169
28,865	Montage Technology Co., Ltd., Class A Shares	685,944
39,143	Montage Technology Co., Ltd., Class H Shares*(d)	896,601
110,855	Pony AI Inc., ADR*	1,589,661
320,100	Sany Heavy Industry Co., Ltd., Class A Shares	1,079,347
54,800	Sany Heavy Industry Co., Ltd., Class H Shares*(d)	176,099
186,826	SF Holding Co., Ltd., Class H Shares(d)	861,359
183,000	Shenzhen Inovance Technology Co., Ltd., Class A Shares	1,942,629
267,700	Shenzhou International Group Holdings Ltd.	2,160,588
148,989	Tencent Holdings Ltd.	9,796,542
20,848	Tencent Holdings Ltd., ADR	1,369,714
98,178	Tencent Music Entertainment Group, ADR	1,433,399
534,400	Tongcheng Travel Holdings Ltd.@	1,409,277
136,145	Weibo Corp., ADR	1,351,920
109,505	WuXi AppTec Co., Ltd., Class A Shares	1,561,431
200,864	Wuxi Biologics Cayman Inc.*(a)	1,028,008
48,000	XD Inc.	455,823
739,900	Yangzijiang Shipbuilding Holdings Ltd.	2,529,585
78,522	Zai Lab Ltd., ADR*	1,509,193
341,378	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H Shares(c)(d)	1,472,268
253,078	Zhejiang Shuanghuan Driveline Co., Ltd., Class A Shares	1,526,015
	Total China	59,978,921
Czech Republic – 0.0%
2,165	CSG NV*	81,426
Denmark – 1.3%
47	AP Moller - Maersk AS, Class A Shares	115,162
64	AP Moller - Maersk AS, Class B Shares	158,582
68,165	Carlsberg AS, Class B Shares	10,569,625
31,915	Coloplast AS, Class B Shares	2,478,683
15,891	D/S Norden AS	712,609
10,673	Danske Bank AS	557,313
1,470	Demant AS*	45,982
3,150	DSV AS	815,554
1,009	Genmab AS*	296,365
4,982	H Lundbeck AS	30,513
19,840	ISS AS	707,449
54,627	Novo Nordisk AS, ADR	2,045,781
51,681	Novo Nordisk AS, Class B Shares	1,933,034
14,690	Novonesis Novozymes B	870,907
8,152	Orsted AS*(a)	191,833
1,260	Pandora AS	99,761

See Notes to Financial Statements.
90

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Denmark – (continued)
1,255	ROCKWOOL AS, Class B Shares	$41,329
5,034	Tryg AS	124,381
261,676	Vestas Wind Systems AS	6,662,728
	Total Denmark	28,457,591
Finland – 1.8%
2,273	Elisa OYJ	116,658
423,936	Fortum OYJ	9,834,109
4,770	Kesko OYJ, Class B Shares	117,559
5,175	Kone OYJ, Class B Shares	391,324
11,788	Metso OYJ	246,852
7,223	Neste OYJ	180,941
1,207,533	Nokia OYJ	9,259,853
460,692	Nordea Bank Abp	8,935,750
1,673	Orion OYJ, Class B Shares	134,299
38,780	Sampo OYJ, Class A Shares	429,079
697,716	Stora Enso OYJ, Class R Shares	9,480,176
8,287	UPM-Kymmene OYJ	264,634
2,318	Valmet OYJ	77,514
7,483	Wartsila OYJ Abp	322,982
	Total Finland	39,791,730
France – 6.2%
3,603	Accor SA	209,866
645	Aeroports de Paris SA	90,563
9,306	Air Liquide SA	1,947,923
24,278	Airbus SE	5,267,180
5,244	Alstom SA*	175,149
948	Amundi SA(a)	90,217
90,676	Arkema SA	6,605,163
50,446	AXA SA	2,469,976
3,273	Ayvens SA(a)	41,797
737	BioMerieux	87,309
126,291	BNP Paribas SA	14,146,541
9,638	Bollore SE	56,203
2,913	Bouygues SA	180,831
5,255	Bureau Veritas SA	183,169
2,553	Capgemini SE	322,449
8,991	Carrefour SA	170,134
51,858	Compania de Saint-Gobain SA	5,318,951
10,542	Compania Generale des Etablissements Michelin SCA	428,154
939	Covivio SA	68,930
15,468	Credit Agricole SA	342,843
10,450	Danone SA	895,014
7,664	Dassault Aviation SA	3,064,411

See Notes to Financial Statements.
91

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France – (continued)
148,969	Dassault Systemes SE	$3,267,800
4,083	Edenred SE	93,905
1,127	Eiffage SA	193,996
29,157	Engie SA	997,051
15,863	EssilorLuxottica SA	4,222,002
786	Eurazeo SE	45,955
1,690	FDJ UNITED	51,099
926	Gecina SA	85,616
5,280	Getlink SE	114,894
1,409	Hermes International SCA	3,372,531
610	Ipsen SA	118,989
1,114	Kering SA	374,046
3,239	Klepierre SA	136,328
71,223	Legrand SA	12,848,676
3,734	L’Oreal SA	1,746,730
4,149	LVMH Moet Hennessy Louis Vuitton SE	2,639,660
34,508	Orange SA	739,851
31,846	Pernod Ricard SA	2,943,474
3,806	Publicis Groupe SA	339,349
2,966	Renault SA	111,545
13,740	Rexel SA	596,106
16,434	Safran SA	6,596,900
17,437	Sanofi SA	1,693,524
12,679	Sartorius Stedim Biotech	2,759,090
41,274	Schneider Electric SE	13,368,510
295,532	SCOR SE	10,795,456
507	SEB SA	30,907
11,885	Societe Generale SA	1,029,905
1,445	Sodexo SA	79,244
1,787	SPIE SA	111,357
864	Teleperformance SE	51,926
24,489	Thales SA	7,371,280
158,460	TotalEnergies SE	12,669,833
1,599	Unibail-Rodamco-Westfield	200,403
9,957	Veolia Environnement SA	422,077
8,239	Vinci SA	1,368,505
379	Wendel SE	39,489
	Total France	135,790,782
Germany – 5.3%
2,744	adidas AG	512,663
6,275	Allianz SE, Class Registered Shares	2,833,245
175,872	Aumovio SE*	8,793,305
14,713	BASF SE	846,378

See Notes to Financial Statements.
92

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – (continued)
16,229	Bayer AG, Class Registered Shares	$805,474
5,614	Bayerische Motoren Werke AG	592,563
1,239	Bechtle AG	50,044
19,546	Beiersdorf AG	2,486,085
1,943	Brenntag SE	120,006
527	Carl Zeiss Meditec AG	16,862
11,008	Commerzbank AG	450,441
83,984	Continental AG	7,261,672
907	CTS Eventim AG & Co. KGaA	73,609
8,229	Daimler Truck Holding AG	418,809
3,870	Delivery Hero SE, Class A Shares*(a)	89,847
29,152	Deutsche Bank AG, Class Registered Shares	1,043,076
30,230	Deutsche Boerse AG	8,299,248
10,030	Deutsche Lufthansa AG, Class Registered Shares	107,677
113,012	Deutsche Post AG	6,697,140
115,763	Deutsche Telekom AG, Class Registered Shares	4,658,497
1,070	Deutsche Wohnen SE	30,006
556	DWS Group GmbH & Co. KGaA(a)	39,430
36,471	E.ON SE	847,827
3,067	Evonik Industries AG	53,630
460	Fielmann Group AG	25,128
79,985	Fraport AG Frankfurt Airport Services Worldwide*	7,867,005
3,441	Fresenius Medical Care AG	160,437
6,976	Fresenius SE & Co. KGaA	419,578
1,739	FUCHS SE	71,028
2,397	GEA Group AG	186,672
987	Hannover Rueck SE	300,588
2,072	Heidelberg Materials AG	463,921
1,611	Henkel AG & Co. KGaA	146,109
2,577	Henkel AG & Co. KGaA	253,281
947	Hensoldt AG	83,219
300	HOCHTIEF AG	146,189
223,405	Infineon Technologies AG	12,089,122
1,041	KION Group AG	71,171
13,379	Knorr-Bremse AG	1,762,537
1,314	LEG Immobilien SE	109,917
12,103	Mercedes-Benz Group AG	843,663
2,115	Merck KGaA	320,694
884	MTU Aero Engines AG	381,524
2,127	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,395,865
994	Nemetschek SE	79,632
86	Rational AG	74,777

See Notes to Financial Statements.
93

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – (continued)
1,117	RENK Group AG	$75,081
733	Rheinmetall AG	1,440,349
10,934	RWE AG	704,424
60,443	SAP SE	12,202,384
53,754	Schott Pharma AG & Co. KGaA	936,938
1,124	Scout24 SE(a)	96,108
21,625	Siemens AG, Class Registered Shares	6,320,325
27,432	Siemens Energy AG	5,391,837
63,141	Siemens Healthineers AG(a)	3,132,239
63,551	Symrise AG, Class A Shares	5,824,601
1,067	Talanx AG	134,851
959	Traton SE	40,872
309,855	TUI AG	2,958,465
3,842	Volkswagen AG	459,610
11,549	Vonovia SE	391,465
3,666	Zalando SE*(a)	89,689
	Total Germany	114,578,829
Greece – 0.3%
1,146	Metlen Energy & Metals PLC*	48,111
26,416	Motor Oil Hellas Corinth Refineries SA	1,120,615
181,278	National Bank of Greece SA	2,963,102
262,199	Piraeus Bank SA*	2,525,000
	Total Greece	6,656,828
Hong Kong – 1.9%
1,063,985	AIA Group Ltd.	11,768,309
59,420	Alibaba Group Holding Ltd., ADR	8,563,016
13,055	Bank of East Asia Ltd.	25,306
58,500	BOC Hong Kong Holdings Ltd.	335,291
37,100	Budweiser Brewing Co. APAC Ltd.(a)	36,913
10,000	Cathay Pacific Airways Ltd.	17,961
27,400	Chow Tai Fook Jewellery Group Ltd.	45,887
28,500	CK Asset Holdings Ltd.	181,123
1,006,120	CK Hutchison Holdings Ltd.	8,303,373
10,500	CK Infrastructure Holdings Ltd.	89,140
26,658	CLP Holdings Ltd.	252,566
19,800	CTF Services Ltd.	22,616
7,500	DFI Retail Group Holdings Ltd., Class Registered Shares	31,419
50,000	First Pacific Co., Ltd.	40,393
37,000	Galaxy Entertainment Group Ltd.	197,198
15,000	Hang Lung Group Ltd.	32,202
20,185	Hang Lung Properties Ltd.	26,465
18,000	Henderson Land Development Co., Ltd.	81,414
188,000	Hong Kong & China Gas Co., Ltd.	182,752

See Notes to Financial Statements.
94

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
19,700	Hong Kong Exchanges & Clearing Ltd.	$1,052,771
16,200	Hongkong Land Holdings Ltd.	140,435
133,300	Hutchison Port Holdings Trust, Class U Shares	30,015
8,000	HUTCHMED China Ltd.*	23,176
281,000	Hysan Development Co., Ltd.	786,284
3,100	Jardine Matheson Holdings Ltd.	255,389
7,500	Johnson Electric Holdings Ltd.	29,674
12,000	Kerry Properties Ltd.	38,631
41,710	Link REIT	207,328
28,400	Man Wah Holdings Ltd.	18,495
26,500	MTR Corp., Ltd	126,390
24,000	New World Development Co., Ltd.*	33,285
2,500	Orient Overseas International Ltd.	47,744
63,000	PCCW Ltd.	47,836
21,000	Power Assets Holdings Ltd.	170,314
41,766	Prudential PLC	635,734
34,000	Shangri-La Asia Ltd.	22,168
48,000	Sino Land Co., Ltd.	78,648
21,000	SITC International Holdings Co., Ltd.	89,940
73,000	SJM Holdings Ltd.*	22,469
23,000	Sun Hung Kai Properties Ltd.	431,304
6,500	Swire Pacific Ltd., Class A Shares	69,860
14,600	Swire Properties Ltd.	50,356
1,746,000	TCL Electronics Holdings Ltd.	2,749,287
23,000	Techtronic Industries Co., Ltd.	372,823
136,000	United Energy Group Ltd.	11,372
2,378,000	VSTECS Holdings Ltd.	2,430,329
3,600	VTech Holdings Ltd.	29,682
119,000	WH Group Ltd.(a)	150,019
13,000	Wharf Holdings Ltd.	42,935
28,000	Wharf Real Estate Investment Co., Ltd.	103,335
27,658	Xinyi Glass Holdings Ltd.	36,643
17,500	Yue Yuen Industrial Holdings Ltd.	41,627
	Total Hong Kong	40,609,642
India – 3.3%
167,977	Axis Bank Ltd.	2,563,859
408,382	Bajaj Finance Ltd.	4,481,626
419,801	Bharat Electronics Ltd.	2,056,225
281,782	Bharti Airtel Ltd.(e)	5,646,222
59,683	Cholamandalam Investment & Finance Co., Ltd.	1,138,343
37,453	Cummins India Ltd.	2,020,108
251,334	DCW Ltd.	131,498
11,099	Dixon Technologies India Ltd.	1,287,324

See Notes to Financial Statements.
95

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
36,564	Dr Lal PathLabs Ltd.	$562,386
1,284,187	Eternal Ltd.*	3,484,613
54,078	Godrej Properties Ltd.*	1,025,383
88,479	HDFC Bank Ltd.	864,784
167,900	ICICI Bank Ltd.	2,548,229
41,224	InterGlobe Aviation Ltd.(a)	2,197,088
184,248	Jio Financial Services Ltd.	518,656
1,195,520	JM Financial Ltd.	1,686,956
205,212	JSW Energy Ltd.	1,094,273
25,226	Kaynes Technology India Ltd.*	1,073,504
55,501	Kirloskar Oil Engines Ltd.	852,984
767,910	Kotak Mahindra Bank Ltd.	3,499,867
41,320	Kwality Wall’s India Ltd.*	11,863
40,429	Larsen & Toubro Ltd.	1,906,129
15,063	LG Electronics India Ltd.*	262,951
111,802	LIC Housing Finance Ltd.	668,072
28,669	Mahindra & Mahindra Ltd.	1,071,957
222,255	Max Healthcare Institute Ltd.	2,670,437
985,676	National Aluminium Co., Ltd.	3,858,262
209,035	Nippon Life India Asset Management Ltd.(a)	2,152,517
648,042	NTPC Ltd.	2,727,213
63,576	Nuvama Wealth Management Ltd.	871,508
488,964	Power Finance Corp., Ltd.	2,229,397
701,656	Power Grid Corp. of India Ltd.	2,308,593
186,606	PTC India Ltd.	342,442
640,953	Redington Ltd.	1,978,657
248,807	Reliance Industries Ltd.	3,822,188
104,921	SBI Life Insurance Co., Ltd.(a)	2,346,133
65,282	Tata Communications Ltd.	1,151,384
90,167	Tata Consumer Products Ltd.	1,137,429
50,255	Trent Ltd.	2,156,862
	Total India	72,407,922
Indonesia – 1.0%
1,573,000	Adaro Andalan Indonesia PT	866,822
17,200,800	Alamtri Resources Indonesia Tbk PT	2,402,434
13,407,500	Aneka Tambang Tbk	3,464,973
5,001,600	Bank Central Asia Tbk PT	2,140,294
26,943,700	Bank Mandiri Persero Tbk PT	8,409,850
409,600	Indo Tambangraya Megah Tbk PT	556,196
4,875,900	Japfa Comfeed Indonesia Tbk PT	690,467
6,055,400	Perusahaan Gas Negara Persero Tbk PT	862,930
9,677,600	Telkom Indonesia Persero Tbk PT	2,044,328
	Total Indonesia	21,438,294

See Notes to Financial Statements.
96

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Ireland – 1.5%
613,025	AIB Group PLC	$6,405,629
221,566	Bank of Ireland Group PLC	4,332,383
39,810	CRH PLC	4,776,404
1,552	DCC PLC	108,150
161,807	Experian PLC	6,083,458
9,081	James Hardie Industries PLC, CDI*	220,898
28,558	Kerry Group PLC, Class A Shares	2,540,882
15,477	Kingspan Group PLC	1,535,905
54,419	Ryanair Holdings PLC	1,763,905
57,316	Ryanair Holdings PLC, ADR	3,868,257
	Total Ireland	31,635,871
Israel – 0.6%
1,281	Airport City Ltd.*	22,480
4,825	Amot Investments Ltd.	32,006
524	Azrieli Group Ltd.	75,250
22,397	Bank Hapoalim BM	564,440
24,617	Bank Leumi Le-Israel BM	595,113
288,626	Bezeq The Israeli Telecommunication Corp., Ltd.	761,930
242	Big Shopping Centers Ltd.	58,355
369	Camtek Ltd.*	61,016
13,598	Check Point Software Technologies Ltd.*	2,067,848
1,074	Clal Insurance Enterprises Holdings Ltd.	80,247
133	Delek Group Ltd.	40,699
81,393	El Al Israel Airlines	406,048
439	Elbit Systems Ltd.	336,064
6,484	Energix-Renewable Energies Ltd.	41,378
2,487	Enlight Renewable Energy Ltd.*	170,855
57	Fattal Holdings 1998 Ltd.*	11,184
1,031	First International Bank Of Israel Ltd.	88,586
28,301	G City Ltd.*	70,797
1,772	Harel Insurance Investments & Financial Services Ltd.	93,132
12,202	ICL Group Ltd.	57,809
77	Israel Corp., Ltd.	19,864
19,710	Israel Discount Bank Ltd., Class A Shares	238,395
451	Melisron Ltd.	61,108
341	Menora Mivtachim Holdings Ltd.	48,673
7,256	Migdal Insurance & Financial Holdings Ltd.*	39,239
10,478	Mivne Real Estate KD Ltd.	43,457
2,591	Mizrahi Tefahot Bank Ltd.	193,939
977	Next Vision Stabilized Systems Ltd.	111,466
1,104	Nice Ltd.*	128,314
475	Nova Ltd.*	207,252
1,352	OPC Energy Ltd.*	42,624

See Notes to Financial Statements.
97

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Israel – (continued)
3,413	Phoenix Financial Ltd.	$174,216
3,042	Shapir Engineering & Industry Ltd.	31,762
4,585	Shikun & Binui Ltd.*	24,153
2,749	Shufersal Ltd.	38,511
160	Strauss Group Ltd.	7,054
18,816	Teva Pharmaceutical Industries Ltd.*	638,211
8,508	Tower Semiconductor Ltd.*	1,063,804
127,822	ZIM Integrated Shipping Services Ltd.(c)	3,685,108
	Total Israel	12,432,387
Italy – 2.9%
27,166	A2A SpA	79,256
1,931	Amplifon SpA	30,048
241,653	Azimut Holding SpA	9,966,917
60,522	Banca Mediolanum SpA	1,293,766
34,002	Banca Monte dei Paschi di Siena SpA	329,436
23,793	Banco BPM SpA	348,567
126,740	BPER Banca SpA	1,775,638
605	Brunello Cucinelli SpA	58,642
1,488	Buzzi SpA	85,438
8,708	Danieli & C Officine Meccaniche SpA	482,519
8,315	Davide Campari-Milano NV	62,338
263	DiaSorin SpA	22,065
824,516	Enel SpA	9,934,007
31,917	Eni SpA	746,408
9,832	Ferrari NV	3,722,294
9,870	FinecoBank Banca Fineco SpA	231,140
39,767	Generali	1,690,651
11,766	Hera SpA	61,541
6,069	Infrastrutture Wireless Italiane SpA(a)	64,507
1,183	Interpump Group SpA	54,209
256,806	Intesa Sanpaolo SpA	1,751,281
9,559	Italgas SpA	123,599
6,649	Leonardo SpA	445,708
3,697	Moncler SpA	254,184
9,473	Nexi SpA(a)	38,925
6,281	Pirelli & C SpA(a)	47,265
7,256	Poste Italiane SpA(a)	193,868
9,000	PRADA SpA	51,413
4,785	Prysmian SpA	583,849
1,570	Recordati Industria Chimica e Farmaceutica SpA	90,137
408	Reply SpA	43,623
1,966,485	Saipem SpA	8,275,434
4,331	Sesa SpA	393,208

See Notes to Financial Statements.
98

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Italy – (continued)
1,532,490	Snam SpA	$11,918,096
241,806	Telecom Italia SpA*	191,042
23,083	Terna - Rete Elettrica Nazionale	278,248
41,046	UniCredit SpA	3,461,834
131,922	Unipol Assicurazioni SpA	3,266,360
	Total Italy	62,447,461
Japan – 14.5%
1,200	ABC-Mart Inc.	20,168
8,500	Acom Co., Ltd.	27,780
26	Activia Properties Inc.	24,859
38	Advance Residence Investment Corp.	41,840
11,900	Advantest Corp.	2,044,262
40,620	Aeon Co., Ltd.	578,556
2,300	AEON Financial Service Co., Ltd.	25,961
22	AEON REIT Investment Corp.	19,252
3,200	AGC Inc.	141,723
800	Aica Kogyo Co., Ltd.	20,352
3,700	Air Water Inc.	51,353
8,000	Aisin Corp.	141,989
80,200	Ajinomoto Co., Inc.	2,532,341
76,200	Alfresa Holdings Corp.	1,308,465
171,500	Alps Alpine Co., Ltd.	2,568,336
4,500	ALSOK Co., Ltd.	36,859
5,500	Amada Co., Ltd.	91,468
1,100	Amano Corp.	28,804
2,400	ANA Holdings Inc.	52,170
2,100	Aozora Bank Ltd.	37,801
23,746	Asahi Group Holdings Ltd.	258,383
24,900	Asahi Intecc Co., Ltd.	536,466
18,600	Asahi Kasei Corp.	219,228
10,800	Asics Corp.	330,504
29,300	Astellas Pharma Inc.	482,061
8,000	Azbil Corp.	74,334
9,200	Bandai Namco Holdings Inc.	249,618
2,100	BayCurrent Inc.	60,450
1,000	Bic Camera Inc.	11,556
1,500	BIPROGY Inc.	45,397
400	Blue Zones Holdings Co., Ltd.	24,637
17,800	Bridgestone Corp.	430,613
91,000	Brother Industries Ltd.	1,879,855
56,500	Calbee Inc.	1,117,987
13,800	Canon Inc.	420,159
800	Canon Marketing Japan Inc.	35,768

See Notes to Financial Statements.
99

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
5,600	Capcom Co., Ltd.	$127,000
3,300	Casio Computer Co., Ltd.	33,170
14,100	Central Japan Railway Co.	414,592
229,500	Chiba Bank Ltd.	3,411,396
382,200	Chiyoda Corp.*	3,225,650
11,800	Chubu Electric Power Co., Inc.	199,706
47,700	Chugai Pharmaceutical Co., Ltd.	3,220,448
2,900	Chugin Financial Group Inc.	59,163
195,500	Chugoku Electric Power Co., Inc.	1,363,182
2,000	Coca-Cola Bottlers Japan Holdings Inc.	52,895
2,300	COMSYS Holdings Corp.	84,724
1,800	Cosmo Energy Holdings Co., Ltd.	55,390
600	Cosmos Pharmaceutical Corp.	26,667
12,400	Credit Saison Co., Ltd.	374,907
6,200	CyberAgent Inc.	54,256
6,300	Dai Nippon Printing Co., Ltd.	130,462
4,800	Daicel Corp.	50,260
1,900	Daido Steel Co., Ltd.	28,874
6,000	Daifuku Co., Ltd.	247,343
56,300	Dai-ichi Life Holdings Inc.	579,474
30,500	Daiichi Sankyo Co., Ltd.	603,200
35,800	Daiichikosho Co., Ltd.	398,163
4,500	Daikin Industries Ltd.	577,145
5,000	Daito Trust Construction Co., Ltd.	115,308
9,600	Daiwa House Industry Co., Ltd.	346,252
70	Daiwa House REIT Investment Corp., Class A Shares	59,592
10	Daiwa Office Investment Corp., Class A Shares	23,360
21,100	Daiwa Securities Group Inc.	221,734
38	Daiwa Securities Living Investments Corp., Class A Shares	28,190
29,200	Denso Corp.	419,535
3,600	Dentsu Group Inc.	67,123
1,500	Dentsu Soken Inc.	18,874
2,100	Dexerials Corp.	34,447
1,200	DIC Corp.	33,990
4,900	Disco Corp.	2,353,543
2,200	DMG Mori Co., Ltd.	43,557
800	Dowa Holdings Co., Ltd.	59,511
16,900	East Japan Railway Co.	416,568
6,900	Ebara Corp.	243,551
4,100	Eisai Co., Ltd.	138,383
26,500	Electric Power Development Co., Ltd.	631,941
42,900	ENEOS Holdings Inc.	408,803
3,300	EXEO Group Inc.	63,152

See Notes to Financial Statements.
100

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
34,800	Ezaki Glico Co., Ltd.	$1,349,235
15,000	FANUC Corp.	680,194
2,900	Fast Retailing Co., Ltd.	1,268,921
1,900	Food & Life Cos., Ltd.	122,399
1,200	FP Corp.	21,721
40	Frontier Real Estate Investment Corp.	22,918
2,100	Fuji Electric Co., Ltd.	186,203
900	Fuji Media Holdings Inc.	20,615
400	Fuji Oil Co., Ltd.	10,215
19,600	FUJIFILM Holdings Corp.	406,463
4,400	Fujikura Ltd.	749,867
27,700	Fujitsu Ltd.	623,349
2,700	Fukuoka Financial Group Inc.	117,374
1,200	Furukawa Electric Co., Ltd.	214,806
1,200	Fuyo General Lease Co., Ltd.	35,586
62	GLP J-Reit	55,570
1,200	GMO internet group Inc.	22,985
600	GMO Payment Gateway Inc.	31,051
1,500	Goldwin Inc.	23,562
1,400	GS Yuasa Corp.	49,697
3,900	Gunma Bank Ltd.	56,371
6,600	Hachijuni Nagano Bank Ltd.	87,658
5,100	Hakuhodo DY Holdings Inc.	38,110
5,400	Hamamatsu Photonics KK	69,858
4,000	Hankyu Hanshin Holdings Inc.	116,693
21,300	Hanwa Co., Ltd.	1,220,977
900	Harmonic Drive Systems Inc.	26,139
4,500	Haseko Corp.	98,234
1,400	Heiwa Corp.	18,061
3,500	Hikari Tsushin Inc.	989,818
490,300	Hino Motors Ltd.*	1,432,412
4,100	Hirogin Holdings Inc.	50,748
14,410	Hirose Electric Co., Ltd.	2,147,452
900	Hisamitsu Pharmaceutical Co., Inc.	35,239
1,300	Hitachi Construction Machinery Co., Ltd.	58,337
132,000	Hitachi Ltd.	4,372,162
61,128	Honda Motor Co., Ltd.	612,751
500	Horiba Ltd.	67,164
1,900	Hoshizaki Corp.	66,537
1,700	House Foods Group Inc.	33,618
5,500	Hoya Corp.	992,054
7,600	Hulic Co., Ltd.	100,598
4,200	Ibiden Co., Ltd.	254,880

See Notes to Financial Statements.
101

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
14,200	Idemitsu Kosan Co., Ltd.	$135,654
14,700	IHI Corp.	403,115
2,600	Iida Group Holdings Co., Ltd.	46,234
48	Industrial & Infrastructure Fund Investment Corp., Class A Shares	46,699
2,100	INFRONEER Holdings Inc.	35,162
13,000	Inpex Corp.	318,119
1,400	Internet Initiative Japan Inc.	20,421
139	Invincible Investment Corp.	58,984
5,200	Isetan Mitsukoshi Holdings Ltd.	102,361
8,800	Isuzu Motors Ltd.	164,065
600	Ito En Ltd.	11,653
104,000	ITOCHU Corp.	1,498,182
200	Itoham Yonekyu Holdings Inc.	8,251
3,200	Iwatani Corp.	42,090
3,000	Iyogin Holdings Inc.	65,028
2,700	Izumi Co., Ltd.	17,938
3,600	J Front Retailing Co., Ltd.	59,403
2,900	Japan Airlines Co., Ltd.	59,710
1,100	Japan Airport Terminal Co., Ltd.	37,452
16,700	Japan Exchange Group Inc.	226,673
100	Japan Hotel REIT Investment Corp., Class A Shares	54,272
36	Japan Logistics Fund Inc.	23,923
99	Japan Metropolitan Fund Invest	77,108
29,600	Japan Post Bank Co., Ltd.	578,638
28,600	Japan Post Holdings Co., Ltd.	372,195
3,000	Japan Post Insurance Co., Ltd.	97,838
52	Japan Prime Realty Investment Corp.	35,481
116	Japan Real Estate Investment Corp.	96,615
1,100	Japan Steel Works Ltd.	71,659
18,200	Japan Tobacco Inc.	696,531
600	Jeol Ltd.	26,389
10,100	JFE Holdings Inc.	142,098
1,500	JGC Holdings Corp.	23,702
500	JMDC Inc.	13,341
4,700	JTEKT Corp.	64,504
200	Justsystems Corp.	5,015
7,700	JX Advanced Metals Corp.	206,460
1,500	Kadokawa Corp.	27,803
19,200	Kaga Electronics Co., Ltd.	534,744
1,500	Kagome Co., Ltd.	27,828
7,100	Kajima Corp.	323,927
1,800	Kakaku.com Inc.	19,839
1,300	Kamigumi Co., Ltd.	48,309

See Notes to Financial Statements.
102

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
2,100	Kandenko Co., Ltd.	$93,705
700	Kaneka Corp.	23,633
16,300	Kansai Electric Power Co., Inc.	294,554
2,500	Kansai Paint Co., Ltd.	44,178
7,500	Kao Corp.	320,588
2,400	Kawasaki Heavy Industries Ltd.	279,246
5,900	Kawasaki Kisen Kaisha Ltd.	94,811
45,300	KDDI Corp.	778,139
68	KDX Realty Investment Corp., Class A Shares	74,007
1,100	Keihan Holdings Co., Ltd.	24,364
4,500	Keikyu Corp.	45,048
2,000	Keio Corp.	53,666
6,900	Keisei Electric Railway Co., Ltd.	59,822
1,600	Kewpie Corp.	45,892
15,600	Keyence Corp.	6,581,704
12,000	Kikkoman Corp.	115,284
1,900	Kinden Corp.	103,031
3,200	Kintetsu Group Holdings Co., Ltd.	67,711
2,700	Kioxia Holdings Corp.*	364,143
12,500	Kirin Holdings Co., Ltd.	217,006
800	Kobayashi Pharmaceutical Co., Ltd.	29,867
2,200	Kobe Bussan Co., Ltd.	52,287
71,800	Kobe Steel Ltd.	1,044,095
2,200	Koei Tecmo Holdings Co., Ltd.	25,402
3,800	Koito Manufacturing Co., Ltd.	68,530
2,900	Kokusai Electric Corp.	119,494
7,200	Kokuyo Co., Ltd.	42,376
235,629	Komatsu Ltd.	11,331,335
1,600	Konami Group Corp.	212,968
113,200	Konica Minolta Inc.	431,067
6,400	Kose Holdings Corp.	255,000
1,300	Kotobuki Spirits Co., Ltd.	16,472
600	Kraftia Corp.	40,502
2,200	K’s Holdings Corp.	24,075
15,900	Kubota Corp.	322,615
3,700	Kuraray Co., Ltd.	43,676
1,900	Kurita Water Industries Ltd.	105,705
1,200	Kusuri no Aoki Holdings Co., Ltd.	31,228
21,900	Kyocera Corp.	386,409
3,800	Kyoto Financial Group Inc.	94,133
4,300	Kyowa Kirin Co., Ltd.	79,385
261,500	Kyushu Electric Power Co., Inc.	3,370,027
7,600	Kyushu Financial Group Inc.	64,965

See Notes to Financial Statements.
103

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
69,500	Kyushu Railway Co.	$1,764,697
23	LaSalle Logiport REIT	22,679
1,300	Lasertec Corp.	280,568
28,200	Lion Corp.	332,249
3,900	Lixil Corp.	45,777
43,500	LY Corp.	107,650
160,100	M3 Inc.	1,749,812
2,400	Mabuchi Motor Co., Ltd.	28,235
2,700	Macnica Holdings Inc.	47,718
3,702	Makita Corp.	141,793
24,300	Marubeni Corp.	931,922
2,200	Marui Group Co., Ltd.	44,626
2,100	Maruichi Steel Tube Ltd.	21,823
100	Maruwa Co., Ltd.	39,067
6,200	MatsukiyoCocokara & Co.	102,848
103,100	Mazda Motor Corp.	921,355
1,500	McDonald’s Holdings Co. Japan Ltd.	71,441
16,600	Mebuki Financial Group Inc.	142,423
62,700	Medipal Holdings Corp.	1,229,909
3,800	MEIJI Holdings Co., Ltd.	98,024
2,200	Mercari Inc.*	53,092
15,800	Metaplanet Inc.*	33,281
470,604	MINEBEA MITSUMI Inc.	10,107,361
633,430	MISUMI Group Inc.	12,731,590
19,200	Mitsubishi Chemical Group Corp.	142,359
53,500	Mitsubishi Corp.	1,800,663
214,768	Mitsubishi Electric Corp.	8,202,470
18,400	Mitsubishi Estate Co., Ltd.	622,034
2,800	Mitsubishi Gas Chemical Co., Inc.	78,330
14,500	Mitsubishi HC Capital Inc.	139,972
52,200	Mitsubishi Heavy Industries Ltd.	1,672,102
5,100	Mitsubishi Logistics Corp.	46,697
2,500	Mitsubishi Materials Corp.	96,335
605,100	Mitsubishi Motors Corp.	1,660,317
179,900	Mitsubishi UFJ Financial Group Inc.	3,368,391
41,800	Mitsui & Co., Ltd.	1,567,594
6,000	Mitsui Chemicals Inc.	91,296
27	Mitsui Fudosan Accommodations Fund Inc., Class A Shares	23,832
43,100	Mitsui Fudosan Co., Ltd.	579,759
44	Mitsui Fudosan Logistics Park Inc.	33,151
900	Mitsui Kinzoku Co., Ltd.	211,341
5,000	Mitsui OSK Lines Ltd.	185,480
800	Miura Co., Ltd.	16,483

See Notes to Financial Statements.
104

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
39,800	Mizuho Financial Group Inc.	$1,817,429
700	Modec Inc.	59,975
500	Money Forward Inc.*	10,207
4,000	MonotaRO Co., Ltd.	53,202
28	Mori Hills REIT Investment Corp., Class A Shares	26,343
1,400	Morinaga & Co., Ltd.	25,896
1,100	Morinaga Milk Industry Co., Ltd.	34,904
20,500	MS&AD Insurance Group Holdings Inc.	573,198
399,250	Murata Manufacturing Co., Ltd.	10,462,605
337,953	Nabtesco Corp.	10,965,536
1,600	Nagase & Co., Ltd.	50,642
3,500	Nagoya Railroad Co., Ltd.	41,257
1,800	Nankai Electric Railway Co., Ltd.	35,800
20,400	NEC Corp.	565,208
6,400	Nexon Co., Ltd.	135,749
67,800	Nextage Co., Ltd.	1,679,403
3,700	NGK Insulators Ltd.	108,366
1,400	NH Foods Ltd.	64,148
2,700	NHK Spring Co., Ltd.	51,838
700	Nichias Corp.	42,893
2,700	Nichirei Corp.	36,797
15,400	NIDEC Corp.	242,915
1,800	Nifco Inc.	63,801
2,800	Nihon Kohden Corp.	31,274
4,300	Nihon M&A Center Holdings Inc.	19,885
4,400	Nikon Corp.	56,533
16,400	Nintendo Co., Ltd.	924,551
120	Nippon Building Fund Inc.	111,568
1,000	Nippon Electric Glass Co., Ltd.	43,936
3,500	NIPPON EXPRESS HOLDINGS Inc.	86,223
2,400	Nippon Kayaku Co., Ltd.	30,808
16,800	Nippon Paint Holdings Co., Ltd.	124,363
123	Nippon Prologis REIT Inc.	72,165
58,800	Nippon Sanso Holdings Corp.	2,249,766
82,500	Nippon Shinyaku Co., Ltd.	2,711,773
2,400	Nippon Shokubai Co., Ltd.	39,021
81,000	Nippon Steel Corp.	329,884
300	Nippon Television Holdings Inc.	6,523
6,700	Nippon Yusen KK	230,449
2,600	Nipro Corp.	26,463
2,200	Nissan Chemical Corp.	99,924
30,600	Nissan Motor Co., Ltd.*	84,357
4,300	Nisshin Seifun Group Inc.	60,133

See Notes to Financial Statements.
105

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
51,700	Nissin Foods Holdings Co., Ltd.	$1,089,606
2,500	Niterra Co., Ltd.	126,260
97,200	Nitori Holdings Co., Ltd.	1,953,394
107,000	Nitto Denko Corp.	2,482,615
3,200	NOF Corp.	64,169
1,500	NOK Corp.	31,894
48,500	Nomura Holdings Inc.	449,405
7,700	Nomura Real Estate Holdings Inc.	57,339
76	Nomura Real Estate Master Fund Inc.	81,171
6,800	Nomura Research Institute Ltd.	189,741
1,200	NS Solutions Corp.	30,863
25,900	NS United Kaiun Kaisha Ltd.	1,266,996
8,720	NSK Ltd.	78,499
457,300	NTT Inc.	448,903
10,500	Obayashi Corp.	295,950
300	OBIC Business Consultants Co., Ltd.	12,112
5,300	Obic Co., Ltd.	142,182
4,800	Odakyu Electric Railway Co., Ltd.	54,989
11,800	Oji Holdings Corp.	74,267
1,000	OKUMA Corp.	29,736
919,485	Olympus Corp.	9,028,618
372,145	Omron Corp.	13,192,578
5,800	Ono Pharmaceutical Co., Ltd.	99,481
1,300	Open House Group Co., Ltd.	96,189
500	Oracle Corp. Japan	30,154
300	Organo Corp.	33,185
17,100	Oriental Land Co., Ltd.	309,330
18,100	ORIX Corp.	638,926
80	Orix JREIT Inc.(c)	53,324
5,700	Osaka Gas Co., Ltd.	237,236
3,500	Otsuka Corp.	70,511
7,100	Otsuka Holdings Co., Ltd.	486,143
700	PALTAC Corp.	22,567
31,000	Pan Pacific International Holdings Corp.	206,493
36,700	Panasonic Holdings Corp.	591,979
1,700	Park24 Co., Ltd.	24,474
2,000	PeptiDream Inc.*	18,226
471,700	Persol Holdings Co., Ltd.	754,392
1,700	Pola Orbis Holdings Inc.	14,984
3,200	Rakus Co., Ltd.	17,829
15,300	Rakuten Bank Ltd.*	622,174
24,100	Rakuten Group Inc.*	127,488
55,400	Recruit Holdings Co., Ltd.	2,418,257

See Notes to Financial Statements.
106

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
1,700	Relo Group Inc.	$20,962
290,500	Renesas Electronics Corp.	5,500,722
641,400	Resona Holdings Inc.	7,831,799
3,200	Resonac Holdings Corp.	243,297
2,400	Resorttrust Inc.	29,649
9,000	Ricoh Co., Ltd.	84,538
1,600	Rinnai Corp.	41,671
4,900	Rohm Co., Ltd.	89,904
139,600	Rohto Pharmaceutical Co., Ltd.	2,181,676
2,200	Rorze Corp.	46,636
2,200	Round One Corp.	15,047
7,800	Ryohin Keikaku Co., Ltd.	179,790
68,000	Sankyo Co., Ltd.	958,752
600	Sankyu Inc.	38,564
33,700	Sanrio Co., Ltd.	1,212,802
72,600	Santen Pharmaceutical Co., Ltd.	813,433
2,900	Sanwa Holdings Corp.	76,654
5,500	Sapporo Holdings Ltd.	62,542
2,100	Sawai Group Holdings Co., Ltd.	31,325
9,400	SBI Holdings Inc.	200,917
1,500	SCREEN Holdings Co., Ltd.	219,290
6,600	Secom Co., Ltd.	254,906
2,500	Sega Sammy Holdings Inc.	41,824
2,600	Seibu Holdings Inc.	76,874
41,800	Seiko Epson Corp.	565,456
2,300	Seino Holdings Co., Ltd.	39,236
6,200	Sekisui Chemical Co., Ltd.	120,868
8,800	Sekisui House Ltd.	215,342
1,913	Sekisui House REIT Inc.	1,152,543
202,500	Seven & i Holdings Co., Ltd.(c)	2,842,279
9,900	Seven Bank Ltd.	19,053
5,500	SG Holdings Co., Ltd.	55,893
3,200	Sharp Corp.*	13,270
3,000	SHIFT Inc.*	13,479
3,200	Shikoku Electric Power Co., Inc.	36,279
94,600	Shimadzu Corp.	2,635,831
2,400	Shimamura Co., Ltd.	55,266
21,800	Shimano Inc.	2,338,065
7,700	Shimizu Corp.	171,661
117,900	Shin-Etsu Chemical Co., Ltd.	4,662,020
12,500	Shionogi & Co., Ltd.	294,745
45,900	Ship Healthcare Holdings Inc.	808,343
6,200	Shiseido Co., Ltd.	130,312

See Notes to Financial Statements.
107

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
6,600	Shizuoka Financial Group Inc.	$132,619
1,600	SHO-BOND Holdings Co., Ltd.	15,045
3,800	Skylark Holdings Co., Ltd.	87,392
900	SMC Corp.	433,078
2,400	Socionext Inc.	30,844
473,400	SoftBank Corp.	647,538
64,000	SoftBank Group Corp.	1,659,718
3,700	Sojitz Corp.	167,421
14,200	Sompo Holdings Inc.	557,581
98,200	Sony Financial Group Inc.*	100,464
236,200	Sony Group Corp.	5,458,741
1,100	Sotetsu Holdings Inc.	20,673
4,500	Square Enix Holdings Co., Ltd.	74,045
1,900	Stanley Electric Co., Ltd.	40,109
9,200	Subaru Corp.	173,706
1,100	Sugi Holdings Co., Ltd.	25,300
4,500	SUMCO Corp.	52,450
1,200	Sumitomo Bakelite Co., Ltd.	46,101
26,600	Sumitomo Chemical Co., Ltd.	97,000
16,800	Sumitomo Corp.	715,102
12,200	Sumitomo Electric Industries Ltd.	806,635
7,500	Sumitomo Forestry Co., Ltd.	81,547
1,100	Sumitomo Heavy Industries Ltd.	43,387
3,800	Sumitomo Metal Mining Co., Ltd.	302,311
60,300	Sumitomo Mitsui Financial Group Inc.	2,258,964
10,700	Sumitomo Mitsui Trust Group Inc.	374,954
2,500	Sumitomo Pharma Co., Ltd.*	40,756
10,600	Sumitomo Realty & Development Co., Ltd.	357,967
3,800	Sumitomo Rubber Industries Ltd.	67,607
1,400	Sundrug Co., Ltd.	37,858
2,300	Suntory Beverage & Food Ltd.	72,457
33,400	Suzuken Co., Ltd.	1,414,270
28,900	Suzuki Motor Corp.	436,404
7,300	Sysmex Corp.	69,349
7,900	T&D Holdings Inc.	211,608
1,800	Taiheiyo Cement Corp.	51,696
18,600	Taisei Corp.	2,415,924
800	Taiyo Holdings Co., Ltd.	27,475
2,000	Taiyo Yuden Co., Ltd.	61,116
2,900	Takara Holdings Inc.	30,214
2,000	Takasago Thermal Engineering Co., Ltd.	66,936
5,600	Takashimaya Co., Ltd.	70,748
25,900	Takeda Pharmaceutical Co., Ltd.	968,171

See Notes to Financial Statements.
108

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
800	TBS Holdings Inc.	$30,215
31,100	TDK Corp.	480,385
2,500	Teijin Ltd.	27,732
24,100	Terumo Corp.	325,482
1,500	THK Co., Ltd.	54,217
3,500	TIS Inc.	72,016
3,400	Tobu Railway Co., Ltd.	68,340
4,100	Toda Corp.	42,674
1,000	Toei Animation Co., Ltd.	15,572
8,500	Toho Co., Ltd.	85,207
1,600	Toho Gas Co., Ltd.	57,611
159,700	Tohoku Electric Power Co., Inc.	1,323,405
3,700	Tokai Carbon Co., Ltd.	26,440
23,500	Tokai Rika Co., Ltd.	505,201
29,900	Tokio Marine Holdings Inc.	1,247,078
2,000	Tokyo Century Corp.	29,201
20,500	Tokyo Electric Power Co. Holdings Inc.*	91,742
7,300	Tokyo Electron Ltd.	2,064,469
5,800	Tokyo Gas Co., Ltd.	284,041
4,000	Tokyo Metro Co., Ltd.	42,828
1,600	Tokyo Ohka Kogyo Co., Ltd.	94,047
15,000	Tokyo Seimitsu Co., Ltd.	1,653,536
20,900	Tokyo Tatemono Co., Ltd.	584,237
8,300	Tokyu Corp.	106,181
124,300	Tokyu Fudosan Holdings Corp.	1,247,504
1,300	Tomy Co., Ltd.	23,882
3,900	TOPPAN Holdings Inc.	133,761
23,600	Toray Industries Inc.	201,633
900	Toridoll Holdings Corp.	24,554
4,906	Tosoh Corp.	85,620
345,252	TOTO Ltd.	13,502,430
1,700	Toyo Seikan Group Holdings Ltd.	44,333
61,300	Toyo Suisan Kaisha Ltd.	4,818,632
1,500	Toyo Tire Corp.	46,249
24,600	Toyoda Gosei Co., Ltd.	799,666
89,200	Toyota Boshoku Corp.	1,825,065
2,800	Toyota Industries Corp.	362,445
173,600	Toyota Motor Corp.	4,184,642
11,800	Toyota Tsusho Corp.	525,877
21,800	Transcosmos Inc.	568,448
2,200	Trend Micro Inc.	73,051
1,800	TS Tech Co., Ltd.	23,193
1,100	Tsumura & Co.	29,569

See Notes to Financial Statements.
109

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
4,212	Tsuruha Holdings Inc.	$70,789
1,700	UBE Corp.	31,392
1,000	Ulvac Inc.	66,793
348,800	Unicharm Corp.	2,391,979
43	United Urban Investment Corp.	51,030
6,900	USS Co., Ltd.	83,646
47,000	Valor Holdings Co., Ltd.	1,127,421
200	Visional Inc.*	9,409
7,800	West Japan Railway Co.	167,581
300	Workman Co., Ltd.	14,952
3,900	Yakult Honsha Co., Ltd.	65,146
308,500	Yamada Holdings Co., Ltd.	1,143,947
3,200	Yamaguchi Financial Group Inc.	56,286
4,500	Yamaha Corp.	34,859
15,500	Yamaha Motor Co., Ltd.	122,821
4,600	Yamato Holdings Co., Ltd.	56,383
500	Yamato Kogyo Co., Ltd.	41,598
2,200	Yamazaki Baking Co., Ltd.	49,467
4,400	Yaskawa Electric Corp.	154,331
4,200	Yokogawa Electric Corp.	167,360
16,400	Yokohama Financial Group Inc.	177,099
2,100	Yokohama Rubber Co., Ltd.	105,691
2,000	Zenkoku Hosho Co., Ltd.	41,109
1,600	Zensho Holdings Co., Ltd.	101,509
48,000	Zeon Corp.	656,946
7,500	ZOZO Inc.	54,808
	Total Japan	317,007,441
Luxembourg – 0.6%
80,651	ArcelorMittal SA	5,262,547
113,758	Aroundtown SA*	410,702
155,949	CVC Capital Partners PLC(a)	2,224,898
1,741	Eurofins Scientific SE	139,479
28,506	Millicom International Cellular SA	2,077,802
434	RTL Group SA	19,046
93,615	Tenaris SA	2,550,218
	Total Luxembourg	12,684,692
Macau – 0.0%
15,600	MGM China Holdings Ltd.	24,925
34,800	Sands China Ltd.	78,634
20,800	Wynn Macau Ltd.	15,163
	Total Macau	118,722
Malaysia – 0.1%
3,493,000	Sime Darby Bhd	2,189,377

See Notes to Financial Statements.
110

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Mexico – 0.9%
3,190	Fresnillo PLC	$183,508
905,200	Grupo Financiero Banorte SAB de CV, Class O Shares	10,291,762
645,057	Grupo Mexico SAB de CV, Class B Shares	8,174,068
	Total Mexico	18,649,338
Netherlands – 3.5%
236,172	ABN AMRO Bank NV, GDR(a)	7,921,343
2,317	Adyen NV*(a)	2,699,395
20,709	Aegon Ltd.	157,260
140,857	Akzo Nobel NV	9,938,848
1,009	Argenx SE*	775,185
1,793	Argenx SE, ADR*	1,375,088
2,927	ASM International NV	2,462,726
15,034	ASML Holding NV	21,810,772
2,425	ASR Nederland NV	175,982
1,146	BE Semiconductor Industries NV	256,897
1,698	CTP NV(a)	36,068
34,820	Euronext NV(a)	5,757,080
1,629	EXOR NV	143,202
8,008	Ferrovial SE	600,409
2,030	Heineken Holding NV	175,557
4,555	Heineken NV	422,059
901	IMCD NV	86,948
48,645	ING Groep NV	1,403,371
2,461	JDE Peet’s NV	92,178
14,953	Koninklijke Ahold Delhaize NV	737,882
62,859	Koninklijke KPN NV	357,037
12,592	Koninklijke Philips NV	402,189
1,018	Koninklijke Vopak NV	55,968
7,858	Magnum Ice Cream Co. NV*	124,431
4,299	NN Group NV	350,116
107,649	Prosus NV*	5,515,250
55,688	QIAGEN NV	2,758,318
1,897	Randstad NV	62,700
360,266	Signify NV(a)	8,391,456
35,046	Stellantis NV	284,663
15,600	Universal Music Group NV	352,229
20,416	Wolters Kluwer NV	1,642,813
	Total Netherlands	77,325,420
New Zealand – 0.1%
11,489	a2 Milk Co., Ltd.	79,669
39,575	Air New Zealand Ltd.	13,189
29,420	Auckland International Airport Ltd.	161,615
13,834	Contact Energy Ltd.	76,960

See Notes to Financial Statements.
111

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
New Zealand – (continued)
9,229	Fisher & Paykel Healthcare Corp., Ltd	$226,309
18,829	Fletcher Building Ltd.*	39,620
14,851	Infratil Ltd.	99,756
1,194	Mainfreight Ltd.	46,032
10,284	Mercury NZ Ltd.	39,407
18,727	Meridian Energy Ltd.	63,547
12,378	Ryman Healthcare Ltd.*	18,444
30,230	Spark New Zealand Ltd.	41,327
2,522	Xero Ltd.*	147,970
	Total New Zealand	1,053,845
Norway – 1.3%
343	Aker ASA, Class A Shares	33,326
425,446	Aker BP ASA	12,803,046
161,772	Aker Solutions ASA	697,704
13,718	DNB Bank ASA	435,385
366,671	Equinor ASA	10,918,108
2,802	Gjensidige Forsikring ASA	79,084
60,312	Hoegh Autoliners ASA	843,167
6,966	Kongsberg Gruppen ASA	283,451
6,943	Mowi ASA	163,432
378,343	MPC Container Ships ASA	884,786
20,114	Norsk Hydro ASA	186,788
254,351	Norwegian Air Shuttle ASA	444,972
10,714	Orkla ASA	146,586
984	Salmar ASA	58,802
9,907	Telenor ASA	183,408
14,878	Var Energi ASA	55,963
2,174	Vend Marketplaces ASA, Class B Shares	54,568
47,134	Wallenius Wilhelmsen ASA, Class B Shares	651,726
2,828	Yara International ASA	143,030
	Total Norway	29,067,332
Peru – 0.2%
11,574	Credicorp Ltd.	4,009,002
Philippines – 0.1%
649,636	BDO Unibank Inc.	1,544,207
93,860	SM Investments Corp.	1,147,021
	Total Philippines	2,691,228
Poland – 0.2%
10,677	Allegro.eu SA*(a)	82,775
3,093	Bank Polska Kasa Opieki SA	195,958
7,380	Dino Polska SA*(a)	83,077
194,682	InPost SA*	3,500,132
2,435	KGHM Polska Miedz SA*	230,033

See Notes to Financial Statements.
112

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Poland – (continued)
23	LPP SA	$132,726
198	mBank SA*	57,283
10,038	ORLEN SA	320,994
14,016	Powszechna Kasa Oszczednosci Bank Polski SA	363,045
9,087	Powszechny Zaklad Ubezpieczen SA	171,625
564	Santander Bank Polska SA	93,007
	Total Poland	5,230,655
Portugal – 0.2%
143,297	Banco Comercial Portugues SA, Class R Shares	151,069
47,661	EDP SA	254,263
154,433	Galp Energia SGPS SA	3,323,314
4,976	Jeronimo Martins SGPS SA	130,862
137,405	NOS SGPS SA	833,591
	Total Portugal	4,693,099
Russia – 0.0%
4,413	Novatek PJSC, Class Registered Shares, GDR*@(b)(e)	88
1,187	Novatek PJSC, GDR*@(b)(e)	24
978,392	Sberbank of Russia PJSC*@(b)(e)	733
	Total Russia	845
Saudi Arabia – 0.1%
242,346	Saudi National Bank	2,692,437
Singapore – 0.5%
4,200	ASMPT Ltd.	59,921
4,100	BOC Aviation Ltd.(a)	45,614
54,000	CapitaLand Ascendas REIT	114,742
32,300	CapitaLand Ascott Trust	24,736
98,690	CapitaLand Integrated Commercial Trust	190,947
34,200	CapitaLand Investment Ltd.	82,670
9,100	City Developments Ltd.	70,567
40,900	ComfortDelGro Corp., Ltd	50,082
33,310	DBS Group Holdings Ltd.	1,503,207
41,400	Frasers Logistics & Commercial Trust	32,395
93,700	Genting Singapore Ltd.	52,924
1,100	Jardine Cycle & Carriage Ltd.	30,710
40,451	JOYY Inc., ADR	2,413,711
35,889	Keppel DC REIT	65,484
21,100	Keppel Ltd.	216,925
59,532	Keppel REIT	45,635
23,500	Mapletree Industrial Trust	37,881
51,500	Mapletree Logistics Trust	52,493
655,100	Mapletree Pan Asia Commercial Trust	735,016
48,500	NETLINK NBN TRUST	37,952
3,500	Olam Group Ltd.	2,531

See Notes to Financial Statements.
113

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Singapore – (continued)
53,700	Oversea-Chinese Banking Corp., Ltd	$905,787
14,400	SATS Ltd.	44,593
22,496	Sea Ltd., ADR*	2,439,691
35,865	Seatrium Ltd.	67,959
16,100	Sembcorp Industries Ltd.	77,802
23,000	Singapore Airlines Ltd.	130,244
13,100	Singapore Exchange Ltd.	188,217
24,300	Singapore Technologies Engineering Ltd.	191,235
118,300	Singapore Telecommunications Ltd.	471,153
37,700	Suntec Real Estate Investment Trust	42,290
20,667	United Overseas Bank Ltd.	603,481
8,900	UOL Group Ltd.	79,361
4,500	Venture Corp., Ltd	55,559
27,300	Wilmar International Ltd.	75,895
1,657,100	Yangzijiang Financial Holding Ltd.	405,677
	Total Singapore	11,645,087
South Africa – 0.3%
113,424	Absa Group Ltd.	1,934,555
273,030	FirstRand Ltd.	1,702,850
185,824	Life Healthcare Group Holdings Ltd.	141,434
14,781	Naspers Ltd., Class N Shares	831,972
346,716	Telkom SA SOC Ltd.	1,401,221
	Total South Africa	6,012,032
South Korea – 5.4%
669	Alteogen Inc.	189,418
466	Amorepacific Corp.	48,966
6,038	BGF retail Co., Ltd.	523,304
2,556	BNK Financial Group Inc.	35,311
2,387	Celltrion Inc.*	395,110
473	Celltrion Pharm Inc.	23,562
1,556	Cheil Worldwide Inc.	23,705
192	CJ CheilJedang Corp.	28,534
184	CJ Corp.	27,941
10,143	CJ Logistics Corp.	929,888
951	Coway Co., Ltd.*	54,073
10,954	D’Alba Global Co., Ltd.*	1,289,560
736	DB Insurance Co., Ltd.	93,970
118	Dongsuh Cos., Inc.	2,248
928	Doosan Bobcat Inc.*	41,938
117	Doosan Co., Ltd.	103,589
31,053	Doosan Enerbility Co., Ltd.*	2,296,321
853	Ecopro BM Co., Ltd.*	131,060
1,815	Ecopro Co., Ltd.*	232,620

See Notes to Financial Statements.
114

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
211	Ecopro Materials Co., Ltd.*	$10,524
380	E-MART Inc.	27,712
246	F&F Co., Ltd.	12,080
1,811	GS Engineering & Construction Corp.	28,152
23,757	GS Holdings Corp.	1,132,704
1,045	GS Retail Co., Ltd.	15,967
4,640	Hana Financial Group Inc.	391,798
505	Hanjin Kal Corp.*	54,402
901	Hankook Tire & Technology Co., Ltd.	45,591
132	Hanmi Pharm Co., Ltd.*	54,401
157	Hanmi Science Co., Ltd.*	4,752
655	Hanmi Semiconductor Co., Ltd.	146,777
4,079	Hanon Systems*	13,135
556	Hanwha Aerospace Co., Ltd.	461,089
39,465	Hanwha Corp.*	3,686,000
1,744	Hanwha Life Insurance Co., Ltd.*	5,998
1,994	Hanwha Ocean Co., Ltd.*	195,385
1,609	Hanwha Solutions Corp.*	59,183
23,382	Hanwha Systems Co., Ltd.*	1,843,163
774	Hanwha Vision Co., Ltd.*	45,847
701	HD Hyundai Co., Ltd.	142,239
353	HD Hyundai Electric Co., Ltd.	257,028
4,639	HD Hyundai Heavy Industries Co., Ltd.	1,940,240
213	HD Hyundai Marine Solution Co., Ltd.	27,289
12,501	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,902,753
661	HL Mando Co., Ltd.	28,794
1,750	HLB Inc.*	63,019
4,819	HMM Co., Ltd.	71,429
520	Hotel Shilla Co., Ltd.*	17,303
72,792	HPSP Co., Ltd.	2,264,852
325	HYBE Co., Ltd.*	87,521
80	Hyosung Heavy Industries Corp.	156,544
192	Hyundai Autoever Corp.	66,722
4,558	Hyundai Department Store Co., Ltd.	348,187
1,268	Hyundai Engineering & Construction Co., Ltd.	144,739
15,539	Hyundai Glovis Co., Ltd.	3,121,052
966	Hyundai Marine & Fire Insurance Co., Ltd.*	23,036
949	Hyundai Mobis Co., Ltd.	341,012
2,904	Hyundai Motor Co.	1,173,143
1,144	Hyundai Rotem Co., Ltd.	182,932
1,743	Hyundai Steel Co.	56,253
41,493	iM Financial Group Co., Ltd.	529,872
3,442	Industrial Bank of Korea	61,468

See Notes to Financial Statements.
115

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
26,758	ISC Co., Ltd.	$3,575,498
4,959	Kakao Corp.	214,303
1,210	Kakao Games Corp.*	12,287
3,172	KakaoBank Corp.	59,768
554	Kakaopay Corp.*	25,751
1,709	Kangwon Land Inc.	22,772
5,750	KB Financial Group Inc.	633,800
112	KCC Corp.	50,583
190	KEPCO Plant Service & Engineering Co., Ltd.*	8,172
4,131	Kia Corp.	589,154
13,734	Korea Aerospace Industries Ltd.	1,827,824
3,960	Korea Electric Power Corp.	160,685
280	Korea Gas Corp.	8,008
631	Korea Investment Holdings Co., Ltd.	113,126
81	Korea Zinc Co., Ltd.	114,324
2,382	Korean Air Lines Co., Ltd.*	46,493
480	Krafton Inc.*	82,773
1,607	KT&G Corp.	181,945
176	Kumho Petrochemical Co., Ltd.*	18,737
26,299	Kumho Tire Co., Inc.*	127,466
539	L&F Co., Ltd.*	46,974
831	LG Chem Ltd.	226,301
430	LG CNS Co., Ltd.	22,214
1,418	LG Corp.	105,979
5,562	LG Display Co., Ltd.*	55,308
1,982	LG Electronics Inc.	200,395
682	LG Energy Solution Ltd.*	201,922
212	LG H&H Co., Ltd.	39,283
20,476	LG Innotek Co., Ltd.	4,531,212
3,143	LG Uplus Corp.	36,093
187	LIG Nex1 Co., Ltd.*	66,376
460	Lotte Chemical Corp.	30,612
368	Lotte Shopping Co., Ltd.	27,530
314	LS Corp.*	62,150
242	LS Electric Co., Ltd.	132,024
55,939	LX INTERNATIONAL Corp.	1,650,867
1,180	Meritz Financial Group Inc.*	104,172
3,433	Mirae Asset Securities Co., Ltd.	171,315
968	Misto Holdings Corp.	32,674
2,432	NAVER Corp.	430,112
276	NCSoft Corp.	44,299
451	Netmarble Corp.(a)	16,465
2,677	NH Investment & Securities Co., Ltd.	65,911

See Notes to Financial Statements.
116

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
66	NongShim Co., Ltd.*	$19,696
276	Orion Corp.*	25,556
5,618	Pan Ocean Co., Ltd.	20,590
5,195	Park Systems Corp.	1,041,857
607	Pearl Abyss Corp.*	22,600
1,105	Posco DX Co., Ltd.	30,118
481	POSCO Future M Co., Ltd.*	82,421
1,133	POSCO Holdings Inc.	322,585
744	Posco International Corp.	37,343
478	S-1 Corp.	29,144
1,519	Samsung Biologics Co., Ltd.*(a)	1,873,134
1,189	Samsung C&T Corp.	289,069
188	Samsung Card Co., Ltd.	8,227
136,518	Samsung E&A Co., Ltd.	3,448,338
953	Samsung Electro-Mechanics Co., Ltd.	295,554
13,242	Samsung Electronics Co., Ltd.	1,325,230
225,556	Samsung Electronics Co., Ltd.	33,848,602
106	Samsung Episholdings Co., Ltd.*	49,685
6,608	Samsung Fire & Marine Insurance Co., Ltd.	2,420,830
10,204	Samsung Heavy Industries Co., Ltd.*	204,847
1,212	Samsung Life Insurance Co., Ltd.	193,455
1,017	Samsung SDI Co., Ltd.*	329,752
628	Samsung SDS Co., Ltd.	84,842
8,972	Samsung Securities Co., Ltd.	664,633
60	Samyang Foods Co., Ltd.	50,853
6,598	Shinhan Financial Group Co., Ltd.	443,269
481	SK Biopharmaceuticals Co., Ltd.*	39,979
416	SK Bioscience Co., Ltd.*	14,144
30,322	SK hynix Inc.	22,210,166
390	SK IE Technology Co., Ltd.*(a)	7,284
560	SK Inc.	155,737
1,065	SK Innovation Co., Ltd.	94,367
1,532	SK Square Co., Ltd.*	684,350
389	SKC Co., Ltd.*	30,533
841	S-Oil Corp.*	64,357
11,903	Woori Financial Group Inc.	297,414
9,086	Youngone Corp.	611,486
1,013	Yuhan Corp.	77,460
	Total South Korea	117,336,369
Spain – 1.4%
396	Acciona SA	115,595
3,036	ACS Actividades de Construccion y Servicios SA	393,510
11,182	Aena SME SA(a)	353,009

See Notes to Financial Statements.
117

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Spain – (continued)
62,085	Amadeus IT Group SA	$3,854,722
92,807	Banco Bilbao Vizcaya Argentaria SA	2,149,697
86,867	Banco de Sabadell SA	323,694
243,002	Banco Santander SA	3,042,276
10,265	Bankinter SA	172,062
585,476	CaixaBank SA	7,283,403
9,334	Cellnex Telecom SA(a)	354,124
796	Corp. ACCIONA Energias Renovables SA	20,601
5,186	EDP Renovaveis SA	81,823
436,684	Enagas SA	7,920,296
5,260	Endesa SA	214,952
4,553	Grifols SA	57,464
4,065	Grifols SA, Class B Shares	36,990
110,208	Iberdrola SA	2,610,986
17,947	Industria de Diseno Textil SA	1,205,741
13,582	Mapfre SA	62,913
6,070	Merlin Properties Socimi SA	107,350
4,087	Naturgy Energy Group SA	127,212
6,619	Redeia Corp. SA	123,062
18,428	Repsol SA	414,793
67,829	Telefonica SA	308,525
	Total Spain	31,334,800
Sweden – 2.6%
3,110	AAK AB	85,221
3,335	AddTech AB, Class B Shares	123,698
4,262	Alfa Laval AB	252,719
28,224	Ambea AB	405,760
196,586	Assa Abloy AB, Class B Shares	8,422,958
41,590	Atlas Copco AB, Class A Shares	903,360
23,597	Atlas Copco AB, Class B Shares	446,287
1,634	Axfood AB	59,547
6,978	Beijer Ref AB, Class B Shares	109,573
144,734	Boliden AB*	11,545,228
6,203	Castellum AB	82,555
958,767	Elekta AB, Class B Shares	6,202,532
9,284	Epiroc AB, Class A Shares	280,559
7,392	Epiroc AB, Class B Shares	192,935
9,473	EQT AB	292,584
116,266	Essity AB, Class B Shares	3,700,145
2,238	Evolution AB(a)	136,020
9,511	Fastighets AB Balder, Class B Shares*	71,527
292,952	Getinge AB, Class B Shares	6,604,193
7,887	H & M Hennes & Mauritz AB, Class B Shares	168,661

See Notes to Financial Statements.
118

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Sweden – (continued)
34,074	Hexagon AB, Class B Shares	$388,695
1,350	Holmen AB, Class B Shares	53,340
2,066	Industrivarden AB, Class A Shares	117,687
2,211	Industrivarden AB, Class C Shares	125,419
4,024	Indutrade AB	105,016
2,486	Investment AB Latour, Class B Shares	63,698
7,882	Investor AB, Class A Shares	326,886
29,611	Investor AB, Class B Shares	1,238,341
1,374	L E Lundbergforetagen AB, Class B Shares	90,301
3,524	Lifco AB, Class B Shares	125,711
26,122	Nibe Industrier AB, Class B Shares	107,740
5,802	Saab AB, Class B Shares	419,654
3,642	Sagax AB, Class B Shares	77,031
963	Sagax AB, Class D Shares	3,738
47,969	Sandvik AB	2,131,061
7,751	Securitas AB, Class B Shares	138,192
24,545	Skandinaviska Enskilda Banken AB, Class A Shares(c)	523,931
5,786	Skanska AB, Class B Shares	177,722
5,859	SKF AB, Class B Shares	168,863
6,237	Spotify Technology SA*	3,211,681
11,605	SSAB AB, Class B Shares	102,774
198,161	Svenska Cellulosa AB SCA, Class B Shares	2,695,965
24,886	Svenska Handelsbanken AB, Class A Shares	398,445
3,604	Sweco AB, Class B Shares	57,762
13,339	Swedbank AB, Class A Shares(c)	514,734
3,076	Swedish Orphan Biovitrum AB*	134,783
9,594	Tele2 AB, Class B Shares	202,822
45,045	Telefonaktiebolaget LM Ericsson, Class B Shares	523,048
37,265	Telia Co. AB	191,349
3,136	Trelleborg AB, Class B Shares	137,410
2,667	Volvo AB, Class A Shares	103,939
25,656	Volvo AB, Class B Shares(c)	999,258
13,221	Volvo Car AB, Class B Shares*	36,406
	Total Sweden	55,779,464
Switzerland – 4.9%
25,701	ABB Ltd., Class Registered Shares	2,384,369
2,750	Adecco Group AG, Class Registered Shares	77,657
41,771	Alcon AG	3,669,005
207,271	Amcor PLC	10,038,135
8,248	Amrize Ltd.*	528,187
1,453	Avolta AG	95,348
391	Bachem Holding AG, Class B Shares	30,233
450	Banque Cantonale Vaudoise, Class Registered Shares	69,013

See Notes to Financial Statements.
119

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
64	Barry Callebaut AG, Class Registered Shares	$120,299
156	Belimo Holding AG, Class Registered Shares	157,723
295	BKW AG	58,125
88	Chocoladefabriken Lindt & Spruengli AG	1,449,132
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	329,887
3,301	Coca-Cola HBC AG*	213,275
35,257	Compania Financiere Richemont SA, Class Registered Shares	7,148,383
512	DKSH Holding AG	41,295
2,846	DSM-Firmenich AG	203,289
30	Emmi AG, Class Registered Shares	31,614
106	EMS-Chemie Holding AG, Class Registered Shares	87,693
347	Flughafen Zurich AG, Class Registered Shares	118,853
2,813	Galderma Group AG	533,559
509	Geberit AG, Class Registered Shares	426,460
1,268	Georg Fischer AG, Class Registered Shares	79,817
126	Givaudan SA, Class Registered Shares	507,117
986,641	Glencore PLC*	7,100,143
1,251	Helvetia Baloise Holding AG	324,669
8,251	Holcim AG*	759,446
187,732	Julius Baer Group Ltd.	15,918,056
779	Kuehne + Nagel International AG, Class Registered Shares	180,219
2,370	Logitech International SA, Class Registered Shares	217,883
1,173	Lonza Group AG, Class Registered Shares	818,539
41,174	Nestle SA, Class Registered Shares	4,488,203
23,200	Novartis AG, ADR	3,911,984
8,179	Novartis AG, Class Registered Shares	1,382,801
358	Partners Group Holding AG	396,719
673	PSP Swiss Property AG, Class Registered Shares	145,066
465	Roche Holding AG	230,733
25,121	Roche Holding AG	11,993,624
73,935	Sandoz Group AG	6,510,994
5,470	Schindler Holding AG	2,080,265
357	Schindler Holding AG, Class Registered Shares	130,206
2,764	SGS SA, Class Registered Shares	348,662
4,817	SIG Group AG*	78,296
14,996	Sika AG, Class Registered Shares	3,081,658
9,670	Sonova Holding AG, Class Registered Shares	2,507,924
10,816	STMicroelectronics NV	363,054
1,750	Straumann Holding AG, Class Registered Shares	210,646
547	Swatch Group AG	139,092
546	Swatch Group AG, Class Registered Shares	27,275
475	Swiss Life Holding AG, Class Registered Shares	542,990
1,308	Swiss Prime Site AG, Class Registered Shares	249,618

See Notes to Financial Statements.
120

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
4,884	Swiss Re AG	$859,415
428	Swisscom AG, Class Registered Shares	401,505
140	Swissquote Group Holding SA, Class Registered Shares	74,903
819	Temenos AG, Class Registered Shares	76,139
242,937	UBS Group AG, Class Registered Shares	10,126,028
431	VAT Group AG(a)	307,457
90	VZ Holding AG	16,942
2,325	Zurich Insurance Group AG	1,750,809
	Total Switzerland	106,150,431
Taiwan – 4.2%
137,000	Arcadyan Technology Corp.	851,969
5,702	ASPEED Technology Inc.	1,743,798
45,088	Chroma ATE Inc.	1,951,277
95,007	Delta Electronics Inc.	4,278,477
178,449	E Ink Holdings Inc.	1,063,512
24,146	eMemory Technology Inc.	1,921,643
34,000	FIT Hon Teng Ltd.*(a)	27,169
188,000	Hon Hai Precision Industry Co., Ltd.	1,441,031
122,000	ITE Technology Inc.	476,097
613,000	Kinpo Electronics	503,141
328,000	Primax Electronics Ltd.	855,252
225,000	Simplo Technology Co., Ltd.	2,388,430
1,352,000	Supreme Electronics Co., Ltd.	3,055,713
273,000	Synnex Technology International Corp.	625,707
188,000	T3EX Global Holdings Corp.	385,374
1,047,338	Taiwan Semiconductor Manufacturing Co., Ltd.	65,485,264
1,659	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	621,428
164,000	Tripod Technology Corp.	2,016,599
130,000	Wah Lee Industrial Corp.	532,428
268,000	WNC Corp.	1,575,800
133,000	WT Microelectronics Co., Ltd.	767,255
	Total Taiwan	92,567,364
Thailand – 0.1%
1,519,800	Regional Container Lines PCL(b)	1,503,663
142,400	Thai Beverage PCL	51,743
2,819,500	True Corp. PCL, NVDR	1,314,573
	Total Thailand	2,869,979
Turkey – 0.0%
261,427	Torunlar Gayrimenkul Yatirim Ortakligi AS	506,520
United Arab Emirates – 0.0%
1,216,816	Dubai Residential REIT	463,710

See Notes to Financial Statements.
121

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – 9.3%
40,980	3i Group PLC	$1,819,974
4,207	Admiral Group PLC	167,992
7,340	Airtel Africa PLC(a)	34,543
34,824	Anglo American PLC	1,732,980
6,972	Ashtead Group PLC	501,870
4,682	Associated British Foods PLC	124,302
24,250	AstraZeneca PLC	5,054,912
24,477	AstraZeneca PLC	5,155,102
14,106	Auto Trader Group PLC(a)	93,563
50,577	Aviva PLC	465,132
48,954	BAE Systems PLC	1,406,071
56,522	Balfour Beatty PLC	576,382
1,305,181	Barclays PLC	7,880,893
22,663	Barratt Redrow PLC	112,076
9,913	Beazley PLC	168,830
1,417	Berkeley Group Holdings PLC	82,764
260,021	BP PLC	1,681,275
281,026	Bridgepoint Group PLC	953,704
34,774	British American Tobacco PLC	2,172,486
14,378	British Land Co. PLC	79,079
93,529	BT Group PLC, Class A Shares	272,679
5,679	Bunzl PLC	167,481
6,390	Burberry Group PLC*	99,465
3,558,181	Centrica PLC	9,555,840
569,328	Chemring Group PLC	4,089,115
595,605	CNH Industrial NV	7,325,941
3,623	Coca-Cola Europacific Partners PLC	398,850
27,512	Compass Group PLC	848,150
21,268	Computacenter PLC	908,448
29,757	Convatec Group PLC(a)	103,472
19,527	Croda International PLC	812,336
595,647	Currys PLC	1,292,530
170,585	Diageo PLC	3,814,071
2,036	Diploma PLC	155,687
204,980	Drax Group PLC	2,451,218
450,043	easyJet PLC	2,804,909
3,148	Endeavour Mining PLC	226,666
9,845	Entain PLC	76,344
237,118	Firstgroup PLC	587,923
65,941	GSK PLC	1,955,747
1,456,459	Haleon PLC	7,973,786
6,260	Halma PLC	351,464
2,836	Hikma Pharmaceuticals PLC	49,989

See Notes to Financial Statements.
122

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
9,170	Howden Joinery Group PLC	$119,809
280,694	HSBC Holdings PLC	5,275,926
4,512	ICG PLC	101,805
132,034	IMI PLC	5,147,201
12,864	Imperial Brands PLC	576,315
91,160	Inchcape PLC	1,091,618
21,794	Informa PLC	245,501
2,421	InterContinental Hotels Group PLC	332,887
39,283	International Consolidated Airlines Group SA	224,474
2,539	Intertek Group PLC	161,155
28,437	J Sainsbury PLC	133,961
38,702	JD Sports Fashion PLC	42,536
116,851	JET2 PLC	1,972,784
55,219	Keller Group PLC	1,500,168
29,774	Kingfisher PLC	148,648
13,397	Land Securities Group PLC	116,256
2,136,072	Legal & General Group PLC	7,784,494
3,441,192	Lloyds Banking Group PLC	4,721,267
49,040	London Stock Exchange Group PLC	5,822,398
2,756,198	LondonMetric Property PLC	7,967,932
2,091,966	M&G PLC	8,924,422
32,689	Marks & Spencer Group PLC	173,899
20,772	Melrose Industries PLC	159,261
6,459	Mondi PLC	76,902
82,092	National Grid PLC	1,538,806
1,040,970	NatWest Group PLC	8,678,096
1,869	Next PLC	340,638
309,651	Patisserie Holdings PLC*(b)(e)	4,173
10,518	Pearson PLC	135,941
5,491	Persimmon PLC	111,482
13,431	Phoenix Group Holdings PLC	138,254
671,668	QinetiQ Group PLC	4,557,033
40,355	Reckitt Benckiser Group PLC	3,541,449
152,494	RELX PLC	5,290,507
40,528	Rentokil Initial PLC	249,567
11,905	Rightmove PLC	71,850
16,739	Rio Tinto PLC	1,664,032
138,952	Rolls-Royce Holdings PLC	2,535,033
16,224	Sage Group PLC	179,739
11,161	Schroders PLC	87,807
175,474	Segro PLC	1,987,284
4,646	Severn Trent PLC	205,334
94,534	Shell PLC	3,931,278

See Notes to Financial Statements.
123

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
212,758	Smith & Nephew PLC	$3,923,090
5,369	Smiths Group PLC	197,765
16,299	Spirax Group PLC	1,735,170
19,486	SSE PLC	706,576
477,497	St James’s Place PLC	8,659,635
399,186	Standard Chartered PLC	9,842,227
55,156	Taylor Wimpey PLC	83,952
104,671	Tesco PLC	675,710
85,778	Unilever PLC	6,309,726
5,716	UNITE Group PLC	38,792
10,887	United Utilities Group PLC	204,507
4,381	Verisure PLC*	48,876
304,597	Vodafone Group PLC	470,130
4,152	Weir Group PLC	197,232
2,764	Whitbread PLC	96,396
14,904	Willis Towers Watson PLC	4,548,254
11,589	Wise PLC, Class A Shares*	133,892
18,785	WPP PLC	69,819
12,330	YuLife Holdings Ltd., Private Placement, Class C Shares*@(b)(e)	151,543
201,385	Zigup PLC	1,113,217
	Total United Kingdom	203,862,472
United States – 1.1%
29,375	Agilent Technologies Inc.	3,565,537
2,394	BeOne Medicines Ltd., ADR*	758,874
2,500	Broadcom Inc.	798,875
6,357	Brookfield Asset Management Ltd., Class A Shares	296,766
572	Canva Inc., Private Placement*@(b)(e)	855,952
122,760	Codere Online Luxembourg SA Private Shares*(b)	994,356
76,169	Coupang Inc., Class A Shares*	1,453,305
31,633	Dauch Corp.*	198,657
13,870	GQG Partners Inc., CDI	18,133
1,350	Light & Wonder Inc., CDI*	128,698
1,864	Mastercard Inc., Class A Shares	964,079
7,670	Philip Morris International Inc.	1,432,986
2,800	RB Global Inc.(b)	282,011
5,221	Restaurant Brands International Inc.	374,498
20,700	Samsonite Group SA(a)	51,008
228,718	Sensata Technologies Holding PLC	8,540,330
8,557	Waters Corp.*	2,732,935
	Total United States	23,447,000
Uruguay – 0.1%
1,793	MercadoLibre Inc.*	3,151,341

See Notes to Financial Statements.
124

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Vietnam – 0.1%
811,560	Asia Commercial Bank JSC	$764,203
158,000	Bank for Foreign Trade of Vietnam JSC	393,280
627,200	Hoa Phat Group JSC*	693,356
380,300	Military Commercial Joint Stock Bank	415,607
	Total Vietnam	2,266,446
	TOTAL COMMON STOCKS (Cost - $1,300,040,363)	1,992,030,580
EXCHANGE TRADED FUNDS (ETFs) – 6.9%
United States – 6.9%
491,399	Avantis Emerging Markets Equity	43,587,091
1,237,340	iShares Core MSCI Emerging Markets	94,978,219
134,795	iShares MSCI EAFE Value	10,751,249
11,886	Vanguard FTSE All World ex-US Small-Capital	1,902,354
	Total United States	151,218,913
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $122,276,171)	151,218,913
PREFERRED STOCKS – 0.3%
Germany – 0.3%
134,521	Dr Ing hc F Porsche AG(a)	6,576,336
United States – 0.0%
31	Canva Inc., Series A, Private Placement*@(b)(e)	46,389
1	Canva Inc., Series A-3, Private Placement*@(b)(e)	1,496
	Total United States	47,885
	TOTAL PREFERRED STOCKS (Cost – $6,854,593)	6,624,221
WARRANTS – 0.0%
Canada – 0.0%
2,323	Constellation Software Inc.*(e)	—
United States – 0.0%
915	Codere Online Luxembourg SA*	568
	TOTAL WARRANTS (Cost – $0)	568
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,429,171,127)	2,149,874,282

Face Amount†
SHORT-TERM INVESTMENTS – 1.3%
TIME DEPOSITS – 0.8%
	ANZ National Bank - Hong Kong:
4,379,866HKD	0.660% due 3/2/26	559,845
558,154AUD	2.500% due 3/2/26	397,182
	Brown Brothers Harriman - Grand Cayman:
1SGD	0.280% due 3/2/26	1
4DKK	0.650% due 3/2/26	1

See Notes to Financial Statements.
125

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – (continued)
TIME DEPOSITS – (continued)
515,679CAD	1.100% due 3/2/26	$377,981
28,063NZD	1.400% due 3/2/26	16,832
1,460,621NOK	2.700% due 3/2/26	153,598
29,812ZAR	4.400% due 3/2/26	1,872
	Citibank - London:
1,478,575EUR	0.880% due 3/2/26	1,747,084
404,637GBP	2.680% due 3/2/26	545,309
673,539	Citibank - New York, 2.980% due 3/2/26	673,539
127,694SGD	Hong Kong & Shanghai Bank - Singapore, 0.280% due 3/2/26	100,948
8,433,643	JPMorgan Chase & Co. - New York, 2.980% due 3/2/26	8,433,643
	Skandinaviska Enskilda Banken AB - Stockholm:
4,487CHF	(0.430)% due 3/2/26	5,837
679,208DKK	0.650% due 3/2/26	107,408
73,436SEK	0.670% due 3/2/26	8,134
2,140,856	2.980% due 3/2/26	2,140,856
160,907,351JPY	Sumitomo Mitsui Banking Corp. - Tokyo, 0.200% due 3/2/26	1,030,434
	TOTAL TIME DEPOSITS (Cost – $16,300,504)	16,300,504
U.S. GOVERNMENT AGENCY – 0.5%
11,270,000	Federal Home Loan Bank Discount Notes, 3.481% due 3/2/26(f) (Cost – $11,268,910)	11,268,910
	TOTAL SHORT-TERM INVESTMENTS (Cost – $27,569,414)	27,569,414

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.7%
MONEY MARKET FUND – 0.7%
15,763,800	Federated Government Obligations Fund, Premier Class, 3.593%(g) (Cost – $15,763,800)	15,763,800
	TOTAL INVESTMENTS - 100.4% (Cost - $1,472,504,341)	2,193,207,496
	Liabilities in Excess of Other Assets – (0.4)%	(9,474,242)
	TOTAL NET ASSETS – 100.0%	$2,183,733,254

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $53,891,297 and represents 2.47% of net assets.

(b)	Illiquid security. The aggregate value of illiquid holdings at February 28, 2026, amounts to $4,465,095 and represents 0.20% of net assets.
(c)	All or a portion of this security is on loan (See Note 5).
(d)	Security trades on the Hong Kong exchange.
See Notes to Financial Statements.
126

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(continued)
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Rate shown represents yield-to-maturity.
(g)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/2021	$397,070	$855,952	0.04%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	46,389	0.00%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	1,496	0.00%*
Novatek PJSC, Class Registered Shares, GDR	3/19/2020	251,081	88	0.00%*
Novatek PJSC, GDR	4/25/2022	52,881	24	0.00%*
Sberbank of Russia PJSC	4/6/2017	557,253	733	0.00%*
YuLife Holdings Ltd., Private Placement, Class C Shares	10/11/2022	243,652	151,543	0.01%
Tongcheng Travel Holdings Ltd.	3/28/2025	118,294	1,409,277	0.06%
			$2,465,502	0.11%

*	Position represents less than 0.005%
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CDI	— Clearing House Electronics Systems (CHESS) Depositary Interest
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depository Receipts
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
Summary of Investments by Security Sector^

Financial	20.8%
Industrial	19.7
Consumer Non-cyclical	12.0
Technology	10.3
Basic Materials	7.9
Consumer Cyclical	7.6
Communications	4.8
Energy	4.3
Utilities	3.7
Diversified	0.0*
Exchange Traded Funds (ETFs)	6.9
Short-Term Investments	1.3
Money Market Fund	0.7
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
See Notes to Financial Statements.
127

Schedules of Investments
February 28, 2026
Destinations International Equity Fund(concluded)
At February 28, 2026, Destinations International Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index March Futures	37	3/26	$5,395,376	$5,855,435	$460,059

At February 28, 2026, Destinations International Equity Fund had deposited cash of $287,359 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand
See Notes to Financial Statements.
128

Schedules of Investments
February 28, 2026
Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS – 83.1%
BASIC MATERIALS – 3.6%
Chemicals – 0.9%
24,881	DSM-Firmenich AG	$1,777,242
41,100	Nutrien Ltd.	3,085,377
	Total Chemicals	4,862,619
Mining – 2.7%
21,138	Agnico Eagle Mines Ltd.	5,318,321
73,840	BHP Group Ltd.	3,010,921
6,353	Southern Copper Corp.	1,386,860
33,790	Valterra Platinum Ltd.	4,013,685
	Total Mining	13,729,787
	TOTAL BASIC MATERIALS	18,592,406
COMMUNICATIONS – 6.2%
Advertising – 0.3%
16,646	Publicis Groupe SA	1,484,184
Internet – 1.0%
8,683	Alphabet Inc., Class A Shares	2,707,012
3,592	Meta Platforms Inc., Class A Shares	2,328,263
	Total Internet	5,035,275
Media – 0.8%
98,750	Informa PLC	1,112,380
30,311	Walt Disney Co.	3,214,179
	Total Media	4,326,559
Telecommunications – 4.1%
82,890	AT&T Inc.	2,321,749
31,797	Cisco Systems Inc.	2,526,590
36,500	Deutsche Telekom AG, Class Registered Shares	1,468,821
663,400	Singapore Telecommunications Ltd.	2,642,119
118,991	Telenor ASA	2,202,874
23,005	T-Mobile US Inc.	4,994,155
106,000	Verizon Communications Inc.	5,314,840
	Total Telecommunications	21,471,148
	TOTAL COMMUNICATIONS	32,317,166
CONSUMER CYCLICAL – 4.2%
Auto Manufacturers – 0.5%
31,620	General Motors Co.	2,488,810
Distribution/Wholesale – 0.6%
69,000	Mitsui & Co., Ltd.	2,587,655
1,135	Watsco Inc.	473,669
	Total Distribution/Wholesale	3,061,324
Entertainment – 0.3%
68,491	Universal Music Group NV	1,546,443

See Notes to Financial Statements.
129

Schedules of Investments
February 28, 2026
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 2.8%
23,825	Best Buy Co., Inc.	$1,476,435
12,287	Darden Restaurants Inc.	2,627,575
11,699	Home Depot Inc.	4,454,043
24,127	Industria de Diseno Textil SA	1,620,935
4,420	McDonald’s Corp.(a)	1,507,485
21,246	Walmart Inc.	2,718,426
	Total Retail	14,404,899
	TOTAL CONSUMER CYCLICAL	21,501,476
CONSUMER NON-CYCLICAL – 17.2%
Agriculture – 2.6%
22,000	Altria Group Inc.	1,518,880
106,100	British American Tobacco PLC	6,628,537
27,568	Philip Morris International Inc.	5,150,529
	Total Agriculture	13,297,946
Beverages – 2.3%
69,528	Coca-Cola Co.	5,670,704
19,168	Heineken NV	1,776,074
25,300	PepsiCo Inc.	4,294,422
	Total Beverages	11,741,200
Biotechnology – 1.0%
7,682	Amgen Inc.	2,981,845
3,049	Regeneron Pharmaceuticals Inc.	2,383,312
	Total Biotechnology	5,365,157
Cosmetics/Personal Care – 0.8%
475,419	Haleon PLC	2,602,812
10,427	Procter & Gamble Co.	1,743,395
	Total Cosmetics/Personal Care	4,346,207
Food – 1.6%
11,087	Hershey Co.	2,619,636
18,097	McCormick & Co., Inc.	1,285,611
70,870	Mondelez International Inc., Class A Shares	4,364,175
	Total Food	8,269,422
Healthcare-Products – 0.6%
28,183	Abbott Laboratories	3,279,092
Healthcare-Services – 0.7%
6,688	Elevance Health Inc.	2,140,160
75,150	Sonic Healthcare Ltd.	1,277,959
	Total Healthcare-Services	3,418,119
Household Products/Wares – 0.4%
19,800	Kimberly-Clark Corp.	2,206,512

See Notes to Financial Statements.
130

Schedules of Investments
February 28, 2026
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 7.2%
17,272	AbbVie Inc.	$4,008,486
29,439	AstraZeneca PLC	6,162,171
42,697	Merck & Co., Inc.	5,286,742
225,575	Pfizer Inc.	6,237,149
5,297	Roche Holding AG	2,528,969
51,406	Roche Holding AG, ADR(b)	3,061,227
78,965	Sanofi SA	7,669,276
6,950	UCB SA	2,070,878
	Total Pharmaceuticals	37,024,898
	TOTAL CONSUMER NON-CYCLICAL	88,948,553
ENERGY – 9.4%
Oil & Gas – 6.2%
53,823	Chevron Corp.	10,051,983
12,115	ConocoPhillips(a)	1,374,568
8,505	Expand Energy Corp.	917,860
49,634	Exxon Mobil Corp.	7,569,185
59,290	Noble Corp. PLC	2,693,545
60,548	Shell PLC	2,517,941
91,105	TotalEnergies SE	7,284,395
	Total Oil & Gas	32,409,477
Pipelines – 3.2%
10,847	Cheniere Energy Inc.	2,556,963
106,625	Enbridge Inc.	5,663,794
14,600	Pembina Pipeline Corp.*	642,254
3,130	Targa Resources Corp.	738,054
74,426	TC Energy Corp.	4,781,528
28,286	Williams Cos., Inc.	2,113,530
	Total Pipelines	16,496,123
	TOTAL ENERGY	48,905,600
FINANCIAL – 20.0%
Banks – 10.2%
43,295	Bank of America Corp.	2,157,390
18,575	Bank of Montreal	2,672,769
41,650	Fifth Third Bancorp	2,060,425
1,601	Goldman Sachs Group Inc.	1,376,172
136,290	Huntington Bancshares Inc.	2,289,672
86,832	ING Groep NV	2,505,037
19,636	JPMorgan Chase & Co.(a)	5,896,691
12,095	Morgan Stanley	2,013,938
127,727	Nordea Bank Abp	2,477,440
140,856	Oversea-Chinese Banking Corp., Ltd.	2,375,896
23,904	PNC Financial Services Group Inc.	5,076,014

See Notes to Financial Statements.
131

Schedules of Investments
February 28, 2026
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
140,880	Sumitomo Mitsui Trust Group Inc.	$4,936,772
92,404	Truist Financial Corp.	4,556,441
97,293	US Bancorp	5,318,035
84,586	Wells Fargo & Co.	6,889,530
	Total Banks	52,602,222
Diversified Financial Services – 1.4%
16,575	CME Group Inc., Class A Shares(a)	5,295,712
7,896	Deutsche Boerse AG	2,167,743
	Total Diversified Financial Services	7,463,455
Equity Real Estate Investment Trusts (REITs) – 4.8%
20,000	American Tower Corp.	3,837,200
157,885	Brixmor Property Group Inc.	4,779,179
68,900	Invitation Homes Inc.	1,814,826
203,575	Kimco Realty Corp.	4,794,191
47,637	NNN REIT Inc.	2,158,909
36,925	Prologis Inc.	5,264,397
9,800	Terreno Realty Corp.	647,388
15,985	Ventas Inc.	1,377,268
	Total Equity Real Estate Investment Trusts (REITs)	24,673,358
Insurance – 3.2%
10,769	Allianz SE, Class Registered Shares	4,862,345
31,690	American International Group Inc.	2,550,728
1,750	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,148,455
28,731	NN Group NV	2,339,888
316,174	Prudential PLC	4,812,587
14,565	Unum Group	1,044,747
	Total Insurance	16,758,750
Real Estate – 0.4%
1,371,000	Hang Lung Properties Ltd.	1,797,531
	TOTAL FINANCIAL	103,295,316
INDUSTRIAL – 8.1%
Aerospace/Defense – 1.7%
8,356	Airbus SE	1,812,858
93,315	BAE Systems PLC	2,680,220
5,418	General Dynamics Corp.	1,934,497
7,175	RTX Corp.	1,453,798
109,600	Singapore Technologies Engineering Ltd.	862,524
	Total Aerospace/Defense	8,743,897
Building Materials – 1.4%
13,750	CRH PLC	1,649,725
9,074	Heidelberg Materials AG	2,031,670

See Notes to Financial Statements.
132

Schedules of Investments
February 28, 2026
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – (continued)
94,300	Mitsubishi Electric Corp.	$3,601,528
	Total Building Materials	7,282,923
Electrical Components & Equipment – 1.2%
8,692	Eaton Corp. PLC(a)	3,267,497
20,935	Emerson Electric Co.	3,155,951
	Total Electrical Components & Equipment	6,423,448
Engineering & Construction – 0.8%
54,945	Ferrovial SE	4,119,564
Miscellaneous Manufacturers – 0.4%
6,551	Siemens AG, Class Registered Shares	1,914,657
Packaging & Containers – 1.7%
93,575	Amcor PLC	4,531,837
5,475	Packaging Corp. of America	1,270,967
59,281	Smurfit Westrock PLC	2,786,800
	Total Packaging & Containers	8,589,604
Transportation – 0.9%
52,648	Deutsche Post AG	3,119,943
5,595	Union Pacific Corp.	1,482,563
	Total Transportation	4,602,506
	TOTAL INDUSTRIAL	41,676,599
TECHNOLOGY – 4.0%
Computers – 0.6%
27,700	Amdocs Ltd.	1,933,460
6,337	International Business Machines Corp.	1,522,211
	Total Computers	3,455,671
Semiconductors – 2.5%
6,688	Analog Devices Inc.	2,379,524
10,042	Broadcom Inc.	3,208,921
33,839	Samsung Electronics Co., Ltd.	3,386,531
18,839	Texas Instruments Inc.	3,995,940
	Total Semiconductors	12,970,916
Software – 0.9%
2,822	Microsoft Corp.	1,108,312
36,325	Paychex Inc.	3,401,836
	Total Software	4,510,148
	TOTAL TECHNOLOGY	20,936,735
UTILITIES – 10.4%
Electric – 9.2%
385,770	Algonquin Power & Utilities Corp.	2,692,675
50,355	Alliant Energy Corp.	3,642,681
19,635	American Electric Power Co., Inc.	2,627,556
69,085	CenterPoint Energy Inc.	3,005,197

See Notes to Financial Statements.
133

Schedules of Investments
February 28, 2026
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
3,315	CMS Energy Corp.	$258,802
17,072	Duke Energy Corp.	2,233,871
198,908	Enel SpA	2,396,501
57,825	Evergy Inc.	4,837,639
27,074	Eversource Energy	2,063,309
88,075	FirstEnergy Corp.	4,505,917
407,523	National Grid PLC	7,638,975
78,010	PPL Corp.	3,040,830
21,395	Sempra	2,059,697
12,050	Southern Co.	1,173,429
31,000	WEC Energy Group Inc.	3,625,760
21,000	Xcel Energy Inc.	1,750,560
	Total Electric	47,553,399
Gas – 1.2%
59,130	MDU Resources Group Inc.	1,222,808
32,785	Southwest Gas Holdings Inc.	2,890,654
54,275	UGI Corp.	2,030,428
	Total Gas	6,143,890
	TOTAL UTILITIES	53,697,289
	TOTAL COMMON STOCKS (Cost – $309,578,744)	429,871,140
EXCHANGE TRADED FUNDS (ETFs) – 13.2%
902,845	iShares Core Dividend Growth	66,702,189
13,354	iShares Core High Dividend	1,871,296
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $57,407,280)	68,573,485
LIMITED PARTNERSHIP – 0.5%
ENERGY – 0.5%
Pipelines – 0.5%
68,560	Enterprise Products Partners LP (Cost – $1,608,740)	2,477,758
CONVERTIBLE PREFERRED STOCK – 0.4%
INDUSTRIAL – 0.4%
Aerospace/Defense – 0.4%
32,400	Boeing Co., 6.000% (Cost – $1,792,925)	2,362,932
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $370,387,689)	503,285,315

See Notes to Financial Statements.
134

Schedules of Investments
February 28, 2026
Destinations Equity Income Fund(continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 3.5%
CORPORATE NOTES – 1.4%
3,200	JPMorgan Chase Bank N.A., 11.000% due 7/21/26(c)	$692,097
	Merrill Lynch BV:
20,300	51.464% due 6/8/26(c)(d)	1,747,919
13,000	11.000% due 8/26/26(c)	1,383,450
1,070	Merrill Lynch International & Co. CV, 12.000% due 5/18/26(c)	797,126
	Nomura America Finance LLC:
16,000	12.000% due 8/25/26(c)	1,370,015
4,700	10.000% due 9/22/26(c)	975,730
	TOTAL CORPORATE NOTES (Cost – $6,670,427)	6,966,337
TIME DEPOSITS – 2.1%
	Brown Brothers Harriman – Grand Cayman:
124JPY	0.200% due 3/2/26	1
26,368CAD	1.100% due 3/2/26	19,327
	Citibank – London:
1,181EUR	0.880% due 3/2/26	1,395
27GBP	2.680% due 3/2/26	36
7,410,418	Citibank – New York, 2.980% due 3/2/26	7,410,418
101SGD	Hong Kong & Shanghai Bank – Singapore, 0.280% due 3/2/26	80
608,024	JPMorgan Chase & Co. – New York, 2.980% due 3/2/26	608,024
3CHF	Skandinaviska Enskilda Banken AB – Stockholm, (0.430)% due 3/2/26	4
2,950,571	Sumitomo Mitsui Banking Corp. – Tokyo, 2.980% due 3/2/26	2,950,571
	TOTAL TIME DEPOSITS (Cost – $10,989,856)	10,989,856
	TOTAL SHORT-TERM INVESTMENTS (Cost – $17,660,283)	17,956,193

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.0%
MONEY MARKET FUND – 0.0%
5,423	Federated Government Obligations Fund, Premier Class, 3.593%(e) (Cost – $5,423)	5,423
	TOTAL INVESTMENTS – 100.7% (Cost – $388,053,395)	521,246,931
	Liabilities in Excess of Other Assets – (0.7)%	(3,800,456)
	TOTAL NET ASSETS – 100.0%	$517,446,475

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(b)	All or a portion of this security is on loan (See Note 5).
(c)	Illiquid security. The aggregate value of illiquid holdings at February 28, 2026, amounts to $6,966,337 and represents 1.35% of net assets.
See Notes to Financial Statements.
135

Schedules of Investments
February 28, 2026
Destinations Equity Income Fund(continued)
(d)	Rate shown represents yield-to-maturity.
(e)	Represents investment of collateral received from securities lending transactions.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
Summary of Investments by Security Sector^

Financial	19.8%
Consumer Non-cyclical	17.1
Utilities	10.3
Energy	9.9
Industrial	8.4
Communications	6.2
Consumer Cyclical	4.1
Technology	4.0
Basic Materials	3.6
Exchange Traded Funds (ETFs)	13.2
Short-Term Investments	3.4
Money Market Fund	0.0*
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
10	$251,600	Agnico Eagle Mines Ltd., Call	BNP	3/20/26	$280.00	$(2,420)
50	270,200	Alexandria Real Estate Equities Inc., Put	BNP	3/20/26	45.00	(1,000)
15	320,775	Darden Restaurants Inc., Call	BNP	3/20/26	250.00	(600)
15	226,125	Emerson Electric Co., Call	BNP	3/20/26	170.00	(1,125)
3	257,871	Goldman Sachs Group Inc., Call	BNP	3/20/26	1,150.00	(3)
20	247,640	Merck Co., Call	BNP	3/20/26	130.00	(1,540)
20	247,640	Merck Co., Call	BNP	4/17/26	135.00	(2,400)
15	249,765	Morgan Stanley, Call	BNP	3/20/26	220.00	(915)
50	310,900	NIKE Inc., Put	BNP	3/20/26	45.00	(300)
50	310,900	NIKE Inc., Put	BNP	3/20/26	47.50	(250)
12	224,196	Philip Morris International Inc., Call	BNP	3/20/26	210.00	(216)
10	218,300	Southern Copper Corp., Call	BNP	3/20/26	190.00	(31,200)
5	109,150	Southern Copper Corp., Call	BNP	3/20/26	250.00	(1,500)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $20,260)				$(43,469)

See Notes to Financial Statements.
136

Schedules of Investments
February 28, 2026
Destinations Equity Income Fund(concluded)
Currency Abbreviations used in this schedule:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SGD	— Singapore Dollar
Counterparty Abbreviations used in this schedule:
BNP	— BNP Paribas SA
See Notes to Financial Statements.
137

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 28.9%
U.S. GOVERNMENT AGENCIES – 0.8%
$4,990,000	Federal Farm Credit Banks Funding Corp., 2.490% due 6/30/36	$4,201,800
	Federal Home Loan Banks:
2,700,000	1.700% due 9/4/35	2,159,398
2,285,000	1.930% due 2/11/36	1,835,056
4,302,000	Federal National Mortgage Association, 1.625% due 8/24/35	3,438,485
	TOTAL U.S. GOVERNMENT AGENCIES	11,634,739
U.S. GOVERNMENT OBLIGATIONS – 28.1%
	U.S. Treasury Bonds:
22,000,000	1.125% due 5/15/40	14,440,937
2,790,000	1.375% due 11/15/40	1,873,332
7,050,000	1.875% due 2/15/41	5,089,494
14,565,000	2.000% due 11/15/41	10,509,558
5,735,000	3.375% due 8/15/42	4,997,067
33,950,000	3.875% due 2/15/43	31,454,145
6,715,000	3.625% due 2/15/44	5,953,005
12,905,000	3.375% due 5/15/44	11,011,594
980,000	4.625% due 5/15/44	991,140
3,205,000	4.125% due 8/15/44	3,035,235
4,780,000	4.625% due 11/15/44	4,824,999
3,195,000	2.500% due 2/15/45	2,345,080
2,975,000	4.875% due 8/15/45	3,094,465
3,240,000	2.250% due 8/15/46	2,216,489
8,500,000	3.000% due 2/15/48	6,562,598
9,545,000	3.125% due 5/15/48	7,518,925
5,110,000	3.375% due 11/15/48	4,189,801
47,114,000	1.250% due 5/15/50	23,606,691
7,050,000	1.375% due 8/15/50	3,629,098
29,315,000	2.375% due 5/15/51	19,244,840
12,330,000	1.875% due 11/15/51	7,117,203
7,170,000	3.000% due 8/15/52	5,341,090
2,801,600	4.000% due 11/15/52	2,517,062
5,797,000	3.625% due 5/15/53	4,863,366
8,290,000	4.125% due 8/15/53	7,605,103
2,880,000	4.250% due 8/15/54	2,698,425
1,015,000	4.500% due 11/15/54	991,607
6,190,000	4.625% due 2/15/55	6,173,316
	U.S. Treasury Inflation Indexed Bonds:
4,911,861	0.750% due 2/15/42	3,955,076
2,139,882	0.750% due 2/15/45	1,618,002
2,155,352	0.250% due 2/15/50	1,296,911
	U.S. Treasury Inflation Indexed Notes:
1,536,687	0.375% due 7/15/27	1,534,192
1,990,953	1.625% due 10/15/27	2,023,134

See Notes to Financial Statements.
138

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
$1,550,213	0.500% due 1/15/28	$1,539,509
3,410,369	1.750% due 1/15/34	3,472,009
	U.S. Treasury Notes:
16,600,000	0.750% due 3/31/26	16,560,765
4,650,000	0.750% due 5/31/26	4,616,142
6,800,000	0.875% due 9/30/26	6,692,815
12,098,000	0.625% due 11/30/27	11,532,797
11,965,000	3.375% due 12/31/27	11,958,457
23,405,000	3.375% due 9/15/28	23,396,772
4,965,000	3.500% due 12/15/28	4,979,740
24,590,000	2.375% due 3/31/29(a)	23,855,182
3,960,000	4.125% due 11/30/29	4,053,277
31,125,000	4.375% due 12/31/29	32,145,073
9,480,000	3.875% due 4/30/30	9,625,162
4,550,000	3.875% due 6/30/30	4,620,916
5,860,000	3.625% due 9/30/30	5,889,987
4,500,000	0.875% due 11/15/30	3,989,707
4,665,000	4.125% due 11/30/31	4,789,096
11,400,000	3.875% due 9/30/32	11,521,125
15,035,000	3.875% due 12/31/32	15,183,001
220,000	4.250% due 11/15/34	226,024
9,475,000	4.250% due 5/15/35	9,718,167
	TOTAL U.S. GOVERNMENT OBLIGATIONS	424,688,703
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost – $463,900,653)	436,323,442
MORTGAGE-BACKED SECURITIES – 22.4%
FHLMC – 5.7%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
136,766	2.000% due 6/1/36	127,554
72,120	2.000% due 12/1/40	64,732
474,906	2.000% due 5/1/41	424,290
566,607	2.000% due 12/1/41	501,102
241,202	2.000% due 9/1/50	203,687
4,757,452	2.000% due 3/1/51	3,974,152
713,488	2.000% due 4/1/51	594,973
409,203	2.000% due 5/1/51	346,624
160,828	2.000% due 8/1/51	134,412
163,527	2.000% due 11/1/51	137,617
634,550	2.000% due 4/1/52	535,023
240,289	2.500% due 5/1/50	212,351
277,263	2.500% due 6/1/50	243,878
1,591,282	2.500% due 7/1/50	1,403,183
423,515	2.500% due 9/1/50	372,956

See Notes to Financial Statements.
139

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC – (continued)
$60,221	2.500% due 10/1/50	$53,388
480,204	2.500% due 11/1/50	421,811
147,931	2.500% due 2/1/51	130,860
379,471	2.500% due 3/1/51	332,233
177,676	2.500% due 5/1/51	156,068
241,282	2.500% due 7/1/51	211,286
266,694	2.500% due 10/1/51	233,639
5,085,771	2.500% due 12/1/51	4,438,915
6,530,782	2.500% due 1/1/52	5,738,467
750,573	2.500% due 4/1/52	655,458
196,811	3.000% due 3/1/35	189,935
3,300,179	3.000% due 3/1/42	3,121,781
97,360	3.000% due 1/1/47	89,990
196,884	3.000% due 2/1/47	182,650
4,684,229	3.000% due 4/1/50	4,172,756
556,804	3.000% due 8/1/51	510,150
413,294	3.000% due 9/1/51	378,824
503,647	3.000% due 10/1/51	462,439
6,259,149	3.000% due 1/1/52	5,755,668
6,715,006	3.000% due 5/1/52	6,157,823
3,545,245	3.030% due 1/1/50	2,946,279
651,207	3.500% due 8/1/43	629,004
293,613	3.500% due 1/1/48	281,940
298,880	3.500% due 4/1/50	284,892
2,530,385	3.500% due 8/1/52	2,413,015
522,853	4.000% due 10/1/44	518,404
33,552	4.000% due 4/1/47	33,332
671,266	4.000% due 12/1/47	661,928
360,983	4.000% due 4/1/49	355,130
121,720	4.000% due 5/1/49	120,646
420,682	4.000% due 7/1/49	415,864
235,953	4.500% due 5/1/48	236,870
199,445	5.000% due 7/1/40	202,615
142,515	5.000% due 8/1/52	144,298
641,900	5.000% due 10/1/52	647,796
253,566	5.000% due 4/1/53	257,370
2,920,819	5.000% due 6/1/53	2,979,231
3,736,113	5.000% due 3/1/54	3,800,794
6,394,872	5.000% due 8/1/55	6,463,078
691,062	5.500% due 12/1/37	709,823
534,412	5.500% due 2/1/53	545,907
2,918,124	5.500% due 9/1/53	3,017,245
3,457,934	5.500% due 1/1/55	3,580,308

See Notes to Financial Statements.
140

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC – (continued)
$517,422	5.500% due 6/1/55	$531,857
5,440,514	5.500% due 12/1/55	5,532,214
287,065	6.000% due 11/1/52	296,558
334,802	6.000% due 12/1/52	348,983
132,631	6.000% due 3/1/53	138,871
2,696,016	6.000% due 4/1/54	2,816,174
1,186,501	6.000% due 6/1/54	1,224,911
1,093,727	6.000% due 8/1/54	1,127,322
	TOTAL FHLMC	85,933,334
FNMA – 13.9%
	Federal National Mortgage Association (FNMA):
184,435	2.000% due 5/1/36	171,877
386,680	2.000% due 8/1/36	360,736
250,156	2.000% due 9/1/36	233,913
283,046	2.000% due 9/1/40	254,793
695,309	2.000% due 12/1/40	623,855
322,326	2.000% due 4/1/41	289,181
95,647	2.000% due 5/1/41	85,519
406,036	2.000% due 10/1/41	359,600
12,647,544	2.000% due 6/1/50	10,594,095
9,554,226	2.000% due 8/1/50	8,036,241
1,074,529	2.000% due 9/1/50	907,401
263,424	2.000% due 12/1/50	221,743
1,600,843	2.000% due 2/1/51	1,352,655
3,635,443	2.000% due 3/1/51	3,026,732
734,741	2.000% due 4/1/51	613,617
5,318,618	2.000% due 5/1/51	4,470,266
124,437	2.000% due 7/1/51	103,885
225,065	2.250% due 4/1/33	202,801
42,934	2.500% due 6/1/30	42,018
5,121,752	2.500% due 2/1/47	4,566,044
262,485	2.500% due 4/1/50	230,147
256,244	2.500% due 6/1/50	225,325
260,737	2.500% due 7/1/50	229,972
443,992	2.500% due 9/1/50	388,817
4,332,144	2.500% due 10/1/50	3,836,631
8,490,386	2.500% due 11/1/50	7,396,484
256,890	2.500% due 1/1/51	227,217
915,194	2.500% due 2/1/51	801,383
3,198,636	2.500% due 5/1/51	2,816,255
363,961	2.500% due 7/1/51	319,698
9,119,474	2.500% due 8/1/51	7,966,670
224,788	2.500% due 9/1/51	197,989

See Notes to Financial Statements.
141

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$6,926,382	2.500% due 10/1/51	$6,060,971
6,763,047	2.500% due 11/1/51	5,923,769
5,605,884	2.500% due 12/1/51	4,896,620
414,250	2.500% due 1/1/52	364,386
278,457	2.500% due 3/1/52	243,590
566,780	2.500% due 1/1/57	494,373
731,996	3.000% due 11/1/36	704,680
2,749,961	3.000% due 3/1/43	2,589,936
4,995,202	3.000% due 6/1/43	4,704,530
95,642	3.000% due 11/1/48	88,240
181,119	3.000% due 2/1/50	167,239
730,143	3.000% due 8/1/50	665,060
293,408	3.000% due 10/1/50	266,270
429,744	3.000% due 12/1/50	390,062
340,998	3.000% due 5/1/51	315,559
540,673	3.000% due 7/1/51	493,333
842,705	3.000% due 8/1/51	769,518
82,944	3.000% due 9/1/51	75,348
944,762	3.000% due 10/1/51	863,129
184,511	3.000% due 11/1/51	168,413
171,377	3.000% due 12/1/51	155,524
256,688	3.000% due 1/1/52	234,104
276,852	3.000% due 4/1/52	252,984
384,045	3.000% due 5/1/52	351,202
5,929,346	3.000% due 6/1/52	5,420,364
3,265,090	3.000% due 4/1/53	3,034,138
695,000	3.000% due 3/1/56(b)	628,411
690,000	3.000% due 4/1/56(b)	623,647
302,683	3.500% due 7/1/37	296,404
526,518	3.500% due 8/1/43	510,825
530,947	3.500% due 3/1/46	510,310
535,400	3.500% due 5/1/47	516,650
660,152	3.500% due 11/1/47	632,583
660,146	3.500% due 2/1/48	636,975
352,197	3.500% due 7/1/50	335,164
134,609	3.500% due 9/1/50	128,599
514,070	3.500% due 1/1/51	488,529
1,134,760	3.500% due 2/1/51	1,080,490
5,758,457	3.500% due 7/1/51	5,485,421
560,361	3.500% due 4/1/52	533,503
832,800	3.500% due 10/1/56	781,148
166,354	3.500% due 2/1/57	156,036
336,000	3.920% due 10/1/30	337,146

See Notes to Financial Statements.
142

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$195,600	4.000% due 8/1/38	$195,523
342,111	4.000% due 11/1/38	342,091
4,275,000	4.000% due 3/1/41(b)	4,238,078
73,738	4.000% due 3/1/46	73,178
456,407	4.000% due 3/1/47	450,595
44,830	4.000% due 12/1/47	44,314
64,081	4.000% due 2/1/48	62,742
92,685	4.000% due 1/1/49	92,020
122,123	4.000% due 5/1/49	120,618
30,967	4.000% due 8/1/49	30,732
1,505,427	4.000% due 11/1/49	1,484,375
502,632	4.000% due 4/1/50	496,613
322,304	4.000% due 8/1/51	318,426
380,709	4.000% due 6/1/52	373,200
523,800	4.120% due 11/1/30	530,019
240,000	4.210% due 1/1/31	244,030
335,000	4.370% due 11/1/30	342,586
793,797	4.390% due 4/1/29	808,928
255,010	4.500% due 12/1/37	258,116
7,735,000	4.500% due 3/1/41(b)	7,767,365
168,672	4.500% due 5/1/48	169,921
171,317	4.500% due 6/1/48	172,426
2,849,500	4.500% due 10/1/50	2,868,338
1,004,347	4.500% due 6/1/52	997,616
3,253,309	4.500% due 7/1/52	3,231,504
692,910	4.500% due 3/1/53	687,053
1,715,000	4.500% due 3/1/56(b)	1,695,878
262,000	4.520% due 10/1/30	268,941
120,000	4.750% due 4/1/28	121,818
15,000	5.000% due 3/1/42(b)	15,067
501,523	5.000% due 7/1/52	507,797
10,868,956	5.000% due 9/1/52	10,973,200
740,393	5.000% due 10/1/52	746,871
112,081	5.000% due 11/1/52	113,197
1,497,934	5.000% due 12/1/52	1,512,367
62,374	5.000% due 3/1/53	62,878
585,000	5.065% due 12/1/28	605,060
216,901	5.500% due 4/1/38	222,789
305,310	5.500% due 11/1/39	313,356
695,929	5.500% due 8/1/40	714,849
1,965,000	5.500% due 3/1/41(b)	2,015,878
337,319	5.500% due 10/1/52	344,970
1,001,665	5.500% due 11/1/52	1,024,336

See Notes to Financial Statements.
143

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$1,153,582	5.500% due 12/1/52	$1,178,800
3,354,335	5.500% due 6/1/53	3,458,095
6,127,580	5.500% due 7/1/53	6,334,959
5,816,890	5.500% due 11/1/54	6,034,201
3,804,751	5.500% due 10/1/55	3,939,837
10,790,000	5.500% due 3/1/56(b)	10,962,994
359,583	6.000% due 5/1/53	375,351
352,058	6.000% due 9/1/54	361,678
13,460,000	6.000% due 3/1/56(b)	13,805,764
2,175,000	6.500% due 3/1/56(b)	2,258,974
	TOTAL FNMA	210,899,055
GNMA – 2.8%
	Government National Mortgage Association (GNMA):
2,030,000	2.000% due 3/1/56(b)	1,719,456
11,149,000	2.500% due 3/1/56(b)	9,836,848
155,000	3.500% due 3/1/56(b)	145,456
70,000	4.500% due 3/1/56(b)	69,174
1,625,000	5.000% due 3/1/56(b)	1,630,513
775,000	5.000% due 4/1/56(b)	776,570
1,945,000	5.500% due 3/1/56(b)	1,969,821
950,000	5.500% due 4/1/56(b)	961,158
972,000	6.000% due 3/1/56(b)	991,498
	Government National Mortgage Association (GNMA) II:
546,755	2.000% due 10/20/50	463,774
1,220,063	2.000% due 12/20/50	1,034,569
518,391	2.500% due 11/20/49	460,637
408,465	2.500% due 3/20/51	360,693
3,308,635	2.500% due 10/20/51	2,914,479
131,101	3.000% due 4/20/31	128,848
411,963	3.000% due 6/20/50	379,648
74,554	3.000% due 12/20/50	68,604
1,817,250	3.000% due 6/20/51	1,668,263
674,927	3.000% due 9/20/51	619,754
381,163	3.000% due 12/20/52	350,440
91,377	3.500% due 8/20/42	88,647
342,818	3.500% due 10/20/43	332,186
186,487	3.500% due 6/20/49	178,491
454,312	3.500% due 11/20/49	433,847
395,359	3.500% due 6/20/50	377,027
508,195	3.500% due 9/20/50	484,422
2,429,439	3.500% due 10/20/51	2,302,143
3,619,500	3.500% due 2/20/52	3,428,997
46,103	3.500% due 5/20/52	43,811

See Notes to Financial Statements.
144

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA – (continued)
$381,727	4.000% due 10/20/44	$376,214
255,076	4.000% due 2/20/45	251,367
175,040	4.000% due 10/20/45	172,926
217,455	4.000% due 2/20/47	213,207
453,686	4.000% due 10/20/48	444,142
373,953	4.000% due 3/20/49	364,972
1,030,642	4.000% due 2/20/52	1,000,574
487,007	4.500% due 2/20/40	494,270
164,652	4.500% due 7/20/49	165,317
168,864	4.500% due 8/20/49	168,913
239,726	4.500% due 8/20/52	238,834
224,270	4.500% due 9/20/52	223,401
1,011,282	4.500% due 10/20/52	1,007,830
216,350	5.000% due 5/20/40	223,403
172,694	5.000% due 6/20/40	178,850
67,963	5.000% due 7/20/40	70,219
1,643,828	5.500% due 11/20/54	1,669,787
790,866	6.000% due 9/20/55	808,421
	TOTAL GNMA	42,292,421
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $352,710,601)	339,124,810
COLLATERALIZED MORTGAGE OBLIGATIONS – 18.5%
Asset Backed Securities – 0.5%
177,002	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(c)	162,601
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(c)(d)	3,883,894
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(c)(d)	3,332,205
	Total Asset Backed Securities	7,378,700
Mortgage Securities – 18.0%
220,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 4.849% (1-Month TSFR + 1.180%) due 9/15/34(c)(d)	219,175
	Alternative Loan Trust:
453,603	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	390,862
3,767,969	Series 2005-7CB, Class 2A2, 1.262% (1-Month TSFR + 4.936%) due 3/1/38(d)(e)	237,603
3,767,969	Series 2005-7CB, Class 2A5, 4.238% (1-Month TSFR + 0.564%) due 3/1/38(d)	2,735,874
3,213,600	Series 2006-OA2, Class A1, 4.202% (1-Month TSFR + 0.534%) due 5/20/46(d)	2,946,574
1,707,234	Series 2007-4CB, Class 1A1, 4.388% (1-Month TSFR + 0.714%) due 4/25/37(d)	1,308,085
6,397,298	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	2,580,124

See Notes to Financial Statements.
145

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	Angel Oak Mortgage Trust:
$252,735	Series 2021-1, Class A1, 0.909% due 1/25/66(c)(d)	$227,348
242,400	Series 2021-2, Class A1, 0.985% due 4/25/66(c)(d)	213,485
462,560	Series 2021-3, Class A1, 1.068% due 5/25/66(c)(d)	407,639
386,808	Series 2021-4, Class A1, 1.035% due 1/20/65(c)(d)	337,068
564,588	Series 2021-5, Class A1, 0.951% due 7/25/66(c)(d)	498,841
930,647	Series 2021-6, Class A1, 1.458% due 9/25/66(c)(d)	799,929
200,000	ARDN Mortgage Trust, Series 2025-ARCP, Class A, 5.410% (1-Month TSFR + 1.750%) due 6/15/35(c)(d)	200,480
	BANK:
9,590,878	Series 2017-BNK4, Class XA, 1.323% due 5/15/50(d)(e)	97,276
14,842,146	Series 2018-BN10, Class XA, 0.683% due 2/15/61(d)(e)	155,615
405,000	Series 2018-BN13, Class B, 4.557% due 8/15/61(d)	394,543
6,391,439	Series 2022-BNK39, Class XA, 0.413% due 2/15/55(d)(e)	136,380
1,499,141	Series 2023-BNK45, Class XA, 1.069% due 2/15/56(d)(e)	83,318
3,452,326	Series 2024-BNK47, Class XA, 0.821% due 6/15/57(d)(e)	186,875
3,858,993	Series 2024-BNK48, Class XA, 1.144% due 10/15/57(d)(e)	304,699
	BANK5:
1,033,182	Series 2023-5YR4, Class XA, 1.005% due 12/15/56(d)(e)	23,789
12,238,306	Series 2024-5YR8, Class XA, 0.899% due 8/15/57(d)(e)	329,113
360,000	Series 2024-5YR9, Class A3, 5.614% due 8/15/57	376,787
180,000	Series 2025-5YR15, Class AS, 5.762% due 7/15/58	188,395
343,000	Series 2025-5YR16, Class AS, 5.751% due 8/15/63(d)	359,004
260,000	Series 2025-5YR17, Class AS, 5.626% due 11/15/58(d)	270,769
155,000	Series 2025-5YR18, Class A3, 5.145% due 12/15/58	161,047
665,000	Series 2026-5YR20, Class AS, 5.336% due 2/15/59	690,098
406,000	Series 2026-5YR20, Class C, 6.037% due 2/15/59(d)	422,410
270,000	BANK5 Trust, Series 2024-5YR6, Class A3, 6.225% due 5/15/57	285,367
	BBCMS Mortgage Trust:
1,413,014	Series 2020-C7, Class XA, 1.592% due 4/15/53(d)(e)	59,146
362,000	Series 2024-5C29, Class A3, 5.208% due 9/15/57	374,192
2,483,798	Series 2024-C24, Class XA, 1.624% due 2/15/57(d)(e)	227,186
3,671,529	Series 2024-C26, Class XA, 1.013% due 5/15/57(d)(e)	254,737
2,420,447	Series 2024-C28, Class XA, 1.108% due 9/15/57(d)(e)	177,656
259,000	Series 2025-5C37, Class AS, 5.382% due 9/15/58(d)	268,973
252,000	Series 2025-5C38, Class AS, 5.476% due 11/15/58	263,043
1,956,970	Series 2025-C32, Class XA, 1.128% due 2/15/62(d)(e)	160,035
1,337,000	Series 2026-5C40, Class AS, 5.529% due 2/15/59(d)	1,398,011
1,705,903	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.393% due 2/25/36(d)	1,185,900
	Benchmark Mortgage Trust:
2,110,000	Series 2020-B19, Class A5, 1.850% due 9/15/53	1,906,807
2,324,955	Series 2020-B22, Class XA, 1.489% due 1/15/54(d)(e)	135,161
2,965,000	Series 2022-B35, Class A5, 4.442% due 5/15/55(d)	2,942,173

See Notes to Financial Statements.
146

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$6,186,319	Series 2023-B39, Class XA, 0.573% due 7/15/56(d)(e)	$213,339
1,695,306	Series 2023-B40, Class XA, 1.173% due 12/15/56(d)(e)	88,669
262,000	Series 2024-V10, Class AS, 5.725% due 9/15/57(d)	272,181
260,000	Series 2024-V6, Class A3, 5.926% due 3/15/57	272,781
262,000	Series 2024-V6, Class AS, 6.384% due 3/15/57	276,991
358,000	Series 2024-V9, Class A3, 5.602% due 8/15/57	374,070
406,000	Series 2025-V14, Class AM, 6.090% due 4/15/57(d)	429,453
180,000	Series 2025-V16, Class A3, 5.439% due 8/15/58(d)	188,774
346,000	Series 2025-V17, Class AM, 5.425% due 9/15/58(d)	358,468
195,000	Series 2025-V18, Class AS, 5.593% due 10/15/58	204,341
325,000	Series 2026-V20, Class AM, 5.436% due 2/15/59(c)	337,523
406,000	Series 2026-V20, Class B, 5.687% due 2/15/59(d)	422,497
249,717	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(c)(d)	232,833
	BMO Mortgage Trust:
361,000	Series 2024-5C6, Class A3, 5.316% due 9/15/57	374,009
232,000	Series 2024-5C7, Class AS, 5.888% due 11/15/57(d)	239,631
3,404,090	Series 2024-C9, Class XA, 0.860% due 7/15/57(d)(e)	209,665
261,000	Series 2025-5C12, Class AS, 5.557% due 10/15/58	272,307
785,000	BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.260% (1-Month TSFR + 1.600%) due 12/15/42(c)(d)	788,191
116,473	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.941% due 2/25/49(c)(d)	111,006
130,000	BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 5.062% due 4/13/41(c)(d)	132,121
695,000	BWAY Trust, Series 2025-1535, Class A, 6.519% due 5/5/42(c)(d)	715,017
3,375,000	BX, Series 2024-PALM, Class B, 5.451% (1-Month TSFR + 1.791%) due 6/15/37(c)(d)	3,352,870
	BX Commercial Mortgage Trust:
2,107,000	Series 2024-MDHS, Class B, 5.501% (1-Month TSFR + 1.841%) due 5/15/41(c)(d)	2,109,634
2,694,284	Series 2025-JDI, Class A, 5.060% (1-Month TSFR + 1.400%) due 11/15/42(c)(d)	2,697,652
1,310,000	Series 2026-CSMO, Class A, 5.067% (1-Month TSFR + 1.400%) due 2/15/42(c)(d)	1,310,000
270,000	Series 2026-CSMO, Class B, 5.367% (1-Month TSFR + 1.700%) due 2/15/42(c)(d)	270,337
1,590,000	Series 2026-VLT9, Class A, 5.373% (1-Month TSFR + 1.700%) due 3/15/45(c)(d)	1,588,012
270,000	Series 2026-XL6, Class A, 4.870% (1-Month TSFR + 1.200%) due 3/15/43(c)(d)	270,170
	BX Trust:
200,000	Series 2019-OC11, Class E, 3.944% due 12/9/41(c)(d)	187,221
530,000	Series 2025-ARIA, Class A, 5.031% due 12/13/42(c)(d)	544,064

See Notes to Financial Statements.
147

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$1,700,000	Series 2025-VOLT, Class A, 5.360% (1-Month TSFR + 1.700%) due 12/15/44(c)(d)	$1,701,594
1,775,000	Series 2026-CART, Class A, 4.714% (1-Month TSFR + 1.050%) due 2/15/36(c)(d)	1,772,227
182,000	BXP Trust, Series 2017-GM, Class B, 3.425% due 6/13/39(c)(d)	178,867
14,455,104	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.204% due 5/10/50(d)(e)	115,872
176,000	CENT, Series 2025-CITY, Class A, 4.920% due 7/10/40(c)(d)	180,388
638,958	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(c)(d)	595,544
	Citigroup Commercial Mortgage Trust:
6,798,359	Series 2015-GC35, Class XA, 0.493% due 11/10/48(d)(e)	3,645
400,000	Series 2016-P4, Class B, 3.377% due 7/10/49	382,952
170,000	Series 2020-555, Class A, 2.647% due 12/10/41(c)	156,576
2,195,000	Series 2023-SMRT, Class B, 5.852% due 10/12/40(c)(d)	2,248,963
	COLT Mortgage Loan Trust:
359,670	Series 2021-1, Class A1, 0.910% due 6/25/66(c)(d)	316,853
396,266	Series 2021-2, Class A1, 0.924% due 8/25/66(c)(d)	340,646
956,713	Series 2022-1, Class A1, 2.284% due 12/27/66(c)(d)	895,685
307,000	Series 2026-1, Class A1, 4.758% due 2/25/71(c)(d)	307,196
	Commercial Mortgage Trust:
405,000	Series 2016-COR1, Class B, 3.897% due 10/10/49	375,399
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(c)	196,993
255,000	Series 2024-CBM, Class A2, 5.867% due 12/10/41(c)(d)	260,833
	Credit Suisse Commercial Mortgage Capital Trust:
900,996	Series 2018-RPL9, Class A, 3.850% due 9/25/57(c)(d)	881,532
290,433	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(c)(d)	250,107
381,304	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(c)(d)	326,711
2,277,217	Series 2021-RPL3, Class A1, 2.000% due 1/25/60(c)(d)	2,057,918
268,941	Series 2021-RPL4, Class A1, 4.153% due 12/27/60(c)(d)	268,090
1,260,897	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	594,243
	CSMC:
752,880	Series 2010-8R, Class 5A11, 5.554% due 2/26/37(c)(d)	765,671
151,878	Series 2021-B33, Class A1, 3.053% due 10/10/43(c)	145,961
106,517	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(c)(d)	97,809
509,135	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(c)(d)	462,841
594,011	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(c)(d)	529,467
464,272	Series 2021-NQM8, Class A1, 2.841% due 10/25/66(c)(d)	431,238
	CSTL Commercial Mortgage Trust:
1,567,000	Series 2024-GATE, Class A, 4.764% due 11/10/41(c)(d)	1,589,004
2,260,000	Series 2026-GATE3, Class A, 4.695% due 2/10/43(c)(d)	2,286,994
200,000	Series 2026-GATE3, Class B, 4.938% due 2/10/43(c)(d)	202,375
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.204% due 6/10/50(d)(e)	72,478
1,755,829	Series 2020-C9, Class XA, 1.589% due 9/15/53(d)(e)	71,401

See Notes to Financial Statements.
148

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$300,000	DC Trust, Series 2024-HLTN, Class A, 5.727% due 4/13/40(c)(d)	$304,437
	Deephaven Residential Mortgage Trust:
43,847	Series 2021-1, Class A1, 0.715% due 5/25/65(c)(d)	42,397
162,071	Series 2021-2, Class A1, 0.899% due 4/25/66(c)(d)	146,255
180,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.636% due 6/5/35(c)(d)	175,554
3,428,856	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 4.301% (1-Month TSFR + 0.634%) due 8/19/45(d)	2,682,335
456,185	EFMT, Series 2025-INV5, Class A1, 0.000% due 12/25/70#(c)(d)	459,520
	Ellington Financial Mortgage Trust:
66,130	Series 2021-1, Class A1, 0.797% due 2/25/66(c)(d)	58,727
177,012	Series 2021-2, Class A1, 0.931% due 6/25/66(c)(d)	153,136
270,000	ELP Commercial Mortgage Trust, Series 2025-ELP, Class E, 6.665% due 11/13/42(c)(d)	277,969
3,195,000	Extended Stay America Trust, Series 2026-ESH2, Class A, 4.860% (1-Month TSFR + 1.200%) due 2/15/43(c)(d)	3,195,998
1,100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.274% due 10/10/41(c)(d)	1,125,222
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
3,952,231	Series 4223, Class SB, 0.850% (SOFR30A + 5.293%) due 7/15/43(d)	2,912,231
502,010	Series 4447, Class IO, 5.000% due 3/15/45(e)	99,994
133,539	Series 4518, Class CZ, 3.500% due 10/15/45	128,946
161,375	Series 4751, Class PL, 3.000% due 12/15/47	129,724
3,224,081	Series 4892, Class ES, 2.368% (SOFR30A + 6.036%) due 7/25/45(d)(e)	386,074
7,000,035	Series 4957, Class PB, 2.500% due 3/25/50	6,098,980
285,042	Series 5018, Class LW, 1.000% due 10/25/40	248,154
10,152,294	Series 5068, Class UZ, 2.500% due 1/25/51	6,801,131
619,613	Series 5083, Class AI, 2.500% due 3/25/51(e)	91,303
1,172,730	Series 5092, Class WI, 2.500% due 4/25/36(e)	100,544
5,147,375	Series 5131, Class IG, 3.500% due 8/25/51(e)	924,333
696,002	Series 5169, Class IO, 3.000% due 9/25/51(e)	111,541
562,127	Series 5178, Class IO, 4.000% due 3/25/45(e)	90,886
438,289	Series 5201, Class PA, 2.500% due 3/25/52	402,351
1,188,120	Series 5537, Class CS, 2.083% (SOFR30A + 5.750%) due 5/25/55(d)(e)	70,778
214,322	Series 5544, Class B, 5.000% due 8/25/52	215,518
	Federal National Mortgage Association (FNMA), Aces:
30,017,331	Series 2020-M12, Class IO, 1.281% due 7/25/29(d)(e)	911,161
8,947,294	Series 2020-M15, Class X1, 1.449% due 9/25/31(d)(e)	514,445
20,522,701	Series 2020-M7, Class X2, 1.237% due 3/25/31(d)(e)	751,373
4,049,486	Series 2022-M4, Class A1X, 2.457% due 5/25/30(d)	3,908,956
6,320,092	Series 2022-M5, Class A1, 2.335% due 1/1/34(d)	6,025,074
6,844,000	Series 2025-M1, Class A2, 4.700% due 1/25/35(d)	7,071,109

See Notes to Financial Statements.
149

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	Federal National Mortgage Association (FNMA), Interest Strip:
$1,033,417	Series 426, Class C38, 2.000% due 3/25/52(e)	$128,964
8,054,202	Series 427, Class C28, 2.500% due 10/25/50(e)	1,298,846
843,028	Series 429, Class C3, 2.500% due 9/25/52(e)	130,881
858,983	Series 437, Class C8, 2.500% due 6/25/52(e)	128,521
	Federal National Mortgage Association (FNMA), REMICS:
90,983	Series 2011-51, Class TO, 0.000% due 6/25/41#(f)	70,740
98,954	Series 2013-2, Class MA, 3.500% due 2/25/43	96,244
643,243	Series 2013-72, Class IW, 3.500% due 7/25/33(e)	36,709
243,915	Series 2015-55, Class PD, 2.500% due 3/25/43	241,139
402,912	Series 2016-3, Class MI, 5.500% due 2/25/46(e)	52,378
550,911	Series 2016-43, Class GZ, 3.000% due 7/25/46	506,915
847,662	Series 2017-105, Class ZE, 3.000% due 1/25/48	707,291
307,211	Series 2020-35, Class AI, 3.000% due 6/25/50(e)	48,769
552,181	Series 2020-37, Class IM, 4.000% due 6/25/50(e)	110,210
455,179	Series 2020-74, Class HI, 5.500% due 10/25/50(e)	76,668
595,244	Series 2020-77, Class HI, 4.000% due 11/25/50(e)	120,956
1,349,400	Series 2020-99, Class KI, 1.500% due 11/25/35(e)	61,220
811,027	Series 2021-3, Class NI, 2.500% due 2/25/51(e)	122,732
813,842	Series 2021-3, Class TI, 2.500% due 2/25/51(e)	140,025
787,116	Series 2021-95, Class GI, 3.000% due 1/25/52(e)	125,099
10,455,265	Series 2021-95, Class ZV, 2.500% due 1/25/52	6,556,310
676,623	Series 2022-3, Class PI, 3.000% due 1/25/52(e)	93,596
282,191	Series 2022-5, Class AB, 2.000% due 3/25/50	249,062
7,696,431	Series 2023-36, Class IO, 2.500% due 10/25/52(e)	1,182,470
1,129,525	Series 2024-70, Class SA, 2.283% (SOFR30A + 5.950%) due 10/25/54(d)(e)	58,874
8,027,989	Series 2025-108, Class MC, 4.500% due 5/25/55	8,019,878
744,194	Series 2025-19, Class SC, 2.173% (SOFR30A + 5.840%) due 3/25/55(d)(e)	37,808
535,602	Series 2025-28, Class BA, 5.000% due 4/25/52	535,449
356,134	Series 2025-3, Class BA, 5.500% due 3/25/52	361,257
328,515	Series 2025-3, Class DA, 5.500% due 4/25/52	336,055
342,733	Series 2025-34, Class BA, 5.000% due 12/25/51	343,375
	Freddie Mac Multifamily Structured Pass-Through Certificates:
99,806,005	Series K064, Class X1, 0.584% due 3/25/27(d)(e)	463,429
26,140,703	Series K066, Class X1, 0.725% due 6/25/27(d)(e)	178,251
2,034,873	Series K118, Class X1, 0.946% due 9/25/30(d)(e)	73,541
5,018,871	Series K124, Class X1, 0.714% due 12/25/30(d)(e)	145,436
53,168,316	Series K125, Class X1, 0.574% due 1/25/31(d)(e)	1,274,508
30,353,545	Series K129, Class X1, 1.026% due 5/25/31(d)(e)	1,234,114
27,586,540	Series K130, Class X1, 1.034% due 6/25/31(d)(e)	1,261,182
31,221,547	Series K132, Class X1, 0.505% due 8/25/31(d)(e)	743,778
5,565,000	Series K-158, Class A2, 4.050% due 7/25/33	5,561,141

See Notes to Financial Statements.
150

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$1,769,813	Series K-162, Class X1, 0.370% due 12/25/33(d)(e)	$49,294
2,994,094	Series K-164, Class X1, 0.282% due 5/25/34(d)(e)	70,855
46,093,901	Series K-165, Class X1, 0.599% due 9/25/34(d)(e)	2,082,085
1,572,130	Series K-170, Class X1, 0.209% due 2/25/35(d)(e)	30,869
266,646,271	Series K-173, Class X1, 0.026% due 9/25/35(d)(e)	1,994,994
2,344,629	Series K753, Class X1, 0.231% due 10/25/30(d)(e)	28,407
1,477,141	Series Q001, Class A3, 3.815% due 2/25/32	1,454,619
	Freddie Mac Seasoned Credit Risk Transfer Trust:
231,054	Series 2019-1, Class MA, 3.500% due 7/25/58	227,590
526,206	Series 2020-1, Class MT, 2.500% due 8/25/59	453,158
5,172,248	Series 2020-2, Class MT, 2.000% due 11/25/59	4,237,530
4,700,025	Series 2020-3, Class M5TW, 3.000% due 5/25/60	4,270,622
	Freddie Mac STACR REMIC Trust:
1,040,000	Series 2021-DNA6, Class B1, 7.067% (SOFR30A + 3.400%) due 10/25/41(c)(d)	1,056,442
550,000	Series 2022-DNA4, Class M1B, 7.017% (SOFR30A + 3.350%) due 5/25/42(c)(d)	565,471
245,000	Series 2022-DNA7, Class M1B, 8.667% (SOFR30A + 5.000%) due 3/25/52(c)(d)	259,706
570,000	Series 2022-HQA3, Class M1B, 7.217% (SOFR30A + 3.550%) due 8/25/42(c)(d)	591,695
	Freddie Mac Strips:
498,750	Series 303, Class C10, 3.500% due 1/15/33(e)	37,648
785,771	Series 375, Class C1, 2.500% due 1/25/51(e)	123,343
700,048	Series 386, Class C14, 2.500% due 3/15/52(e)	101,801
2,106,903	Series 389, Class C1, 1.500% due 5/15/37(e)	107,368
1,089,439	Series 389, Class C35, 2.000% due 6/15/52(e)	147,046
870,287	Series 405, Class C17, 2.500% due 8/25/52(e)	133,387
200,000	FS Trust, Series 2026-HULA, Class A, 5.120% (1-Month TSFR + 1.450%) due 3/15/41(c)(d)	200,000
	GCAT Trust:
299,391	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(c)(d)	271,075
440,608	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(c)(d)	394,093
661,801	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(c)(d)	569,476
936,278	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(c)(d)	811,903
279,984	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(c)(d)	262,873
270,000	GGP, Series 2026-TY, Class A, 4.670% due 3/5/43(c)(d)	273,012
	Government National Mortgage Association (GNMA):
573,000	Series 2012-116, Class IB, 4.000% due 9/16/42(e)	118,859
1,038,726	Series 2012-32, Class Z, 3.500% due 3/20/42	982,207
438,260	Series 2014-46, Class IO, 5.000% due 3/16/44(e)	56,859
349,159	Series 2019-5, Class JI, 5.000% due 7/16/44(e)	51,855
6,711,237	Series 2020-151, Class MI, 2.500% due 10/20/50(e)	969,776
19,927,329	Series 2020-173, Class JI, 2.000% due 11/20/50(e)	2,294,060

See Notes to Financial Statements.
151

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$14,399,774	Series 2021-129, Class IO, 0.983% due 6/16/63(d)(e)	$1,015,969
8,659,128	Series 2021-137, Class IQ, 3.000% due 8/20/51(e)	1,467,421
3,184,446	Series 2021-175, Class IJ, 3.000% due 10/20/51(e)	546,695
20,509,112	Series 2021-184, Class IO, 0.886% due 12/16/61(d)(e)	1,384,105
676,007	Series 2021-215, Class KA, 2.500% due 10/20/49	618,430
11,356,760	Series 2021-30, Class IB, 2.500% due 2/20/51(e)	1,683,031
16,262,927	Series 2021-35, Class IO, 1.034% due 12/16/62(d)(e)	1,177,743
18,182,975	Series 2021-52, Class IO, 0.722% due 4/16/63(d)(e)	987,503
12,996,199	Series 2021-58, Class SL, 0.000% (1-Month TSFR + 3.636%) due 4/20/51#(d)(e)	349,634
3,628,455	Series 2021-77, Class EA, 1.000% due 7/20/50	2,866,679
12,307,123	Series 2021-77, Class IT, 2.500% due 5/20/51(e)	2,101,394
17,977,227	Series 2021-79, Class IO, 0.867% due 8/16/63(d)(e)	1,159,394
6,531,703	Series 2022-213, Class DO, 0.000% due 1/20/52#(f)	1,788,683
26,709,612	Series 2022-49, Class IO, 0.756% due 3/16/64(d)(e)	1,324,089
12,929,246	Series 2022-61, Class EI, 3.000% due 7/20/51(e)	2,101,348
7,039,335	Series 2022-64, Class IO, 2.500% due 2/20/50(e)	860,933
29,968,072	Series 2022-80, Class IO, 0.594% due 6/16/64(d)(e)	1,409,324
27,403,749	Series 2022-82, Class IO, 0.541% due 2/16/64(d)(e)	1,247,709
23,672,966	Series 2024-29, Class AI, 0.726% due 10/16/65(d)(e)	1,348,507
1,405,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class A, 5.487% due 3/10/41(c)(d)	1,434,581
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 5.557% (1-Month TSFR + 1.897%) due 7/15/31(c)(d)	40,000
400,000	Series 2018-TWR, Class E, 6.057% (1-Month TSFR + 2.397%) due 7/15/31(c)(d)	20,000
400,000	Series 2018-TWR, Class F, 6.757% (1-Month TSFR + 3.097%) due 7/15/31(c)(d)	10,000
400,000	Series 2018-TWR, Class G, 7.882% (1-Month TSFR + 4.222%) due 7/15/31(c)(d)	4,000
	GS Mortgage Securities Trust:
9,370,289	Series 2017-GS7, Class XA, 1.022% due 8/10/50(d)(e)	94,463
350,000	Series 2018-GS9, Class C, 4.343% due 3/10/51(d)	301,540
	GS Mortgage-Backed Securities Trust:
473,815	Series 2026-NQM1, Class A1, 4.869% due 3/25/66(c)(d)	475,188
279,404	Series 2026-NQM1, Class A2, step bond to yield, 5.123% due 3/25/66(c)	280,050
331,692	HIH Trust, Series 2024-61P, Class A, 5.502% (1-Month TSFR + 1.842%) due 10/15/41(c)(d)	332,506
1,207,302	Homes Trust, Series 2023-NQM2, Class A1, step bond to yield, 6.456% due 2/25/68(c)	1,207,717
320,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% due 5/10/39(c)(d)	323,603

See Notes to Financial Statements.
152

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$170,000	ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class D, 6.508% due 7/13/42(c)(d)	$175,127
	Imperial Fund Mortgage Trust:
344,516	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(c)(d)	298,705
680,241	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(c)(d)	597,456
395,000	INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 5.041% due 11/5/37(c)(d)	403,092
1,950,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A, 3.397% due 6/5/39(c)	1,854,939
	JP Morgan Mortgage Trust:
6,327,440	Series 2006-S4, Class A7, 6.000% due 1/25/37	2,229,085
1,427,058	Series 2021-3, Class B1, 2.932% due 7/25/51(c)(d)	1,240,774
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,081,269
2,885,905	KIND Trust, Series 2021-KIND, Class A, 4.730% (1-Month TSFR + 1.064%) due 8/15/38(c)(d)	2,875,083
	LBTY Commercial Mortgage Trust:
565,000	Series 2026-225L, Class A, 4.593% due 2/10/43(c)(d)	568,692
270,000	Series 2026-225L, Class B, 4.885% due 2/10/43(c)(d)	270,699
	Legacy Mortgage Asset Trust:
258,409	Series 2021-GS2, Class A1, step bond to yield, 5.750% due 4/25/61(c)	259,210
357,171	Series 2021-GS3, Class A1, step bond to yield, 5.750% due 7/25/61(c)	357,407
174,125	Series 2021-GS4, Class A1, step bond to yield, 5.650% due 11/25/60(c)	174,288
2,067,339	Lehman XS Trust, Series 2007-4N, Class 1A3, 4.268% (1-Month TSFR + 0.594%) due 3/25/47(d)	1,853,335
2,200,000	Life Mortgage Trust, Series 2022-BMR2, Class D, 6.202% (1-Month TSFR + 2.542%) due 5/15/39(c)(d)	1,861,255
5,938,106	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	2,420,305
	MFA Trust:
145,409	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(c)(d)	137,378
239,299	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(c)(d)	214,593
	Morgan Stanley Capital I Trust:
9,392,196	Series 2016-UB11, Class XA, 1.390% due 8/15/49(d)(e)	14,801
10,911,226	Series 2016-UB12, Class XA, 0.639% due 12/15/49(d)(e)	16,918
400,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	385,650
20,304,275	Series 2019-L3, Class XA, 0.602% due 11/15/52(d)(e)	390,612
400,000	Series 2020-L4, Class B, 3.082% due 2/15/53	367,825
327,734	Series 2024-NSTB, Class A, 3.900% due 9/24/57(c)(d)	323,572
	Morgan Stanley Residential Mortgage Loan Trust:
915,090	Series 2026-DSC1, Class A1, 4.767% due 1/25/71(c)(d)	915,118
378,383	Series 2026-DSC1, Class A2, step bond to yield, 5.020% due 1/25/71(c)	378,782
534,930	Series 2026-NQM1, Class A1, 4.809% due 12/25/70(c)(d)	535,530

See Notes to Financial Statements.
153

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$778,308	MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.917% due 12/15/56(d)(e)	$42,951
180,000	MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.057% (1-Month TSFR + 1.397%) due 3/15/39(c)(d)	180,000
	New Residential Mortgage Loan Trust:
191,379	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(c)(d)	177,246
96,635	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(c)(d)	93,121
694,917	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(c)(d)	642,440
203,639	Series 2025-NQM7, Class A1, 5.010% due 10/26/65(c)(d)	204,438
871,340	Series 2025-NQM7, Class A2, step bond to yield, 5.264% due 10/26/65(c)	874,793
251,739	Series 2026-NQM1, Class A1, 4.824% due 11/25/65(c)(d)	251,975
217,000	NJ, Series 2025-WBRK, Class A, 5.867% due 3/5/35(c)(d)	227,260
680,798	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(c)(d)	609,149
	NXPT Commercial Mortgage Trust:
2,650,000	Series 2024-STOR, Class A, 4.312% due 11/5/41(c)(d)	2,647,628
130,000	Series 2024-STOR, Class B, 4.648% due 11/5/41(c)(d)	130,302
	NYC Commercial Mortgage Trust:
590,000	Series 2025-3BP, Class A, 4.873% (1-Month TSFR + 1.213%) due 2/15/42(c)(d)	588,894
240,000	Series 2026-1PARK, Class A, 4.950% (1-Month TSFR + 1.250%) due 2/15/43(c)(d)	240,150
270,000	Series 2026-1PARK, Class C, 5.550% (1-Month TSFR + 1.850%) due 2/15/43(c)(d)	269,578
200,000	Series 2026-7W34, Class A, 5.038% due 2/5/41(c)(d)	203,318
	OBX Trust:
468,788	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(c)(d)	422,725
525,520	Series 2026-NQM2, Class A1, 4.818% due 12/1/65(c)(d)	526,922
1,000,000	Oceanview Mortgage Trust, Series 2026-1, Class A, 5.104% due 8/25/55(c)(d)	1,001,746
245,792	OLIT, Series 2025-HB2, Class A, 3.000% due 11/25/38(c)(d)	241,109
200,000	PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927% due 8/10/42(c)(d)	208,765
140,000	PLYM Commercial Mortgage Trust, Series 2026-IND, Class A, 4.900% (1-Month TSFR + 1.250%) due 3/15/43(c)(d)	140,000
1,232,532	PRET Trust, Series 2025-RPL6, Class A1, step bond to yield, 3.850% due 9/25/69(c)	1,179,726
3,200,000	PRM7 Trust, Series 2025-PRM7, Class A, 4.363% due 11/10/42(c)(d)	3,192,986
	PRPM LLC:
212,763	Series 2025-5, Class A1, step bond to yield, 5.729% due 7/25/30(c)	212,852
538,541	Series 2025-6, Class A1, step bond to yield, 5.774% due 8/25/28(c)	539,178
376,450	Series 2025-7, Class A1, step bond to yield, 5.503% due 8/25/30(c)	376,476
630,000	Series 2026-1, Class A1, step bond to yield, 5.185% due 2/25/31(c)	629,999
240,812	PRPM Trust, Series 2026-RCF1, Class A1, step bond to yield, 4.845% due 1/25/56(c)	242,805

See Notes to Financial Statements.
154

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	Rali Trust:
$787,617	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	$634,334
2,409,049	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,056,250
74,229	RCO VIII Mortgage LLC, Series 2025-3, Class A1, step bond to yield, 6.435% due 5/25/30(c)	74,385
3,235,239	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	1,570,434
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(c)(d)	3,041,538
73,139	Series 2021-1R, Class A1, 0.859% due 1/25/65(c)(d)	71,181
	SFO Commercial Mortgage Trust:
200,000	Series 2021-555, Class A, 4.924% (1-Month TSFR + 1.264%) due 5/15/38(c)(d)	199,500
180,000	Series 2021-555, Class B, 5.274% (1-Month TSFR + 1.614%) due 5/15/38(c)(d)	179,311
5,238,000	SG Residential Mortgage Trust, Series 2021-2, Class B1, 4.038% due 12/25/61(c)(d)	4,194,426
1,455,000	SHR Trust, Series 2024-LXRY, Class A, 5.610% (1-Month TSFR + 1.950%) due 10/15/41(c)(d)	1,456,819
200,000	SPGN Trust, Series 2026-TFLM, Class A, 5.000% (1-Month TSFR + 1.300%) due 2/15/41(c)(d)	199,687
180,000	SREIT Trust, Series 2021-MFP2, Class C, 5.145% (1-Month TSFR + 1.485%) due 11/15/36(c)(d)	179,944
261,847	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(c)(d)	248,452
	Starwood Mortgage Residential Trust:
69,374	Series 2021-2, Class A1, 0.943% due 5/25/65(c)(d)	66,280
697,584	Series 2021-6, Class A1, 1.920% due 11/25/66(c)(d)	627,824
	Towd Point Mortgage Trust:
1,355,476	Series 2021-R1, Class A1, 2.918% due 11/30/60(c)(d)	1,248,793
2,156,342	Series 2022-4, Class A1, 3.750% due 9/25/62(c)	2,094,417
225,886	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(c)(d)	206,120
	UBS Commercial Mortgage Trust:
3,568,094	Series 2017-C1, Class XA, 1.457% due 6/15/50(d)(e)	37,610
405,000	Series 2017-C6, Class B, 4.154% due 12/15/50(d)	373,266
113,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(c)	114,045
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(c)(d)	3,147,389
170,877	Series 2021-2, Class A1, 1.031% due 2/25/66(c)(d)	157,862
765,715	Series 2021-5, Class A1, 1.013% due 9/25/66(c)(d)	677,210
802,571	Series 2021-6, Class A1, 1.630% due 10/25/66(c)(d)	720,559
64,627	Series 2021-R1, Class A1, 0.820% due 10/25/63(c)(d)	62,804
150,707	Series 2021-R2, Class A1, 0.918% due 2/25/64(c)(d)	142,733
701,886	Series 2022-1, Class A1, step bond to yield, 3.724% due 1/25/67(c)	675,812
3,500,000	Series 2024-R1, Class M1, 5.899% due 9/25/69(c)(d)	3,513,492

See Notes to Financial Statements.
155

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$88,077	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 5.992% due 5/25/51(c)	$88,095
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,390,420
8,451,678	Series 2017-C38, Class XA, 0.902% due 7/15/50(d)(e)	79,854
405,000	Series 2017-C42, Class B, 4.002% due 12/15/50(d)	377,168
356,474	Series 2018-C45, Class ASB, 4.147% due 6/15/51	356,486
4,328,866	Series 2024-C63, Class XA, 1.002% due 8/15/57(d)(e)	300,765
261,000	Series 2025-5C6, Class AS, 5.582% due 10/15/58(d)	272,080
255,000	Series 2025-5C7, Class AS, 5.503% due 12/15/58	265,344
204,000	Series 2026-5C8, Class A3, 5.034% due 3/15/59	210,956
204,000	Series 2026-5C8, Class C, 5.554% due 3/15/59	204,900
	Total Mortgage Securities	271,620,263
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $318,152,397)	278,998,963
CORPORATE BONDS & NOTES – 17.7%
Basic Materials – 0.3%
200,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.375% due 11/1/28	194,669
75,000	ArcelorMittal SA, Senior Unsecured Notes, 6.000% due 6/17/34	81,456
200,000	Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(c)	209,556
40,000	Arsenal AIC Parent LLC, Senior Secured Notes, 8.000% due 10/1/30(c)	42,251
	BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
20,000	5.125% due 2/21/32	20,925
225,000	4.900% due 2/28/33	231,536
25,000	5.250% due 9/8/33	26,236
400,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	333,172
	Celanese US Holdings LLC, Company Guaranteed Notes:
45,000	6.500% due 4/15/30	46,114
40,000	6.750% due 4/15/33	41,008
20,000	Chemours Co., Company Guaranteed Notes, 7.875% due 3/15/34(c)	19,975
65,000	Cleveland-Cliffs Inc., Company Guaranteed Notes, 6.875% due 11/1/29(c)	66,951
250,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.000% due 9/30/29	239,592
200,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	142,369
	Glencore Funding LLC, Company Guaranteed Notes:
495,000	5.371% due 4/4/29(c)	513,088
50,000	6.375% due 10/6/30(c)	54,120
95,000	2.850% due 4/27/31(c)	88,653
60,000	6.500% due 10/6/33(c)	66,868
95,000	5.634% due 4/4/34(c)	100,473
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	210,206

See Notes to Financial Statements.
156

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
$23,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(c)	$22,981
200,000	Inversiones CMPC SA, Company Guaranteed Notes, 6.700% (5-Year CMT Index + 2.834%) due 12/9/57(c)(d)	199,100
25,000	Mativ Holdings Inc., Company Guaranteed Notes, 8.000% due 10/1/29(c)	24,673
200,000	Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	194,037
35,000	Novelis Corp., Company Guaranteed Notes, 6.875% due 1/30/30(c)	36,130
200,000	OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	216,693
35,000	Olin Corp., Senior Unsecured Notes, 6.625% due 4/1/33(c)	34,176
200,000	Orbia Advance Corp. SAB de CV, Company Guaranteed Notes, 5.875% due 9/17/44	162,028
280,000	Rio Tinto Alcan Inc., Senior Unsecured Notes, 6.125% due 12/15/33	309,004
83,000	Rio Tinto Finance USA PLC, Company Guaranteed Notes, 5.750% due 3/14/55	86,144
90,000	Solstice Advanced Materials Inc., Senior Unsecured Notes, 5.625% due 9/30/33(c)	90,974
153,000	Suzano Netherlands BV, Company Guaranteed Notes, 5.500% due 1/15/36	154,607
15,000	Tronox Inc., Senior Secured Notes, 9.125% due 9/30/30(c)	14,729
78,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.400% due 6/28/54	81,814
40,000	Volcan Compania Minera SAA, Senior Secured Notes, 8.500% due 10/28/32(c)	41,828
55,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(c)	52,687
	Total Basic Materials	4,450,823
Communications – 2.3%
	Alphabet Inc., Senior Unsecured Notes:
195,000	3.700% due 2/15/29	195,189
125,000	4.400% due 2/15/33	126,102
310,000	5.350% due 11/15/45	311,339
105,000	5.500% due 2/15/46	106,921
560,000	5.300% due 5/15/65	530,991
90,000	5.750% due 2/15/66	91,653
425,000	5.700% due 11/15/75	424,720
64,436	Altice France SA, Senior Secured Notes, 6.875% due 7/15/32(c)	61,859
68,000	AppLovin Corp., Senior Unsecured Notes, 5.375% due 12/1/31	70,086
	AT&T Inc., Senior Unsecured Notes:
660,000	1.650% due 2/1/28	632,910
1,986,000	2.250% due 2/1/32	1,773,699
3,495,000	2.550% due 12/1/33	3,031,118
525,000	5.125% due 4/30/36	532,735
290,000	6.050% due 8/15/56	295,176
85,000	Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes, 6.875% (5-Year CMT Index + 2.390%) due 9/15/55(d)	88,746
50,000	Black Pearl Compute LLC, Senior Secured Notes, 6.125% due 2/15/31(c)	51,173

See Notes to Financial Statements.
157

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
$31,000	5.125% due 5/1/27(c)	$30,993
140,000	4.750% due 3/1/30(c)	135,347
120,000	4.750% due 2/1/32(c)	111,591
50,000	4.250% due 1/15/34(c)(g)	43,555
20,000	7.375% due 2/1/36(c)	20,301
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
65,000	6.650% due 2/1/34	69,035
285,000	6.550% due 6/1/34	303,105
4,335,000	6.384% due 10/23/35	4,528,201
196,000	3.500% due 3/1/42	138,407
140,000	5.750% due 4/1/48	121,854
165,000	5.125% due 7/1/49	130,956
265,000	4.800% due 3/1/50	201,893
80,000	4.400% due 12/1/61	53,500
75,000	Cipher Compute LLC, Senior Secured Notes, 7.125% due 11/15/30(c)	78,176
35,000	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(c)	35,249
65,000	Clear Channel Outdoor Holdings Inc., Senior Secured Notes, 7.125% due 2/15/31(c)	68,706
	Comcast Corp., Company Guaranteed Notes:
560,000	3.750% due 4/1/40	472,409
35,000	3.400% due 7/15/46	24,976
45,000	3.969% due 11/1/47	34,670
18,000	3.999% due 11/1/49	13,608
50,000	2.800% due 1/15/51	29,886
347,000	2.887% due 11/1/51	209,463
270,000	Cox Communications Inc., Company Guaranteed Notes, 5.950% due 9/1/54(c)	242,080
95,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(c)	85,697
109,449	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30(c)	1,904
90,000	Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(c)	90,031
39,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(c)	39,045
60,000	DISH DBS Corp., Company Guaranteed Notes, 5.125% due 6/1/29	53,582
95,000	DISH DBS Corp., Senior Secured Notes, 5.750% due 12/1/28(c)	91,942
85,000	EchoStar Corp., Senior Secured Notes, 10.750% due 11/30/29	92,815
20,000	Embarq LLC, Senior Unsecured Notes, 7.995% due 6/1/36	7,650
313,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	311,387
50,000	Flash Compute LLC, Senior Secured Notes, 7.250% due 12/31/30(c)	51,181
2,910,000	Frontier Communications Holdings LLC, Senior Secured Notes, 5.000% due 5/1/28(c)	2,911,676

See Notes to Financial Statements.
158

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$50,000	Getty Images Inc., Senior Secured Notes, 10.500% due 11/15/30(c)	$44,258
45,000	Gray Media Inc., Secured Notes, 9.625% due 7/15/32(c)	46,754
45,000	Gray Media Inc., Senior Secured Notes, 7.250% due 8/15/33(c)	46,467
20,000	iHeartCommunications Inc., Senior Secured Notes, 9.125% due 5/1/29(c)	17,769
200,000	ION Platform Finance US Inc./ION Platform Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(c)	185,263
90,000	Lamar Media Corp., Company Guaranteed Notes, 5.375% due 11/1/33(c)	90,235
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(c)	37,078
90,000	Level 3 Financing Inc., Senior Secured Notes, 6.875% due 6/30/33(c)	93,211
150,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.000% due 12/15/27(c)	149,968
	Meta Platforms Inc., Senior Unsecured Notes:
365,000	5.500% due 11/15/45	360,606
145,000	5.600% due 5/15/53	141,175
45,000	5.625% due 11/15/55	44,047
455,000	5.550% due 8/15/64	428,695
565,000	5.750% due 11/15/65	550,419
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 6.250% due 3/25/29	181,093
119,000	Motorola Solutions Inc., Senior Unsecured Notes, 5.200% due 8/15/32	124,242
65,000	Neptune Bidco US Inc., Senior Secured Notes, 10.375% due 5/15/31(c)	65,605
600,000	NTT Finance Corp., Senior Unsecured Notes, 5.171% due 7/16/32(c)	620,306
450,000	Orange SA, Senior Unsecured Notes, 4.250% due 1/13/31(c)	450,733
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes, 7.375% due 2/15/31(c)	57,821
	Paramount Global, Company Guaranteed Notes:
175,000	4.950% due 1/15/31	163,312
465,000	4.375% due 3/15/43	293,279
521,000	5.850% due 9/1/43	385,930
335,000	4.950% due 5/19/50	211,706
20,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Secured Notes, 4.500% due 9/15/26(c)	19,700
125,000	Sirius XM Radio LLC, Company Guaranteed Notes, 5.500% due 7/1/29(c)	125,126
75,000	SV RNO Property Owner 1 LLC, Senior Secured Notes, 5.875% due 3/1/31(c)	75,336
142,000	TELUS Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 2.709%) due 10/15/55(d)	149,846
	T-Mobile USA Inc., Company Guaranteed Notes:
295,000	3.875% due 4/15/30	292,732
580,000	2.550% due 2/15/31	536,899
4,701,000	2.875% due 2/15/31	4,414,045
150,000	4.700% due 1/15/35	149,184
358,000	5.500% due 1/15/55	341,440

See Notes to Financial Statements.
159

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	Uber Technologies Inc., Senior Unsecured Notes:
$277,000	4.800% due 9/15/34	$277,803
300,000	4.800% due 9/15/35	298,629
55,000	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Company Guaranteed Notes, 8.625% due 6/15/32(c)	55,781
60,000	Uniti Services LLC, Senior Secured Notes, 7.500% due 10/15/33(c)	62,426
90,000	Univision Communications Inc., Senior Secured Notes, 8.500% due 7/31/31(c)	92,107
176,000	VeriSign Inc., Senior Unsecured Notes, 5.250% due 6/1/32	180,144
	Verizon Communications Inc., Senior Unsecured Notes:
3,956,000	1.750% due 1/20/31	3,537,559
178,000	5.750% due 11/30/45	179,936
141,000	Videotron Ltd., Company Guaranteed Notes, 5.700% due 1/15/35(c)	145,760
	Wayfair LLC, Senior Secured Notes:
50,000	7.250% due 10/31/29(c)	51,672
60,000	6.750% due 11/15/32(c)	61,152
65,000	Windstream Services LLC/Windstream Escrow Finance Corp., Senior Secured Notes, 8.250% due 10/1/31(c)	68,434
40,000	WULF Compute LLC, Senior Secured Notes, 7.750% due 10/15/30(c)	42,361
	Total Communications	35,107,332
Consumer Cyclical – 0.4%
90,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(c)	90,342
95,000	Acushnet Co., Company Guaranteed Notes, 5.625% due 12/1/33(c)	96,688
25,000	Advance Auto Parts Inc., Company Guaranteed Notes, 7.375% due 8/1/33(c)	25,620
	American Axle & Manufacturing Inc., Company Guaranteed Notes:
60,000	5.000% due 10/1/29	58,617
35,000	7.750% due 10/15/33(c)	35,572
40,000	American Axle & Manufacturing Inc., Senior Secured Notes, 6.375% due 10/15/32(c)	40,709
60,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(c)	57,313
141,000	AutoZone Inc., Senior Unsecured Notes, 5.125% due 6/15/30	146,143
45,000	Caesars Entertainment Inc., Company Guaranteed Notes, 6.000% due 10/15/32(c)	43,988
	Carnival Corp., Company Guaranteed Notes:
49,000	5.125% due 5/1/29(c)	49,703
45,000	5.750% due 8/1/32(c)	46,701
50,000	6.125% due 2/15/33(c)	51,763
100,000	Clarios Global LP/Clarios US Finance Co., Company Guaranteed Notes, 6.750% due 9/15/32(c)	103,802
	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes:
140,000	6.750% due 5/15/28(c)	143,200
90,000	6.750% due 2/15/30(c)	94,271
50,000	Cougar JV Subsidiary LLC, Senior Unsecured Notes, 8.000% due 5/15/32(c)	53,252

See Notes to Financial Statements.
160

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$90,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(c)	$89,101
	Discovery Global Holdings Inc., Company Guaranteed Notes:
75,000	4.054% due 3/15/29	74,203
35,000	4.279% due 3/15/32	32,156
55,000	5.050% due 3/15/42	38,638
45,000	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(c)	40,652
40,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(c)	37,725
40,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(c)	34,700
70,000	Gates Corp., Company Guaranteed Notes, 6.875% due 7/1/29(c)	72,628
150,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 4.600% due 1/8/31	151,374
55,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	52,476
70,000	Group 1 Automotive Inc., Company Guaranteed Notes, 6.375% due 1/15/30(c)	71,756
236,000	Hyundai Capital America, Senior Unsecured Notes, 5.300% due 1/8/29(c)	243,534
200,000	InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	195,088
20,000	Installed Building Products Inc., Company Guaranteed Notes, 5.625% due 2/1/34(c)	20,265
30,000	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(c)	30,487
40,000	K Hovnanian Enterprises Inc., Company Guaranteed Notes, 8.000% due 4/1/31(c)	41,139
20,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(c)	15,248
30,000	LBM Acquisition LLC, Senior Secured Notes, 9.500% due 6/15/31(c)	27,981
105,000	Life Time Inc., Senior Secured Notes, 6.000% due 11/15/31(c)	108,151
	Light & Wonder International Inc., Company Guaranteed Notes:
65,000	7.250% due 11/15/29(c)	66,626
50,000	6.250% due 10/1/33(c)	50,216
60,000	Lindblad Expeditions LLC, Senior Secured Notes, 7.000% due 9/15/30(c)	62,942
72,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 5.625% due 4/15/53	70,916
	Marriott International Inc., Senior Unsecured Notes:
146,000	4.500% due 10/15/31	147,527
142,000	5.350% due 3/15/35	147,514
80,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(c)	78,102
59,000	Mattel Inc., Senior Unsecured Notes, 5.000% due 11/17/30	59,906
139,000	McDonald’s Corp., Senior Unsecured Notes, 5.450% due 8/14/53	137,096
	Michaels Cos., Inc., Senior Secured Notes:
45,000	5.250% due 5/1/28(c)	44,980
35,000	8.500% due 3/15/33(c)	34,045

See Notes to Financial Statements.
161

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$100,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(c)	$98,247
	NCL Corp., Ltd, Senior Unsecured Notes:
30,000	5.875% due 1/15/31(c)	30,316
30,000	6.250% due 9/15/33(c)	30,280
55,000	Newell Brands Inc., Senior Unsecured Notes, 6.375% due 5/15/30	55,169
45,000	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 5.625% due 9/29/28(c)	45,290
130,000	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(c)	125,659
	O’Reilly Automotive Inc., Senior Unsecured Notes:
64,000	5.750% due 11/20/26	64,752
152,000	5.000% due 8/19/34	154,544
40,000	Qnity Electronics Inc., Company Guaranteed Notes, 6.250% due 8/15/33(c)	41,532
35,000	QXO Building Products Inc., Senior Secured Notes, 6.750% due 4/30/32(c)	36,250
50,000	Rivers Enterprise Borrower LLC, Senior Secured Notes, 6.250% due 10/15/30(c)	51,089
145,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Senior Secured Notes, 6.625% due 2/1/33(c)	148,807
	Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
72,000	5.375% due 7/15/27(c)	72,549
62,000	5.375% due 1/15/36	63,325
	Sabre GLBL Inc., Senior Secured Notes:
17,000	10.750% due 11/15/29(c)	12,400
23,000	10.750% due 3/15/30(c)	16,675
60,000	Staples Inc., Senior Secured Notes, 10.750% due 9/1/29(c)	55,054
20,000	Starz Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(c)	15,800
55,000	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(c)	56,305
65,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(c)	62,599
20,000	SWF Holdings I Corp., Senior Unsecured Notes, 6.500% due 10/1/29(c)	4,700
	Tapestry Inc., Senior Unsecured Notes:
150,000	5.100% due 3/11/30	154,874
110,000	5.500% due 3/11/35	114,099
100,000	Taylor Morrison Communities Inc., Company Guaranteed Notes, 5.750% due 11/15/32(c)	103,329
	United Airlines Holdings Inc., Company Guaranteed Notes:
58,000	4.875% due 3/1/29	58,418
242,000	5.375% due 3/1/31	246,733
149,000	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(c)	148,888
45,000	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(c)	46,606
125,000	Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes, 8.750% due 9/15/29(c)	131,362

See Notes to Financial Statements.
162

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$180,000	Viking Cruises Ltd., Senior Unsecured Notes, 5.875% due 10/15/33(c)	$183,629
50,000	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(c)	53,391
45,000	Whirlpool Corp., Senior Unsecured Notes, 6.500% due 6/15/33(g)	44,908
155,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(c)	153,905
	Total Consumer Cyclical	6,096,340
Consumer Non-cyclical – 1.5%
200,000	1261229 BC Ltd., Senior Secured Notes, 10.000% due 4/15/32(c)	206,827
	AbbVie Inc., Senior Unsecured Notes:
335,000	4.125% due 3/15/31	336,065
145,000	5.500% due 3/15/64	142,649
229,500	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(c)	214,649
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.100% due 2/2/31	182,208
35,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(c)	33,725
140,000	Allied Universal Holdco LLC, Senior Secured Notes, 7.875% due 2/15/31(c)	147,911
208,000	Amgen Inc., Senior Unsecured Notes, 5.750% due 3/2/63	206,170
490,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.900% due 2/1/46	460,892
179,000	Bacardi Ltd./Bacardi-Martini BV, Senior Unsecured Notes, 5.400% due 6/15/33(c)	182,101
	BAT Capital Corp., Company Guaranteed Notes:
160,000	5.834% due 2/20/31	171,121
144,000	5.625% due 8/15/35	151,859
165,000	4.540% due 8/15/47	139,267
170,000	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(c)	176,162
20,000	Bausch Health Americas Inc., Company Guaranteed Notes, 8.500% due 1/31/27(c)	19,820
35,000	Bausch Health Cos., Inc., Company Guaranteed Notes, 5.250% due 1/30/30(c)(g)	24,500
284,000	Biogen Inc., Senior Unsecured Notes, 5.050% due 1/15/31	294,764
311,000	Block Financial LLC, Company Guaranteed Notes, 5.375% due 9/15/32	305,736
166,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.650% due 9/17/34	165,319
66,000	Campbell’s Co., Senior Unsecured Notes, 5.400% due 3/21/34	67,450
	Cardinal Health Inc., Senior Unsecured Notes:
390,000	5.000% due 11/15/29	402,048
530,000	4.500% due 9/15/30	537,667
308,000	4.900% due 9/15/45	282,542
130,000	Cencora Inc., Senior Unsecured Notes, 4.250% due 11/15/30	130,493
300,000	Cencosud SA, Company Guaranteed Notes, 4.375% due 7/17/27	300,382
	Centene Corp., Senior Unsecured Notes:
145,000	2.500% due 3/1/31	125,843
280,000	2.625% due 8/1/31	242,557

See Notes to Financial Statements.
163

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$35,000	CHS/Community Health Systems Inc., Secured Notes, 6.875% due 4/15/29(c)	$33,810
	CHS/Community Health Systems Inc., Senior Secured Notes:
70,000	6.000% due 1/15/29(c)	69,733
45,000	4.750% due 2/15/31(c)	41,287
30,000	Cigna Group, Senior Unsecured Notes, 4.875% due 9/15/32	30,688
	CVS Health Corp., Senior Unsecured Notes:
30,000	3.750% due 4/1/30	29,532
210,000	1.750% due 8/21/30	188,772
220,000	2.125% due 9/15/31	195,174
60,000	Dcli Bidco LLC, 2nd Mortgage Notes, 7.750% due 11/15/29(c)	61,539
	Element Fleet Management Corp., Senior Unsecured Notes:
145,000	5.037% due 3/25/30(c)	148,635
425,000	4.641% due 11/24/30(c)	429,194
271,000	Elevance Health Inc., Senior Unsecured Notes, 5.125% due 2/15/53	246,672
149,020	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	155,651
80,000	Garda World Security Corp., Senior Secured Notes, 6.500% due 1/15/31(c)	82,189
90,000	Garda World Security Corp., Senior Unsecured Notes, 8.250% due 8/1/32(c)	91,992
	GE HealthCare Technologies Inc., Senior Unsecured Notes:
143,000	4.800% due 1/15/31	146,543
95,000	5.500% due 6/15/35	99,491
72,000	Global Payments Inc., Senior Unsecured Notes, 5.550% due 11/15/35	71,619
145,000	Graham Holdings Co., Company Guaranteed Notes, 5.625% due 12/1/33(c)	144,998
	Herc Holdings Inc., Company Guaranteed Notes:
50,000	7.000% due 6/15/30(c)	52,396
30,000	5.750% due 3/15/31(c)	30,412
30,000	6.000% due 3/15/34(c)	30,160
	Humana Inc., Senior Unsecured Notes:
70,000	5.950% due 3/15/34	73,418
125,000	5.550% due 5/1/35	127,198
	Icon Investments Six DAC, Senior Secured Notes:
400,000	5.849% due 5/8/29(g)	409,573
200,000	6.000% due 5/8/34	205,231
119,000	Illumina Inc., Senior Unsecured Notes, 4.750% due 12/12/30	120,894
35,000	Industrial F&B Investments III Inc., Senior Secured Notes, 7.750% due 2/11/33(c)	35,922
60,000	IQVIA Inc., Company Guaranteed Notes, 6.250% due 6/1/32(c)	61,721
	JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Unsecured Notes:
185,000	6.750% due 3/15/34	206,250
305,000	5.500% due 1/15/36	312,988
115,000	7.250% due 11/15/53	131,490
200,000	6.250% due 3/1/56	204,223
560,000	6.375% due 4/15/66	570,002

See Notes to Financial Statements.
164

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Kenvue Inc., Senior Unsecured Notes:
$215,000	4.850% due 5/22/32	$222,208
115,000	5.050% due 3/22/53	107,247
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
155,000	3.950% due 4/15/29	154,129
12,000	3.200% due 5/1/30	11,496
225,000	4.600% due 5/15/30	227,252
431,000	2.250% due 3/15/31	388,916
123,000	5.200% due 3/15/31	127,090
235,000	4.050% due 4/15/32	228,800
229,000	5.300% due 3/15/34	235,623
60,000	5.150% due 5/15/35	60,796
145,000	Kroger Co., Senior Unsecured Notes, 5.650% due 9/15/64	140,154
289,000	Laboratory Corp. of America Holdings, Company Guaranteed Notes, 4.800% due 10/1/34	289,877
45,000	LifePoint Health Inc., Senior Unsecured Notes, 10.000% due 6/1/32(c)	46,935
	Mars Inc., Senior Unsecured Notes:
130,000	4.600% due 3/1/28(c)	131,886
115,000	5.000% due 3/1/32(c)	119,124
2,700,000	5.200% due 3/1/35(c)	2,795,749
815,000	5.650% due 5/1/45(c)	834,058
145,000	5.700% due 5/1/55(c)	147,038
45,000	5.800% due 5/1/65(c)	46,090
35,000	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(c)	34,967
	McGraw-Hill Education Inc., Senior Secured Notes:
60,000	5.750% due 8/1/28(c)	59,905
50,000	7.375% due 9/1/31(c)	51,092
254,000	Medline Borrower LP, Company Guaranteed Notes, 5.250% due 10/1/29(c)	253,980
179,000	Merck & Co., Inc., Company Guaranteed Notes, 5.700% due 9/15/55	183,063
100,000	Merck & Co., Inc., Senior Unsecured Notes, 5.700% due 12/4/65	100,393
35,000	Performance Food Group Inc., Company Guaranteed Notes, 5.625% due 3/1/34(c)	35,117
	Philip Morris International Inc., Senior Unsecured Notes:
425,000	4.375% due 11/1/27	429,225
220,000	5.125% due 2/15/30	228,577
275,000	5.125% due 2/13/31	286,884
180,000	4.750% due 11/1/31	185,118
495,000	5.375% due 2/15/33	522,671
131,000	5.250% due 2/13/34	137,217
85,000	Post Holdings Inc., Company Guaranteed Notes, 6.375% due 3/1/33(c)	86,520
85,000	Primo Water Holdings Inc./Triton Water Holdings Inc., Company Guaranteed Notes, 6.250% due 4/1/29(c)	84,985

See Notes to Financial Statements.
165

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$196,116	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	$199,994
214,000	Quanta Services Inc., Senior Unsecured Notes, 5.250% due 8/9/34	221,734
135,000	Quest Diagnostics Inc., Senior Unsecured Notes, 5.000% due 12/15/34	138,285
31,664	Radiology Partners Inc., Secured Notes, 9.781% due 2/15/30(c)(h)	29,606
75,000	Radiology Partners Inc., Senior Secured Notes, 8.500% due 7/15/32(c)	77,226
146,000	Rollins Inc., Company Guaranteed Notes, 5.250% due 2/24/35	150,075
	Royalty Pharma PLC, Company Guaranteed Notes:
290,000	5.200% due 9/25/35	294,712
88,000	5.950% due 9/25/55	89,076
293,333	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	226,808
50,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 12/1/32(c)	48,776
51,000	Solventum Corp., Senior Unsecured Notes, 5.400% due 3/1/29	52,887
	Tenet Healthcare Corp., Senior Secured Notes:
120,000	6.125% due 6/15/30	122,393
15,000	5.500% due 11/15/32(c)	15,186
15,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.000% due 11/15/33(c)	15,501
660,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.473% due 10/7/32	667,461
	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes:
153,000	3.250% due 3/15/32	141,844
75,000	5.150% due 2/15/33	74,991
227,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(c)	227,407
60,000	United Rentals North America Inc., Company Guaranteed Notes, 5.375% due 11/15/33(c)	60,489
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(c)	44,547
145,000	US Foods Inc., Company Guaranteed Notes, 5.750% due 4/15/33(c)	147,904
139,000	Verisk Analytics Inc., Senior Unsecured Notes, 5.250% due 6/5/34	141,568
50,000	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(c)	53,498
275,000	Viatris Inc., Company Guaranteed Notes, 4.000% due 6/22/50	188,332
53,000	VSP Optical Group Inc., Company Guaranteed Notes, 5.450% due 12/1/35(c)	53,914
40,000	VT Topco Inc., Senior Secured Notes, 8.500% due 8/15/30(c)	39,737
80,000	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(c)	83,477
	Zoetis Inc., Senior Unsecured Notes:
145,000	4.150% due 8/17/28	146,104
59,000	4.700% due 2/1/43	54,875
	Total Consumer Non-cyclical	23,292,713
Energy – 2.7%
164,250	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Senior Secured Notes, 4.625% due 10/15/39	138,140
105,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 7.500% due 10/1/29(c)	110,459

See Notes to Financial Statements.
166

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Aker BP ASA, Senior Unsecured Notes:
$150,000	4.000% due 1/15/31(c)	$146,801
150,000	5.250% due 10/30/35(c)	149,537
230,000	5.800% due 10/1/54(c)	216,024
147,916	Al Candelaria -spain- SA, Senior Secured Notes, 7.500% due 12/15/28	150,135
54,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 7/1/34(c)	54,844
74,000	APA Corp., Company Guaranteed Notes, 6.100% due 2/15/35	77,495
105,000	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.625% due 9/1/32(c)	109,267
	BP Capital Markets America Inc., Company Guaranteed Notes:
2,790,000	4.812% due 2/13/33	2,859,747
2,690,000	4.893% due 9/11/33	2,764,936
200,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	200,321
90,000	Buckeye Partners LP, Senior Unsecured Notes, 6.875% due 7/1/29(c)	93,377
265,000	Cenovus Energy Inc., Senior Unsecured Notes, 5.400% due 3/20/36	269,933
	Cheniere Energy Inc., Senior Unsecured Notes:
246,000	4.625% due 10/15/28	245,912
142,000	5.650% due 4/15/34	149,321
	Chord Energy Corp., Company Guaranteed Notes:
35,000	6.000% due 10/1/30(c)	35,753
60,000	6.750% due 3/15/33(c)	62,316
125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(c)	121,908
	CNX Resources Corp., Company Guaranteed Notes:
70,000	6.000% due 1/15/29(c)	71,095
50,000	5.875% due 3/1/34(c)	50,091
87,000	Colonial Enterprises Inc., Company Guaranteed Notes, 5.627% due 11/15/35(c)	89,412
	Columbia Pipelines Holding Co. LLC, Senior Unsecured Notes:
120,000	5.097% due 10/1/31(c)	123,450
280,000	4.999% due 11/17/32(c)	285,644
	ConocoPhillips Co., Company Guaranteed Notes:
326,000	3.800% due 3/15/52	246,398
245,000	4.025% due 3/15/62	182,313
130,000	5.700% due 9/15/63	129,345
300,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(i)	295,050
20,000	Crescent Energy Finance LLC, Company Guaranteed Notes, 7.875% due 4/15/32(c)	20,375
	Diamondback Energy Inc., Company Guaranteed Notes:
300,000	5.400% due 4/18/34	311,965
65,000	6.250% due 3/15/53	67,682

See Notes to Financial Statements.
167

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$45,000	5.750% due 4/18/54	$43,920
280,000	5.900% due 4/18/64	274,689
	DT Midstream Inc., Company Guaranteed Notes:
75,000	4.125% due 6/15/29(c)	74,473
240,000	5.800% due 12/15/34(c)	253,028
147,000	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 5.650% due 10/15/54	145,215
300,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 11/2/51	216,576
72,000	Energy Transfer LP, Junior Subordinated Notes, 7.125% (5-Year CMT Index + 5.306%)(d)(i)	74,689
	Energy Transfer LP, Senior Unsecured Notes:
20,000	6.400% due 12/1/30	21,781
3,354,000	4.900% due 3/15/35	3,347,094
125,000	5.350% due 1/15/36	127,087
1,683,000	5.950% due 10/1/43	1,696,079
211,000	5.000% due 5/15/50	180,345
	Enterprise Products Operating LLC, Company Guaranteed Notes:
95,000	4.600% due 1/15/31	97,129
185,000	5.200% due 1/15/36	190,727
70,000	3.300% due 2/15/53	47,731
140,000	5.550% due 2/16/55	138,549
180,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	139,479
	Expand Energy Corp., Company Guaranteed Notes:
55,000	6.750% due 4/15/29(c)	55,160
72,000	4.750% due 2/1/32	71,881
60,000	Florida Gas Transmission Co. LLC, Senior Unsecured Notes, 5.750% due 7/15/35(c)	63,283
82,400	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	82,831
147,330	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	145,110
105,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(c)	108,734
100,000	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(c)	103,798
40,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 7.250% due 2/15/35(c)	39,617
65,000	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	74,887
	Kodiak Gas Services LLC, Company Guaranteed Notes:
125,000	7.250% due 2/15/29(c)	129,616
25,000	6.500% due 10/1/33(c)	25,781
25,000	6.750% due 10/1/35(c)	26,122
90,000	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(c)	91,913
60,000	Matador Resources Co., Senior Unsecured Notes, 6.000% due 4/15/34(c)	59,928

See Notes to Financial Statements.
168

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	MPLX LP, Senior Unsecured Notes:
$345,000	4.800% due 2/15/31	$352,199
2,980,000	5.000% due 1/15/33	3,028,446
390,000	5.500% due 6/1/34	404,262
76,000	5.300% due 4/1/36	76,684
	Nabors Industries Inc., Company Guaranteed Notes:
50,000	9.125% due 1/31/30(c)	52,577
65,000	7.625% due 11/15/32(c)	66,962
30,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(c)	31,091
152,000	NGPL PipeCo LLC, Senior Unsecured Notes, 3.250% due 7/15/31(c)	142,561
71,000	Occidental Petroleum Corp., Senior Unsecured Notes, 6.450% due 9/15/36	77,337
	ONEOK Inc., Company Guaranteed Notes:
110,000	4.750% due 10/15/31	111,579
125,000	6.050% due 9/1/33	134,216
610,000	5.050% due 11/1/34	612,224
190,000	5.400% due 10/15/35	193,986
40,000	6.625% due 9/1/53	42,394
200,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	199,655
25,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	24,896
130,000	Permian Resources Operating LLC, Company Guaranteed Notes, 6.250% due 2/1/33(c)	134,613
150,020	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	146,091
100,000	Petrobras Global Finance BV, Company Guaranteed Notes, 5.125% due 9/10/30	99,550
225,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 5.600% due 1/15/36	230,665
200,000	Raizen Fuels Finance SA, Company Guaranteed Notes, 6.700% due 2/25/37(g)	89,750
	Saudi Arabian Oil Co., Senior Unsecured Notes:
285,000	5.000% due 2/2/36(c)	285,385
400,000	6.375% due 6/2/55(c)	421,545
200,000	6.000% due 2/2/56(c)	200,702
65,000	SM Energy Co., Senior Unsecured Notes, 7.000% due 8/1/32(c)(g)	66,191
37,000	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 5.450% due 8/1/35(c)	38,427
55,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(c)	50,240
55,000	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 6.000% due 4/15/27	55,025
25,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.750% due 3/15/34(c)	25,693

See Notes to Financial Statements.
169

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$65,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Unsecured Notes, 7.375% due 2/15/29(c)	$67,386
	Targa Resources Corp., Company Guaranteed Notes:
130,000	4.350% due 4/15/31	130,010
320,000	5.400% due 7/30/36	325,907
225,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	218,304
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(c)	5,999,341
	TotalEnergies Capital SA, Company Guaranteed Notes:
255,000	5.638% due 4/5/64	252,615
150,000	5.425% due 9/10/64	143,319
135,000	TotalEnergies Capital USA LLC, Company Guaranteed Notes, 4.569% due 1/13/33	136,684
20,000	Transocean International Ltd., Senior Secured Notes, 7.875% due 10/15/32(c)	21,474
200,000	Var Energi ASA, Senior Unsecured Notes, 5.875% due 5/22/30(c)	209,991
215,000	Variable Energi ASA, Senior Unsecured Notes, 6.500% due 5/22/35(c)	232,044
	Venture Global LNG Inc., Senior Secured Notes:
95,000	8.125% due 6/1/28(c)	97,478
50,000	8.375% due 6/1/31(c)	51,202
30,000	9.875% due 2/1/32(c)	31,783
	Venture Global Plaquemines LNG LLC, Senior Secured Notes:
50,000	6.125% due 12/15/30(c)	51,940
15,000	7.500% due 5/1/33(c)	16,640
50,000	6.500% due 1/15/34(c)	52,621
102,000	Viper Energy Partners LLC, Company Guaranteed Notes, 4.900% due 8/1/30	104,066
80,000	WBI Operating LLC, Senior Unsecured Notes, 6.500% due 10/15/33(c)	81,300
90,000	Weatherford International Ltd., Company Guaranteed Notes, 6.750% due 10/15/33(c)	94,094
3,175,000	Western Midstream Operating LP, Company Guaranteed Notes, 7.250% due 4/1/30(c)	3,365,430
106,000	Whistler Pipeline LLC, Senior Unsecured Notes, 5.700% due 9/30/31(c)	111,201
	Williams Cos., Inc., Senior Unsecured Notes:
2,800,000	5.650% due 3/15/33	2,962,867
185,000	5.150% due 3/15/36	187,170
146,000	5.950% due 3/15/56	148,218
	Total Energy	40,464,329
Financial – 6.4%
75,000	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 6.750% due 7/1/32(c)	73,556
35,000	Acrisure LLC/Acrisure Finance Inc., Senior Unsecured Notes, 6.000% due 8/1/29(c)	32,666
96,000	Agree LP, Company Guaranteed Notes, 5.625% due 6/15/34	101,321

See Notes to Financial Statements.
170

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$65,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(c)	$65,357
100,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(c)	99,971
	American Express Co., Senior Unsecured Notes:
280,000	5.085% (SOFRRATE + 1.020%) due 1/30/31(d)	289,287
290,000	5.016% (SOFRRATE + 1.440%) due 4/25/31(d)	299,636
184,000	American Express Co., Subordinated Notes, 5.412% (5-Year CMT Index + 1.150%) due 2/8/41(d)	188,022
	American Tower Corp., Senior Unsecured Notes:
1,680,000	3.950% due 3/15/29	1,674,606
2,618,000	2.100% due 6/15/30	2,403,799
225,000	2.300% due 9/15/31	202,315
148,000	4.700% due 12/15/32	149,703
51,000	3.700% due 10/15/49	38,492
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(c)	97,089
50,000	Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Secured Notes, 7.000% due 4/15/30(c)	50,542
35,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(c)	33,106
85,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, Senior Unsecured Notes, 7.875% due 11/1/29(c)	82,350
	Ares Strategic Income Fund, Senior Unsecured Notes:
265,000	5.800% due 9/9/30(c)	263,194
420,000	5.150% due 1/15/31(c)	406,861
365,000	5.550% due 4/15/31(c)	358,424
79,000	Arthur J Gallagher & Co., Senior Unsecured Notes, 4.850% due 12/15/29	80,937
	Asurion LLC & Asurion Co.-Issuer Inc., Senior Secured Notes:
25,000	8.000% due 12/31/32(c)	26,258
20,000	8.375% due 2/1/34(c)	19,903
	Athene Global Funding, Secured Notes:
435,000	4.721% due 10/8/29(c)	435,231
84,000	5.033% due 7/17/30(c)	84,479
92,000	Aviation Capital Group LLC, Senior Unsecured Notes, 5.375% due 7/15/29(c)	95,034
	Avolon Holdings Funding Ltd., Company Guaranteed Notes:
238,000	5.750% due 3/1/29(c)	247,600
44,000	4.700% due 1/30/31(c)	44,154
	Azorra Finance Ltd., Company Guaranteed Notes:
55,000	7.750% due 4/15/30(c)	57,765
70,000	7.250% due 1/15/31(c)	73,058
200,000	Banco BBVA Peru SA, Subordinated Notes, 6.200% (5-Year CMT Index + 2.002%) due 6/7/34(d)	208,273

See Notes to Financial Statements.
171

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	Banco Davivienda SA, Subordinated Notes, 8.125% (5-Year CMT Index + 4.588%) due 7/2/35(c)(d)	$206,200
450,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(d)	444,785
200,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 6.397% (5-Year CMT Index + 2.067%) due 4/30/35(d)	207,610
150,000	Banco Santander Chile, Senior Unsecured Notes, 4.550% due 11/20/30(c)	151,018
71,000	Bank of America Corp., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.684%)(d)(i)	74,331
	Bank of America Corp., Senior Unsecured Notes:
100,000	3.974% (3-Month TSFR + 1.472%) due 2/7/30(d)	99,911
4,925,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(d)	4,443,914
2,615,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(d)	2,421,285
280,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(d)	258,832
104,000	5.468% (SOFRRATE + 1.650%) due 1/23/35(d)	108,992
121,000	Bank of America Corp., Subordinated Notes, 5.744% (SOFRRATE + 1.697%) due 2/12/36(d)	126,459
127,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 2.034%)(d)(i)	126,975
	Bank of New York Mellon Corp., Senior Unsecured Notes:
440,000	4.026% (SOFRRATE + 0.634%) due 1/22/30(d)	440,730
110,000	5.060% (SOFRRATE + 1.230%) due 7/22/32(d)	114,455
2,996,000	Bank of Nova Scotia, Senior Unsecured Notes, 4.813% (SOFRRATE + 1.045%) due 2/2/34(d)	3,030,535
5,000,000	Barclays PLC, Senior Unsecured Notes, 4.972% (3-Month USD-SOFR + 1.902%) due 5/16/29(d)	5,089,039
300,000	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes, 5.125% (5-Year CMT Index + 2.650%) due 1/18/33(d)	298,848
	BPCE SA, Senior Non-Preferred Notes:
250,000	4.625% due 9/12/28(c)	252,882
300,000	5.876% (SOFRRATE + 1.680%) due 1/14/31(c)(d)	315,414
385,000	5.389% (SOFRRATE + 1.581%) due 5/28/31(c)(d)	398,291
61,000	Brown & Brown Inc., Senior Unsecured Notes, 6.250% due 6/23/55	62,297
495,000	Capital One Financial Corp., Senior Unsecured Notes, 7.624% (SOFRRATE + 3.070%) due 10/30/31(d)	557,939
74,000	Citigroup Inc., Junior Subordinated Notes, 6.875% (5-Year CMT Index + 2.890%)(d)(i)	75,874
	Citigroup Inc., Senior Unsecured Notes:
412,000	4.952% (SOFRRATE + 1.463%) due 5/7/31(d)	422,539
706,000	4.503% (SOFRRATE + 1.171%) due 9/11/31(d)	711,389
6,930,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(d)	6,268,990
68,000	Citigroup Inc., Subordinated Notes, 6.174% (SOFRRATE + 2.661%) due 5/25/34(d)	72,592

See Notes to Financial Statements.
172

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$565,000	Credit Agricole SA, Senior Non-Preferred Notes, 5.222% (SOFRRATE + 1.460%) due 5/27/31(c)(d)	$584,209
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(d)	199,812
	Equinix Inc., Senior Unsecured Notes:
142,000	3.900% due 4/15/32	137,527
250,000	2.950% due 9/15/51	158,371
230,000	Equitable America Global Funding, Secured Notes, 4.700% due 9/15/32(c)	228,862
27,000	Equitable Holdings Inc., Senior Unsecured Notes, 4.350% due 4/20/28	27,136
150,000	Essential Properties LP, Company Guaranteed Notes, 5.400% due 12/1/35	152,885
	Extra Space Storage LP, Company Guaranteed Notes:
72,000	4.950% due 1/15/33	73,150
132,000	5.400% due 2/1/34	136,165
187,000	First Industrial LP, Company Guaranteed Notes, 5.250% due 1/15/31	192,286
40,000	Freedom Mortgage Holdings LLC, Senior Unsecured Notes, 8.375% due 4/1/32(c)	40,300
105,000	GGAM Finance Ltd., Company Guaranteed Notes, 6.875% due 4/15/29(c)	108,158
285,000	Global Aircraft Leasing Co., Ltd., Senior Secured Notes, 8.750% due 9/1/27(c)	293,764
126,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.625% due 3/1/36	125,986
68,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 6.850% (5-Year CMT Index + 2.461%)(d)(i)	71,209
	Goldman Sachs Group Inc., Senior Unsecured Notes:
140,000	5.049% (SOFRRATE + 1.210%) due 7/23/30(d)	143,624
435,000	4.692% (SOFRRATE + 1.135%) due 10/23/30(d)	442,082
245,000	5.207% (SOFRRATE + 1.078%) due 1/28/31(d)	253,873
190,000	5.218% (SOFRRATE + 1.580%) due 4/23/31(d)	196,690
149,000	4.369% (SOFRRATE + 1.060%) due 10/21/31(d)	149,096
23,000	4.516% (SOFRRATE + 0.960%) due 1/21/32(d)	23,142
55,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(d)	50,511
139,000	5.330% (SOFRRATE + 1.550%) due 7/23/35(d)	143,481
570,000	5.065% (SOFRRATE + 1.190%) due 1/21/37(d)	574,009
127,000	Guardian Life Global Funding, Secured Notes, 4.798% due 4/28/30(c)	130,263
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(c)	64,449
	HSBC Holdings PLC, Senior Unsecured Notes:
200,000	5.240% (SOFRRATE + 1.570%) due 5/13/31(d)	207,193
200,000	2.848% (SOFRRATE + 2.387%) due 6/4/31(d)	188,862
205,000	4.619% (SOFRRATE + 1.190%) due 11/6/31(d)	207,349
65,000	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(c)	67,045
178,000	Huntington Bancshares Inc., Subordinated Notes, 2.487% (5-Year CMT Index + 1.170%) due 8/15/36(d)	157,240

See Notes to Financial Statements.
173

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$415,000	Intercontinental Exchange Inc., Senior Unsecured Notes, 2.650% due 9/15/40	$309,309
80,000	Iron Mountain Inc., Company Guaranteed Notes, 7.000% due 2/15/29(c)	82,106
	JPMorgan Chase & Co., Senior Unsecured Notes:
330,000	4.505% (SOFRRATE + 0.860%) due 10/22/28(d)	332,900
340,000	5.299% (SOFRRATE + 1.450%) due 7/24/29(d)	349,959
355,000	5.581% (SOFRRATE + 1.160%) due 4/22/30(d)	370,765
565,000	4.995% (SOFRRATE + 1.125%) due 7/22/30(d)	582,023
305,000	5.140% (SOFRRATE + 1.010%) due 1/24/31(d)	316,495
636,000	5.103% (SOFRRATE + 1.435%) due 4/22/31(d)	659,575
345,000	4.255% (SOFRRATE + 0.930%) due 10/22/31(d)	346,031
5,000,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(d)	4,553,830
1,975,000	5.336% (SOFRRATE + 1.620%) due 1/23/35(d)	2,058,383
257,000	5.294% (SOFRRATE + 1.460%) due 7/22/35(d)	266,876
75,000	4.946% (SOFRRATE + 1.340%) due 10/22/35(d)	76,165
292,000	JPMorgan Chase & Co., Subordinated Notes, 5.576% (SOFRRATE + 1.635%) due 7/23/36(d)	303,679
45,000	LFS Topco LLC, Senior Unsecured Notes, 8.750% due 7/15/30(c)	43,536
235,000	Lincoln National Corp., Senior Unsecured Notes, 5.350% due 11/15/35	229,433
144,000	Lineage OP LP, Company Guaranteed Notes, 5.250% due 7/15/30	146,953
	Macquarie Airfinance Holdings Ltd., Senior Unsecured Notes:
73,000	5.200% due 3/27/28(c)	74,222
74,000	5.150% due 3/17/30(c)	75,611
148,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.950% due 3/15/36	149,316
120,000	MetLife Inc., Subordinated Notes, 6.350% (5-Year CMT Index + 2.078%) due 3/15/55(d)	124,638
560,000	Morgan Stanley Private Bank N.A., Senior Unsecured Notes, 4.213% (SOFRRATE + 0.762%) due 2/8/30(d)	562,663
	Morgan Stanley, Senior Unsecured Notes:
35,000	5.449% (SOFRRATE + 1.630%) due 7/20/29(d)	36,091
460,000	4.238% (SOFRRATE + 0.800%) due 1/9/30(d)	461,609
190,000	4.654% (SOFRRATE + 1.100%) due 10/18/30(d)	193,101
15,000	5.230% (SOFRRATE + 1.108%) due 1/15/31(d)	15,534
1,180,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(d)	1,116,538
149,000	4.356% (SOFRRATE + 1.074%) due 10/22/31(d)	149,350
95,000	5.466% (SOFRRATE + 1.730%) due 1/18/35(d)	99,447
3,485,000	5.831% (SOFRRATE + 1.580%) due 4/19/35(d)	3,724,114
3,055,000	5.320% (SOFRRATE + 1.555%) due 7/19/35(d)	3,163,300
86,000	5.073% (SOFRRATE + 1.184%) due 1/30/37(d)	86,733
	Morgan Stanley, Subordinated Notes:
70,000	5.948% (5-Year CMT Index + 2.430%) due 1/19/38(d)	73,761
137,000	5.942% (5-Year CMT Index + 1.800%) due 2/7/39(d)	144,389

See Notes to Financial Statements.
174

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Navient Corp., Senior Unsecured Notes:
$30,000	5.000% due 3/15/27	$29,546
30,000	7.875% due 6/15/32	27,906
66,000	New York Life Insurance Co., Subordinated Notes, 6.750% due 11/15/39(c)	75,940
	Omega Healthcare Investors Inc., Company Guaranteed Notes:
78,000	3.375% due 2/1/31	73,609
83,000	3.250% due 4/15/33	74,947
	OneMain Finance Corp., Company Guaranteed Notes:
45,000	7.500% due 5/15/31	46,463
65,000	6.500% due 3/15/33	64,408
1,320,000	Ontario Teachers’ Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(c)	1,198,340
200,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(d)	201,084
90,000	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(c)	91,561
75,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(c)	77,653
	PennyMac Financial Services Inc., Company Guaranteed Notes:
45,000	4.250% due 2/15/29(c)	43,261
80,000	7.875% due 12/15/29(c)	83,995
35,000	6.875% due 5/15/32(c)	35,200
143,000	Phillips Edison Grocery Center Operating Partnership I LP, Company Guaranteed Notes, 5.750% due 7/15/34	151,384
	PNC Financial Services Group Inc., Senior Unsecured Notes:
3,610,000	5.068% (SOFRRATE + 1.933%) due 1/24/34(d)	3,730,533
96,000	5.373% (SOFRRATE + 1.417%) due 7/21/36(d)	99,531
63,000	PNC Financial Services Group Inc., Subordinated Notes, 5.423% (5-Year CMT Index + 1.170%) due 1/25/41(d)	63,690
	Prologis Targeted US Logistics Fund LP, Company Guaranteed Notes:
135,000	4.250% due 1/15/31(c)	135,203
375,000	4.750% due 1/15/36(c)	370,756
	Realty Income Corp., Senior Unsecured Notes:
535,000	4.500% due 2/1/33	536,098
180,000	5.125% due 4/15/35	185,189
	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes:
80,000	6.500% due 6/15/33(c)	83,103
60,000	5.750% due 3/15/34(c)	60,438
45,000	Rocket Cos., Inc., Company Guaranteed Notes, 6.375% due 8/1/33(c)	46,508
298,000	Royal Bank of Canada, Senior Unsecured Notes, 4.305% (SOFRRATE + 0.980%) due 11/3/31(d)	299,922
3,415,000	SBA Tower Trust, Asset Backed, 1.631% due 11/15/26(c)	3,356,634
	Service Properties Trust, Company Guaranteed Notes:
25,000	5.500% due 12/15/27	25,053
40,000	8.875% due 6/15/32	40,150

See Notes to Financial Statements.
175

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$60,000	Service Properties Trust, Senior Secured Notes, zero coupon, due 9/30/27(c)	$54,725
75,000	Starwood Property Trust Inc., Company Guaranteed Notes, 5.250% due 10/15/28(c)	75,361
	Starwood Property Trust Inc., Senior Unsecured Notes:
70,000	7.250% due 4/1/29(c)	73,350
35,000	6.000% due 4/15/30(c)	35,811
27,000	Store Capital LLC, Senior Unsecured Notes, 4.950% due 2/11/31(c)	27,240
	Synchrony Financial, Senior Unsecured Notes:
435,000	5.450% (SOFRRATE + 1.680%) due 3/6/31(d)	444,308
90,000	4.947% (SOFRRATE + 1.530%) due 2/25/32(d)	89,469
380,000	6.000% (SOFRRATE + 2.070%) due 7/29/36(d)	387,269
74,000	Toronto-Dominion Bank, Senior Unsecured Notes, 4.928% due 10/15/35	74,608
82,000	Travelers Cos., Inc., Senior Unsecured Notes, 4.600% due 8/1/43	75,604
	Truist Financial Corp., Senior Unsecured Notes:
60,000	7.161% (SOFRRATE + 2.446%) due 10/30/29(d)	64,592
132,000	5.153% (SOFRRATE + 1.571%) due 8/5/32(d)	137,108
3,295,000	5.122% (SOFRRATE + 1.852%) due 1/26/34(d)	3,379,698
	UBS Group AG, Senior Unsecured Notes:
3,400,000	3.091% (SOFRRATE + 1.730%) due 5/14/32(c)(d)	3,181,609
1,850,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(c)(d)	1,673,793
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	5,008,213
200,000	United Overseas Bank Ltd., Subordinated Notes, 2.000% (5-Year CMT Index + 1.230%) due 10/14/31(d)	197,344
1,145,000	US Bancorp, Senior Unsecured Notes, 4.839% (SOFRRATE + 1.600%) due 2/1/34(d)	1,161,874
287,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.625% due 12/1/29(c)	286,714
60,000	Walker & Dunlop Inc., Company Guaranteed Notes, 6.625% due 4/1/33(c)	59,305
	Wells Fargo & Co., Senior Unsecured Notes:
160,000	3.000% due 4/22/26	159,793
95,000	2.572% (3-Month TSFR + 1.262%) due 2/11/31(d)	89,414
337,000	5.150% (SOFRRATE + 1.500%) due 4/23/31(d)	348,874
425,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(d)	399,103
5,845,000	5.389% (SOFRRATE + 2.020%) due 4/24/34(d)	6,091,102
306,000	4.892% (SOFRRATE + 1.340%) due 9/15/36(d)	306,890
45,000	5.013% (3-Month TSFR + 4.502%) due 4/4/51(d)	41,168
83,000	Willis North America Inc., Company Guaranteed Notes, 4.550% due 3/15/31	83,059
135,000	XHR LP, Company Guaranteed Notes, 6.625% due 5/15/30(c)	139,987
	Total Financial	97,327,769
Industrial – 1.0%
70,000	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(c)	72,167
45,000	Advanced Drainage Systems Inc., Senior Unsecured Notes, 5.375% due 3/1/34(c)	45,343

See Notes to Financial Statements.
176

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$213,000	Amphenol Corp., Senior Unsecured Notes, 5.300% due 11/15/55	$206,256
62,000	Amrize Finance US LLC, Company Guaranteed Notes, 4.950% due 4/7/30	63,787
148,000	Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	151,843
15,000	Artera Services LLC, Senior Secured Notes, 8.500% due 2/15/31(c)	12,540
269,000	Avnet Inc., Senior Unsecured Notes, 6.250% due 3/15/28	278,997
385,000	BAE Systems PLC, Senior Unsecured Notes, 5.125% due 3/26/29(c)	398,823
310,093	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	257,229
	Boeing Co., Senior Unsecured Notes:
125,000	3.200% due 3/1/29	122,136
101,000	2.950% due 2/1/30	96,868
600,000	5.150% due 5/1/30	621,444
110,000	6.388% due 5/1/31	120,238
415,000	5.705% due 5/1/40	431,781
	Builders FirstSource Inc., Company Guaranteed Notes:
65,000	6.375% due 3/1/34(c)	66,951
50,000	6.750% due 5/15/35(c)	52,178
131,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 5.500% due 3/15/55	130,835
155,000	CCL Industries Inc., Senior Unsecured Notes, 3.050% due 6/1/30(c)	146,852
200,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(d)(i)	199,676
95,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.750% due 4/15/32(c)	95,717
154,000	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.375% due 3/7/31	153,900
90,000	Columbus McKinnon Corp., Senior Secured Notes, 7.125% due 2/1/33(c)	92,525
35,000	Cornerstone Building Brands Inc., Senior Secured Notes, 9.500% due 8/15/29(c)	25,440
149,000	CRH America Finance Inc., Company Guaranteed Notes, 4.400% due 2/9/31	150,111
	CSX Corp., Senior Unsecured Notes:
405,000	5.050% due 6/15/35	417,748
331,000	3.350% due 9/15/49	238,218
115,000	Danaos Corp., Company Guaranteed Notes, 6.875% due 10/15/32(c)	118,602
115,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(c)	119,024
55,000	Energizer Holdings Inc., Company Guaranteed Notes, 6.000% due 9/15/33(c)	53,696
	Fedex Freight Holding Co., Inc., Company Guaranteed Notes:
200,000	4.650% due 3/15/31(c)	201,098
131,000	4.950% due 3/15/33(c)	130,996
73,000	Flex Ltd., Senior Unsecured Notes, 5.375% due 11/13/35	73,800
	GATX Corp., Senior Unsecured Notes:
83,000	5.500% due 6/15/35	86,244
78,000	5.200% due 3/15/44	75,146

See Notes to Financial Statements.
177

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$49,000	GE Vernova Inc., Senior Unsecured Notes, 5.500% due 2/4/56	$48,614
210,000	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(c)	216,455
95,000	GFL Environmental Holdings US Inc., Company Guaranteed Notes, 5.500% due 2/1/34(c)	95,342
55,000	Goat Holdco LLC, Senior Secured Notes, 6.750% due 2/1/32(c)	56,837
30,000	GrafTech Finance Inc., Secured Notes, 4.625% due 12/23/29(c)	14,550
115,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	114,940
84,000	Hubbell Inc., Senior Unsecured Notes, 4.800% due 11/15/35	84,500
62,000	Jabil Inc., Senior Unsecured Notes, 4.750% due 2/1/33	61,773
250,000	Jacobs Solutions Inc., Company Guaranteed Notes, 5.375% due 3/3/36	250,042
223,678	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	231,816
144,000	Lockheed Martin Corp., Senior Unsecured Notes, 5.000% due 8/15/35	148,816
145,000	Madison IAQ LLC, Senior Unsecured Notes, 5.875% due 6/30/29(c)	144,653
138,000	MasTec Inc., Senior Unsecured Notes, 5.900% due 6/15/29	144,843
105,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(c)	105,872
157,000	Molex Electronic Technologies LLC, Senior Unsecured Notes, 5.250% due 4/30/32(c)	162,882
138,806	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	142,012
	Northrop Grumman Corp., Senior Unsecured Notes:
120,000	4.650% due 7/15/30	122,879
240,000	5.150% due 5/1/40	242,853
89,000	4.030% due 10/15/47	73,013
241,000	5.200% due 6/1/54	230,025
72,000	nVent Finance SARL, Company Guaranteed Notes, 5.650% due 5/15/33	76,089
130,000	Owens Corning, Senior Unsecured Notes, 5.700% due 6/15/34	137,903
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
35,000	5.750% due 5/24/26(c)	35,083
125,000	6.050% due 8/1/28(c)	130,309
282,000	5.250% due 2/1/30(c)	292,058
125,000	4.550% due 1/15/31(c)	125,790
85,000	Quikrete Holdings Inc., Senior Unsecured Notes, 6.750% due 3/1/33(c)	88,354
138,000	Republic Services Inc., Senior Unsecured Notes, 5.150% due 3/15/35	144,166
95,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(c)	90,995
305,000	Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	254,889
38,000	Sonoco Products Co., Senior Unsecured Notes, 4.600% due 9/1/29	38,529
57,000	Spirit AeroSystems Inc., Company Guaranteed Notes, 4.600% due 6/15/28	57,483
65,000	Standard Building Solutions Inc., Company Guaranteed Notes, 5.875% due 3/15/34(c)	64,842
50,000	Standard Building Solutions Inc., Senior Unsecured Notes, 6.500% due 8/15/32(c)	51,467
20,000	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(c)	19,019
137,000	Textron Inc., Senior Unsecured Notes, 5.500% due 5/15/35	144,142
90,000	TransDigm Inc., Company Guaranteed Notes, 6.375% due 5/31/33(c)	91,857

See Notes to Financial Statements.
178

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
	TransDigm Inc., Senior Secured Notes:
$135,000	6.875% due 12/15/30(c)	$140,502
5,000	6.250% due 1/31/34(c)	5,172
10,000	TransDigm Inc., Senior Subordinated Notes, 6.750% due 1/31/34(c)	10,378
30,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(c)	30,777
	Veralto Corp., Company Guaranteed Notes:
95,000	5.500% due 9/18/26	95,655
47,000	5.350% due 9/18/28	48,537
73,000	5.450% due 9/18/33	76,927
181,000	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(c)	180,269
109,000	Vertiv Holdings Co., Senior Unsecured Notes, 5.800% due 3/15/56	109,182
119,000	Waste Connections Inc., Senior Unsecured Notes, 5.250% due 9/1/35	124,564
110,000	Watco Cos LLC/Watco Finance Corp., Senior Unsecured Notes, 7.125% due 8/1/32(c)	115,742
	WESCO Distribution Inc., Company Guaranteed Notes:
35,000	6.375% due 3/15/33(c)	36,492
50,000	5.500% due 4/15/34(c)	50,388
	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes:
500,000	4.900% due 5/29/30	515,017
310,000	5.611% due 3/11/34	328,736
2,400,000	WRKCo Inc., Company Guaranteed Notes, 3.900% due 6/1/28	2,397,842
170,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(c)	176,649
197,340	Yinson Bergenia Production BV, Senior Secured Notes, 8.498% due 1/31/45(c)	209,591
	Total Industrial	14,696,321
Technology – 0.6%
40,000	Amentum Holdings Inc., Company Guaranteed Notes, 7.250% due 8/1/32(c)	41,913
85,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(c)	79,923
90,000	Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	91,589
367,000	Broadcom Inc., Company Guaranteed Notes, 3.500% due 2/15/41	304,017
	Broadcom Inc., Senior Unsecured Notes:
95,000	5.050% due 7/12/29	98,295
520,000	4.200% due 10/15/30	522,916
190,000	5.200% due 7/15/35	196,367
35,000	CACI International Inc., Company Guaranteed Notes, 6.375% due 6/15/33(c)	36,032
50,000	Cloud Software Group Inc., Secured Notes, 9.000% due 9/30/29(c)	48,962
	Cloud Software Group Inc., Senior Secured Notes:
65,000	6.500% due 3/31/29(c)	63,744
35,000	6.625% due 8/15/33(c)	33,033
55,000	CoreWeave Inc., Company Guaranteed Notes, 9.250% due 6/1/30(c)	53,870
67,000	Dell Inc., Senior Unsecured Notes, 6.500% due 4/15/38	72,635
95,000	Ellucian Holdings Inc., Senior Secured Notes, 6.500% due 12/1/29(c)	93,159
147,000	Fiserv Inc., Senior Unsecured Notes, 4.550% due 2/15/31	146,537

See Notes to Financial Statements.
179

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$795,000	Foundry JV Holdco LLC, Senior Secured Notes, 6.150% due 1/25/32(c)	$852,773
	Intel Corp., Senior Unsecured Notes:
40,000	5.200% due 2/10/33	41,242
130,000	4.100% due 5/11/47	100,409
370,000	3.734% due 12/8/47	267,864
260,000	3.250% due 11/15/49	170,221
125,000	4.750% due 3/25/50	104,415
125,000	5.050% due 8/5/62	104,045
279,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 4.100% due 10/15/41	200,115
262,000	Marvell Technology Inc., Senior Unsecured Notes, 5.950% due 9/15/33	281,474
25,000	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(c)	20,455
250,000	Micron Technology Inc., Senior Unsecured Notes, 5.650% due 11/1/32	266,476
68,000	NetApp Inc., Senior Unsecured Notes, 5.500% due 3/17/32	70,878
	NVIDIA Corp., Senior Unsecured Notes:
100,000	2.850% due 4/1/30	96,196
490,000	3.500% due 4/1/40	422,502
117,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.850% due 8/19/32	119,028
	Oracle Corp., Senior Unsecured Notes:
975,000	4.800% due 9/26/32	952,697
50,000	4.900% due 2/6/33	48,880
360,000	5.350% due 5/4/33	361,214
106,000	4.300% due 7/8/34	97,185
330,000	4.700% due 9/27/34	310,120
250,000	3.800% due 11/15/37	205,604
874,000	3.600% due 4/1/50	546,711
115,000	3.950% due 3/25/51	76,125
229,000	5.550% due 2/6/53	190,436
166,000	5.375% due 9/27/54	134,395
115,000	6.000% due 8/3/55	101,304
55,000	5.500% due 9/27/64	43,496
170,000	6.850% due 2/4/66	162,862
283,000	Paychex Inc., Senior Unsecured Notes, 5.350% due 4/15/32	290,231
96,000	Qorvo Inc., Company Guaranteed Notes, 3.375% due 4/1/31(c)	88,476
88,000	Roper Technologies Inc., Senior Unsecured Notes, 4.250% due 9/15/28	88,396
105,000	UKG Inc., Senior Secured Notes, 6.875% due 2/1/31(c)	101,866
72,000	Workday Inc., Senior Unsecured Notes, 3.800% due 4/1/32	68,297
	Total Technology	8,869,380
Utilities – 2.5%
200,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	189,672
266,000	Adani Transmission Step-One Ltd., Senior Secured Notes, 4.250% due 5/21/36	242,467
76,000	AEP Texas Inc., Senior Unsecured Notes, 5.450% due 5/15/29	79,245

See Notes to Financial Statements.
180

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Alabama Power Co., Senior Unsecured Notes:
$465,000	4.300% due 3/15/31	$469,949
175,000	3.450% due 10/1/49	127,517
74,000	Alliant Energy Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 2.077%) due 4/1/56(d)	73,761
	Arizona Public Service Co., Senior Unsecured Notes:
190,000	5.700% due 8/15/34	201,430
297,000	5.900% due 8/15/55	305,609
1,100,000	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 5.950% due 5/15/37	1,198,831
135,000	Black Hills Corp., Senior Unsecured Notes, 6.000% due 1/15/35	145,377
215,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(c)	216,738
198,268	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(c)	216,996
50,000	CenterPoint Energy Houston Electric LLC, General Refunding Mortgage Notes, 4.850% due 4/1/36	50,155
292,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	303,779
87,000	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 1.750% due 10/1/30	78,456
194,174	Chile Electricity Lux Mpc II SARL, Government Guaranteed Notes, 5.672% due 10/20/35(c)	201,567
172,000	Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	180,799
148,053	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(c)	134,506
100,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 3.375% due 9/15/29	95,219
71,000	CMS Energy Corp., Junior Subordinated Notes, 6.500% (5-Year CMT Index + 1.961%) due 6/1/55(d)	74,201
200,000	Comision Federal de Electricidad, Company Guaranteed Notes, 6.450% due 1/24/35(c)	207,208
291,000	Commonwealth Edison Co., 1st Mortgage Notes, 5.950% due 6/1/55	304,086
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
250,000	3.200% due 12/1/51	168,860
185,000	5.500% due 3/15/55	181,514
185,000	5.750% due 11/15/55	187,745
122,000	Constellation Energy Generation LLC, Senior Unsecured Notes, 4.400% due 1/15/31	122,833
86,000	Consumers Energy Co., 1st Mortgage Notes, 4.500% due 1/15/31	87,757
3,025,000	Dominion Energy Inc., Senior Unsecured Notes, 3.375% due 4/1/30	2,942,655
192,000	DTE Energy Co., Senior Unsecured Notes, 5.850% due 6/1/34	206,515
245,000	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.300% due 2/15/40	250,344

See Notes to Financial Statements.
181

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Duke Energy Corp., Senior Unsecured Notes:
$585,000	2.550% due 6/15/31	$538,349
85,000	5.450% due 6/15/34	89,200
570,000	4.950% due 9/15/35	571,130
45,000	5.000% due 8/15/52	39,879
247,000	5.800% due 6/15/54	244,915
65,000	Duke Energy Ohio Inc., 1st Mortgage Notes, 5.550% due 3/15/54	64,636
	Duke Energy Progress LLC, 1st Mortgage Notes:
395,000	5.050% due 3/15/35	405,357
140,000	5.550% due 3/15/55	139,618
	Edison International, Senior Unsecured Notes:
210,000	6.250% due 3/15/30	222,114
250,000	4.800% due 3/15/31	249,850
76,000	5.250% due 3/15/32	77,395
46,400	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	46,394
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	184,173
73,000	Entergy Arkansas LLC, 1st Mortgage Notes, 5.750% due 6/1/54	73,593
137,000	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(d)	143,330
100,000	Entergy Louisiana LLC, 1st Mortgage Notes, 4.750% due 9/15/52	87,987
149,000	Evergy Kansas Central Inc., 1st Mortgage Notes, 5.700% due 3/15/53	151,926
	Eversource Energy, Senior Unsecured Notes:
135,000	4.450% due 12/15/30	135,765
335,000	5.125% due 5/15/33	342,327
85,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	85,351
	Georgia Power Co., Senior Unsecured Notes:
250,000	4.000% due 10/1/28	251,423
235,000	4.550% due 3/15/30	239,780
80,000	Jersey Central Power & Light Co., Senior Unsecured Notes, 5.100% due 1/15/35	82,164
278,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	262,637
60,000	Kentucky Utilities Co., 1st Mortgage Notes, 5.850% due 8/15/55	61,718
207,848	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	210,609
129,800	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	129,843
144,845	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	144,191
30,000	Monongahela Power Co., 1st Mortgage Notes, 5.850% due 2/15/34(c)	32,304
60,000	National Fuel Gas Co., Senior Unsecured Notes, 5.950% due 3/15/35	63,921
2,960,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.000% due 8/15/34	3,055,033

See Notes to Financial Statements.
182

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$143,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 5.900% due 3/15/55	$145,400
66,000	NiSource Inc., Junior Subordinated Notes, 6.950% (5-Year CMT Index + 2.451%) due 11/30/54(d)	68,959
	NiSource Inc., Senior Unsecured Notes:
259,000	3.600% due 5/1/30	254,061
215,000	5.350% due 4/1/34	224,428
465,000	5.350% due 7/15/35	480,095
120,000	5.850% due 4/1/55	121,033
60,000	NRG Energy Inc., Company Guaranteed Notes, 6.000% due 2/1/33(c)	61,453
20,000	NRG Energy Inc., Senior Unsecured Notes, 5.750% due 1/15/34(c)	20,274
	NSTAR Electric Co., Senior Unsecured Notes:
75,000	5.400% due 6/1/34	78,433
230,000	5.200% due 3/1/35	236,774
85,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	77,423
	Ohio Edison Co., Senior Unsecured Notes:
125,000	4.950% due 12/15/29(c)	128,441
70,000	5.500% due 1/15/33(c)	73,439
400,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	408,739
	Pacific Gas & Electric Co., 1st Mortgage Notes:
190,000	4.550% due 7/1/30	190,898
785,000	2.500% due 2/1/31	717,718
340,000	6.150% due 1/15/33	365,351
135,000	6.950% due 3/15/34	151,953
480,000	5.800% due 5/15/34	506,440
45,000	5.200% due 5/1/36	45,149
112,000	3.300% due 8/1/40	86,964
44,000	4.600% due 6/15/43	37,646
95,000	4.750% due 2/15/44	82,518
104,000	4.300% due 3/15/45	84,195
85,000	3.500% due 8/1/50	58,696
188,000	6.750% due 1/15/53	203,146
36,000	6.150% due 3/1/55	36,252
25,000	6.100% due 10/15/55	25,052
280,000	Pacific Gas & Electric Co., Senior Secured Notes, 3.250% due 6/1/31	263,948
	PacifiCorp, 1st Mortgage Notes:
125,000	4.250% due 3/15/29	125,846
23,000	6.250% due 10/15/37	24,477
21,000	4.125% due 1/15/49	16,009
315,000	5.350% due 12/1/53	282,574
171,000	5.500% due 5/15/54	156,740
30,000	5.800% due 1/15/55	28,576
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	199,642

See Notes to Financial Statements.
183

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Pinnacle West Capital Corp., Senior Unsecured Notes:
$118,000	4.900% due 5/15/28	$120,291
212,000	5.150% due 5/15/30	219,642
99,000	PSEG Power LLC, Senior Unsecured Notes, 5.200% due 5/15/30(c)	102,165
450,000	Public Service Co. of Oklahoma, Senior Unsecured Notes, 5.200% due 1/15/35	459,577
	Public Service Enterprise Group Inc., Senior Unsecured Notes:
40,000	6.125% due 10/15/33	43,342
620,000	5.400% due 3/15/35	643,176
655,000	Puget Energy Inc., Senior Secured Notes, 5.725% due 3/15/35	677,709
200,000	Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35(c)	220,800
	Southern California Edison Co., 1st Mortgage Notes:
290,000	5.150% due 6/1/29	298,327
85,000	4.800% due 3/15/33	85,376
85,000	6.000% due 1/15/34	90,688
340,000	5.200% due 6/1/34	345,641
55,000	5.450% due 3/1/35	56,591
52,000	3.900% due 3/15/43	41,023
130,000	4.650% due 10/1/43	112,689
29,000	4.000% due 4/1/47	22,324
638,000	4.125% due 3/1/48	499,343
181,000	5.450% due 6/1/52	165,987
233,000	5.700% due 3/1/53	221,897
75,000	5.875% due 12/1/53	73,686
	Southern California Gas Co., 1st Mortgage Notes:
4,315,000	5.750% due 6/1/53	4,334,769
210,000	6.000% due 6/15/55	217,890
	Southern Co. Gas Capital Corp., Company Guaranteed Notes:
49,000	4.050% due 9/15/28	49,143
410,000	5.100% due 9/15/35	417,571
47,000	Southern Co., Junior Subordinated Notes, 6.375% (5-Year CMT Index + 2.069%) due 3/15/55(d)	49,172
	Southern Co., Senior Unsecured Notes:
30,000	4.850% due 6/15/28	30,600
130,000	4.850% due 3/15/35	129,764
370,000	Southern Power Co., Senior Unsecured Notes, 4.900% due 10/1/35	368,662
90,000	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	93,318
255,000	Star Energy Geothermal Wayang Windu Ltd., Senior Secured Notes, 6.750% due 4/24/33	262,400
40,000	Talen Energy Supply LLC, Company Guaranteed Notes, 6.250% due 2/1/34(c)	40,704
282,000	Trans-Allegheny Interstate Line Co., Senior Unsecured Notes, 5.000% due 1/15/31(c)	291,472

See Notes to Financial Statements.
184

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Virginia Electric & Power Co., Senior Unsecured Notes:
$415,000	5.000% due 1/15/34	$423,398
145,000	5.050% due 8/15/34	147,879
450,000	4.900% due 9/15/35	451,353
595,000	4.950% due 3/15/36	594,029
25,000	4.200% due 5/15/45	20,948
64,000	5.550% due 8/15/54	62,251
120,000	5.650% due 3/15/55	118,150
74,000	5.600% due 9/15/55	72,521
150,000	Vistra Operations Co. LLC, Company Guaranteed Notes, 4.375% due 5/1/29(c)	148,402
50,000	VoltaGrid LLC, Secured Notes, 7.375% due 11/1/30(c)	52,210
103,000	WEC Energy Group Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 1.905%) due 5/15/56(d)	103,650
275,000	WEC Energy Group Inc., Senior Unsecured Notes, 4.750% due 1/15/28	279,186
115,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 5.375% due 3/30/34	119,592
	Xcel Energy Inc., Senior Unsecured Notes:
110,000	4.600% due 6/1/32	110,818
340,000	5.600% due 4/15/35	355,387
	Total Utilities	37,586,958
	TOTAL CORPORATE BONDS & NOTES (Cost – $266,569,173)	267,891,965
ASSET-BACKED SECURITIES – 9.7%
Automobile ABS – 2.1%
1,000,000	Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.150% due 3/25/30(c)	1,009,116
1,148,096	Enterprise Fleet Financing LLC, Series 2024-3, Class A2, 5.310% due 4/20/27(c)	1,151,555
	Ford Credit Auto Lease Trust:
5,365,787	Series 2024-B, Class A3, 4.990% due 12/15/27	5,389,519
1,565,000	Series 2026-A, Class B, 4.200% due 2/15/30	1,576,201
	Ford Credit Auto Owner Trust:
3,350,000	Series 2023-B, Class B, 5.560% due 3/15/29	3,406,901
2,405,000	Series 2023-B, Class C, 5.710% due 12/15/30	2,443,918
4,330,000	Series 2024-B, Class B, 5.230% due 5/15/30	4,446,221
	GM Financial Consumer Automobile Receivables Trust:
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,476,119
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,518,411
1,555,000	Series 2023-3, Class B, 5.720% due 1/16/29	1,582,298
2,290,000	Series 2023-3, Class C, 5.920% due 2/16/29	2,332,573
425,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class C, 4.440% due 8/20/30(c)	427,424
4,197,958	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870% due 6/21/39(c)	4,241,191
	Total Automobile ABS	32,001,447

See Notes to Financial Statements.
185

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Credit Card ABS – 0.1%
$1,430,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740% due 10/15/29	$1,446,336
Home Equity ABS – 1.1%
1,234,311	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 4.018% (1-Month TSFR + 0.344%) due 5/25/37(d)	896,523
4,001,231	C-BASS Trust, Series 2006-CB9, Class A4, 4.248% (1-Month TSFR + 0.574%) due 11/25/36(d)	1,859,374
198,741	COOPR Residential Mortgage Trust, Series 2026-CES1, step bond to yield, Class A1A, 4.874% due 1/1/61(c)	199,446
3,809,760	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 2.979% (1-Month TSFR + 0.594%) due 5/25/36(d)	2,657,436
160,983	FIGRE Trust, Series 2026-HE1, Class A, 4.982% due 1/25/56(c)(d)	161,733
6,792,493	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 3.969% (1-Month TSFR + 0.394%) due 11/25/37(d)	3,296,352
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 4.523% (1-Month TSFR + 0.849%) due 10/25/35(d)	3,613,981
8,644,483	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 4.408% (1-Month TSFR + 0.734%) due 7/25/36(d)	3,219,670
	Total Home Equity ABS	15,904,515
Other ABS – 5.7%
2,392,000	AMSR Trust, Series 2024-SFR1, Class B, step bond to yield, 4.290% due 7/17/41(c)	2,370,172
440,000	Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.490% due 7/15/31(c)	447,025
750,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(c)	752,326
259,692	BHG Securitization Trust, Series 2021-B, Class B, 1.670% due 10/17/34(c)	257,986
126,287	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.050% due 3/15/29(c)	126,760
	CF Hippolyta Issuer LLC:
280,525	Series 2020-1, Class A1, 1.690% due 7/15/60(c)	237,729
120,499	Series 2021-1A, Class A1, 1.530% due 3/15/61(c)	98,542
108,381	Series 2021-1A, Class B1, 1.980% due 3/15/61(c)	66,591
180,672	Series 2022-1A, Class A1, 5.970% due 8/15/62(c)	179,189
	CNH Equipment Trust:
581,780	Series 2024-C, Class A2A, 4.300% due 2/18/28	582,154
2,670,000	Series 2024-C, Class A3, 4.030% due 1/15/30	2,679,248
2,335,000	Series 2026-A, Class A4, 4.140% due 7/15/33	2,367,753
198,273	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.970% due 7/16/29(c)	199,733
	Compass Datacenters Issuer II LLC:
1,600,000	Series 2024-1A, Class A1, 5.250% due 2/25/49(c)	1,610,913
1,210,000	Series 2025-2A, Class A1, 4.926% due 11/25/50(c)	1,219,017
250,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500% due 5/20/49(c)	246,936

See Notes to Financial Statements.
186

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
$319,805	DB Master Finance LLC, Series 2021-1A, Class A23, 2.791% due 11/20/51(c)	$290,636
	Domino’s Pizza Master Issuer LLC:
974,400	Series 2019-1A, Class A2, 3.668% due 10/25/49(c)	953,030
1,248,690	Series 2021-1A, Class A2I, 2.662% due 4/25/51(c)	1,198,920
500,000	ExteNet Issuer LLC, Series 2024-1A, Class B, 6.150% due 7/25/54(c)	507,810
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(c)	433,462
368,518	Hilton Grand Vacations Trust, Series 2025-3EXT, Class B, 4.900% due 10/25/44(c)	372,187
	Home Partners of America Trust:
1,575,720	Series 2021-1, Class D, 2.477% due 9/17/41(c)	1,446,774
719,773	Series 2021-1, Class E, 2.577% due 9/17/41(c)	658,987
829,199	Series 2021-1, Class F, 3.325% due 9/17/41(c)	757,879
2,324,497	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(c)	2,277,963
464,600	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375% due 9/15/49(c)	473,758
	HPEFS Equipment Trust:
581,705	Series 2024-1A, Class A3, 5.180% due 5/20/31(c)	582,379
1,725,000	Series 2024-2A, Class B, 5.350% due 10/20/31(c)	1,741,190
	John Deere Owner Trust:
1,950,000	Series 2023-B, Class A4, 5.110% due 5/15/30	1,972,338
2,400,000	Series 2023-C, Class A4, 5.390% due 8/15/30	2,441,999
6,900,000	Series 2024-A, Class A4, 4.910% due 2/18/31	7,023,013
3,253,030	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.190% due 7/17/28(c)	3,287,454
2,915,000	PFS Financing Corp., Series 2023-C, Class A, 5.520% due 10/15/28(c)	2,942,702
500,000	Phantom Aviation, Series 2026-1A, Class A, 5.240% due 1/15/51(c)	508,704
	Progress Residential Trust:
233,903	Series 2022-SFR5, Class A, 4.451% due 6/17/39(c)	233,840
1,052,527	Series 2022-SFR6, Class A, 4.451% due 7/20/39(c)	1,053,441
539,258	Series 2023-SFR1, Class A, 4.300% due 3/17/40(c)	540,082
464,644	Series 2024-SFR2, Class A, 3.300% due 4/17/41(c)	451,819
750,000	Series 2025-SFR4, Class A, 4.300% due 8/17/42(c)	749,517
295,000	Series 2026-SFR1, Class B, 4.000% due 2/17/43(c)	286,289
	Retained Vantage Data Centers Issuer LLC:
1,040,000	Series 2023-1A, Class A2A, 5.000% due 9/15/48(c)	1,041,897
500,000	Series 2023-1A, Class B, 5.750% due 9/15/48(c)	500,555
560,000	Series 2024-1A, Class A2, 4.992% due 9/15/49(c)	560,938
165,000	Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.000% due 4/20/49(c)	166,722
285,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520% due 1/20/32(c)	290,932

See Notes to Financial Statements.
187

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
	Stack Infrastructure Issuer LLC:
$590,000	Series 2023-2A, Class A2, 5.900% due 7/25/48(c)	$592,021
320,000	Series 2024-1A, Class A2, 5.900% due 3/25/49(c)	323,858
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 6.974% (1-Month TSFR + 3.314%) due 4/17/38(c)(d)	3,501,463
493,750	Subway Funding LLC, Series 2024-1A, Class A23, 6.505% due 7/30/54(c)	511,307
1,554,225	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270% due 1/30/57(c)	1,427,597
1,000,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.200% due 6/25/54(c)	1,005,035
1,473,750	Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.542% due 8/25/51(c)	1,317,903
	T-Mobile US Trust:
2,300,000	Series 2024-1A, Class A, 5.050% due 9/20/29(c)	2,310,009
6,000,000	Series 2024-2A, Class A, 4.250% due 5/21/29(c)	6,030,187
	Tricon Residential Trust:
891,538	Series 2025-SFR2, Class A, 5.200% due 8/17/44(c)	913,245
555,000	Series 2026-SFR1, Class A, 4.771% (1-Month TSFR + 1.100%) due 2/17/43(c)(d)	555,693
425,000	Upstart Securitization Trust, Series 2025-4, Class A2, 4.560% due 11/20/35(c)	425,754
670,000	VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.590% due 5/15/54(c)	677,795
	Verizon Master Trust:
2,915,000	Series 2024-7, Class B, 4.600% due 8/20/32(c)	2,963,586
2,695,000	Series 2024-8, Class B, 4.820% due 11/20/30	2,739,436
1,055,000	Series 2024-8, Class C, 4.990% due 11/20/30	1,072,789
1,970,000	Series 2025-1, Class B, 4.940% due 1/21/31	2,005,062
5,834,000	Series 2025-9, Class B, 4.240% due 10/21/30	5,859,028
936,050	Wendy’s Funding LLC, Series 2022-1A, Class A2I, 4.236% due 3/15/52(c)	931,223
985,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(c)	958,386
685,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648% due 3/20/55(c)	700,538
	Total Other ABS	86,011,206
Student Loan ABS – 0.1%
	Navient Private Education Refi Loan Trust:
254,225	Series 2021-EA, Class A, 0.970% due 12/16/69(c)	232,191
403,385	Series 2021-FA, Class A, 1.110% due 2/18/70(c)	366,152
941,145	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(c)	920,843
	Total Student Loan ABS	1,519,186
WL Collateral CMO – 0.6%
4,697,666	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 4.068% (1-Month TSFR + 0.394%) due 3/25/37(d)	2,528,805

See Notes to Financial Statements.
188

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
WL Collateral CMO – (continued)
	PRET LLC:
$1,229,089	Series 2025-NPL11, Class A1, step bond to yield, 5.193% due 10/25/55(c)	$1,231,609
623,269	Series 2025-NPL14, Class A1, step bond to yield, 5.265% due 12/25/55(c)	617,160
993,962	Series 2025-NPL6, Class A1, step bond to yield, 5.744% due 6/25/55(c)	997,076
1,552,664	Series 2025-NPL7, Class A1, step bond to yield, 5.657% due 7/25/55(c)	1,558,131
606,133	Series 2025-NPL8, Class A1, step bond to yield, 5.732% due 8/25/55(c)	608,404
222,713	Series 2026-NPL1, Class A1, step bond to yield, 5.180% due 1/25/56(c)	222,759
1,175,000	Series 2026-NPL2, Class A1, step bond to yield, 5.151% due 2/25/56(c)	1,175,662
103,118	VOLT CII LLC, Series 2021-NP11, Class A1, step bond to yield, 5.868% due 8/25/51(c)	103,141
28,788	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 6.240% due 3/27/51(c)	28,798
	Total WL Collateral CMO	9,071,545
	TOTAL ASSET-BACKED SECURITIES (Cost – $154,326,658)	145,954,235
COLLATERALIZED LOAN OBLIGATIONS – 1.7%
Commercial MBS – 0.4%
350,000	Acore Issuer LLC, Series 2026-FL1, Class A, 5.150% (1-Month TSFR + 1.450%) due 8/20/43(c)(d)	350,335
190,000	ACRES LLC, Series 2025-FL3, Class A, 5.283% (1-Month TSFR + 1.619%) due 8/18/40(c)(d)	190,702
260,000	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 5.021% (1-Month TSFR + 1.354%) due 1/20/43(c)(d)	260,023
640,000	AREIT, Series 2025-CRE11, Class A, 5.210% (1-Month TSFR + 1.550%) due 7/25/43(c)(d)	641,264
21,091	AREIT Ltd., Series 2024-CRE9, Class A, 5.346% (1-Month TSFR + 1.686%) due 5/17/41(c)(d)	21,143
360,000	BDS LLC, Series 2024-FL13, Class A, 5.242% (1-Month TSFR + 1.576%) due 9/19/39(c)(d)	361,131
	BRSP Ltd.:
357,000	Series 2024-FL2, Class A, 5.612% (1-Month TSFR + 1.945%) due 8/19/37(c)(d)	357,447
410,000	Series 2026-FL3, Class A, 5.150% (1-Month TSFR + 1.450%) due 8/19/43(c)(d)	410,227
410,000	BXMT Ltd., Series 2026-FL6, Class A, 5.150% (1-Month TSFR + 1.450%) due 8/19/43(c)(d)	410,256
150,947	FS Rialto, Series 2021-FL2, Class A, 4.994% (1-Month TSFR + 1.334%) due 5/16/38(c)(d)	151,537
390,000	FS Rialto Issuer LLC, Series 2026-FL11, Class A, 0.000% (1-Month TSFR + 1.450%) due 1/19/44#(c)(d)	391,341
298,716	GPMT Ltd., Series 2021-FL4, Class A, 5.138% (1-Month TSFR + 1.464%) due 12/15/36(c)(d)	297,994
31,588	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 4.799% (1-Month TSFR + 1.134%) due 7/15/39(c)(d)	31,571

See Notes to Financial Statements.
189

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED LOAN OBLIGATIONS – (continued)
Commercial MBS – (continued)
$89,153	KREF Ltd., Series 2021-FL2, Class A, 4.849% (1-Month TSFR + 1.184%) due 2/15/39(c)(d)	$89,127
320,000	LoanCore 2025 Issuer LLC, Series 2025-CRE8, Class A, 5.045% (1-Month TSFR + 1.385%) due 8/17/42(c)(d)	320,629
360,000	MF1, Series 2024-FL15, Class A, 5.352% (1-Month TSFR + 1.688%) due 8/18/41(c)(d)	361,335
	MF1 LLC:
211,822	Series 2022-FL9, Class A, 5.817% (1-Month TSFR + 2.150%) due 6/19/37(c)(d)	211,821
320,000	Series 2025-FL17, Class A, 4.984% (1-Month TSFR + 1.320%) due 2/18/40(c)(d)	320,178
420,000	Series 2026-FL21, Class ASFX, 5.123% due 2/18/41(c)	425,517
	MF1 Ltd.:
70,098	Series 2021-FL7, Class A, 4.861% (1-Month TSFR + 1.194%) due 10/16/36(c)(d)	70,057
53,396	Series 2022-FL8, Class A, 5.017% (1-Month TSFR + 1.350%) due 2/19/37(c)(d)	53,385
410,000	PFP Ltd., Series 2026-13, Class A, 5.166% (1-Month TSFR + 1.500%) due 8/18/43(c)(d)	411,667
243,290	STWD Ltd., Series 2021-FL2, Class A, 4.981% (1-Month TSFR + 1.314%) due 4/18/38(c)(d)	241,335
183,454	TRTX Issuer Ltd., Series 2022-FL5, Class A, 5.314% (1-Month TSFR + 1.650%) due 2/15/39(c)(d)	182,804
	Total Commercial MBS	6,562,826
Other ABS – 1.3%
500,000	Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, 4.900% (3-Month TSFR + 1.230%) due 10/21/38(c)(d)	500,496
500,000	Balboa Bay Loan Funding Ltd., Series 2025-2A, Class A1, 4.981% (3-Month TSFR + 1.250%) due 1/20/39(c)(d)	499,751
835,000	Barings CLO Ltd., Series 2024-1A, Class B, 5.768% (3-Month TSFR + 2.100%) due 1/20/37(c)(d)	838,358
500,000	Benefit Street Partners CLO XXXII Ltd., Series 2023-32A, Class AR, 4.878% (3-Month TSFR + 1.210%) due 10/25/38(c)(d)	500,497
500,000	Brant Point CLO Ltd., Series 2024-5A, Class D1, 6.768% (3-Month TSFR + 3.100%) due 10/20/37(c)(d)	502,689
500,000	Carlyle US CLO, Series 2024-4A, Class D, 6.868% (3-Month TSFR + 3.200%) due 7/20/37(c)(d)	502,597
500,000	Carlyle US CLO Ltd., Series 2018-4A, Class D1R, 6.768% (3-Month TSFR + 3.100%) due 10/17/37(c)(d)	502,691
1,495,000	CBAM Ltd., Series 2017-2A, Class BR, 5.779% (3-Month TSFR + 2.112%) due 7/17/34(c)(d)	1,498,737
1,000,000	Cedar Funding XIX CLO Ltd., Series 2024-19A, Class D1, 6.671% (3-Month TSFR + 3.000%) due 1/23/38(c)(d)	999,975
500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, 6.718% (3-Month TSFR + 3.050%) due 10/20/37(c)(d)	504,069

See Notes to Financial Statements.
190

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED LOAN OBLIGATIONS – (continued)
Other ABS – (continued)
	Clover CLO LLC:
$500,000	Series 2018-1A, Class A1RR, 5.198% (3-Month TSFR + 1.530%) due 4/20/37(c)(d)	$502,255
500,000	Series 2021-3A, Class DR, 6.218% (3-Month TSFR + 2.550%) due 1/25/35(c)(d)	494,082
500,000	Eldridge CLO Ltd., Series 2025-1A, Class A1, 5.250% (3-Month TSFR + 1.330%) due 10/20/38(c)(d)	501,042
655,000	Elmwood CLO 23 Ltd., Series 2023-2A, Class BR, 5.421% (3-Month TSFR + 1.750%) due 4/16/36(c)(d)	656,164
500,000	Empower CLO Ltd., Series 2023-2A, Class AR, 4.992% (3-Month TSFR + 1.320%) due 10/15/38(c)(d)	501,263
500,000	Jamestown CLO XII Ltd., Series 2019-1A, Class ARR, 5.038% (3-Month TSFR + 1.370%) due 3/20/38(c)(d)	501,778
364,191	LCM XV LP, Series 15A, Class DR, 7.629% (3-Month TSFR + 3.962%) due 7/20/30(c)(d)	365,285
500,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR2, 4.637% (3-Month TSFR + 0.990%) due 1/25/35(c)(d)	500,123
500,000	Magnetite XXXV Ltd., Series 2022-35A, Class A1RR, 4.918% (3-Month TSFR + 1.200%) due 1/25/39(c)(d)	499,650
500,000	Octagon Investment Partners 51 Ltd., Series 2021-1A, Class AR, 4.658% (3-Month TSFR + 0.990%) due 7/20/34(c)(d)	499,750
1,000,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class D1R2, 6.370% (3-Month TSFR + 2.700%) due 1/21/38(c)(d)	996,776
	Palmer Square Loan Funding Ltd.:
870,000	Series 2024-1A, Class A2R, 4.810% (3-Month TSFR + 1.150%) due 10/15/32(c)(d)	870,155
893,000	Series 2025-3A, Class A1, 4.660% (3-Month TSFR + 0.950%) due 1/15/34(c)(d)	892,632
500,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class AR, 4.829% (3-Month TSFR + 1.170%) due 1/20/39(c)(d)	499,458
500,000	Shackleton CLO Ltd., Series 2013-3A, Class DR, 6.954% (3-Month TSFR + 3.282%) due 7/15/30(c)(d)	500,534
500,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class B, 5.729% (3-Month TSFR + 2.062%) due 10/20/31(c)(d)	502,038
1,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class AR1, 5.071% (3-Month TSFR + 1.280%) due 10/30/38(c)(d)	1,001,933
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 5.064% (3-Month TSFR + 1.392%) due 4/15/34(c)(d)	1,711,945
500,000	Voya CLO Ltd., Series 2023-1A, Class A1R, 4.878% (3-Month TSFR + 1.210%) due 1/20/39(c)(d)	502,651
	Total Other ABS	19,349,374
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $25,852,899)	25,912,200

See Notes to Financial Statements.
191

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – 0.7%
Bermuda – 0.1%
$890,000	Bermuda Government International Bond, 2.375% due 8/20/30	$815,818
Brazil – 0.0%
200,000	Brazilian Government International Bond, 4.750% due 1/14/50	149,770
Canada – 0.1%
1,845,000	Province of Ontario Canada, 4.450% due 11/20/35	1,877,528
Colombia – 0.0%
200,000	Colombia Government International Bond, 4.125% due 5/15/51	124,909
Dominican Republic – 0.0%
150,000	Dominican Republic International Bond, 5.750% due 3/17/34(c)	149,925
Hungary – 0.0%
435,000	Hungary Government International Bond, 5.500% due 3/26/36(c)	441,168
Israel – 0.1%
	Israel Government International Bond:
280,000	5.375% due 3/12/29	288,406
300,000	5.375% due 2/19/30	310,420
200,000	2.750% due 7/3/30	187,023
200,000	State of Israel, 3.800% due 5/13/60	137,389
	Total Israel	923,238
Mexico – 0.2%
	Mexico Government International Bond:
1,135,000	5.375% due 3/22/33	1,133,922
340,000	5.625% due 2/9/34	342,968
210,000	3.500% due 2/12/34	183,414
425,000	5.625% due 9/22/35	423,725
555,000	6.000% due 5/7/36	568,181
355,000	6.875% due 5/13/37	382,601
300,000	6.338% due 5/4/53	290,970
	Total Mexico	3,325,781
Morocco – 0.0%
200,000	Morocco Government International Bond, 4.000% due 12/15/50	147,119
Panama – 0.0%
250,000	Panama Government International Bond, 2.252% due 9/29/32	210,237
Romania – 0.1%
	Romanian Government International Bond:
300,000	5.875% due 1/30/29(c)	311,434
1,130,000	3.625% due 3/27/32	1,049,793
	Total Romania	1,361,227
Saudi Arabia – 0.1%
500,000	Saudi Government International Bond, 5.875% due 1/12/56(c)	502,191
	TOTAL SOVEREIGN BONDS (Cost – $9,901,368)	10,028,911

See Notes to Financial Statements.
192

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(d) – 0.3%
Canada – 0.0%
$9,950	1261229 BC Ltd., 9.923% (1-Month USD-SOFR + 0.625%) due 10/8/30	$9,679
84,600	Bausch + Lomb Corp., 7.423% (1-Month USD-SOFR + 0.375%) due 1/15/31	84,558
80,000	Green Infrastructure Partners Inc., 6.422% (3-Month USD-SOFR + 0.275%) due 9/24/32	79,850
21,380	Ontario Gaming GTA LP, 7.922% (3-Month USD-SOFR + 0.425%) due 8/1/30	20,108
	Total Canada	194,195
Cayman Islands – 0.0%
34,738	AAdvantage Loyality IP Ltd., 6.418% (3-Month USD-SOFR + 0.275%) due 5/28/32	34,727
Denmark – 0.0%
25,000	Genmab AS, 6.733% (3-Month USD-SOFR + 0.300%) due 12/10/32	25,090
France – 0.0%
44,876	Altice France SA, 10.547% (3-Month USD-SOFR + 0.688%) due 5/31/31	44,921
Germany – 0.0%
24,875	MV Holding GmbH, 5.673% (1-Month USD-SOFR + 0.200%) due 3/17/32	24,875
Netherlands – 0.0%
54,500	GBT US III LLC, 5.668% (3-Month USD-SOFR + 0.200%) due 7/25/31	51,993
25,000	Lavender Dutch BorrowerCo BV, 6.935% (3-Month USD-SOFR + 0.325%) due 12/30/32	24,937
	Total Netherlands	76,930
United Kingdom – 0.0%
44,663	Ardonagh Midco 3 Ltd., 6.373% (6-Month USD-SOFR + 0.275%) due 2/15/31	43,658
60,000	EG Finco Ltd., due 2/10/31(j)	59,865
70,000	Froneri International Ltd., 5.877% (6-Month USD-SOFR + 0.225%) due 9/30/32	68,318
9,676	Ineos Quattro Holdings UK Ltd., 7.923% (1-Month USD-SOFR + 0.425%) due 10/7/31	7,370
19,950	Motion Acquisition Ltd., 7.172% (3-Month USD-SOFR + 0.350%) due 11/12/29	16,778
15,000	Project Aurora Holdco 1 Ltd., 6.490% (3-Month USD-SOFR + 0.275%) due 12/6/32	15,009
	Total United Kingdom	210,998
United States – 0.3%
94,761	Acrisure LLC, 6.673% (1-Month USD-SOFR + 0.300%) due 11/6/30	91,610
27,893	ADMI Corp., 7.537% (1-Month USD-SOFR + 0.375%) due 12/23/27	26,498
34,913	Alera Group Inc., 6.423% (1-Month USD-SOFR + 0.275%) due 5/30/32	33,162
25,000	Alkermes Inc., 6.423% (1-Month USD-SOFR + 0.275%) due 8/12/31	24,938
34,913	Allied Universal Holdco LLC, 6.923% (1-Month USD-SOFR + 0.325%) due 8/20/32	34,891
20,000	Alterra Mountain Co., 6.173% (1-Month USD-SOFR + 0.250%) due 8/17/28	19,983

See Notes to Financial Statements.
193

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(d) – (continued)
United States – (continued)
$25,000	American Axle & Manufacturing Inc., 6.910% (1-Month USD-SOFR + 0.325%) due 2/3/33	$24,860
9,950	AmWINS Group Inc., 5.673% (1-Month USD-SOFR + 0.200%) due 1/30/32	9,834
20,000	Applied Systems Inc., 8.172% (3-Month USD-SOFR + 0.450%) due 2/23/32	19,675
43,875	Apro LLC, 7.410% (1-Month USD-SOFR + 0.375%) due 7/9/31	43,996
24,300	Aspire Bakeries Holdings LLC, 6.673% (1-Month USD-SOFR + 0.300%) due 12/23/30	24,330
	Asurion LLC:
3,925	9.037% (1-Month USD-SOFR + 0.525%) due 1/20/29	3,923
19,937	7.923% (1-Month USD-SOFR + 0.425%) due 9/19/30	19,873
20,000	athenahealth Group Inc., due 2/15/29(j)	19,450
34,913	Aveanna Healthcare LLC, 7.423% (1-Month USD-SOFR + 0.375%) due 9/17/32	34,758
35,000	Azuria Water Solutions Inc., due 1/27/33(j)	34,497
30,000	Biomarin Pharmaceutical Inc., due 1/28/33(j)	29,938
29,925	Blackfin Pipeline LLC, 6.688% (1-Month USD-SOFR + 0.300%) due 9/29/32	30,047
30,000	Boots Group Finco LP, 6.956% (3-Month USD-SOFR + 0.325%) due 8/30/32	30,013
40,000	BradyPLUS Holdings LLC, 7.190% (3-Month USD-SOFR + 0.350%) due 12/29/32	39,625
89,886	Caesars Entertainment Inc., 5.923% (1-Month USD-SOFR + 0.225%) due 2/6/31	88,942
20,000	Camelot US Acquisition LLC, 6.423% (1-Month USD-SOFR + 0.275%) due 1/31/31	16,833
44,327	Cengage Learning Inc., 6.671% (1-Month USD-SOFR + 0.300%) due 3/24/31	43,153
40,000	Chariot Buyer LLC, due 9/8/32(j)	39,836
9,975	Cloud Software Group Inc., due 8/13/32(j)	9,232
45,000	Columbus McKinnon Corp., 7.160% (3-Month USD-SOFR + 0.350%) due 2/3/33	44,831
15,000	CompoSecure Holdings LLC, 5.910% (1-Month USD-SOFR + 0.225%) due 1/14/33	14,906
19,800	Corpay Technologies Operating Co. LLC, 5.423% (1-Month USD-SOFR + 0.175%) due 4/28/28	19,768
44,738	Cotiviti Inc., 6.421% (1-Month USD-SOFR + 0.275%) due 3/26/32	39,523
4,987	CPI Holdco B LLC, 5.673% (1-Month USD-SOFR + 0.200%) due 5/17/31	4,929
44,626	Crown Finance US Inc., 8.171% (1-Month USD-SOFR + 0.450%) due 12/2/31	43,295
8,210	CSC Holdings LLC, 8.250% (3-Month Prime Rate + 0.150%) due 4/15/27	7,081
27,565	Cyxtera DC Holdings, Inc, 0.000% (3-Month USD-SOFR + 0.300%) due 6/12/25#(k)	—
95,000	Dayforce Bidco LLC, due 2/4/33(j)	87,333
45,000	DG Investment Intermediate Holdings 2 Inc., 6.923% (1-Month USD-SOFR + 0.325%) due 7/9/32	44,916

See Notes to Financial Statements.
194

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(d) – (continued)
United States – (continued)
$3,730	DIRECTV Financing LLC, 8.928% (3-Month USD-SOFR + 0.500%) due 8/2/27	$3,730
5,000	Dycom Industries Inc., 5.420% (3-Month USD-SOFR + 0.175%) due 1/27/33	5,019
53,639	Eagle Parent Corp., 7.922% (3-Month USD-SOFR + 0.425%) due 4/2/29	53,584
10,000	Edelman Financial Engines Center LLC, 8.923% (1-Month USD-SOFR + 0.525%) due 10/6/28	9,892
25,000	Eisner Advisory Group LLC, 7.673% (1-Month USD-SOFR + 0.400%) due 2/28/31	24,208
24,688	EMRLD Borrower LP, 6.122% (6-Month USD-SOFR + 0.225%) due 8/4/31	24,572
14,822	First Advantage Holdings LLC, due 10/31/31(j)	14,163
64,925	Focus Financial Partners LLC, 6.173% (1-Month USD-SOFR + 0.250%) due 9/15/31	61,110
50,000	Freeport LNG investments LLLP, 6.893% (3-Month USD-SOFR + 0.325%) due 2/11/33	49,594
77,404	Gainwell Acquisition Corp., 7.772% (3-Month USD-SOFR + 0.400%) due 10/1/27	73,244
9,937	Golden State Foods LLC, 7.171% (3-Month USD-SOFR + 0.350%) due 12/4/31	9,932
89,913	Grant Thornton Advisors LLC, 6.423% (1-Month USD-SOFR + 0.275%) due 6/2/31	83,233
15,000	Herc Holdings Inc., 5.410% (1-Month USD-SOFR + 0.175%) due 6/2/32	15,019
24,755	Hexion Inc., 7.677% (1-Month USD-SOFR + 0.400%) due 3/15/29	24,256
54,725	HighTower Holding LLC, 6.413% (3-Month USD-SOFR + 0.275%) due 2/3/32	53,870
90,000	Hologic Inc., due 1/14/33(j)	88,875
4,987	Ineos US Finance LLC, 6.673% (1-Month USD-SOFR + 0.300%) due 2/7/31	4,214
55,000	ION Platform Finance US Inc., 7.422% (3-Month USD-SOFR + 0.375%) due 10/7/32	45,014
	Kaman Corp.:
760	2.007% (3-Month + 0.250%) due 2/26/32	759
41,010	6.173% (1-Month USD-SOFR + 0.250%) due 2/26/32	40,935
10,719	LBM Acquisition LLC, 7.527% (1-Month USD-SOFR + 0.375%) due 6/6/31	8,822
64,348	LC Ahab US Bidco LLC, 6.173% (1-Month USD-SOFR + 0.250%) due 5/1/31	64,188
55,598	LifePoint Health Inc., 7.422% (3-Month USD-SOFR + 0.375%) due 5/17/31	55,614
35,000	Live Nation Entertainment Inc., 5.677% (1-Month USD-SOFR + 0.200%) due 10/21/32	34,956
47,742	Madison IAQ LLC, 6.378% (6-Month USD-SOFR + 0.275%) due 11/8/32	47,808
37,200	Madison Safety & Flow LLC, 6.173% (1-Month USD-SOFR + 0.250%) due 9/26/31	37,162
12,101	McAfee Corp., 6.673% (1-Month USD-SOFR + 0.300%) due 3/1/29	10,498
30,000	Meade Pipeline Co LLC, 5.695% (3-Month USD-SOFR + 0.200%) due 9/22/32	29,963

See Notes to Financial Statements.
195

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(d) – (continued)
United States – (continued)
$52,662	MH Sub I LLC, 7.923% (1-Month USD-SOFR + 0.425%) due 12/31/31	$35,679
34,737	MI Windows and Doors LLC, 6.423% (1-Month USD-SOFR + 0.275%) due 3/28/31	34,451
	Mitchell International Inc.:
49,391	6.673% (1-Month USD-SOFR + 0.300%) due 6/17/31	45,409
10,000	8.923% (1-Month USD-SOFR + 0.525%) due 6/17/32	9,190
11,292	NEP Group Inc., 8.173% (1-Month USD-SOFR + 0.450%) due 10/17/31	10,282
10,000	Neptune BidCo US Inc., 8.760% (3-Month USD-SOFR + 0.500%) due 2/3/33	9,403
34,825	Nexstar Media Inc., 6.173% (1-Month USD-SOFR + 0.250%) due 6/28/32	34,781
35,000	OPENLANE Inc., 6.140% (3-Month USD-SOFR + 0.250%) due 10/8/32	34,935
84,785	OVG Business Services LLC, 6.673% (1-Month USD-SOFR + 0.300%) due 6/25/31	84,467
19,950	Pacific Dental Services LLC, 6.167% (1-Month USD-SOFR + 0.250%) due 3/15/31	19,922
25,000	PetSmart LLC, 7.677% (1-Month USD-SOFR + 0.400%) due 8/18/32	24,833
12,549	Pinnacle Buyer LLC, 6.161% (3-Month USD-SOFR + 0.250%) due 10/1/32	12,554
37,367	Polaris Newco LLC, 7.678% (3-Month USD-SOFR + 0.375%) due 6/2/28	31,735
8,700	Pye-Barker Fire & Safety LLC, 6.206% (3-Month USD-SOFR + 0.250%) due 12/16/32	8,703
54,863	Radiology Partners Inc., 8.172% (3-Month USD-SOFR + 0.450%) due 6/30/32	54,222
	RealPage Inc.:
14,961	6.934% (3-Month USD-SOFR + 0.300%) due 4/24/28	13,789
34,738	7.422% (3-Month USD-SOFR + 0.375%) due 4/24/28	32,343
14,538	Sabre GLBL Inc., 9.773% (1-Month USD-SOFR + 0.600%) due 11/15/29	10,031
63,646	Savor Acquisition Inc., 6.667% (3-Month USD-SOFR + 0.300%) due 2/19/32	63,672
90,000	Southern Veterinary Partners LLC, 6.176% (1-Month USD-SOFR + 0.250%) due 12/4/31	89,770
14,887	Staples Inc., 9.414% (3-Month USD-SOFR + 0.575%) due 9/4/29	13,286
10,660	Stubhub Holdco Sub LLC, 8.423% (1-Month USD-SOFR + 0.475%) due 3/15/30	10,296
35,000	Sunrise Financing Partnership, due 2/15/32(j)	34,621
29,850	Team Health Holdings Inc., 7.661% (3-Month USD-SOFR + 0.400%) due 6/30/28	29,791
79,600	Tecta America Corp., 6.423% (1-Month USD-SOFR + 0.275%) due 2/18/32	79,587
14,925	TKO Worldwide Holdings LLC, 5.664% (3-Month USD-SOFR + 0.200%) due 11/21/31	14,928
15,000	TransDigm Inc., 6.160% (1-Month USD-SOFR + 0.250%) due 2/13/33	15,011
19,950	Trident TPI Holdings Inc., 7.422% (3-Month USD-SOFR + 0.375%) due 9/15/28	19,231
44,888	Trucordia Insurance Holdings LLC, 6.923% (1-Month USD-SOFR + 0.325%) due 6/17/32	42,980
40,000	UKG Inc., due 2/10/31(j)	37,780

See Notes to Financial Statements.
196

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Face Amount/Units		Security	Value
SENIOR LOANS(d) – (continued)
United States – (continued)
$54,861		Univision Communications Inc., 7.287% (1-Month USD-SOFR + 0.350%) due 1/31/29	$54,678
19,750		Verde Purchaser LLC, 7.672% (3-Month USD-SOFR + 0.400%) due 11/30/30	19,562
37,987		Vestis Corp., 5.923% (3-Month USD-SOFR + 0.225%) due 2/22/31	36,246
9,975		Victory Capital Holdings Inc., 5.672% (3-Month USD-SOFR + 0.200%) due 9/23/32	9,965
87,025		Victra Holdings LLC, 7.422% (3-Month USD-SOFR + 0.375%) due 3/29/29	86,645
40,000		Virgin Media Bristol LLC, 7.052% (6-Month USD-SOFR + 0.318%) due 3/31/31	37,267
59,850		Voyager Parent LLC, 7.911% (3-Month USD-SOFR + 0.425%) due 7/1/32	59,579
24,302		White Cap Supply Holdings LLC, 6.923% (1-Month USD-SOFR + 0.325%) due 10/19/29	23,993
19,975		WhiteWater Matterhorn Holdings LLC, 5.417% (3-Month USD-SOFR + 0.175%) due 6/16/32	19,921
		X Corp.:
45,000		9.500% (6-Month USD-SOFR + 0.950%) due 10/26/29	47,183
69,705		10.448% (6-Month USD-SOFR + 0.650%) due 10/26/29	69,850
38,405		Zayo Group Holdings Inc., 6.787% (1-Month USD-SOFR + 0.300%) due 3/11/30	36,917
48,374		Zelis Cost Management Buyer Inc., 6.923% (1-Month USD-SOFR + 0.325%) due 11/26/31	45,592
		Total United States	3,579,793
		TOTAL SENIOR LOANS (Cost – $4,326,551)	4,191,529
	Rating††
MUNICIPAL BONDS – 0.0%
California – 0.0%
20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	21,872
New York – 0.0%
580,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	578,125
		TOTAL MUNICIPAL BONDS (Cost – $615,321)	599,997
Shares/Units
EXCHANGE TRADED FUND (ETF) – 1.8%
264,155		iShares Core U.S. Aggregate Bond (Cost – $26,067,031)	26,785,317

See Notes to Financial Statements.
197

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCK – 0.0%
INDUSTRIAL – 0.0%
Machinery-Diversified – 0.0%
266	Mangrove Luxco III SARL*(k)(l) (Cost – $4,765)	$4,990
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,622,427,417)	1,535,816,359

Face Amount†
SHORT-TERM INVESTMENTS – 2.5%
TIME DEPOSITS – 2.5%
59	EUR	Citibank - London, 0.880% due 3/2/26	70
6,370,912		Citibank - New York, 2.980% due 3/2/26	6,370,912
8,800,046		JPMorgan Chase & Co. - New York, 2.980% due 3/2/26	8,800,046
22,777,000		Royal Bank of Canada - Toronto, 2.980% due 3/2/26	22,777,000
		TOTAL TIME DEPOSITS (Cost – $37,948,028)	37,948,028
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.0%
MONEY MARKET FUND – 0.0%
618,657		Federated Government Obligations Fund, Premier Class, 3.593%(m) (Cost – $618,657)	618,657
		TOTAL INVESTMENTS – 104.2% (Cost – $1,660,994,102)	1,574,383,044
		Liabilities in Excess of Other Assets – (4.2)%	(63,222,989)
		TOTAL NET ASSETS – 100.0%	$1,511,160,055

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
#	Security issued with zero coupon. Income is recognized through accretion of discount.
*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(b)	This security is traded on a TBA basis (See Note 5).
(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $272,769,257 and represents 18.05% of net assets.

(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2026.
(e)	Interest only security.
(f)	Principal only security.
(g)	All or a portion of this security is on loan (See Note 5).
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
See Notes to Financial Statements.
198

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)
(k)	Illiquid security. The aggregate value of illiquid holdings at February 28, 2026, amounts to $4,990 and represents 0.00% of net assets.
(l)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(m)	Represents investment of collateral received from securities lending transactions.
Abbreviations used in this schedule:
CBT	— Chicago Board of Trade
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Index
LLC	— Limited Liability Company
LP	— Limited Partnership
MFA	— Mortgage Finance Authority
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit
SARL	— Société à Responsabilité Limitée
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principals
TSFR	— CME Term SOFR Reference Rate
Summary of Investments by Security Type^

U.S. Government Agencies & Obligations	27.7%
Mortgage-Backed Securities	21.6
Collateralized Mortgage Obligations	17.7
Corporate Bonds & Notes	17.0
Asset-Backed Securities	9.3
Exchange Traded Fund (ETF)	1.7
Collateralized Loan Obligations	1.7
Sovereign Bonds	0.6
Senior Loans	0.3
Municipal Bonds	0.0*
Common Stock	0.0*
Short-Term Investments	2.4
Money Market Fund	0.0*
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
At February 28, 2026, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.
See Notes to Financial Statements.
199

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (continued)
The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. 10 Year Note (CBT)	87	6/26	$9,860,875	$9,901,688	$40,813
U.S. 10 Year Ultra	20	6/26	2,319,375	2,334,688	15,313
U.S. 2 Year Note (CBT)	124	6/26	25,926,078	25,949,906	23,828
					$79,954
Contracts to Sell:
U.S. 5 Year Note (CBT)	20	6/26	$(2,194,734)	$2,202,812	$(8,078)
U.S. Long Bond (CBT)	54	6/26	(6,349,219)	6,397,313	(48,094)
U.S. Ultra Long Bond (CBT)	21	6/26	(2,533,453)	2,553,469	(20,016)
					$(76,188)
Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$3,766

At February 28, 2026, Destinations Core Fixed Income Fund had deposited cash of $18,685 with a broker or brokers as margin collateral on open exchange traded futures contracts.
At February 28, 2026, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Receive	1D SOFTR	4.160%	3/19/45	USD	7,445,000	$(291,003)	$(14,326)	$(276,677)
Receive	1D SOFTR	3.595%	11/15/32	USD	1,675,000	(26,674)	—	(26,674)
Receive	1D SOFTR	3.378%	5/31/30	USD	2,500,000	(19,080)	—	(19,080)
Receive	1D SOFTR	3.590%	9/20/53	USD	1,175,000	65,908	5,065	60,843
Receive	1D SOFTR	3.250%	6/21/53	USD	620,000	73,234	(7,296)	80,530
Receive	1D SOFTR	2.970%	3/15/53	USD	2,025,000	345,859	6,559	339,300
						$148,244	$(9,998)	$158,242

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/26(2)	Notional Amounts(3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Oracle Corp.	1.000%	12/20/30	3-Month	1.628%	USD	1,065,000	$(26,563)	$(11,855)	$(14,708)

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments

See Notes to Financial Statements.
200

Schedules of Investments
February 28, 2026
Destinations Core Fixed Income Fund (concluded)
required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$300,000	2.000% due 3/1/41(a) (Proceeds – $278,016)	$(279,494)
405,000	5.000% due 3/1/42(a) (Proceeds – $406,218)	(406,817)
125,000	2.000% due 3/1/56(a) (Proceeds – $101,431)	(103,529)
5,516,000	2.500% due 3/1/56(a) (Proceeds – $4,692,241)	(4,778,467)
661,000	3.500% due 3/1/56(a) (Proceeds – $610,854)	(622,848)
356,000	4.500% due 3/1/56(a) (Proceeds – $351,759)	(352,031)
5,515,000	2.500% due 4/1/56(a) (Proceeds – $4,753,862)	(4,777,816)
1,700,000	4.000% due 4/1/56(a) (Proceeds – $1,640,434)	(1,647,235)
2,065,000	4.500% due 4/1/56(a) (Proceeds – $2,036,122)	(2,040,362)
	Government National Mortgage Association:
275,000	3.000% due 3/1/56(a) (Proceeds – $250,057)	(252,197)
1,840,000	4.000% due 3/1/56(a) (Proceeds – $1,763,973)	(1,769,847)
350,000	4.500% due 3/1/56(a) (Proceeds – $344,575)	(345,871)
250,000	3.000% due 4/1/56(a) (Proceeds – $228,066)	(229,211)
1,800,000	4.000% due 4/1/56(a) (Proceeds – $1,725,609)	(1,730,669)
	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds – $19,183,217)	$(19,336,394)

(a)	This security is traded on a TBA basis (See Note 5).
Currency Abbreviations used in this schedule:
EUR	— Euro
See Notes to Financial Statements.
201

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 35.0%
Basic Materials – 0.4%
200,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.000% due 9/30/29	$191,673
200,000	Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(a)	200,521
200,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	200,010
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	210,206
200,000	OCP SA, Senior Unsecured Notes, 6.100% due 4/30/30	209,000
108,000	Rio Tinto Finance USA PLC, Company Guaranteed Notes, 4.875% due 3/14/30	111,542
	Total Basic Materials	1,122,952
Communications – 5.7%
1,750,000	Airbnb Inc., Senior Unsecured Notes, zero coupon, due 3/15/26	1,741,250
98,000	AppLovin Corp., Senior Unsecured Notes, 5.125% due 12/1/29	100,082
1,701,000	GCI LLC, Company Guaranteed Notes, 4.750% due 10/15/28(a)	1,671,344
2,350,000	Gen Digital Inc., Company Guaranteed Notes, 6.750% due 9/30/27(a)	2,367,886
721,000	Getty Images Inc., Company Guaranteed Notes, 14.000% due 3/1/28(a)(b)	666,024
2,169,000	Getty Images Inc., Senior Secured Notes, 11.250% due 2/21/30(a)	1,919,376
1,841,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc, Company Guaranteed Notes, 5.250% due 12/1/27(a)	1,831,283
1,193,803	Go North Group AB, Senior Secured Notes, 9.446% (SOFRRATE + 5.762%) due 1/22/30(c)(d)	1,193,803
3,565,490	GrubHub Holdings Inc., Senior Secured Notes, 13.000% due 7/31/30(a)(b)(e)	2,384,668
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	179,558
200,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	199,500
324,000	T-Mobile USA Inc., Company Guaranteed Notes, 3.500% due 4/15/31	313,005
87,000	Uber Technologies Inc., Senior Unsecured Notes, 4.150% due 1/15/31	86,659
1,027,000	Ziff Davis Inc., Senior Unsecured Notes, 1.750% due 11/1/26(b)	1,001,325
	Total Communications	15,655,763
Consumer Cyclical – 1.1%
48,000	Darden Restaurants Inc., Senior Unsecured Notes, 4.350% due 10/15/27	48,329
159,000	Delta Air Lines Inc., Senior Unsecured Notes, 4.950% due 7/10/28	161,643
1,400,000EUR	European Entertainment Intressenter BidCo AB, Senior Secured Notes, 9.283% (3-Month EURIBOR + 7.250%) due 9/29/30(c)	1,604,776
	Hyundai Capital America, Senior Unsecured Notes:
114,000	4.550% due 9/26/29(a)	115,624
150,000	5.400% due 6/24/31(a)	157,219
106,000	Marriott International Inc., Senior Unsecured Notes, 4.800% due 3/15/30	108,852
77,000	Meritage Homes Corp., Company Guaranteed Notes, 5.125% due 6/6/27	77,508
659,000EUR	Secop Group Holding GmbH, Senior Secured Notes, 10.422% (3-Month EURIBOR + 8.400%) due 12/29/26(c)	786,463
	Total Consumer Cyclical	3,060,414
Consumer Non-cyclical – 9.5%
890,000	AbbVie Inc., Senior Unsecured Notes, 2.950% due 11/21/26	884,348
	Altria Group Inc., Company Guaranteed Notes:
28,000	6.200% due 11/1/28	29,546
47,000	4.500% due 8/6/30	47,819

See Notes to Financial Statements.
202

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
17,000	Avery Dennison Corp., Senior Unsecured Notes, 4.875% due 12/6/28	$17,332
7,000	BAT Capital Corp., Company Guaranteed Notes, 4.906% due 4/2/30	7,193
75,000	BAT International Finance PLC, Company Guaranteed Notes, 5.931% due 2/2/29	79,008
159,000	Biogen Inc., Senior Unsecured Notes, 5.050% due 1/15/31	165,026
200,000	BRF GmbH, Company Guaranteed Notes, 4.350% due 9/29/26	198,022
79,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.200% due 9/17/29	79,512
9,071,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.250% due 12/31/28	4,694,204
78,000	Cardinal Health Inc., Senior Unsecured Notes, 5.125% due 2/15/29	80,450
826,000	Charles River Laboratories International Inc., Company Guaranteed Notes, 4.250% due 5/1/28(a)	815,012
	Element Fleet Management Corp., Senior Unsecured Notes:
266,000	5.037% due 3/25/30(a)	272,668
30,000	4.641% due 11/24/30(a)	30,296
112,000	Equifax Inc., Senior Unsecured Notes, 4.800% due 9/15/29	114,019
572,000	Euronet Worldwide Inc., Senior Unsecured Notes, 0.625% due 10/1/30(a)	508,365
1,199,000EUR	Formycon AG, Company Guaranteed Notes, 9.032% (3-Month EURIBOR + 7.000%) due 7/9/29(c)	1,360,079
	GE HealthCare Technologies Inc., Senior Unsecured Notes:
80,000	4.150% due 12/15/28	80,420
208,000	4.800% due 8/14/29	213,302
	Global Payments Inc., Senior Unsecured Notes:
40,000	5.300% due 8/15/29	41,090
79,000	4.875% due 11/15/30	78,907
1,550,000	HCA Inc., Company Guaranteed Notes, 5.250% due 6/15/26	1,551,024
1,200,000	Hologic Inc., Company Guaranteed Notes, 3.250% due 2/15/29(a)	1,193,774
70,000	Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	70,233
301,000	Imperial Brands Finance PLC, Company Guaranteed Notes, 5.500% due 2/1/30(a)	314,417
200,000	Indofood CBP Sukses Makmur Tbk PT, Senior Unsecured Notes, 3.398% due 6/9/31	188,025
200,000	JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	200,499
114,000	Laboratory Corp. of America Holdings, Company Guaranteed Notes, 4.350% due 4/1/30	114,942
6,897,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(d)(f)	5,862,450
11,250,000SEK	Magle Chemoswed Holding AB, Senior Secured Notes, 8.458% (3-Month SEK-STIBOR + 6.500%) due 7/4/28(c)(f)	1,208,746
185,000	Mars Inc., Senior Unsecured Notes, 4.800% due 3/1/30(a)	190,179
200,000	NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	199,479
2,300,000EUR	OP Holdco GmbH, Senior Secured Notes, 8.529% (3-Month EURIBOR + 6.500%) due 6/5/29(a)(c)	2,581,827
429,000	Pfizer Inc., Senior Unsecured Notes, 4.200% due 11/15/30	433,384
102,000	Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	102,204

See Notes to Financial Statements.
203

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
130,744	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	$133,330
81,000	Quanta Services Inc., Senior Unsecured Notes, 4.500% due 1/15/31	81,958
93,000	Quest Diagnostics Inc., Senior Unsecured Notes, 4.200% due 6/30/29	93,682
146,667	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	113,404
81,000	Sysco Corp., Company Guaranteed Notes, 5.100% due 9/23/30	84,086
257,000	Triton Container International Ltd., Company Guaranteed Notes, 3.150% due 6/15/31(a)	237,746
28,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.450% due 3/15/31	28,136
1,370,000	Williams Scotsman Inc., Senior Secured Notes, 4.625% due 8/15/28(a)	1,362,265
	Total Consumer Non-cyclical	26,142,408
Energy – 1.6%
147,916	AI Candelaria -spain- SA, Senior Secured Notes, 7.500% due 12/15/28	150,135
55,000	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.450% due 7/15/27	55,236
133,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.500% due 10/1/29	133,791
24,000	DCP Midstream Operating LP, Company Guaranteed Notes, 5.125% due 5/15/29	24,682
27,000	Devon Energy Corp., Senior Unsecured Notes, 5.250% due 10/15/27	27,000
28,000	DT Midstream Inc., Company Guaranteed Notes, 4.125% due 6/15/29(a)	27,803
44,000	Enbridge Inc., Company Guaranteed Notes, 6.000% due 11/15/28	46,352
183,000	Energy Transfer LP, Senior Unsecured Notes, 6.050% due 12/1/26	185,438
2,400,000	Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	2,476,686
82,400	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	82,831
76,000	Kinder Morgan Inc., Company Guaranteed Notes, 5.000% due 2/1/29	78,293
158,000	MPLX LP, Senior Unsecured Notes, 4.800% due 2/15/29	161,056
123,000	NGPL PipeCo LLC, Senior Unsecured Notes, 4.875% due 8/15/27(a)	123,857
	Petrobras Global Finance BV, Company Guaranteed Notes:
100,000	7.375% due 1/17/27	102,450
50,000	5.999% due 1/27/28	50,991
187,000	Targa Resources Corp., Company Guaranteed Notes, 4.350% due 4/15/31	187,015
117,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 5.500% due 3/1/30	119,114
200,000	Ultrapar International SA, Company Guaranteed Notes, 5.250% due 6/6/29	201,224
	Western Midstream Operating LP, Senior Unsecured Notes:
16,000	6.350% due 1/15/29	16,908
100,000	4.050% due 2/1/30	98,784
109,000	Williams Cos., Inc., Senior Unsecured Notes, 4.800% due 11/15/29	111,721
	Total Energy	4,461,367
Financial – 5.8%
258,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 5.750% due 6/6/28	267,189
84,000	Agree LP, Company Guaranteed Notes, 2.900% due 10/1/30	79,428
256,000	American Express Co., Senior Unsecured Notes, 4.731% (SOFRRATE + 1.260%) due 4/25/29(c)	260,240

See Notes to Financial Statements.
204

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
92,000	American National Global Funding, Senior Secured Notes, 4.875% due 1/23/31(a)	$91,958
288,000	American Tower Corp., Senior Unsecured Notes, 4.900% due 3/15/30	295,957
	Athene Global Funding, Secured Notes:
107,000	4.721% due 10/8/29(a)	107,057
181,000	5.033% due 7/17/30(a)	182,032
	Aviation Capital Group LLC, Senior Unsecured Notes:
16,000	6.250% due 4/15/28(a)	16,627
189,000	4.800% due 10/24/30(a)	190,959
	Avolon Holdings Funding Ltd., Company Guaranteed Notes:
75,000	6.375% due 5/4/28(a)	78,168
174,000	5.375% due 5/30/30(a)	179,969
200,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(c)	197,682
150,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 6.397% (5-Year CMT Index + 2.067%) due 4/30/35(c)	155,708
150,000	Banco Santander Chile, Senior Unsecured Notes, 4.550% due 11/20/30(a)	151,018
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(c)	213,420
	Bank of America Corp., Senior Unsecured Notes:
58,000	3.559% (3-Month TSFR + 1.322%) due 4/23/27(c)	57,958
157,000	4.979% (SOFRRATE + 0.830%) due 1/24/29(c)	159,805
1,142,000	Braemar Hotels & Resorts Inc., Senior Unsecured Notes, 4.500% due 6/1/26	1,116,876
	Brown & Brown Inc., Senior Unsecured Notes:
25,000	4.700% due 6/23/28	25,236
26,000	4.500% due 3/15/29	26,116
247,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 4.243% (SOFRRATE + 0.600%) due 9/8/28(c)	248,112
	Citigroup Inc., Senior Unsecured Notes:
95,000	4.786% (SOFRRATE + 0.870%) due 3/4/29(c)	96,428
201,000	4.542% (SOFRRATE + 1.338%) due 9/19/30(c)	203,372
3,307,424	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	3,095,913
312,000	CubeSmart LP, Company Guaranteed Notes, 4.375% due 2/15/29	314,388
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(c)	199,812
159,000	Equinix Europe 2 Financing Corp. LLC, Company Guaranteed Notes, 4.600% due 11/15/30	160,894
171,000	Essential Properties LP, Company Guaranteed Notes, 2.950% due 7/15/31	157,831
313,000	Extra Space Storage LP, Company Guaranteed Notes, 5.500% due 7/1/30	327,463
78,000	Goldman Sachs Bank USA, Senior Unsecured Notes, 4.461% (SOFRRATE + 0.770%) due 3/18/27(c)	78,015

See Notes to Financial Statements.
205

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Goldman Sachs Group Inc., Senior Unsecured Notes:
81,000	4.153% (SOFRRATE + 0.900%) due 10/21/29(c)	$81,025
39,000	4.516% (SOFRRATE + 0.960%) due 1/21/32(c)	39,241
2,734,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 5.250% due 5/15/27	2,692,854
	JPMorgan Chase & Co., Senior Unsecured Notes:
182,000	4.602% (SOFRRATE + 0.920%) due 4/22/28(c)	182,964
127,000	4.915% (SOFRRATE + 0.800%) due 1/24/29(c)	129,319
110,000	LPL Holdings Inc., Company Guaranteed Notes, 4.625% due 11/15/27(a)	109,933
53,000	M&T Bank Corp., Senior Unsecured Notes, 4.833% (SOFRRATE + 0.930%) due 1/16/29(c)	53,861
2,500,000SEK	Novedo Holding AB, Senior Secured Notes, 8.842% (3-Month SEK-STIBOR + 7.000%) due 9/23/27(c)	246,457
573,000	Oaktree Strategic Credit Fund, Senior Unsecured Notes, 6.190% due 7/15/30(a)	568,890
75,000	Omega Healthcare Investors Inc., Company Guaranteed Notes, 4.750% due 1/15/28	75,723
200,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(c)	201,084
1,270,000	PennantPark Floating Rate Capital Ltd., Senior Unsecured Notes, 4.250% due 4/1/26	1,267,872
173,000	Phillips Edison Grocery Center Operating Partnership I LP, Company Guaranteed Notes, 2.625% due 11/15/31	157,150
77,000	Royal Bank of Canada, Senior Unsecured Notes, 4.542% (SOFRRATE + 0.860%) due 10/18/28(c)	77,258
155,000	Store Capital LLC, Senior Unsecured Notes, 4.950% due 2/11/31(a)	156,380
264,000	Truist Financial Corp., Senior Unsecured Notes, 7.161% (SOFRRATE + 2.446%) due 10/30/29(c)	284,207
200,000	United Overseas Bank Ltd., Subordinated Notes, 2.000% (5-Year CMT Index + 1.230%) due 10/14/31(c)	197,344
225,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.250% due 12/1/26(a)	224,652
	Wells Fargo & Co., Senior Unsecured Notes:
77,000	4.752% (SOFRRATE + 1.070%) due 4/22/28(c)	77,476
76,000	6.303% (SOFRRATE + 1.790%) due 10/23/29(c)	80,151
150,000	5.150% (SOFRRATE + 1.500%) due 4/23/31(c)	155,285
	Total Financial	15,794,757
Industrial – 4.6%
174,000EUR	Alltub Group SAS, Senior Secured Notes, 8.499% (3-Month EURIBOR + 6.500%) due 4/30/30(c)	213,826
90,000	Amrize Finance US LLC, Company Guaranteed Notes, 4.700% due 4/7/28	91,393
128,000	Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	131,324
206,729	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	171,486
15,590,000SEK	Cabonline Group Holding AB, Senior Secured Notes, 10.000% due 3/19/28	1,631,882
185,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 4.800% due 3/30/30	190,437

See Notes to Financial Statements.
206

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
200,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(c)(g)	$199,676
4,000,000NOK	Eqva ASA, Senior Secured Notes, 11.860% (3-Month NIBOR + 7.750%) due 2/4/30(a)(c)	420,696
	GATX Corp., Senior Unsecured Notes:
81,000	4.700% due 4/1/29	82,500
5,000	4.000% due 6/30/30	4,967
2,845,000	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	2,796,792
1,530,000	Itron Inc., Senior Unsecured Notes, zero coupon, due 3/15/26	1,516,995
91,000	Jacobs Solutions Inc., Company Guaranteed Notes, 4.750% due 3/3/31	91,139
111,839	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	115,908
1,050,000	LSB Industries Inc., Senior Secured Notes, 6.250% due 10/15/28(a)	1,055,496
165,000	MasTec Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	164,931
200,000	Mexico City Airport Trust, Senior Secured Notes, 3.875% due 4/30/28	197,945
200,000	MISC Capital Two Labuan Ltd., Company Guaranteed Notes, 3.750% due 4/6/27	199,327
67,000	Molex Electronic Technologies LLC, Senior Unsecured Notes, 4.750% due 4/30/28(a)	67,913
214,000	New Enterprise Stone & Lime Co., Inc., Senior Unsecured Notes, 9.750% due 7/15/28(a)	215,605
148,000	Northrop Grumman Corp., Senior Unsecured Notes, 4.650% due 7/15/30	151,550
132,000	Northrop Grumman Systems Corp., Company Guaranteed Notes, 7.750% due 2/15/31	153,289
159,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 5.250% due 2/1/30(a)	164,671
157,000	Republic Services Inc., Senior Unsecured Notes, 4.750% due 7/15/30	161,392
63,000	Ryder System Inc., Senior Unsecured Notes, 4.300% due 12/1/30	63,272
63,000	Sonoco Products Co., Senior Unsecured Notes, 4.450% due 9/1/26	63,121
35,000	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	34,784
2,077,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	2,110,392
	Total Industrial	12,462,709
Technology – 5.3%
76,000	Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	77,342
1,400,000EUR	Azerion Group NV, Senior Secured Notes, 7.516% (3-Month EURIBOR + 5.500%) due 10/2/29(c)	1,571,534
67,000	Broadcom Inc., Senior Unsecured Notes, 4.350% due 2/15/30	67,832
486,000	Dayforce Inc., Senior Unsecured Notes, 0.250% due 3/15/26	485,028
155,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 4.500% due 2/15/31	155,753
1,216,000	Dropbox Inc., Senior Unsecured Notes, zero coupon, due 3/1/26	1,214,784
1,115,000	Fair Isaac Corp., Senior Unsecured Notes, 5.250% due 5/15/26(a)	1,115,127
252,000	Fiserv Inc., Senior Unsecured Notes, 4.750% due 3/15/30	253,971
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
141,000	4.050% due 9/15/27	141,252
213,000	4.550% due 10/15/29	215,547

See Notes to Financial Statements.
207

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
18,018,500SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(h)	$1,197,514
81,000	Marvell Technology Inc., Company Guaranteed Notes, 4.750% due 7/15/30	82,579
63,000	Marvell Technology Inc., Senior Unsecured Notes, 5.750% due 2/15/29	65,835
121,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.300% due 8/19/28	121,810
	Oracle Corp., Senior Unsecured Notes:
1,831,000	2.650% due 7/15/26	1,820,036
1,182,000	3.250% due 11/15/27	1,160,675
75,000	Paychex Inc., Senior Unsecured Notes, 5.100% due 4/15/30	76,594
49,000	Roper Technologies Inc., Senior Unsecured Notes, 4.250% due 9/15/28	49,221
2,653,000	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	2,649,010
1,800,000EUR	Trustly AB, Senior Secured Notes, 8.776% (3-Month EURIBOR + 6.750%) due 10/8/30(c)	1,978,008
	Total Technology	14,499,452
Utilities – 1.0%
147,000	American Electric Power Co., Inc., Senior Unsecured Notes, 5.200% due 1/15/29	152,002
156,000	Black Hills Corp., Senior Unsecured Notes, 4.550% due 1/31/31	157,561
50,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	52,017
172,000	Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	180,799
222,080	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28	201,759
136,000	Constellation Energy Generation LLC, Senior Unsecured Notes, 3.900% due 1/8/28	136,057
92,000	Dominion Energy Inc., Senior Unsecured Notes, 5.000% due 6/15/30	94,847
95,000	DTE Energy Co., Senior Unsecured Notes, 5.200% due 4/1/30	98,781
	Essential Utilities Inc., Senior Unsecured Notes:
63,000	4.800% due 8/15/27	63,669
4,000	3.566% due 5/1/29	3,939
157,000	Evergy Kansas Central Inc., Senior Unsecured Notes, 4.700% due 3/13/28	159,307
98,000	Exelon Corp., Senior Unsecured Notes, 5.150% due 3/15/29	101,301
4,000	FirstEnergy Transmission LLC, Senior Unsecured Notes, 4.550% due 1/15/30	4,060
139,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	131,319
207,848	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	210,609
129,800	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	129,843
78,000	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 3/15/30	81,171
160,000	Niagara Mohawk Power Corp., Senior Unsecured Notes, 4.647% due 10/3/30(a)	162,504
159,000	NiSource Inc., Senior Unsecured Notes, 5.200% due 7/1/29	164,647
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	199,642
44,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 4.900% due 5/15/28	44,854
150,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 5.875% due 10/15/28	156,716

See Notes to Financial Statements.
208

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
27,000	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.050% due 9/15/28	$27,079
66,000	Southern Power Co., Senior Unsecured Notes, 4.250% due 10/1/30	66,327
	Total Utilities	2,780,810
	TOTAL CORPORATE BONDS & NOTES (Cost – $102,715,555)	95,980,632
COLLATERALIZED MORTGAGE OBLIGATIONS – 12.1%
Mortgage Securities – 12.1%
120,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A1, 3.901% due 8/10/35(a)	115,200
200,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 4.849% (1-Month TSFR + 1.180%) due 9/15/34(a)(c)	199,250
130,350	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(c)	122,291
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(a)	181,447
120,000	ARDN Mortgage Trust, Series 2025-ARCP, Class A, 5.410% (1-Month TSFR + 1.750%) due 6/15/35(a)(c)	120,288
	BANK:
1,202,273	Series 2017-BNK4, Class XA, 1.323% due 5/15/50(c)(i)	12,194
1,372,666	Series 2017-BNK6, Class XA, 0.755% due 7/15/60(c)(i)	9,486
220,000	Series 2021-BN33, Class ASB, 2.218% due 5/15/64	210,726
	BANK5:
206,944	Series 2024-5YR5, Class A3, 5.702% due 2/15/29	215,181
229,639	Series 2024-5YR8, Class A1, 5.188% due 8/15/57	233,550
4,739,750	Series 2025-5YR19, Class XA, 1.127% due 12/15/58(c)(i)	232,697
652,218	Barclays Mortgage Loan Trust, Series 2025-NQM3, Class A3, step bond to yield, 5.945% due 5/25/65(a)	660,433
	BBCMS Mortgage Trust:
161,459	Series 2024-C24, Class A1, 5.229% due 2/15/57	163,042
235,554	Series 2025-5C33, Class A1, 4.971% due 3/15/58	239,422
	Benchmark Mortgage Trust:
9,163,160	Series 2018-B4, Class XA, 0.461% due 7/15/51(c)(i)	96,022
147,656	Series 2019-B14, Class A2, 2.915% due 12/15/62	143,548
3,538,693	Series 2020-B16, Class XA, 0.910% due 2/15/53(c)(i)	96,431
235,000	Series 2024-V5, Class A3, 5.805% due 1/10/57	245,104
227,104	Series 2024-V8, Class A1, 5.514% due 7/15/57	231,424
280,128	Series 2025-V16, Class A1, 4.653% due 8/15/58	282,236
4,900,000	Series 2025-V19, Class XA, 1.105% due 1/15/58(c)(i)	232,760
325,000	Series 2026-B42, Class A1, 4.216% due 3/15/59	325,280
150,000	BFLD Mortgage Trust, Series 2024-VICT, Class A, 5.550% (1-Month TSFR + 1.890%) due 7/15/41(a)(c)	150,188
274,130	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.002% (1-Month TSFR + 1.342%) due 3/15/41(a)(c)	274,130

See Notes to Financial Statements.
209

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	BMO Mortgage Trust:
106,064	Series 2023-C5, Class A1, 5.740% due 6/15/56	$106,960
228,647	Series 2024-5C4, Class A1, 6.017% due 5/15/57	234,282
241,000	Series 2024-5C6, Class A2, 4.869% due 9/15/57	245,890
240,773	Series 2024-C9, Class A1, 5.478% due 7/15/57	244,877
	BRAVO Residential Funding Trust:
661,262	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(c)	616,416
332,446	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(a)	333,626
	BX Commercial Mortgage Trust:
62,181	Series 2021-21M, Class A, 4.504% (1-Month TSFR + 0.844%) due 10/15/36(a)(c)	62,162
104,587	Series 2021-ACNT, Class B, 5.024% (1-Month TSFR + 1.364%) due 11/15/38(a)(c)	104,555
86,935	Series 2021-XL2, Class A, 4.463% (1-Month TSFR + 0.803%) due 10/15/38(a)(c)	86,908
77,000	Series 2021-XL2, Class B, 4.772% (1-Month TSFR + 1.112%) due 10/15/38(a)(c)	76,976
24,243	Series 2022-LP2, Class A, 4.673% (1-Month TSFR + 1.013%) due 2/15/39(a)(c)	24,236
114,994	Series 2025-BCAT, Class A, 5.040% (1-Month TSFR + 1.380%) due 8/15/42(a)(c)	115,030
120,000	Series 2026-CSMO, Class A, 5.067% (1-Month TSFR + 1.400%) due 2/15/42(a)(c)	120,000
130,000	Series 2026-XL6, Class A, 4.870% (1-Month TSFR + 1.200%) due 3/15/43(a)(c)	130,082
160,000	BX Mortgage Trust, Series 2021-PAC, Class A, 4.464% (1-Month TSFR + 0.804%) due 10/15/36(a)(c)	159,700
	BX Trust:
160,000	Series 2021-LGCY, Class B, 4.629% (1-Month TSFR + 0.969%) due 10/15/36(a)(c)	159,900
160,613	Series 2021-RISE, Class A, 4.522% (1-Month TSFR + 0.862%) due 11/15/36(a)(c)	160,586
111,357	Series 2021-SDMF, Class B, 4.512% (1-Month TSFR + 0.852%) due 9/15/34(a)(c)	111,288
160,000	Series 2022-LBA6, Class A, 4.660% (1-Month TSFR + 1.000%) due 1/15/39(a)(c)	160,087
1,546,655	Series 2025-LUNR, Class A, 5.160% (1-Month TSFR + 1.500%) due 6/15/40(a)(c)	1,548,587
100,000	BXP Trust, Series 2017-GM, Class A, 3.379% due 6/13/39(a)	98,598
156,581	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.623% due 5/15/52	154,902
1,209,078	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.204% due 5/10/50(c)(i)	9,692
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 0.864% due 6/15/50(c)(i)	2,508
	Citigroup Commercial Mortgage Trust:
187,194	Series 2016-P3, Class A4, 3.329% due 4/15/49	186,420
200,000	Series 2016-P4, Class A4, 2.902% due 7/10/49	198,966
231,365	Series 2017-P7, Class A3, 3.442% due 4/14/50	229,870

See Notes to Financial Statements.
210

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
73,837	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(c)	$68,083
494,803	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(c)	462,478
227,000	Commercial Mortgage Trust, Series 2018-HCLV, Class A, 4.956% (1-Month TSFR + 1.296%) due 9/15/33(a)(c)	209,359
362,527	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 4.717% (SOFR30A + 1.050%) due 1/25/44(a)(c)	362,639
	Cross Mortgage Trust:
438,217	Series 2024-H1, Class A1, step bond to yield, 6.085% due 12/25/68(a)	441,635
526,694	Series 2024-H5, Class A1, step bond to yield, 5.854% due 8/26/69(a)	532,336
	CSAIL Commercial Mortgage Trust:
549,525	Series 2017-C8, Class XA, 1.050% due 6/15/50(c)(i)	4,456
3,343,838	Series 2017-CX10, Class XA, 0.836% due 11/15/50(c)(i)	39,129
2,915,481	Series 2018-CX12, Class XA, 0.545% due 8/15/51(c)(i)	31,760
	DBJPM Mortgage Trust:
200,000	Series 2016-C3, Class A5, 2.890% due 8/10/49	198,933
15,023	Series 2020-C9, Class A2, 1.900% due 8/15/53	14,994
170,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.636% due 6/5/35(a)(c)	165,801
904,464	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 5.000% due 8/25/67(a)	901,708
166,121	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 4.679% (1-Month TSFR + 1.019%) due 10/15/38(a)(c)	166,121
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
997,072	Series 4987, Class BF, 4.182% (SOFR30A + 0.514%) due 6/25/50(c)	985,696
362,690	Series 5475, Class FG, 4.817% (SOFR30A + 1.150%) due 11/25/54(c)	365,108
692,714	Series 5512, Class FA, 4.567% (SOFR30A + 0.900%) due 3/25/55(c)	692,738
195,138	Series 5524, Class AF, 4.867% (SOFR30A + 1.200%) due 4/25/55(c)	196,617
566,123	Series 5596, Class FH, 4.867% (SOFR30A + 1.200%) due 11/25/55(c)	569,074
331,000	Series 5638, Class AF, 4.679% (SOFR30A + 1.000%) due 3/25/56(c)	331,642
	Federal National Mortgage Association (FNMA), Aces:
875,026	Series 2020-M49, Class 1A1, 1.255% due 11/25/30(c)	826,641
122,047	Series 2021-M7, Class A1, 1.708% due 3/25/31(c)	118,213
897,347	Government National Mortgage Association (GNMA), Series 2025-211, Class FD, 4.762% (SOFR30A + 1.100%) due 12/20/55(c)	902,138
150,000	Great Wolf Trust, Series 2024-WOLF, Class A, 5.202% (1-Month TSFR + 1.542%) due 3/15/39(a)(c)	150,047
250,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.322% due 9/10/38(a)(c)	249,686
	GS Mortgage Securities Trust:
3,250,880	Series 2016-GS4, Class XA, 0.499% due 11/10/49(c)(i)	2,996
1,632,953	Series 2017-GS6, Class XA, 0.993% due 5/10/50(c)(i)	14,371
3,092,368	Series 2017-GS8, Class XA, 0.925% due 11/10/50(c)(i)	31,970

See Notes to Financial Statements.
211

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
273,411	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822% due 8/15/49	$272,107
277,558	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.097% due 11/15/48(c)(i)	23
276,388	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, step bond to yield, 5.650% due 11/25/60(a)	276,647
100,000	LEX Trust, Series 2026-450, Class A, 5.000% (1-Month TSFR + 1.350%) due 3/15/43(a)(c)	99,969
	MFA Trust:
379,566	Series 2023-NQM3, Class A1, step bond to yield, 6.617% due 7/25/68(a)	381,387
1,130,600	Series 2025-NQM4, Class A3, step bond to yield, 5.685% due 8/25/70(a)	1,137,718
	Morgan Stanley Capital I Trust:
786,094	Series 2016-UB11, Class XA, 1.390% due 8/15/49(c)(i)	1,239
3,153,513	Series 2016-UB12, Class XA, 0.639% due 12/15/49(c)(i)	4,890
759,474	Series 2017-H1, Class XA, 1.295% due 6/15/50(c)(i)	8,709
121,328	Series 2021-L6, Class A2, 2.126% due 6/15/54(c)	119,195
145,860	Series 2024-NSTB, Class A, 3.900% due 9/24/57(a)(c)	144,007
	New Residential Mortgage Loan Trust:
645,815	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(c)	629,233
99,747	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(c)	95,438
1,000,333	Series 2024-NQM1, Class A1, step bond to yield, 6.129% due 3/25/64(a)	1,009,626
120,000	NJ, Series 2025-WBRK, Class A, 5.867% due 3/5/35(a)(c)	125,674
	OBX Trust:
490,056	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(c)	452,390
604,275	Series 2023-NQM1, Class A1, 6.120% due 11/25/62(a)(c)	605,068
520,872	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	525,722
549,082	Series 2024-NQM7, Class A1, step bond to yield, 6.243% due 3/25/64(a)	555,743
503,935	Series 2025-NQM14, Class A3, step bond to yield, 5.618% due 7/25/65(a)	507,274
752,804	Series 2025-NQM7, Class A1, step bond to yield, 5.560% due 5/25/55(a)	761,357
100,000	PLYM Commercial Mortgage Trust, Series 2026-IND, Class A, 4.900% (1-Month TSFR + 1.250%) due 3/15/43(a)(c)	100,000
708,924	PRPM Trust, Series 2025-NQM2, Class A1, step bond to yield, 5.688% due 4/25/70(a)	716,112
330,000	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.051% (1-Month TSFR + 1.392%) due 5/15/39(a)(c)	329,794
	SREIT Trust:
176,157	Series 2021-MFP, Class A, 4.505% (1-Month TSFR + 0.845%) due 11/15/38(a)(c)	176,102
120,000	Series 2021-MFP2, Class A, 4.596% (1-Month TSFR + 0.936%) due 11/15/36(a)(c)	119,962
691,337	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.457% due 6/15/50(c)(i)	7,287

See Notes to Financial Statements.
212

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	Velocity Commercial Capital Loan Trust:
676,433	Series 2021-2, Class A, 1.520% due 8/25/51(a)(c)	$588,658
264,464	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(c)	220,292
696,811	Series 2024-5, Class A, 5.490% due 10/25/54(a)(c)	703,362
851,857	Series 2025-4, Class A, 5.190% due 9/25/55(a)(c)	860,458
	Verus Securitization Trust:
406,143	Series 2021-7, Class A1, step bond to yield, 2.829% due 10/25/66(a)	381,053
59,118	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(c)	57,569
381,344	Series 2023-INV2, Class A1, step bond to yield, 6.443% due 8/25/68(a)	382,584
337,492	Series 2024-1, Class A1, step bond to yield, 5.712% due 1/25/69(a)	339,334
704,699	Series 2024-2, Class A1, step bond to yield, 6.095% due 2/25/69(a)	711,037
35,025	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(c)	34,148
	Wells Fargo Commercial Mortgage Trust:
169,672	Series 2015-NXS2, Class XA, 0.000% due 7/15/58#(c)(i)	2
164,932	Series 2021-C60, Class A2, 2.042% due 8/15/54	163,198
14,850	Series 2021-SAVE, Class A, 5.274% (1-Month TSFR + 1.614%) due 2/15/40(a)(c)	14,813
	Total Mortgage Securities	33,130,984
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $35,408,520)	33,130,984
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 10.4%
U.S. GOVERNMENT OBLIGATIONS – 10.4%
241,035	U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/27	244,506
	U.S. Treasury Inflation Indexed Notes:
367,270	0.125% due 4/15/27	364,198
185,968	1.625% due 10/15/27	188,974
	U.S. Treasury Notes:
4,450,000	0.500% due 6/30/27	4,279,996
2,500,000	3.500% due 10/31/27	2,502,832
11,300,000	0.750% due 1/31/28	10,751,332
5,500,000	3.500% due 11/15/28	5,515,684
2,299,000	3.500% due 1/15/29	2,306,005
2,800,000	0.875% due 11/15/30	2,482,484
	TOTAL U.S. GOVERNMENT OBLIGATIONS	28,636,011
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost – $28,512,318)	28,636,011
COLLATERALIZED LOAN OBLIGATIONS – 5.8%
Commercial MBS – 1.9%
180,000	ACREC LLC, Series 2026-FL4, Class A, 5.114% (1-Month TSFR + 1.450%) due 1/18/43(a)(c)	180,225
88,988	ACREC Ltd., Series 2021-FL1, Class AS, 5.281% (1-Month TSFR + 1.614%) due 10/16/36(a)(c)	88,996
210,000	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 5.021% (1-Month TSFR + 1.354%) due 1/20/43(a)(c)	210,019

See Notes to Financial Statements.
213

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED LOAN OBLIGATIONS – (continued)
Commercial MBS – (continued)
111,480	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 5.124% (1-Month TSFR + 1.464%) due 11/15/36(a)(c)	$111,491
190,000	AREIT, Series 2025-CRE11, Class A, 5.210% (1-Month TSFR + 1.550%) due 7/25/43(a)(c)	190,375
52,154	BDS Ltd., Series 2021-FL10, Class A, 5.131% (1-Month TSFR + 1.464%) due 12/16/36(a)(c)	52,160
	BRSP Ltd:
240,000	Series 2026-FL3, Class A, 5.150% (1-Month TSFR + 1.450%) due 8/19/43(a)(c)	240,133
277,000	Series 2024-FL2, Class A, 5.612% (1-Month TSFR + 1.945%) due 8/19/37(a)(c)	277,347
150,000	BSPDF Issuer LLC, Series 2026-FL3, Class A, 5.100% (1-Month TSFR + 1.450%) due 9/18/43(a)(c)	150,000
	BSPRT Issuer Ltd.:
9,900	Series 2022-FL8, Class A, 5.158% (SOFR30A + 1.500%) due 2/15/37(a)(c)	9,874
200,465	Series 2023-FL10, Class A, 5.919% (1-Month TSFR + 2.259%) due 9/15/35(a)(c)	200,324
240,000	BXMT Ltd., Series 2026-FL6, Class A, 5.150% (1-Month TSFR + 1.450%) due 8/19/43(a)(c)	240,150
	FS Rialto:
159,285	Series 2021-FL3, Class A, 5.024% (1-Month TSFR + 1.364%) due 11/16/36(a)(c)	158,974
118,601	Series 2021-FL2, Class A, 4.994% (1-Month TSFR + 1.334%) due 5/16/38(a)(c)	119,065
230,000	FS Rialto Issuer LLC, Series 2026-FL11, Class A, 0.000% (1-Month TSFR + 1.450%) due 1/19/44#(a)(c)	230,791
	GPMT Ltd.:
108,763	Series 2021-FL3, Class AS, 5.631% (1-Month TSFR + 1.964%) due 7/16/35(a)(c)	108,493
172,142	Series 2021-FL4, Class A, 5.138% (1-Month TSFR + 1.464%) due 12/15/36(a)(c)	171,725
39,801	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 4.799% (1-Month TSFR + 1.134%) due 7/15/39(a)(c)	39,780
250,000	INCREF LLC, Series 2025-FL1, Class A, 5.394% (1-Month TSFR + 1.728%) due 10/19/42(a)(c)	250,730
	KREF Ltd.:
81,724	Series 2021-FL2, Class A, 4.849% (1-Month TSFR + 1.184%) due 2/15/39(a)(c)	81,700
220,000	Series 2021-FL2, Class B, 5.429% (1-Month TSFR + 1.764%) due 2/15/39(a)(c)	218,097
250,000	LMNT CRE LLC, Series 2025-FL3, Class A, 5.227% (1-Month TSFR + 1.550%) due 7/21/43(a)(c)	250,779
230,000	LoanCore Issuer LLC, Series 2025-CRE9, Class A, 5.114% (1-Month TSFR + 1.450%) due 8/18/42(a)(c)	230,269
53,904	LoanCore Issuer Ltd., Series 2021-CRE6, Class A, 5.074% (1-Month TSFR + 1.414%) due 11/15/38(a)(c)	53,859
250,000	MF1, Series 2024-FL15, Class A, 5.352% (1-Month TSFR + 1.688%) due 8/18/41(a)(c)	250,927
240,000	MF1 LLC, Series 2026-FL21, Class A, 5.014% (1-Month TSFR + 1.350%) due 2/18/41(a)(c)	240,004
	MF1 Ltd.:
330,000	Series 2021-FL7, Class AS, 5.231% (1-Month TSFR + 1.564%) due 10/16/36(a)(c)	329,552
38,140	Series 2022-FL8, Class A, 5.017% (1-Month TSFR + 1.350%) due 2/19/37(a)(c)	38,132

See Notes to Financial Statements.
214

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED LOAN OBLIGATIONS – (continued)
Commercial MBS – (continued)
160,000	PFP Ltd., Series 2026-13, Class A, 5.166% (1-Month TSFR + 1.500%) due 8/18/43(a)(c)	$160,650
81,097	STWD Ltd., Series 2021-FL2, Class A, 4.981% (1-Month TSFR + 1.314%) due 4/18/38(a)(c)	80,445
163,070	TRTX Issuer Ltd., Series 2022-FL5, Class A, 5.314% (1-Month TSFR + 1.650%) due 2/15/39(a)(c)	162,493
	Total Commercial MBS	5,127,559
Other ABS – 3.9%
500,000	Bain Capital Credit CLO Ltd., Series 2022-6A, Class A1R, 5.039% (3-Month TSFR + 1.370%) due 1/22/38(a)(c)	501,622
500,000	Benefit Street Partners CLO 46 Ltd., Series 2025-46A, Class A, 4.881% (3-Month TSFR + 1.210%) due 1/25/39(a)(c)	500,185
	Carlyle US CLO Ltd.:
1,000,000	Series 2019-4A, Class A11R, 4.992% (3-Month TSFR + 1.320%) due 4/15/35(a)(c)	1,002,223
1,000,000	Series 2023-3A, Class A1R, 4.902% (3-Month TSFR + 1.230%) due 10/15/38(a)(c)	1,000,983
500,000	CarVal CLO IX-C Ltd., Series 2024-1A, Class A, 5.348% (3-Month TSFR + 1.680%) due 4/20/37(a)(c)	501,647
1,421,000	Flatiron RR CLO 22 LLC, Series 2021-2A, Class AR, 4.582% (3-Month TSFR + 0.910%) due 10/15/34(a)(c)	1,421,841
500,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class AR, 4.917% (3-Month TSFR + 1.250%) due 4/14/38(a)(c)(f)	500,713
1,962	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 5.109% (3-Month TSFR + 1.442%) due 10/20/31(a)(c)	1,964
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 5.138% (3-Month TSFR + 1.472%) due 1/30/35(a)(c)	501,137
1,000,000	Madison Park Funding LXIII Ltd., Series 2023-63A, Class A1R, 5.070% (3-Month TSFR + 1.400%) due 7/21/38(a)(c)	1,004,457
1,000,000	OCP CLO Ltd., Series 2024-31A, Class AR, 0.000% (3-Month TSFR + 1.150%) due 4/20/39#(a)(c)(f)	999,995
1,000,000	Octagon Investment Partners 51 Ltd., Series 2021-1A, Class AR, 4.658% (3-Month TSFR + 0.990%) due 7/20/34(a)(c)	999,500
1,000,000	Rockford Tower CLO Ltd., Series 2024-1A, Class A1, 5.278% (3-Month TSFR + 1.610%) due 4/20/37(a)(c)	1,003,230
269,178	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 5.179% (3-Month TSFR + 1.512%) due 10/20/31(a)(c)	269,766
9,201	Steele Creek CLO Ltd., Series 2018-2A, Class A, 5.117% (3-Month TSFR + 1.462%) due 8/18/31(a)(c)	9,210
500,000	Unity-Peace Park CLO Ltd., Series 2022-1A, Class A1R, 4.723% (3-Month TSFR + 1.060%) due 4/20/35(a)(c)	500,348
	Total Other ABS	10,718,821
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $15,789,156)	15,846,380

See Notes to Financial Statements.
215

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – 3.9%
Automobile ABS – 0.7%
175,000	CarMax Auto Owner Trust, Series 2026-1, Class A2A, 3.870% due 4/16/29	$175,202
300,000	Carvana Auto Receivables Trust, Series 2024-P3, Class A4, 4.310% due 9/10/30	303,260
245,850	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590% due 10/15/29(a)	248,433
992,000	Hertz Vehicle Financing III LLC, Series 2025-1A, Class A, 4.910% due 9/25/29(a)	1,009,984
250,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.780% due 1/15/31	252,544
	Total Automobile ABS	1,989,423
Other ABS – 2.9%
	Affirm Asset Securitization Trust:
56,583	Series 2025-X1, Class A, 5.080% due 4/15/30(a)	56,656
152,634	Series 2025-X2, Class A, 4.450% due 10/15/30(a)	152,809
10,951	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	10,426
500,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(a)	501,550
268,021	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	258,242
500,000	DataBank Issuer, Series 2023-1A, Class A2, 5.116% due 2/25/53(a)	499,843
470,000	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118% due 7/25/47(a)	468,802
173,164	GreenSky Home Improvement Issuer Trust, Series 2025-3A, Class A1, 4.340% due 12/27/60(a)	173,494
72,114	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	71,050
321,907	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% due 10/15/46(a)	309,546
798,353	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604% due 9/20/65(a)	809,612
250,000	Mariner Finance Issuance Trust, Series 2025-AA, Class A, 4.980% due 5/20/38(a)	254,399
200,000	Marlette Funding Trust, Series 2025-1A, Class B, 4.950% due 7/16/35(a)	200,919
	Pagaya AI Debt Grantor Trust:
249,974	Series 2025-2, Class B, 5.329% due 10/15/32(a)	250,916
368,258	Series 2025-3, Class A2, 5.365% due 12/15/32(a)	372,586
	RCKTL:
175,895	Series 2025-2A, Class A, 4.480% due 11/27/34(a)	176,069
250,000	Series 2025-2A, Class C, 4.950% due 11/27/34(a)	251,008
159,213	Reach ABS Trust, Series 2025-2A, Class A, 4.930% due 8/18/32(a)	159,937
317,945	Slam Ltd., Series 2024-1A, Class A, 5.335% due 9/15/49(a)	324,746
	SoFi Consumer Loan Program Trust:
182,240	Series 2025-1, Class A, 4.800% due 2/27/34(a)	183,159
250,000	Series 2025-2, Class B, 4.970% due 6/25/34(a)	253,896
125,852	Series 2025-3, Class A, 4.470% due 8/15/34(a)	126,202
149,013	Series 2025-4, Class A, 4.240% due 8/25/35(a)	149,295
475,000	Series 2026-1, Class A, 4.060% due 12/26/35(a)	475,255
427,762	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.080% due 6/21/50(a)	429,769
229,706	Upgrade Master Pass-Thru Trust, Series 2025-ST7, Class A, 4.546% due 11/15/32(a)	229,952

See Notes to Financial Statements.
216

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
	Upstart Securitization Trust:
86,243	Series 2024-1, Class A, 5.330% due 11/20/34(a)	$86,601
134,037	Series 2025-1, Class A, 5.450% due 4/20/35(a)	135,171
242,440	Series 2025-3, Class A2, 4.600% due 9/20/35(a)	242,841
98,593	Series 2025-4, Class A1, 4.344% due 11/20/26(a)	98,616
205,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165% due 10/15/46(a)	201,474
	Total Other ABS	7,914,841
Student Loan ABS – 0.1%
98,323	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	89,398
	Navient Private Education Refi Loan Trust:
34,438	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	32,615
217,881	Series 2022-A, Class A, 2.230% due 7/15/70(a)	202,101
	Total Student Loan ABS	324,114
WL Collateral CMO – 0.2%
488,045	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 5.586% (1-Month TSFR + 1.914%) due 7/25/33(c)	484,789
	TOTAL ASSET-BACKED SECURITIES (Cost – $10,595,581)	10,713,167
SENIOR LOANS – 3.4%
United Kingdom – 0.5%
1,569,502	888 Holdings PLC, due 7/3/28(j)	1,465,522
United States – 2.9%
2,047,374	DISH DBS Issuer LLC, 11.250% (1-Month USD-SOFR + 1.125%) due 6/29/29	2,055,563
2,851,239	K&N Parent Inc., 11.787% (1-Month USD-SOFR + 0.800%) due 2/3/27(d)(f)	2,836,984
2,922,113	Marelli North America Inc., due 3/13/26(j)	2,980,555
	Total United States	7,873,102
	TOTAL SENIOR LOANS (Cost – $9,331,915)	9,338,624
MORTGAGE-BACKED SECURITIES – 1.3%
FHLMC – 0.7%
	Freddie Mac Pool:
804,603	5.000% due 6/1/53	812,439
276,996	5.500% due 7/1/53	282,495
397,350	5.500% due 2/1/55	408,785
407,634	6.000% due 4/1/54	423,573
	TOTAL FHLMC	1,927,292
FNMA – 0.6%
	Federal National Mortgage Association (FNMA) Pool:
367,527	5.000% due 8/1/43	372,801
379,799	5.500% due 8/1/45	388,181
401,099	5.500% due 2/1/55	413,163

See Notes to Financial Statements.
217

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
319,665	5.500% due 4/1/55	$325,268
267,141	6.000% due 10/1/53	276,621
	TOTAL FNMA	1,776,034
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $3,631,560)	3,703,326
SOVEREIGN BONDS – 0.1%
Guatemala – 0.1%
200,000	Guatemala Government Bond, 4.500% due 5/3/26	200,072
Paraguay – 0.0%
50,000	Paraguay Government International Bond, 5.000% due 4/15/26	50,044
	TOTAL SOVEREIGN BONDS (Cost – $249,518)	250,116
Shares/Units
EXCHANGE TRADED FUND (ETF) – 13.1%
733,822	iShares Core 1-5 Year USD Bond
	(Cost – $34,075,973)	35,971,955
COMMON STOCKS – 6.3%
COMMUNICATIONS – 0.0%
Internet – 0.0%
438,406,339	Go North Group AB*(d)(f)	—
CONSUMER NON-CYCLICAL – 0.4%
Commercial Services – 0.0%
393	Euronet Worldwide Inc.*	27,333
Healthcare-Products – 0.3%
833,981	ProSomnus Sleep Technologies Inc.*@(d)(f)	833,981
Healthcare-Services – 0.0%
161,689	UpHealth Inc.*(d)(f)	—
Pharmaceuticals – 0.1%
6,449,526	Cannabist Co. Holdings Inc.*(f)	94,547
	TOTAL CONSUMER NON-CYCLICAL	955,861
DIVERSIFIED – 5.9%
Holding Companies-Diversified – 5.9%
62,000	Agriculture & Natural Solutions Acquisition Corp.*	696,880
18,800	AI Infrastructure Acquisition Corp., Class A Shares*	188,376
34,000	APEX Tech Acquisition Inc.*	340,000
26,300	Apex Treasury Corp., Class A Shares*	260,896
30,000	Armada Acquisition Corp. III*	299,100
8,000	Blueport Acquisition Ltd., Class A Shares*(f)	79,760
18,800	Cal Redwood Acquisition Corp., Class A Shares*(f)	191,008
30,783	Cantor Equity Partners I Inc., Class A Shares*	322,298
52,635	Crown Reserve Acquisition Corp. I, Class A Shares*	526,350
26,300	Drugs Made In America Acquisition II Corp.*	262,474
35,000	Harvard Ave Acquisition Corp., Class A Shares*	350,350

See Notes to Financial Statements.
218

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – (continued)
Holding Companies-Diversified – (continued)
102,102	Jackson Acquisition Co. II, Class A Shares*	$1,073,092
17,000	K2 Capital Acquisition Corp.*	171,020
60,817	M3-Brigade Acquisition V Corp., Class A Shares*	649,526
140,700	Mercer Park Opportunities Corp.*(f)	1,470,315
24,961	Mountain Lake Acquisition Corp., Class A Shares*	261,841
26,500	NMP Acquisition Corp., Class A Shares*(f)	268,445
39,246	OTG Acquisition Corp. I, Class A Shares*	394,422
15,000	Paloma Acquisition Corp. I*	149,775
63,658	Republic Digital Acquisition Co., Class A Shares*	651,221
137,200	Roman DBDR Acquisition Corp. II*	1,430,996
135,000	Siddhi Acquisition Corp., Class A Shares*	1,388,475
93,797	Sizzle Acquisition Corp. II, Class A Shares*	960,481
63,760	Solarius Capital Acquisition Corp., Class A Shares*	646,527
129,696	Titan Acquisition Corp., Class A Shares*	1,333,275
21,800	Translational Development Acquisition Corp.*	229,554
65,883	Wen Acquisition Corp., Class A Shares*	670,030
13,500	Westin Acquisition Corp., Class A Shares*	134,325
19,000	White Pearl Acquisition Corp.*	191,710
11,000	White Pearl Acquisition Corp., Class A Shares*	108,570
34,000	XFLH Capital Corp.*(f)	338,640
29,000	Xsolla SPAC 1*	287,100
	Total Holding Companies-Diversified	16,326,832
	TOTAL DIVERSIFIED	16,326,832
FINANCIAL – 0.0%
Financial Services – 0.0%
16,305	Alpha Partners Technology*(d)(f)	—
	TOTAL COMMON STOCKS (Cost – $17,122,685)	17,282,693
PREFERRED STOCK – 0.5%
FINANCIAL – 0.5%
Diversified Financial Services – 0.5%
56,213	SWK Holdings Corp., 9.000% (Cost – $1,405,325)	1,450,295
WARRANT – 0.0%
DIVERSIFIED – 0.0%
Holding Companies-Diversified – 0.0%
43,327	Leafly Holdings Inc.*@(d)(f) (Cost – $0)	—
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $258,838,106)	252,304,183

See Notes to Financial Statements.
219

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 11.5%
COMMERCIAL PAPERS – 3.4%
$ 1,003,000	Crown Castle Inc., 4.101% due 3/19/26(a)(k)	$1,000,668
2,296,000	Fidelity National Information Services Inc., 3.865% due 3/2/26(a)(k)	2,295,275
2,429,000	Genuine Parts Co., 4.214% due 3/10/26(a)(k)	2,425,981
1,391,000	HCA Inc., 4.089% due 3/2/26(a)(k)	1,390,535
2,080,000	Stanley Black & Decker Inc., 3.882% due 3/18/26(a)(k)	2,075,659
	TOTAL COMMERCIAL PAPERS (Cost – $9,190,193)	9,188,118
CORPORATE NOTE – 0.6%
1,642,106	Go North Group AB, 9.583% due 3/17/26(c)(d)(f) (Cost – $1,628,219)	1,642,106
TIME DEPOSITS – 7.5%
12,034,112	Citibank - New York, 2.980% due 3/2/26	12,034,112
8,681,716	JPMorgan Chase & Co. - New York, 2.980% due 3/2/26	8,681,716
	TOTAL TIME DEPOSITS (Cost – $20,715,828)	20,715,828
	TOTAL SHORT-TERM INVESTMENTS (Cost – $31,534,240)	31,546,052
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.5%
MONEY MARKET FUND – 1.5%
4,109,478	Federated Government Obligations Fund, Premier Class, 3.593%(l) (Cost – $4,109,478)	4,109,478
	TOTAL INVESTMENTS – 104.9% (Cost – $294,481,824)	287,959,713
	Liabilities in Excess of Other Assets – (4.9)%	(13,402,814)
	TOTAL NET ASSETS – 100.0%	$274,556,899

†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Security issued with zero coupon. Income is recognized through accretion of discount.
*	Non-income producing security.
(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $92,327,309 and represents 33.63% of net assets.

(b)	All or a portion of this security is on loan (See Note 5).
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2026.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(f)	Illiquid security. The aggregate value of illiquid holdings at February 28, 2026, amounts to $16,327,689 and represents 5.95% of net assets.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Security is currently in default.
See Notes to Financial Statements.
220

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(continued)
(i)	Interest only security.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Rate shown represents yield-to-maturity.
(l)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Leafly Holdings Inc.	2/7/2022	$—	$—	0.00%*
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	8,497,000	5,862,450	2.14%
ProSomnus Sleep Technologies Inc.	8/6/2024	728,853	833,981	0.30%
			$6,696,431	2.44%

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Index
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MFA	— Mortgage Finance Authority
NIBOR	— Norwegian Interbank Offered Rate
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit
SARL	— Société à Responsabilité Limitée
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TSFR	— CME Term SOFR Reference Rate
See Notes to Financial Statements.
221

Schedules of Investments
February 28, 2026
Destinations Low Duration Fixed Income Fund(concluded)
Summary of Investments by Security Type^

Corporate Bonds & Notes	33.3%
Exchange Traded Fund (ETF)	12.5
Collateralized Mortgage Obligations	11.5
U.S. Government Agencies & Obligations	10.0
Common Stocks	6.0
Collateralized Loan Obligations	5.5
Asset-Backed Securities	3.7
Senior Loans	3.2
Mortgage-Backed Securities	1.3
Preferred Stock	0.5
Sovereign Bonds	0.1
Warrant	0.0*
Short-Term Investments	11.0
Money Market Fund	1.4
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
At February 28, 2026, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized (depreciation) on the open contracts reflected in the accompanying financial statements was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized (Depreciation)
Contracts to Buy:
Euro	32,500	BBH	$38,428	3/16/26	$ —	$(288)	$(288)
Contracts to Sell:
Euro	8,170,000	BBH	9,660,316	3/16/26	$—	$(109,121)	$(109,121)
Norwegian Krone	4,000,000	BBH	420,609	3/16/26	—	(7,011)	(7,011)
Swedish Krona	38,715,000	BBH	4,291,578	3/16/26	—	(72,940)	(72,940)
					$—	$(189,072)	$(189,072)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$—	$(189,360)	$(189,360)

Counterparty Abbreviations used in this schedule:
BBH	— Brown Brothers Harriman & Co.
Currency Abbreviations used in this schedule:
EUR	— Euro
NOK	— Norwegian Krone
SEK	— Swedish Krona
See Notes to Financial Statements.
222

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 77.6%
Argentina – 0.1%
650,000	Banco Macro SA, Senior Unsecured Notes, 8.000% due 1/28/31(a)	$664,203
200,000	Vista Energy Argentina SAU, Senior Unsecured Notes, 8.500% due 6/10/33(a)	210,000
	Total Argentina	874,203
Australia – 0.1%
350,000	Fortescue Treasury Pty Ltd., Senior Unsecured Notes, 6.125% due 4/15/32(a)	366,523
300,000	Hillgrove Mines Pty Ltd., Senior Secured Notes, 12.000% due 8/1/29	312,937
324,000	Mineral Resources Ltd., Senior Unsecured Notes, 9.250% due 10/1/28(a)	339,342
	Total Australia	1,018,802
Austria – 0.1%
700,000EUR	Lenzing AG, Subordinated Notes, 9.000% (3-Year EURIBOR ICE Swap Rate + 12.105%)(b)(c)	824,807
Bermuda – 1.0%
125,000EUR	Aegon Ltd., Subordinated Notes, 0.496% (10-Year Netherlands Government Bond Yield + 0.850%)(b)(c)	106,344
255,020	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30(a)	9,688
5,261,000	Golar LNG Ltd., Senior Unsecured Notes, 7.500% due 10/2/30(a)	5,293,666
875,000	SP Cruises Intermediate Ltd., Senior Secured Notes, 11.500% due 3/14/30(a)	879,956
250,000	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	262,178
650,000	Viking Cruises Ltd., Company Guaranteed Notes, 9.125% due 7/15/31(a)	691,564
100,000	Weatherford International Ltd., Company Guaranteed Notes, 6.750% due 10/15/33(a)	104,548
	Total Bermuda	7,347,944
Brazil – 0.5%
422,000	Banco BTG Pactual SA, Senior Unsecured Notes, 5.500% due 1/27/31(a)	421,979
2,941,734	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	2,999,915
	Total Brazil	3,421,894
British Virgin Islands – 0.3%
1,400,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	1,471,441
828,750	Star Energy Geothermal Wayang Windu Ltd., Senior Secured Notes, 6.750% due 4/24/33	852,800
	Total British Virgin Islands	2,324,241
Canada – 2.4%
2,100,000	Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(a)	2,200,338
1,793,000	Brookfield Residential Properties Inc./Brookfield Residential US LLC, Company Guaranteed Notes, 4.875% due 2/15/30(a)	1,685,262
6,647,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.250% due 12/31/28	3,439,794
2,566,000EUR	CI Financial Corp., Company Guaranteed Notes, 4.625% due 12/12/31	3,118,449
2,500,000	Polaris Renewable Energy Inc., Senior Secured Notes, 9.500% due 12/3/29	2,595,000
2,486,000	Trulieve Cannabis Corp., Senior Secured Notes, 10.500% due 12/17/30(a)(d)	2,490,181
875,000	Trulieve Cannabis Corp., Senior Secured Notes, 10.500% due 12/17/30(a)	875,000
350,000	Vermilion Energy Inc., Senior Unsecured Notes, 7.250% due 2/15/33(a)	342,335
	Total Canada	16,746,359

See Notes to Financial Statements.
223

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Cayman Islands – 2.2%
4,582,492	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	$3,801,269
848,000	C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(a)	877,450
1,441,000	CHC Group LLC, Senior Secured Notes, 11.750% due 9/1/30(a)	1,415,446
1,900,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(c)	1,868,650
390,000	Ittihad International II Ltd., Company Guaranteed Notes, 7.375% due 11/13/30(a)	402,629
2,982,368	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	3,090,882
1,927,200	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36(e)	1,490,130
2,507,000	Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(a)	2,538,267
	Total Cayman Islands	15,484,723
Chile – 1.9%
150,000	Agrosuper SA, Senior Unsecured Notes, 4.600% due 1/20/32	146,455
1,400,000	Banco Santander Chile, Senior Unsecured Notes, 4.550% due 11/20/30(a)	1,409,506
3,700,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	3,081,843
800,000	Cencosud SA, Company Guaranteed Notes, 4.375% due 7/17/27	801,018
2,516,903	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	2,286,607
1,500,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.000% due 9/30/29	1,437,552
212,800	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	193,767
788,800	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	788,700
1,524,400	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	1,532,375
	WOM Chile Holdco SpA, Unsecured Notes:
1,696,073	5.000% due 4/1/32(a)(f)	1,554,027
91,344	5.000% due 4/1/32(f)	83,694
	Total Chile	13,315,544
Colombia – 0.5%
1,700,000	Banco Davivienda SA, Subordinated Notes, 8.125% (5-Year CMT Index + 4.588%) due 7/2/35(a)(b)	1,752,700
150,000	Banco GNB Sudameris SA, Subordinated Notes, 7.500% (5-Year CMT Index + 6.660%) due 4/16/31(b)	149,614
1,300,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	1,197,122
596,080	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	622,606
	Total Colombia	3,722,042
Czech Republic – 0.1%
731,000EUR	Energo-Pro AS, Local Government Guaranteed Notes, 8.000% due 5/27/30(a)	916,608
France – 0.7%
700,000EUR	CAB SELAS, Senior Secured Notes, 3.375% due 2/1/28	817,184
1,216,000EUR	Emeria SASU, Senior Secured Notes, 7.750% due 3/31/28	1,218,594
	Goldstory SAS, Senior Secured Notes:
200,000EUR	6.020% (3-Month EURIBOR + 4.000%) due 2/1/30(b)	230,915
100,000EUR	6.750% due 2/1/30	117,900
687,000EUR	Laboratoire Eimer SELAS, Company Guaranteed Notes, 5.000% due 2/1/29	769,472

See Notes to Financial Statements.
224

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February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
France – (continued)
	Viridien, Senior Secured Notes:
628,426EUR	8.500% due 10/15/30(a)	$793,381
573,000	10.000% due 10/15/30(a)	614,438
	Total France	4,561,884
Germany – 2.9%
1,800,000	Cerdia Finanz GmbH, Senior Secured Notes, 9.375% due 10/3/31(a)	1,836,000
859,000EUR	Cidron Atrium SE, Senior Secured Notes, 5.647% (3-Month EURIBOR + 3.625%) due 2/15/33(b)	1,014,451
3,068,000EUR	Duran Life Science Holding GmbH, Senior Secured Notes, 8.513% (3-Month EURIBOR + 6.500%) due 5/31/30(b)	3,661,450
	IHO Verwaltungs GmbH, Senior Secured Notes:
400,000	7.750% due 11/15/30(a)(f)	420,410
500,000	8.000% due 11/15/32(a)(f)	533,358
2,253,000EUR	JDC Group AG, Senior Secured Notes, 6.513% (3-Month EURIBOR + 4.500%) due 8/28/29(a)(b)	2,675,473
1,000,000EUR	Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, Senior Secured Notes, 8.994% (3-Month EURIBOR + 7.000%) due 2/13/29(a)(b)	1,210,313
1,305,000EUR	LifeFit Group MidCo GmbH, Senior Secured Notes, 9.011% (3-Month EURIBOR + 7.000%) due 8/29/29(b)	1,630,333
1,700,000EUR	Muehlhan Holding GmbH, Senior Secured Notes, 7.916% (3-Month EURIBOR + 5.900%) due 5/15/30(a)(b)	2,060,316
3,061,000EUR	Platform Group SE & Co. KGaA, Company Guaranteed Notes, 8.875% due 7/11/28	2,985,826
1,487,000EUR	Secop Group Holding GmbH, Senior Secured Notes, 10.422% (3-Month EURIBOR + 8.400%) due 12/29/26(b)	1,774,613
443,000EUR	smava GmbH, Senior Secured Notes, 9.024% (3-Month EURIBOR + 7.000%) due 5/22/29(b)	544,020
	Total Germany	20,346,563
Gibraltar – 1.7%
	888 Acquisitions Ltd., Senior Secured Notes:
868,000EUR	7.516% (3-Month EURIBOR + 5.500%) due 7/15/28(b)	978,208
7,914,000GBP	10.750% due 5/15/30	9,878,558
1,370,000EUR	8.000% due 9/30/31(a)	1,437,660
	Total Gibraltar	12,294,426
Guatemala – 0.1%
400,000	Industrial Subordinated Trust 2 0, Subordinated Notes, 6.550% (5-Year CMT Index + 2.864%) due 4/15/36(a)(b)	411,140
India – 1.7%
	Adani Electricity Mumbai Ltd., Senior Secured Notes:
2,000,000	3.949% due 2/12/30	1,896,721
600,000	3.867% due 7/22/31	554,990
1,797,750	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,681,414

See Notes to Financial Statements.
225

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
India – (continued)
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
400,000	4.375% due 7/3/29	$392,304
200,000	3.100% due 2/2/31	182,209
739,125	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Senior Secured Notes, 4.625% due 10/15/39	621,628
	Adani Transmission Step-One Ltd., Senior Secured Notes:
1,000,000	4.000% due 8/3/26	997,156
1,729,000	4.250% due 5/21/36	1,576,037
2,849,500	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	2,692,030
900,000	JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	902,244
750,000	Reliance Industries Ltd., Senior Unsecured Notes, 3.667% due 11/30/27	745,381
	Total India	12,242,114
Indonesia – 0.8%
200,000	Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27	200,521
500,000	Indofood CBP Sukses Makmur Tbk PT, Senior Unsecured Notes, 3.398% due 6/9/31	470,063
	Pertamina Persero PT, Senior Unsecured Notes:
1,400,000	3.650% due 7/30/29	1,368,455
200,000	2.300% due 2/9/31	179,503
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes:
3,000,000	4.125% due 5/15/27	2,994,638
200,000	3.875% due 7/17/29	195,784
	Total Indonesia	5,408,964
Ireland – 0.5%
2,202,696	Priority 1 Issuer Logistics DAC, Senior Secured Notes, 13.625% due 11/19/27(f)	2,093,433
1,133,000EUR	Virgin Media O2 Vendor Financing Notes VII DAC, Senior Secured Notes, 7.500% due 7/15/33(a)	1,285,278
	Total Ireland	3,378,711
Isle of Man – 0.4%
2,700,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.375% due 11/1/28	2,628,038
Italy – 0.9%
1,009,000EUR	Almaviva-The Italian Innovation Co. SpA, Senior Secured Notes, 5.000% due 10/30/30	1,155,938
201,000EUR	Conceria Pasubio SpA, Senior Secured Notes, 6.518% (3-Month EURIBOR + 4.500%) due 9/30/28(b)	219,814
1,600,000EUR	EVOCA SpA, Senior Secured Notes, 7.282% (3-Month EURIBOR + 5.250%) due 4/9/29(b)	1,732,190
926,000EUR	Gruppo San Donato SpA, Senior Secured Notes, 6.500% due 10/31/31(a)	1,113,692
543,000EUR	Italmatch Chemicals SpA, Senior Secured Notes, 6.154% (3-Month EURIBOR + 4.125%) due 2/5/31(b)	644,107

See Notes to Financial Statements.
226

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Italy – (continued)
1,436,000EUR	Maticmind SpA, Senior Secured Notes, 7.299% (3-Month EURIBOR + 5.250%) due 12/31/32(b)	$1,654,487
	Total Italy	6,520,228
Japan – 0.3%
450,000	Nissan Motor Co., Ltd., Senior Unsecured Notes, 4.810% due 9/17/30(a)	427,643
	Rakuten Group Inc., Senior Unsecured Notes:
1,150,000	11.250% due 2/15/27(a)	1,210,962
300,000	9.750% due 4/15/29(a)	332,748
	Total Japan	1,971,353
Jersey, Channel Islands – 0.5%
1,100,000	Aptiv Swiss Holdings Ltd., Company Guaranteed Notes, 6.875% (5-Year CMT Index + 3.385%) due 12/15/54(b)	1,146,822
909,000GBP	TVL Finance PLC, Senior Secured Notes, 10.250% due 4/28/28	1,216,173
1,087,552GBP	Wheel Bidco Ltd., Senior Secured Notes, 9.875% due 9/15/29	1,315,202
	Total Jersey, Channel Islands	3,678,197
Kazakhstan – 0.2%
	ForteBank JSC, Junior Subordinated Notes:
900,000	9.750% (5-Year CMT Index + 6.188%)(b)(c)(d)	913,950
411,000	9.750% (5-Year CMT Index + 6.188%)(a)(b)(c)(d)	417,371
	Total Kazakhstan	1,331,321
Luxembourg – 3.7%
1,307,638	Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	1,349,329
900,000	Albion Financing 1 SARL/Aggreko Holdings Inc., Senior Secured Notes, 7.000% due 5/21/30(a)	942,528
2,720,000	Auna SA/Oncosalud SAC, Senior Secured Notes, 8.750% due 11/6/32(a)	2,781,588
260,000GBP	B&M European Value Retail SA, Senior Secured Notes, 8.125% due 11/15/30	367,468
	Chile Electricity Lux Mpc II SARL, Government Guaranteed Notes:
970,871	5.672% due 10/20/35(a)	1,007,834
485,436	5.672% due 10/20/35	503,917
1,565,200	Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	1,645,273
1,800,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	1,281,321
1,134,231EUR	Cullinan Holdco Scsp, Senior Secured Notes, 8.500% due 10/15/29	1,180,234
1,637,000EUR	Flamingo Lux II SCA, Senior Unsecured Notes, 5.000% due 3/31/29	697,230
500,000	FS Luxembourg SARL, Company Guaranteed Notes, 8.125% due 2/11/36(a)(e)	469,475
2,711,000EUR	GTC Aurora Luxembourg SA, Company Guaranteed Notes, 2.250% due 6/23/26	3,184,055
147,330	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	145,110
1,198,000	Herens Holdco SARL, Senior Secured Notes, 4.750% due 5/15/28(a)	1,053,930
333,000	MHP Lux SA, Company Guaranteed Notes, 10.500% due 7/28/29(a)	345,474
	Millicom International Cellular SA, Senior Unsecured Notes:
900,000	5.125% due 1/15/28	897,789
270,000	6.250% due 3/25/29	271,640
200,000	4.500% due 4/27/31	186,729

See Notes to Financial Statements.
227

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Luxembourg – (continued)
1,400,000	Movida Europe SA, Company Guaranteed Notes, 7.850% due 4/11/29(e)	$1,370,859
1,750,000	Newco Holding Eur 29 SARL, Senior Secured Notes, 11.000% due 2/20/30(a)	1,725,620
500,000	Nexa Resources SA, Company Guaranteed Notes, 6.500% due 1/18/28	511,836
	Raizen Fuels Finance SA, Company Guaranteed Notes:
300,000	6.450% due 3/5/34	133,125
1,100,000	5.700% due 1/17/35(e)	482,350
200,000	6.700% due 2/25/37	89,750
600,000	Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35(a)	662,400
200,000	Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	167,140
1,450,000	Telecom Italia Capital SA, Company Guaranteed Notes, 7.200% due 7/18/36	1,606,558
421,711	Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	415,174
550,595EUR	Vivion Investments SARL, Senior Secured Notes, 8.250% due 8/31/28(f)	653,998
	Total Luxembourg	26,129,734
Malaysia – 0.1%
400,000	MISC Capital Two Labuan Ltd., Company Guaranteed Notes, 3.750% due 4/6/27	398,654
Marshall Islands – 0.2%
1,200,000	Navios South American Logistics Inc., Senior Secured Notes, 8.875% due 7/14/30(a)	1,249,611
Mexico – 3.5%
900,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 8.375% (5-Year CMT Index + 4.072%)(a)(b)(c)	961,875
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Senior Unsecured Notes, 5.621% due 12/10/29	208,900
	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes:
800,000	5.125% (5-Year CMT Index + 2.650%) due 1/18/33(b)	796,928
2,400,000	5.875% (5-Year CMT Index + 4.308%) due 9/13/34(b)	2,426,575
1,090,474	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(a)	1,193,478
3,600,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(b)(c)	3,594,172
882,000	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	925,080
	Comision Federal de Electricidad, Company Guaranteed Notes:
600,000	3.348% due 2/9/31	551,581
1,200,000	6.450% due 1/24/35(a)	1,243,250
229,000	Comision Federal de Electricidad, Senior Unsecured Notes, 6.500% due 1/28/51(a)	231,805
1,676,523	Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.375% due 3/30/38	1,718,436
	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes:
693,355	7.250% due 1/31/41	722,767
396,203	7.250% due 1/31/41(a)	413,010

See Notes to Financial Statements.
228

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Mexico – (continued)
	Grupo Aeromexico SAB de CV, Senior Secured Notes:
1,820,000	8.250% due 11/15/29	$1,863,225
1,717,000	8.625% due 11/15/31	1,762,071
3,065,758	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	3,106,488
	Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
600,000	6.750% due 9/19/42	526,914
200,000	5.875% due 9/17/44	162,028
	Total Play Telecomunicaciones SA de CV, Senior Secured Notes:
1,267,000	10.500% due 12/31/28	1,242,788
1,300,000	11.125% due 12/31/32(a)	1,236,300
	Total Mexico	24,887,671
Morocco – 0.3%
1,900,000	OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	2,058,582
Multinational – 0.4%
500,000	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	498,904
1,200,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	1,273,408
1,150,000	Digicel International Finance Ltd./Difl US LLC, Senior Secured Notes, 8.625% due 8/1/32(a)	1,194,745
	Total Multinational	2,967,057
Netherlands – 1.6%
1,604,000	Ardshinbank CJSC Via Dilijan Finance BV, Senior Unsecured Notes, 6.600% due 1/22/31(a)	1,624,007
1,600,000EUR	Arles I BV, Senior Secured Notes, 8.522% (3-Month EURIBOR + 6.500%) due 11/4/30(a)(b)	1,928,371
209,000EUR	Centrient Holding BV, Senior Secured Notes, 6.750% due 5/30/30	221,431
1,557,600	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	1,558,112
1,593,297	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	1,586,105
2,012,687	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	2,059,168
500,000	Petrobras Global Finance BV, Company Guaranteed Notes, 5.125% due 9/10/30	497,750
	Yinson Bergenia Production BV, Senior Secured Notes:
493,350	8.498% due 1/31/45(a)	523,978
394,680	8.498% due 1/31/45	419,182
700,000	Ziggo Bond Co. BV, Company Guaranteed Notes, 5.125% due 2/28/30(a)	607,373
	Total Netherlands	11,025,477
Norway – 1.2%
17,500,000NOK	Bonheur ASA, Senior Unsecured Notes, 6.490% (3-Month NIBOR + 2.350%) due 10/9/29(a)(b)	1,854,096
1,231,000	DNO ASA, Senior Unsecured Notes, 8.500% due 3/27/30(a)	1,284,500
1,800,000	DNO ASA, Subordinated Notes, step bond to yield, 10.750% due 6/17/85(a)	1,913,415
1,500,000	NES Fircroft Bondco AS, Senior Secured Notes, 8.000% due 9/30/29(a)	1,531,117

See Notes to Financial Statements.
229

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Norway – (continued)
17,000,000NOK	Nord-troendelag Elektrisitetsverk AS, Senior Unsecured Notes, 4.858% due 9/10/32	$1,775,004
340,000	Twma Finance AS, Senior Secured Notes, 12.250% due 2/10/29(a)	345,100
	Total Norway	8,703,232
Panama – 0.2%
1,300,000	Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	1,296,790
Paraguay – 0.1%
300,000	Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28(e)	164,154
200,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	199,500
	Total Paraguay	363,654
Peru – 1.9%
200,000	Banco BBVA Peru SA, Subordinated Notes, 6.200% (5-Year CMT Index + 2.002%) due 6/7/34(b)	208,273
3,550,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	3,508,861
950,000	Banco Internacional del Peru SAA Interbank, Senior Unsecured Notes, 4.800% due 7/15/31(a)	952,470
2,500,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 6.397% (5-Year CMT Index + 2.067%) due 4/30/35(b)	2,595,125
2,100,000	InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	2,048,427
200,000	Marcobre SAC, Senior Unsecured Notes, 5.750% due 1/22/36(a)	201,500
2,506,000	Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	2,431,280
375,050	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	365,228
500,000	Scotiabank Peru SAA, Subordinated Notes, 6.100% (1-Year CMT Index + 2.309%) due 10/1/35(a)(b)(e)	519,595
600,000	Volcan Compania Minera SAA, Senior Secured Notes, 8.500% due 10/28/32(a)	627,426
	Total Peru	13,458,185
Portugal – 0.0%
70,068	Invepar, zero coupon, due 12/30/28(d)	—
Singapore – 2.5%
2,500,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	2,504,008
2,900,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	2,897,280
800,000	Medco Laurel Tree Pte Ltd., Company Guaranteed Notes, 6.950% due 11/12/28	803,609
3,000,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	2,994,823
	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes:
2,900,000	4.602% (5-Year CMT Index + 1.575%) due 6/15/32(b)	2,915,712
400,000	4.550% (5-Year CMT Index + 0.800%) due 9/8/35(b)	402,074
	Seagate Data Storage Technology Pte Ltd., Company Guaranteed Notes:
500,000	5.875% due 7/15/30(a)	514,577
1,433,000	5.750% due 12/1/34(a)	1,465,995

See Notes to Financial Statements.
230

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Singapore – (continued)
	United Overseas Bank Ltd., Subordinated Notes:
1,600,000	1.750% (5-Year CMT Index + 1.520%) due 3/16/31(b)	$1,598,678
1,800,000	2.000% (5-Year CMT Index + 1.230%) due 10/14/31(b)	1,776,094
	Total Singapore	17,872,850
Spain – 0.5%
	AI Candelaria -spain- SA, Senior Secured Notes:
591,667	7.500% due 12/15/28	600,542
3,050,000	5.750% due 6/15/33(e)	2,717,550
200,000	Termocandelaria Power SA, Company Guaranteed Notes, 7.750% due 9/17/31(a)	208,300
	Total Spain	3,526,392
Sweden – 3.3%
16,250,000SEK	Amwood AB, Senior Secured Notes, 8.244% (3-Month SEK-STIBOR + 6.250%) due 10/25/27(b)	1,896,392
8,200,000EUR	European Entertainment Intressenter BidCo AB, Senior Secured Notes, 9.283% (3-Month EURIBOR + 7.250%) due 9/29/30(b)	9,399,401
1,200,000EUR	Genexis International AB, Senior Secured Notes, 9.555% (3-Month EURIBOR + 7.500%) due 9/6/26(b)	878,373
483,000EUR	Geveko AB, Senior Secured Notes, 6.518% (3-Month EURIBOR + 4.500%) due 12/26/28(b)	577,852
2,046,920	Go North Group AB, Senior Secured Notes, 9.446% (SOFRRATE + 5.762%) due 1/22/30(b)(g)	2,046,920
7,500,000SEK	Goldcup 100865 AB, Senior Secured Notes, 7.447% (3-Month SEK-STIBOR + 5.500%) due 7/11/28(b)	847,368
7,000,000SEK	Novedo Holding AB, Senior Secured Notes, 12.000% due 9/18/28(f)	670,695
2,250,000	Nynas AB, Senior Secured Notes, 11.750% due 6/17/28(a)	2,371,598
3,800,000EUR	Trustly AB, Senior Secured Notes, 8.776% (3-Month EURIBOR + 6.750%) due 10/8/30(b)	4,175,794
	Total Sweden	22,864,393
United Kingdom – 5.1%
1,500,000	3t Global Bidco PLC, Senior Secured Notes, 11.250% due 5/22/28	1,481,214
1,451,000GBP	Arqiva Broadcast Finance PLC, Senior Secured Notes, 8.625% due 7/1/30	1,630,930
830,000	Avianca Midco 2 PLC, Senior Secured Notes, 9.500% due 1/28/31(a)	838,300
	Azule Energy Finance PLC, Company Guaranteed Notes:
2,029,000	8.125% due 1/23/30(a)	2,057,893
1,096,000	8.250% due 1/22/31(a)	1,107,551
1,019,000	8.625% due 1/22/33(a)	1,024,916
6,007,000GBP	Bellis Acquisition Co. PLC, Senior Secured Notes, 8.125% due 5/14/30	7,448,683
760,000	EnQuest PLC, Company Guaranteed Notes, 11.625% due 11/1/27	771,067
1,653,000GBP	Future PLC, Company Guaranteed Notes, 6.750% due 7/10/30	2,094,235
16,380,454SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(h)	1,088,649
200,000	INEOS Finance PLC, Senior Secured Notes, 7.500% due 4/15/29(a)	178,570
250,000	Ithaca Energy North Sea PLC, Senior Unsecured Notes, 8.125% due 10/15/29(a)	263,172

See Notes to Financial Statements.
231

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United Kingdom – (continued)
	Jerrold Finco PLC, Senior Secured Notes:
2,600,000GBP	7.875% due 4/15/30	$3,618,323
1,095,000GBP	7.500% due 6/15/31(a)	1,523,467
1,100,000	MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	1,002,677
650,000	Marks & Spencer PLC, Senior Unsecured Notes, 7.125% due 12/1/37(a)	728,167
	Mobico Group PLC, Company Guaranteed Notes:
318,000GBP	3.625% due 11/20/28	399,081
601,000EUR	4.875% due 9/26/31	605,992
1,920,000EUR	PCC Global PLC, Senior Secured Notes, 8.250% due 11/15/30	1,972,647
208,000EUR	Project Grand UK PLC, Senior Secured Notes, 9.000% due 6/1/29	254,457
2,700,000GBP	RAC Bond Co. PLC, Senior Secured Notes, 5.250% due 11/4/27	3,629,119
1,000,000	Trident Energy Finance PLC, Company Guaranteed Notes, 12.500% due 11/30/29	1,048,433
202,000	WE Soda Investments Holding PLC, Senior Secured Notes, 9.375% due 2/14/31	207,432
380,000GBP	Zopa Group PLC, Subordinated Notes, 14.400% (5-Year UK Government Note Generic Bid Yield + 9.740%) due 11/25/33(b)	588,093
	Total United Kingdom	35,563,068
United States – 33.1%
	AES Corp., Junior Subordinated Notes:
50,000	7.600% (5-Year CMT Index + 3.201%) due 1/15/55(b)	50,257
150,000	6.950% (5-Year CMT Index + 2.890%) due 7/15/55(b)	144,976
86,000	Allegiant Travel Co., Senior Secured Notes, 7.250% due 8/15/27(a)	86,798
1,300,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Company Guaranteed Notes, 8.625% due 6/15/29(a)	1,368,622
50,000	Ally Financial Inc., Subordinated Notes, 6.646% (5-Year CMT Index + 2.450%) due 1/17/40(b)	49,883
	AMC Networks Inc., Senior Secured Notes:
1,440,000	10.250% due 1/15/29(a)	1,544,404
50,000	10.500% due 7/15/32(a)	51,219
1,250,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 7.750% due 10/15/33(a)	1,270,426
	AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
1,100,000	9.375% due 6/1/28(a)	1,136,943
200,000	9.500% due 6/1/30(a)	214,074
772,000	ANGI Group LLC, Company Guaranteed Notes, 3.875% due 8/15/28(a)	692,877
1,050,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Secured Notes, 9.750% due 4/15/30(a)	1,131,387
1,750,000	APLD ComputeCo LLC, Senior Secured Notes, 9.250% due 12/15/30(a)	1,836,786
1,200,000	Arsenal AIC Parent LLC, Unsecured Notes, 11.500% due 10/1/31(a)	1,323,391
608,000	AutoNation Inc., Senior Unsecured Notes, 2.400% due 8/1/31	546,360
529,000	Azul Secured Finance LLP, Senior Secured Notes, 9.875% due 2/15/31(a)	532,306
1,719,000	BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer Inc., Senior Secured Notes, 9.500% due 7/1/32(a)	1,583,414
50,000	Bread Financial Holdings Inc., Company Guaranteed Notes, 6.750% due 5/15/31(a)	50,942

See Notes to Financial Statements.
232

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
450,000	Bread Financial Holdings Inc., Subordinated Notes, 8.375% (5-Year CMT Index + 4.300%) due 6/15/35(a)(b)	$458,727
50,000	Brinker International Inc., Company Guaranteed Notes, 8.250% due 7/15/30(a)	52,669
	Brink’s Co., Company Guaranteed Notes:
150,000	6.500% due 6/15/29(a)	154,470
50,000	6.750% due 6/15/32(a)	51,745
626,000	Bristow Group Inc., Senior Secured Notes, 6.750% due 2/1/33(a)	635,187
245,000	Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, Senior Secured Notes, 4.500% due 4/1/27(a)	241,755
896,000	Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes, 7.500% due 2/1/32(a)	912,726
813,000	Burford Capital Global Finance LLC, Company Guaranteed Notes, 8.500% due 1/15/34(a)	796,890
1,756,000	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)(e)	1,215,640
150,000	California Resources Corp., Company Guaranteed Notes, 7.000% due 1/15/34(a)	152,745
915,500	Carvana Co., Senior Secured Notes, 9.000% due 6/1/31(a)(f)	1,004,059
200,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.000% due 2/1/28(a)	199,569
1,113,000	Celanese US Holdings LLC, Company Guaranteed Notes, 7.379% due 7/15/32	1,173,344
	Charles River Laboratories International Inc., Company Guaranteed Notes:
350,000	3.750% due 3/15/29(a)	336,860
3,324,000	4.000% due 3/15/31(a)	3,138,361
960,000	CHS/Community Health Systems Inc., Senior Secured Notes, 10.875% due 1/15/32(a)	1,040,377
500,000	Cipher Compute LLC, Senior Secured Notes, 7.125% due 11/15/30(a)	521,172
250,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(a)	249,184
150,000	Clydesdale Acquisition Holdings Inc., Company Guaranteed Notes, 8.750% due 4/15/30(a)	149,339
300,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.750% due 4/15/32(a)	302,265
6,433,314	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	6,021,902
2,533,000	Compass Inc., Company Guaranteed Notes, 0.250% due 4/15/31(a)	2,416,078
1,650,000	Compass Minerals International Inc., Company Guaranteed Notes, 8.000% due 7/1/30(a)	1,740,832
	Comstock Resources Inc., Company Guaranteed Notes:
50,000	6.750% due 3/1/29(a)	49,807
350,000	5.875% due 1/15/30(a)	337,310
1,463,000	Concentrix Corp., Senior Unsecured Notes, 6.500% due 3/1/29	1,445,996
	Cooper-Standard Automotive Inc., Senior Secured Notes:
4,848,000	13.500% due 3/31/27(a)(f)	4,956,091
1,733,000	9.250% due 3/1/31(a)	1,737,887
1,300,000	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29	1,351,800

See Notes to Financial Statements.
233

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
1,150,000	Covista Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	$1,150,000
	Crescent Energy Finance LLC, Company Guaranteed Notes:
200,000	7.625% due 4/1/32(a)	202,282
150,000	7.875% due 4/15/32(a)	152,810
100,000	7.375% due 1/15/33(a)	99,346
6,101,000	Crocs Inc., Company Guaranteed Notes, 4.125% due 8/15/31(a)	5,689,172
436,000	CVR Energy Inc., Company Guaranteed Notes, 5.750% due 2/15/28(a)	435,217
700,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes, 7.375% due 6/30/33(a)	724,011
400,000	Deluxe Corp., Senior Secured Notes, 8.125% due 9/15/29(a)	419,569
450,000	Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(a)	450,519
779,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	779,905
	Discovery Global Holdings Inc., Company Guaranteed Notes:
1,600,000	4.279% due 3/15/32	1,470,000
1,450,000	5.141% due 3/15/52	949,750
	Diversified Gas & Oil Corp., Senior Secured Notes:
1,625,000	9.750% due 4/9/29(a)	1,617,435
1,125,000	9.750% due 4/9/29	1,091,301
100,000	EnerSys, Company Guaranteed Notes, 6.625% due 1/15/32(a)	103,148
1,200,000	Enova International Inc., Company Guaranteed Notes, 11.250% due 12/15/28(a)	1,267,458
200,000	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	205,012
568,000EUR	Euronet Worldwide Inc., Senior Unsecured Notes, 1.375% due 5/22/26	668,804
618,000	EZCORP Inc., Company Guaranteed Notes, 7.375% due 4/1/32(a)	661,840
1,550,000	Ferrellgas LP/Ferrellgas Finance Corp., Company Guaranteed Notes, 9.250% due 1/15/31(a)	1,608,185
150,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.875% due 4/1/29(a)	145,006
100,000	FirstCash Inc., Company Guaranteed Notes, 6.875% due 3/1/32(a)	103,200
1,238,000	Five Point Operating Co. LP, Company Guaranteed Notes, 8.000% due 10/1/30(a)	1,282,023
300,000	Fortrea Holdings Inc., Senior Secured Notes, 7.500% due 7/1/30(a)	286,250
10,650,000	Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	10,990,292
200,000	Garrett Motion Holdings Inc./Garrett LX I SARL, Company Guaranteed Notes, 7.750% due 5/31/32(a)	211,364
577,000	Gee Automotive Holdings LLC, Company Guaranteed Notes, 7.250% due 3/1/31(a)	586,494
1,000,000	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 8.000% due 5/15/33	1,057,275
	Genworth Holdings Inc., Company Guaranteed Notes:
911,000	6.500% due 6/15/34	935,278
1,080,000	5.917% (3-Month TSFR + 2.264%) due 11/15/36(b)	879,290
1,250,000	GEO Group Inc., Company Guaranteed Notes, 10.250% due 4/15/31	1,342,158
150,000	GEO Group Inc., Senior Secured Notes, 8.625% due 4/15/29	156,077
1,447,000	Getty Images Inc., Company Guaranteed Notes, 14.000% due 3/1/28(a)(e)	1,336,666

See Notes to Financial Statements.
234

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
4,148,000	Getty Images Inc., Senior Secured Notes, 11.250% due 2/21/30(a)	$3,670,619
3,698,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Company Guaranteed Notes, 5.250% due 12/1/27(a)	3,678,482
450,000	Goat Holdco LLC, Senior Secured Notes, 6.750% due 2/1/32(a)	465,027
6,933,460	GrubHub Holdings Inc., Senior Secured Notes, 13.000% due 7/31/30(a)(e)(f)	4,637,230
	HA Sustainable Infrastructure Capital Inc., Company Guaranteed Notes:
50,000	6.375% due 7/1/34	51,704
1,000,000	8.000% (5-Year CMT Index + 4.301%) due 6/1/56(b)	1,053,370
989,000	Harrow Inc., Company Guaranteed Notes, 8.625% due 9/15/30(a)	1,039,726
	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
100,000	6.875% due 5/15/34(a)	97,903
300,000	7.250% due 2/15/35(a)	297,130
100,000	Hillenbrand Inc., Company Guaranteed Notes, 6.250% due 2/15/29	98,771
1,300,000	HLF Financing SARL LLC/Herbalife International Inc., Senior Secured Notes, 12.250% due 4/15/29(a)	1,388,643
50,000	HNI Corp., Senior Secured Notes, 5.125% due 1/18/29(a)	49,259
	Howard Hughes Corp., Company Guaranteed Notes:
600,000	4.125% due 2/1/29(a)	580,947
900,000	4.375% due 2/1/31(a)	856,001
1,715,000	Huntsman International LLC, Senior Unsecured Notes, 5.700% due 10/15/34	1,640,530
1,469,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 10.000% due 11/15/29(a)	1,450,549
5,157,000	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	5,069,616
577,000	Industrial F&B Investments III Inc., Senior Secured Notes, 7.750% due 2/11/33(a)	592,195
950,000	Iron Mountain Inc., Company Guaranteed Notes, 4.500% due 2/15/31(a)	916,289
150,000	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	145,133
3,297,000	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 6.125% due 11/1/32(a)	3,316,686
1,900,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Unsecured Notes, 5.000% due 8/15/28(a)	1,806,551
403,000	Jefferson Capital Holdings LLC, Company Guaranteed Notes, 8.250% due 5/15/30(a)	422,220
500,000	Karoon USA Finance Inc., Senior Secured Notes, 10.500% due 5/14/29(a)	518,750
150,000	Kinetik Holdings LP, Senior Unsecured Notes, 6.625% due 12/15/28(a)	154,638
150,000	Knife River Corp., Company Guaranteed Notes, 7.750% due 5/1/31(a)	156,379
350,000	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	362,926
	Kohl’s Corp., Senior Unsecured Notes:
1,700,000	5.125% due 5/1/31	1,438,726
350,000	5.550% due 7/17/45	229,275
100,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 4.250% due 2/1/27(a)	99,300
600,000	Lamar Media Corp., Company Guaranteed Notes, 3.750% due 2/15/28	589,990
5,752,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(d)(g)	4,889,200
200,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	199,314

See Notes to Financial Statements.
235

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
	Macy’s Retail Holdings LLC, Company Guaranteed Notes:
600,000	7.375% due 8/1/33(a)	$628,579
850,000	5.125% due 1/15/42	706,133
550,000	Manitowoc Co., Inc., Secured Notes, 9.250% due 10/1/31(a)	597,860
400,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.625% due 2/15/29(a)	399,314
460,000	Michaels Cos., Inc., Secured Notes, 11.000% due 3/15/34(a)	429,945
1,665,000	Michaels Cos., Inc., Senior Secured Notes, 8.500% due 3/15/33(a)	1,619,554
400,000	Midcap Financial Issuer Trust, Senior Unsecured Notes, 6.500% due 5/1/28(a)	397,029
	Molina Healthcare Inc., Senior Unsecured Notes:
650,000	4.375% due 6/15/28(a)	638,681
450,000	6.500% due 2/15/31(a)	451,438
50,000	6.250% due 1/15/33(a)	49,186
750,000	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	747,917
700,000	Moss Creek Resources Holdings Inc., Senior Unsecured Notes, 8.250% due 9/1/31(a)	689,812
4,319,000GBP	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.692% due 6/5/28	5,246,732
	Nabors Industries Inc., Company Guaranteed Notes:
600,000	8.875% due 8/15/31(a)	621,588
1,200,000	7.625% due 11/15/32(a)	1,236,222
940,000	Nassau Cos. of New York, Senior Unsecured Notes, 7.875% due 7/15/30(a)	873,440
2,800,000	National Mentor Holdings Inc., Senior Secured Notes, 10.500% due 12/15/30(a)	2,789,677
500,000	NBM US Holdings Inc., Company Guaranteed Notes, 6.625% due 8/6/29	505,035
750,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	805,427
1,750,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.375% due 2/15/32(a)	1,835,578
	Nordstrom Inc., Senior Secured Notes:
450,000	4.375% due 4/1/30	433,278
100,000	4.250% due 8/1/31	93,184
1,900,000	5.000% due 1/15/44	1,447,187
1,256,000	Northern Oil & Gas Inc., Senior Unsecured Notes, 7.875% due 10/15/33(a)	1,284,035
	Novelis Corp., Company Guaranteed Notes:
1,050,000	4.750% due 1/30/30(a)	1,017,560
1,100,000	3.875% due 8/15/31(a)	1,005,289
50,000	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(a)	48,945
	OneMain Finance Corp., Company Guaranteed Notes:
50,000	7.875% due 3/15/30	52,298
300,000	6.750% due 3/15/32	302,329
250,000	7.125% due 9/15/32	255,664
	Oracle Corp., Senior Unsecured Notes:
3,690,000	2.650% due 7/15/26	3,667,904
2,662,000	4.450% due 9/26/30	2,610,766
750,000	PacifiCorp, Junior Subordinated Notes, 7.375% (5-Year CMT Index + 3.319%) due 9/15/55(b)	759,579

See Notes to Financial Statements.
236

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
2,498,000	Paradigm Parent LLC & Paradigm Parent CO-Issuer Inc., Senior Secured Notes, 8.750% due 4/17/32(a)	$2,160,770
1,300,000	Park-Ohio Industries Inc., Senior Secured Notes, 8.500% due 8/1/30(a)	1,349,695
	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes:
1,250,000	9.875% due 3/15/30(a)	1,326,724
450,000	7.875% due 9/15/30(a)	451,560
150,000	Pediatrix Medical Group Inc., Company Guaranteed Notes, 5.375% due 2/15/30(a)	149,030
200,000	Phinia Inc., Senior Secured Notes, 6.750% due 4/15/29(a)	206,708
4,826,000	Prime Healthcare Services Inc., Senior Secured Notes, 9.375% due 9/1/29(a)	5,040,914
150,000	Prospect Capital Corp., Senior Unsecured Notes, 3.437% due 10/15/28	132,665
250,000	Rain Carbon Inc., Senior Secured Notes, 12.250% due 9/1/29(a)	266,222
550,000	Rand Parent LLC, Senior Secured Notes, 8.500% due 2/15/30(a)	573,717
	Resorts World Las Vegas LLC/RWLV Capital Inc., Company Guaranteed Notes:
400,000	4.625% due 4/16/29(a)	364,590
1,200,000	8.450% due 7/27/30(a)	1,223,042
	Rithm Capital Corp., Senior Unsecured Notes:
1,400,000	8.000% due 4/1/29(a)	1,408,882
300,000	8.000% due 7/15/30(a)	301,383
737,000	RR Donnelley & Sons Co., Secured Notes, 10.875% due 8/1/29(a)	754,346
2,624,000	RR Donnelley & Sons Co., Senior Secured Notes, 9.500% due 8/1/29(a)	2,703,846
891,000	Sabre Financial Borrower LLC, Senior Secured Notes, 11.125% due 6/15/29(a)	858,506
2,164,000	Sabre GLBL Inc., Senior Secured Notes, 11.125% due 7/15/30(a)	1,568,900
100,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(a)	90,624
100,000	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 6.125% due 2/1/28(a)	101,389
1,150,000	SES AMERICOM Inc., Company Guaranteed Notes, 5.300% due 3/25/44(a)	940,389
1,432,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, Company Guaranteed Notes, 9.000% due 11/14/30(a)	1,455,270
1,450,000	Sotheby’s, Senior Secured Notes, 7.375% due 10/15/27(a)	1,441,164
286,000	Staples Inc., Senior Secured Notes, 10.750% due 9/1/29(a)	262,423
2,010,000	Stonex Escrow Issuer LLC, Secured Notes, 6.875% due 7/15/32(a)	2,085,839
200,000	StoneX Group Inc., Secured Notes, 7.875% due 3/1/31(a)	212,076
4,518,000	Summit Midstream Holdings LLC, Senior Secured Notes, 8.625% due 10/31/29(a)	4,728,629
1,621,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	1,480,712
1,250,000	Synchrony Financial, Subordinated Notes, 7.250% due 2/2/33	1,318,174
1,550,000	Talos Production Inc., Secured Notes, 9.375% due 2/1/31(a)	1,649,220
350,000	Taylor Morrison Communities Inc., Company Guaranteed Notes, 5.750% due 1/15/28(a)	356,997
1,626,000	TEAM Services Holding Inc., Senior Secured Notes, 9.000% due 2/15/33(a)	1,590,488
50,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.750% due 1/15/30(a)	48,882
300,000	Tidewater Inc., Company Guaranteed Notes, 9.125% due 7/15/30(a)	324,541
1,219,000	TKC Holdings Inc., Secured Notes, 12.000% due 2/15/31(a)	1,281,268

See Notes to Financial Statements.
237

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
859,000	TKC Holdings Inc., Senior Secured Notes, 8.500% due 8/15/30(a)	$879,006
50,000	TransDigm Inc., Senior Secured Notes, 6.375% due 3/1/29(a)	51,359
500,000	Travel + Leisure Co., Senior Secured Notes, 6.000% due 4/1/27	506,161
350,000	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	339,658
1,700,000	Turning Point Brands Inc., Senior Secured Notes, 7.625% due 3/15/32(a)	1,823,010
4,375,000	Uber Technologies Inc., Company Guaranteed Notes, 4.500% due 8/15/29(a)	4,378,474
2,437,000	Unisys Corp., Senior Secured Notes, 10.625% due 1/15/31(a)	2,053,233
50,000	United Rentals North America Inc., Company Guaranteed Notes, 4.875% due 1/15/28	49,971
800,000	Univision Communications Inc., Senior Secured Notes, 8.500% due 7/31/31(a)	818,725
50,000	Venture Global LNG Inc., Senior Secured Notes, 9.875% due 2/1/32(a)	52,972
3,576,000	Viking Baked Goods Acquisition Corp., Senior Secured Notes, 8.625% due 11/1/31(a)	3,619,978
450,000	W&T Offshore Inc., Secured Notes, 10.750% due 2/1/29(a)	449,558
200,000	Wabash National Corp., Company Guaranteed Notes, 4.500% due 10/15/28(a)	184,234
1,200,000	Whirlpool Corp., Senior Unsecured Notes, 5.500% due 3/1/33	1,146,202
500,000	William Carter Co., Company Guaranteed Notes, 7.375% due 2/15/31(a)	514,966
1,000,000	Wipro IT Services LLC, Company Guaranteed Notes, 1.500% due 6/23/26	992,047
1,450,000	WULF Compute LLC, Senior Secured Notes, 7.750% due 10/15/30(a)	1,535,570
150,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	148,940
	XPLR Infrastructure Operating Partners LP, Company Guaranteed Notes:
1,050,000	4.500% due 9/15/27(a)	1,045,508
100,000	8.375% due 1/15/31(a)	105,885
100,000	8.625% due 3/15/33(a)	105,849
850,000	XPLR Infrastructure Operating Partners LP, Senior Unsecured Notes, 7.250% due 1/15/29(a)	882,258
5,394,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	5,480,719
500,000	ZF North America Capital Inc., Company Guaranteed Notes, 6.875% due 4/14/28(a)	516,805
3,715,000	Ziff Davis Inc., Company Guaranteed Notes, 4.625% due 10/15/30(a)	3,338,857
	Total United States	232,956,763
	TOTAL CORPORATE BONDS & NOTES (Cost – $545,506,576)	546,092,219
SENIOR LOANS(b) – 4.9%
United States – 4.9%
4,537,674	Audacy Capital LLC, 9.787% (1-Month USD-SOFR + 0.600%) due 10/1/29	3,400,034
3,256,110	Charter Communications Operating LLC, 5.911% (3-Month USD-SOFR + 0.225%) due 12/15/31	3,252,854
7,484,529	CMG Media Corp., 7.272% (3-Month USD-SOFR + 0.350%) due 6/18/29	7,061,653
	Container Store Inc.:
1,751,633	0.000% (1-Month USD-SOFR + 0.650%) due 4/30/29#@	1,751,633
187,219	0.000% (6-Month USD-SOFR + 0.500%) due 7/30/29#@	37,444
1,566,348	4.673% (1-Month USD-SOFR + 0.550%) due 7/30/29@	1,331,396

See Notes to Financial Statements.
238

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(b) – (continued)
United States – (continued)
3,944,009	DISH DBS Issuer LLC, 11.250% (1-Month USD-SOFR + 1.125%) due 6/29/29	$3,959,785
329,093	Elevate Textiles Inc., 12.311% (3-Month USD-SOFR + 0.850%) due 9/30/27	329,301
7,999,726	Inotiv Inc., 10.499% (3-Month USD-SOFR + 0.650%) due 11/5/26@	6,824,806
	Mountaineer Merger Corp.:
101,600	4.672% (3-Month USD-SOFR + 0.700%) due 6/14/30(g)	101,600
165,251	11.659% (3-Month USD-SOFR + 0.800%) due 6/14/30(g)	165,251
244,763	11.667% (3-Month USD-SOFR + 0.800%) due 6/14/30(g)	244,763
585,000	Sweetwater Borrower LLC, 7.660% (1-Month USD-SOFR + 0.400%) due 2/17/33	585,731
5,607,032	TPC Group Inc., 9.386% (6-Month USD-SOFR + 0.575%) due 12/16/31	5,006,631
	Total United States	34,052,882
	TOTAL SENIOR LOANS (Cost – $36,545,313)	34,052,882
SOVEREIGN BONDS – 1.5%
Argentina – 0.2%
1,771,000	Provincia de Cordoba, 8.600% due 2/3/35(a)	1,724,010
Brazil – 0.1%
700,000	Brazilian Government International Bond, 4.750% due 1/14/50	524,195
Dominican Republic – 0.3%
	Dominican Republic International Bond:
500,000	5.950% due 1/25/27	505,610
1,200,000	5.500% due 2/22/29	1,221,180
200,000	4.500% due 1/30/30	195,280
350,000	5.750% due 3/17/34(a)	349,825
	Total Dominican Republic	2,271,895
Guatemala – 0.3%
1,800,000	Guatemala Government Bond, 5.250% due 8/10/29	1,832,976
Mexico – 0.1%
	Mexico Government International Bond:
450,000	4.500% due 4/22/29	450,900
226,000EUR	5.375% due 5/16/40	270,179
	Total Mexico	721,079
Morocco – 0.2%
	Morocco Government International Bond:
800,000	2.375% due 12/15/27	773,974
500,000	4.000% due 12/15/50	367,796
	Total Morocco	1,141,770
Paraguay – 0.2%
1,400,000	Paraguay Government International Bond, 4.700% due 3/27/27	1,413,944
Trinidad – 0.1%
700,000	Trinidad & Tobago Government International Bond, 6.500% due 1/28/36(a)	707,350
	TOTAL SOVEREIGN BONDS (Cost – $10,180,995)	10,337,219

See Notes to Financial Statements.
239

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCY & OBLIGATION – 0.7%
U.S. GOVERNMENT OBLIGATION – 0.7%
4,899,715	U.S. Treasury Inflation Indexed Notes, 1.875% due 7/15/35 (Cost – $4,990,856)	$5,002,388
ASSET-BACKED SECURITIES – 0.3%
Forest Products & Paper – 0.1%
1,053,065EUR	Fiber Midco SpA, 10.750% due 6/15/29(f)	923,837
Real Estate – 0.2%
1,213,634EUR	Vivion Investments SARL, 6.500% due 2/28/29(f)	1,441,281
	TOTAL ASSET-BACKED SECURITIES (Cost – $2,467,323)	2,365,118
Shares/Units
COMMON STOCKS – 4.6%
Australia – 0.0%
14,360	Champion Iron Ltd., Class Common S Shares	54,943
Canada – 0.0%
2,362,767	Cannabist Co. Holdings Inc.*	—
Mexico – 0.2%
115,382	Globa Terra Acquisition Corp., Class A Shares*	1,173,435
Sweden – 0.0%
751,700,798	Go North Group AB*(d)(g)	—
United Kingdom – 0.3%
204,000	Axiom Intelligence Acquisition Corp. 1, Class A Shares*(d)	2,070,600
United States – 4.1%
278,000	Agriculture & Natural Solutions Acquisition Corp.*(d)	3,124,720
15,560	Alpha Partners Technology*(g)(d)	—
136,697	Andretti Acquisition Corp. II, Class A Shares*	1,447,621
250,000	Berto Acquisition Corp.*	2,552,500
2,362,767	Cannabist Co. Holdings Inc.*(d)	69,274
219,000	Churchill Capital Corp. IX*	2,332,350
28,570	Euronet Worldwide Inc.*	1,987,044
73,113	GCI Liberty Inc., Class C Shares*	2,876,997
100,000	Inflection Point Acquisition Corp. III, Class A Shares*	1,020,000
34,451	Ingram Micro Holding Corp.	712,791
146,385	M3-Brigade Acquisition V Corp., Class A Shares*	1,563,392
4,826,099	Mountaineer Merger Corp.*(d)(g)	—
2,735,078	ProSomnus Sleep Technologies Inc.*@(d)(g)	2,735,078
57	Real Alloy Holding Inc.*(d)(g)	3,023,120
175,600	Roman DBDR Acquisition Corp. II*	1,831,508
73,000	Silverbox Corp. IV, Class A Shares*	780,370
50,600	SIM Acquisition Corp. I, Class A Shares*	541,420
238,311	UpHealth Inc.*(d)(g)	—

See Notes to Financial Statements.
240

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
147,000	Vendome Acquisition Corp. I, Class A Shares*	$1,481,760
21,453	Versant Media Group Inc.*	714,814
	Total United States	28,794,759
	TOTAL COMMON STOCKS (Cost – $33,242,364)	32,093,737
EXCHANGE TRADED FUND (ETF) – 2.2%
United States – 2.2%
422,265	Xtrackers $ High Yield Corporate Bond (Cost – $15,265,302)	15,590,024
PREFERRED STOCKS – 1.1%
United States – 1.1%
71,733	CTO Realty Growth Inc., 6.375%(c)	1,504,241
4,866,198	Mountaineer Merger Corp., 0.000%#*(d)(g)	512,615
196,289	NGL Energy Partners LP, 11.147% (3-Month TSFR + 7.475%)(b)(c)	4,807,118
43,599	Saratoga Investment Corp., 6.000%	1,079,075
	Total United States	7,903,049
	TOTAL PREFERRED STOCKS (Cost – $11,217,288)	7,903,049
LIMITED PARTNERSHIP – 0.1%
United States – 0.1%
25,893	Star Group LP (Cost – $314,851)	332,725
CONVERTIBLE PREFERRED STOCK – 0.0%
5,849	Oracle Corp., 6.500%* (Cost – $292,450)	268,996
WARRANTS – 0.0%
United States – 0.0%
14,538	Audacity Capital Management*(g)	43,614
36,249	Leafly Holdings Inc.*@(g)(d)	—
1,061,473	Mcdermott International Ltd.*(d)(g)	—
	Total United States	43,614
	TOTAL WARRANTS (Cost – $868,011)	43,614
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $660,891,329)	654,081,971

See Notes to Financial Statements.
241

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 5.5%
COMMERCIAL PAPERS – 2.6%
2,464,000	Bacardi-Martini BV, 4.004% due 3/5/26(a)(i)	$2,462,339
2,013,000	Crown Castle Inc., 4.101% due 3/19/26(a)(i)	2,008,321
4,465,000	Genuine Parts Co., 4.217% due 3/19/26(a)(i)	4,454,813
4,660,000	HCA Inc., 4.103% due 3/10/26(a)(i)	4,654,180
4,865,000	Stanley Black & Decker Inc., 3.958% due 3/18/26(a)(i)	4,854,846
	TOTAL COMMERCIAL PAPERS (Cost – $18,438,584)	18,434,499
CORPORATE NOTE – 0.4%
2,815,588	Go North Group AB, 27.896% due 3/17/26(d)(g)(i) (Cost – $2,791,777)	2,815,588
TIME DEPOSITS – 2.5%
	Citibank – London:
2,198,290EUR	0.880% due 3/2/26	2,597,500
969,160GBP	2.680% due 3/2/26	1,306,088
4,760,624	Citibank – New York, 2.980% due 3/2/26	4,760,624
1,675,934	JPMorgan Chase & Co. – New York, 2.980% due 3/2/26	1,675,934
3,990,674	Royal Bank of Canada – Toronto, 2.980% due 3/2/26	3,990,674
	Skandinaviska Enskilda Banken AB – Stockholm:
391,958SEK	0.670% due 3/2/26	43,416
3,214,451	2.980% due 3/2/26	3,214,451
	TOTAL TIME DEPOSITS (Cost – $17,588,687)	17,588,687
	TOTAL SHORT-TERM INVESTMENTS (Cost – $38,819,048)	38,838,774
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.9%
MONEY MARKET FUND – 1.9%
13,699,494	Federated Government Obligations Fund, Premier Class, 3.593%(j) (Cost – $13,699,494)	13,699,494
	TOTAL INVESTMENTS – 100.4% (Cost – $713,409,871)	706,620,239
	Liabilities in Excess of Other Assets – (0.4)%	(2,752,701)
	TOTAL NET ASSETS – 100.0%	$ 703,867,538

†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Security issued with zero coupon. Income is recognized through accretion of discount.
*	Non-income producing security.
(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $290,904,292 and represents 41.33% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2026.
See Notes to Financial Statements.
242

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Illiquid security. The aggregate value of illiquid holdings at February 28, 2026, amounts to $23,061,697 and represents 3.28% of net assets.
(e)	All or a portion of this security is on loan (See Note 5).
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(h)	Security is currently in default.
(i)	Rate shown represents yield-to-maturity.
(j)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Container Store Inc.:
0.000% (1-Month USD-SOFR + 0.650%) due 4/30/29	9/12/2025	$1,495,828	$1,751,633	0.25%
4.673% (1-Month USD-SOFR + 0.550%) due 7/30/29	9/15/2025	1,319,808	1,331,396	0.19%
0.000% (6-Month USD-SOFR + 0.500%) due 7/30/29	1/28/2025	1,052,761	37,444	0.01%
Inotiv Inc., 10.499% (3-Month USD-SOFR + 0.650%) due 11/5/26	9/21/2021	4,204,200	6,824,806	0.97%
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	7,109,000	4,889,200	0.69%
Leafly Holdings Inc.	2/7/2022	—	—	0.00%*
ProSomnus Sleep Technologies Inc.	8/6/2024	4,003,437	2,735,078	0.39%
			$17,569,557	2.50%

Abbreviations used in this schedule:
CMT	— Constant Maturity Treasury Index
EURIBOR	— Euro Interbank Offered Rate
ICE	— Intercontinental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SARL	— Société à Responsabilité Limitée
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TSFR	— CME Term SOFR Reference Rate
See Notes to Financial Statements.
243

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)
Summary of Investments by Security Type^

Corporate Bonds & Notes	77.3%
Senior Loans	4.8
Common Stocks	4.5
Exchange Traded Fund (ETF)	2.2
Sovereign Bonds	1.5
Preferred Stocks	1.1
U.S. Government Agency & Obligation	0.7
Asset-Backed Securities	0.3
Limited Partnership	0.1
Convertible Preferred Stock	0.0*
Warrants	0.0*
Short-Term Investments	5.5
Money Market Fund	2.0
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
175	$688,625	GCI Liberty Inc., Put	BNP	4/17/26	$30.00	$(3,500)
292	1,149,020	GCI Liberty Inc., Call	BNP	4/17/26	35.00	(154,760)
175	688,625	GCI Liberty Inc., Call	BNP	4/17/26	40.00	(33,250)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $224,860)				$(191,510)

See Notes to Financial Statements.
244

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(continued)
At February 28, 2026, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation (Depreciation)
Contracts to Buy:
British Pound	1,246,277	BBH	$1,679,555	3/12/26	$—	$(8,117)	$(8,117)
Contracts to Sell:
British Pound	1,511,693	BBH	2,037,245	3/12/26	27,575	—	27,575
British Pound	25,858,953	BBH	34,849,026	3/12/26	555,268	—	555,268
British Pound	289,107	BBH	389,617	3/12/26	2,911	—	2,911
British Pound	120,850	BBH	162,867	3/16/26	1,320	—	1,320
British Pound	820,000	BBH	1,105,099	3/16/26	28,405	—	28,405
British Pound	3,615,000	BBH	4,871,869	3/16/26	97,588	—	97,588
Canadian Dollar	40,400	BBH	29,629	3/16/26	—	(469)	(469)
Canadian Dollar	37,000	BBH	27,135	3/16/26	45	—	45
Euro	39,757,973	BBH	46,999,407	3/12/26	439,131	—	439,131
Euro	192,985	BBH	228,135	3/12/26	1,122	—	1,122
Euro	1,534,095	BBH	1,813,512	3/12/26	10,842	—	10,842
Euro	14,960,000	BBH	17,688,902	3/16/26	—	(199,810)	(199,810)
Norwegian Krone	33,025,000	BBH	3,472,655	3/16/26	—	(196,376)	(196,376)
Swedish Krona	2,515,000	BBH	278,789	3/16/26	—	(1,568)	(1,568)
Swedish Krona	16,325,000	BBH	1,809,635	3/16/26	—	(30,757)	(30,757)
Swedish Krona	7,855,000	BBH	870,731	3/16/26	—	(18,446)	(18,446)
Swedish Krona	815,000	BBH	90,343	3/16/26	—	(279)	(279)
					$1,164,207	$(447,705)	$716,502
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$1,164,207	$(455,822)	$708,385

Currency Abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
NOK	— Norwegian Krone
SEK	— Swedish Krona
Counterparty Abbreviations used in this schedule:
BBH	— Brown Brothers Harriman & Co.
BNP	— BNP Paribas SA
See Notes to Financial Statements.
245

Schedules of Investments
February 28, 2026
Destinations Global Fixed Income Opportunities Fund(concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT – 0.7%
CORPORATE BOND & NOTES – 0.5%
Basic Materials – 0.1%
$583,000	Champion Iron Canada Inc., Company Guaranteed Notes, 7.875% due 7/15/32(a)	$620,071
Communications – 0.1%
1,000,000	Arches Buyer Inc., Senior Unsecured Notes, 6.125% due 12/1/28(a)	943,765
Consumer Non-cyclical – 0.3%
	General Mills Inc., Senior Unsecured Notes:
304,000	4.875% due 1/30/30	311,875
304,000	4.950% due 3/29/33	310,854
1,519,000	PepsiCo Inc., Senior Unsecured Notes, 5.000% due 2/7/35	1,573,125
	Total Consumer Non-cyclical	2,195,854
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $3,685,754)	3,759,690
Shares/Units
EXCHANGE TRADED FUND (ETF) – 0.2%
14,610	iShares iBoxx $ High Yield Corporate Bond (Proceeds – $1,168,474)	1,179,319
	TOTAL SECURITIES SOLD SHORT – 0.7% (Proceeds – $4,854,228)	$4,939,009

(a)
Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144Aunder the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $1,563,836 and represents 0.22% of net assets.

See Notes to Financial Statements.
246

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 90.0%
Alabama – 1.7%
$550,000	AA	City of Gadsden AL, GO, Series A, 5.000% due 10/1/35	$652,614
1,500,000	AA+	County of Jefferson AL, Revenue Bonds, 5.000% due 9/15/35	1,535,538
1,500,000	BB+	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(a)	1,521,283
1,500,000	BBB	Mobile County Industrial Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/54(a)	1,486,279
		Southeast Energy Authority A Cooperative District, Revenue Bonds:
3,050,000	Aa3(b)	Series E, 5.000% due 10/1/30	3,323,955
1,000,000	A1(b)	Series H, 5.000% due 11/1/35	1,097,708
1,000,000	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(c)	1,013,030
		Total Alabama	10,630,407
Arizona – 1.9%
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(c)	1,535,052
2,000,000	AAA	City of Phoenix Civic Improvement Corp., Revenue Bonds, Series B, 4.000% due 7/1/29	2,004,873
		Maricopa County Industrial Development Authority, Revenue Bonds:
1,000,000	NR	Series A, 6.250% due 7/1/44(c)	1,039,905
1,000,000	A2(b)	Series D, 5.000% due 12/1/41	1,110,627
800,000	AA-	Series D, 5.000% due 1/1/46(d)	804,355
1,350,000	Aa3(b)	Maricopa County Special Health Care District, GO, Series D, 4.000% due 7/1/35	1,425,732
2,500,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series C, 5.000% due 1/1/51	2,654,158
		Sierra Vista Industrial Development Authority, Revenue Bonds:
1,000,000	NR	5.000% due 6/15/64(c)	851,388
1,000,000	NR	5.750% due 6/15/58(c)	975,012
		Total Arizona	12,401,102
Arkansas – 0.4%
1,150,000	BB+	Arkansas Development Finance Authority, Revenue Bonds, 5.700% due 5/1/53(a)	1,175,377
1,000,000	NR	City of Osceola AR, Revenue Bonds, 5.500% due 4/1/36(a)(d)	1,004,779
500,000	NR	Clarksville Public Educational Facilities Board, Revenue Bonds, Series B, 6.250% due 8/1/49	515,858
		Total Arkansas	2,696,014
California – 3.7%
1,000,000	Aa1(b)	California Community Choice Financing Authority, Revenue Bonds, Series G, 5.000% due 12/1/35	1,126,164
1,000,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 2/1/50(c)	754,636
1,000,000	BBB+	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 12/1/32	1,127,482
940,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, Series B, 12.000% due 1/1/65(a)(c)(d)	507,600

See Notes to Financial Statements.
247

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$300,000	BB	California Municipal Finance Authority, Revenue Bonds, 6.375% due 6/15/64(c).	$316,983
		California Public Finance Authority, Revenue Bonds:
1,000,000	NR	Series A, 6.375% due 6/1/59(c)	948,655
990,000	NR	Series A1, 6.750% due 7/1/65(c)	1,066,992
		California Statewide Communities Development Authority, Revenue Bonds:
2,525,000	BB+	5.500% due 12/1/54	2,528,499
1,000,000	BB+	Series A, 5.000% due 12/1/46(c)	1,000,747
1,105,000	NR	CMFA Special Finance Agency VII, Revenue Bonds, Series A1, 3.000% due 8/1/56(c)	778,694
1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(c)	777,307
		CSCDA Community Improvement Authority, Revenue Bonds:
1,500,000	NR	3.000% due 6/1/47(c)	1,087,073
1,000,000	NR	3.000% due 12/1/56(c)	706,997
1,000,000	NR	Fairfield Community Facilities District, Special Tax, Series A, 5.000% due 9/1/54	1,010,902
1,260,000	A	Los Angeles Department of Water & Power, Revenue Bonds, Series B, 5.000% due 7/1/34	1,342,437
2,000,000	WD(e)	Silicon Valley Tobacco Securitization Authority, Revenue Bonds, Series A, zero coupon, due 6/1/41	760,867
1,345,000	Aa2(b)	Southern California Public Power Authority, Revenue Bonds, Series 2, 5.000% due 7/1/53(d)	1,429,777
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	760,000
2,250,000	AA-	5.000% due 9/1/26	2,283,507
435,000	AA-	Series B, 5.000% due 8/1/26	440,378
205,000	AA-	Series C, 5.000% due 8/1/29	207,545
2,000,000	AA	University of California, Revenue Bonds, Series CA, 5.000% due 5/15/39	2,331,522
		Total California	23,294,764
Colorado – 2.8%
1,000,000	AA	Board of Governors of Colorado State University System, Revenue Bonds, Series A, 5.000% due 3/1/43	1,174,528
		Boulder Larimer & Weld Counties St Vrain Valley School District Re1J, GO:
650,000	AA+	5.000% due 12/15/29	719,267
775,000	AA+	5.000% due 12/15/38	897,471
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
315,000	A+	Series A, 5.000% due 12/1/26(a)	320,856
195,000	AA-	Series A, 5.000% due 11/15/28(a)	202,946
455,000	AA-	Series A, 5.000% due 11/15/29(a)	473,482
115,000	AA-	Series A, 5.000% due 11/15/30(a)	119,597
1,000,000	A+	Series A, 5.000% due 12/1/37(a)	1,051,715
3,400,000	AA-	Series D, 5.500% due 11/15/30(a)	3,858,992

See Notes to Financial Statements.
248

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
		Colorado Bridge & Tunnel Enterprise, Revenue Bonds, AGM-Insured:
$500,000	AA	Series A, 5.000% due 12/1/41	$564,923
1,200,000	AA	Series A, 5.250% due 12/1/54	1,277,692
1,000,000	AA	Series A, 5.500% due 12/1/54	1,080,410
600,000	BB	Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 5.800% due 4/1/54(c)	602,058
		Colorado Health Facilities Authority, Revenue Bonds:
2,910,000	A-	Series A, 5.000% due 8/1/44	2,991,928
60,000	NR	Series Prerefunded 11/19/26 @ 100, 5.000% due 11/15/49(d)(f)	61,193
500,000	NR	Legacy Community Authority, Revenue Bonds, Series A, 6.750% due 12/1/55	510,405
1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	1,695,537
		Total Colorado	17,603,000
Connecticut – 0.9%
1,500,000	AAA	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series B2, 5.000% due 7/1/64(d)	1,725,319
1,000,000	AA	State of Connecticut Special Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/44	1,116,981
		State of Connecticut, GO:
375,000	AA-	Series A, 5.000% due 4/15/26	376,283
150,000	AA-	Series A, 5.000% due 4/15/30	162,829
170,000	AA-	Series A, 5.000% due 4/15/34	182,971
1,150,000	AA-	Series D, 5.000% due 8/15/30	1,287,628
100,000	AA-	Series E, 5.000% due 10/15/26	101,796
150,000	AA-	Series E, 5.000% due 10/15/29	152,545
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	345,422
		Total Connecticut	5,451,774
District of Columbia – 1.0%
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
1,820,000	AA-	5.000% due 10/1/36(a)	1,873,521
2,000,000	AA-	Series A, 5.000% due 10/1/35(a)	2,272,741
		Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds:
1,000,000	AA	5.000% due 7/15/37	1,134,944
1,000,000	AA	5.000% due 7/15/38	1,126,906
		Total District of Columbia	6,408,112
Florida – 5.2%
985,000	NR	Cabot Citrus Farms Community Development District, Special Assessment, 5.250% due 3/1/29	999,459
		Capital Trust Agency Inc., Revenue Bonds:
500,000	BB	6.375% due 5/1/53(c)	518,468
250,000	NR	Series A, 4.000% due 6/15/29(c)	248,928
1,000,000	NR	Series A1, 5.000% due 7/1/56(c)	887,144

See Notes to Financial Statements.
249

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$1,200,000	BB	Capital Trust Authority, Revenue Bonds, Series A, 5.250% due 7/1/55(c)	$1,171,118
1,000,000	AA-	Central Florida Expressway Authority, Revenue Bonds, Series B, 4.000% due 7/1/36	1,003,019
2,535,000	AA	City of Jacksonville FL, Revenue Bonds, 5.000% due 10/1/37	2,980,476
1,500,000	AA-	City Of South Miami Health Facilities Authority Inc., Revenue Bonds, 5.000% due 8/15/42	1,533,625
1,000,000	A+	County of Broward FL Airport System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/29(a)	1,082,829
500,000	A2(b)	County of Lee FL Airport Revenue, Revenue Bonds, Series A1, 5.250% due 10/1/43(a)	555,059
		County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds:
4,335,000	AA	Series B, 4.000% due 10/1/38	4,386,649
3,500,000	AA	Series B, 5.000% due 10/1/44	3,686,809
600,000	NR	Florida Development Finance Corp., Revenue Bonds, Series A, 6.750% due 6/15/53(c)	634,911
		Florida Higher Educational Facilities Financing Authority, Revenue Bonds:
1,600,000	NR	5.000% due 6/1/48(c)	1,444,597
1,000,000	BB+	6.250% due 7/1/55(c)	1,017,172
		Hillsborough County Port District, Revenue Bonds:
850,000	A+(e)	Series B, 5.000% due 6/1/33(a)	896,121
185,000	A+(e)	Series B, 5.000% due 6/1/38(a)	193,256
750,000	NR	Hobe-St Lucie Conservancy District, Special Assessment, 5.875% due 5/1/55	769,349
500,000	NR	Lakewood Ranch Stewardship District, Special Assessment, 6.300% due 5/1/54	527,784
		Lee County Industrial Development Authority, Revenue Bonds:
580,000	A+	Series 2019A1, 5.000% due 4/1/33	617,809
515,000	A+	Series 2019A1, 5.000% due 4/1/35	544,585
755,000	A+	Series 2019A2, 5.000% due 4/1/33(d)	755,170
		Marion County School Board, COP, AGM-Insured:
1,950,000	AA	5.000% due 6/1/31	2,200,347
2,000,000	AA	5.000% due 6/1/37	2,292,927
		School Board of Miami-Dade County, COP:
570,000	A+	Series A, 5.000% due 5/1/31	572,431
220,000	A+	Series B, 5.000% due 8/1/27	222,467
115,000	A+	Series D, 5.000% due 2/1/29	115,243
190,000	A+	Series D, 5.000% due 2/1/30	190,399
985,000	NR	Village Community Development District No 12, Special Assessment, 4.250% due 5/1/43	985,416
		Total Florida	33,033,567
Georgia – 2.2%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	30,200
70,000	AA-	5.000% due 11/1/29	70,466

See Notes to Financial Statements.
250

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia – (continued)
$2,000,000	AA-	5.000% due 11/1/40	$2,006,162
335,000	BBB(e)	Fayette County Development Authority, Revenue Bonds, 5.000% due 10/1/30	364,081
5,040,000	AAA	Forsyth County School District, GO, 5.000% due 2/1/28	5,319,167
1,500,000	Aa1(b)	Main Street Natural Gas Inc., Revenue Bonds, Series C, 5.000% due 9/1/53(d)	1,619,393
4,000,000	AAA	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/33	4,726,557
		Total Georgia	14,136,026
Hawaii – 0.8%
5,000,000	Aa2(b)	City & County of Honolulu HI, GO, Series C, 4.000% due 10/1/32	5,037,282
Idaho – 0.4%
1,500,000	NR	Idaho Falls Auditorium District, COP, 5.250% due 5/15/51(c)	1,477,041
1,000,000	NR	Idaho Health Facilities Authority, Revenue Bonds, 7.125% due 11/1/57	1,067,646
		Total Idaho	2,544,687
Illinois – 5.1%
		Chicago Board of Education, GO:
1,180,000	BB+	Series A, 5.000% due 12/1/47	1,108,408
1,500,000	BB+	Series A, 5.750% due 12/1/50	1,535,502
		Chicago O’Hare International Airport, Revenue Bonds:
3,025,000	A+	Series D, 5.000% due 1/1/39	3,503,709
1,000,000	A+	Series D, 5.250% due 1/1/42	1,015,526
1,000,000	AA	City of Aurora IL, GO, Series C, 5.000% due 12/30/42	1,088,256
1,100,000	BBB	City of Chicago IL, GO, Series E, 6.000% due 1/1/42	1,238,998
		County of Cook IL Sales Tax Revenue, Revenue Bonds:
980,000	AA-	5.000% due 11/15/41	1,068,677
980,000	AA-	5.000% due 11/15/42	1,058,410
675,000	AA+	DuPage & Cook Counties Community Unit School District No 205 Elmhurst, GO, Series B, 5.000% due 1/1/28	706,784
5,000	NR	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, Series Prerefunded 2/1/27 @ 100, 5.000% due 2/1/29(f)	5,123
		Illinois Finance Authority, Revenue Bonds:
1,000,000	A	Series A, 5.000% due 11/15/45	1,001,705
870,000	AA-	Series A, Prerefunded 1/1/28 @ 100, 5.000% due 1/1/38(f)	914,153
1,300,000	AA-	Series A, Prerefunded 1/1/28 @ 100, 5.000% due 1/1/44(f)	1,365,976
255,000	Aa3(b)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/36(f)	257,352
95,000	WD(e)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(f)	96,196
20,000	NR	Series C, Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(f)	20,344
170,000	AA-	Series Prerefunded 1/1/27 @ 100, 5.000% due 1/1/36(f)	173,939
		Illinois State Toll Highway Authority, Revenue Bonds:
1,535,000	AA-	Series A, 5.000% due 1/1/42	1,584,553
1,500,000	AA-	Series A, 5.000% due 1/1/45	1,571,789
2,000,000	AA-	Series B, 5.000% due 1/1/40	2,004,956

See Notes to Financial Statements.
251

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$2,880,000	A	State of Illinois Sales Tax Revenue, Revenue Bonds, Series A, 5.000% due 6/15/28	$3,050,576
		State of Illinois, GO:
195,000	A-	5.000% due 2/1/27	199,625
180,000	A-	5.000% due 2/1/28	184,241
1,825,000	A-	Series B, 4.000% due 11/1/36	1,849,362
2,980,000	A-	Series B, 5.000% due 5/1/32	3,377,461
390,000	A-	Series D, 5.000% due 11/1/26	396,733
1,500,000	A-	Series D, 5.000% due 7/1/32	1,703,383
165,000	AA	Will County Community Unit School District No 365-U Valley View, GO, Series B, AGM-Insured, zero coupon, due 11/1/26	162,418
		Total Illinois	32,244,155
Indiana – 2.0%
3,750,000	AA	Carmel Redevelopment Authority, Revenue Bonds, Series B, 5.000% due 7/15/35	4,220,241
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
550,000	A1(b)	5.000% due 1/1/35(a)	609,570
550,000	A1(b)	5.250% due 1/1/36(a)	613,373
600,000	A1(b)	5.250% due 1/1/37(a)	663,945
1,250,000	A1(b)	5.250% due 1/1/38(a)	1,375,375
1,895,000	Aa1(b)	Series 202, 6.000% due 1/15/41	2,185,881
2,115,000	AA+	Peru Multi-School Building Corp., Revenue Bonds, 5.000% due 7/15/43	2,307,361
580,000	AA	Warrick County Industrial Building Corp., Revenue Bonds, 5.000% due 8/1/32	654,015
		Total Indiana	12,629,761
Iowa – 1.3%
1,000,000	Aa1(b)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/40	1,090,339
1,000,000	AAA	County of Polk IA, GO, Series A, 5.000% due 6/1/38(a)	1,099,452
1,000,000	BBB+	Iowa Finance Authority, Revenue Bonds, 4.750% due 8/1/42	1,000,337
5,000,000	A3(b)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(d)	5,057,907
		Total Iowa	8,248,035
Kansas – 0.2%
1,000,000	NR	City of Colby KS, Revenue Bonds, 5.500% due 7/1/26	997,970
250,000	NR	City of Garden City KS, Revenue Bonds, 5.375% due 6/1/39(c)	255,803
20,000	SP-1+	City of Maize KS, GO, Series B, 4.000% due 10/1/26	20,005
		Total Kansas	1,273,778
Kentucky – 1.1%
2,200,000	AA-	Fayette County School District Finance Corp., Revenue Bonds, 5.000% due 6/1/43	2,334,350
500,000	Baa2(b)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 5.000% due 12/1/33	532,790
160,000	A	Kentucky State Property & Building Commission, Revenue Bonds: 5.000% due 4/1/27	164,901

See Notes to Financial Statements.
252

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kentucky – (continued)
$145,000	A	5.000% due 5/1/28	$153,613
1,795,000	A	Series B, 5.000% due 11/1/26	1,828,712
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,683,954
		Total Kentucky	6,698,320
Louisiana – 3.1%
2,505,000	AA	City of Lafayette LA Utilities Revenue, Revenue Bonds, AGM-Insured, 5.000% due 11/1/42	2,745,335
		Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds:
1,500,000	AA	5.000% due 10/1/26	1,523,850
2,800,000	A1(b)	5.000% due 8/15/37	2,861,862
1,000,000	NR	Louisiana Public Facilities Authority, Revenue Bonds, 6.000% due 6/15/59(c)	1,012,002
1,000,000	A2(b)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	1,132,169
		State of Louisiana, GO:
3,350,000	AA	Series E, 5.000% due 9/1/31	3,827,050
4,835,000	AA	Series E, 5.000% due 9/1/33	5,687,726
1,165,000	A	Terrebonne Parish Hospital Service District No 1, Revenue Bonds, 5.000% due 4/1/45	1,238,481
		Total Louisiana	20,028,475
Maine – 0.4%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,360,841
Maryland – 1.6%
4,000,000	AAA	County of Prince George’s MD, GO, Series A, 5.000% due 7/15/29	4,271,169
		Maryland Community Development Administration, Revenue Bonds:
95,000	Aa1(b)	Series B, 4.000% due 9/1/49	96,907
95,000	Aa1(b)	Series C, 3.500% due 3/1/50	95,226
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,692,113
1,000,000	A	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series B, 5.000% due 8/15/56(d)	1,155,681
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,009,859
		Total Maryland	10,320,955
Massachusetts – 2.3%
		Commonwealth of Massachusetts, GO:
1,250,000	AA+	Series E, 5.000% due 8/1/41	1,443,075
1,500,000	AA+	Series E, 5.000% due 11/1/45	1,614,248
2,665,000	AA+	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series B, 5.000% due 7/1/38	3,157,582
		Massachusetts Development Finance Agency, Revenue Bonds:
1,500,000	AA-	4.000% due 4/1/41	1,503,823
1,000,000	AA-	5.000% due 7/1/35	1,007,933

See Notes to Financial Statements.
253

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Massachusetts – (continued)
$1,290,000	AAA	Series A, 4.000% due 7/15/36	$1,291,379
500,000	AA+	Series A, 5.000% due 11/1/55(d)	604,176
1,000,000	AA+	Series N, 5.000% due 7/1/42	1,144,653
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(a)	557,695
250,000	AA	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 2/15/38	308,533
1,700,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, AGM-Insured, Series B, 5.250% due 8/1/38	2,154,860
		Total Massachusetts	14,787,957
Michigan – 1.5%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series D, AGM-Insured, 3.228% due 7/1/32(d)	159,854
500,000	AA	Lincoln Consolidated School District, GO, 5.000% due 5/1/29	539,466
495,000	AA-	Michigan State Building Authority, Revenue Bonds, Series I, 5.000% due 10/15/34	502,815
1,000,000	A1(b)	Michigan State Hospital Finance Authority, Revenue Bonds, Series A, 5.000% due 5/15/35	1,163,399
4,870,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series A, 3.700% due 4/1/30	4,871,796
1,295,000	Aa1(b)	Thornapple Kellogg School District, GO, 5.000% due 5/1/43	1,365,176
700,000	A+	Wayne County Airport Authority, Revenue Bonds, Series D, 5.000% due 12/1/32(a)	791,453
		Total Michigan	9,393,959
Minnesota – 2.0%
		Metropolitan Council, GO:
2,000,000	AAA	Series C, 5.000% due 12/1/27	2,100,505
2,500,000	AAA	Series I, 3.000% due 3/1/27	2,501,187
5,000,000	AAA	State of Minnesota, GO, Series A, 5.000% due 8/1/37	5,268,246
2,850,000	Aa1(b)	Willmar Independent School District No 347, GO, Series A, 5.000% due 2/1/28	2,998,453
		Total Minnesota	12,868,391
Mississippi – 0.7%
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	167,082
4,000,000	AA	Series C, 5.000% due 10/1/35	4,246,754
		Total Mississippi	4,413,836
Missouri – 1.1%
1,000,000	AA+	Grain Valley No R-V School District, GO, Series A, 5.000% due 3/1/35	1,049,563
350,000	NR	Kansas City Industrial Development Authority, Revenue Bonds, Series A1, 5.000% due 6/1/54(c)	343,038
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,561,815

See Notes to Financial Statements.
254

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Missouri – (continued)
$2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	$2,340,990
525,000	AA+	Missouri Housing Development Commission, Revenue Bonds, Series F, 3.650% due 11/1/33	539,708
		Total Missouri	6,835,114
Montana – 0.4%
1,000,000	AA	Lewis & Clark County High School District No 1 Helena, GO, 5.000% due 7/1/43	1,112,795
1,390,000	AA	Yellowstone & Carbon Counties School District No 7-70 Laurel, GO, 5.000% due 7/1/42	1,516,948
		Total Montana	2,629,743
Nebraska – 1.1%
1,500,000	BBB+	Central Plains Energy Project, Revenue Bonds, Series A, 5.000% due 9/1/42	1,632,226
340,000	A	Douglas County Hospital Authority No 3, Revenue Bonds, 5.250% due 11/1/43	375,527
		Public Power Generation Agency, Revenue Bonds:
1,815,000	A2(b)	5.000% due 1/1/41	1,825,479
1,885,000	A2(b)	Series A, 5.000% due 1/1/27	1,927,902
1,000,000	Aa3(b)	Ralston Public Schools, GO, 5.000% due 12/15/43	1,072,077
		Total Nebraska	6,833,211
Nevada – 1.0%
1,520,000	AAA	Clark County Water Reclamation District, GO, 4.000% due 7/1/35	1,521,163
		County of Clark NV, GO:
2,750,000	AAA	Series B, 4.000% due 11/1/34	2,771,329
2,000,000	AAA	Series B, 4.000% due 12/1/39	2,040,393
		Total Nevada	6,332,885
New Hampshire – 0.1%
1,000,000	B-	New Hampshire Business Finance Authority, Revenue Bonds, Series B, 4.625% due 11/1/42(c)	912,326
New Jersey – 1.6%
1,000,000	A	New Jersey Economic Development Authority, Revenue Bonds, Series EEE, 5.000% due 6/15/30	1,075,867
		New Jersey Educational Facilities Authority, Revenue Bonds:
1,000,000	AAA	Series A, 5.000% due 7/1/64(d)	1,124,107
1,315,000	AAA	Series C, 5.000% due 3/1/28	1,391,245
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,320,000	A	5.000% due 12/15/28	1,419,906
870,000	A	Series A, zero coupon, due 12/15/27	833,293
195,000	A	Series A, zero coupon, due 12/15/28	182,088
895,000	A	Series A, 4.000% due 6/15/39	920,899
220,000	A	Series A, 5.000% due 12/15/33	234,957
1,050,000	A	Series AA, 5.000% due 6/15/40	1,130,360
1,770,000	A	Series BB, 5.000% due 6/15/44	1,827,929
		Total New Jersey	10,140,651

See Notes to Financial Statements.
255

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – 11.0%
$2,010,000	Aaa(b)	Battery Park City Authority, Revenue Bonds, 5.000% due 11/1/50	$2,140,375
		Build NYC Resource Corp., Revenue Bonds:
1,650,000	BBB+	5.500% due 7/1/55(a)	1,728,154
1,000,000	NR	Series A, 7.000% due 12/15/65(c)	1,003,304
		City of New York NY, GO:
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,533,256
500,000	AA	Series B1, 5.250% due 10/1/41	556,746
2,000,000	AA	Series C1, 5.000% due 8/1/31	2,224,856
3,425,000	AA	Series D1, 5.000% due 12/1/34	3,656,079
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,031,611
		Empire State Development Corp., Revenue Bonds:
1,000,000	AA+	Series A, 3.000% due 3/15/50	746,220
3,500,000	AA+	Series A, 5.000% due 3/15/38	3,577,280
1,780,000	AA	Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% due 11/15/27	1,816,832
		Metropolitan Transportation Authority, Revenue Bonds:
245,000	A	Series A2, 5.000% due 11/15/29	251,633
270,000	A	Series B, 5.000% due 11/15/30	274,565
290,000	A	Series C1, 5.000% due 11/15/27	295,008
300,000	A	Series C1, 5.000% due 11/15/31	316,033
370,000	A3(b)	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.000% due 11/15/51	370,001
250,000	CC	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	197,694
		New York City Municipal Water Finance Authority, Revenue Bonds:
1,000,000	AA+	5.000% due 6/15/41	1,079,293
2,430,000	AA+	Series DD, 5.000% due 6/15/28	2,592,767
1,945,000	AA+	Series EE, 5.000% due 6/15/45	2,006,824
1,500,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S2, 5.000% due 7/15/37	1,792,246
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,528,977
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,362,765
1,100,000	AAA	Series B1, 4.000% due 11/1/43	1,092,271
275,000	AAA	Series C2, 5.000% due 5/1/32	290,407
1,000,000	AAA	Series C3, 5.000% due 5/1/41	1,042,363
1,000,000	AAA	Series D1, 5.000% due 11/1/36	1,190,836
1,600,000	AAA	Series F1, 5.000% due 2/1/41	1,759,979
1,000,000	NR	New York Liberty Development Corp., Revenue Bonds, 5.000% due 11/15/44(c)	1,001,641

See Notes to Financial Statements.
256

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
		New York State Dormitory Authority, Revenue Bonds:
$1,000,000	B	4.000% due 7/1/45	$822,981
3,000,000	Aa1(b)	Series A, 5.250% due 3/15/38	3,181,613
1,000,000	AA	Series K, 3.000% due 10/1/31	997,003
1,000,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series C, 5.250% due 6/15/43	1,153,031
		New York State Housing Finance Agency, Revenue Bonds:
925,000	Aa2(b)	Series B2, 3.600% due 11/1/64(d)	934,419
1,225,000	Aa2(b)	Series D2, 3.375% due 5/1/65(d)	1,240,627
		New York Transportation Development Corp., Revenue Bonds:
2,000,000	Baa1(b)	5.000% due 12/1/36(a)	2,183,864
2,500,000	Baa1(b)	5.000% due 12/1/37(a)	2,712,026
1,500,000	BBB-	5.625% due 4/1/40(a)	1,605,453
1,500,000	BBB-	6.000% due 4/1/35(a)	1,673,849
1,585,000	Baa3(b)	6.000% due 6/30/50(a)	1,712,040
1,500,000	B-	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(a)(c)	1,388,875
		Port Authority of New York & New Jersey, Revenue Bonds:
4,000,000	AA-	Series 249, 5.000% due 10/15/29(a)	4,350,838
2,250,000	AA-	Series 249, 5.000% due 10/15/31(a)	2,532,474
1,500,000	NR	TSASC Inc., Revenue Bonds, 5.000% due 6/1/48	1,380,469
		Total New York	70,329,578
North Carolina – 0.9%
615,000	Aa3(b)	City of Charlotte NC Airport Revenue, Revenue Bonds, Series B, 5.000% due 7/1/34(a)	709,078
2,310,000	AA	City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds, 4.000% due 3/1/55	2,216,352
		County of Wake NC, Revenue Bonds:
1,210,000	AA+	Series A, 5.000% due 5/1/28	1,284,280
1,470,000	AA+	Series A, 5.000% due 5/1/41	1,683,733
105,000	Aa3(b)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(a)	112,839
		Total North Carolina	6,006,282
Ohio – 2.7%
3,945,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	3,257,442
1,000,000	BB+	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	1,020,511
5,000	NR	Columbus City School District, GO, Series Prerefunded 6/1/26 @ 100, 5.000% due 12/1/32(f)	5,034
1,000,000	Aa2(b)	County of Franklin OH, Revenue Bonds, Series A, 5.250% due 11/1/55	1,056,462
140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	140,017
1,000,000	NR	County of Washington OH, Revenue Bonds, 6.625% due 12/1/42	1,081,056

See Notes to Financial Statements.
257

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – (continued)
		Jefferson County Port Authority, Revenue Bonds:
$1,000,000	Ba1(b)	3.500% due 12/1/51(a)(c)	$850,590
1,000,000	Ba1(b)	5.000% due 12/1/53(a)(c)(d)	1,025,648
1,250,000	CCC+	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(a)(c)	1,164,220
		State of Ohio, GO:
4,510,000	AAA	Series A, 5.000% due 3/1/30	5,004,771
1,500,000	AAA	Series A, 5.000% due 3/1/43	1,701,056
1,000,000	A	State of Ohio, Revenue Bonds, Series A, 5.000% due 1/15/29	1,066,835
		Total Ohio	17,373,642
Oklahoma – 1.9%
		Creek County Educational Facilities Authority, Revenue Bonds:
850,000	AA	5.000% due 9/1/38	960,975
800,000	AA	5.000% due 9/1/39	897,365
1,150,000	AA	5.000% due 9/1/40	1,272,722
1,000,000	Aa3(b)	Oklahoma County Independent School District No 52 Midwest City-Del City, GO, 4.000% due 7/1/28	1,038,500
2,500,000	AA	Oklahoma County Independent School District No 89 Oklahoma City, GO, Series A, 1.250% due 7/1/26	2,491,759
		Oklahoma Development Finance Authority, Revenue Bonds:
2,000,000	BB+	Series B, 5.500% due 8/15/52	2,005,685
1,170,000	BB+	Series B, 5.500% due 8/15/57	1,171,967
2,155,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, 5.000% due 4/1/38	2,509,936
		Total Oklahoma	12,348,909
Oregon – 0.4%
750,000	AA	City of Tigard OR Water Revenue, Revenue Bonds, 5.000% due 8/1/43	838,541
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(a)	317,575
165,000	AA-	5.000% due 7/1/29	174,607
205,000	AA-	Series 24B, 5.000% due 7/1/32(a)	208,886
1,275,000	Aa2(b)	State of Oregon Housing & Community Services Department, Revenue Bonds, Series D, 3.800% due 7/1/34	1,285,105
		Total Oregon	2,824,714
Pennsylvania – 3.8%
		City of Philadelphia PA, GO:
3,000,000	A+	Series C, 5.000% due 8/1/30	3,334,885
6,795,000	A+	Series C, 5.000% due 8/1/32	7,820,002
500,000	AA-	City of Pittsburgh PA, GO, 5.000% due 9/1/40	551,150
1,010,000	A	Commonwealth Financing Authority, Revenue Bonds, Series A, 5.000% due 6/1/28	1,068,120
		Commonwealth of Pennsylvania, GO:
2,705,000	A+	Series First, 5.000% due 4/1/33	3,141,705
1,000,000	A+	Series Second, 4.000% due 9/15/34	1,007,485

See Notes to Financial Statements.
258

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
$810,000	A+	Series Second, 5.000% due 9/15/29	$821,846
750,000	AA-	Dallastown Area School District, GO, 5.000% due 3/15/44(g)	808,732
1,500,000	A+	Delaware Valley Regional Finance Authority, Revenue Bonds, Series A, 4.000% due 12/1/37	1,612,508
1,000,000	Baa2(b)	Pennsylvania Economic Development Financing Authority, Revenue Bonds, 5.500% due 6/30/37(a)	1,121,868
1,000,000	AA	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Series C, 4.000% due 8/15/41	1,000,272
450,000	BBB-(e)	Philadelphia Authority for Industrial Development, Revenue Bonds, Series A, 5.750% due 6/1/50	457,108
1,500,000	Aa2(b)	West Shore School District, GO, 5.000% due 11/15/43	1,521,191
		Total Pennsylvania	24,266,872
Puerto Rico – 1.0%
		Commonwealth of Puerto Rico, GO:
1,000,000	NR	Series A1, 4.000% due 7/1/41	969,258
1,000,000	NR	Series A1, 4.000% due 7/1/46	901,542
		Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds:
1,000,000	NR	Series A, 5.000% due 7/1/47(c)	1,001,791
1,000,000	NR	Series B, 4.000% due 7/1/47(c)	901,082
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
1,500,000	NR	Series A1, 4.750% due 7/1/53	1,459,715
1,000,000	NR	Series A1, 5.000% due 7/1/58	979,438
		Total Puerto Rico	6,212,826
Rhode Island – 0.7%
		Providence Public Building Authority, Revenue Bonds, AGM-Insured:
400,000	AA	Series A, 5.250% due 9/15/41	450,724
410,000	AA	Series A, 5.250% due 9/15/43	451,714
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
1,000,000	AA-	Series A, 5.000% due 5/15/42	1,087,367
1,000,000	AA-	Series H, 5.000% due 5/15/36	1,182,847
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(a)	55,005
1,125,000	AA	Series A, 5.000% due 12/1/26(a)	1,145,427
		Total Rhode Island	4,373,084
South Carolina – 1.3%
1,000,000	A1(b)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A1, 5.250% due 10/1/54(d)	1,099,122
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
1,000,000	NR	7.500% due 11/15/53	1,066,883
1,000,000	NR	7.750% due 11/15/58	1,074,382
1,600,000	A+	Series A, 5.250% due 11/1/41	1,805,295
2,500,000	NR	Series A1, 6.750% due 10/15/60(c)	2,530,756

See Notes to Financial Statements.
259

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina – (continued)
		South Carolina Public Service Authority, Revenue Bonds:
$185,000	A-	Series B, 5.000% due 12/1/35	$188,012
275,000	A-	Series B, 5.000% due 12/1/36	279,225
		Total South Carolina	8,043,675
Tennessee – 0.7%
1,000,000	A	Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.000% due 12/1/34	1,165,685
1,000,000	AA+	County of Shelby TN, GO, Series A, 4.000% due 4/1/37	1,026,170
1,125,000	A1(b)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(a)	1,281,008
1,000,000	AA+	Tennessee State School Bond Authority, Revenue Bonds, 5.000% due 11/1/42	1,061,873
		Total Tennessee	4,534,736
Texas – 10.8%
1,765,000	AAA	Academy Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/43	1,900,808
1,500,000	AAA	Aldine Independent School District, GO, PSF-GTD-Insured, Series B, 5.000% due 2/15/33	1,744,512
1,000,000	Aaa(b)	Argyle Independent School District, GO, PSF-GTD-Insured, Series B1, 4.000% due 8/15/57(d)	1,021,841
1,000,000	AAA	Arlington Higher Education Finance Corp., Revenue Bonds, PSF-GTD-Insured, 5.000% due 8/15/48	1,044,718
1,500,000	Aaa(b)	Brazosport Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/33	1,517,270
1,000,000	Aaa(b)	Burleson Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/1/28	1,067,122
		Central Texas Regional Mobility Authority, Revenue Bonds:
600,000	A+	Series B, 4.000% due 1/1/41	605,578
375,000	A+	Series B, 5.000% due 1/1/29	402,079
1,800,000	A+	Series E, 5.000% due 1/1/38	1,925,140
405,000	AA	City of Bryan TX Electric System Revenue, Revenue Bonds, 5.000% due 7/1/41	435,010
		City of Houston TX Airport System Revenue, Revenue Bonds:
360,000	A1(b)	Series B, 5.000% due 7/1/29	383,186
800,000	Ba2(b)	Series B, 5.500% due 7/15/37(a)	884,722
2,330,000	A1(b)	Series D, 5.000% due 7/1/26	2,350,576
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
1,000,000	Aa2(b)	Series A, 5.000% due 11/15/41	1,117,091
3,000,000	Aa2(b)	Series B, 4.000% due 11/15/31	3,026,141
500,000	A+	City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, 4.000% due 2/1/43	506,417
2,345,000	AAA	Community Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/41	2,577,586

See Notes to Financial Statements.
260

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$700,000	NR	County of Denton TX, Special Assessment, 6.125% due 12/31/55(c)	$724,539
1,490,000	AAA	County of Travis TX, GO, Series A, 5.000% due 3/1/38	1,574,855
1,000,000	Aaa(b)	Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/30	1,119,767
		Georgetown Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	3.750% due 8/15/41	1,015,846
1,000,000	AAA	3.875% due 8/15/44	995,433
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	158,211
125,000	AA+	Series A, 5.000% due 10/1/32	131,665
190,000	AA+	Series A, 5.000% due 10/1/33	199,790
145,000	AA+	Series A, 5.000% due 10/1/34	152,182
1,500,000	AA-	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, 5.000% due 7/1/39	1,508,509
325,000	AA+	Houston Independent School District, GO, Series A, 5.000% due 7/15/45(d)	343,334
800,000	AAA	Hutto Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/1/35	956,458
5,050,000	AAA	Lamar Consolidated Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/34	5,174,431
1,180,000	AAA	Lovejoy Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/34	1,391,761
1,200,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 6.500% due 7/1/56(c)	1,199,227
1,000,000	Aaa(b)	North East Independent School District, GO, PSF-GTD-Insured, Series A, 4.000% due 8/1/41	1,027,309
1,000,000	NR	North Parkway Municipal Management District No 1, Special Assessment, 5.000% due 9/15/51(c)	964,814
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, 4.000% due 1/1/38	1,010,530
2,000,000	Aaa(b)	Northside Independent School District, GO, PSF-GTD-Insured, 3.450% due 8/15/37	2,000,582
1,000,000	AAA	Pecos Barstow Toyah Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/38	1,001,045
		Permanent University Fund - University of Texas System, Revenue Bonds:
4,335,000	AAA	Series A, 5.000% due 7/1/39	5,252,025
3,025,000	AAA	Series B, 5.000% due 7/1/36	3,654,958
1,000,000	NR	Port of Beaumont Navigation District, Revenue Bonds, Series A, 5.250% due 1/1/54(a)(c)	963,537
		State of Texas, GO:
150,000	AAA	5.000% due 8/1/26(a)	150,281
500,000	AAA	5.000% due 8/1/35(a)	580,325
1,375,000	Aaa(b)	5.000% due 10/1/43	1,543,794
200,000	AAA	5.500% due 8/1/26(a)	202,412
1,000,000	A2(b)	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 7/1/32	1,125,356

See Notes to Financial Statements.
261

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$381,366	Aa1(b)	Texas Department of Housing & Community Affairs, Revenue Bonds: 2.950% due 7/1/36	$360,972
180,000	AA+	Series A, 4.000% due 3/1/50	183,720
2,640,000	A1(b)	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds, 5.000% due 1/1/33	2,903,623
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	632,202
		Texas Water Development Board, Revenue Bonds:
2,000,000	AAA	4.650% due 10/15/40	2,150,917
2,000,000	AAA	5.000% due 4/15/34	2,377,950
125,000	AAA	Series A, 5.000% due 4/15/26	125,432
190,000	AAA	Series A, 5.000% due 4/15/29	198,747
1,500,000	AAA	Tomball Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/50	1,396,838
		Total Texas	68,963,174
Utah – 1.4%
600,000	NR	Black Desert Public Infrastructure District, Special Assessment, 5.625% due 12/1/53(c)	607,435
1,000,000	NR	Black Ridge Infrastructure Financing District, Special Assessment, 6.250% due 12/1/54	1,010,244
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
115,000	A+	Series A, 5.000% due 7/1/28(a)	118,584
155,000	A+	Series A, 5.000% due 7/1/30(a)	163,192
625,000	A+	Series A, 5.250% due 7/1/36(a)	711,315
1,250,000	AA	City of Vineyard UT Water & Sewer Revenue, Revenue Bonds, 5.000% due 5/1/43	1,343,468
1,400,000	A2(b)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,475,170
500,000	NR	Grapevine Wash Local District, Special Assessment, Series A2, 5.250% due 12/1/44(c)	500,689
1,165,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(c)	1,009,030
500,000	NR	Mida Mountain Village Public Infrastructure District, Special Tax, Series 2, 6.000% due 6/15/54(c)	515,468
1,000,000	NR	Verk Industrial Regional Public Infrastructure District, Special Tax, 6.625% due 9/1/47(c)	1,062,983
700,000	NR	Wolf Creek Infrastructure Financing District No 1, Special Assessment, 5.750% due 12/1/44	727,550
		Total Utah	9,245,128
Vermont – 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(a)	782,439
675,000	A	Series A, 5.000% due 6/15/30(a)	716,766
		Total Vermont	1,499,205

See Notes to Financial Statements.
262

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Virginia – 0.8%
$1,000,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28 @ 100, 5.000% due 7/1/35(f)	$1,051,674
1,700,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(c)	1,626,279
1,000,000	B-	Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.000% due 6/1/47	847,870
		Virginia College Building Authority, Revenue Bonds:
265,000	AA+	Series E, 5.000% due 2/1/30	278,673
305,000	AA+	Series E, 5.000% due 2/1/31	320,645
300,000	AAA	Virginia Housing Development Authority, Revenue Bonds, Series F3, 3.600% due 1/1/33	307,237
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	551,468
		Total Virginia	4,983,846
Washington – 3.4%
1,070,000	AA	City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds, 5.000% due 2/1/34	1,266,495
1,000,000	BB+	Grays Harbor County Public Hospital District No 1, Revenue Bonds, 6.875% due 12/1/53	1,101,865
		Port of Seattle WA, Revenue Bonds:
1,245,000	AA-	Series A, 5.000% due 5/1/36(a)	1,272,016
1,000,000	AA	Series B, 5.000% due 10/1/26(a)	1,001,796
980,000	AA	Series B, 5.000% due 10/1/27(a)	981,663
135,000	AA	Series B, 5.000% due 10/1/29(a)	135,235
575,000	Baa3(b)	Skagit County Public Hospital District No 1, Revenue Bonds, 5.500% due 12/1/54	590,672
		State of Washington, GO:
430,000	AA+	Series A, 5.000% due 8/1/32	447,117
4,000,000	AA+	Series A3, 5.000% due 8/1/45	4,295,561
2,500,000	AA+	Series B, 5.000% due 6/1/44	2,714,079
355,000	AA+	Series R2018C, 5.000% due 8/1/30	369,587
640,000	AA+	Series R2018D, 5.000% due 8/1/33	664,839
1,375,000	AA+	Series R2024C, 5.000% due 8/1/37	1,598,884
1,800,000	AA+	Series R2025B, 5.000% due 7/1/29	1,967,409
1,000,000	BBB-	Washington State Convention Center Public Facilities District, Revenue Bonds, Series B, 3.000% due 7/1/48	745,488
		Washington State Housing Finance Commission, Revenue Bonds:
1,000,000	BBB-	5.500% due 7/1/59	997,821
500,000	BBB	6.250% due 7/1/59(c)	534,417
1,000,000	AA	Series A, 5.250% due 7/1/55(c)	1,027,284
		Total Washington	21,712,228
Wisconsin – 1.4%
680,000	Aa2(b)	City of Appleton WI Storm Water System Revenue, Revenue Bonds, 5.000% due 4/1/33	784,060
1,000,000	AA	Oshkosh Area School District, GO, 4.750% due 3/1/44	1,038,633

See Notes to Financial Statements.
263

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Wisconsin – (continued)
		Public Finance Authority, Revenue Bonds:
$900,000	NR	zero coupon, due 12/15/39(c)	$375,519
1,000,000	NR	4.250% due 7/1/54(a)	854,890
500,000	A-(e)	5.000% due 12/1/39(g)	542,815
1,500,000	Baa3(b)	5.750% due 12/31/65(a)	1,568,733
500,000	NR	Series A, 5.000% due 6/1/36(c)	500,652
1,000,000	BBB-	Series A, 5.750% due 7/1/53(c)	996,505
250,000	NR	Series A, 6.250% due 9/1/46(a)(c)	259,391
1,000,000	NR	Public Finance Authority, Special Tax, Series A, 5.000% due 6/1/41(c)	1,022,738
1,000,000	AA	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, 4.000% due 4/1/39	1,002,356
		Total Wisconsin	8,946,292
		TOTAL MUNICIPAL BONDS (Cost – $562,745,015)	573,853,319
Shares/Units
EXCHANGE TRADED FUND (ETF) – 2.0%
256,671		Vanguard Tax-Exempt Bond Index(h) (Cost – $12,920,437)	13,128,722
WARRANT – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
7,808		BL Train Holdings West LLC*(i)(j) (Cost – $0)	13,664
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $575,665,452)	586,995,705
Face Amount
SHORT-TERM INVESTMENTS – 7.9%
MUNICIPAL BONDS – 0.6%
$1,500,000		Monmouth County Improvement Authority, Revenue Notes, 4.000% due 3/12/27	1,526,094
2,000,000		PMA Levy & Aid Anticipation Notes Program, Revenue Notes, Series A, 5.000% due 9/24/26	2,026,177
		TOTAL MUNICIPAL BONDS (Cost – $3,552,718)	3,552,271
TIME DEPOSITS – 7.3%
26,774,108		JPMorgan Chase & Co. - New York, 2.980% due 3/2/26	26,774,108
765,245		Skandinaviska Enskilda Banken AB - Stockholm, 2.980% due 3/2/26	765,245
19,049,601		Sumitomo Mitsui Banking Corp. - Tokyo, 2.980% due 3/2/26	19,049,601
		TOTAL TIME DEPOSITS (Cost – $46,588,954)	46,588,954
		TOTAL SHORT-TERM INVESTMENTS (Cost – $50,141,672)	50,141,225

See Notes to Financial Statements.
264

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 2.1%
MONEY MARKET FUND – 2.1%
13,214,025	Federated Government Obligations Fund, Premier Class, 3.593%(k) (Cost – $13,214,025)	$13,214,025
	TOTAL INVESTMENTS – 102.0% (Cost – $639,021,149)	650,350,955
	Liabilities in Excess of Other Assets – (2.0)%	(12,484,977)
	TOTAL NET ASSETS – 100.0%	$637,865,978

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $48,643,091 and represents 7.63% of net assets.

(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2026.
(e)	Rating by Fitch Ratings Service. All ratings are unaudited.
(f)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(g)	When-Issued or delayed delivery security.
(h)	All or a portion of this security is on loan (See Note 5).
(i)	Illiquid security. The aggregate value of illiquid holdings at February 28, 2026, amounts to $13,664 and represents 0.00% of net assets.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(k)	Represents investment of collateral received from securities lending transactions.
Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation
COP	— Certificate of Participation
GO	— General Obligation
LLC	— Limited Liability Company
MTA	— Metropolitan Transportation Authority
PSF-GTD	— Permanent School Fund Guaranteed
See Notes to Financial Statements.
265

Schedules of Investments
February 28, 2026
Destinations Municipal Fixed Income Fund(concluded)
Summary of Investments by Security Industry^

General Obligation	35.3%
Education	14.5
Water and Sewer	6.6
Health Care Providers & Services	6.4
Airport	6.2
Development	5.3
Transportation	4.2
Multifamily Housing	1.9
Power	1.6
Nursing Homes	1.2
Utilities	1.0
Tobacco Settlement	1.0
Bond Bank	0.8
Housing	0.8
Single Family Housing	0.8
Student Loan	0.4
Mello-Roos	0.2
Facilities	0.1
Exchange Traded Fund (ETF)	2.0
Warrant	0.0*
Short-Term Investments	7.7
Money Market Fund	2.0
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
See Notes to Financial Statements.
266

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 22.0%
Mortgage Securities – 22.0%
$624,529	Adjustable Rate Mortgage Trust, Series 2005-2, Class 6M2, 4.768% (1-Month TSFR + 1.094%) due 6/25/35(a)	$631,789
305,755	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 4.108% (1-Month TSFR + 0.434%) due 2/25/34(a)	292,032
	Citigroup Commercial Mortgage Trust:
5,890,000	Series 2015-GC35, Class AS, 4.072% due 11/10/48(a)	5,576,116
5,000,000	Series 2017-P8, Class AS, 3.789% due 9/15/50(a)	4,745,545
7,534,847	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 13.032% (SOFR30A + 9.364%) due 11/25/39(a)(b)	7,919,401
7,728,558	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, 3.670% due 11/15/50(a)	7,480,662
2,924,174	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 4.188% (1-Month TSFR + 0.514%) due 8/25/47(a)	2,741,110
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
3,375,330	Series 2016-C02, Class 1B, 16.032% (SOFR30A + 12.364%) due 9/25/28@(a)	3,400,129
687,944	Series 2016-C03, Class 2M2, 9.682% (SOFR30A + 6.014%) due 10/25/28@(a)	691,271
1,253,359	Series 2016-C04, Class 1B, 14.032% (SOFR30A + 10.364%) due 1/25/29@(a)	1,294,959
4,613,154	Series 2016-C06, Class 1B, 13.032% (SOFR30A + 9.364%) due 4/25/29@(a)	4,826,594
1,841,656	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 5.431% (1-Month TSFR + 1.764%) due 8/19/34(a)	2,076,540
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 9.032% (SOFR30A + 5.364%) due 1/25/50(a)(b)	6,091,749
1,500,000	Series 2020-DNA6, Class B2, 9.317% (SOFR30A + 5.650%) due 12/25/50(a)(b)	1,747,571
1,280,000	Series 2020-HQA3, Class B2, 13.782% (SOFR30A + 10.114%) due 7/25/50(a)(b)	1,691,200
1,260,000	Series 2020-HQA4, Class B2, 13.182% (SOFR30A + 9.514%) due 9/25/50(a)(b)	1,645,094
	Freddie Mac STACR Trust:
4,870,000	Series 2019-DNA3, Class B2, 11.932% (SOFR30A + 8.264%) due 7/25/49(a)(b)	5,474,287
4,588,000	Series 2019-DNA4, Class B2, 10.032% (SOFR30A + 6.364%) due 10/25/49(a)(b)	5,069,815
5,800,000	Series 2019-FTR1, Class B2, 12.132% (SOFR30A + 8.464%) due 1/25/48(a)(b)	6,918,144
4,030,000	Series 2019-HQA1, Class B2, 16.032% (SOFR30A + 12.364%) due 2/25/49(a)(b)	4,900,228
3,100,000	Series 2019-HRP1, Class B1, 7.832% (SOFR30A + 4.164%) due 2/25/49(a)(b)	3,375,143
4,290,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA3, Class B1, 8.232% (SOFR30A + 4.564%) due 4/25/30@(a)	4,536,675
1,993,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.056% due 8/15/49	1,937,422
	JPMBB Commercial Mortgage Securities Trust:
1,390,000	Series 2014-C25, Class AS, 4.065% due 11/15/47	1,348,314
9,209,944	Series 2015-C32, Class AS, 3.984% due 11/15/48	8,353,419
3,000,000	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class AM, 3.379% due 10/10/48	2,939,995
	STACR Trust:
2,772,556	Series 2018-HRP1, Class B1, 7.532% (SOFR30A + 3.864%) due 4/25/43(a)(b)	2,862,440
4,672,814	Series 2018-HRP1, Class B2, 15.532% (SOFR30A + 11.864%) due 5/25/43(a)(b)	5,480,935

See Notes to Financial Statements.
267

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$8,098,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A5, 3.635% due 3/15/50	$7,959,110
3,266,523	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% due 9/15/57(a)	3,119,366
	Total Mortgage Securities	117,127,055
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $112,778,620)	117,127,055
ASSET-BACKED SECURITIES – 11.3%
Automobile ABS – 6.7%
1,839,860	BMW Vehicle Owner Trust, Series 2025-A, Class A2A, 4.430% due 10/25/27	1,842,233
1,435,805	Carmax Auto Owner Trust, Series 2025-1, Class A2A, 4.630% due 3/15/28	1,438,545
89,846	Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.580% due 4/17/28	89,956
1,175,943	Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.230% due 5/15/28	1,182,027
	GM Financial Consumer Automobile Receivables Trust:
1,414,018	Series 2023-1, Class A3, 4.660% due 2/16/28	1,417,400
939,238	Series 2025-1, Class A2A, 4.440% due 1/18/28	940,301
	Honda Auto Receivables Owner Trust:
729,775	Series 2024-1, Class A3, 5.210% due 8/15/28	735,883
14,000,000	Series 2026-1, Class A2A, 3.710% due 9/21/28	13,991,590
1,935,459	Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.480% due 4/17/28	1,947,648
1,587,011	Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.800% due 4/16/29	1,597,192
1,317,725	Toyota Auto Receivables Owner Trust, Series 2022-A, Class A4, 1.540% due 5/17/27	1,315,981
	World Omni Auto Receivables Trust:
966,810	Series 2025-A, Class A2A, 4.490% due 4/17/28	967,952
8,000,000	Series 2025-D, Class A2A, 3.910% due 2/15/29	8,006,040
	Total Automobile ABS	35,472,748
Home Equity ABS – 3.9%
473,343	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 4.568% (1-Month TSFR + 0.894%) due 10/25/35(a)	471,570
3,173,956	ABFC Trust, Series 2003-OPT1, Class A3, 4.468% (1-Month TSFR + 0.794%) due 4/25/33(a)	3,194,763
541,259	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 3.684% (1-Month TSFR + 0.394%) due 12/25/36(a)	537,017
959,430	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 4.888% (1-Month TSFR + 1.214%) due 5/25/37(a)(b)	947,369
2,008,352	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 4.899% (1-Month TSFR + 1.239%) due 9/25/33(a)	2,004,461
3,211,553	Fremont Home Loan Trust, Series 2003-A, Class M1, 4.763% (1-Month TSFR + 1.089%) due 8/25/33(a)	3,562,426
1,014,582	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 4.568% (1-Month TSFR + 0.894%) due 2/25/34(a)	1,098,421

See Notes to Financial Statements.
268

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Home Equity ABS – (continued)
$960,639	Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 4.088% (1-Month TSFR + 0.414%) due 8/25/37(a)	$929,378
3,256,825	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M5, 5.108% (1-Month TSFR + 1.434%) due 1/25/36(a)	3,169,839
2,117,002	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 4.493% (1-Month TSFR + 0.819%) due 3/25/34(a)	2,269,350
364,081	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A3, 3.968% (1-Month TSFR + 0.294%) due 5/25/47(a)	359,581
2,465,000	Terwin Mortgage Trust, Series 2006-7, Class 1A2C, 4.328% (1-Month TSFR + 0.654%) due 7/25/37(a)(b)	2,298,648
	Total Home Equity ABS	20,842,823
WL Collateral CMO – 0.7%
1,597,888	Ramp Trust, Series 2004-RS8, Class MII2, 5.257% (1-Month TSFR + 1.839%) due 8/25/34(a)	1,619,929
1,899,049	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 4.553% (1-Month TSFR + 0.879%) due 2/25/35(a)	2,023,555
	Total WL Collateral CMO	3,643,484
	TOTAL ASSET-BACKED SECURITIES
	(Cost – $59,041,018)	59,959,055
COLLATERALIZED LOAN OBLIGATIONS – 1.1%
Other ABS – 1.1%
5,000,000	Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, 5.084% (3-Month TSFR + 1.412%) due 4/15/34(a)(b)	5,006,246
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 9.735% (3-Month TSFR + 6.012%) due 6/15/31(a)(b)	211,500
1,066,684	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 10.524% (3-Month TSFR + 6.852%) due 10/15/29(a)(b)	474,954
	Total Other ABS	5,692,700
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $6,154,205)	5,692,700
Shares/Units
COMMON STOCKS – 16.6%
CONSUMER CYCLICAL – 0.8%
Entertainment – 0.8%
64,905	Golden Entertainment Inc.	1,875,754
161,554	Penn Entertainment Inc.*	2,526,705
	Total Entertainment	4,402,459
	TOTAL CONSUMER CYCLICAL	4,402,459

See Notes to Financial Statements.
269

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL – 2.9%
Biotechnology – 2.0%
2,200	Apogee Therapeutics Inc.*	$154,000
15,416	Crinetics Pharmaceuticals Inc.*	633,598
14,085	Septerna Inc.*	408,747
7,098	Viridian Therapeutics Inc.*	208,539
205,562	Xenon Pharmaceuticals Inc.*	8,886,445
	Total Biotechnology	10,291,329
Commercial Services – 0.9%
227,395	WillScot Holdings Corp.	4,914,006
	TOTAL CONSUMER NON-CYCLICAL	15,205,335
DIVERSIFIED – 8.5%
SPACs – 8.5%
174,682	Apex Treasury Corp., Class A Shares*	1,732,845
406,488	Archimedes Tech SPAC Partners II Co.*	4,280,319
474,136	Bold Eagle Acquisition Corp., Class A Shares*	4,987,911
70,586	BTC Development Corp., Class A Shares*	707,978
63,886	Cantor Equity Partners III Inc., Class A Shares*	654,831
35,001	Cantor Equity Partners V Inc., Class A Shares*	355,260
15,608	Churchill Capital Corp. XI*	160,294
208,042	Daedalus Special Acquisition Corp.*(c)	2,099,144
209,974	Dynamix Corp. III, Class A Shares*	2,082,942
138,902	Galata Acquisition Corp. II, Class A Shares*(c)	1,391,798
213,051	Gesher Acquisition Corp. II, Class A Shares*(c)	2,209,339
33,162	HCM III Acquisition Corp., Class A Shares*	336,263
332,626	Highview Merger Corp., Class A Shares*	3,352,870
34,952	Insight Digital Partners II, Class A Shares*	347,423
511,975	K&F Growth Acquisition Corp. II, Class A Shares*(c)	5,319,420
258,430	Legato Merger Corp. IV*	2,586,884
265,063	NewHold Investment Corp. III, Class A Shares*	2,756,655
479,838	Oaktree Acquisition Corp. III Life Sciences, Class A Shares*(c)	5,071,888
210,105	OneIM Acquisition Corp.*	2,124,162
222,075	Willow Lane Acquisition Corp., Class A Shares*	2,369,540
	Total SPACs	44,927,766
	TOTAL DIVERSIFIED	44,927,766
FINANCIAL – 2.2%
Banks – 0.6%
256,100	Blue Foundry Bancorp*	3,375,398
Diversified Financial Services – 0.9%
242,691	Jefferson Capital Inc.	5,006,715
Investment Companies – 0.7%
290,604	Cannae Holdings Inc.	3,545,369
	TOTAL FINANCIAL	11,927,482

See Notes to Financial Statements.
270

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)

Shares/Units	Security	Value
INDUSTRIAL – 1.9%
Metal Fabricate/Hardware – 1.0%
658,377	Hillman Solutions Corp.*	$5,398,692
Transportation – 0.9%
72,946	GXO Logistics Inc.*	4,583,197
	TOTAL INDUSTRIAL	9,981,889
TECHNOLOGY – 0.3%
Software – 0.3%
205,250	Porch Group Inc.*	1,685,102
	TOTAL COMMON STOCKS (Cost – $87,303,186)	88,130,033
OPEN-END FUND – 14.1%
6,534,718	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares (Cost – $74,544,504)	74,757,171
EXCHANGE TRADED FUND (ETF) – 4.3%
837,887	Franklin Systematic Style Premia (Cost – $22,974,862)	23,167,575
WARRANTS – 0.2%
DIVERSIFIED – 0.2%
SPACs – 0.2%
87,341	Apex Treasury Corp.*(c)	20,962
203,244	Archimedes Tech SPAC Partners II Co.*(c)	115,991
133,619	Berto Acquisition Corp.*(c)	41,422
468,723	Bridger Aerospace Group Holdings Inc.*(c)	234,127
17,646	BTC Development Corp.*(c)	7,291
556,875	Calidi Biotherapeutics Inc.*(c)	3,341
104,987	Dynamix Corp. III*(c)	34,646
46,300	Galata Acquisition Corp. II*(c)	14,821
106,525	Gesher Acquisition Corp. II*(c)	27,803
146,171	Haymaker Acquisition Corp. 4*(c)	211,948
11,054	HCM III Acquisition Corp.*(c)	6,743
166,313	Highview Merger Corp.*(c)	39,965
17,476	Insight Digital Partners II*(c)	5,208
131,807	Inspirato Inc.*(d)	870
132,531	NewHold Investment Corp. III*(c)	57,359
100,093	Oaktree Acquisition Corp. III Life Sciences*(c)	50,057
358,816	Pagaya Technologies Ltd.*(c)	41,264
77,310	SomaLogic Inc.*(c)(d)	7,808
	Total SPACs	921,626
	TOTAL DIVERSIFIED	921,626
	TOTAL WARRANTS (Cost – $1,626,883)	921,626

See Notes to Financial Statements.
271

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)

Shares/Units	Security	Value
RIGHTS – 0.0%
667,287	Bold Eagle Acquisition Corp.*(c)	$193,513
611,174	K&F Growth Acquisition Corp. II*(c)	110,012
	TOTAL RIGHTS (Cost – $232,027)	303,525
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $364,655,305).	370,058,740
Face Amount
SHORT-TERM INVESTMENTS – 26.0%
TIME DEPOSITS – 26.0%
$79,205,643	Citibank – New York, 2.980% due 3/2/26	79,205,643
58,877,282	JPMorgan Chase & Co. – New York, 2.980% due 3/2/26	58,877,282
	TOTAL TIME DEPOSITS (Cost – $138,082,925)	138,082,925
	TOTAL INVESTMENTS – 95.6% (Cost – $502,738,230)	508,141,665
	Other Assets in Excess of Liabilities – 4.4%	23,489,059
	TOTAL NET ASSETS – 100.0%	$531,630,724

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2026.
(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $62,114,724 and represents 11.68% of net assets.

(c)	Illiquid security. The aggregate value of illiquid holdings at February 28, 2026, amounts to $17,315,870 and represents 3.26% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C02, Class 1B, 16.032% (SOFR30A + 12.364%) due 9/25/28	8/10/2021	$537,977	$3,400,129	0.64%
Series 2016-C03, Class 2M2, 9.682% (SOFR30A + 6.014%) due 10/25/28	3/17/2020	2,941,204	691,271	0.13%
Series 2016-C04, Class 1B, 14.032% (SOFR30A + 10.364%) due 1/25/29	4/13/2022	1,355,446	1,294,959	0.24%
Series 2016-C06, Class 1B, 13.032% (SOFR30A + 9.364%) due 4/25/29	3/11/2022	2,850,909	4,826,594	0.91%
Freddie Mac Structured Agency Credit Risk Debt Notes: Series 2017-HQA3, Class B1, 8.232% (SOFR30A + 4.564%) due 4/25/30	4/29/2021	4,504,500	4,536,675	0.85%
			$14,749,628	2.77%

See Notes to Financial Statements.
272

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)
Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
SPACs	— Special Purpose Acquisition Companies
TSFR	— CME Term SOFR Reference Rate
Summary of Investments by Security Industry^

Collateralized Mortgage Obligations	23.0%
Common Stocks	17.3
Open-End Fund	14.7
Asset-Backed Securities	11.8
Exchange Traded Fund (ETF)	4.6
Collateralized Loan Obligations	1.1
Warrants	0.2
Rights	0.1
Short-Term Investments	27.2
100.0%

^	As a percentage of total investments.
OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation (Depreciation)
USD	4,739,877	5/4/2026	MSCS	1-Month	USD-Federal Funds-H.15 - 36 bps	MSHEWSC Basket*	$(28,506)
USD	8,834,454	4/22/2026	GSC	3-month	USD-Federal Funds-H.15 - 115 bps	GSUCDHY1 Basket**	(34,546)
USD	2,694,563	5/4/2026	MSCS	1-Month	USD-Federal Funds-H.15 - 35 bps	MSDRCASI Basket***	73,625
USD	21,354,474	5/4/2026	MSCS	1-Month	USD-Federal Funds-H.15 - 102 bps	MSXXBIOH Basket****	171,183
							$181,756

*	MSHEWSC Basket consists of a portfolio of:

Security	Shares	Value as of February 28, 2026	% of the Basket
Comfort Systems USA Inc.	1,082	$(2,878)	10.10%
API Group Corp.	24,072	(1,990)	6.98%
United Rentals Inc.	1,226	(1,915)	6.72%
Ferguson Enterprises Inc.	3,835	(1,859)	6.52%
MasTec Inc.	3,292	(1,825)	6.40%
Ryder System Inc.	3,808	(1,569)	5.50%
SiteOne Landscape Supply Inc.	5,829	(1,549)	5.43%
Quanta Services Inc.	1,473	(1,542)	5.41%
McGrath RentCorp.	6,888	(1,421)	4.99%
AECOM	6,253	(1,139)	4.00%
MSC Industrial Direct Co., Inc.	6,203	(1,082)	3.80%

See Notes to Financial Statements.
273

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of February 28, 2026	% of the Basket
Air Lease Corp.	7,787	$(939)	3.29%
Genuine Parts Co.	4,010	(889)	3.12%
Advanced Drainage Systems Inc.	2,741	(873)	3.06%
Primoris Services Corp.	2,926	(820)	2.88%
Pitney Bowes Inc.	37,435	(747)	2.62%
Construction Partners Inc.	2,898	(724)	2.54%
Sensata Technologies Holding PLC	10,134	(704)	2.47%
Fluor Corp.	6,927	(674)	2.36%
Core & Main Inc.	5,806	(585)	2.05%
Fastenal Co.	6,406	(548)	1.92%
AerCap Holdings NV	1,788	(497)	1.74%
Terex Corp.	3,872	(495)	1.74%
Stanley Black & Decker Inc.	2,340	(376)	1.32%
Atkore Inc.	2,740	(330)	1.16%
nVent Electric PLC	1,152	(254)	0.89%
Builders FirstSource Inc.	736	(143)	0.50%
Trex Co., Inc.	1,802	(139)	0.49%

**	GSUCDHY1 Basket consists of a portfolio of:

Security	Shares	Value as of February 28, 2026	% of the Basket
Asbury Automotive Group Inc.	373,426	$(1,437)	4.17%
Ardagh Metal Packaging Finance USA LLC	373,426	(1,437)	4.17%
Aramark Services Inc.	373,426	(1,437)	4.17%
Ball Corporation	373,426	(1,437)	4.17%
Bath & BodyWorks Inc.	373,426	(1,437)	4.16%
1011778 B.C. Unlimited Liability Company	373,426	(1,437)	4.16%
Builders FirstSource Inc.	373,426	(1,437)	4.16%
Standard Building Solutions Inc.	373,426	(1,437)	4.16%
EMRLD Borrower LP	373,426	(1,437)	4.16%
Fertitta Entertainment LLC	373,426	(1,438)	4.16%
GFL Environment Inc.	373,426	(1,438)	4.16%
Chart Industries Inc.	373,426	(1,438)	4.16%
Hilton Domestic Operating Company Inc.	373,426	(1,438)	4.16%
Imola Merger Corp.	373,426	(1,438)	4.16%
Las Vegas Sands Corp.	373,426	(1,438)	4.16%
MGM Resorts International	373,426	(1,438)	4.16%
NCL Corporation Ltd.	373,426	(1,438)	4.16%
Rolls-Royce PLC	373,426	(1,438)	4.16%
Sensata Technologies BV	373,426	(1,438)	4.16%
Transdigm Inc.	373,426	(1,438)	4.16%
Viking Cruises Ltd.	373,425	(1,438)	4.16%
Wesco Distribution Inc.	373,425	(1,438)	4.16%
Wynn Las Vegas LLC	373,425	(1,438)	4.16%
Yum! Brands Inc.	373,425	(1,438)	4.16%
Weatherford International Ltd.	11,192	(43)	0.12%

***	MSDRCASI Basket consists of a portfolio of:
See Notes to Financial Statements.
274

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of February 28, 2026	% of the Basket
Boyd Gaming Corp.	15,712	$8,657	11.76%
Travel + Leisure Co.	13,167	6,424	8.73%
Red Rock Resorts Inc.	14,691	5,889	8.00%
Wyndham Hotels & Resorts Inc.	9,981	5,405	7.34%
MGM Resorts International	19,457	4,748	6.45%
Carnival Corp.	21,926	4,579	6.22%
Marriott International Inc/MD	1,794	4,059	5.51%
Marriott Vacations Worldwide Corp.	8,063	3,470	4.71%
Norwegian Cruise Line Holdings Ltd.	20,471	3,359	4.56%
Las Vegas Sands Corp.	8,325	3,126	4.25%
Brightstar Lottery PLC	33,083	2,970	4.03%
Wynn Resorts Ltd.	3,958	2,834	3.85%
Vail Resorts Inc.	2,840	2,553	3.47%
Callaway Golf Co.	24,907	2,318	3.15%
Hyatt Hotels Corp.	2,150	2,299	3.12%
Monarch Casino & Resort Inc.	3,573	2,273	3.09%
Dine Brands Global Inc.	9,481	1,943	2.64%
Airbnb Inc.	2,136	1,910	2.59%
Churchill Downs Inc.	2,178	1,326	1.80%
Portillo’s Inc.	36,175	1,279	1.74%
DraftKings Inc.	8,037	1,268	1.72%
Bloomin’ Brands Inc.	23,095	936	1.27%

****	MSXXBIOH Basket consists of a portfolio of:

Security	Shares	Value as of February 28, 2026	% of the Basket
ImmunityBio Inc.	16,776	$ 1,792	1.06%
Iovance Biotherapeutics Inc.	42,164	1,778	1.05%
BioCryst Pharmaceuticals Inc.	16,673	1,593	0.94%
Erasca Inc.	10,544	1,573	0.92%
Roivant Sciences Ltd.	4,954	1,566	0.92%
Moderna Inc.	2,597	1,521	0.89%
SELLAS Life Sciences Group Inc.	27,371	1,475	0.86%
Novavax Inc.	13,191	1,462	0.85%
Kymera Therapeutics Inc.	1,431	1,429	0.84%
Palvella Therapeutics Inc.	964	1,422	0.83%
CRISPR Therapeutics AG	2,140	1,407	0.82%
Legend Biotech Corp.	6,717	1,395	0.81%
Capricor Therapeutics Inc.	4,552	1,389	0.81%
Viking Therapeutics Inc.	3,716	1,374	0.80%
Amgen Inc.	324	1,373	0.80%
CG oncology Inc.	2,134	1,371	0.80%
Summit Therapeutics Inc.	7,527	1,365	0.80%
Agios Pharmaceuticals Inc.	4,046	1,337	0.78%
Vaxcyte Inc.	1,980	1,336	0.78%
MoonLake Immunotherapeutics	6,890	1,318	0.77%
Praxis Precision Medicines Inc.	357	1,313	0.77%
BioMarin Pharmaceutical Inc.	1,943	1,311	0.77%
Protagonist Therapeutics Inc.	1,295	1,303	0.76%
Revolution Medicines Inc.	1,167	1,301	0.76%
United Therapeutics Corp.	236	1,299	0.76%

See Notes to Financial Statements.
275

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of February 28, 2026	% of the Basket
Biogen Inc.	614	$1,286	0.75%
Centessa Pharmaceuticals PLC	4,382	1,286	0.75%
Vertex Pharmaceuticals Inc.	237	1,286	0.75%
Intellia Therapeutics Inc.	8,514	1,282	0.75%
Immunovant Inc.	4,221	1,279	0.75%
Beam Therapeutics Inc.	3,971	1,235	0.72%
Celcuity Inc.	1,010	1,233	0.72%
ACADIA Pharmaceuticals Inc.	4,566	1,225	0.72%
Biohaven Ltd.	9,713	1,223	0.71%
Syndax Pharmaceuticals Inc.	5,152	1,222	0.71%
TG Therapeutics Inc.	3,711	1,220	0.71%
Kiniksa Pharmaceuticals International PLC	2,499	1,215	0.71%
Incyte Corp.	1,089	1,205	0.70%
Krystal Biotech Inc.	397	1,196	0.70%
Denali Therapeutics Inc.	5,134	1,188	0.69%
Insmed Inc.	728	1,187	0.69%
Cytokinetics Inc.	1,730	1,176	0.69%
Olema Pharmaceuticals Inc.	4,412	1,167	0.68%
Alnylam Pharmaceuticals Inc.	321	1,166	0.68%
Neurocrine Biosciences Inc.	806	1,164	0.68%
Ionis Pharmaceuticals Inc.	1,309	1,161	0.68%
Nuvalent Inc.	1,038	1,156	0.68%
Ideaya Biosciences Inc.	3,252	1,144	0.67%
ORIC Pharmaceuticals Inc.	7,773	1,142	0.67%
Ultragenyx Pharmaceutical Inc.	4,463	1,141	0.67%
Viridian Therapeutics Inc.	3,546	1,139	0.67%
Scholar Rock Holding Corp.	2,317	1,121	0.65%
Catalyst Pharmaceuticals Inc.	4,439	1,120	0.65%
Mineralys Therapeutics Inc.	3,499	1,119	0.65%
Spyre Therapeutics Inc.	2,361	1,110	0.65%
Vera Therapeutics Inc.	2,485	1,108	0.65%
Travere Therapeutics Inc.	3,397	1,106	0.65%
Halozyme Therapeutics Inc.	1,449	1,101	0.64%
Arrowhead Pharmaceuticals Inc.	1,585	1,096	0.64%
Tango Therapeutics Inc.	8,980	1,093	0.64%
ADMA Biologics Inc.	6,419	1,092	0.64%
Madrigal Pharmaceuticals Inc.	231	1,091	0.64%
PTC Therapeutics Inc.	1,463	1,090	0.64%
Apellis Pharmaceuticals Inc.	4,751	1,088	0.64%
Recursion Pharmaceuticals Inc.	27,037	1,084	0.63%
Stoke Therapeutics Inc.	2,687	1,069	0.62%
Mirum Pharmaceuticals Inc.	1,058	1,067	0.62%
Rhythm Pharmaceuticals Inc.	1,043	1,057	0.62%
Caris Life Sciences Inc.	4,800	1,057	0.62%
Bridgebio Pharma Inc.	1,454	1,056	0.62%
Alkermes PLC	3,205	1,054	0.62%
Arcus Biosciences Inc.	4,736	1,054	0.62%
Monte Rosa Therapeutics Inc.	5,416	1,051	0.61%
Soleno Therapeutics Inc.	2,459	1,050	0.61%
Disc Medicine Inc.	1,418	1,032	0.60%
Corvus Pharmaceuticals Inc.	5,168	1,031	0.60%
Nurix Therapeutics Inc.	5,859	1,022	0.60%

See Notes to Financial Statements.
276

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of February 28, 2026	% of the Basket
Ardelyx Inc.	14,174	$1,015	0.59%
Newamsterdam Pharma Co., NV	2,611	1,012	0.59%
Sarepta Therapeutics Inc.	5,486	1,005	0.59%
Dyne Therapeutics Inc.	5,836	996	0.58%
Immunome Inc.	4,169	996	0.58%
XOMA Royalty Corp.	3,565	995	0.58%
Day One Biopharmaceuticals Inc.	8,578	994	0.58%
AnaptysBio Inc.	1,644	989	0.58%
Relay Therapeutics Inc.	8,551	959	0.56%
Zenas Biopharma Inc.	3,284	946	0.55%
Altimmune Inc.	19,988	941	0.55%
Janux Therapeutics Inc.	6,310	938	0.55%
Celldex Therapeutics Inc.	2,817	926	0.54%
Kodiak Sciences Inc.	3,119	913	0.53%
Tyra Biosciences Inc.	2,441	888	0.52%
Vir Biotechnology Inc.	8,419	836	0.49%
Zymeworks Inc.	3,191	812	0.47%
Vericel Corp.	2,069	807	0.47%
Allogene Therapeutics Inc.	26,234	797	0.47%
Geron Corp.	43,118	792	0.46%
Monopar Therapeutics Inc.	1,303	780	0.46%
Oruka Therapeutics Inc.	1,958	736	0.43%
Aurinia Pharmaceuticals Inc.	4,660	722	0.42%
Immunocore Holdings PLC	2,024	714	0.42%
Vor BioPharma Inc.	4,184	706	0.41%
uniQure NV	4,045	691	0.40%
Inhibrx Biosciences Inc.	842	682	0.40%
UroGen Pharma Ltd.	2,827	670	0.39%
KalVista Pharmaceuticals Inc.	3,744	666	0.39%
Compass Therapeutics Inc.	10,678	659	0.39%
Zai Lab Ltd.	3,104	652	0.38%
Prime Medicine Inc.	12,700	641	0.37%
Annexon Inc.	10,384	635	0.37%
Precigen Inc.	15,335	635	0.37%
MannKind Corp.	17,689	634	0.37%
GRAIL Inc.	1,054	613	0.36%
ARS Pharmaceuticals Inc.	5,815	590	0.34%
Rigel Pharmaceuticals Inc.	1,549	588	0.34%
CytomX Therapeutics Inc.	9,955	584	0.34%
Rezolute Inc.	15,782	554	0.32%
Taysha Gene Therapies Inc.	10,858	538	0.31%
Kura Oncology Inc.	5,311	507	0.30%
Verastem Inc.	7,893	493	0.29%
Sana Biotechnology Inc.	10,330	475	0.28%
Rocket Pharmaceuticals Inc.	8,525	467	0.27%
Palisade Bio Inc.	24,070	466	0.27%
Evommune Inc.	1,627	462	0.27%
Cullinan Therapeutics Inc.	2,709	459	0.27%
ArriVent Biopharma Inc.	1,798	451	0.26%
Sionna Therapeutics Inc.	1,115	445	0.26%
Ocugen Inc.	21,709	432	0.25%
Ironwood Pharmaceuticals Inc.	11,417	427	0.25%

See Notes to Financial Statements.
277

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of February 28, 2026	% of the Basket
Absci Corp.	13,787	$413	0.24%
Compass Pathways PLC	5,449	411	0.24%
Cabaletta Bio Inc.	11,063	401	0.23%
Immuneering Corp.	7,360	401	0.23%
Vanda Pharmaceuticals Inc.	4,103	400	0.23%
Replimune Group Inc.	4,618	386	0.23%
Xencor Inc.	2,730	381	0.22%
Immix Biopharma Inc.	4,071	359	0.21%
Protara Therapeutics Inc.	5,081	353	0.21%
REGENXBIO Inc.	3,564	352	0.21%
Savara Inc.	5,278	347	0.20%
Kyverna Therapeutics Inc.	3,853	346	0.20%
4D Molecular Therapeutics Inc.	3,258	344	0.20%
Bicara Therapeutics Inc.	1,836	337	0.20%
Forte Biosciences Inc.	974	322	0.19%
Lexeo Therapeutics Inc.	3,903	306	0.18%
Perspective Therapeutics Inc.	5,132	303	0.18%
Anavex Life Sciences Corp.	6,159	298	0.17%
Abeona Therapeutics Inc.	5,162	289	0.17%
Aktis Oncology Inc.	1,305	287	0.17%
Avalo Therapeutics Inc.	1,418	271	0.16%
Tonix Pharmaceuticals Holding Corp.	1,764	269	0.16%
Solid Biosciences Inc.	3,762	255	0.15%
Invivyd Inc.	13,503	249	0.15%
Tectonic Therapeutic Inc.	939	241	0.14%
Upstream Bio Inc.	2,847	239	0.14%
Century Therapeutics Inc.	9,370	238	0.14%
MiMedx Group Inc.	4,329	231	0.14%
Arbutus Biopharma Corp.	4,372	223	0.13%
Cibus Inc.	5,481	221	0.13%
Larimar Therapeutics Inc.	3,761	218	0.13%
Opus Genetics Inc.	4,776	217	0.13%
Humacyte Inc.	17,607	215	0.13%
Keros Therapeutics Inc.	1,370	212	0.12%
Myriad Genetics Inc.	3,976	200	0.12%
Climb Bio Inc.	2,504	196	0.11%
Elicio Therapeutics Inc.	1,370	195	0.11%
Karyopharm Therapeutics Inc.	1,886	194	0.11%
Aldeyra Therapeutics Inc.	3,230	193	0.11%
Immunic Inc.	17,186	192	0.11%
Prothena Corp. PLC	2,020	191	0.11%
Unicycive Therapeutics Inc.	2,503	190	0.11%
Gain Therapeutics Inc.	6,500	185	0.11%
Editas Medicine Inc.	7,541	181	0.11%
iBio Inc.	5,775	178	0.10%
Sutro Biopharma Inc.	795	178	0.10%
Anika Therapeutics Inc.	1,125	177	0.10%
Arcturus Therapeutics Holdings Inc.	1,940	174	0.10%
Immatics NV	1,537	174	0.10%
Jade Biosciences Inc.	1,058	172	0.10%
C4 Therapeutics Inc.	5,707	168	0.10%
Neurogene Inc.	653	168	0.10%

See Notes to Financial Statements.
278

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of February 28, 2026	% of the Basket
Candel Therapeutics Inc.	2,889	$166	0.10%
PepGen Inc.	2,422	165	0.10%
Inhibikase Therapeutics Inc.	7,322	164	0.10%
Oncolytics Biotech Inc.	13,145	162	0.09%
Crescent Biopharma Inc.	1,226	162	0.09%
Achieve Life Sciences Inc.	3,243	162	0.09%
Akebia Therapeutics Inc.	11,242	161	0.09%
Zura Bio Ltd.	2,219	161	0.09%
Equillium Inc.	8,018	159	0.09%
Autolus Therapeutics PLC	8,348	156	0.09%
Alector Inc.	5,868	156	0.09%
Fate Therapeutics Inc.	9,611	155	0.09%
Biomea Fusion Inc.	10,269	154	0.09%
Acumen Pharmaceuticals Inc.	4,479	154	0.09%
Sagimet Biosciences Inc.	2,461	154	0.09%
MeiraGTx Holdings PLC	1,853	153	0.09%
Nkarta Inc.	5,181	153	0.09%
Caribou Biosciences Inc.	7,349	153	0.09%
Avita Medical Inc.	2,743	151	0.09%
Surrozen Inc.	492	149	0.09%
MapLight Therapeutics Inc.	784	148	0.09%
Cardiff Oncology Inc.	6,868	146	0.09%
Agenus Inc.	4,000	146	0.09%
Prelude Therapeutics Inc.	4,791	145	0.08%
Genelux Corp.	4,423	144	0.08%
Enanta Pharmaceuticals Inc.	918	143	0.08%
MAIA Biotechnology Inc.	5,780	143	0.08%
Eledon Pharmaceuticals Inc.	4,931	141	0.08%
Silence Therapeutics PLC	2,366	141	0.08%
MacroGenics Inc.	6,396	139	0.08%
Lineage Cell Therapeutics Inc.	6,612	139	0.08%
Coherus Oncology Inc.	7,544	138	0.08%
ADC Therapeutics SA	3,071	138	0.08%
ProKidney Corp.	5,590	137	0.08%
Assembly Biosciences Inc.	419	137	0.08%
Precision BioSciences Inc.	2,968	136	0.08%
Inovio Pharmaceuticals Inc.	6,847	135	0.08%
Pyxis Oncology Inc.	8,409	135	0.08%
Engene Holdings Inc.	1,218	135	0.08%
Cartesian Therapeutics Inc.	1,616	134	0.08%
Annovis Bio Inc.	4,530	133	0.08%
Voyager Therapeutics Inc.	2,954	132	0.08%
Corbus Pharmaceuticals Holding Inc.	1,405	132	0.08%
OS Therapies Inc.	8,166	131	0.08%
Entrada Therapeutics Inc.	1,005	131	0.08%
Protalix BioTherapeutics Inc.	4,126	130	0.08%
vTv Therapeutics Inc.	307	128	0.07%
BridgeBio Oncology Therapeutic Inc.	1,164	128	0.07%
Ovid therapeutics Inc.	7,142	127	0.07%
ProQR Therapeutics NV	7,306	127	0.07%
Korro Bio Inc.	949	126	0.07%
Shattuck Labs Inc.	2,934	126	0.07%

See Notes to Financial Statements.
279

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(continued)

Security	Shares	Value as of February 28, 2026	% of the Basket
Design Therapeutics Inc.	1,098	$125	0.07%
Coya Therapeutics Inc.	2,306	125	0.07%
Exagen Inc.	3,153	125	0.07%
Jasper Therapeutics Inc.	8,221	124	0.07%
Black Diamond Therapeutics Inc.	4,584	124	0.07%
Foghorn Therapeutics Inc.	1,961	122	0.07%
Aura Biosciences Inc.	1,874	121	0.07%
Bicycle Therapeutics PLC	1,880	118	0.07%
Canton Strategic Holdings Inc.	2,121	118	0.07%
DiaMedica Therapeutics Inc.	1,352	117	0.07%
Adicet Bio Inc.	1,482	117	0.07%
Lyell Immunopharma Inc.	448	117	0.07%
Cypherpunk Technologies Inc.	17,117	117	0.07%
Forum Markets Inc.	3,026	117	0.07%
aTyr Pharma Inc.	11,086	116	0.07%
Galectin Therapeutics Inc.	3,552	116	0.07%
Amarin Corp. PLC	759	114	0.07%
NovaBridge Biosciences	3,180	114	0.07%
Zentalis Pharmaceuticals Inc.	4,343	113	0.07%
Passage Bio Inc.	1,132	113	0.07%
Coeptis Therapeutics Holdings	856	113	0.07%
X4 Pharmaceuticals Inc.	2,976	112	0.07%
AC Immune SA	3,405	109	0.06%
Acrivon Therapeutics Inc.	6,594	109	0.06%
Benitec Biopharma Inc.	909	108	0.06%
Heron Therapeutics Inc.	8,262	107	0.06%
Marker Therapeutics Inc.	6,406	104	0.06%
Organogenesis Holdings Inc.	2,880	101	0.06%
Puma Biotechnology Inc.	1,618	101	0.06%
Gossamer Bio Inc.	20,323	94	0.06%
Alvotech SA	2,152	94	0.05%
Tenaya Therapeutics Inc.	13,974	86	0.05%
Spruce Biosciences Inc.	136	82	0.05%

At February 28, 2026, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:
OTC Credit Default Swaps on Indexes - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/26(2)	Notional Amounts(3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.37	5.000%	12/20/26	3-month	GSC	0.196%	USD	15,000,000	$728,608	$1,228,500	$(499,892)
CDX.NA.HY.39	5.000%	12/20/27	3-month	GSC	0.803%	USD	20,000,000	1,673,793	1,725,000	(51,207)
CDX.NA.HY.41	5.000%	12/20/28	3-month	GSC	0.593%	USD	15,000,000	1,930,110	1,945,500	(15,390)
CDX.NA.HY.45	5.000%	12/20/30	3-month	MSCS	1.916%	USD	30,000,000	4,358,048	4,245,900	112,148
CDX.NA.IG.45	1.000%	12/20/30	3-month	MSCS	2.186%	USD	20,000,000	(995,857)	(954,000)	(41,857)
CDX.NA.IG.45	1.000%	12/20/30	3-month	GSC	4.372%	USD	40,000,000	(1,991,716)	(2,000,000)	8,284
CDX.NA.IG.45	1.000%	12/20/30	3-month	GSC	2.186%	USD	20,000,000	(995,858)	(964,000)	(31,858)
								$4,707,128	$5,226,900	$(519,772)

See Notes to Financial Statements.
280

Schedules of Investments
February 28, 2026
Destinations Multi Strategy Alternatives Fund(concluded)
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC	— Goldman Sachs & Co.
MSCS	— Morgan Stanley Capital Services LLC

Shares/Units	Security	Value
SECURITIES SOLD SHORT – 1.4%
COMMON STOCKS – 1.4%
FINANCIAL – 1.4%
Banks – 0.6%
166,000	Fulton Financial Corp.	$3,394,700
Equity Real Estate Investment Trusts (REITs) – 0.8%
130,705	VICI Properties Inc., Class A Shares	3,948,598
	TOTAL FINANCIAL	7,343,298
	TOTAL COMMON STOCKS (Proceeds – $6,902,963)	7,343,298
	TOTAL SECURITIES SOLD SHORT – 1.4% (Proceeds – $6,902,963)	$7,343,298

See Notes to Financial Statements.
281

Schedules of Investments
February 28, 2026
Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS – 97.8%
BASIC MATERIALS – 1.7%
Chemicals – 1.2%
7,209	Dow Inc.	$221,533
1,139	Linde PLC	578,703
2,677	LyondellBasell Industries NV, Class A Shares	153,981
1,318	RPM International Inc.	150,410
	Total Chemicals	1,104,627
Iron/Steel – 0.1%
3,110	Vale SA, Class B Shares, ADR	53,430
Mining – 0.4%
1,461	Barrick Mining Corp.	74,131
3,660	Freeport-McMoRan Inc.	249,173
420	Southern Copper Corp.	91,686
	Total Mining	414,990
	TOTAL BASIC MATERIALS	1,573,047
COMMUNICATIONS – 17.0%
Internet – 15.1%
801	Alphabet Inc., Class A Shares(a)	249,720
17,870	Alphabet Inc., Class C Shares(a)	5,565,254
16,588	Amazon.com Inc.*(a)	3,483,480
234	AppLovin Corp., Class A Shares*	101,736
88	Booking Holdings Inc.	373,063
11	MercadoLibre Inc.*	19,333
4,097	Meta Platforms Inc., Class A Shares(a)	2,655,593
9,400	Netflix Inc.*(a)	904,656
728	Palo Alto Networks Inc.*	108,414
653	Roku Inc., Class A Shares*	64,262
586	Shopify Inc., Class A Shares*	70,748
3,026	Uber Technologies Inc.*	228,221
	Total Internet	13,824,480
Media – 0.8%
767	Charter Communications Inc., Class A Shares*	179,961
10,587	Comcast Corp., Class A Shares	327,774
253	New York Times Co., Class A Shares	20,187
2,285	Walt Disney Co.(a)	242,301
	Total Media	770,223
Telecommunications – 1.1%
805	Arista Networks Inc.*	107,467
7,852	Cisco Systems Inc.(a)	623,920
13,618	Telefonaktiebolaget LM Ericsson, ADR	157,969
7,403	Vodafone Group PLC, ADR	113,710
	Total Telecommunications	1,003,066
	TOTAL COMMUNICATIONS	15,597,769

See Notes to Financial Statements.
282

Schedules of Investments
February 28, 2026
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 8.1%
Airlines – 0.3%
4,554	Delta Air Lines Inc.	$299,198
Apparel – 0.1%
2,089	NIKE Inc., Class B Shares	129,894
Auto Manufacturers – 2.1%
4,759	Tesla Inc.*(a)	1,915,545
Auto Parts & Equipment – 0.2%
630	Autoliv Inc.	74,668
1,368	Magna International Inc.	86,252
	Total Auto Parts & Equipment	160,920
Distribution/Wholesale – 0.4%
307	WW Grainger Inc.	351,432
Food Service – 0.0%
1,163	Aramark	48,672
Home Builders – 0.4%
2,377	Toll Brothers Inc.	373,760
Leisure Time – 0.0%
223	Planet Fitness Inc., Class A Shares*	18,319
Lodging – 0.1%
1,245	Las Vegas Sands Corp.	70,616
Retail – 4.5%
80	Burlington Stores Inc.*	24,550
874	Costco Wholesale Corp.	883,431
192	Dick’s Sporting Goods Inc.	39,097
1,045	Home Depot Inc.(a)	397,852
1,426	McDonald’s Corp.	486,352
831	Restaurant Brands International Inc.	59,591
3,664	TJX Cos., Inc.	592,322
11,892	Walmart Inc.(a)	1,521,581
482	Williams-Sonoma Inc.	99,123
	Total Retail	4,103,899
	TOTAL CONSUMER CYCLICAL	7,472,255
CONSUMER NON-CYCLICAL – 12.1%
Agriculture – 1.1%
2,467	British American Tobacco PLC, ADR	154,558
4,598	Philip Morris International Inc.	859,044
	Total Agriculture	1,013,602
Beverages – 1.2%
4,469	Brown-Forman Corp., Class B Shares	128,975
287	Coca-Cola Europacific Partners PLC	31,694
1,097	Constellation Brands Inc., Class A Shares	173,173
5,815	Keurig Dr Pepper Inc.	176,078

See Notes to Financial Statements.
283

Schedules of Investments
February 28, 2026
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
5,072	Molson Coors Beverage Co., Class B Shares	$248,477
3,491	Monster Beverage Corp.*	297,782
	Total Beverages	1,056,179
Biotechnology – 1.0%
185	Alnylam Pharmaceuticals Inc.*	61,590
1,432	Amgen Inc.	555,845
203	Biogen Inc.*	38,939
415	Illumina Inc.*	55,801
152	Regeneron Pharmaceuticals Inc.	118,814
182	United Therapeutics Corp.*	91,710
	Total Biotechnology	922,699
Commercial Services – 0.0%
509	Booz Allen Hamilton Holding Corp., Class A Shares	40,124
Cosmetics/Personal Care – 0.2%
769	Estee Lauder Cos., Inc., Class A Shares	84,182
6,156	Kenvue Inc.	117,703
	Total Cosmetics/Personal Care	201,885
Food – 0.4%
6,632	Conagra Brands Inc.	127,666
4,610	General Mills Inc.	208,510
737	US Foods Holding Corp.*	71,202
	Total Food	407,378
Healthcare-Products – 1.8%
1,127	Abbott Laboratories	131,127
1,138	Alcon AG	99,211
6,365	Baxter International Inc.	129,655
373	Exact Sciences Corp.*	38,561
1,694	GE HealthCare Technologies Inc.	142,753
849	Intuitive Surgical Inc.*	427,480
3,244	Revvity Inc.	318,918
512	Thermo Fisher Scientific Inc.	266,808
201	Waters Corp.*	64,195
	Total Healthcare-Products	1,618,708
Healthcare-Services – 1.3%
3,644	Centene Corp.*	163,543
1,135	Cigna Group	328,945
703	Elevance Health Inc.	224,960
1,544	UnitedHealth Group Inc.	452,809
	Total Healthcare-Services	1,170,257
Household Products/Wares – 0.4%
3,036	Kimberly-Clark Corp.	338,332

See Notes to Financial Statements.
284

Schedules of Investments
February 28, 2026
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 4.7%
3,399	AbbVie Inc.	$788,840
558	AstraZeneca PLC	116,315
622	DexCom Inc.*	45,674
1,358	Eli Lilly & Co.	1,428,602
238	Jazz Pharmaceuticals PLC*	45,225
3,878	Johnson & Johnson(a)	963,412
4,803	Merck & Co., Inc.	594,707
183	Novartis AG, ADR	30,857
9,278	Pfizer Inc.	256,537
2,538	Teva Pharmaceutical Industries Ltd., ADR*	85,937
	Total Pharmaceuticals	4,356,106
	TOTAL CONSUMER NON-CYCLICAL	11,125,270
ENERGY – 3.6%
Oil & Gas – 3.2%
3,338	Canadian Natural Resources Ltd.	146,104
1,579	Cenovus Energy Inc.	35,227
2,580	Chevron Corp.	481,841
10,298	Exxon Mobil Corp.(a)	1,570,445
982	HF Sinclair Corp.	49,110
3,501	Occidental Petroleum Corp.	185,833
561	Ovintiv Inc.	28,381
1,469	Phillips 66	226,711
629	Range Resources Corp.	25,965
2,703	Suncor Energy Inc.	152,774
	Total Oil & Gas	2,902,391
Pipelines – 0.4%
217	Enbridge Inc.	11,531
1,562	Targa Resources Corp.	368,320
257	TC Energy Corp.	16,543
	Total Pipelines	396,394
	TOTAL ENERGY	3,298,785
FINANCIAL – 14.8%
Banks – 4.6%
2,682	Banco Bradesco SA, ADR	10,969
7,616	Bank of America Corp.(a)	379,505
60	Bank of Montreal	8,636
1,227	East West Bancorp Inc.	134,295
2,100	First Horizon Corp.	49,959
1,067	Goldman Sachs Group Inc.	917,161
554	ICICI Bank Ltd., ADR	16,903
4,939	Itau Unibanco Holding SA, ADR	44,698

See Notes to Financial Statements.
285

Schedules of Investments
February 28, 2026
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
6,735	JPMorgan Chase & Co.(a)	$2,022,521
7,560	Wells Fargo & Co.	615,762
	Total Banks	4,200,409
Diversified Financial Services – 4.5%
1,996	American Express Co.	616,564
940	Ameriprise Financial Inc.	441,913
470	Brookfield Asset Management Ltd., Class A Shares	21,972
684	Evercore Inc., Class A Shares	211,247
1,682	Jefferies Financial Group Inc.	74,681
2,305	Mastercard Inc., Class A Shares(a)	1,192,169
2,501	Nasdaq Inc.	219,038
4,380	Visa Inc., Class A Shares(a)	1,402,213
249	Voya Financial Inc.	16,653
	Total Diversified Financial Services	4,196,450
Equity Real Estate Investment Trusts (REITs) – 1.6%
1,721	Alexandria Real Estate Equities Inc.	93,003
1,118	American Tower Corp.	214,499
2,670	Crown Castle Inc.	239,072
8,447	Realty Income Corp.	565,949
7,200	VICI Properties Inc., Class A Shares	217,512
1,569	WP Carey Inc.	117,126
	Total Equity Real Estate Investment Trusts (REITs)	1,447,161
Insurance – 3.6%
3,161	Aflac Inc.	356,972
569	Aon PLC, Class A Shares	190,882
1,059	Arthur J Gallagher & Co.	241,664
2,947	Berkshire Hathaway Inc., Class B Shares*	1,488,088
2,817	Brown & Brown Inc.	202,317
1,093	Fidelity National Financial Inc.	57,798
5,545	Manulife Financial Corp.	197,069
104	Markel Group Inc.*	215,537
187	RenaissanceRe Holdings Ltd.	56,560
1,618	Unum Group	116,059
2,545	WR Berkley Corp.	182,476
	Total Insurance	3,305,422
Private Equity – 0.3%
6,280	Brookfield Corp.	275,315
Real Estate – 0.2%
508	Jones Lang LaSalle Inc.*	160,299
	TOTAL FINANCIAL	13,585,056

See Notes to Financial Statements.
286

Schedules of Investments
February 28, 2026
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – 8.8%
Aerospace/Defense – 2.1%
1,185	Boeing Co.*	$269,623
1,276	General Dynamics Corp.	455,596
2,659	General Electric Co.	910,070
842	HEICO Corp.	268,985
	Total Aerospace/Defense	1,904,274
Building Materials – 0.4%
330	Carlisle Cos., Inc.	130,274
315	Lennox International Inc.	179,531
249	Louisiana-Pacific Corp.	21,100
	Total Building Materials	330,905
Electrical Components & Equipment – 0.5%
359	Acuity Inc.	108,271
1,651	AMETEK Inc.	394,952
	Total Electrical Components & Equipment	503,223
Electronics – 0.5%
3,344	Amphenol Corp., Class A Shares	488,425
Engineering & Construction – 0.1%
694	AECOM	67,998
Environmental Control – 0.5%
1,466	Republic Services Inc., Class A Shares	335,714
806	Waste Connections Inc.	138,737
	Total Environmental Control	474,451
Hand/Machine Tools – 0.0%
148	Lincoln Electric Holdings Inc.	42,483
Machinery-Construction & Mining – 1.8%
1,045	BWX Technologies Inc.	215,249
1,300	Caterpillar Inc.	965,679
587	GE Vernova Inc.	512,803
	Total Machinery-Construction & Mining	1,693,731
Machinery-Diversified – 1.1%
863	Deere & Co.	543,440
1,956	Graco Inc.	183,707
200	Rockwell Automation Inc.	81,490
1,580	Xylem Inc.	204,705
	Total Machinery-Diversified	1,013,342
Miscellaneous Manufacturers – 0.7%
2,170	3M Co.	358,744
682	Entegris Inc.	90,331
1,487	Textron Inc.	146,693
	Total Miscellaneous Manufacturers	595,768

See Notes to Financial Statements.
287

Schedules of Investments
February 28, 2026
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Packaging & Containers – 0.3%
393	Crown Holdings Inc.	$45,038
906	Packaging Corp. of America	210,319
	Total Packaging & Containers	255,357
Transportation – 0.8%
1,263	Canadian National Railway Co.	141,696
294	Canadian Pacific Kansas City Ltd.	25,751
1,275	Old Dominion Freight Line Inc.	258,889
2,011	United Parcel Service Inc., Class B Shares	233,196
441	XPO Inc.*	92,817
	Total Transportation	752,349
	TOTAL INDUSTRIAL	8,122,306
TECHNOLOGY – 29.1%
Computers – 7.9%
24,535	Apple Inc.(a)	6,481,657
484	Check Point Software Technologies Ltd.*	73,602
614	Dell Technologies Inc., Class C Shares	90,921
1,944	International Business Machines Corp.	466,968
198	Sandisk Corp.*	125,801
20	Super Micro Computer Inc.*	648
	Total Computers	7,239,597
Semiconductors – 14.3%
2,716	Advanced Micro Devices Inc.*	543,770
556	Applied Materials Inc.	206,999
44	ASML Holding NV, Class NY Registered Shares, ADR	63,825
8,936	Broadcom Inc.(a)	2,855,499
272	Cirrus Logic Inc.*	38,385
7,458	Intel Corp.*	340,159
2,356	Lam Research Corp.	551,045
832	Marvell Technology Inc.	67,966
1,855	Micron Technology Inc.	764,946
42,264	NVIDIA Corp.(a)	7,488,758
781	ON Semiconductor Corp.*	51,921
477	Silicon Laboratories Inc.*	97,561
95	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	35,585
	Total Semiconductors	13,106,419
Software – 6.9%
12,621	Microsoft Corp.(a)	4,956,771
3,009	Oracle Corp.	437,509
3,775	Palantir Technologies Inc., Class A Shares*	517,892
601	Salesforce Inc.(a)	117,069
470	SAP SE, ADR	94,719
797	ServiceNow Inc.*	86,084

See Notes to Financial Statements.
288

Schedules of Investments
February 28, 2026
Destinations Shelter Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
223	Synopsys Inc.*	$92,322
546	Zoom Communications Inc., Class A Shares*	40,371
	Total Software	6,342,737
	TOTAL TECHNOLOGY	26,688,753
UTILITIES – 2.6%
Electric – 2.6%
4,555	Ameren Corp.	515,990
3,696	American Electric Power Co., Inc.	494,599
3,809	Consolidated Edison Inc.	428,589
11,604	PPL Corp.	452,324
5,435	Xcel Energy Inc.	453,061
	Total Electric	2,344,563
Water – 0.0%
1,077	Essential Utilities Inc.	43,048
	TOTAL UTILITIES	2,387,611
	TOTAL COMMON STOCKS (Cost – $47,900,466)	89,850,852

Number of Contracts	Notional Amounts
PURCHASED OPTIONS – 1.2%
Index Option – 1.2%
43	$29,579,184	S&P 500 Index Options, Put, @ $6,525.00, expires 03/31/2026, Counterparty: MSC	213,710
43	29,579,184	S&P 500 Index Options, Put, @ $6,575.00, expires 04/30/2026, Counterparty: MSC	413,660
43	29,579,184	S&P 500 Index Options, Put, @ $6,525.00, expires 05/29/2026, Counterparty: MSC	504,175
		TOTAL PURCHASED OPTIONS (Cost – $1,341,165)	1,131,545
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $49,241,631)	90,982,397

Face Amount
SHORT-TERM INVESTMENTS – 1.9%
TIME DEPOSITS – 1.9%
430,662	Citibank – New York, 2.980% due 3/2/26	430,662
1,272,185	JPMorgan Chase & Co. – New York, 2.980% due 3/2/26	1,272,185
	TOTAL TIME DEPOSITS (Cost – $1,702,847)	1,702,847
	TOTAL INVESTMENTS – 100.9% (Cost – $50,944,478)	92,685,244
	Other Assets in Excess of Liabilities – (0.9)%	(871,841)
	TOTAL NET ASSETS – 100.0%	$91,813,403

See Notes to Financial Statements.
289

Schedules of Investments
February 28, 2026
Destinations Shelter Fund(concluded)
*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
Summary of Investments by Security Sector^

Technology	28.8%
Communications	16.8
Financial	14.7
Consumer Non-cyclical	12.0
Industrial	8.8
Consumer Cyclical	8.1
Energy	3.5
Utilities	2.6
Basic Materials	1.7
Purchased Options	1.2
Short-Term Investments	1.8
100.0%

^	As a percentage of total investments.
Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
43	$29,579,184	S&P 500 Index Options, Put	MSC	3/31/26	$5,500.00	$(25,155)
22	15,133,536	S&P 500 Index Options, Call	MSC	3/31/26	7,150.00	(31,570)
43	29,579,184	S&P 500 Index Options, Put	MSC	4/30/26	5,550.00	(82,775)
22	15,133,536	S&P 500 Index Options, Call	MSC	4/30/26	7,250.00	(66,550)
43	29,579,184	S&P 500 Index Options, Put	MSC	5/29/26	5,500.00	(130,075)
21	14,445,648	S&P 500 Index Options, Call	MSC	5/29/26	7,170.00	(194,040)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $827,594)				$(530,165)

Counterparty Abbreviations used in this schedule:
MSC	— Morgan Stanley
See Notes to Financial Statements.
290

Schedules of Investments
February 28, 2026
Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS – 87.5%
Australia – 3.7%
352,640	Atlas Arteria Ltd.	$1,204,528
67,780	Charter Hall Group	1,063,183
57,613	Dalrymple Bay Infrastructure Ltd.	211,430
194,278	Goodman Group	3,992,665
87,270	HMC Capital Ltd.	172,472
136,074	Ingenia Communities Group	441,061
39,735	Lifestyle Communities Ltd.*	140,423
163,794	NEXTDC Ltd.*	1,600,330
349,974	Qube Holdings Ltd.	1,246,308
311,135	Scentre Group	846,562
286,882	Stockland	1,042,715
290,382	Transurban Group	2,961,590
	Total Australia	14,923,267
Belgium – 0.5%
4,035	Elia Group SA, Class B Shares	642,890
7,643	Titan SA	475,226
2,729	VGP NV	354,801
13,015	Warehouses De Pauw CVA	400,228
	Total Belgium	1,873,145
Canada – 8.6%
11,896	Agnico Eagle Mines Ltd.	2,993,034
19,480	Alamos Gold Inc., Class A Shares	1,055,621
13,503	AltaGas Ltd.	458,843
51,868	ARC Resources Ltd.	961,856
17,505	Barrick Mining Corp.	888,204
3,620	Cameco Corp.	428,608
7,213	Canadian National Railway Co.	809,275
31,042	Canadian Natural Resources Ltd.	1,357,675
3,847	Canadian Pacific Kansas City Ltd.	336,959
43,259	Canfor Corp.*	435,983
43,202	Capstone Copper Corp.*	446,808
38,032	Chartwell Retirement Residences	619,417
8,411	Dream Industrial Real Estate Investment Trust	81,872
9,877	Eldorado Gold Corp.	458,490
122,709	Enbridge Inc.	6,518,918
21,260	First Capital Real Estate Investment Trust	333,322
12,552	GFL Environmental Inc.	554,673
67,548	Gibson Energy Inc.	1,451,170
77,308	Hudbay Minerals Inc.	2,190,136
23,467	Ivanhoe Mines Ltd., Class A Shares*	268,332
37,517	Methanex Corp.	1,895,734
27,380	Nutrien Ltd.	2,055,417
6,844	Pan American Silver Corp.	470,183

See Notes to Financial Statements.
291

Schedules of Investments
February 28, 2026
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
16,527	Pembina Pipeline Corp.	$726,229
39,722	Primaris Real Estate Investment Trust	531,645
7,501	Rockpoint Gas Storage Inc., Class A Shares	155,925
27,249	Sienna Senior Living Inc.	468,963
30,351	Suncor Energy Inc.	1,715,438
10,520	TC Energy Corp.	675,862
24,635	Teck Resources Ltd., Class B Shares	1,448,075
4,223	Waste Connections Inc.	726,905
16,771	West Fraser Timber Co., Ltd.	1,113,232
	Total Canada	34,632,804
China – 0.2%
524,307	China Tower Corp., Ltd, Class H Shares(a)	746,705
France – 1.8%
22,660	Aeroports de Paris SA	3,181,627
11,706	Carmila SA	255,736
29,576	Engie SA	1,011,378
28,728	Getlink SE	625,127
13,454	Unibail-Rodamco-Westfield	1,686,197
13,649	Veolia Environnement SA	578,581
	Total France	7,338,646
Germany – 1.1%
57,574	E.ON SE	1,338,400
5,723	Fraport AG Frankfurt Airport Services Worldwide*	562,892
6,664	LEG Immobilien SE	557,449
3,326	RWE AG	214,278
343,421	Sirius Real Estate Ltd., REIT	517,538
57,220	TAG Immobilien AG	1,118,209
	Total Germany	4,308,766
Greece – 0.3%
53,275	Athens International Airport SA	720,362
7,470	GEK TERNA SA	318,612
	Total Greece	1,038,974
Hong Kong – 1.9%
611,000	China Gas Holdings Ltd.	631,803
151,500	CLP Holdings Ltd.	1,435,359
38,000	Henderson Land Development Co., Ltd.	171,874
426,000	HK Electric Investments & HK Electric Investments Ltd.	381,510
167,416	Hongkong Land Holdings Ltd.	1,451,299
144,184	Link REIT	716,695
98,810	Sun Hung Kai Properties Ltd.	1,852,922
243,095	Swire Properties Ltd.	838,450
	Total Hong Kong	7,479,912

See Notes to Financial Statements.
292

Schedules of Investments
February 28, 2026
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Ireland – 0.4%
10,172	CRH PLC	$1,203,782
9,770	Smurfit Westrock PLC	459,288
	Total Ireland	1,663,070
Italy – 1.7%
358,146	Enav SpA	2,326,520
170,728	Enel SpA	2,056,980
41,567	ERG SpA	1,225,042
32,255	Infrastrutture Wireless Italiane SpA	342,838
83,358	Terna – Rete Elettrica Nazionale	1,004,818
	Total Italy	6,956,198
Japan – 2.9%
54,139	Arealink Co., Ltd.	443,790
671	Invincible Investment Corp.	284,738
566	Japan Prime Realty Investment Corp.	386,202
394	Japan Real Estate Investment Corp.	328,156
166	KDX Realty Investment Corp., Class A Shares	180,664
252	LaSalle Logiport REIT	248,479
51,747	Mitsubishi Estate Co., Ltd.	1,749,370
530	Mitsui Fudosan Accommodations Fund Inc., Class A Shares	467,812
190,621	Mitsui Fudosan Co., Ltd.	2,564,134
515	Nippon Building Fund Inc.	478,813
723	Nippon Prologis REIT Inc.	424,187
384	Nomura Real Estate Master Fund Inc.	410,127
4,691	Open House Group Co., Ltd.	347,094
747	Orix JREIT Inc.	497,911
298	Star Asia Investment Corp.	115,954
76,857	Sumitomo Realty & Development Co., Ltd.	2,595,496
322	United Urban Investment Corp.	382,135
	Total Japan	11,905,062
Luxembourg – 0.4%
27,228	ArcelorMittal SA	1,774,176
Mexico – 1.0%
8,587	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,048,988
3,159	Grupo Aeroportuario del Pacifico SAB de CV, ADR	823,741
6,290	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,262,324
	Total Mexico	4,135,053
Netherlands – 0.6%
28,695	CTP NV	609,520
4,378	Ferrovial SE	328,246
24,579	Koninklijke Vopak NV	1,351,320
	Total Netherlands	2,289,086

See Notes to Financial Statements.
293

Schedules of Investments
February 28, 2026
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
New Zealand – 0.9%
641,041	Auckland International Airport Ltd.	$3,521,483
37,012	Infratil Ltd.	248,613
	Total New Zealand	3,770,096
Norway – 0.2%
67,298	Norsk Hydro ASA	624,962
Philippines – 0.1%
36,743	International Container Terminal Services Inc.	456,995
Singapore – 0.8%
319,561	CapitaLand Ascendas REIT	679,018
503,377	CapitaLand Integrated Commercial Trust	973,940
321,400	Centurion Accommodation Reit*	291,878
271,133	Frasers Centrepoint Trust	490,653
47,390	Keppel DC REIT	86,469
232,460	NTT DC REIT*	231,200
99,140	Sembcorp Industries Ltd.(b)	479,084
16,286	UOL Group Ltd.	145,222
	Total Singapore	3,377,464
South Africa – 0.4%
20,574	Impala Platinum Holdings Ltd., ADR(b)	455,508
10,884	Valterra Platinum Ltd.	1,252,805
	Total South Africa	1,708,313
Spain – 3.7%
91,638	Aena SME SA(c)	2,892,954
100,212	Cellnex Telecom SA(c)	3,801,957
129,669	EDP Renovaveis SA	2,045,872
78,061	Iberdrola SA	1,849,377
60,601	Merlin Properties Socimi SA	1,071,745
10,956	Neinor Homes SA*	245,865
59,911	Redeia Corp. SA	1,113,882
379,885	Sacyr SA	2,045,167
	Total Spain	15,066,819
Sweden – 0.7%
9,707	Catena AB	535,539
16,454	Cibus Nordic Real Estate AB publ	278,795
54,368	Dios Fastigheter AB	422,999
166,303	Fastighets AB Balder, Class B Shares*	1,250,676
15,598	Wihlborgs Fastigheter AB	165,360
	Total Sweden	2,653,369
Thailand – 0.1%
295,800	Airports of Thailand PCL(d)	518,697
United Kingdom – 6.4%
51,835	Anglo American PLC	2,579,515
10,643	Big Yellow Group PLC	148,696

See Notes to Financial Statements.
294

Schedules of Investments
February 28, 2026
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
327,315	BP PLC	$2,116,393
23,711	BP PLC, ADR	921,409
72,191	CNH Industrial NV	887,949
5,978	Derwent London PLC	146,127
128,227	Helios Towers PLC*	346,437
59,197	Land Securities Group PLC	513,696
308,977	LondonMetric Property PLC	893,226
247,220	National Grid PLC	4,634,112
225,981	Pennon Group PLC	1,821,864
19,259	Rio Tinto PLC	1,914,547
22,268	Segro PLC	252,190
11,550	Severn Trent PLC	510,463
268,162	Shaftesbury Capital PLC	558,295
44,363	Shell PLC	1,844,874
36,441	SSE PLC	1,321,376
338,199	Tritax Big Box REIT PLC	782,668
42,401	UNITE Group PLC	287,758
173,191	United Utilities Group PLC	3,253,316
	Total United Kingdom	25,734,911
United States – 49.1%
30,009	Acadia Realty Trust	627,788
14,954	Agree Realty Corp.	1,203,498
27,017	Alcoa Corp.	1,677,215
17,468	Alliant Energy Corp.	1,263,635
9,584	Ameren Corp.	1,085,676
39,911	American Electric Power Co., Inc.	5,340,890
17,926	American Healthcare REIT Inc.	936,454
23,627	American Homes 4 Rent, Class A Shares	708,810
7,129	American Tower Corp.	1,367,770
30,156	Antero Resources Corp.*	1,110,042
14,911	Archer-Daniels-Midland Co.	1,029,455
7,160	Arcosa Inc.	769,557
10,431	AvalonBay Communities Inc.	1,848,686
15,402	Black Hills Corp.	1,134,511
23,214	Brixmor Property Group Inc.	702,688
29,259	Broadstone Net Lease Inc., Class A Shares	567,332
19,034	Bunge Global SA	2,296,452
3,521	BXP Inc.	202,739
4,479	Camden Property Trust	485,255
27,334	CareTrust REIT Inc.	1,110,307
724	Casella Waste Systems Inc., Class A Shares*	67,448
912	Caterpillar Inc.	677,461
2,743	CBRE Group Inc., Class A Shares*	405,031

See Notes to Financial Statements.
295

Schedules of Investments
February 28, 2026
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
31,644	CenterPoint Energy Inc.	$1,376,514
17,793	CF Industries Holdings Inc.	1,771,115
17,363	Cheniere Energy Inc.	4,092,980
4,608	Chord Energy Corp.	499,369
30,329	CMS Energy Corp.	2,367,785
54,306	Coeur Mining Inc.*	1,474,408
31,633	ConocoPhillips	3,589,080
1,082	Constellation Energy Corp.	356,930
13,217	Core Natural Resources Inc.	1,084,851
26,361	Corteva Inc.	2,112,043
3,459	Cousins Properties Inc.	80,110
35,328	Crescent Energy Co., Class A Shares	411,925
25,999	Crown Castle Inc.	2,327,951
29,623	CSX Corp.	1,264,606
11,542	CubeSmart	474,838
11,779	Curbline Properties Corp.	327,574
19,085	Darling Ingredients Inc.*	1,014,559
765	Deere & Co.	481,728
20,807	Diamondback Energy Inc.	3,622,083
12,440	Digital Realty Trust Inc.	2,204,368
28,869	Dominion Energy Inc.	1,822,789
8,379	Douglas Emmett Inc.	82,868
2,367	DT Midstream Inc.	328,634
5,650	EastGroup Properties Inc.	1,109,152
12,168	Empire State Realty Trust Inc., Class A Shares	71,548
33,265	Entergy Corp.	3,563,014
1,207	EPR Properties	71,708
8,220	Equinix Inc.	8,008,417
6,170	Equity LifeStyle Properties Inc.	414,377
16,727	Equity Residential	1,057,314
23,706	Essential Properties Realty Trust Inc.	804,582
59,169	Essential Utilities Inc.	2,364,985
6,531	Essex Property Trust Inc.	1,666,123
11,243	Evergy Inc.	940,589
48,099	Exelon Corp.	2,379,458
16,688	Expand Energy Corp.	1,800,969
5,306	Extra Space Storage Inc.	801,365
13,397	Exxon Mobil Corp.	2,043,043
5,905	Federal Realty Investment Trust	642,287
26,209	First Industrial Realty Trust Inc.	1,654,836
8,604	Four Corners Property Trust Inc.	219,574
31,704	Freeport-McMoRan Inc.	2,158,408
20,474	Gaming & Leisure Properties Inc.	1,001,383

See Notes to Financial Statements.
296

Schedules of Investments
February 28, 2026
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
36,699	GO Residential Real Estate Investment Trust	$389,743
31,874	Helmerich & Payne Inc.	1,122,602
11,084	Highwoods Properties Inc.	249,279
3,252	Hyatt Hotels Corp., Class A Shares	525,198
2,203	IDACORP Inc.	317,166
64,514	International Paper Co.	2,809,585
50,925	Invitation Homes Inc.	1,341,365
24,257	Iron Mountain Inc.	2,627,761
387	Jones Lang LaSalle Inc.*	122,118
16,100	Kilroy Realty Corp.	480,102
64,591	Kimbell Royalty Partners LP	926,235
24,171	Kimco Realty Corp.	569,227
80,556	Kinder Morgan Inc.	2,680,098
2,364	Lamar Advertising Co., Class A Shares	325,617
2,472	Lineage Inc.	100,165
6,355	Louisiana-Pacific Corp.	538,523
3,337	LXP Industrial Trust	165,382
57,276	Macerich Co.	1,172,440
6,620	Marathon Petroleum Corp.	1,312,150
2,130	Mid-America Apartment Communities Inc.	285,122
533	Millrose Properties Inc.	16,715
32,681	Mosaic Co.	909,839
69,239	NETSTREIT Corp.	1,438,094
32,887	Newmont Corp.	4,275,310
61,769	NextEra Energy Inc.	5,792,079
55,860	NiSource Inc.	2,642,178
3,924	NNN REIT Inc.	177,836
4,162	NRG Energy Inc.	744,832
3,436	Nucor Corp.	607,760
33,621	ONEOK Inc.	2,782,810
9,134	Ovintiv Inc.	462,089
5,748	Packaging Corp. of America	1,334,341
25,692	Peabody Energy Corp.	810,326
121,412	Permian Resources Corp., Class A Shares	2,220,626
141,791	PG&E Corp.	2,694,029
9,575	Phillips 66	1,477,710
42,241	Prologis Inc.	6,022,299
9,905	Public Storage	3,041,429
7,439	Realty Income Corp.	498,413
1,348	Republic Services Inc., Class A Shares	308,692
26,157	Rexford Industrial Realty Inc.	980,103
4,814	Royal Gold Inc.	1,443,189
5,166	Ryman Hospitality Properties Inc.	510,143

See Notes to Financial Statements.
297

Schedules of Investments
February 28, 2026
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
7,953	Sabra Health Care REIT Inc.	$163,434
50,393	Sempra	4,851,334
19,993	Simon Property Group Inc.	4,075,573
9,628	SL Green Realty Corp.	354,792
47,552	SLB Ltd.	2,441,320
4,118	Smartstop Self Storage REIT Inc.	137,335
4,240	Spire Inc.	388,426
24,596	SSR Mining Inc.*	790,901
5,461	STAG Industrial Inc.	214,180
8,941	Steel Dynamics Inc.	1,726,775
7,241	Sun Communities Inc.	988,107
19,158	Sunstone Hotel Investors Inc.	177,786
4,187	Targa Resources Corp.	987,295
2,186	Union Pacific Corp.	579,246
15,910	Unit Corp.(d)	537,917
17,945	Urban Edge Properties	381,331
6,583	Valero Energy Corp.	1,347,145
47,862	Ventas Inc.	4,123,790
10,788	Veris Residential Inc.	203,354
87,543	VICI Properties Inc., Class A Shares	2,644,674
2,697	Vistra Corp.	468,981
4,353	Waste Management Inc.	1,048,377
4,647	Weatherford International PLC	490,073
1,315	WEC Energy Group Inc.	153,802
43,797	Welltower Inc.	9,071,235
12,994	Weyerhaeuser Co.	318,743
25,514	Williams Cos., Inc.	1,906,406
13,372	WP Carey Inc.	998,220
6,028	Wyndham Hotels & Resorts Inc.	493,090
53,924	Xcel Energy Inc.	4,495,105
	Total United States	198,370,407
	TOTAL COMMON STOCKS (Cost – $289,085,484)	353,346,897
EXCHANGE TRADED FUNDS (ETFs) – 10.7%
United States – 10.7%
830,564	Pimco Commodity Strategy Active Exchange-Traded Fund	24,684,362
102,898	SPDR Gold MiniShares Trust*	10,715,798
67,947	VanEck Gold Miners	7,870,980
	Total United States	43,271,140
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $35,711,289)	43,271,140

See Notes to Financial Statements.
298

Schedules of Investments
February 28, 2026
Destinations Real Assets Fund(continued)

Shares/Units	Security	Value
LIMITED PARTNERSHIP – 0.1%
United States – 0.1%
29,677	Energy Transfer LP (Cost – $529,925)	$559,115
CLOSED-END FUND – 0.1%
Jersey, Channel Islands – 0.1%
34,167	3i Infrastructure PLC (Cost – $143,541)	165,638
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $325,470,239)	397,342,790
Face Amount†
SHORT-TERM INVESTMENTS – 1.6%
TIME DEPOSITS – 1.6%
	ANZ National Bank – Hong Kong:
243HKD	0.660% due 3/2/26	31
36,215AUD	2.500% due 3/2/26	25,770
	Brown Brothers Harriman – Grand Cayman:
68CAD	1.100% due 3/2/26	50
23NZD	1.400% due 3/2/26	13
106NOK	2.700% due 3/2/26	11
	Citibank – London:
154EUR	0.880% due 3/2/26	182
196GBP	2.680% due 3/2/26	264
5,636,719	Citibank – New York, 2.980% due 3/2/26	5,636,719
5SGD	Hong Kong & Shanghai Bank – Singapore, 0.280% due 3/2/26	4
768,603	JPMorgan Chase & Co. – New York, 2.980% due 3/2/26	768,603
90SEK	Skandinaviska Enskilda Banken AB – Stockholm, 0.670% due 3/2/26	10
1,649JPY	Sumitomo Mitsui Banking Corp. – Tokyo, 0.200% due 3/2/26	11
	TOTAL TIME DEPOSITS (Cost – $6,431,668)	6,431,668
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.1%
MONEY MARKET FUND – 0.1%
477,874	Federated Government Obligations Fund, Premier Class, 3.593%(e) (Cost – $477,874)	477,874
	TOTAL INVESTMENTS – 100.1% (Cost – $332,379,781)	404,252,332
	Liabilities in Excess of Other Assets – (0.1)%	(235,404)
	TOTAL NET ASSETS – 100.0%	$404,016,928

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security trades on the Hong Kong exchange.
(b)	All or a portion of this security is on loan (See Note 5).
See Notes to Financial Statements.
299

Schedules of Investments
February 28, 2026
Destinations Real Assets Fund(concluded)
(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $6,694,911 and represents 1.66% of net assets.

(d)	Illiquid security. The aggregate value of illiquid holdings at February 28, 2026, amounts to $1,056,614 and represents 0.26% of net assets.
(e)	Represents investment of collateral received from securities lending transactions.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
LP	— Limited Partnership
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depository Receipts
Summary of Investments by Security Sector^

Financial	29.4%
Utilities	18.2
Energy	15.3
Basic Materials	10.7
Industrial	10.2
Consumer Non-cyclical	3.0
Communications	0.4
Consumer Cyclical	0.4
Exchange Traded Funds (ETFs)	10.7
Closed-End Fund	0.0*
Short-Term Investments	1.6
Money Market Fund	0.1
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
Currency Abbreviations used in this schedule:
AUD
— Australian Dollar
CAD
— Canadian Dollar
EUR
— Euro
GBP
— British Pound
HKD
— Hong Kong Dollar
JPY
— Japanese Yen
NOK
— Norwegian Krone
NZD
— New Zealand Dollar
SEK
— Swedish Krona
SGD
— Singapore Dollar
See Notes to Financial Statements.
300

Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
301

Ratings (unaudited)(concluded)
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.
302

Statements of Assets and Liabilities
February 28, 2026

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
ASSETS:
Investments, at value(1),(2)	$3,481,658,360	$753,314,916	$ 2,193,207,496	$521,246,931	$1,574,383,044
Foreign currency, at value(3)	77	—	2,367,997	71	—
Cash	—	—	—	—	99
Receivable for securities sold	29,010,120	3,736,687	10,285,347	492,928	55,760,965
Dividends and interest receivable	3,131,704	457,872	8,995,818	1,781,290	9,440,830
Receivable for Fund shares sold	556,618	128,024	317,224	52,831	310,636
Variation margin on open future contracts (Note 4)	—	—	—	—	22,451
Cash held at Broker	319,503(4)	144,950(4)	186,870(4)	—	1,784,474(7)
Prepaid expenses	—	—	10,337	1,920	—
Total Assets	3,514,676,382	757,782,449	2,215,371,089	523,575,971	1,641,702,499
LIABILITIES:
Payable for collateral received from securities on loan	—	5,692,844	15,763,800	5,423	618,657
Payable for Fund shares repurchased	2,098,426	411,813	1,228,850	194,344	1,056,449
Payable for securities purchased	16,083,607	3,769,780	9,744,181	5,390,013	106,118,458
Investment management fee payable	1,621,011	425,004	1,151,898	281,872	674,315
Transfer agent fees payable	812,163	181,679	447,933	109,689	366,036
Custody fee payable	112,879	59,995	199,403	29,446	113,975
Trustees’ fees payable	2,018	372	1,056	258	869
Registration fees payable	10,201	13,292	2,657	16,908	14,732
Shareholder services	18,318	33,348	4,232	26,675	15,405
Variation margin on open future contracts (Note 4)	18,749	24,799	14,171	—	—
Variation margin on open swap contracts (Note 4)	—	—	—	—	1,940,921
Unrealized depreciation on unfunded loan commitments	—	—	—	—	26
Forward sale commitments(5) (Note 5)	—	—	—	—	19,336,394
Due to custodian	471	82	265	101	—
Options contracts written, at value(6) (Note 4)	—	—	—	43,469	—
Foreign capital gains tax payable	—	—	2,708,864	—	—
Accrued Chief Compliance Officer expenses	4,993	1,940	1,331	532	727
Accrued expenses	336,599	63,681	369,194	30,766	285,480
Total Liabilities	21,119,435	10,678,629	31,637,835	6,129,496	130,542,444
Total Net Assets	$3,493,556,947	$747,103,820	$ 2,183,733,254	$517,446,475	$1,511,160,055
NET ASSETS:
Par value	$224,212	$49,442	$133,702	$34,382	$174,851
Paid-in capital in excess of par value	2,724,467,581	556,760,120	1,430,347,342	369,651,009	1,838,632,324
Total distributable earnings (losses)	768,865,154	190,294,258	753,252,210	147,761,084	(327,647,120)
Total Net Assets	$3,493,556,947	$747,103,820	$ 2,183,733,254	$517,446,475	$1,511,160,055
Total Net Assets Class I	$3,160,918,078	$676,973,013	$ 1,970,203,361	$475,585,352	$1,373,310,139
Total Net Assets Class Z	$332,638,869	$70,130,807	$213,529,893	$41,861,123	$137,849,916
Shares Outstanding Class I	194,499,927	43,041,123	118,415,401	31,497,538	159,353,710
Shares Outstanding Class Z	29,711,576	6,400,974	15,287,098	2,884,220	15,497,300
Net Asset Value Class I	$16.25	$15.73	$16.64	$15.10	$8.62
Net Asset Value Class Z	$11.20	$10.96	$13.97	$14.51	$8.90
(1) Investments, at cost	$2,738,698,058	$574,186,615	$ 1,472,504,341	$388,053,395	$1,660,994,102
(2) Includes securities on loan	$—	$5,003,965	$15,224,715	$5,360	$596,054
(3) Foreign currency, at cost	$70	$—	$2,372,990	$72	$—
(4) Related to futures contracts	$319,503	$144,950	$186,870	$—	$—
(5) Proceeds received	$—	$—	$—	$—	$19,183,217
(6) Premiums received	$—	$—	$—	$20,260	$—
(7) Related to swap contracts	$—	$—	$—	$—	$1,784,474
(8) Related to securities sold short	$—	$—	$—	$—	$—

See Notes to Financial Statements.
303

Statements of Assets and Liabilities
February 28, 2026(concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund
ASSETS:
Investments, at value(1),(2)	$287,959,713	$706,620,239	$650,350,955	$508,141,665	$92,685,244	$404,252,332
Foreign currency, at value(3)	—	1,600	—	—	—	97
Cash	—	—	—	—	—	105,324
Receivable for securities sold	176,878	5,559,734	—	—	321,950	1,366,000
Dividends and interest receivable	1,834,020	10,542,666	6,674,244	363,293	87,102	758,803
Receivable for Fund shares sold	140,236	302,083	79,010	135,431	3,265	71,747
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	1,164,207	—	—	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	365,240	—	—
Upfront premiums paid on swap contracts	—	—	—	9,144,900	—	—
Deposits with counterparty	—	3,487,500(8)	—	10,663,778(7)	—	—
Cash held at Broker	—	7,325,203(8)	—	15,805,622(8)	—	—
Prepaid expenses	—	—	—	—	38	142
Total Assets	290,110,847	735,003,232	657,104,209	544,619,929	93,097,599	406,554,445
LIABILITIES:
Payable for collateral received from securities on loan	4,109,478	13,699,494	13,214,025	—	—	477,874
Payable for Fund shares repurchased	148,497	419,685	287,765	301,978	21,659	215,977
Payable for securities purchased	10,787,690	10,598,752	5,169,124	—	517,304	1,509,146
Investment management fee payable	81,809	431,658	309,076	455,272	53,615	215,008
Transfer agent fees payable	95,183	171,321	136,222	143,792	51,524	53,153
Custody fee payable	34,082	50,775	41,394	31,361	12,154	49,500
Trustees’ fees payable	160	389	368	311	53	189
Registration fees payable	10,835	7,972	10,502	32,309	71,936	—
Shareholder services	33,734	73,626	9,274	31,775	—	—
Upfront premiums received on swap contracts	—	—	—	3,918,000	—	—
Unrealized depreciation on swap contracts (Note 4)	—	—	—	703,256	—	—
Securities sold short(5) (Note 5)	—	4,939,009	—	7,343,298	—	—
Due to custodian	151	308	4,387	—	171	—
Options contracts written, at value(6) (Note 4)	—	191,510	—	—	530,165	—
Unrealized depreciation on open forward foreign currency contracts (Note 4)	189,360	455,822	—	—	—	—
Investment interest payable on securities sold short	—	33,872	—	—	—	—
Accrued Chief Compliance Officer expenses	131	326	300	424	43	209
Accrued expenses	62,838	61,175	55,794	27,429	25,572	16,461
Total Liabilities	15,553,948	31,135,694	19,238,231	12,989,205	1,284,196	2,537,517
Total Net Assets	$274,556,899	$703,867,538	$637,865,978	$531,630,724	$91,813,403	$ 404,016,928
NET ASSETS:
Par value	$29,254	$74,329	$65,181	$51,919	$7,020	$144,512
Paid-in capital in excess of par value	303,259,874	749,789,058	666,068,329	525,490,805	66,799,829	328,191,238
Total distributable earnings (losses)	(28,732,229)	(45,995,849)	(28,267,532)	6,088,000	25,006,554	75,681,178
Total Net Assets	$274,556,899	$703,867,538	$637,865,978	$531,630,724	$91,813,403	$ 404,016,928
Total Net Assets Class I	$252,499,818	$649,035,884	$596,878,623	$488,256,800	$89,918,449	$ 369,884,112
Total Net Assets Class Z	$22,057,081	$54,831,654	$40,987,355	$43,373,924	$1,894,954	$34,132,816
Shares Outstanding Class I	26,966,679	68,664,901	61,012,605	47,563,799	6,873,142	130,866,063
Shares Outstanding Class Z	2,287,320	5,664,589	4,168,052	4,355,694	146,604	13,646,077
Net Asset Value Class I	$9.36	$9.45	$9.78	$10.27	$13.08	$2.83
Net Asset Value Class Z	$9.64	$9.68	$9.83	$9.96	$12.93	$2.50
(1) Investments, at cost	$294,481,824	$713,409,871	$639,021,149	$502,738,230	$50,944,478	$332,379,781
(2) Includes securities on loan	$3,348,499	$12,004,496	$12,935,835	$—	$—	$477,918
(3) Foreign currency, at cost	$—	$1,653	$—	$—	$—	$97
(4) Related to futures contracts	$—	$—	$—	$—	$—	$—
(5) Proceeds received	$—	$4,854,228	$—	$6,902,963	$—	$—
(6) Premiums received	$—	$224,860	$—	$—	$827,594	$—
(7) Related to swap contracts	$—	$—	$—	$10,663,778	$—	$—
(8) Related to securities sold short	$—	$10,812,703	$—	$15,805,622	$—	$—

See Notes to Financial Statements.
304

Statements of Operations
For the Year Ended February 28, 2026

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
INVESTMENT INCOME:
Dividends	$39,174,580	$7,920,142	$56,771,064	$15,686,881	$1,153,894
Interest	1,373,074	521,828	1,160,926	396,510	75,354,646
Income from securities lending (net of any rebate or fees paid to borrowers)	21,064	117,617	131,340	25,861	1,347
Less: Foreign taxes withheld (Note 5)	(540,516)	(10,060)	(5,733,965)	(596,874)	—
Total Investment Income	40,028,202	8,549,527	52,329,365	15,512,378	76,509,887
EXPENSES:
Investment management fee (Note 7)	26,949,711	6,167,141	19,608,395	3,843,205	10,223,479
Transfer agent fees	4,978,603	982,011	2,734,468	709,895	2,207,373
Custody fees	705,828	344,374	1,285,437	183,944	684,054
Trustees’ fees	401,216	75,546	214,958	52,309	172,130
Insurance	106,634	20,931	50,277	13,045	46,298
Audit and tax	70,926	42,119	41,847	56,270	53,692
Legal expense	384,446	75,605	174,124	49,945	167,094
Printing expense	162	—	—	—	—
Chief Compliance Officer expense	308,011	59,515	158,802	39,263	135,702
Shareholder reports fees	156	51	51	153	156
Shareholder services	149,189	77,993	5,946	70,580	76,734
Registration fees	91,614	54,899	62,157	60,095	75,104
Miscellaneous expense	1,298,799	217,228	495,941	75,319	153,060
Interest and dividend expense	15,765	9,210	26,139	5,822	20,409
Total Expenses	35,461,060	8,126,623	24,858,542	5,159,845	14,015,285
Less: Fee waivers and/or expense reimbursement (Note 7)	(5,281,393)	(632,999)	(4,242,706)	(541,714)	(543,987)
Net Expenses	30,179,667	7,493,624	20,615,836	4,618,131	13,471,298
Net Investment Income (Loss)	$9,848,535	$1,055,903	$31,713,529	$10,894,247	$63,038,589
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments(a)	$711,764,858	$111,773,350	$ 240,719,407*	$64,910,113	$(8,137,783)
Futures contracts	212,419	93,015	834,825	—	(974,896)
Options contracts written	—	—	62,865	405,883	—
Securities sold short	—	4,044	—	—	—
Forward sale commitments	—	—	—	—	(1,064,868)
Swap contracts	—	—	174,103	—	430,409
Foreign currency transactions	—	—	(43,448)	(39,645)	99
Realized Gain (Loss)	711,977,277	111,870,409	241,747,752	65,276,351	(9,747,039)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(317,431,149)	57,497,528	363,498,686**	25,929,215	29,492,304
Futures contracts	28,359	162,054	414,261	—	141,650
Options contracts written	—	—	(12,567)	(22,509)	—
Unfunded loan commitments	—	—	—	—	(26)
Forward sale commitments	—	—	—	—	419,221
Swap contracts	—	—	3,897,575	—	(369,151)
Foreign currency transactions	14,278	—	900,837	112,677	4
Change in Net Unrealized Appreciation (Depreciation)	(317,388,512)	57,659,582	368,698,792	26,019,383	29,684,002
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	394,588,765	169,529,991	610,446,544	91,295,734	19,936,963
Payment from Sub-adviser (Note 7)	—	—	698,616	—	—
Total Increase (Decrease) in Net Assets from Operations	$404,437,300	$170,585,894	$ 642,858,689	$102,189,981	$82,975,552

*	Includes foreign capital gains tax of $(130,986) for Destinations International Equity Fund.
**	Includes accrued foreign capital gains tax of $198,637 for Destinations International Equity Fund.
(a)
Includes realized gain on ReFlow and In-Kind transactions of $613,063,042, $82,419,633, $56,689,695 and $33,490,832 for Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund and Destinations Equity Income Fund, respectively. See Note 11 and Note 12.

See Notes to Financial Statements.
305

Statements of Operations
For the Year Ended February 28, 2026(continued)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
INVESTMENT INCOME:
Dividends	$1,735,276	$2,224,213	$347,968	$4,089,064	$1,161,169
Interest	14,819,462	53,085,641	24,705,084	22,222,506	38,929
Income from non-cash interest	1,240,117	—	—	—	—
Income from securities lending (net of any rebate or fees paid to borrowers)	92,172	206,432	39,882	259,638	—
Less: Foreign taxes withheld (Note 5)	—	—	—	—	(8,333)
Total Investment Income	17,887,027	55,516,286	25,092,934	26,571,208	1,191,765
EXPENSES:
Investment management fee (Note 7)	2,027,553	5,995,662	4,630,023	7,445,245	808,568
Transfer agent fees	442,498	1,027,231	969,164	809,020	152,740
Custody fees	200,264	313,824	251,558	93,079	81,063
Trustees’ fees	31,569	77,506	73,025	61,655	10,550
Insurance	8,682	19,579	20,154	16,048	2,556
Audit and tax	63,543	63,150	59,769	52,943	58,072
Legal expense	30,318	86,675	78,098	41,406	9,817
Printing expense	—	26	—	43	—
Chief Compliance Officer expense	24,435	61,121	56,112	45,962	8,338
Shareholder reports fees	582	816	—	—	—
Shareholder services	75,691	146,432	20,666	77,925	950
Registration fees	51,093	57,906	54,096	58,146	39,001
Miscellaneous expense	21,034	51,085	30,075	15,196	10,849
Interest and dividend expense	3,068	234,410	13,032	157,777	3,591
Total Expenses	2,980,330	8,135,423	6,255,772	8,874,445	1,186,095
Less: Fee waivers and/or expense reimbursement (Note 7)	(134,572)	(577,553)	(732,482)	(1,994,203)	(52,482)
Net Expenses	2,845,758	7,557,870	5,523,290	6,880,242	1,133,613
Net Investment Income (Loss)	$15,041,269	$47,958,416	$19,569,644	$19,690,966	$58,152
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments(a)	$(2,283,775)	$5,842,068	$(3,302,326)	$17,425,154	$(895,000)
Options contracts written	—	234,984	—	—	(547,165)
Securities sold short	—	(581,785)	—	94,578	—
Swap contracts	—	—	—	3,378,371	—
Forward foreign currency contracts	(1,320,941)	(14,037,948)	—	—	—
Foreign currency transactions	85,537	579,058	—	—	—
Realized Gain (Loss)	(3,519,179)	(7,963,623)	(3,302,326)	20,898,103	(1,442,165)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	6,567,056	5,612,686	8,128,145	(7,942,973)	9,898,120
Options contracts written	—	173,920	—	—	42,693
Securities sold short	—	233,942	—	(529,591)	—
Swap contracts	—	—	—	(5,556,105)	—
Forward foreign currency contracts	(108,610)	1,560,532	—	—	—
Foreign currency transactions	(411)	39,369	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	6,458,035	7,620,449	8,128,145	(14,028,669)	9,940,813
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,938,856	(343,174)	4,825,819	6,869,434	8,498,648
Total Increase (Decrease) in Net Assets from Operations	$17,980,125	$47,615,242	$24,395,463	$26,560,400	$8,556,800

(a)	Includes realized gain on In-Kind transactions of $13,080,770 for Destinations Multi Strategy Alternatives Fund. See Note 12.
See Notes to Financial Statements.
306

Statements of Operations
For the Year Ended February 28, 2026(concluded)

Destinations Real Assets Fund
INVESTMENT INCOME:
Dividends	$10,793,632
Interest	220,593
Income from securities lending (net of any rebate or fees paid to borrowers)	31,444
Less: Foreign taxes withheld (Note 5)	(459,286)
Total Investment Income	10,586,383
EXPENSES:
Investment management fee (Note 7)	3,300,895
Transfer agent fees	479,280
Custody fees	417,287
Trustees’ fees	38,941
Insurance	8,169
Audit and tax	52,500
Legal expense	26,549
Chief Compliance Officer expense	27,057
Shareholder services	76,765
Registration fees	113,586
Miscellaneous expense	14,199
Interest and dividend expense	3,199
Total Expenses	4,558,427
Less: Fee waivers and/or expense reimbursement (Note 7)	(826,572)
Net Expenses	3,731,855
Net Investment Income (Loss)	$6,854,528
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments(a)	$15,474,030
Foreign currency transactions	(70,754)
Realized Gain (Loss)	15,403,276
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	78,125,398
Foreign currency transactions	2,385
Change in Net Unrealized Appreciation (Depreciation)	78,127,783
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	93,531,058
Total Increase (Decrease) in Net Assets from Operations	$ 100,385,586

(a)	Includes realized gain on In-Kind transactions of $5,489,540 for Destinations Real Assets Fund. See Note 12.
See Notes to Financial Statements.
307

Statements of Changes in Net Assets
For the Year Ended February 28, 2026 and Year Ended February 28, 2025

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025
OPERATIONS:
Net investment income (loss)	$9,848,535	$15,951,097	$1,055,903	$2,251,534	$31,713,529	$36,590,347
Net realized gain (loss)	711,977,277	814,176,233	111,870,409	117,006,604	241,747,752	183,044,664
Change in unrealized appreciation (depreciation)	(317,388,512)	(212,638,944)	57,659,582	(53,453,118)	368,698,792	(45,982,350)
Payment from Sub-adviser (Note 7)	—	—	—	—	698,616	—
Increase (Decrease) in Net Assets From Operations	404,437,300	617,488,386	170,585,894	65,805,020	642,858,689	173,652,661
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(221,591,026)	(503,104,051)	(42,310,084)	(53,432,050)	(166,681,925)	(62,537,296)
Class Z	(32,494,969)	(60,404,106)	(5,929,280)	(6,447,275)	(20,492,890)	(6,844,464)
Decrease in Net Assets From Distributions to Shareholders	(254,085,995)	(563,508,157)	(48,239,364)	(59,879,325)	(187,174,815)	(69,381,760)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	678,007,746	776,617,278	43,881,480	117,602,808	117,662,626	169,733,065
Class Z	648,383,392	206,973,040	191,688,284	47,988,892	219,616,076	28,673,039
Reinvestment of distributions:
Class I	218,392,931	497,842,444	41,714,294	52,902,360	164,264,031	61,888,659
Class Z	32,376,479	59,297,429	5,900,460	6,321,522	20,403,047	6,715,166
Cost of shares repurchased:
Class I	(1,528,952,979)	(1,486,366,178)	(208,386,522)	(262,615,321)	(513,731,760)	(762,847,638)
Class Z	(693,338,534)	(335,806,573)	(201,301,952)	(75,164,227)	(230,338,986)	(120,464,003)
Increase (Decrease) in Net Assets From Fund Share Transactions	(645,130,965)	(281,442,560)	(126,503,956)	(112,963,966)	(222,124,966)	(616,301,712)
Increase (Decrease) in Net Assets	(494,779,660)	(227,462,331)	(4,157,426)	(107,038,271)	233,558,908	(512,030,811)
NET ASSETS:
Beginning of period	3,988,336,607	4,215,798,938	751,261,246	858,299,517	1,950,174,346	2,462,205,157
End of period	$3,493,556,947	$3,988,336,607	$747,103,820	$751,261,246	$ 2,183,733,254	$1,950,174,346

	Destinations Equity Income Fund		Destinations Core Fixed Income Fund
	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025
OPERATIONS:
Net investment income (loss)	$10,894,247	$15,585,955	$63,038,589	$73,491,277
Net realized gain (loss)	65,276,351	41,729,332	(9,747,039)	(28,149,505)
Change in unrealized appreciation (depreciation)	26,019,383	43,869,868	29,684,002	71,414,361
Increase (Decrease) in Net Assets From Operations	102,189,981	101,185,155	82,975,552	116,756,133
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(37,475,650)	(14,248,022)	(56,481,249)	(66,261,451)
Class Z	(3,375,201)	(1,366,858)	(5,380,353)	(6,673,219)
Decrease in Net Assets From Distributions to Shareholders	(40,850,851)	(15,614,880)	(61,861,602)	(72,934,670)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	39,241,896	56,725,520	113,204,352	185,304,812
Class Z	95,709,116	22,428,274	21,753,511	25,602,213
Reinvestment of distributions:
Class I	37,014,549	14,115,335	55,665,503	65,558,012
Class Z	3,291,246	1,321,557	5,329,303	6,558,623
Cost of shares repurchased:
Class I	(132,564,488)	(223,795,561)	(426,313,178)	(499,257,354)
Class Z	(97,707,522)	(50,402,428)	(33,271,494)	(86,894,652)
Increase (Decrease) in Net Assets From Fund Share Transactions	(55,015,203)	(179,607,303)	(263,632,003)	(303,128,346)
Increase (Decrease) in Net Assets	6,323,927	(94,037,028)	(242,518,053)	(259,306,883)
NET ASSETS:
Beginning of period	511,122,548	605,159,576	1,753,678,108	2,012,984,991
End of period	$517,446,475	$511,122,548	$1,511,160,055	$1,753,678,108

See Notes to Financial Statements.
308

Statements of Changes in Net Assets
For the Year Ended February 28, 2026 and Year Ended February 28, 2025(continued)

	Destinations Low Duration Fixed Income Fund		Destinations Global Fixed Income Opportunities Fund		Destinations Municipal Fixed Income Fund
	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025
OPERATIONS:
Net investment income (loss)	$15,041,269	$19,659,275	$47,958,416	$52,011,048	$19,569,644	$22,614,838
Net realized gain (loss)	(3,519,179)	(911,181)	(7,963,623)	8,836,122	(3,302,326)	155,360
Change in unrealized appreciation (depreciation)	6,458,035	2,800,775	7,620,449	613,542	8,128,145	1,746,882
Increase (Decrease) in Net Assets From Operations	17,980,125	21,548,869	47,615,242	61,460,712	24,395,463	24,517,080
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(15,880,502)	(18,238,753)	(43,407,921)	(47,216,425)	(18,921,560)	(23,023,763)
Class Z	(1,304,266)	(1,540,006)	(3,483,766)	(4,177,705)	(1,205,799)	(1,334,811)
Decrease in Net Assets From Distributions to Shareholders	(17,184,768)	(19,778,759)	(46,891,687)	(51,394,130)	(20,127,359)	(24,358,574)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	34,965,506	61,812,158	116,644,552	112,672,168	51,086,630	70,782,590
Class Z	5,085,578	7,601,425	11,394,295	12,610,023	13,522,634	13,772,481
Reinvestment of distributions:
Class I	15,663,939	18,055,182	42,825,245	46,714,270	18,628,052	22,732,761
Class Z	1,295,341	1,515,513	3,443,355	4,084,374	1,185,500	1,291,099
Cost of shares repurchased:
Class I	(97,733,224)	(153,152,676)	(198,180,906)	(233,835,397)	(191,981,624)	(190,744,803)
Class Z	(7,408,022)	(20,015,299)	(12,357,959)	(35,708,821)	(12,121,798)	(25,744,203)
Increase (Decrease) in Net Assets From Fund Share Transactions	(48,130,882)	(84,183,697)	(36,231,418)	(93,463,383)	(119,680,606)	(107,910,075)
Increase (Decrease) in Net Assets	(47,335,525)	(82,413,587)	(35,507,863)	(83,396,801)	(115,412,502)	(107,751,569)
NET ASSETS:
Beginning of period	321,892,424	404,306,011	739,375,401	822,772,202	753,278,480	861,030,049
End of period	$274,556,899	$321,892,424	$703,867,538	$739,375,401	$637,865,978	$753,278,480

	Destinations Multi Strategy Alternatives Fund		Destinations Shelter Fund
	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025
OPERATIONS:
Net investment income (loss)	$19,690,966	$33,364,267	$58,152	$183,387
Net realized gain (loss)	20,898,103	29,356,971	(1,442,165)	(2,770,746)
Change in unrealized appreciation (depreciation)	(14,028,669)	(28,811,903)	9,940,813	16,103,937
Increase (Decrease) in Net Assets From Operations	26,560,400	33,909,335	8,556,800	13,516,578
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(25,819,010)	(37,824,480)	(86,538)	(321,053)
Class Z	(2,274,729)	(3,445,373)	(4,363)	(10,762)
Decrease in Net Assets From Distributions to Shareholders	(28,093,739)	(41,269,853)	(90,901)	(331,815)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	95,228,667	55,251,873	8,477,493	9,101,952
Class Z	9,385,558	8,103,661	190,873	203,245
Reinvestment of distributions:
Class I	25,454,291	37,412,072	86,538	321,053
Class Z	2,256,729	3,378,198	4,363	10,762
Cost of shares repurchased:
Class I	(177,006,367)	(279,173,481)	(22,625,117)	(24,385,545)
Class Z	(9,993,778)	(36,003,559)	(674,608)	(473,000)
Increase (Decrease) in Net Assets From Fund Share Transactions	(54,674,900)	(211,031,236)	(14,540,458)	(15,221,533)
Increase (Decrease) in Net Assets	(56,208,239)	(218,391,754)	(6,074,559)	(2,036,770)
NET ASSETS:
Beginning of period	587,838,963	806,230,717	97,887,962	99,924,732
End of period	$531,630,724	$587,838,963	$91,813,403	$97,887,962

See Notes to Financial Statements.
309

Statements of Changes in Net Assets
For the Year Ended February 28, 2026 and Period Ended February 28, 2025 (concluded)

	Destinations Real Assets Fund*
	February 28, 2026	February 28, 2025
OPERATIONS:
Net investment income (loss)	$6,854,528	$1,654,800
Net realized gain (loss)	15,403,276	(1,415,897)
Change in unrealized appreciation (depreciation)	78,127,782	(6,252,993)
Increase (Decrease) in Net Assets From Operations	100,385,586	(6,014,090)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(10,732,748)	(737,152)
Class Z	(1,195,324)	(59,487)
Decrease in Net Assets From Distributions to Shareholders	(11,928,072)	(796,639)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	79,231,054	322,781,590
Class Z	8,405,730	25,169,195
Reinvestment of distributions:
Class I	10,560,057	728,474
Class Z	1,194,774	57,605
Cost of shares repurchased:
Class I	(93,083,626)	(25,285,541)
Class Z	(5,892,513)	(1,496,656)
Increase (Decrease) in Net Assets From Fund Share Transactions	415,476	321,954,667
Increase (Decrease) in Net Assets	88,872,990	315,143,938
NET ASSETS:
Beginning of period	315,143,938	—
End of period	$ 404,016,928	$315,143,938

*	The Fund reopened on November 14, 2024 (Note 1).
See Notes to Financial Statements.
310

Financial Highlights
Destinations Large Cap Equity Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$15.51	$15.53	$12.69	$14.44	$15.84
Income (Loss) from Operations:
Net investment income(1)	0.04	0.06	0.07	0.08	0.04
Net realized and unrealized gain (loss)	1.89	2.25	3.45	(1.14)	1.33
Total Income (Loss) from Operations	1.93	2.31	3.52	(1.06)	1.37
Less Distributions From:
Net investment income	(0.04)	(0.07)	(0.07)	(0.07)	(0.10)
Net realized gain	(1.15)	(2.26)	(0.61)	(0.62)	(2.67)
Total Distributions	(1.19)	(2.33)	(0.68)	(0.69)	(2.77)
Net Asset Value, End of Period	$16.25	$15.51	$15.53	$12.69	$14.44
Total Return(2)	12.49%	15.06%	28.18%	(7.21)%	7.48%
Net Assets, End of Period (millions)	$3,161	$3,650	$3,810	$3,992	$4,783
Ratios to Average Net Assets:
Gross expenses(3)	1.00%	0.96%	0.95%	0.96%	0.95%
Net expenses(3)(4)	0.85%	0.81%	0.80%	0.82%	0.80%
Net investment income(3)(4)	0.26%	0.35%	0.50%	0.64%	0.21%
Portfolio Turnover Rate(5)(6)	98%	90%	95%	71%	83%

(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
311

Financial Highlights(continued)
Destinations Large Cap Equity Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$11.02	$11.64	$9.65	$11.18	$12.81
Income (Loss) from Operations:
Net investment income(1)	0.05	0.06	0.07	0.08	0.05
Net realized and unrealized gain (loss)	1.34	1.67	2.63	(0.90)	1.12
Total Income (Loss) from Operations	1.39	1.73	2.70	(0.82)	1.17
Less Distributions From:
Net investment income	(0.07)	(0.09)	(0.10)	(0.09)	(0.13)
Net realized gain	(1.14)	(2.26)	(0.61)	(0.62)	(2.67)
Total Distributions	(1.21)	(2.35)	(0.71)	(0.71)	(2.80)
Net Asset Value, End of Period	$11.20	$11.02	$11.64	$9.65	$11.18
Total Return(2)	12.73%	15.18%	28.50%	(7.16)%	7.65%
Net Assets, End of Period (millions)	$333	$338	$406	$397	$506
Ratios to Average Net Assets:
Gross expenses(3)	0.85%	0.81%	0.80%	0.81%	0.80%
Net expenses(3)(4)	0.70%	0.66%	0.65%	0.67%	0.65%
Net investment income(3)(4)	0.41%	0.51%	0.65%	0.79%	0.36%
Portfolio Turnover Rate(5)(6)	98%	90%	95%	71%	83%

(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
312

Financial Highlights(continued)
Destinations Small-Mid Cap Equity
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$13.09	$13.17	$11.79	$12.97	$16.43
Income (Loss) from Operations:
Net investment income (loss)(1)	0.02	0.03	0.04	0.04	(0.01)
Net realized and unrealized gain (loss)	3.64	0.93	1.37	(0.82)	0.55
Total Income (Loss) from Operations	3.66	0.96	1.41	(0.78)	0.54
Less Distributions From:
Net investment income	—	(0.22)	(0.03)	—	—
Net realized gain	(1.02)	(0.82)	—	(0.40)	(4.00)
Total Distributions	(1.02)	(1.04)	(0.03)	(0.40)	(4.00)
Net Asset Value, End of Period	$15.73	$13.09	$13.17	$11.79	$12.97
Total Return(2)	28.81%*	7.07%	12.00%	(5.86)%	1.66%
Net Assets, End of Period (millions)	$677	$688	$775	$1,036	$1,198
Ratios to Average Net Assets:
Gross expenses(3)	1.20%	1.15%	1.15%	1.13%	1.11%
Net expenses(3)(4)	1.11%	1.05%	1.11%	1.12%	1.10%
Net investment income (loss)(3)(4)	0.14%	0.25%	0.38%	0.36%	(0.05)%
Portfolio Turnover Rate(5)(6)	124%	129%	115%	125%	111%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.
(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
313

Financial Highlights(continued)
Destinations Small-Mid Cap Equity
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.37	$9.71	$8.70	$9.68	$13.17
Income (Loss) from Operations:
Net investment income(1)	0.03	0.04	0.05	0.05	0.01
Net realized and unrealized gain (loss)	2.58	0.68	1.01	(0.63)	0.50
Total Income (Loss) from Operations	2.61	0.72	1.06	(0.58)	0.51
Less Distributions From:
Net investment income	—	(0.24)	(0.05)	—	—
Net realized gain	(1.02)	(0.82)	—	(0.40)	(4.00)
Total Distributions	(1.02)	(1.06)	(0.05)	(0.40)	(4.00)
Net Asset Value, End of Period	$10.96	$9.37	$9.71	$8.70	$9.68
Total Return(2)	29.04%*	7.13%	12.25%	(5.78)%	1.86%
Net Assets, End of Period (millions)	$70	$63	$83	$101	$126
Ratios to Average Net Assets:
Gross expenses(3)	1.05%	1.00%	1.00%	0.98%	0.96%
Net expenses(3)(4)	0.96%	0.90%	0.96%	0.97%	0.95%
Net investment income(3)(4)	0.29%	0.40%	0.53%	0.51%	0.10%
Portfolio Turnover Rate(5)(6)	124%	129%	115%	125%	111%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.
(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
314

Financial Highlights(continued)
Destinations International Equity Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$13.28	$12.75	$11.72	$13.24	$15.11
Income (Loss) from Operations:
Net investment income(1)	0.24	0.22	0.21	0.12	0.01
Net realized and unrealized gain (loss)	4.61	0.77	1.06	(1.33)	(1.22)
Payment from Sub-adviser (Note 7)	0.01	—	—	—	—
Total Income (Loss) from Operations	4.86	0.99	1.27	(1.21)	(1.21)
Less Distributions From:
Net investment income	(0.27)	(0.32)	(0.24)	(0.20)	(0.03)
Net realized gain	(1.23)	(0.14)	—	(0.11)	(0.63)
Total Distributions	(1.50)	(0.46)	(0.24)	(0.31)	(0.66)
Net Asset Value, End of Period	$16.64	$13.28	$12.75	$11.72	$13.24
Total Return(2)	38.30%*	7.95%	10.84%	(9.07)%	(8.36)%
Net Assets, End of Period (millions)	$1,970	$1,785	$2,222	$1,840	$2,419
Ratios to Average Net Assets:
Gross expenses(3)	1.28%	1.27%	1.25%	1.26%	1.24%
Net expenses(3)(4)	1.07%	1.06%	1.05%	1.16%	1.20%
Net investment income(3)(4)	1.61%	1.67%	1.73%	1.02%	0.05%
Portfolio Turnover Rate(5)(6)	54%	62%	69%	66%	48%

*	Includes the impact of payment from Sub-adviser, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.
(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
315

Financial Highlights(continued)
Destinations International Equity Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$11.35	$10.97	$10.11	$11.48	$13.18
Income (Loss) from Operations:
Net investment income(1)	0.22	0.21	0.19	0.12	0.02
Net realized and unrealized gain (loss)	3.93	0.65	0.92	(1.16)	(1.05)
Payment from Sub-adviser (Note 7)	0.00*	—	—	—	—
Total Income (Loss) from Operations	4.15	0.86	1.11	(1.04)	(1.03)
Less Distributions From:
Net investment income	(0.30)	(0.34)	(0.25)	(0.22)	(0.04)
Net realized gain	(1.23)	(0.14)	—	(0.11)	(0.63)
Total Distributions	(1.53)	(0.48)	(0.25)	(0.33)	(0.67)
Net Asset Value, End of Period	$13.97	$11.35	$10.97	$10.11	$11.48
Total Return(2)	38.52%**	8.07%	11.06%	(8.98)%	(8.16)%
Net Assets, End of Period (millions)	$214	$165	$240	$184	$253
Ratios to Average Net Assets:
Gross expenses(3)	1.13%	1.13%	1.10%	1.11%	1.09%
Net expenses(3)(4)	0.91%	0.91%	0.90%	1.01%	1.05%
Net investment income(3)(4)	1.72%	1.85%	1.84%	1.18%	0.13%
Portfolio Turnover Rate(5)(6)	54%	62%	69%	66%	48%

*	Amount is less than $0.005 per share.
**	Includes the impact of payment from Sub-adviser, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.
(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
316

Financial Highlights(continued)
Destinations Equity Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$13.31	$11.49	$11.27	$11.91	$10.26
Income (Loss) from Operations:
Net investment income(1)	0.31	0.34	0.34	0.36	0.34
Net realized and unrealized gain (loss)	2.70	1.82	0.32	(0.47)	1.65
Total Income (Loss) from Operations	3.01	2.16	0.66	(0.11)	1.99
Less Distributions From:
Net investment income	(0.28)	(0.34)	(0.39)	(0.34)	(0.34)
Net realized gain	(0.94)	—	(0.05)	(0.19)	—
Total Distributions	(1.22)	(0.34)	(0.44)	(0.53)	(0.34)
Net Asset Value, End of Period	$15.10	$13.31	$11.49	$11.27	$11.91
Total Return(2)	23.72%*	19.07%	6.09%	(0.83)%	19.68%
Net Assets, End of Period (millions)	$475	$475	$550	$652	$469
Ratios to Average Net Assets:
Gross expenses(3)	1.09%	1.05%	1.06%	1.04%	1.04%
Net expenses(3)(4)	0.97%	0.93%	0.96%	0.94%	0.92%
Net investment income(3)(4)	2.26%	2.72%	3.10%	3.10%	2.94%
Portfolio Turnover Rate(5)(6)	62%	45%	51%	46%	58%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.
(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
317

Financial Highlights(continued)
Destinations Equity Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$12.83	$11.08	$10.89	$11.52	$9.94
Income (Loss) from Operations:
Net investment income(1)	0.32	0.35	0.34	0.36	0.35
Net realized and unrealized gain (loss)	2.59	1.76	0.30	(0.45)	1.59
Total Income (Loss) from Operations	2.91	2.11	0.64	(0.09)	1.94
Less Distributions From:
Net investment income	(0.30)	(0.36)	(0.40)	(0.35)	(0.36)
Net realized gain	(0.93)	—	(0.05)	(0.19)	—
Total Distributions	(1.23)	(0.36)	(0.45)	(0.54)	(0.36)
Net Asset Value, End of Period	$14.51	$12.83	$11.08	$10.89	$11.52
Total Return(2)	23.91%*	19.30%	6.17%	(0.65)%	19.71%
Net Assets, End of Period (millions)	$42	$36	$55	$60	$44
Ratios to Average Net Assets:
Gross expenses(3)	0.94%	0.90%	0.91%	0.89%	0.89%
Net expenses(3)(4)	0.82%	0.78%	0.81%	0.79%	0.77%
Net investment income(3)(4)	2.39%	2.93%	3.23%	3.24%	3.09%
Portfolio Turnover Rate(5)(6)	62%	45%	51%	46%	58%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.
(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
318

Financial Highlights(continued)
Destinations Core Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$8.49	$8.30	$8.31	$9.52	$10.19
Income (Loss) from Operations:
Net investment income(1)	0.34	0.32	0.26	0.24	0.12
Net realized and unrealized gain (loss)	0.13	0.19	0.02	(1.21)	(0.38)
Total Income (Loss) from Operations	0.47	0.51	0.28	(0.97)	(0.26)
Less Distributions From:
Net investment income	(0.34)	(0.32)	(0.27)	(0.24)	(0.13)
Net realized gain	—	—	—	—	(0.28)
Return of capital	—	—	(0.02)	—	—
Total Distributions	(0.34)	(0.32)	(0.29)	(0.24)	(0.41)
Net Asset Value, End of Period	$8.62	$8.49	$8.30	$8.31	$9.52
Total Return(2)	5.62%	6.30%	3.42%	(10.19)%	(2.72)%
Net Assets, End of Period (millions)	$1,373	$1,612	$1,821	$1,793	$2,002
Ratios to Average Net Assets:
Gross expenses(3)	0.90%	0.89%	0.88%	0.89%	0.87%
Net expenses(3)(4)	0.87%	0.84%	0.80%	0.81%	0.79%
Net investment income(3)(4)	4.00%	3.84%	3.14%	2.82%	1.18%
Portfolio Turnover Rate(5)(6)	167%	168%	181%	198%	240%

(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
319

Financial Highlights(continued)
Destinations Core Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$8.75	$8.54	$8.55	$9.79	$10.46
Income (Loss) from Operations:
Net investment income(1)	0.36	0.34	0.28	0.26	0.14
Net realized and unrealized gain (loss)	0.13	0.21	0.01	(1.24)	(0.39)
Total Income (Loss) from Operations	0.49	0.55	0.29	(0.98)	(0.25)
Less Distributions From:
Net investment income	(0.34)	(0.34)	(0.28)	(0.26)	(0.14)
Net realized gain	—	—	—	—	(0.28)
Return of capital	—	—	(0.02)	—	—
Total Distributions	(0.34)	(0.34)	(0.30)	(0.26)	(0.42)
Net Asset Value, End of Period	$8.90	$8.75	$8.54	$8.55	$9.79
Total Return(2)	5.84%	6.51%	3.45%	(10.08)%	(2.50)%
Net Assets, End of Period (millions)	$138	$142	$192	$170	$202
Ratios to Average Net Assets:
Gross expenses(3)	0.75%	0.74%	0.73%	0.74%	0.72%
Net expenses(3)(4)	0.72%	0.69%	0.65%	0.66%	0.64%
Net investment income(3)(4)	4.14%	3.98%	3.28%	2.96%	1.36%
Portfolio Turnover Rate(5)(6)	167%	168%	181%	198%	240%

(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
320

Financial Highlights(continued)
Destinations Low Duration Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.34	$9.30	$9.19	$9.68	$9.73
Income (Loss) from Operations:
Net investment income(1)	0.48	0.49	0.55	0.42	0.30
Net realized and unrealized gain (loss)	0.10	0.05	0.12	(0.39)	0.03
Total Income from Operations	0.58	0.54	0.67	0.03	0.33
Less Distributions From:
Net investment income	(0.56)	(0.50)	(0.56)	(0.51)	(0.37)
Net realized gain	—	—	—	(0.01)	(0.01)
Total Distributions	(0.56)	(0.50)	(0.56)	(0.52)	(0.38)
Net Asset Value, End of Period	$9.36	$9.34	$9.30	$9.19	$9.68
Total Return(2)	6.46%*	5.87%	7.55%	0.37%	3.40%
Net Assets, End of Period (millions)	$253	$299	$371	$451	$539
Ratios to Average Net Assets:
Gross expenses(3)	1.04%	0.99%	0.99%	0.96%	0.93%
Net expenses(3)(4)	0.99%	0.93%	0.95%	0.94%	0.93%
Net investment income(3)(4)	5.18%	5.19%	5.98%	4.51%	3.09%
Portfolio Turnover Rate(5)(6)	76%	87%	98%	98%	107%

*
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
321

Financial Highlights(continued)
Destinations Low Duration Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.60	$9.53	$9.40	$9.89	$9.93
Income (Loss) from Operations:
Net investment income(1)	0.51	0.51	0.58	0.44	0.33
Net realized and unrealized gain (loss)	0.11	0.05	0.12	(0.40)	0.02
Total Income from Operations	0.62	0.56	0.70	0.04	0.35
Less Distributions From:
Net investment income	(0.58)	(0.49)	(0.57)	(0.52)	(0.38)
Net realized gain	—	—	—	(0.01)	(0.01)
Total Distributions	(0.58)	(0.49)	(0.57)	(0.53)	(0.39)
Net Asset Value, End of Period	$9.64	$9.60	$9.53	$9.40	$9.89
Total Return(2)	6.63%*	6.03%	7.74%	0.49%	3.56%
Net Assets, End of Period (millions)	$22	$23	$34	$37	$49
Ratios to Average Net Assets:
Gross expenses(3)	0.89%	0.84%	0.84%	0.80%	0.78%
Net expenses(3)(4)	0.84%	0.78%	0.80%	0.79%	0.78%
Net investment income(3)(4)	5.33%	5.35%	6.13%	4.63%	3.28%
Portfolio Turnover Rate(5)(6)	76%	87%	98%	98%	107%

*
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
322

Financial Highlights(continued)
Destinations Global Fixed Income Opportunities Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.44	$9.32	$9.12	$9.76	$10.02
Income (Loss) from Operations:
Net investment income(1)	0.64	0.60	0.58	0.44	0.32
Net realized and unrealized gain (loss)	—	0.12	0.21	(0.65)	(0.17)
Total Income (Loss) from Operations	0.64	0.72	0.79	(0.21)	0.15
Less Distributions From:
Net investment income	(0.63)	(0.60)	(0.59)	(0.43)	(0.41)
Total Distributions	(0.63)	(0.60)	(0.59)	(0.43)	(0.41)
Net Asset Value, End of Period	$9.45	$9.44	$9.32	$9.12	$9.76
Total Return(2)	7.01%*	7.98%	8.98%	(2.09)%	1.49%
Net Assets, End of Period (millions)	$649	$687	$752	$622	$699
Ratios to Average Net Assets:
Gross expenses(3)(4)	1.16%	1.15%	1.15%	1.14%	1.19%
Net expenses(3)(4)(5)	1.08%	1.03%	1.02%	1.03%	1.08%
Net investment income(4)(5)	6.79%	6.44%	6.42%	4.70%	3.17%
Portfolio Turnover Rate(6)(7)	104%	112%	83%	58%	90%

*
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Ratios include interest and dividend expense on short sales which represent 0.03%, 0.05%, 0.05%, 0.04% and 0.09% for the year ended February 28, 2026, for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023 and for the year ended February 28, 2022, respectively.

(4)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Reflects the rate for the Fund as a whole; not on a share class basis.
(7)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
323

Financial Highlights(continued)
Destinations Global Fixed Income Opportunities Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.65	$9.51	$9.30	$9.94	$10.19
Income (Loss) from Operations:
Net investment income(1)	0.67	0.63	0.61	0.46	0.34
Net realized and unrealized gain (loss)	—	0.12	0.20	(0.66)	(0.17)
Total Income (Loss) from Operations	0.67	0.75	0.81	(0.20)	0.17
Less Distributions From:
Net investment income	(0.64)	(0.61)	(0.60)	(0.44)	(0.42)
Total Distributions	(0.64)	(0.61)	(0.60)	(0.44)	(0.42)
Net Asset Value, End of Period	$9.68	$9.65	$9.51	$9.30	$9.94
Total Return(2)	7.21%*	8.18%	9.06%	(1.91)%	1.67%
Net Assets, End of Period (millions)	$55	$52	$70	$57	$66
Ratios to Average Net Assets:
Gross expenses(3)(4)	1.01%	1.00%	1.00%	0.99%	1.04%
Net expenses(3)(4)(5)	0.93%	0.88%	0.87%	0.88%	0.93%
Net investment income(4)(5)	6.94%	6.60%	6.58%	4.83%	3.30%
Portfolio Turnover Rate(6)(7)	104%	112%	83%	58%	90%

*
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Ratios include interest and dividend expense on short sales which represent 0.03%, 0.05%, 0.05%, 0.04% and 0.09% for the year ended February 28, 2026, for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023 and for the year ended February 28, 2022, respectively.

(4)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Reflects the rate for the Fund as a whole; not on a share class basis.
(7)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
324

Financial Highlights(continued)
Destinations Municipal Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.69	$9.68	$9.54	$10.07	$10.38
Income (Loss) from Operations:
Net investment income(1)	0.28	0.27	0.25	0.16	0.10
Net realized and unrealized gain (loss)	0.10	0.03	0.16	(0.50)	(0.26)
Total Income (Loss) from Operations	0.38	0.30	0.41	(0.34)	(0.16)
Less Distributions From:
Net investment income	(0.29)	(0.29)	(0.27)	(0.19)	(0.13)
Net realized gain	—	—	—	—	(0.02)
Total Distributions	(0.29)	(0.29)	(0.27)	(0.19)	(0.15)
Net Asset Value, End of Period	$9.78	$9.69	$9.68	$9.54	$10.07
Total Return(2)	4.06%	3.16%	4.42%	(3.37)%	(1.53)%
Net Assets, End of Period (millions)	$597	$715	$812	$819	$887
Ratios to Average Net Assets:
Gross expenses(3)	0.95%	0.94%	0.94%	0.94%	0.93%
Net expenses(3)(4)	0.84%	0.81%	0.78%	0.78%	0.76%
Net investment income(3)(4)	2.95%	2.77%	2.59%	1.62%	0.97%
Portfolio Turnover Rate(5)(6)	48%	42%	58%	48%	41%

(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
325

Financial Highlights(continued)
Destinations Municipal Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.74	$9.71	$9.57	$10.10	$10.40
Income (Loss) from Operations:
Net investment income(1)	0.30	0.29	0.26	0.17	0.12
Net realized and unrealized gain (loss)	0.10	0.03	0.17	(0.50)	(0.25)
Total Income (Loss) from Operations	0.40	0.32	0.43	(0.33)	(0.13)
Less Distributions From:
Net investment income	(0.31)	(0.29)	(0.29)	(0.20)	(0.15)
Net realized gain	—	—	—	—	(0.02)
Total Distributions	(0.31)	(0.29)	(0.29)	(0.20)	(0.17)
Net Asset Value, End of Period	$9.83	$9.74	$9.71	$9.57	$10.10
Total Return(2)	4.20%	3.34%	4.56%	(3.21)%	(1.29)%
Net Assets, End of Period (millions)	$41	$38	$49	$44	$45
Ratios to Average Net Assets:
Gross expenses(3)	0.81%	0.79%	0.79%	0.79%	0.78%
Net expenses(3)(4)	0.69%	0.66%	0.63%	0.63%	0.61%
Net investment income(3)(4)	3.10%	2.94%	2.74%	1.77%	1.14%
Portfolio Turnover Rate(5)(6)	48%	42%	58%	48%	41%

(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(4)	Reflects fee waivers and/or expense reimbursements.
(5)	Reflects the rate for the Fund as a whole; not on a share class basis.
(6)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
326

Financial Highlights(continued)
Destinations Multi Strategy Alternatives Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$10.29	$10.45	$10.10	$10.22	$10.57
Income (Loss) from Operations:
Net investment income(1)	0.37	0.50	0.53	0.31	0.10
Net realized and unrealized gain (loss)	0.14	(0.02)	0.50	(0.13)	0.03
Total Income from Operations	0.51	0.48	1.03	0.18	0.13
Less Distributions From:
Net investment income	(0.42)	(0.63)	(0.68)	(0.27)	(0.22)
Net realized gain	(0.11)	(0.01)	—	(0.03)	(0.26)
Total Distributions	(0.53)	(0.64)	(0.68)	(0.30)	(0.48)
Net Asset Value, End of Period	$10.27	$10.29	$10.45	$10.10	$10.22
Total Return(2)	5.00%*	4.71%	10.51%	1.87%	1.25%
Net Assets, End of Period (millions)	$488	$546	$739	$851	$1,165
Ratios to Average Net Assets:
Gross expenses(3)(4)	1.62%	1.63%	1.67%	1.75%	1.75%
Net expenses(3)(4)(5)	1.26%	1.22%	1.23%	1.30%	1.31%
Net investment income(4)(5)	3.56%	4.75%	5.20%	3.13%	0.93%
Portfolio Turnover Rate(6)(7)	55%	58%	79%	70%	90%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.
(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Ratios include interest and dividend expense on short sales which represent 0.03%, 0.03%, 0.08%, 0.15% and 0.19% for the year ended February 28, 2026, for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023 and for the year ended February 28, 2022, respectively.

(4)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Reflects the rate for the Fund as a whole; not on a share class basis.
(7)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
327

Financial Highlights(continued)
Destinations Multi Strategy Alternatives Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.99	$10.16	$9.85	$9.96	$10.32
Income (Loss) from Operations:
Net investment income(1)	0.37	0.51	0.54	0.32	0.11
Net realized and unrealized gain (loss)	0.14	(0.02)	0.47	(0.12)	0.03
Total Income from Operations	0.51	0.49	1.01	0.20	0.14
Less Distributions From:
Net investment income	(0.44)	(0.64)	(0.70)	(0.28)	(0.24)
Net realized gain	(0.10)	(0.02)	—	(0.03)	(0.26)
Total Distributions	(0.54)	(0.66)	(0.70)	(0.31)	(0.50)
Net Asset Value, End of Period	$9.96	$9.99	$10.16	$9.85	$9.96
Total Return(2)	5.18%*	4.88%	10.50%	2.16%	1.31%
Net Assets, End of Period (millions)	$44	$42	$67	$72	$108
Ratios to Average Net Assets:
Gross expenses(3)(4)	1.47%	1.48%	1.52%	1.60%	1.60%
Net expenses(3)(4)(5)	1.11%	1.08%	1.08%	1.15%	1.16%
Net investment income(4)(5)	3.69%	4.96%	5.36%	3.24%	1.10%
Portfolio Turnover Rate(6)(7)	55%	58%	79%	70%	90%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.
(1)	Per share amounts have been calculated using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Ratios include interest and dividend expense on short sales which represent 0.03%, 0.03%, 0.08%, 0.15% and 0.19% for the year ended February 28, 2026, for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023 and for the year ended February 28, 2022, respectively.

(4)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Reflects the rate for the Fund as a whole; not on a share class basis.
(7)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
328

Financial Highlights(continued)
Destinations Shelter Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026	2025	2024	2023	2022(1)
Net asset value, Beginning of Period	$11.98	$10.48	$8.70	$9.56	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.01	0.02	0.04	0.03	0.01
Net realized and unrealized gain (loss)	1.10	1.52	1.78	(0.85)	(0.44)
Total Income (Loss) from Operations	1.11	1.54	1.82	(0.82)	(0.43)
Less Distributions From:
Net investment income	(0.01)	(0.04)	(0.04)	(0.02)	(0.01)
Net realized gain	—	—	—	(0.02)	—
Total Distributions	(0.01)	(0.04)	(0.04)	(0.04)	(0.01)
Net Asset Value, End of Period	$13.08	$11.98	$10.48	$8.70	$9.56
Total Return(3)	9.28%	14.70%	20.91%	(8.56)%	(4.33)%(4)
Net Assets, End of Period (millions)	$90	$96	$98	$99	$123
Ratios to Average Net Assets:
Gross expenses	1.25%	1.22%	1.31%	1.40%	1.40%(5)
Net expenses(6)	1.19%	1.16%	1.19%	1.29%	1.27%(5)
Net investment income(6)	0.06%	0.18%	0.47%	0.33%	0.27%(5)
Portfolio Turnover Rate(7)(8)	12%	9%	5%	5%	2%(4)

(1)	Figures are for the period from Class inception (October 26, 2021) through the period ended February 28, 2022.
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Reflects the rate for the Fund as a whole; not on a share class basis.
(8)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
329

Financial Highlights(continued)
Destinations Shelter Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026	2025	2024	2023	2022(1)
Net asset value, Beginning of Period	$11.83	$10.35	$8.60	$9.44	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.03	0.04	0.06	0.04	0.01
Net realized and unrealized gain (loss)	1.10	1.49	1.74	(0.83)	(0.56)
Total Income (Loss) from Operations	1.13	1.53	1.80	(0.79)	(0.55)
Less Distributions From:
Net investment income	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)
Net realized gain	—	—	—	(0.02)	—
Total Distributions	(0.03)	(0.05)	(0.05)	(0.05)	(0.01)
Net Asset Value, End of Period	$12.93	$11.83	$10.35	$8.60	$9.44
Total Return(3)	9.54%	14.93%	20.95%	(8.33)%	5.51%(4)
Net Assets, End of Period (millions)	$2	$2	$2	$2	$2
Ratios to Average Net Assets:
Gross expenses	1.10%	1.06%	1.15%	1.25%	1.22%(5)
Net expenses(6)	1.04%	1.00%	1.04%	1.14%	1.04%(5)
Net investment income(6)	0.21%	0.33%	0.63%	0.48%	0.30%(5)
Portfolio Turnover Rate(7)(8)	12%	9%	5%	5%	2%(4)

(1)	Figures are for the period from Class inception (November 3, 2021) through the period ended February 28, 2022.
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Reflects the rate for the Fund as a whole; not on a share class basis.
(8)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
330

Financial Highlights(continued)
Destinations Real Assets Fund
For a share of beneficial interest outstanding throughout the year ended February 28, unless otherwise noted:

	Class I
	2026	2025(1)
Net asset value, Beginning of Period	$2.20	$2.24(2)
Income (Loss) from Operations:
Net investment income(3)	0.05	0.01
Net realized and unrealized gain (loss)	0.67	(0.05)
Total Income (Loss) from Operations	0.72	(0.04)
Less Distributions From:
Net investment income	(0.06)	(0.00)(4)
Net realized gain	(0.03)	—
Total Distributions	(0.09)	(0.00)(4)
Net Asset Value, End of Period	$2.83	$2.20
Total Return(5)	33.29%	(1.54)%(6)
Net Assets, End of Period (millions)	$370	$292
Ratios to Average Net Assets:
Gross expenses(7)	1.39%	1.49%(8)
Net expenses(7)(9)	1.14%	1.24%(8)
Net investment income(7)(9)	2.07%	1.86%(8)
Portfolio Turnover Rate(10)(11)	92%	27%(6)

(1)	The information is for the period from November 14, 2024, when the Fund reopened, through the period ended February 28, 2025 (Note 1).
(2)	Reflects opening NAV on November 14, 2024.
(3)	Per share amounts have been calculated using the average shares method.
(4)	Amounts represent less than 0.01.
(5)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(6)	Not annualized.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Annualized.
(9)	Reflects fee waivers and/or expense reimbursements.
(10)	Reflects the rate for the Fund as a whole; not on a share class basis.
(11)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
331

Financial Highlights(concluded)
Destinations Real Assets Fund
For a share of beneficial interest outstanding throughout the year ended February 28, unless otherwise noted:

	Class Z
	2026	2025(1)
Net asset value, Beginning of Period	$1.95	$1.99(2)
Income (Loss) from Operations:
Net investment income(3)	0.05	0.01
Net realized and unrealized gain (loss)	0.59	(0.04)
Total Income (Loss) from Operations	0.64	(0.03)
Less Distributions From:
Net investment income	(0.06)	(0.01)
Net realized gain	(0.03)	—
Total Distributions	(0.09)	(0.01)
Net Asset Value, End of Period	$2.50	$1.95
Total Return(4)	33.66%	(1.71)%(5)
Net Assets, End of Period (millions)	$34	$23
Ratios to Average Net Assets:
Gross expenses(6)	1.24%	1.39%(7)
Net expenses(6)(8)	0.99%	1.13%(7)
Net investment income(6)(8)	2.20%	1.88%(7)
Portfolio Turnover Rate(9)(10)	92%	27%(5)

(1)	The information is for the period from November 14, 2024, when the Fund reopened, through the period ended February 28, 2025 (Note 1).
(2)	Reflects opening NAV on November 14, 2024.
(3)	Per share amounts have been calculated using the average shares method.
(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.
(9)	Reflects the rate for the Fund as a whole; not on a share class basis.
(10)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
332

Notes to Financial Statements
February 28, 2026
1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund, Destinations Shelter Fund and Destinations Real Assets Fund (reopened on November 14, 2024) (individually, a “Fund” and collectively, the “Funds”). The Destinations Funds are used to implement certain model-based advisory programs.
Client assets from such advisory programs were reallocated into the Destinations Real Assets Fund as of November 14, 2024, and, accordingly, audited financial statements have only been provided for the period from November 14, 2024 until the Fund’s fiscal year end on February 28, 2025. Because the Fund was not an active component in those advisory programs during its 2022, 2023 and 2024 fiscal years, there were no audited financial statements for the Fund during those fiscal years. For the Fund’s 2022, 2023 and 2024 fiscal years, the Adviser was the sole beneficial owner of the Fund, and the Fund had only de minimis assets, which consisted entirely of cash. Because the Fund was not obligated to conduct an audit for the fiscal years ended 2022, 2023 and 2024, unaudited financial statements for those time periods have not been included within this report.
Each Fund currently offers two classes of shares designated as Class I and Class Z shares.
Orion Portfolio Solutions LLC serves as the investment adviser to the Funds and conducts business as Brinker Capital Investments (“Brinker Capital” or the “Adviser”). The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).
Futures contracts are valued at the last posted settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at the last reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.
333

Notes to Financial Statements
February 28, 2026(continued)
3. Investment valuation (continued)
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. Pursuant to the requirements of the 1940 Act and Rule 2a-5, the Board designated a committee of persons at the investment adviser as the “Valuation Designee” to perform fair value determinations and approved revised policies and procedures for the Trust. The Valuation Designee is subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Valuation Designee’s fair value determinations. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 —	unadjusted quoted prices in active markets for identical securities.
Level 2 —	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
334

Notes to Financial Statements
February 28, 2026(continued)
3. Investment valuation (continued)
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
335

Notes to Financial Statements
February 28, 2026(continued)
3. Investment valuation (continued)
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$53,598,502	$53,598,502	$—	$—
Communications	474,112,823	474,112,823	—	—
Consumer Cyclical	321,961,861	321,961,861	—	—
Consumer Non-cyclical	434,990,621	434,990,621	—	—
Energy	123,890,437	123,890,437	—	—
Financial	586,001,343	586,001,343	—	—
Industrial	326,274,147	326,274,147	—	—
Technology	881,240,629	881,237,857	—	2,772
Utilities	37,835,565	37,835,565	—	—
Exchange Traded Funds (ETFs)	203,689,622	203,689,622	—	—
Preferred Stocks	767,329	—	—	767,329
Short-Term Investments:
Time Deposits	37,295,481	—	37,295,481	—
Total Investments, at value	$3,481,658,360	$3,443,592,778	$37,295,481	$770,101
Other Financial Instruments – Liabilities
Futures Contracts	$(35,704)	$(35,704)	$—	$—
Total Other Financial Instruments – Liabilities	$(35,704)	$(35,704)	$—	$—
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$42,359,234	$42,359,234	$—	$—
Communications	26,938,153	26,938,153	—	—
Consumer Cyclical	84,237,432	84,237,432	—	—
Consumer Non-cyclical	139,485,126	139,287,433	—	197,693
Energy	37,491,563	37,491,563	—	—
Financial	111,789,508	111,789,508	—	—*
Government	34,821	34,821	—	—
Industrial	165,636,520	165,636,520	—	—
Technology	68,083,721	68,083,721	—	—
Utilities	25,044,512	25,044,512	—	—
Exchange Traded Funds (ETFs)	32,806,406	32,806,406	—	—
Limited Partnership	13,025	13,025	—	—
Closed-End Fund	3,026	3,026	—	—
Warrant	232	232	—	—
Right	5	5	—	—
Short-Term Investments:
Time Deposits	13,698,788	—	13,698,788	—
Money Market Fund	5,692,844	5,692,844	—	—
Total Investments, at value	$753,314,916	$739,418,435	$13,698,788	$197,693
Other Financial Instruments – Assets
Futures Contracts	$44,047	$44,047	$—	$—
Total Other Financial Instruments – Assets	$44,047	$44,047	$—	$—

336

Notes to Financial Statements
February 28, 2026(continued)
3. Investment valuation (continued)

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$55,974,804	$469,739	$55,505,065	$—
Austria	1,203,670	—	1,203,670	—
Belgium	4,273,152	297,292	3,975,860	—
Bermuda	2,366,558	210,559	2,155,999	—
Brazil	19,455,925	9,533,677	9,922,248	—
Canada	145,096,655	145,096,655	—	—
Chile	2,545,684	2,206,901	338,783	—
China	59,978,921	15,098,926	44,879,995	—
Czech Republic	81,426	—	81,426	—
Denmark	28,457,591	2,045,781	26,411,810	—
Finland	39,791,730	—	39,791,730	—
France	135,790,782	—	135,790,782	—
Germany	114,578,829	—	114,578,829	—
Greece	6,656,828	—	6,656,828	—
Hong Kong	40,609,642	8,563,016	32,046,626	—
India	72,407,922	—	72,407,922	—
Indonesia	21,438,294	—	21,438,294	—
Ireland	31,635,871	8,644,661	22,991,210	—
Israel	12,432,387	6,635,408	5,796,979	—
Italy	62,447,461	—	62,447,461	—
Japan	317,007,441	—	317,007,441	—
Luxembourg	12,684,692	2,077,802	10,606,890	—
Macau	118,722	—	118,722	—
Malaysia	2,189,377	—	2,189,377	—
Mexico	18,649,338	—	18,649,338	—
Netherlands	77,325,420	1,375,088	75,950,332	—
New Zealand	1,053,845	—	1,053,845	—
Norway	29,067,332	—	29,067,332	—
Peru	4,009,002	4,009,002	—	—
Philippines	2,691,228	—	2,691,228	—
Poland	5,230,655	—	5,230,655	—
Portugal	4,693,099	—	4,693,099	—
Russia	845	—	—	845
Saudi Arabia	2,692,437	—	2,692,437	—
Singapore	11,645,087	4,853,402	6,791,685	—
South Africa	6,012,032	141,434	5,870,598	—
South Korea	117,336,369	127,466	117,208,903	—
Spain	31,334,800	—	31,334,800	—
Sweden	55,779,464	3,211,681	52,567,783	—
Switzerland	106,150,431	13,950,119	92,200,312	—
Taiwan	92,567,364	621,428	91,945,936	—
Thailand	2,869,979	—	2,869,979	—
Turkey	506,520	—	506,520	—
United Arab Emirates	463,710	—	463,710	—
United Kingdom	203,862,472	17,261,994	186,444,762	155,716
United States	23,447,000	22,194,552	396,496	855,952
Uruguay	3,151,341	3,151,341	—	—

337

Notes to Financial Statements
February 28, 2026(continued)
3. Investment valuation (continued)

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Vietnam	$2,266,446	$—	$2,266,446	$—
Exchange Traded Funds (ETFs)	151,218,913	151,218,913	—	—
Preferred Stocks:
Germany	6,576,336	—	6,576,336	—
United States	47,885	—	—	47,885
Warrants:
Canada	—*	—	—	—*
United States	568	568	—	—
Short-Term Investments:
Time Deposits	16,300,504	—	16,300,504	—
U.S. Government Agency	11,268,910	—	11,268,910	—
Money Market Fund	15,763,800	15,763,800	—	—
Total Investments, at value	$2,193,207,496	$438,761,205	$1,753,385,893	$1,060,398
Other Financial Instruments – Assets
Futures Contracts	$460,059	$460,059	$—	$—
Total Other Financial Instruments – Assets	$460,059	$460,059	$—	$—
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$18,592,406	$9,790,558	$8,801,848	$—
Communications	32,317,166	23,406,788	8,910,378	—
Consumer Cyclical	21,501,476	15,746,443	5,755,033	—
Consumer Non-cyclical	88,948,553	61,896,845	27,051,708	—
Energy	48,905,600	39,103,264	9,802,336	—
Financial	103,295,316	73,871,622	29,423,694	—
Industrial	41,676,599	21,533,635	20,142,964	—
Technology	20,936,735	17,550,204	3,386,531	—
Utilities	53,697,289	43,661,813	10,035,476	—
Exchange Traded Funds (ETFs)	68,573,485	68,573,485	—	—
Limited Partnership	2,477,758	2,477,758	—	—
Convertible Preferred Stock	2,362,932	2,362,932	—	—
Short-Term Investments:
Corporate Notes	6,966,337	—	6,966,337	—
Time Deposits	10,989,856	—	10,989,856	—
Money Market Fund	5,423	5,423	—	—
Total Investments, at value	$521,246,931	$379,980,770	$141,266,161	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(43,469)	$(43,469)	$—	$—
Total Other Financial Instruments – Liabilities	$(43,469)	$(43,469)	$—	$—

338

Notes to Financial Statements
February 28, 2026(continued)
3. Investment valuation (continued)

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$436,323,442	$—	$436,323,442	$—
Mortgage-Backed Securities	339,124,810	—	339,124,810	—
Collateralized Mortgage Obligations	278,998,963	—	278,998,963	—
Corporate Bonds & Notes	267,891,965	—	267,891,965	—
Asset-Backed Securities	145,954,235	—	145,954,235	—
Collateralized Loan Obligations	25,912,200	—	25,912,200	—
Sovereign Bonds	10,028,911	—	10,028,911	—
Senior Loans	4,191,529	—	4,191,529	—
Municipal Bonds	599,997	—	599,997	—
Exchange Traded Fund (ETF)	26,785,317	26,785,317	—	—
Common Stock	4,990	—	—	4,990
Short-Term Investments:
Time Deposits	37,948,028	—	37,948,028	—
Money Market Fund	618,657	618,657	—	—
Total Investments, at value	$1,574,383,044	$27,403,974	$1,546,974,080	$4,990
Other Financial Instruments – Assets
Futures Contracts	$79,954	$79,954	$—	$—
Centrally Cleared Interest Rate Swaps Contracts	480,673	—	480,673	—
Total Other Financial Instruments – Assets	$560,627	$79,954	$480,673	$—
Other Financial Instruments – Liabilities
Futures Contracts	$(76,188)	$(76,188)	$—	$—
Centrally Cleared Interest Rate Swaps Contracts	(322,431)	—	(322,431)	—
Centrally Cleared Credit Default Swap	(14,708)	—	(14,708)	—
Forward Sale Commitments	(19,336,394)	—	(19,336,394)	—
Total Other Financial Instruments – Liabilities	$(19,749,721)	$(76,188)	$(19,673,533)	$—
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$1,122,952	$—	$1,122,952	$—
Communications	15,655,763	—	14,461,960	1,193,803
Consumer Cyclical	3,060,414	—	3,060,414	—
Consumer Non-cyclical	26,142,408	—	20,279,958	5,862,450
Energy	4,461,367	—	4,461,367	—
Financial	15,794,757	—	15,794,757	—
Industrial	12,462,709	—	12,462,709	—
Technology	14,499,452	—	14,499,452	—
Utilities	2,780,810	—	2,780,810	—
Collateralized Mortgage Obligations	33,130,984	—	33,130,984	—
U.S. Government Agencies & Obligations	28,636,011	—	28,636,011	—
Collateralized Loan Obligations	15,846,380	—	15,846,380	—
Asset-Backed Securities	10,713,167	—	10,713,167	—

339

Notes to Financial Statements
February 28, 2026(continued)
3. Investment valuation (continued)

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund (continued)
Investments, at value (continued)
Senior Loans:
United Kingdom	$1,465,522	$—	$1,465,522	$—
United States	7,873,102	—	5,036,118	2,836,984
Mortgage-Backed Securities	3,703,326	—	3,703,326	—
Sovereign Bonds	250,116	—	250,116	—
Exchange Traded Fund (ETF)	35,971,955	35,971,955	—	—
Common Stocks:
Communications	—*	—	—	—*
Consumer Non-cyclical	955,861	121,880	—*	833,981
Diversified	16,326,832	16,326,832	—	—
Financial	—*	—	—	—*
Preferred Stock	1,450,295	1,450,295	—	—
Warrant	—*	—	—	—*
Short-Term Investments:
Commercial Papers	9,188,118	—	9,188,118	—
Corporate Note	1,642,106	—	—	1,642,106
Time Deposits	20,715,828	—	20,715,828	—
Money Market Fund	4,109,478	4,109,478	—	—
Total Investments, at value	$287,959,713	$57,980,440	$217,609,949	$12,369,324
Other Financial Instruments – Liabilities
Forward Foreign Currency Contracts	$(189,360)	$—	$(189,360)	$—
Total Other Financial Instruments – Liabilities	$(189,360)	$—	$(189,360)	$—
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
Argentina	$874,203	$—	$874,203	$—
Australia	1,018,802	—	1,018,802	—
Austria	824,807	—	824,807	—
Bermuda	7,347,944	—	7,347,944	—
Brazil	3,421,894	—	3,421,894	—
British Virgin Islands	2,324,241	—	2,324,241	—
Canada	16,746,359	—	16,746,359	—
Cayman Islands	15,484,723	—	15,484,723	—
Chile	13,315,544	—	13,315,544	—
Colombia	3,722,042	—	3,722,042	—
Czech Republic	916,608	—	916,608	—
France	4,561,884	—	4,561,884	—
Germany	20,346,563	—	20,346,563	—
Gibraltar	12,294,426	—	12,294,426	—
Guatemala	411,140	—	411,140	—
India	12,242,114	—	12,242,114	—
Indonesia	5,408,964	—	5,408,964	—
Ireland	3,378,711	—	3,378,711	—
Isle of Man	2,628,038	—	2,628,038	—

340

Notes to Financial Statements
February 28, 2026(continued)
3. Investment valuation (continued)

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Corporate Bonds & Notes: (continued)
Italy	$6,520,228	$—	$6,520,228	$—
Japan	1,971,353	—	1,971,353	—
Jersey, Channel Islands	3,678,197	—	3,678,197	—
Kazakhstan	1,331,321	—	1,331,321	—
Luxembourg	26,129,734	—	26,129,734	—
Malaysia	398,654	—	398,654	—
Marshall Islands	1,249,611	—	1,249,611	—
Mexico	24,887,671	—	24,887,671	—
Morocco	2,058,582	—	2,058,582	—
Multinational	2,967,057	—	2,967,057	—
Netherlands	11,025,477	—	11,025,477	—
Norway	8,703,232	—	8,703,232	—
Panama	1,296,790	—	1,296,790	—
Paraguay	363,654	—	363,654	—
Peru	13,458,185	—	13,458,185	—
Portugal	—*	—	—*	—
Singapore	17,872,850	—	17,872,850	—
Spain	3,526,392	—	3,526,392	—
Sweden	22,864,393	—	20,817,473	2,046,920
United Kingdom	35,563,068	—	35,563,068	—
United States	232,956,763	—	228,067,563	4,889,200
Senior Loans:
United States	34,052,882	—	33,541,268	511,614
Sovereign Bonds	10,337,219	—	10,337,219	—
U.S. Government Agency & Obligation	5,002,388	—	5,002,388	—
Asset-Backed Securities	2,365,118	—	2,365,118	—
Common Stocks:
Australia	54,943	54,943	—	—
Canada	—*	—	—*	—
Mexico	1,173,435	1,173,435	—	—
Sweden	—*	—	—	—*
United Kingdom	2,070,600	2,070,600	—	—
United States	28,794,759	23,036,561	—	5,758,198
Exchange Traded Fund (ETF)	15,590,024	15,590,024	—	—
Preferred Stocks	7,903,049	7,390,434	—	512,615
Limited Partnership	332,725	332,725	—	—
Convertible Preferred Stock	268,996	268,996	—	—
Warrants	43,614	—	—	43,614
Short-Term Investments:
Commercial Papers	18,434,499	—	18,434,499	—
Corporate Note	2,815,588	—	—	2,815,588
Time Deposits	17,588,687	—	17,588,687	—
Money Market Fund	13,699,494	13,699,494	—	—
Total Investments, at value	$706,620,239	$63,617,212	$626,425,278	$16,577,749

341

Notes to Financial Statements
February 28, 2026(continued)
3. Investment valuation (continued)

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$1,164,207	$—	$1,164,207	$—
Total Other Financial Instruments – Assets	$1,164,207	$—	$1,164,207	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(191,510)	$(191,510)	$—	$—
Forward Foreign Currency Contracts	(455,822)	—	(455,822)	—
Securities Sold Short:
Corporate Bond & Notes	(3,759,690)	—	(3,759,690)	—
Exchange Traded Fund (ETF)	(1,179,319)	(1,179,319)	—	—
Total Other Financial Instruments – Liabilities	$(5,586,341)	$(1,370,829)	$(4,215,512)	$—
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$573,853,319	$—	$573,853,319	$—
Exchange Traded Fund (ETF)	13,128,722	13,128,722	—	—
Warrant	13,664	—	—	13,664
Short-Term Investments:
Municipal Bonds	3,552,271	—	3,552,271	—
Time Deposits	46,588,954	—	46,588,954	—
Money Market Fund	13,214,025	13,214,025	—	—
Total Investments, at value	$650,350,955	$26,342,747	$623,994,544	$13,664
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$117,127,055	$—	$117,127,055	$—
Asset-Backed Securities	59,959,055	—	59,959,055	—
Collateralized Loan Obligations	5,692,700	—	5,692,700	—
Common Stocks	88,130,033	88,130,033	—	—
Open-End Fund	74,757,171	—	74,757,171	—
Exchange Traded Fund (ETF)	23,167,575	23,167,575	—	—
Warrants:
Diversified	921,626	912,948	—	8,678
Rights	303,525	303,525	—	—
Short-Term Investments:
Time Deposits	138,082,925	—	138,082,925	—
Total Investments, at value	$508,141,665	$112,514,081	$395,618,906	$8,678
Other Financial Instruments – Assets
OTC Credit Default Swaps	$120,432	$—	$120,432	$—
OTC Total Return Swaps	244,808	—	244,808	—
Total Other Financial Instruments – Assets	$365,240	$—	$365,240	$—

342

Notes to Financial Statements
February 28, 2026(continued)
3. Investment valuation (continued)

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund (continued)
Other Financial Instruments – Liabilities
OTC Credit Default Swaps	$(640,204)	$—	$(640,204)	$—
OTC Total Return Swaps	(63,052)	—	(63,052)	—
Securities Sold Short:
Common Stocks	(7,343,298)	(7,343,298)	—	—
Total Other Financial Instruments – Liabilities	$(8,046,554)	$(7,343,298)	$(703,256)	$—
Destinations Shelter Fund
Investments, at value
Common Stocks	$89,850,852	$89,850,852	$—	$—
Purchased Options	1,131,545	1,131,545	—	—
Short-Term Investments:
Time Deposits	1,702,847	—	1,702,847	—
Total Investments, at value	$92,685,244	$90,982,397	$1,702,847	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(530,165)	$(530,165)	$—	$—
Total Other Financial Instruments – Liabilities	$(530,165)	$(530,165)	$—	$—
Destinations Real Assets Fund
Investments, at value
Common Stocks:
Australia	$14,923,267	$—	$14,923,267	$—
Belgium	1,873,145	—	1,873,145	—
Canada	34,632,804	34,632,804	—	—
China	746,705	—	746,705	—
France	7,338,646	—	7,338,646	—
Germany	4,308,766	—	4,308,766	—
Greece	1,038,974	—	1,038,974	—
Hong Kong	7,479,912	—	7,479,912	—
Ireland	1,663,070	459,288	1,203,782	—
Italy	6,956,198	—	6,956,198	—
Japan	11,905,062	—	11,905,062	—
Luxembourg	1,774,176	1,774,176	—	—
Mexico	4,135,053	4,135,053	—	—
Netherlands	2,289,086	—	2,289,086	—
New Zealand	3,770,096	—	3,770,096	—
Norway	624,962	—	624,962	—
Philippines	456,995	—	456,995	—
Singapore	3,377,464	—	3,377,464	—
South Africa	1,708,313	455,508	1,252,805	—
Spain	15,066,819	—	15,066,819	—
Sweden	2,653,369	—	2,653,369	—
Thailand	518,697	—	518,697	—
United Kingdom	25,734,911	1,809,358	23,925,553	—
United States	198,370,407	198,370,407	—	—

343

Notes to Financial Statements
February 28, 2026(continued)
3. Investment valuation (continued)

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund (continued)
Investments, at value (continued)
Exchange Traded Funds (ETFs)	$43,271,140	$43,271,140	$—	$—
Limited Partnership	559,115	559,115	—	—
Closed-End Fund	165,638	—	165,638	—
Short-Term Investments:
Time Deposits	6,431,668	—	6,431,668	—
Money Market Fund	477,874	477,874	—	—
Total Investments, at value	$404,252,332	$285,944,723	$118,307,609	$—

*	Includes securities that are fair valued at $0.
**	The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

	Fair Value at February 28, 2026	Valuation Technique	Unobservable Input	Range	Weighted Average
Destinations Low Duration Fixed Income Fund
Senior Loans	$2,836,984	Prior Transaction Analysis	Transaction Price	99.50	99.50
Common Stock	$833,981	Prior Transaction Analysis	Transaction Price	1.00	1.00
Corporate Bond	$5,862,450	Asset-Based Valuation	Discounted Price Share 15%	85.00	85.00
Corporate Bond	$2,835,909	Market Comparables	Enterprise Value/EBITA Multiples	4.00X	4.00X
Total	$12,369,324
Destinations Global Fixed Income Opportunities Fund
Senior Loans	$266,851	Prior Transaction Analysis	Transaction Price	100.00	100.00

Senior Loans	$244,763	Market Comparables	Enterprise Value/EBITA Multiples	8.00X	8.00X
Preferred Stock	$512,615	Market Comparables	Enterprise Value/EBITA Multiples	8.00X	8.00X
Common Stock	$5,801,812	Prior Transaction Analysis	Transaction Price	1 - 53,000	27,617.00
Corporate Bond	$4,889,200	Asset-Based Valuation	Discounted Price Share 15%	85.00	85.00
Corporate Bond	$4,862,508	Market Comparables	Enterprise Value/EBITA Multiples	4.00X	4.00X
Total	$16,577,749

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the year ended February 28, 2026:

	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks	Warrants	Short Terms
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2025	$ 17,914,916	$ 10,711,118	$5,562,972	$ 1,347,134	$—	$293,692
Purchases	1,949,642	350,044	86,356	—	—	1,513,242
(Sales/Paydowns)	(9,503,621)	(6,607,970)	(2,275,955)	(587,677)	—	(32,019)
Total realized gain (loss)	(3,749,555)	323,076	(2,950,359)	314,339	—	(1,436,611)
Change in unrealized appreciation (depreciation)	4,484,519	878,930	2,656,579	(239,815)	—	1,188,825
Accrued discounts (premiums)	79,620	207,252	(242,609)	—	—	114,977
Transfers In**	1,193,803	1,193,803	—	—	—	—
Transfers Out	—	—	—	—	—	—
Balance as of February 28, 2026	$12,369,324	$7,056,253	$2,836,984	$833,981*	$—*	$1,642,106
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2026	$(92,625)	$80,850	$(15,881)	$(171,481)	$—	$13,887

344

Notes to Financial Statements
February 28, 2026(continued)
3. Investment valuation (continued)

	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks	Warrants	PREFERRED STOCKS	Short Terms
Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2025	$ 15,634,693	$6,537,468	$ 1,280,084	$7,180,584	$203,532*	$—	$433,025
Purchases	6,781,843	—	518,763	1	—	3,668,445	2,594,634
(Sales/Paydowns)	(2,089,678)	(1,814,025)	(128,443)	(100,000)	—	—	(47,210)
Total realized gain (loss)	(3,119,330)	62,014	(959,708)	(103,133)	—	—	(2,118,503)
Change in unrealized appreciation (depreciation)	(2,057,881)	75,985	644,637	(1,219,254)	(159,918)	(3,155,830)	1,756,499
Accrued discounts (premiums)	283,806	27,758	58,905	—	—	—	197,143
Transfers In**	2,046,920	2,046,920	—	—	—	—	—
Transfers Out***	(902,624)	—	(902,624)	—	—	—	—
Balance as of February 28, 2026	$16,577,749	$6,936,120	$511,614	$5,758,198*	$43,614*	$512,615	$2,815,588
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2026	$(4,367,175)	$70,200	$73,816	$ (1,219,254)	$ (159,918)	$(3,155,830)	$23,811

*	Includes securities that are fair valued at $0.
**	Amounts were transferred into Level 3 as the observability of price inputs has decreased during the reporting period.
***	Amounts were transferred out of Level 3 as the observability of price inputs has increased during the reporting period.
Level 3 investments held during and at the end of the year ended February 28, 2026 in relation to net assets of the Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Core Fixed Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Municipal Fixed Income Fund were not significant (0.02%, 0.03%, 0.05%, 0.00%, 0.00% and 0.00% of total net assets, respectively) and accordingly, a reconciliation of Level 3 assets for the year ended February 28, 2026 is not presented.
4. Accounting for Derivative Instruments
Certain Funds use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

345

Notes to Financial Statements
February 28, 2026(continued)
4. Accounting for Derivative Instruments (continued)
When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(d)
Forward Foreign Currency Contracts. Certain Funds enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption
346

Notes to Financial Statements
February 28, 2026(continued)
4. Accounting for Derivative Instruments (continued)
contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
i.
Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation
347

Notes to Financial Statements
February 28, 2026(continued)
4. Accounting for Derivative Instruments (continued)
to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

iv.
Total Return Swaps. Certain Funds enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.

v.
Variance Swaps. Certain Funds enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2026:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$—	$—	$—	$35,704	$35,704
	$—	$—	$—	$35,704	$35,704

348

Notes to Financial Statements
February 28, 2026(continued)
4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$212,419	$212,419
	$—	$—	$—	$212,419	$212,419
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$28,359	$28,359
	$—	$—	$—	$28,359	$28,359

Destinations Small-Mid Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$44,047	$44,047
	$—	$—	$—	$44,047	$44,047

Effect of Derivative Instruments on the Statements of Operations of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$93,015	$93,015
	$—	$—	$—	$93,015	$93,015
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$162,054	$162,054
	$—	$—	$—	$162,054	$162,054

Destinations International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$460,059	$460,059
	$—	$—	$—	$460,059	$460,059

349

Notes to Financial Statements
February 28, 2026(continued)
4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$834,825	$834,825
Net realized gain (loss) on options contracts written	—	—	—	62,865	62,865
Net realized gain (loss) on swaps contracts	—	—	—	174,103	174,103
	$—	$—	$—	$1,071,793	$1,071,793
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$414,261	$414,261
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	(12,567)	(12,567)
Net change in unrealized appreciation (depreciation) on swaps contracts	—	—	—	3,897,575	3,897,575
	$—	$—	$—	$4,299,269	$4,299,269

Destinations Equity Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$43,469	$43,469
	$—	$—	$—	$43,469	$43,469

Effect of Derivative Instruments on the Statements of Operations of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$405,883	$405,883
	$—	$—	$—	$405,883	$405,883
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(22,509)	$(22,509)
	$—	$—	$—	$(22,509)	$(22,509)

350

Notes to Financial Statements
February 28, 2026(continued)
4. Accounting for Derivative Instruments (continued)
Destinations Core Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$79,954	$—	$—	$—	$79,954
Unrealized appreciation on swaps contracts(e)	480,673	—	—	—	480,673
	$560,627	$—	$—	$—	$560,627
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$76,188	$—	$—	$—	$76,188
Unrealized depreciation on swaps contracts(f)	322,431	—	14,708	—	337,139
	$398,619	$—	$14,708	$—	$413,327

Effect of Derivative Instruments on the Statements of Operations of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$(974,896)	$—	$—	$—	$(974,896)
Net realized gain (loss) on swaps contracts	431,833	—	(1,424)	—	430,409
	$(543,063)	$—	$(1,424)	$—	$(544,487)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$141,650	$—	$—	$—	$141,650
Net change in unrealized appreciation (depreciation) on swaps contracts	(354,443)	—	(14,708)	—	(369,151)
	$(212,793)	$—	$(14,708)	$—	$(227,501)

Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on forward currency contracts(g)	$—	$189,360	$—	$—	$189,360
	$—	$189,360	$—	$—	$189,360

351

Notes to Financial Statements
February 28, 2026(continued)
4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$(1,320,941)	$—	$—	$(1,320,941)
	$—	$(1,320,941)	$—	$—	$(1,320,941)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$(108,610)	$—	$—	$(108,610)
	$—	$(108,610)	$—	$—	$(108,610)

Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward currency contracts(h)	$—	$1,164,207	$—	$—	$1,164,207
	$—	$1,164,207	$—	$—	$1,164,207
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$191,510	$191,510
Unrealized depreciation on forward currency contracts(g)	—	455,822	—	—	455,822
	$—	$455,822	$—	$191,510	$647,332

Effect of Derivative Instruments on the Statements of Operations of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$234,984	$234,984
Net realized gain (loss) on forward foreign currency contracts	—	(14,037,948)	—	—	(14,037,948)
	$—	$(14,037,948)	$—	$234,984	$(13,802,964)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$173,920	$173,920
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	1,560,532	—	—	1,560,532
	$—	$1,560,532	$—	$173,920	$1,734,452

352

Notes to Financial Statements
February 28, 2026(continued)
4. Accounting for Derivative Instruments (continued)
Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on swaps contracts(e)	$—	$—	$120,432	$244,808	$365,240
	$—	$—	$120,432	$244,808	$365,240
Liability derivatives
Unrealized depreciation on swaps contracts(f)	$—	$—	$640,204	$63,052	$703,256
	$—	$—	$640,204	$63,052	$703,256

Effect of Derivative Instruments on the Statements of Operations of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(a)
Net realized gain (loss) on swaps contracts	$—	$—	$(1,086,436)	$4,464,807	$3,378,371
	$—	$—	$(1,086,436)	$4,464,807	$3,378,371
Change in unrealized appreciation (depreciation) on derivatives recognized in income(b)
Net change in unrealized appreciation (depreciation) on swaps contracts	$—	$—	$(5,586,869)	$30,764	$(5,556,105)
	$—	$—	$(5,586,869)	$30,764	$(5,556,105)

Destinations Shelter Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options(i)	$—	$—	$—	$1,131,545	$1,131,545
	$—	$—	$—	$1,131,545	$1,131,545
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$530,165	$530,165
	$—	$—	$—	$530,165	$530,165

Effect of Derivative Instruments on the Statements of Operations of February 28, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on purchased options	$—	$—	$—	$(4,729,431)	$(4,729,431)
Net realized gain (loss) on options contracts written	—	—	—	(547,165)	(547,165)
	$—	$—	$—	$(5,276,596)	$(5,276,596)

353

Notes to Financial Statements
February 28, 2026(continued)
4. Accounting for Derivative Instruments (continued)

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on purchased options	$—	$—	$—	$56,282	$56,282
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	42,693	42,693
	$—	$—	$—	$98,975	$98,975

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(d)	Statements of Assets and Liabilities location: Options contracts written, at value.
(e)	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
(f)	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.
(g)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(h)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(i)	Statements of Assets and Liabilities location: Investments, at value.
The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of purchased options and options contracts written during the year ended February 28, 2026 were as follows:
Destinations Large Cap Equity Fund

Average notional amounts
Futures contracts	$2,606,433

Destinations Small-Mid Cap Equity Fund

Average notional amounts
Futures contracts	$1,510,533

Destinations International Equity Fund

Average notional amounts
Options contracts written	$9,581(a)
Futures contracts	$3,988,555
Swaps contracts	$9,475,097(b)

Destinations Equity Income Fund

Average notional amounts
Purchased options	$84,000(c)
Options contracts written	$82,267

Destinations Core Fixed Income Fund

Average notional amounts
Futures contracts	$46,847,133
Swaps contracts	$14,154,615

354

Notes to Financial Statements
February 28, 2026(continued)
4. Accounting for Derivative Instruments (continued)
Destinations Low Duration Fixed Income Fund

Average notional amounts
Forward foreign currency contracts	$13,224,117

Destinations Global Fixed Income Opportunities Fund

Average notional amounts
Purchased options	$4,516(c)
Options contracts written	$117,610
Forward foreign currency contracts	$120,508,280

Destinations Multi Strategy Alternatives Fund

Average notional amounts
Swaps contracts	$209,006,738

Destinations Shelter Fund

Average notional amounts
Purchased options	$783,783
Options contracts written	$848,234

Destinations Real Assets Fund

Average notional amounts
Forward foreign currency contracts	$349,895(c)

(a)	Positions were open for seven months during the year.
(b)	Positions were open for nine months during the year.
(c)	Positions were open for one month during the year.
5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(b)	Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.
(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses

355

Notes to Financial Statements
February 28, 2026(continued)
5. Accounting for Other Instruments (continued)
associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).
The following table presents securities on loan that are subject to enforceable netting arrangements as of February 28, 2026.

Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Small-Mid Cap Equity Fund	$5,003,965	$ —	$(5,003,965)	$ —
Destinations International Equity Fund	15,224,715	—	(15,224,715)	—
Destinations Equity Income Fund	5,360	—	(5,360)	—
Destinations Core Fixed Income Fund	596,054	—	(596,054)	—
Destinations Low Duration Fixed Income Fund	3,348,499	—	(3,348,499)	—
Destinations Global Fixed Income Opportunities Fund	12,004,496	—	(12,004,496)	—
Destinations Municipal Fixed Income Fund	12,935,835	—	(12,935,835)	—
Destinations Real Assets Fund	477,918	—	(477,874)	44*

(a)	Represents market value of securities on loan at period end.
(b)
The Funds received cash collateral of $5,692,844, $15,763,800, $5,423, $618,657, $4,109,478, $13,699,494, $13,214,025 and $477,874, respectively, which was subsequently invested in Federated Government Obligations Fund as reported in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.
*	The collateral will be adjusted the next business day to maintain the required collateral amount.
The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.
356

Notes to Financial Statements
February 28, 2026(continued)
5. Accounting for Other Instruments (continued)
The table below represents the disaggregation at February 28, 2026 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Remaining Contractual Maturity of the Agreements As of February 28, 2026
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Small-Mid Cap Equity Fund Securities Lending Transactions
Common Stocks	$5,692,844	$—	$—	$—	$5,692,844
Total Borrowings	$5,692,844	$—	$—	$—	$5,692,844
Gross amount of recognized liabilities for securities lending transactions					$5,692,844
Destinations International Equity Fund Securities Lending Transactions
Common Stocks	$15,763,800	$—	$—	$—	$15,763,800
Total Borrowings	$15,763,800	$—	$—	$—	$15,763,800
Gross amount of recognized liabilities for securities lending transactions					$15,763,800
Destinations Equity Income Fund Securities Lending Transactions
Common Stocks	$5,423	$—	$—	$—	$5,423
Total Borrowings	$5,423	$—	$—	$—	$5,423
Gross amount of recognized liabilities for securities lending transactions					$5,423
Destinations Core Fixed Income Fund Securities Lending Transactions
Corporate Bonds	$618,657	$—	$—	$—	$618,657
Total Borrowings	$618,657	$—	$—	$—	$618,657
Gross amount of recognized liabilities for securities lending transactions					$618,657
Destinations Low Duration Fixed Income Fund Securities Lending Transactions
Corporate Bonds	$4,109,478	$—	$—	$—	$4,109,478
Total Borrowings	$4,109,478	$—	$—	$—	$4,109,478
Gross amount of recognized liabilities for securities lending transactions					$4,109,478
Destinations Global Fixed Income Opportunities Fund Securities Lending Transactions
Corporate Bonds	$13,699,494	$—	$—	$—	$13,699,494
Total Borrowings	$13,699,494	$—	$—	$—	$13,699,494
Gross amount of recognized liabilities for securities lending transactions					$13,699,494

357

Notes to Financial Statements
February 28, 2026(continued)
5. Accounting for Other Instruments (continued)

	Remaining Contractual Maturity of the Agreements As of February 28, 2026
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Municipal Fixed Income Fund Securities Lending Transactions
Common Stocks	$13,214,025	$—	$—	$—	$13,214,025
Total Borrowings	$13,214,025	$—	$—	$—	$13,214,025
Gross amount of recognized liabilities for securities lending transactions					$13,214,025
Destinations Real Assets Fund Securities Lending Transactions
Common Stocks	$477,874	$—	$—	$—	$477,874
Total Borrowings	$477,874	$—	$—	$—	$477,874
Gross amount of recognized liabilities for securities lending transactions					$477,874

(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
358

Notes to Financial Statements
February 28, 2026(continued)
5. Accounting for Other Instruments (continued)
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and income from non-cash interest or dividends and income from non-cash dividends, respectively. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.

(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

359

Notes to Financial Statements
February 28, 2026(continued)
5. Accounting for Other Instruments (continued)
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income, Destinations Multi Strategy Alternatives and Destinations Shelter Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity, Destinations International Equity and Destinations Real Assets Funds to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

(k)	All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.
(l)
Taxes. The Trust’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Trust may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
The Trust has reviewed the tax positions for the open tax years as of February 28, 2026 and has determined that no provision for income tax and/or uncertain tax positions is required in the Trust’s financial statements.
The Trust’s federal tax returns for the prior three fiscal years remain open subject to examinations by the Internal Revenue Service.
During the reporting period, the Funds adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update 2023-09-Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or results of their operations. The Funds did not pay any federal or state and local income taxes. There were no significant amounts of income taxes paid in foreign jurisdictions by the Funds during the year ended February 28, 2026.
(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

360

Notes to Financial Statements
February 28, 2026(continued)
5. Accounting for Other Instruments (continued)
(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, the Funds earn a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.
The following table summarizes the Funds’ unfunded loans positions as of February 28, 2026.

	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation (Depreciation)
Destinations Core Fixed Income Fund
Kaman Corp.	$3,126	$3,130	$3,121	$(9)
Pinnacle Buyer LLC	2,419	2,419	2,420	1
Pye-Barker Fire & Safety LLC	1,300	1,300	1,300	0*
Savor Acquisition Inc.	6,034	6,055	6,037	(18)
	$12,879	$12,904	$12,878	$(26)

*	Amount is less than $0.5.
(q)
Segment Information. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Operating Officer, Chief Compliance Officer and Assistant Secretary of the Trust, collectively act as the Fund Administration Team, which is deemed to be the CODM of the Funds. Each of the Funds is considered to be a single operating segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations is the information used for the day-to-day management of the Funds. The operating results are consistent with, but not limited to, the information presented in the Funds’ Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

(r)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of

361

Notes to Financial Statements
February 28, 2026(continued)
5. Accounting for Other Instruments (continued)
the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.
Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at February 28, 2026 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2026.

	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations Low Duration Fixed Income Fund
Forward foreign currency contracts	$—	$189,360
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$—	$189,360
Destinations Global Fixed Income Opportunities Fund
Forward foreign currency contracts	$1,164,207	$455,822
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,164,207	$455,822
Destinations Multi Strategy Alternatives Fund
Swap contracts	$365,240	$703,256
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$365,240	$703,256

(a)	Excludes exchange-traded derivatives.
362

Notes to Financial Statements
February 28, 2026(continued)
5. Accounting for Other Instruments (continued)
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 28, 2026.

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$189,360	$—	$—	$189,360
Total Over-the-counter derivative instruments	$189,360	$—	$—	$189,360

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$1,164,207	$(455,822)	$—	$708,385
Total Over-the-counter derivative instruments	$1,164,207	$(455,822)	$—	$708,385

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$455,822	$(455,822)	$—	$—
Total Over-the-counter derivative instruments	$455,822	$(455,822)	$—	$—

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co.	$8,284	$(8,284)	$—	$—
Morgan Stanley Capital Services LLC	$356,956	$(70,363)	$—	$286,593
Total Over-the-counter derivative instruments	$365,240	$(78,647)	$—	$286,593

363

Notes to Financial Statements
February 28, 2026(continued)
5. Accounting for Other Instruments (continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co.	$632,893	$(8,284)	$(624,609)	$—
Morgan Stanley Capital Services LLC	$70,363	$(70,363)	$—	$—
Total Over-the-counter derivative instruments	$703,256	$(78,647)	$(624,609)	$—

(a)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
(d)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(e)	Net amount represents the net amount receivable from the counterparty in the event of default.
6. Significant Risks and Uncertainties
(a)
Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other Funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

(b)
Asia Region Risk. Many Asian economies have at various times been negatively affected by inflation, currency devaluations, an over-reliance on international trade and exports, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, expropriation and/or nationalization of assets, confiscatory taxation, or natural disasters could have a significant impact on companies doing business in Asia. The Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for Asian products and services.

(c)
Asset-Backed Securities Risk. The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

(d)
Bank Loans Risk. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

(e)
Call Risk. If, during periods of falling interest rates, an issuer calls higher-yielding debt securities held by the Strategy, the Strategy may have to reinvest in securities with lower yields or higher risk of default, which may adversely impact the Strategy’s performance.

364

Notes to Financial Statements
February 28, 2026(continued)
6. Significant Risks and Uncertainties (continued)
(f)	Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
(g)
Collateralized Loan Obligations (CLOs) Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO’s expenses.

(h)
Commercial Paper Risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.

(i)
Commodity Investments Risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, pandemics, epidemics, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of shares of the Fund to fall. Exposure to commodities and commodities markets may subject the fund to greater volatility than investments in traditional securities.

(j)
Concentration Risk. Issuers in a single industry, sector, country or region can react similarly to market, economic, political, regulatory, geopolitical, and other conditions. The Fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the Fund is exposed.

(k)
Contingent Capital Security Risk. Contingent capital securities (sometimes referred to as “CoCos”) have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Strategy losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

(l)
Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk — that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

365

Notes to Financial Statements
February 28, 2026(continued)
6. Significant Risks and Uncertainties (continued)
(m)
Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

(n)
Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

(o)
Depositary Receipts Risk. Because the Fund may invest in depositary receipts, to include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

(p)
Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in the Fund’s prospectus. Derivatives may also involve other risks described in the Fund’s prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

(q)
Dividend Income Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time.

(r)
Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

(s)
Europe and United Kingdom Risk. The European financial markets have experienced increased volatility due to concerns about economic downturns, political unrest, war, military conflict, economic sanctions, rising government debt levels, energy crises, and public pandemics, and these events may continue to significantly affect all of Europe. European economies could be significantly affected by, among other things, rising unemployment, the imposition or unexpected elimination of fiscal and monetary controls by member countries of the European Economic and Monetary Union, uncertainty surrounding the euro, the success of governmental actions to reduce budget deficits, and ongoing uncertainties surrounding Brexit, the formal withdrawal by the United Kingdom from the European Union. In addition, acts of war may amplify already existing geopolitical tensions and could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies.

(t)
Event-Driven Risk. Event-driven opportunities may not occur as anticipated, resulting in potentially reduced returns or losses to the Fund as it unwinds trades where those opportunities do not materialize as anticipated.

(u)
Exchange-Traded Notes (ETNs) Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.

(v)	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
(w)
Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including

366

Notes to Financial Statements
February 28, 2026(continued)
6. Significant Risks and Uncertainties (continued)
governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.
(x)
Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets. Frontier markets, considered by the Fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

(y)
Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

(z)
Hedging Risk. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. In addition, the use of hedging may result in certain adverse tax consequences.

(aa)
High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Sub-advisers to be of comparable quality are predominantly speculative. These instruments commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

(ab)
Indian Market and India Region Risk. Government actions, bureaucratic obstacles and inconsistent economic and tax reform policies within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and reduce the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Family-controlled companies may have weaker and less transparent corporate governance, which increases the potential for loss and unequal treatment of investors. India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The threat of aggression in the region could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China. Because the Fund may invest a large percentage of its assets in India, the value of the Fund’s shares may be affected by events that adversely affect India and may fluctuate more than the value of a less concentrated fund’s shares.

(ac)
Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

367

Notes to Financial Statements
February 28, 2026(continued)
6. Significant Risks and Uncertainties (continued)
(ad)
Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

(ae)
Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

(af)
Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

(ag)
Loan Assignment/Loan Participation Risk. If a bank loan is acquired through an assignment or a participation, the Fund will be exposed to the credit risk of both the borrower or the institution selling the participation.

(ah)
Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

(ai)
Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

(aj)
Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

(ak)
MLP Risk. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting the industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

(al)
Mortgage-Backed Securities Risk. The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

(am)
Multi-Manager Risk. The Adviser may be unable to identify and retain Sub-advisers who achieve superior investment returns relative to other similar Sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

(an)
Municipal Securities Risk. The risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it

368

Notes to Financial Statements
February 28, 2026(continued)
6. Significant Risks and Uncertainties (continued)
invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, healthcare, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).
(ao)
Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources.

(ap)
Non-Diversified Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

(aq)	Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.
(ar)
Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

(as)
Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

(at)
Private Placement Risk. A private placement involves the sale of securities that have not been registered under U.S. or foreign securities laws to certain institutional and qualified individual purchasers. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Securities sold through private placements are not publicly traded and, therefore, are less liquid. Companies seeking private placement investments tend to be in earlier stages of development and have not yet been fully tested in the public marketplace.

(au)
Puerto Rico Investments Risk. To the extent the Fund invests in Puerto Rico municipal securities, the Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Fund. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market.

(av)
Real Assets Risk. Investments in the energy, materials, industrials, utilities and real estate sectors involve a high degree of risk, including significant financial, operating, and competitive risks. Investments in REITs and MLPs expose the Fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

(aw)
Real Estate Investment Trusts (REITs) Risk. REITs are trusts that invest primarily in commercial real estate or real estaterelated loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

(ax)
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be more susceptible to any economic, business or other developments which generally affect that sector.

(ay)
Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

369

Notes to Financial Statements
February 28, 2026(continued)
6. Significant Risks and Uncertainties (continued)
(az)
Senior Loans Risk. Senior loans are business loans made to borrowers that may be corporations, partnerships or other entities. Investing in senior loans involves investment risk and some borrowers default on their senior loan repayments. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Senior loans are subject to the risk that when sold, such sale may not settle in a timely manner, resulting in a settlement date that may be much later than the trade date. Delayed settlement interferes with the Fund’s ability to realize the proceeds of senior loan sales in a timely way.

(ba)
Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. Generally, the short sales in which the Fund may invest will not be “against the box,” meaning the Fund will not own the shorted security, so theoretically the potential loss resulting from short sales is unlimited.

(bb)
Small-Cap and Micro-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

(bc)
Sovereign Obligation Risk. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the underlying funds may have limited recourse in the event of a default.

(bd)
Special Purpose Acquisition Companies Risks. The Fund may, to the extent permitted by the 1940 Act, as amended, and its investment policies, invest in special purpose acquisition companies (“SPACs”). Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

(be)
Structured Notes Risk. The Fund may invest in structured notes, which are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.

(bf)
Tax Risk. The risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends. The Fund may rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. In such instances, neither the Fund nor the Sub-adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. Some of the Fund’s income distributions may be, and distributions of the Fund’s gains may be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the AMT tax applicable to non-corporate shareholders. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.

(bg)
TBA and When-Issued Transaction Risk. TBA and When-Issued securities involve risk that a security the Fund buys will lose value prior to its delivery. There is also risk that the security will not be issued or that the other party to the

370

Notes to Financial Statements
February 28, 2026(continued)
6. Significant Risks and Uncertainties (continued)
transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
(bh)
U.S. Government Securities Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

(bi)	Value Stocks Risk. The risk that the Fund will underperform when value investing is out of favor or that the Fund’s investments will not appreciate in value as anticipated.
(bj)
Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

7. Investment Management Agreement
Brinker Capital Investments, LLC serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate sub-advisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:

Fund	Sub-advisory Fee	Brinker Capital Investments, LLC Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.16%	0.44%	0.75%
Destinations Small-Mid Cap Equity Fund	0.36%	0.44%	0.90%
Destinations International Equity Fund	0.34%	0.44%	1.00%
Destinations Equity Income Fund	0.24%	0.44%	0.80%
Destinations Core Fixed Income Fund	0.17%	0.44%	0.65%
Destinations Low Duration Fixed Income Fund	0.21%	0.44%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.32%	0.44%	0.85%
Destinations Municipal Fixed Income Fund	0.15%	0.44%	0.70%
Destinations Multi Strategy Alternatives Fund	0.54%	0.44%	1.35%
Destinations Shelter Fund	0.35%	0.44%	0.85%
Destinations Real Assets Fund	0.31%	0.44%	1.00%

Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. During the year ended February 28, 2026, no additional amounts were voluntary waived. In addition, since March 20, 2017, Brinker Capital has contractually waived a portion of its advisory fee with respect to any Fund in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. At a meeting in December 2023, in connection with an initiative to reduce overall expenses borne by the investors, the Board approved changes to Brinker Capital’s contractual fee waiver such that effective as of April 1, 2024, Brinker Capital will now waive management fees in excess of 0.444% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to each Fund. This adjustment was made to partially offset the effect on Brinker Capital of eliminating other revenues paid to it by investors outside of the Funds. The contractual fee waiver agreement may be amended or terminated only with the consent of the Board of Trustees.
371

Notes to Financial Statements
February 28, 2026(continued)
7. Investment Management Agreement (continued)
For the year ended February 28, 2026, the amounts waived by the Adviser, which are not recoupable, were as follows:

Fund
Destinations Large Cap Equity Fund	$5,281,393
Destinations Small-Mid Cap Equity Fund	632,999
Destinations International Equity Fund	4,242,706
Destinations Equity Income Fund	541,714
Destinations Core Fixed Income Fund	543,987
Destinations Low Duration Fixed Income Fund	134,572
Destinations Global Fixed Income Opportunities Fund	577,553
Destinations Municipal Fixed Income Fund	732,482
Destinations Multi Strategy Alternatives Fund	1,994,203
Destinations Shelter Fund	52,482
Destinations Real Assets Fund	826,572

During the year ended February 28, 2026, a Sub-adviser of Destinations International Equity Fund reimbursed the Fund $698,616 for trading losses incurred due to trade entry errors.
Cross trades for the year ended were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series. The Board of Trustees determines no less frequently than quarterly that such transactions were affected in compliance with the Procedures.
For the year ended, pursuant to these Procedures, each Funds’ total cross trades transactions were as follows:

Fund	Purchases	Sales	Realized Gain/(Loss)
Destinations International Equity Fund	$—	$541,380	$(308,633)

8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class and is included with the Transfer agent fees in the Statements of Operations.
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory programs that do not include a sub-transfer agent fee.
372

Notes to Financial Statements
February 28, 2026(continued)
8. Class Specific Expenses (continued)
For the year ended February 28, 2026, class specific expenses were as follows:

Sub-Transfer Agent Fees
Fund	Class I
Destinations Large Cap Equity Fund	$4,902,766
Destinations Small-Mid Cap Equity Fund	934,557
Destinations International Equity Fund	2,672,604
Destinations Equity Income Fund	665,476
Destinations Core Fixed Income Fund	2,155,889
Destinations Low Duration Fixed Income Fund	401,613
Destinations Global Fixed Income Opportunities Fund	979,431
Destinations Municipal Fixed Income Fund	935,638
Destinations Multi Strategy Alternatives Fund	764,283
Destinations Shelter Fund	139,788
Destinations Real Assets Fund	454,351

9. Investments
During the year ended February 28, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) for each Fund were as follows:

	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$3,495,866,204	$3,517,261,351	$—	$—
Destinations Small-Mid Cap Equity Fund	840,293,092	864,154,403	—	—
Destinations International Equity Fund	1,049,727,843	1,248,693,889	—	—
Destinations Equity Income Fund	294,953,251	316,045,401	—	—
Destinations Core Fixed Income Fund	2,165,605,362	2,423,479,448	1,712,674,540	1,840,409,396
Destinations Low Duration Fixed Income Fund	204,525,565	259,513,501	19,214,357	18,591,167
Destinations Global Fixed Income Opportunities Fund	666,204,535	715,631,421	4,988,728	9,723,703
Destinations Municipal Fixed Income Fund	300,600,806	439,261,943	—	—
Destinations Multi Strategy Alternatives Fund	238,246,988	382,385,871	—	—
Destinations Shelter Fund	11,478,630	32,206,653	—	—
Destinations Real Assets Fund	300,537,801	307,068,433	—	—

	Investments		U.S. Government & Agency Obligations
Fund	Securities Sold Short	Covers on Securities Sold Short	Securities Sold Short	Covers on Securities Sold Short
Destinations Large Cap Equity Fund	$—	$—	$—	$—
Destinations Small-Mid Cap Equity Fund	2,495,731	2,499,775	—	—
Destinations International Equity Fund	—	—	—	—
Destinations Equity Income Fund	—	—	—	—
Destinations Core Fixed Income Fund	469,086,284	456,569,615	469,086,284	456,569,615
Destinations Low Duration Fixed Income Fund	—	—	—	—
Destinations Global Fixed Income Opportunities Fund	16,517,001	15,779,435	—	—
Destinations Municipal Fixed Income Fund	—	—	—	—
Destinations Multi Strategy Alternatives Fund	5,611,170	10,863,868	3,793,438	3,799,345
Destinations Shelter Fund	—	—	—	—
Destinations Real Assets Fund	8,857	8,785	—	—

373

Notes to Financial Statements
February 28, 2026(continued)
9. Investments (continued)
At February 28, 2026, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$2,772,405,383	$792,492,743	$(83,275,470)	$709,217,273
Destinations Small-Mid Cap Equity Fund	581,872,333	200,363,891	(28,877,261)	171,486,630
Destinations International Equity Fund	1,520,597,278	782,524,544	(109,454,267)	673,070,277
Destinations Equity Income Fund	391,040,617	138,714,422	(8,551,577)	130,162,845
Destinations Core Fixed Income Fund	1,645,579,591	22,978,118	(113,363,759)	(90,385,641)
Destinations Low Duration Fixed Income Fund	294,960,798	5,707,767	(12,898,212)	(7,190,445)
Destinations Global Fixed Income Opportunities Fund	708,288,015	21,208,526	(27,298,436)	(6,089,910)
Destinations Municipal Fixed Income Fund	642,936,802	18,307,926	(10,893,773)	7,414,153
Destinations Multi Strategy Alternatives Fund	498,934,256	18,207,991	(16,681,896)	1,526,095
Destinations Shelter Fund	50,188,371	42,370,459	(403,751)	41,966,708
Destinations Real Assets Fund	337,682,285	76,706,382	(10,136,335)	66,570,047

10. Shares of Beneficial Interest
At February 28, 2026, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2026, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.
Transactions in shares of each Fund’s Class were as follows:

	Year ended 28 February, 2026		Year ended 28 February, 2026		Year ended 28 February, 2025		Year ended 28 February, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I	Class I	Class Z	Class Z	Class I	Class I	Class Z	Class Z
Destinations Large Cap Equity Fund
Shares sold	42,649,931	$678,007,746	58,573,259	$648,383,392	47,936,226	$776,617,278	18,123,352	$206,973,040
Shares issued on reinvestment	13,556,358	218,392,931	2,916,800	32,376,479	32,581,312	497,842,444	5,465,201	59,297,429
Shares repurchased	(96,964,991)	(1,528,952,979)	(62,490,198)	(693,338,534)	(90,555,445)	(1,486,366,178)	(27,754,971)	(335,806,573)
Net Decrease	(40,758,702)	$(632,552,302)	(1,000,139)	$(12,578,663)	(10,037,907)	$(211,906,456)	(4,166,418)	$(69,536,104)
Destinations Small-Mid Cap Equity Fund
Shares sold	3,173,805	$43,881,480	20,046,417	$191,688,284	8,475,286	$117,602,808	4,984,628	$47,988,892
Shares issued on reinvestment	2,937,626	41,714,294	596,609	5,900,460	3,939,119	52,902,360	657,807	6,321,522
Shares repurchased	(15,632,210)	(208,386,522)	(21,012,873)	(201,301,952)	(18,713,154)	(262,615,321)	(7,416,958)	(75,164,227)
Net Decrease	(9,520,779)	$(122,790,748)	(369,847)	$(3,713,208)	(6,298,749)	$(92,110,153)	(1,774,523)	$(20,853,813)
Destinations International Equity Fund
Shares sold	7,885,503	$117,662,626	17,090,554	$219,616,076	12,798,432	$169,733,065	2,515,401	$28,673,039
Shares issued on reinvestment	11,320,746	164,264,031	1,675,127	20,403,047	4,931,367	61,888,659	625,831	6,715,166
Shares repurchased	(35,217,911)	(513,731,760)	(17,978,104)	(230,338,986)	(57,581,642)	(762,847,638)	(10,564,096)	(120,464,003)
Net Increase/(Decrease)	(16,011,662)	$(231,805,103)	787,577	$9,680,137	(39,851,843)	$(531,225,914)	(7,422,864)	$(85,075,798)
Destinations Equity Income Fund
Shares sold	2,854,109	$39,241,896	7,255,848	$95,709,116	4,563,391	$56,725,520	1,799,693	$22,428,274
Shares issued on reinvestment	2,706,000	37,014,549	250,107	3,291,246	1,149,834	14,115,335	111,768	1,321,557
Shares repurchased	(9,774,660)	(132,564,488)	(7,405,398)	(97,707,522)	(17,895,047)	(223,795,561)	(4,099,653)	(50,402,428)
Net Increase/(Decrease)	(4,214,551)	$(56,308,043)	100,557	$1,292,840	(12,181,822)	$(152,954,706)	(2,188,192)	$(26,652,597)

374

Notes to Financial Statements
February 28, 2026(continued)
10. Shares of Beneficial Interest (continued)

	Year ended 28 February, 2026		Year ended 28 February, 2026		Year ended 28 February, 2025		Year ended 28 February, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I	Class I	Class Z	Class Z	Class I	Class I	Class Z	Class Z
Destinations Core Fixed Income Fund
Shares sold	13,371,578	$113,204,352	2,484,471	$21,753,511	22,071,426	$185,304,812	2,961,846	$25,602,213
Shares issued on reinvestment	6,568,880	55,665,503	609,596	5,329,303	7,816,163	65,558,012	759,086	6,558,623
Shares repurchased	(50,502,788)	(426,313,178)	(3,816,140)	(33,271,494)	(59,385,723)	(499,257,354)	(10,019,343)	(86,894,652)
Net Decrease	(30,562,330)	$(257,443,323)	(722,073)	$(6,188,680)	(29,498,134)	$(248,394,530)	(6,298,411)	$(54,733,816)
Destinations Low Duration Fixed Income Fund
Shares sold	3,747,102	$34,965,506	529,530	$5,085,578	6,608,538	$61,812,158	791,820	$7,601,425
Shares issued on reinvestment	1,687,215	15,663,939	135,648	1,295,341	1,935,803	18,055,182	158,218	1,515,513
Shares repurchased	(10,476,154)	(97,733,224)	(771,975)	(7,408,022)	(16,386,201)	(153,152,676)	(2,086,269)	(20,015,299)
Net Decrease	(5,041,837)	$(47,103,779)	(106,797)	$(1,027,103)	(7,841,860)	$(73,285,336)	(1,136,231)	$(10,898,361)
Destinations Global Fixed Income Opportunities Fund
Shares sold	12,398,190	$116,644,552	1,182,810	$11,394,295	11,998,520	$112,672,168	1,316,276	$12,610,023
Shares issued on reinvestment	4,563,644	42,825,245	358,620	3,443,355	4,998,004	46,714,270	427,746	4,084,374
Shares repurchased	(21,117,962)	(198,180,906)	(1,284,570)	(12,357,959)	(24,901,718)	(233,835,397)	(3,722,078)	(35,708,821)
Net Increase/(Decrease)	(4,156,128)	$(38,711,109)	256,860	$2,479,691	(7,905,194)	$(74,448,959)	(1,978,056)	$(19,014,424)
Destinations Municipal Fixed Income Fund
Shares sold	5,352,459	$51,086,630	1,403,866	$13,522,634	7,322,867	$70,782,590	1,421,209	$13,772,481
Shares issued on reinvestment	1,949,833	18,628,052	123,382	1,185,500	2,358,382	22,732,761	133,259	1,291,099
Shares repurchased	(20,130,393)	(191,981,624)	(1,259,922)	(12,121,798)	(19,744,435)	(190,744,803)	(2,651,132)	(25,744,203)
Net Increase/(Decrease)	(12,828,101)	$(122,266,942)	267,326	$2,586,336	(10,063,186)	$(97,229,452)	(1,096,664)	$(10,680,623)
Destinations Multi Strategy Alternatives Fund
Shares sold	9,245,426	$95,228,667	934,139	$9,385,558	5,248,885	$55,251,873	794,428	$8,103,661
Shares issued on reinvestment	2,467,225	25,454,291	225,372	2,256,729	3,605,145	37,412,072	334,755	3,378,198
Shares repurchased	(17,222,191)	(177,006,367)	(999,834)	(9,993,778)	(26,562,859)	(279,173,481)	(3,511,921)	(36,003,559)
Net Increase/(Decrease)	(5,509,540)	$(56,323,409)	159,677	$1,648,509	(17,708,829)	$(186,509,536)	(2,382,738)	$(24,521,700)
Destinations Shelter Fund
Shares sold	706,319	$8,477,493	15,763	$190,873	787,554	$9,101,952	18,043	$203,245
Shares issued on reinvestment	7,291	86,538	361	4,363	27,724	321,053	944	10,762
Shares repurchased	(1,825,371)	(22,625,117)	(57,536)	(674,608)	(2,156,683)	(24,385,545)	(41,153)	(473,000)
Net Decrease	(1,111,761)	$(14,061,086)	(41,412)	$(479,372)	(1,341,405)	$(14,962,540)	(22,166)	$(258,993)
Destinations Real Assets Fund
Shares sold	32,758,979	$79,231,054	3,975,479	$8,405,730	144,171,965	$322,781,590	12,623,123	$25,169,195
Shares issued on reinvestment	4,327,892	10,560,057	553,136	1,194,774	342,007	728,474	30,318	57,605
Shares repurchased	(39,221,498)	(93,083,626)	(2,767,698)	(5,892,513)	(11,513,282)	(25,285,541)	(768,281)	(1,496,656)
Net Increase/(Decrease)	(2,134,627)	$(3,292,515)	1,760,917	$3,707,991	133,000,690	$298,224,523	11,885,160	$23,730,144

11. ReFlow Liquidity Program
The Funds may participate in one or more optional liquidity programs, which are designed to provide an alternative liquidity source for mutual funds when conducting normal business activities. Pursuant to the programs, a third-party purchases shares of a fund that settle the next business day and the fund has the ability to use incoming cash to meet net shareholder redemptions, as necessary. A Fund is not guaranteed to receive cash under the program on any given day. Following purchases of fund shares, the
375

Notes to Financial Statements
February 28, 2026(continued)
11. ReFlow Liquidity Program (continued)
third-party then generally expects to redeem those shares when the fund experiences net sales or at other times at the third-party’s discretion, subject to the third-party’s independent decision making. While the third-party holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. The third-party could redeem its entire share position in the Fund and may request that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies.
For use of the liquidity program, a Fund may pay a fee to the third-party each time it purchases shares of such Fund. Fees associated with the use of the liquidity program are included within the miscellaneous expense on the Fund’s Statement of Operations. Purchases of a Fund’s shares through the liquidity program are made on an investment-blind basis without regard to such Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, the third-party is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. The third-party will purchase shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares.
The following table presents ReFlow activity during the year ended February 28, 2026:

Fund	Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
Destinations Large Cap Equity Fund	53,693,304	$592,019,076	54,620,666	$604,970,990	$312,904,442
Destinations Small-Mid Cap Equity Fund	10,500,383	$98,601,380	10,705,497	$101,135,356	$37,793,414
Destinations International Equity Fund	12,314,008	$157,664,602	12,060,823	$154,726,613	$45,636,197
Destinations Equity Income Fund	2,458,192	$32,544,592	2,458,192	$32,546,917	$9,682,133

12. In-Kind Transactions
During the year ended February 28, 2026, Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Real Assets Fund redeemed shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

Fund	Transaction Dates	Shares Redeemed	Securities at Value	Cash	Total Assets	Realized Gain
Destinations Large Cap Equity Fund	27-Mar-25	6,935,271	$100,672,073	$2,871,520	$103,543,593	$82,560,055
Destinations Small-Mid Cap Equity Fund	27-Mar-25	1,653,804	$14,153,873	$548,442	$14,702,315	$6,623,019
Destinations Equity Income Fund	27-Mar-25	787,402	$9,669,564	$322,562	$9,992,126	$4,845,377
Destinations Large Cap Equity Fund	9-May-25	7,118,644	$102,462,082	$3,178,596	$105,640,678	$75,363,624
Destinations Small-Mid Cap Equity Fund	9-May-25	2,283,105	$19,590,839	$660,303	$20,251,142	$10,367,382
Destinations Equity Income Fund	9-May-25	1,117,318	$13,534,088	$465,912	$14,000,000	$2,231,625
Destinations Large Cap Equity Fund	14-Aug-25	6,257,449	$102,636,284	$2,676,588	$105,312,872	$71,827,700
Destinations Small-Mid Cap Equity Fund	14-Aug-25	1,998,002	$19,316,293	$723,667	$20,039,960	$11,142,552
Destinations International Equity Fund	14-Aug-25	2,298,851	$29,047,811	$1,021,155	$30,068,966	$11,053,498
Destinations Equity Income Fund	14-Aug-25	1,120,239	$14,708,574	$381,045	$15,089,619	$8,357,538
Destinations Large Cap Equity Fund	28-Jan-26	6,650,544	$107,288,189	$2,645,305	$109,933,494	$48,015,616
Destinations Small-Mid Cap Equity Fund	28-Jan-26	2,614,379	$27,374,176	$678,112	$28,052,288	$16,493,266

376

Notes to Financial Statements
February 28, 2026(continued)
12. In-Kind Transactions (continued)

Fund	Transaction Dates	Shares Redeemed	Securities at Value	Cash	Total Assets	Realized Gain
Destinations Equity Income Fund	28-Jan-26	1,315,789	$17,388,655	$677,134	$18,065,789	$8,374,159
Destinations Real Assets Fund	28-Jan-26	4,214,559	$11,048,472	$120,110	$11,168,582	$5,489,540
Destinations Large Cap Equity Fund	26-Feb-26	3,407,683	$53,213,278	$2,604,566	$55,817,844	$22,391,605
Destinations Multi Strategy Alternatives Fund	26-Feb-26	2,534,113	$24,760,070	$1,265,271	$26,025,341	$13,080,770

13. Dividend and Tax Components of Capital
The tax character of distributions paid during the fiscal year ended February 28, 2026, were as follows:

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$—	$—	$—	$—	$20,042,993	$—	$—	$—
Ordinary Income	24,756,914	11,134,739	55,714,749	13,952,362	61,861,602	17,184,768	46,891,687	84,366	28,093,739	90,901	11,928,072
Net Long-term Capital Gains	229,329,081	37,104,625	131,460,066	26,898,489	—	—	—	—	—	—	—
Total Distributions Paid	$254,085,995	$48,239,364	$187,174,815	$40,850,851	$61,861,602	$17,184,768	$46,891,687	$20,127,359	$28,093,739	$90,901	$11,928,072

The tax character of distributions paid during the fiscal year ended February 28, 2025, were as follows:

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$—	$—	$—	$—	$24,279,528	$—	$—	$—
Ordinary Income	159,616,383	22,389,009	48,824,656	15,614,880	72,934,670	19,778,759	51,394,130	79,046	41,269,853	331,815	796,639
Net Long-term Capital Gains	403,891,774	37,490,316	20,557,104	—	—	—	—	—	—	—	—
Total Distributions Paid	$563,508,157	$59,879,325	$69,381,760	$15,614,880	$72,934,670	$19,778,759	$51,394,130	$24,358,574	$41,269,853	$331,815	$796,639

377

Notes to Financial Statements
February 28, 2026(continued)
13. Dividend and Tax Components of Capital (continued)
As of February 28, 2026, the components of accumulated earnings on a tax basis were as follows:

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund
Undistributed ordinary income – net	$313,409	$2,180,174	$11,664,855	$3,764,850	$1,818,634	$3,175,578	$9,253,172	$—	$5,883,945	$—	$5,893,066
Undistributed long-term capital gains – net	59,323,545	16,627,454	69,581,159	13,744,966	—	—	—	—	—	—	3,215,828
Undistributed tax-exempt income – net	—	—	—	—	—	—	—	1,301,075	—	—	—
Total Undistributed earnings	59,636,954	18,807,628	81,246,014	17,509,816	1,818,634	3,175,578	9,253,172	1,301,075	5,883,945	—	9,108,894
Capital Loss Carryforward	—	—	—	—	(239,080,091)	(24,717,861)	(49,180,265)	(36,982,760)	(1,322,041)	(16,926,715)	—
Current Year Late Year Loss Deferral	—	—	—	—	—	—	—	—	—	(33,439)	—
Unrealized appreciation (depreciation)(a)	709,228,200	171,486,630	672,006,196	130,251,268	(90,385,663)	(7,189,946)	(6,068,756)	7,414,153	1,526,096	41,966,708	66,572,284
Total accumulated earnings/(losses) – net	$768,865,154	$190,294,258	$753,252,210	$147,761,084	$(327,647,120)	$(28,732,229)	$(45,995,849)	$(28,267,532)	$6,088,000	$25,006,554	$75,681,178

(a)
The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, tax cost adjustments related to partnerships, forwards, futures, ROC dividends received, real estate investments, foreign currency, the difference between book and tax amortization methods, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

Reclassification: GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current period, the following reclassifications have been made:

	Total distributable earnings (losses)	Paid-in capital
Destinations Large Cap Equity Fund(a)	$(632,454,244)	$632,454,244
Destinations Small-Mid Cap Equity Fund(a)	(86,297,257)	86,297,257
Destinations International Equity Fund(a)	(65,126,958)	65,126,958
Destinations Equity Income Fund(a)	(34,439,847)	34,439,847
Destinations Global Fixed Income Opportunities(a)	(5)	5
Destinations Multi Strategy Alternatives Fund(a)	(12,853,132)	12,853,132
Destinations Shelter Fund(b)	12,002	(12,002)
Destinations Real Assets Fund(a)	(5,965,607)	5,965,607

(a)	Reclassifications are due to permanent differences primarily related to redemptions in-kind.
(b)	Reclassifications are due to permanent differences primarily from net operating losses.
378

14. Capital Loss Carry Forward
As of February 28, 2026, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund
Short-Term	$—	$—	$—	$—	$92,159,603	$7,301,183	$—	$8,699,175	$1,322,041	$9,633,578	$ —
Long-Term	—	—	—	—	146,920,488	17,416,678	49,180,265	28,283,585	—	7,293,137	—
	$—	$—	$—	$—	$239,080,091	$24,717,861	$49,180,265	$36,982,760	$1,322,041	$16,926,715	$—

15. Subsequent Events
Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements.
379

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Funds and Board of Trustees
Brinker Capital Destinations Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Brinker Capital Destinations Trust, comprised of the Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund, Destinations Shelter Fund, and Destinations Real Assets Fund (collectively, the Funds), including the schedules of investments, as of February 28, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 28, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended February 28, 2022 were audited by other independent registered public accountants whose report, dated April 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Brinker Capital Destinations Trust investment companies since 2022.
Philadelphia, Pennsylvania
April 27, 2026
380

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited)
Brinker Capital Destinations Trust (the “Trust” and, each series thereof a “Fund,” and together, the “Funds”) and Orion Portfolio Solutions, LLC (d/b/a Brinker Capital Investments) (the “Adviser”), operate under an investment advisory agreement (the “Advisory Agreement”), pursuant to which the Adviser selects investments in third-party funds and serves as a “manager of managers” for the Funds in that it selects and oversees professional third-party money managers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) who are responsible for investing allocated assets of one or more Funds’ assets pursuant to a separate investment advisory agreement (a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between the Adviser and each Sub-Adviser.
Section 15 of the Investment Company Act of 1940, as amended (the “Investment Company Act”) requires that the initial approval of a Fund’s investment advisory agreement be specifically approved by the vote of a majority of the outstanding shareholders of the Fund and the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of any party to the Agreements (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the Investment Company Act requires that the continuation or renewal of any investment advisory agreement be approved at least annually (after an initial period of up to two years), which requires the vote of a majority of the Board of Trustees (the “Board”), including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required because of an exemptive order that was granted to the Trust by the U.S. Securities and Exchange Commission (“SEC”). In addition, as a result of the impact of the coronavirus and COVID-19 pandemic, the SEC issued three Orders in 2020 that conditionally exempt registered investment companies and their investment advisers, as well as principal underwriters from in-person voting requirements. The relief provided by those Orders has not yet been withdrawn by the SEC Staff, and the Trust remains able to rely on that relief under certain circumstances.
Board Considerations of the Advisory Agreement
At the December 9-10, 2025, meeting of the Board (the “December Meeting”), the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement between the Adviser and the Trust for an additional one-year period. The Board considered the performance of the Adviser in delivering services to the Funds under the Advisory Agreement throughout the year, including, specifically in the context of assessing whether to renew the Advisory Agreement, at a Governance Committee meeting held on November 21, 2025 and at the December Meeting. Throughout the course of the year, and particularly during the November 2025 Governance Committee meeting and December Meeting, the Board requested and received information from the Adviser that they deemed reasonably necessary for their review of the Advisory Agreement and the performance of the Adviser thereunder. Additionally, the Board received a memorandum from counsel regarding the responsibilities of the Board in connection with its consideration of whether to renew the Trust’s Advisory Agreement. The Board was also assisted in its review by both Fund counsel and Board counsel and met in an executive session separate from representatives of the Adviser.
Nature, Extent and Quality of the Adviser’s Advisory Services
The Board considered the nature, extent and quality of the advisory services that the Adviser has provided and will continue to provide to the Funds, and the resources dedicated to the Funds. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record. The Board considered the terms of the Advisory Agreements and the range of services provided by the Adviser. The Board also evaluated the Adviser’s ongoing oversight of the Sub-Advisers, which includes continuous analysis of, and regular discussions with each Sub-Adviser about, among other things, the investment strategies, performance and trading operations of the portion of a Fund’s assets managed by a particular Sub-Adviser, and periodic on-site or virtual and other meetings with the Sub-Advisers. In addition, the Board considered the Adviser’s ongoing assessment of the durability and financial condition of the Sub-Advisers. The Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Adviser to the Funds and the resources of the Adviser to the Funds were sufficient to support the renewal of the Advisory Agreement. Additionally, the Board reviewed information received from the Adviser and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act and those of the Adviser.
Performance
In determining whether to renew the Advisory Agreement, the Board considered the performance of the Adviser in selecting and evaluating Sub-Advisers, allocating Fund assets among Sub-Advisers, and determining relative passive- and active-investment exposures within the Funds. The Board also considered the Funds’ performance relative to their peer groups and appropriate
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indexes/benchmarks. The Board reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at Board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Board found Fund performance satisfactory, or, where performance was significantly below the benchmark and/or peer group, the Board was satisfied with the reasons provided to explain such performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of the Advisory Agreement.
Management Fees and Expense Ratios
As to each Fund, the Board reviewed and considered the management fees payable by the Fund to the Adviser in light of the nature, extent and quality of the advisory services provided by the Adviser. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements in place for the Funds and considered the actual fee rate (after taking any such waivers and reimbursements into account), and whether any fee waivers and expense reimbursements could be discontinued. Further, the Board considered that, as a result of the contractual advisory fee waivers, the total amount of advisory fees that may be retained by the Adviser is limited to 44.4 basis points of each Fund’s assets. The Board also reviewed with management the scope of services provided to the Funds by the Adviser and that the Adviser coordinates and oversees the provision of services to each Fund by other fund service providers, including the Sub-Advisers. Additionally, the Board received and considered information comparing each Funds’ advisory fees with those of a group of funds selected by Broadridge.
The Board determined, in the context of its full deliberations, that, as to each Fund, the advisory fees paid by the Fund to the Adviser, taking into effect the impact of the proposed changes to the contractual fee waivers going forward, are reasonable in light of comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.
Profitability
The Board considered the profits realized by the Adviser in connection with the operation of the Funds, and whether the amount of profit was a fair entrepreneurial profit for the management of the Funds. In particular, the Board considered that the Adviser retains a limited amount of compensation (as a percentage of Fund assets) from each Fund as a result of the contractual fee waivers. The Board also considered the profitability of the Adviser for providing advisory services to the Funds as an overall complex, noting that the Adviser implemented its model-based investment advice through allocations of assets among the Funds and that, because of the investor base of the Funds, the amount of compensation paid to the Adviser must be equal across each Fund such that the Adviser does not have an incentive to favor allocating client assets to one Fund over another Fund. As to each Fund, the Board concluded, in the context of its full deliberations, that the Adviser’s level of profitability was reasonable and supported renewal of the Advisory Agreement.
Economies of Scale
As to each Fund, the Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board considered the various ways economies of scale could be realized and shared with Fund investors, and whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. In assessing the potential for economies of scale, the Board also took into account current and recent trends in Fund inflows and outflows, as well as recent market trends for mutual funds overall.
Other Benefits to the Adviser
As to each Fund, the Board considered other benefits received or that could be expected to be received by the Adviser and its affiliates as a result of their relationship with the Funds, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders. In light of the Adviser’s costs of providing investment management and other services to the Funds and the Adviser’s ongoing commitment to the Funds and each Sub-Adviser’s day-to-day management of the portion of the respective Fund’s assets allocated to it, the Board determined that the profits and ancillary benefits that the Adviser and its affiliates receive through their management of the Funds are reasonable.
382

Board Considerations of the Sub-Advisory Agreements
During the period covered by this Annual Report, the Board considered the renewal of certain Sub-Advisory Agreements with existing Sub-Advisers and the approval of new Sub-Advisory Agreements. In particular, at a meeting of the Board held on September 9-10, 2025 (the “September Meeting”), the Adviser recommended and the Board, including all of the Independent Trustees, approved a new Sub-Advisory Agreement for the management of the Destinations Real Assets Fund by Nomura Investments Fund Advisers (“NIFA”), a series of Nomura Investment Management Business Trust (“NIMBT”). Previously, Delaware Investments Funds Advisers (“DFIA”), a series of Macquarie Investment Management Business Trust, served as a Sub-Adviser to the Destinations Real Assets Fund. The approval of NIFA was in anticipation of Nomura Holdings America Inc. acquiring Macquarie Asset Management’s U.S. and European public investments business, which included DIFA and resulted in a change of control in DIFA and, as result of the change of control, in the automatic termination of the Sub-Advisory Agreement between the Adviser and DIFA.
Also at the September Meeting, the Adviser recommended and the Board, including all of the Independent Trustees, approved the renewal of the existing Sub-Advisory Agreements for the management of the: (i) Destinations Small-Mid Cap Equity Fund by Ceredex Value Advisors LLC, Driehaus Capital Management, LLC (“Driehaus”) and Leeward Investments, LLC; (ii) Destinations Equity Income Fund by Federated Equity Management Company of Pennsylvania, Neuberger Berman Investment Advisors, LLC and Nuveen Asset Management; and (iii) Destinations Multi Strategy Alternatives Fund by Driehaus and LMCG Investments, LLC.
Further, at a meeting of the Board held on December 9-10, 2025 (the “December Meeting”), the Adviser recommended and the Board, including all of the Independent Trustees, approved a new Sub-Advisory Agreement for the management of the Destinations Multi Strategy Alternatives Fund by Numeric Investors LLC (“Numeric”). Also at the December Meeting, the Adviser recommended and the Board, including all of the Independent Trustees, approved the renewal of the existing Sub-Advisory Agreements for the management of the: (i) Destinations Core Fixed Income Fund by DoubleLine Capital LP (“DoubleLine”), Merganser Capital Management LLC and Wellington Capital Management Capital LLP; (ii) Destinations Low Duration Fixed Income Fund by CrossingBridge Advisors, LLC (“CrossingBridge”) and DoubleLine; (iii) Destinations Global Fixed Income Opportunities Fund by CrossingBridge, DoubleLine, GLG Partners, LP and Numeric Investors LLC; and (iv) Destinations Municipal Fixed Income Fund by Lord, Abbett & Co. LLC, Northern Trust Investments, Inc. and Seix Investment Advisers.
For these meetings, the Board requested and received information from the Adviser and the Sub-Advisers that it deemed reasonably necessary for its review of the Sub-Advisory Agreements and to evaluate the relevant performance of each Sub-Adviser, with respect to the Funds. This information was provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. Finally, the Independent Trustees received advice from independent counsel to the Independent Trustees, met in executive sessions outside the presence of Fund management and participated in question and answer sessions with representatives of the Adviser and the Sub-Advisers.
Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from the Adviser and the Sub-Advisers regarding: (i) the quality of the Sub-Advisers’ investment management and other services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that the Adviser pays the Sub-Advisers, compared with fees charged to comparable accounts; (vi) the Sub-Advisers’ profitability; (vii) the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (viii) the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (ix) the Funds’ performance over various periods of time compared with peer groups of mutual funds or the Funds’ benchmark indexes.
In voting to renew or approve the Sub-Advisory Agreements, as applicable, the Board considered whether the renewal or the approval of the Sub-Advisory Agreements would be in the best interests of the respective Fund and its shareholders, including an evaluation based on several factors, some of which are listed below.
Nature, Extent and Quality of the Sub-Advisory Services Provided
The Board received and considered information regarding the nature, extent and quality of services that will continue to be provided (or will be provided) to the Funds by the Sub-Advisers under the Sub-Advisory Agreements. The Board considered information regarding the process by which the Adviser selected and recommended the Sub-Advisers to the Board for renewal or approval, and the supervisory activities over the Sub-Advisers performed by the Adviser, including monitoring the Sub-Advisers’ compliance with the investment objectives, policies, and restrictions of the allocated assets of each applicable Fund. The Board considered the Sub-Advisers’ specific responsibilities in all aspects of the day-to-day management of the portion of the Funds’
383

assets allocated to them, as well as the qualifications, experience and responsibilities of the persons serving as the portfolio managers for the Funds’ assets to be managed by the Sub-Adviser and of other key personnel of the Sub-Adviser. The Board discussed the terms of the Sub-Advisory Agreements and considered the Adviser’s favorable assessment of the nature and quality of the Sub-Advisers’ services expected to continue to be provided (or expected to be provided) to the Funds. The Board also reviewed information received from the Sub-Adviser regarding each Sub-Adviser compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act.
The Board discussed with representatives of the Adviser, the portfolio management strategy that would continue to be employed (or be employed) by each of the Sub-Advisers. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by each Sub-Adviser was adequate and appropriate in light of: (i) the Sub-Adviser’s experience and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by the Sub-Adviser in managing the portion of the Fund’s assets allocated to them, (iii) how the Sub-Adviser is expected to complement the applicable Fund’s existing Sub-Advisers, (iv) the Sub-Adviser’s compliance program, and (v) the Adviser’s recommendation to engage the Sub-Adviser.
Performance
The Board received information from the Adviser regarding the Sub-Advisers’ historical performance returns managing the Funds (in the case of renewals) and managing investment mandates similar to that of the applicable Funds (in the case of renewals and approval), with such performance compared to a relevant index. The Board discussed with representatives of the Adviser the investment strategy to be employed by each Sub-Adviser, its portfolio managers’ experience, and the Adviser’s experience and reputation in selecting, evaluating, and overseeing investment managers, including the process and diligence undertaken by the Adviser in evaluating Sub-Adviser performance. The Board determined that these factors supported a decision to renew the Sub-Advisory Agreements.
Management Fees and Expense Ratios
As to each Fund, the Board noted that it had reviewed and considered at the September 2025 Board Meeting, November 2025 Governance Committee meeting and the December 2025 Board Meeting, and in conversations at meetings throughout the year, the contractual management fees payable by the Adviser to the Sub-Advisers in light of the nature, extent and quality of the sub-advisory services provided by the Sub-Advisers. The Board also reviewed and considered whether any fee waiver and/or expense reimbursement arrangements were in place for a Fund and considered the actual fee rate (after taking any such waivers and reimbursements into account) (“Actual Management Fee”), noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by the Adviser to 44.4 basis points of each Fund’s assets. The Board noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and each Sub-Adviser, whereby the Adviser has no incentive to not vigorously negotiate the sub-advisory fees, given that the Adviser is required to retain a level fee across the Funds and is not permitted to increase the total advisory fee without a shareholder vote, and given that a lower total advisory fee will make the Funds more competitive in the marketplace, generally. The Board also noted that the Actual Management Fee for each of the Funds was lower than the contractual management fee. Additionally, the Board considered and discussed information about the Sub-Advisers’ fees and comparable information for other sub-advised funds and accounts managed by the Sub-Advisers.
Profitability
For certain Sub-Advisers, the Board considered whether the levels of compensation and profitability realized by each Sub-Adviser were reasonable in connection with its management of the Funds. For other Sub-Advisers, that were unwilling to provide account-specific profitability due to confidentiality concerns, the Board determined that the absence of such information was not determinative to the Board’s decision to renew or approve the Sub-Advisory Agreement. Further, in those cases where Sub-Advisers were willing and able to provide account-specific profitability information, the Board took into consideration that calculating an investment adviser’s performance on the basis of a single account (in particular a single sub-advised account) may not be an accurate reflection of the profitability of that investment adviser at the firm level or at the level of an investment strategy. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to each Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and the Adviser.
Economies of Scale
As to each Sub-Advisory Agreement, the Board considered and discussed whether the size of the assets allocated to the Sub-Adviser and, if applicable, the size of the Sub-Adviser’s investment strategy as a whole, warranted consideration of whether sufficient economies of scale could be realized by the Sub-Adviser with respect to its management of the Fund, such that the
384

implementation of a breakpoint fee or a fee reduction might be appropriate. As part of this assessment, the Board took into consideration inflow and outflow trends across the Fund complex, in general, in recent years, as well as recent market trends for mutual funds overall. As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders, in general, should realize economies of scale as certain expenses, such as fixed fees, become a smaller percentage of overall assets.
Other Benefits
As to each Fund, the Board considered other benefits received or that could be expected to be received by each Sub-Adviser and its affiliates as a result of their relationship with the Funds, including soft dollar arrangements, receipt of brokerage, the opportunity to offer additional products and services to Fund shareholders, or other benefits that could accrue to the Sub-Advisers in terms of increased visibility or reputation within the industry (so-called “fall-out benefits”). In light of each Sub-Adviser’s day-to-day management of the portion of the respective Fund’s assets allocated to it, the Board determined that any such ancillary benefits that the Sub-Adviser and its affiliates receive through their management of the Funds are reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Trustees thereon, with the advice of Fund counsel and independent legal counsel, unanimously resolved to renew the proposed Sub-Advisory Agreements, having determined that the Sub-Advisory Agreements would be in the best interests of the applicable Funds and their shareholders.
Distributor Approval
At the December Meeting, the Board, including a majority of the Independent Trustees approved a renewal of the distribution agreement between the Funds and Foreside Fund Services, LLC (“Foreside”).
385

Additional Information (unaudited)
TRUSTEES AND OFFICERS OF THE TRUST
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, the Adviser, the Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a “multi-manager” strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment advisory services, the Adviser monitors and supervises the services provided to the Trust by its administrator. The Adviser also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses, and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 80. Unless otherwise noted, the business address of each Trustee is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312.
The executive officers of the Trust are employees of organizations that provide services to the Funds. Unless otherwise noted, the business address of each officer is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
J. Scott Coleman, CFA Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	11	Osterweis Capital Management since May 2022, Optimum Fund Trust from 2011 to 2015.
Nicholas Marsini, Jr. Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	11	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust, Polen Credit Opportunities Fund and Sidara Group (advisory board).

386

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
Gregory E. McGowan Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	11
Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services
Mexico, S. de R. L., Templeton Global Growth Fund Ltd (Australia), Franklin Liberty Shares ICAV (Ireland), Franklin Emerging Markets Debt Fund PLC (Ireland), Franklin Floating Rate Fund PLC (Ireland), The Dar Group (sub-advisory board), Hammerspace Inc. (sub-advisory board).

*	Each Trustee remains in office until he or she resigns, retires or is removed.
387

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INTERESTED TRUSTEES*
Joseph V. Del Raso** Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Troutman Pepper Hamilton LLP (law firm) since 1998.	11	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company).
Noreen D. Beaman Birth Year: 1964	Chair of the Board of Trustees	Since 2018	Executive Coach at East Bay Merchant Partners since 2023. President of Brinker Capital Investments, LLC from 2020 until 2022. Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020. President of Brinker Capital Holdings, LLC from 2020 to 2022. President and CEO of Brinker Capital Securities, LLC from 2014 to 2022. President of Orion Advisor Solutions, Inc. from 2021 to 2022 (EVP in 2020). President of Orion Advisor Technology, LLC from 2021 to 2022 (EVP in 2020). President of Orion Portfolio Solutions, LLC from 2021 to 2022.	11
Advisory Council to the Adviser since 2025. Board of Directors/Managers for following entities from 2020 to 2025 and Vice Chair from 2022 to 2025: GT Polaris GP, LLC, GT Polaris Holdings, Inc., GT Polaris Midco, Inc., Orion Advisor Solutions, Inc., Commonwealth Financial Network, Advisory Board from May 2023 to May 2025.

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**
Mr. Del Raso became an “interested” Trustee (as such term is defined under Section 2(a)(19) of the Investment Company Act) as of April 1, 2018. The law firm at which Mr. Del Raso is a partner provides legal services to a current Sub-Adviser of the Funds, making Mr. Del Raso an interested person with respect to the Trust, as a technical matter, pursuant to paragraphs (A)(iii) and (B)(iv) of Section 2(a)(19) of the Investment Company Act.

388

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS***
Brian Ferko Birth Year: 1971	President & Chief Operating Officer	Since March 2024 and September 2023 respectively
Chief Compliance Officer of Brinker Capital Investments from 2015 to 2023; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of Cipperman Compliance Services from 2012 to 2015.

Kevin Fustos Birth Year: 1980	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.
Peter Townsend Birth Year: 1977	Secretary, Chief Compliance Officer & Anti Money Laundering Officer	Since January 2017 and March 2024 respectively
Deputy Funds Chief Compliance Officer of Brinker Capital Investments since 2017; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.

Toni Gretsky, IACCP® Birth Year: 1976	Assistant Secretary	Since June 2024
Senior Compliance and Fund Operations Manager of Brinker Capital Investments since 2023; Senior Compliance Associate at Orion Portfolio Solutions from 2020-2023; Compliance Coordinator at Brinker Capital from 2008-2020: Administrative Assistant/Supervisor for Brinker Capital from 2004-2008.

Kylee Beach Birth Year: 1984	Assistant Secretary	Since March 2024
General Counsel and Secretary, Orion Advisor Solutions, Inc., since 2019; Orion Advisor Technology, LLC, since 2014; Brinker Capital Investments, since 2020 and also General Counsel for CLS Investments, LLC, now part of Brinker Capital Investments, LLC, since 2014; GT Polaris Holdings Inc., since 2020; GT Polaris Midco, Inc., since 2020; Brinker Capital Securities, LLC, since 2020; Advizr, Inc., since 2019; Orion Portfolio Solutions, LLC, since 2018; BasisCode Compliance, LLC, since 2021; Redtail Technology Inc., since 2022; TownSquare Capital, LLC, since 2022; Associate General Counsel, NorthStar Financial Services Group, LLC from 2012 to 2018.

389

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Brian Storey, CFA Birth Year: 1974	Investment Officer	Since June 2022
Head of Multi-Asset Strategies at Brinker Capital Investments since 2024; Deputy Chief Investment Officer - Destinations Portfolios at Brinker Capital Investments from 2023 to 2024; Senior Portfolio Manager at Brinker Capital Investments from 2022 to 2023; Senior Vice President and Senior Portfolio Manager at First Citizens Bank & Trust from 2016 to 2021.

Andrew Goins, CFA Birth Year: 1984	Investment Officer	Since June 2023
Senior Portfolio Manager at Brinker Capital Investments since 2023; Director of SMA and Mutual Fund Due Diligence at Brinker Capital Investments from 2021 to 2023; Investment Manager at Brinker Capital Investments from 2015 to 2021.

Timothy Holland, CFA Birth Year: 1969	Investment Officer	Since June 2022
Chief Investment Officer of Brinker Capital Investments since September 2024 and from 2020 to 2023; Chief Investment Officer of TownSquare Capital, LLC, an Orion Company, since 2023; Portfolio Manager of Brinker Capital Investments since 2017; Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC from 2017 to 2020; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.

Patrick Amerson Birth Year: 1994	Investment Officer	Since December 2021
Investment Analyst at Brinker Capital Investments since 2021; Client Service Representative at Brinker Capital Investments, LLC from 2019 to 2021; Operations Associate at Brinker Capital Investments, LLC from 2017-2019.

***
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

390

Important Tax Information (unaudited)
The following information is provided with respect to the distributions paid during the taxable year ended February 28, 2026:

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
Ordinary Income:
Qualified Dividend Income for Individuals	—	27.66%	74.98%	100%	—
Dividends Qualifying for the Dividends Received Deduction for Corporations	—	27.59%	5.51%	61.90%	—
Foreign Taxes Paid	—	—	$6,170,025	—	—
Foreign Source Income	—	—	$52,778,697	—	—
Foreign Tax Paid Per Share	—	—	0.05	—	—
Foreign Source Income Per Share	—	—	0.39	—	—

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	—	14.72%	100.00%	65.05%
Dividends Qualifying for the Dividends Received Deduction for Corporations	—	—	—	14.92%	100.00%	24.98%
Interest from Tax-Exempt Obligations	—	—	99.58%	—	—	—
Long-Term Capital Gain Dividend	—	—	—	—	—	—

391

Brinker Capital Destinations Trust
Investment Adviser
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103-3007
www.morganlewis.com
Independent Registered Public Accounting Firm
KPMG LLP
1735 Market Street
Philadelphia, PA 19103
www.kpmg.us
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each Fund’s risk, objectives, fees and expenses, experience of management, and other information.
Visit www.destinationsfunds.com for more information.

DSA_AR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The aggregate renumeration paid to all Trustees and Officers is included within the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the Investment Advisory Contracts is included within the financial statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:	(Signature and Title)

/s/ Brian Ferko
Brian Ferko
Title:	President (Principal Executive Officer)
Date:	April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Ferko
Brian Ferko
Title:	President (Principal Executive Officer)
Date:	April 27, 2026

By:	(Signature and Title)

/s/ Kevin Fustos
Kevin Fustos
Title:	Chief Financial Officer and Treasurer (Principal Financial Officer)

Date:	April 27, 2026